                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. _________                                        [ ]

Post-Effective Amendment No. 9 (File No. 333-139764)                         [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

                      Amendment No. 41 (File No. 811-07511)                  [X]

                        (Check appropriate box or boxes)

               RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2
                           (Exact Name of Registrant)

                   RiverSource Life Insurance Co. of New York
                               (Name of Depositor)

       20 Madison Avenue Extension, Albany NY                            12203
(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-2237

   Rodney J. Vessels, 50605 Ameriprise Financial Center, Minneapolis, MN 55474
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

[ ]  immediately upon filing pursuant to paragraph (b)(1)(vii) of Rule 485

[X]  on July 19, 2010 pursuant to paragraph (b) of Rule 485

[ ]  60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ]  on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A.

PROSPECTUS

JULY 19, 2010

RIVERSOURCE(R) INNOVATIONS SELECT VARIABLE ANNUITY

INDIVIDUAL FLEXIBLE PURCHASE PAYMENT DEFERRED COMBINATION FIXED/VARIABLE ANNUITY

ISSUED BY:  RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK (RIVERSOURCE LIFE OF NY)

            20 Madison Avenue Extension
            P.O. Box 5555
            Albany, NY 12205-0555
            Telephone: (800) 504-0469
            (Corporate Office)
            RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The information in this prospectus applies to both contracts unless stated otherwise.

This prospectus contains information that you should know before investing. Prospectuses are also available for:

AllianceBernstein Variable Products Series Fund, Inc. (Class B)
American Century(R) Variable Portfolios, Inc., Class II
Columbia Funds Variable Insurance Trust
Credit Suisse Trust
Dreyfus Investment Portfolios, Service Share Class
Dreyfus Variable Investment Fund, Service Share Class
Eaton Vance Variable Trust (VT)
Fidelity(R) Variable Insurance Products Service Class 2
Franklin(R) Templeton(R) Variable Insurance Products
  Trust (FTVIPT) - Class 2
Goldman Sachs Variable Insurance Trust (VIT)
Invesco Variable Insurance Funds (previously AIM Variable
  Insurance Funds)
Janus Aspen Series: Service Shares
Legg Mason Variable Portfolios I, Inc.
MFS(R) Variable Insurance Trust(SM) - Service Class
Oppenheimer Variable Account Funds, Service Shares
PIMCO Variable Investment Trust (VIT)
Putnam Variable Trust - Class IB Shares
RiverSource Variable Series Trust (RVST)
Wanger Advisors Trust

Some funds may not be available in your contract. Please read the prospectuses carefully and keep them for future reference.

THE SECURITIES AND EXCHANGE COMMISSION (SEC) HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION (FDIC) OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the SEC and is available without charge by contacting RiverSource Life of NY at the telephone number and address listed above. The table of contents of the SAI is on the last page of this prospectus. The SEC maintains an Internet site. This prospectus, the SAI and other information about the product are available on the EDGAR Database on the SEC's Internet site at (http://www.sec.gov).

Variable annuities are insurance products that are complex investment vehicles. Before you invest, be sure to ask your investment professional about the variable annuity's features, benefits, risks and fees, and whether the variable annuity is appropriate for you, based upon your financial situation and objectives.


RiverSource Life of NY has not authorized any person to give any information or to make any representations regarding the contract other than those contained in this prospectus or the fund prospectuses. Do not rely on any such information or representations.


RiverSource Life of NY offers other variable annuity contracts in addition to the contracts described in this prospectus which your investment professional may or may not be authorized to offer to you. Each annuity has different features and optional benefits that may be appropriate for you based on your individual financial situation and needs, your age and how you intend to use the annuity. The different features and benefits may include the investment and fund manager options, variations in interest rate amount and guarantees, credits, surrender charge schedules and access to your annuity account values. The fees and charges you will pay when buying, owning and surrendering money from the contracts we describe in this prospectus may be more or less than the fees and charges of other variable annuities we issue. A securities broker dealer authorized to sell the

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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  1
contracts described in this prospectus (selling firm) may not offer all the variable annuities we issue. In addition, some selling firms may not permit their investment professionals to sell the contracts and/or optional benefits described in this prospectus to persons over a certain age (which may be lower than age limits we set), or may otherwise restrict the sale of the optional benefits described in this prospectus by their investment professionals. You should ask your investment professional about his or her selling firm's ability to offer you other variable annuities we issue (which might have lower fees and charges than the contracts described in this prospectus), and any limits the selling firm has placed on your investment professional's ability to offer you the contracts and/or optional riders described in this prospectus.

TABLE OF CONTENTS


KEY TERMS...................................    3
THE CONTRACTS IN BRIEF......................    5
EXPENSE SUMMARY.............................    8
CONDENSED FINANCIAL INFORMATION.............   19
FINANCIAL STATEMENTS........................   19
THE VARIABLE ACCOUNT AND THE FUNDS..........   19
THE FIXED ACCOUNT...........................   32
BUYING YOUR CONTRACT........................   35
CHARGES.....................................   39
VALUING YOUR INVESTMENT.....................   47
MAKING THE MOST OF YOUR CONTRACT............   48
SURRENDERS..................................   59
TSA -- SPECIAL PROVISIONS...................   60
CHANGING OWNERSHIP..........................   60
BENEFITS IN CASE OF DEATH...................   61
OPTIONAL BENEFITS...........................   65
THE ANNUITY PAYOUT PERIOD...................   76
TAXES.......................................   79
VOTING RIGHTS...............................   82
SUBSTITUTION OF INVESTMENTS.................   82
ABOUT THE SERVICE PROVIDERS.................   83
APPENDICES TABLE OF CONTENTS AND CROSS-
  REFERENCE TABLE...........................   85
APPENDIX A: EXAMPLE -- SURRENDER CHARGES....   86
APPENDIX B: EXAMPLE -- DEATH BENEFITS.......   95
APPENDIX C: EXAMPLE -- ACCUMULATION
  PROTECTOR BENEFIT RIDER DISCLOSURE........   97
APPENDIX D: SECURESOURCE RIDER DISCLOSURE...   98
APPENDIX E: EXAMPLE -- SECURESOURCE SERIES
  OF RIDERS.................................  110
APPENDIX F: SECURESOURCE SERIES OF
  RIDERS --  ADDITIONAL RMD DISCLOSURE......  116
APPENDIX G: PURCHASE PAYMENT CREDITS FOR
  ELIGIBLE CONTRACTS........................  118
APPENDIX H: ASSET ALLOCATION PROGRAM FOR
  CONTRACTS WITH APPLICATIONS SIGNED BEFORE
  JUNE 19, 2006.............................  119
APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR
  LIFE RIDER -- DISCLOSURE..................  120
APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT
  RIDER DISCLOSURE..........................  133
APPENDIX K: INCOME ASSURER BENEFIT RIDERS...  142
APPENDIX L: CONDENSED FINANCIAL INFORMATION
  (UNAUDITED)...............................  151
TABLE OF CONTENTS OF THE STATEMENT OF
  ADDITIONAL INFORMATION....................  163





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 2  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

KEY TERMS

These terms can help you understand details about your contract.

ACCUMULATION UNIT: A measure of the value of each subaccount prior to the application of amounts to an annuity payment plan.

ANNUITANT: The person or persons on whose life or life expectancy the annuity payouts are based.

ANNUITIZATION START DATE: The date when annuity payments begin according to the applicable annuity payment plan (referred to as "Retirement date" in the Original Contract). Throughout this prospectus when we use the term "Annuitization start date," it includes the term "Retirement date."

ANNUITY PAYOUTS: An amount paid at regular intervals under one of several plans.

ASSUMED INVESTMENT RETURN: The rate of return we assume your investments will earn when we calculate your initial annuity payout amount using the annuity table in your contract. You can choose an investment return of 3.5% or 5% depending on your mortality and expense risk fee.

BENEFICIARY: The person you designate to receive benefits in case of the owner's death (Current Contract), or owner's or annuitant's death (Original Contract) while the contract is in force.

CLOSE OF BUSINESS: The time the New York Stock Exchange (NYSE) closes (4 p.m. Eastern time unless the NYSE closes earlier).

CODE: The Internal Revenue Code of 1986, as amended.

CONTINGENT ANNUITANT (CURRENT CONTRACT): The person who becomes the annuitant when the current annuitant dies prior to the annuitization start date. In the case of joint ownership, one owner must also be the contingent annuitant.

CONTRACT: A deferred annuity contract that permits you to accumulate money for retirement by making one or more purchase payments. It provides for lifetime or other forms of payouts beginning at a specified time in the future.

CONTRACT VALUE: The total value of your contract before at any point in time.

CONTRACT YEAR: A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT: Our general account which includes the regular fixed account and the Special DCA fixed account (Current Contract) or the one-year fixed account and the DCA fixed account (Original Contract). Amounts you allocate to the fixed account earn interest rates we declare periodically.

FUNDS: Investment options under your contract. You may allocate your purchase payments into subaccounts investing in shares of the funds.

GOOD ORDER: We cannot process your transaction request relating to the contract until we have received the request in good order at our corporate office. "Good order" means the actual receipt of the requested transaction in writing, along with all information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes your completed request; the contract number; the transaction amount (in dollars); the names of and allocations to and/or from the subaccounts and the fixed account affected by the requested transaction; the signatures of all contract owners, exactly as registered on the contract, if necessary; Social Security Number or Taxpayer Identification Number; and any other information or supporting documentation that we may require. With respect to purchase requests, "good order" also generally includes receipt of sufficient payment by us to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in good order, and we reserve the right to change or waive any good order requirements at any time.

OWNER (YOU, YOUR): The person or persons who control the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits. The owner or any joint owner may be a nonnatural person (e.g. irrevocable trust or corporation) or a revocable trust. In this case, the annuitant will be deemed to be the owner for contract provisions that are based on the age or life of the owner. Any contract provisions that are based on the age of the owner will be based on the age of the oldest owner. Any ownership change, including continuation of the contract by your spouse under the spousal continuation provision of the contract, redefines "owner", "you" and "your".

QUALIFIED ANNUITY: A contract that you purchase to fund one of the following tax-deferred retirement plans that is subject to applicable federal law and any rules of the plan itself:

- Individual Retirement Annuities (IRAs) including inherited IRAs under Section 408(b) of the Code


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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  3

- Roth IRAs including inherited Roth IRAs under Section 408A of the Code

- Simplified Employee Pension IRA (SEP) plans under Section 408(k) of the Code

- Custodial and investment only plans under Section 401(a) of the Code

- Tax-Sheltered Annuity (TSA) rollovers under Section 403(b) of the Code

A qualified annuity will not provide any necessary or additional tax deferral if it is used to fund a retirement plan that is already tax-deferred.

All other contracts are considered NONQUALIFIED ANNUITIES.

RIDER EFFECTIVE DATE: The date a rider becomes effective as stated in the rider.

RIVERSOURCE LIFE OF NY: In this prospectus, "we," "us," "our" and "RiverSource Life of NY" refer to RiverSource Life Insurance Co. of New York.

SURRENDER VALUE: The amount you are entitled to receive if you make a full surrender from your contract (referred to as "Withdrawal value" in the Original Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".

VALUATION DATE: Any normal business day, Monday through Friday, on which the NYSE is open, up to the close of business. At the close of business, the next valuation date begins. We calculate the accumulation unit value of each subaccount on each valuation date. If we receive your purchase payment or any transaction request (such as a transfer or surrender request) in good order at our corporate office before the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the valuation date we received your payment or transaction request. On the other hand, if we receive your purchase payment or transaction request in good order at our corporate office at or after the close of business, we will process your payment or transaction using the accumulation unit value we calculate on the next valuation date. If you make a transaction request by telephone (including by fax), you must have completed your transaction by the close of business in order for us to process it using the accumulation unit value we calculate on that valuation date. If you were not able to complete your transaction before the close of business for any reason, including telephone service interruptions or delays due to high call volume, we will process your transaction using the accumulation unit value we calculate on the next valuation date.

VARIABLE ACCOUNT: Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

WITHDRAWAL VALUE: The amount you are entitled to receive if you make a full withdrawal from your contract (referred to as "Surrender value" in the Current Contract). It is the contract value minus any applicable charges. Throughout this prospectus when we use the term "Surrender" it includes the term "Withdrawal".


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 4  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE CONTRACTS IN BRIEF

This prospectus describes two versions of the contract: the Current Contract (applications signed on or after July 19, 2010) and the Original Contract (applications signed prior to July 19, 2010). The primary differences are disclosed in the following sections: "Key Terms", "Expense Summary," "Buying Your Contract", "Benefits in Case of Death", and "Optional Benefits."

PURPOSE: These contracts allow you to accumulate money for retirement or a similar long-term goal. You do this by making one or more purchase payments. For the Current Contract, you may allocate your purchase payments to the regular fixed account, the Special DCA fixed account and/or subaccounts of the variable account under the contract. For the Original Contract, you may allocate your purchase payments to the one-year fixed account, the DCA fixed account and/or subaccounts of the variable account under the contract. When you invest in the subaccounts of the variable account, you risk losing amounts you invest. These accounts, in turn, may earn returns that increase the value of the contract. You may be able to purchase an optional benefit to reduce the investment risk you assume under the contract. Beginning at a specified time in the future called the annuitization start date, these contracts provide lifetime or other forms of payout of your contract value (less any applicable premium tax and/or other charges).

BUYING A CONTRACT: There are many factors to consider carefully before you buy a variable annuity and any optional benefit rider. Variable annuities -- with or without optional benefit riders -- are not right for everyone. MAKE SURE YOU HAVE ALL THE FACTS YOU NEED BEFORE YOU PURCHASE A VARIABLE ANNUITY OR CHOOSE AN OPTIONAL BENEFIT RIDER. Some of the factors you may wish to consider include:

- "Tax-free" exchanges: It may not be advantageous for you to purchase one of these contracts in exchange for, or in addition to, an existing annuity or life insurance policy. Generally, you can exchange one annuity for another or for a long-term care policy in a "tax-free" exchange under Section 1035 of the Code. You can also do a partial exchange from one annuity contract to another annuity contract, subject to IRS rules. You also generally can exchange a life insurance policy for an annuity. However, before making an exchange, you should compare both contracts carefully because the features and benefits may be different. Fees and charges may be higher or lower on your old contract than on these contracts. You may have to pay a surrender charge when you exchange out of your old contract and a new surrender charge period will begin when you exchange into one of these contracts. If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax on the distribution. You should not exchange your old contract for one of these contracts, or buy one of these contracts in addition to your old contract, unless you determine it is in your best interest. (See
  "Taxes -- 1035 Exchanges").

- Tax-deferred retirement plans: Most annuities have a tax-deferred feature. So do many retirement plans under the Code. As a result, when you use a qualified annuity to fund a retirement plan that is tax-deferred, your contract will not provide any necessary or additional tax deferral for that retirement plan. A qualified annuity has features other than tax deferral that may help you reach your retirement goals. In addition, the Code subjects retirement plans to required surrenders triggered at a certain age. These mandatory surrenders are called required minimum distributions ("RMDs"). RMDs may reduce the value of certain death benefits and optional riders. (See "Taxes -- Qualified
  Annuities -- Required Minimum Distributions"). You should consult your tax advisor before you purchase the contract as a qualified annuity for an explanation of the tax implications to you.

- Taxes: Generally, income earned on your contract value grows tax-deferred until you make surrenders or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.) The tax treatment of qualified and non-qualified annuities differs. Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. (See "Taxes").

- Your age: if you are an older person, you may not necessarily have a need for tax deferral, retirement income or a death benefit. Older persons who are considering buying a variable annuity may find it helpful to consult with or include a family member, friend or other trusted advisor in the decision making process before buying a contract.

- How long you intend to keep the contract: These contracts have surrender charges. Does the contract meet your current and anticipated future need for liquidity? (See "Surrenders").

- If you can afford the contract: are your annual income and assets adequate to buy the annuity and any optional benefits you may choose?

- The fees and expenses you will pay when buying, owning and surrendering money from these contracts. (See "Charges").


- How and when you plan to take money from the contract: under current tax law, surrenders, including surrenders made under optional benefit riders, are taxed differently than annuity payouts. If you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the SecureSource series of riders, Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit for Life rider, the guaranteed amounts under the rider will be reduced and you will


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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  5
  no longer be eligible to receive any future rider credits available under the rider. (See "Surrenders"). In addition, certain surrenders may be subject to a federal income tax penalty. (See "Surrenders").


- Your investment objectives, how much experience you have in managing investments and how much risk you are you willing to accept.

- Short-term trading: if you plan to manage your investment in the contract by frequent or short-term trading, these contracts are not suitable for you and you should not buy one of them. (See "Making the Most of Your
  Contract -- Transferring Among Accounts").

FREE LOOK PERIOD: You may return your contract to your investment professional or to our corporate office within the time stated on the first page of your contract and receive a full refund of the contract value. We will not deduct any contract charges or fees. However, you bear the investment risk from the time of purchase until you return the contract; the refund amount may be more or less than the payment you made. (EXCEPTION: If the law requires, we will refund all of your purchase payments.)

ACCOUNTS: Generally, you may allocate purchase payments among the:

- subaccounts of the variable account, each of which invests in a fund with a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the annuitization start date will equal or exceed the total purchase payments you allocate to the subaccounts. (See "The Variable Account and the Funds").

- for the Current Contract:

  - regular fixed account, which earns interest at rates that we adjust periodically. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Buying Your Contract", "Transfer policies" and "The Regular Fixed Account").

  - Special DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "Special DCA Fixed Account").

- for the Original Contract:

  - one-year fixed account, which earns interest at rates that we adjust periodically. There are restrictions on the amount you can allocate to this account as well as on transfers from this account (see "Buying Your Contract", "Transfer policies" and "The One-Year Fixed Account").

  - DCA fixed account, which earns interest at rates that we adjust periodically. There are restrictions on how long contract value can remain in this account. (See "DCA Fixed Account").

TRANSFERS: Subject to certain restrictions, you currently may redistribute your contract value among the accounts without charge at any time until the annuitization start date, and once per contract year among the subaccounts after the annuitization start date. You may establish automated transfers among the accounts. Transfers into the Special DCA fixed account (Current Contract) and DCA fixed account (Original Contract) are not permitted. The regular fixed account (Current Contract) and the one-year fixed account (Original Contract) are subject to special restrictions. (See "Making the Most of Your
Contract -- Transferring Among Accounts").

SURRENDERS: You may surrender all or part of your contract value at any time before the annuitization start date. You also may establish automated partial surrenders. Surrenders may be subject to charges and income taxes (including a 10% IRS penalty if you make surrenders prior to your reaching age 59 1/2) and may have other tax consequences.

If you have elected SecureSource series of riders, Guarantor Withdrawal Benefit rider, or Guarantor Withdrawal Benefit for Life rider and you withdraw more than the allowed withdrawal amount in a contract year ("excess withdrawal") under the rider, the guaranteed amounts under the rider will be reduced and you will no longer be eligible to receive any future rider credits available under the rider. Also, any withdrawals during the waiting period under the SecureSource riders will negatively impact the value of your guarantees. In addition, certain surrenders may be subject to a federal income tax penalty. (see "Surrenders")


OPTIONAL BENEFITS: You can buy optional benefits with your contract for an additional charge if you meet certain criteria. We offer optional death benefits and optional living benefits. We currently offer SecureSource Stages NY riders and Accumulation Protector Benefit rider as optional living benefits. SecureSource Stages NY riders are guaranteed minimum withdrawal benefits that permit you to withdraw a guaranteed amount from the contract over a period of time, which may include, under limited circumstances, the lifetime of a single person (Single Life) or the lifetime of you and your spouse (Joint Life). When used in this prospectus, the term "SecureSource series" includes: the currently offered SecureSource Stages NY riders and the previously offered SecureSource riders, except where the SecureSource Stages NY riders and SecureSource riders are specifically referenced. SecureSource Stages NY riders may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not affect your ability to withdraw income over


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 6  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
your lifetime. This optional living benefit may not be appropriate for you if you do not intend to limit withdrawals to the amount allowed under the rider. Accumulation Protector Benefit rider is intended to provide you with a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. Accumulation Protector Benefit rider may be appropriate for you if you want a guaranteed contract value at the end of specified waiting period regardless of the volatility inherent in the investments in the subaccounts. This optional living benefit may not be appropriate for you if you intend to surrender your contract value before the end of the 10-year waiting period or take withdrawals during the waiting period (which provides reduced benefit). Optional living benefits require the use of a Portfolio Navigator program (PN program) model portfolio or investment option which may limit transfers and allocations; may limit the timing, amount and allocation of purchase payments; and may limit the amount of surrenders that can be taken under the optional benefit during a contract year. For more information on considerations before buying optional living benefits, please see "Optional Living Benefits -- Currently Offered -- SecureSource Stages 2 Riders -- Important SecureSource Stages 2 Rider Considerations" and "Optional Living Benefits -- Currently Offered -- Accumulation Protector Benefit Rider. " We previously offered other optional living benefits. (See "Optional Benefits").


We offer one optional death benefit: MAV Death Benefit.

BENEFITS IN CASE OF DEATH: For the Current Contract, if you die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. For the Original Contract, if you or the annuitant die before the annuitization start date, we will pay the beneficiary an amount based on the applicable death benefit. (See "Benefits in Case of Death").

ANNUITY PAYOUTS: You can apply your contract value, after reflecting any adjustments, to an annuity payout plan that begins on the annuitization start date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you buy a qualified annuity, the payout schedule must meet IRS requirements. We can make payouts on a fixed or variable basis, or both. During the annuity payout period, your choices for subaccounts may be limited. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available after the annuitization start date. (See "The Annuity Payout Period").


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      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  7

EXPENSE SUMMARY

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS.

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

You select a ten-year, seven-year or five-year surrender charge schedule at the time of application.


            TEN-YEAR SCHEDULE                           SEVEN-YEAR SCHEDULE                           FIVE-YEAR SCHEDULE
                         SURRENDER CHARGE                             SURRENDER CHARGE                             SURRENDER CHARGE
 NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE        NUMBER OF COMPLETED        PERCENTAGE
  YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH      YEARS FROM DATE OF      APPLIED TO EACH
EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT    EACH PURCHASE PAYMENT    PURCHASE PAYMENT
          0                      8%                    0                      8%                    0                      8%

          1                      8                     1                      8                     1                      7

          2                      8                     2                      7                     2                      6

          3                      7                     3                      7                     3                      4

          4                      6                     4                      6                     4                      2

          5                      5                     5                      5                     5+                     0

          6                      4                     6                      3

          7                      3                     7+                     0

          8                      2

          9                      1

         10+                     0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


--------------------------------------------------------------------------------
 8  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                 MAXIMUM: $50     CURRENT: $40

ANNUAL CONTRACT ADMINISTRATIVE CHARGE IF YOUR CONTRACT VALUE          MAXIMUM: $20     CURRENT: $0
EQUALS OR EXCEEDS $50,000

CONTRACT ADMINISTRATIVE CHARGE AT FULL SURRENDER                      MAXIMUM: $50     CURRENT: $40


ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

TEN-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   0.85%                         0.15%                        1.00%

ROPP Death Benefit                                  0.85                          0.15                         1.00

MAV Death Benefit                                   1.10                          0.15                         1.25


SEVEN-YEAR SURRENDER CHARGE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.05%                         0.15%                        1.20%

ROPP Death Benefit                                  1.05                          0.15                         1.20

MAV Death Benefit                                   1.30                          0.15                         1.45


FIVE-YEAR SURRENDER CHARGE SCHEDULE



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

CV Death Benefit*                                   1.40%                         0.15%                        1.55%

ROPP Death Benefit                                  1.40                          0.15                         1.55

MAV Death Benefit                                   1.65                          0.15                         1.80


* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.


--------------------------------------------------------------------------------
      RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  9

OTHER ANNUAL EXPENSES

OPTIONAL LIVING BENEFITS
If eligible, you may select one of the following optional living benefits. Each optional living benefit requires participation in the PN program. The fees apply only if you elect one of these benefits.



SECURESOURCE STAGES NY(SM) - SINGLE LIFE RIDER FEE                  MAXIMUM: 1.75%     CURRENT: 1.00%

SECURESOURCE STAGES NY(SM) - JOINT LIFE RIDER FEE                   MAXIMUM: 1.75%     CURRENT: 1.00%


(Charged annually on the contract anniversary as a percentage of the contract value or the Benefit Base, whichever is greater.)



ACCUMULATION PROTECTOR BENEFIT(R) RIDER FEE                         MAXIMUM: 1.75%     CURRENT: 1.10%(1)


(Charged annually on the contract anniversary as a percentage of the contract value or the Minimum Contract Accumulation Value, whichever is greater.)

(1) For contracts with applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contracts with applications signed between Jan. 26, 2009 and June 1, 2009, the current charge is 0.80%. For contracts with applications signed between May 3, 2010 and July 18, 2010, the current charge is 0.95%.

ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)


THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING AND MAKING A SURRENDER FROM THESE CONTRACTS. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU MAKE A SURRENDER FROM ONE OF THESE CONTRACTS.

SURRENDER CHARGE

(Contingent deferred sales charge as a percentage of purchase payments surrendered)

You select either a seven-year or five-year surrender charge schedule at the time of application.


SEVEN-YEAR SCHEDULE                                   FIVE-YEAR SCHEDULE
YEARS FROM PURCHASE    SURRENDER CHARGE    YEARS FROM PURCHASE    SURRENDER CHARGE
  PAYMENT RECEIPT         PERCENTAGE         PAYMENT RECEIPT         PERCENTAGE
         1                     8%                   1                     8%

         2                     8                    2                     7

         3                     7                    3                     6

         4                     7                    4                     4

         5                     6                    5                     2

         6                     5                    Thereafter            0

         7                     3

         Thereafter            0


SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See "Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")


--------------------------------------------------------------------------------
 10  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

THE NEXT TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FUND FEES AND EXPENSES.

ANNUAL VARIABLE ACCOUNT EXPENSES
(As a percentage of average daily subaccount value.)

YOU MUST CHOOSE A DEATH BENEFIT GUARANTEE, A QUALIFIED OR NONQUALIFIED CONTRACT AND THE LENGTH OF YOUR CONTRACT'S SURRENDER CHARGE SCHEDULE. THE COMBINATION YOU CHOOSE DETERMINES THE MORTALITY AND EXPENSE RISK FEES YOU PAY. THE TABLE BELOW SHOWS THE COMBINATIONS AVAILABLE TO YOU AND THEIR COST. THE VARIABLE ACCOUNT ADMINISTRATIVE CHARGE IS IN ADDITION TO THE MORTALITY AND EXPENSE RISK FEE.

SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER JUNE 19, 2006



                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   0.90%                         0.15%                        1.05%

MAV Death Benefit                                   1.10                          0.15                         1.25

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.05                          0.15                         1.20

MAV Death Benefit                                   1.25                          0.15                         1.40


SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL OTHER CONTRACTS


                                                MORTALITY AND               VARIABLE ACCOUNT              TOTAL VARIABLE
                                              EXPENSE RISK FEE           ADMINISTRATIVE CHARGE           ACCOUNT EXPENSE

QUALIFIED ANNUITIES

ROP Death Benefit                                   1.00%                         0.15%                        1.15%

MAV Death Benefit                                   1.20                          0.15                         1.35

NONQUALIFIED ANNUITIES

ROP Death Benefit                                   1.15                          0.15                         1.30

MAV Death Benefit                                   1.35                          0.15                         1.50

FIVE-YEAR SURRENDER CHARGE SCHEDULE
QUALIFIED ANNUITIES
ROP Death Benefit                                   1.20%                         0.15%                        1.35%
MAV Death Benefit                                   1.40                          0.15                         1.55
NONQUALIFIED ANNUITIES
ROP Death Benefit                                   1.35                          0.15                         1.50
MAV Death Benefit                                   1.55                          0.15                         1.70




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  11

OTHER ANNUAL EXPENSES



ANNUAL CONTRACT ADMINISTRATIVE CHARGE                                                    $40


(We will waive this charge when your contract value is $50,000 or more on the current contract anniversary except at full surrender.)

OPTIONAL LIVING BENEFITS
If eligible, you may select one of the following optional living benefits. Each optional living benefit requires the use PN program. The fees apply only if you elect one of these benefits.



SECURESOURCE(R) - SINGLE LIFE RIDER FEE(1)                          MAXIMUM: 2.00%     CURRENT: 0.90%

SECURESOURCE(R) - JOINT LIFE RIDER FEE(1)                           MAXIMUM: 2.00%     CURRENT: 0.90%


(Charged annually on the contract anniversary as a percentage of the contract value or the total remaining benefit amount, whichever is greater.)

(1) For contracts with applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65%, and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.



GUARANTOR WITHDRAWAL BENEFIT FOR LIFE(R) RIDER FEE                  MAXIMUM: 1.50%     CURRENT: 0.65%


(Charged annually on the contract anniversary as a percentage of the contract value or the total Remaining Benefit Amount, whichever is greater.)



GUARANTOR(R) WITHDRAWAL BENEFIT RIDER FEE                           MAXIMUM: 1.50%     CURRENT: 0.55%


(As a percentage of contract value charged annually on the contract anniversary.)



INCOME ASSURER BENEFIT(R) -- MAV RIDER FEE                          MAXIMUM: 1.50%     CURRENT: 0.30%

INCOME ASSURER BENEFIT(R) -- 5% ACCUMULATION BENEFIT BASE RIDER     MAXIMUM: 1.75%     CURRENT: 0.60%
FEE

INCOME ASSURER BENEFIT(R) -- GREATER OF MAV OR 5% ACCUMULATION      MAXIMUM: 2.00%     CURRENT: 0.65%
BENEFIT BASE RIDER FEE


(As a percentage of the guaranteed income benefit base charged annually on the contract anniversary.)


--------------------------------------------------------------------------------
 12  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ANNUAL OPERATING EXPENSES OF THE FUNDS
THE NEXT TWO TABLES DESCRIBE THE OPERATING EXPENSES OF THE FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT. THESE OPERATING EXPENSES ARE FOR THE FISCAL YEAR ENDED DEC. 31, 2009, UNLESS OTHERWISE NOTED. THE FIRST TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE FUNDS. THE SECOND TABLE SHOWS THE TOTAL OPERATING EXPENSES CHARGED BY EACH FUND. MORE DETAIL CONCERNING EACH FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.

MINIMUM AND MAXIMUM ANNUAL OPERATING EXPENSES FOR THE FUNDS

(Including management fee, distribution and/or service (12b-1) fees and other expenses)(1)


                                                             MINIMUM              MAXIMUM

Total expenses before fee waivers and/or expense
reimbursements                                                 0.50%                1.57%


(1) Each fund deducts management fees and other expenses from fund assets. Fund assets include amounts you allocate to a particular fund. Funds may also charge 12b-1 fees that are used to finance any activity that is primarily intended to result in the sale of fund shares. Because 12b-1 fees are paid out of fund assets on an ongoing basis, you may pay more if you select subaccounts investing in funds that have adopted 12b-1 plans than if you select subaccounts investing in funds that have not adopted 12b-1 plans. The fund or the fund's affiliates may pay us or our affiliates for promoting and supporting the offer, sale and servicing of fund shares. In addition, the fund's distributor and/or investment adviser, transfer agent or their affiliates may pay us or our affiliates for various services we or our affiliates provide. The amount of these payments will vary by fund and may be significant. See "The Variable Account and the Funds" for additional information, including potential conflicts of interest these payments may create. For a more complete description of each fund's fees and expenses and important disclosure regarding payments the fund and/or its affiliates make, please review the fund's prospectus and SAI.

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)


                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

AllianceBernstein VPS Balanced Wealth Strategy Portfolio         0.55%      0.25%    0.15%           --%          0.95%
(Class B)

AllianceBernstein VPS Global Thematic Growth Portfolio           0.75       0.25     0.25            --           1.25
(Class B)
(previously AllianceBernstein VPS Global Technology
Portfolio (Class B))

AllianceBernstein VPS Growth and Income Portfolio (Class B)      0.55       0.25     0.08            --           0.88


AllianceBernstein VPS International Value Portfolio (Class       0.75       0.25     0.08            --           1.08
B)


American Century VP Inflation Protection, Class II               0.48       0.25     0.01            --           0.74


American Century VP International, Class II                      1.26       0.25     0.01          0.01           1.53


American Century VP Mid Cap Value, Class II                      0.90       0.25     0.01            --           1.16


American Century VP Ultra(R), Class II                           0.90       0.25     0.01            --           1.16


American Century VP Value, Class II                              0.87       0.25       --            --           1.12


Columbia High Yield Fund, Variable Series, Class B               0.78       0.25     0.14            --           1.17(1)


Columbia Marsico Growth Fund, Variable Series, Class A           0.91         --     0.02            --           0.93(1)


Columbia Marsico International Opportunities Fund, Variable      1.02       0.25     0.17            --           1.44(1)
Series, Class B


Columbia Small Cap Value Fund, Variable Series, Class B          0.80       0.25     0.12            --           1.17(2)


Credit Suisse Trust - Commodity Return Strategy Portfolio        0.50       0.25     0.45            --           1.20(3)


Dreyfus Investment Portfolios MidCap Stock Portfolio,            0.75       0.25     0.09            --           1.09
Service Shares


Dreyfus Investment Portfolios Technology Growth Portfolio,       0.75       0.25     0.11          0.01           1.12
Service Shares


Dreyfus Variable Investment Fund Appreciation Portfolio,         0.75       0.25     0.05            --           1.05
Service Shares


Dreyfus Variable Investment Fund International Equity            0.75       0.25     0.37            --           1.37
Portfolio, Service Shares


Dreyfus Variable Investment Fund International Value             1.00       0.25     0.32            --           1.57
Portfolio, Service Shares


Eaton Vance VT Floating-Rate Income Fund                         0.57       0.25     0.33            --           1.15


Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2          0.56       0.25     0.11            --           0.92


Fidelity(R) VIP Growth Portfolio Service Class 2                 0.56       0.25     0.13            --           0.94


Fidelity(R) VIP Investment Grade Bond Portfolio Service          0.32       0.25     0.12            --           0.69
Class 2


Fidelity(R) VIP Mid Cap Portfolio Service Class 2                0.56       0.25     0.12            --           0.93


Fidelity(R) VIP Overseas Portfolio Service Class 2               0.71       0.25     0.16            --           1.12


FTVIPT Franklin Income Securities Fund - Class 2                 0.45       0.25     0.02            --           0.72


FTVIPT Franklin Rising Dividends Securities Fund - Class 2       0.63       0.25     0.03          0.02           0.93(4)



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  13

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

FTVIPT Franklin Small-Mid Cap Growth Securities                  0.51%      0.25%    0.30%         0.01%          1.07%(4)
Fund - Class 2


FTVIPT Mutual Shares Securities Fund - Class 2                   0.60       0.25     0.18            --           1.03


FTVIPT Templeton Global Bond Securities Fund - Class 2           0.47       0.25     0.07            --           0.79


FTVIPT Templeton Growth Securities Fund - Class 2                0.75       0.25     0.04            --           1.04


Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares      0.80         --     0.06            --           0.86


Goldman Sachs VIT Structured U.S. Equity                         0.64         --     0.08            --           0.72(5)
Fund - Institutional Shares


Invesco V.I. Basic Value Fund, Series II Shares                  0.69       0.25     0.30          0.01           1.25
(previously AIM V.I. Basic Value Fund, Series II Shares)


Invesco V.I. Capital Appreciation Fund, Series II Shares         0.62       0.25     0.29          0.01           1.17
(previously AIM V.I. Capital Appreciation Fund, Series II
Shares)


Invesco V.I. Capital Development Fund, Series II Shares          0.75       0.25     0.36          0.01           1.37(6)
(previously AIM V.I. Capital Development Fund, Series II
Shares)


Invesco V.I. Global Health Care Fund, Series II Shares           0.75       0.25     0.39          0.01           1.40
(previously AIM V.I. Global Health Care Fund, Series II
Shares)


Invesco V.I. International Growth Fund, Series II Shares         0.71       0.25     0.33          0.02           1.31
(previously AIM V.I. International Growth Fund, Series II
Shares)


Invesco V.I. Mid Cap Core Equity Fund, Series II Shares          0.73       0.25     0.31          0.03           1.32
(previously AIM V.I. Mid Cap Core Equity Fund, Series II
Shares)


Invesco Van Kampen V.I. Comstock Fund, Series II Shares          0.56       0.25     0.06            --           0.87
(previously Van Kampen Life Investment Trust Comstock
Portfolio, Class II Shares)


Janus Aspen Series Janus Portfolio: Service Shares               0.64       0.25     0.03            --           0.92


Legg Mason ClearBridge Variable Small Cap Growth Portfolio,      0.75         --     0.17            --           0.92
Class I
(previously Legg Mason Partners Variable Small Cap Growth
Portfolio, Class I)


MFS(R) Investors Growth Stock Series - Service Class             0.75       0.25     0.11            --           1.11


MFS(R) New Discovery Series - Service Class                      0.90       0.25     0.13            --           1.28


MFS(R) Total Return Series - Service Class                       0.75       0.25     0.07            --           1.07


MFS(R) Utilities Series - Service Class                          0.73       0.25     0.09            --           1.07


Morgan Stanley UIF Global Real Estate Portfolio, Class II        0.85       0.35     0.36          0.01           1.57
Shares
(previously Van Kampen's UIF Global Real Estate Portfolio,
Class II Shares)


Morgan Stanley UIF Mid Cap Growth Portfolio, Class II            0.75       0.35     0.31          0.01           1.42
Shares
(previously Van Kampen's UIF Mid Cap Growth Portfolio,
Class II Shares)


Morgan Stanley UIF U.S. Real Estate Portfolio, Class II          0.80       0.35     0.34          0.01           1.50(7)
Shares
(previously Van Kampen's UIF U.S. Real Estate Portfolio,
Class II Shares)


Oppenheimer Capital Appreciation Fund/VA, Service Shares         0.66       0.25     0.13            --           1.04(8)


Oppenheimer Global Securities Fund/VA, Service Shares            0.64       0.25     0.11            --           1.00


Oppenheimer Global Strategic Income Fund/VA, Service Shares      0.55       0.25     0.10          0.03           0.93(9)
(previously Oppenheimer Strategic Bond Fund/VA, Service
Shares)


Oppenheimer Main Street Small Cap Fund/VA, Service Shares        0.71       0.25     0.19            --           1.15(8)


PIMCO VIT All Asset Portfolio, Advisor Share Class               0.43       0.25       --          0.69           1.37


Putnam VT Global Health Care Fund - Class IB Shares              0.63       0.25     0.19          0.01           1.08(10)


Putnam VT International Equity Fund - Class IB Shares            0.70       0.25     0.20            --           1.15(11)


Putnam VT Small Cap Value Fund - Class IB Shares                 0.63       0.25     0.22          0.05           1.15(10)


Putnam VT Vista Fund - Class IB Shares                           0.59       0.25     0.20          0.01           1.05(10)


RVST RiverSource Variable Portfolio - Cash Management Fund       0.33       0.13     0.18            --           0.64
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Bond Fund      0.44       0.13     0.14            --           0.71
(Class 3)


RVST RiverSource Variable Portfolio - Diversified Equity         0.50       0.13     0.13            --           0.76
Income Fund (Class 3)


RVST RiverSource Variable Portfolio - Dynamic Equity Fund        0.44       0.13     0.14          0.01           0.72
(Class 3)


RVST RiverSource Variable Portfolio - Global Inflation           0.43       0.13     0.15            --           0.71(12)
Protected Securities Fund (Class 3)



--------------------------------------------------------------------------------
 14  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TOTAL ANNUAL OPERATING EXPENSES FOR EACH FUND*

(Before fee waivers and/or expense reimbursements, if applicable, as a percentage of average daily net assets)

                                                                                              ACQUIRED FUND   GROSS TOTAL
                                                              MANAGEMENT   12b-1     OTHER       FEES AND        ANNUAL
                                                                 FEES       FEES   EXPENSES     EXPENSES**      EXPENSES

RVST RiverSource Variable Portfolio - High Yield Bond Fund       0.59%      0.13%    0.14%           --%          0.86%
(Class 3)


RVST RiverSource Variable Portfolio - Income Opportunities       0.60       0.13     0.15            --           0.88
Fund (Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Growth Fund        0.80       0.13     0.14            --           1.07(12)
(Class 3)


RVST RiverSource Variable Portfolio - Mid Cap Value Fund         0.58       0.13     0.14            --           0.85
(Class 3)


RVST RiverSource Variable Portfolio - S&P 500 Index Fund         0.22       0.13     0.15            --           0.50(12)
(Class 3)


RVST RiverSource Variable Portfolio - Short Duration U.S.        0.48       0.13     0.15            --           0.76
Government Fund (Class 3)


RVST Seligman Variable Portfolio - Growth Fund (Class 3)         0.52       0.13     0.15            --           0.80


RVST Seligman Variable Portfolio - Larger-Cap Value Fund         0.61       0.13     0.50            --           1.24(12)
(Class 3)


RVST Threadneedle Variable Portfolio - Emerging Markets          1.08       0.13     0.21            --           1.42(12)
Fund (Class 3)


RVST Threadneedle Variable Portfolio - International             0.85       0.13     0.18            --           1.16
Opportunity Fund (Class 3)


RVST Variable Portfolio - Davis New York Venture Fund            0.68       0.13     0.13            --           0.94(12)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Fundamental Value Fund)


RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund       0.81       0.13     0.62            --           1.56(12)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Select Value Fund)


RVST Variable Portfolio - Partners Small Cap Value Fund          0.99       0.13     0.15          0.02           1.29(12)
(Class 3)
(previously RVST RiverSource Partners Variable
Portfolio - Small Cap Value Fund)


RVST Variable Portfolio - Aggressive Portfolio (Class 2)           --       0.25     0.04          0.77           1.06(13)


RVST Variable Portfolio - Aggressive Portfolio (Class 4)           --       0.25     0.04          0.77           1.06(13),(14)


RVST Variable Portfolio - Conservative Portfolio (Class 2)         --       0.25     0.04          0.62           0.91(13)


RVST Variable Portfolio - Conservative Portfolio (Class 4)         --       0.25     0.04          0.62           0.91(13),(14)


RVST Variable Portfolio - Moderate Portfolio (Class 2)             --       0.25     0.04          0.70           0.99(13)


RVST Variable Portfolio - Moderate Portfolio (Class 4)             --       0.25     0.04          0.70           0.99(13),(14)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(13)
(Class 2)


RVST Variable Portfolio - Moderately Aggressive Portfolio          --       0.25     0.04          0.74           1.03(13),(14)
(Class 4)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(13)
(Class 2)


RVST Variable Portfolio - Moderately Conservative Portfolio        --       0.25     0.04          0.66           0.95(13),(14)
(Class 4)


Wanger International                                             0.85         --     0.20            --           1.05


Wanger USA                                                       0.86         --     0.12            --           0.98



   * The Funds provided the information on their expenses and we have not independently verified the information.
  ** Includes fees and expenses incurred indirectly by the Fund as a result of its investment in other investment companies (also referred to as acquired funds).
 (1) The Advisor has voluntarily agreed to reimburse a portion of the Fund's expenses so that the Fund's ordinary operating expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.60% for Columbia High Yield Fund, Variable Series, Class B, 1.05% for Columbia Marsico Growth Fund, Variable Series, Class A and 1.20% for Columbia Marsico International Opportunities Fund, Variable Series, Class B, of the Fund's average daily net assets on an annualized basis. These arrangements may be modified or terminated by the Advisor at any time.
 (2) Other expenses have been restated to reflect contractual changes to the fees paid by the Fund. The Advisor has voluntarily agreed to waive fees and reimburse the Fund for certain expenses so that total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Fund's custodian, do not exceed 0.95% of the Fund's average daily net assets. In addition, the Distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses, including distribution fees, exceed the annual rate of 1.10% of the average daily net assets. Columbia or the Distributor, at their discretion, may modify or terminate these arrangements at any time.
 (3) Credit Suisse fee waivers and expense reimbursements are voluntary and may be discontinued at any time. After fee waivers and expense reimbursements, net expenses would be 0.95%.
 (4) The manager and administrator have agreed in advance to reduce their fees as a result of the Fund's investment in a Franklin Templeton money market fund. This reduction is required by the Trust's board of trustees and an exemptive order by the Securities and Exchange Commission; this arrangement will continue as long as the exemptive order is relied upon. After fee reductions net expenses would be 0.92% for FTVIPT Franklin Rising Dividends Securities Fund - Class 2 and 1.06% for FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2.
 (5) The Investment Adviser has voluntarily agreed to reduce or limit other expenses (subject to certain exclusions) equal on an annualized basis to 0.004% of the Fund's average daily net assets. Prior to July 1, 2009, this fee as a percentage of average daily net assets was 0.044% of the Fund. The expense reductions may be modified or terminated at any time at the option of the Investment Adviser without shareholder approval.
 (6) The Advisor has contractually agreed, through at least April 30, 2011, to waive a portion of its advisory fees to the extent necessary so that the advisory fees payable by the Fund does not exceed a specified maximum annual advisory fee rate, wherein the fee rate includes breakpoints and is based upon net asset levels. After fee

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 15 waivers and expense reimbursements net expenses would be 1.36%. The Board of Trustees or Invesco Advisers, Inc. may mutually agree to terminate the fee waiver agreement at any time.
 (7) After giving effect to the Adviser's voluntary fee waivers and/or expense reimbursements, the total annual operating expenses incurred by investors, including certain investment related expenses was 1.38%.
 (8) The Manager has voluntarily undertaken to limit the Fund's total annual operating expenses so that the expenses, as percentages of daily net assets will not exceed the annual rate of 1.05% for Oppenheimer Capital Appreciation Fund/VA, Service Shares and 1.05% for Oppenheimer Main Street Small Cap Fund/VA, Service Shares. This voluntary undertaking may be amended or withdrawn at any time.
 (9) The Manager will voluntarily waive and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in Oppenheimer Institutional Money Market Fund, Oppenheimer Master Loan Fund, LLC and Oppenheimer Master Event-Linked Bond Fund, LLC.
(10) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010, changes in the fund's investor servicing contract and a new expense arrangement, which gives effect to changes in the allocation of certain expenses among the Putnam funds.
(11) The fees reflect projected expenses under a new management contract effective Jan. 1, 2010 and changes in the fund's investor servicing contract.
(12) Columbia Management Investment Advisers, LLC (previously RiverSource Investments, LLC) and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses (other than acquired fund fees and expenses, if any) until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net fund expenses (excluding acquired fund fees and expenses, if any), before giving effect to any performance incentive adjustment, will not exceed 0.76% for RVST RiverSource Variable Portfolio - Global Inflation Protected Securities Fund (Class 3), 1.08% for RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3), 0.53% for RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3), 1.05% for RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3), 1.53% for RVST Threadneedle Variable
     Portfolio - Emerging Markets Fund (Class 3), 0.99% for RVST Variable Portfolio - Davis New York Venture Fund (Class 3), 1.20% for RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3) and 1.20% for RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3).

(13) Other expenses and acquired fund fees and expenses are based on estimated amounts for the current fiscal year. Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 2 and Class 4 shares of the Fund until April 30, 2011, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (excluding acquired fund fees and expenses) will not exceed 0.32% for each of the Class 2 and Class 4 shares of the Fund's.


(14) Columbia Management Investment Advisers, LLC and its affiliates have contractually agreed to waive certain fees and to reimburse certain expenses for Class 4 shares of the Fund until April 30, 2012, unless sooner terminated at the sole discretion of the Fund's Board. Any amounts waived will not be reimbursed by the Fund. Under this agreement, net Fund expenses (including acquired fund fees and expenses) will not exceed 0.99% for RVST Variable Portfolio - Aggressive Portfolio (Class 4), 0.86% for RVST Variable Portfolio - Conservative Portfolio (Class 4), 0.94% for RVST Variable Portfolio - Moderate Portfolio (Class 4), 0.98% RVST Variable Portfolio - Moderately Aggressive Portfolio (Class 4) and 0.90% for RVST Variable Portfolio - Moderately Conservative Portfolio (Class 4).



--------------------------------------------------------------------------------
 16  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLES
THESE EXAMPLES ARE INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THESE CONTRACTS WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THESE COSTS INCLUDE YOUR TRANSACTION EXPENSES, CONTRACT ADMINISTRATIVE CHARGES, VARIABLE ACCOUNT ANNUAL EXPENSES AND FUND FEES AND EXPENSES.

THESE EXAMPLES ASSUME THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THESE EXAMPLES ALSO ASSUME THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR.

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)


MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the MAV Death Benefit and one of the SecureSource Stages - NY riders or Accumulation Protector Benefit rider(1),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:



                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule             $1,445      $2,713      $3,761      $6,305           $645       $1,913      $3,161      $6,205

Seven-year
surrender charge
schedule              1,486       2,728       3,946       6,537            686        2,028       3,346       6,537

Five-year
surrender charge
schedule              1,556       2,830       3,869       7,102            756        2,230       3,669       7,102


MINIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds. They assume that you select the ROPP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
                     1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Ten-year
surrender charge
schedule             $  994      $1,396      $1,617      $2,270           $194        $596       $1,017      $2,170

Seven-year
surrender charge
schedule              1,014       1,358       1,723       2,387            214         658        1,123       2,387

Five-year
surrender charge
schedule              1,050       1,366       1,505       2,757            250         766        1,305       2,757


ORIGINAL CONTRACT:
(applications signed prior to July 19, 2010)

FOR APPLICATIONS SIGNED ON OR AFTER JAN. 26, 2009
MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death Benefit and the SecureSource - Joint Life rider(2),(3). Although your actual costs may be higher or lower, based on the assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule             $1,348      $2,338      $3,317      $5,387           $548       $1,638      $2,717      $5,387

Five-year
surrender charge
schedule              1,378       2,323       3,055       5,637            578        1,723       2,855       5,637




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule             $1,333      $2,295      $3,250      $5,262           $533       $1,595      $2,650      $5,262

Five-year
surrender charge
schedule              1,363       2,280       2,986       5,513            563        1,680       2,786       5,513


FOR APPLICATIONS SIGNED ON OR AFTER MAY 1, 2007
MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds offered on or after May 1, 2007. They assume that you select the MAV Death


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  17

Benefit and the Accumulation Protector Benefit rider(2),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule             $1,323      $2,265      $3,203      $5,179           $523       $1,565      $2,603      $5,179

Five-year
surrender charge
schedule              1,353       2,251       2,939       5,427            553        1,651       2,739       5,427




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule             $1,308      $2,222      $3,135      $5,061           $508       $1,522      $2,535      $5,061

Five-year
surrender charge
schedule              1,338       2,208       2,871       5,302            538        1,608       2,671       5,302


FOR APPLICATIONS SIGNED PRIOR TO MAY 1, 2007
MAXIMUM EXPENSES. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expenses of any of the funds for contracts we offered prior to May 1, 2007. They assume that you select the MAV Death Benefit and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base(2),(3). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,354      $2,390      $3,462      $5,964           $554       $1,690      $2,862      $5,964

Seven-year
surrender charge
schedule for all
other contracts       1,365       2,420       3,510       6,047            565        1,720       2,910       6,047

Five-year
surrender charge
schedule              1,385       2,379       3,204       6,211            585        1,779       3,004       6,211




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,339      $2,345      $3,391      $5,837           $539       $1,645      $2,791      $5,837

Seven-year
surrender charge
schedule for all
other contracts       1,349       2,375       3,439       5,922            549        1,675       2,839       5,922

Five-year
surrender charge
schedule              1,370       2,334       3,133       6,089            570        1,734       2,933       6,089


FOR APPLICATIONS SIGNED UNDER THE ORIGINAL CONTRACT
MINIMUM EXPENSES. These examples assume the least expensive combination of contract features and benefits and the minimum fees and expenses of any of the funds. They assume that you select the ROP Death Benefit and do not select any optional benefits(2). Although your actual costs may be higher or lower, based on these assumptions your costs would be:


                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
NONQUALIFIED                OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
ANNUITY              1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $1,014      $1,358      $1,723      $2,387           $214        $658       $1,123      $2,387

Seven-year
surrender charge
schedule for all
other contracts       1,025       1,389       1,775       2,494            225         689        1,175       2,494

Five-year
surrender charge
schedule              1,045       1,351       1,479       2,705            245         751        1,279       2,705




                                                                            IF YOU DO NOT SURRENDER YOUR CONTRACT
                      IF YOU SURRENDER YOUR CONTRACT AT THE END            OR IF YOU SELECT AN ANNUITY PAYOUT PLAN
                            OF THE APPLICABLE TIME PERIOD:                AT THE END OF THE APPLICABLE TIME PERIOD:
QUALIFIED ANNUITY    1 YEAR     3 YEARS     5 YEARS     10 YEARS         1 YEAR     3 YEARS     5 YEARS     10 YEARS

Seven-year
surrender charge
schedule for
contracts with
applications
signed on or
after June 19,
2006                 $  999      $1,311      $1,644      $2,225           $199        $611       $1,044      $2,225

Seven-year
surrender charge
schedule for all
other contracts       1,009       1,342       1,696       2,333            209         642        1,096       2,333

Five-year
surrender charge
schedule              1,030       1,304       1,401       2,547            230         704        1,201       2,547


(1) In these examples, the contract administrative charge is $50.


--------------------------------------------------------------------------------
 18  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

(2) In these examples, the contract administrative charge is $40.
(3) Because these examples are intended to illustrate the most expensive combination of contract features, the maximum annual fee for each optional benefit is reflected rather than the fee that is currently being charged.

CONDENSED FINANCIAL INFORMATION

You can find unaudited condensed financial information for the subaccounts representing the lowest and highest total annual variable account expense combinations in Appendix L.

FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the divisions, which are comprised of subaccounts in the SAI. The SAI does not include audited financial statements for divisions that are new and have no activity as of the financial statements date.

THE VARIABLE ACCOUNT AND THE FUNDS

VARIABLE ACCOUNT. The variable account was established under New York law on Oct. 12, 1995, and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of RiverSource Life of NY.

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business. The variable account includes other subaccounts that are available under contracts that are not described in this prospectus.

Although the Internal Revenue Service (IRS) has issued some guidance on investor control, the U.S. Treasury and the IRS may continue to examine this aspect of variable contracts and provide additional guidance on investor control. Their concern involves how many investment choices (subaccounts) may be offered by an insurance company and how many exchanges among those subaccounts may be allowed before the contract owner would be currently taxed on income earned within the contract. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

THE FUNDS. This contract currently offers subaccounts investing in shares of the funds listed in the table below.

- INVESTMENT OBJECTIVES: The investment managers and advisers cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

- FUND NAME AND MANAGEMENT: A fund underlying your contract in which a subaccount invests may have a name, portfolio manager, objectives, strategies and characteristics that are the same or substantially similar to those of a publicly-traded retail mutual fund. Despite these similarities, an underlying fund is not the same as any publicly-traded retail mutual fund. Each underlying fund will have its own unique portfolio holdings, fees, operating expenses and operating results. The results of each underlying fund may differ significantly from any publicly-traded retail mutual fund.

- ELIGIBLE PURCHASERS: All funds are available to serve as the underlying investments for variable annuities and variable life insurance policies. The funds are not available to the public (see "Fund Name and Management" above). Some funds also are available to serve as investment options for tax-deferred retirement plans. It is possible that in the future for tax, regulatory or other reasons, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or tax-deferred retirement plans to invest in the available funds simultaneously. Although we and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of each fund will monitor events in order to identify any material conflicts between annuity owners, policy owners and tax-deferred retirement plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and tax-deferred retirement plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the funds' prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and tax-deferred retirement plan accounts. Each fund intends to comply with the diversification requirements under Section 817(h) of the Code.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  19

- ASSET ALLOCATION PROGRAMS MAY IMPACT FUND PERFORMANCE: Asset allocation programs in general may negatively impact the performance of an underlying fund. Even if you do not participate in an asset allocation program, a fund in which your subaccount invests may be impacted if it is included in an asset allocation program. Rebalancing or reallocation under the terms of the asset allocation program may cause a fund to lose money if it must sell large amounts of securities to meet a redemption request. These losses can be greater if the fund holds securities that are not as liquid as others, for example, various types of bonds, shares of smaller companies and securities of foreign issuers. A fund may also experience higher expenses because it must sell or buy securities more frequently than it otherwise might in the absence of asset allocation program rebalancing or reallocations. Because asset allocation programs include periodic rebalancing and may also include reallocation, these effects may occur under the asset allocation program we offer (see "Making the Most of Your Contract -- Portfolio Navigator Program") or under asset allocation programs used in conjunction with the contracts and plans of other eligible purchasers of the funds.

- FUNDS AVAILABLE UNDER THE CONTRACT: We seek to provide a broad array of underlying funds taking into account the fees and charges imposed by each fund and the contract charges we impose. We select the underlying funds in which the subaccounts initially invest and when there is substitution (see "Substitution of Investments"). We also make all decisions regarding which funds to retain in a contract, which funds to add to a contract and which funds will no longer be offered in a contract. In making these decisions, we may consider various objective and subjective factors. Objective factors include, but are not limited to fund performance, fund expenses, classes of fund shares available, size of the fund and investment objectives and investing style of the fund. Subjective factors include, but are not limited to, investment sub-styles and process, management skill and history at other funds and portfolio concentration and sector weightings. We also consider the levels and types of revenue a fund, its distributor, investment adviser, subadviser, transfer agent or their affiliates pay us and our affiliates. This revenue includes, but is not limited to compensation for administrative services provided with respect to the fund and support of marketing and distribution expenses incurred with respect to the fund.

- REVENUE WE RECEIVE FROM THE FUNDS MAY CREATE POTENTIAL CONFLICTS OF INTEREST:
  We or our affiliates receive from each of the funds, or the funds' affiliates, varying levels and types of revenue including but not limited to expense payments and non-cash compensation. The amount of this revenue and how it is computed varies by fund, may be significant and may create potential conflicts of interest. The greatest amount and percentage of revenue we and our affiliates receive comes from assets allocated to subaccounts investing in the RiverSource Variable Series Trust funds (affiliated funds) that are managed by Columbia Management Investment Advisers, LLC (Columbia Management Investment Advisers) (previously RiverSource Investments, LLC), one of our affiliates. RiverSource Variable Series Trust funds include the RiverSource Variable Portfolio funds, RiverSource Partners Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio funds of funds. In addition, on Sept. 29, 2009, Ameriprise Financial, Inc. entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction has been closed and is effective May 1, 2010. In connection with the Transaction (which does not include the Columbia money market funds), the Columbia-branded funds in which certain separate account invest are part of the RiverSource Variable Series Trust funds. Employee compensation and operating goals at all levels are tied to the success of Ameriprise Financial, Inc. and its affiliates, including us. Certain employees may receive higher compensation and other benefits based, in part, on contract values that are invested in the RiverSource Variable Series Trust funds. We or our affiliates receive revenue which ranges up to 0.60% of the average daily net assets invested in the non-RiverSource Variable Series Trust funds (unaffiliated funds) through this and other contracts we and our affiliate issue. We or our affiliates may also receive revenue which ranges up to 0.04% of aggregate, net or anticipated sales of unaffiliated funds through this and other contracts we and our affiliate issue. Please see the SAI for a table that ranks the unaffiliated funds according to total dollar amounts they and their affiliates paid us or our affiliates in the prior calendar year.

Expense payments, non-cash compensation and other forms of revenue may influence recommendations your investment professional makes regarding whether you should invest in one of these contracts and whether you should allocate purchase payments or contract value to a subaccount that invests in a particular fund (see "About the Service Providers").

- The revenue we or our affiliates receive from a fund or its affiliates is in addition to revenue we receive from the charges you pay when buying, owning and surrendering from the contract (see "Expense Summary"). However, the revenue we or our affiliates receive from a fund or its affiliates may come, at least in part, from the fund's fees and expenses you pay indirectly when you allocate contract value to the subaccount that invests in that fund.

- WHY REVENUES ARE PAID TO US: In accordance with applicable laws, regulations and the terms of the agreements under which such revenue is paid, we or our affiliates may receive these revenues including, but not limited to expense payments and non-cash compensation for various purposes:

  - Compensating, training and educating investment professionals who sell the contracts.


--------------------------------------------------------------------------------
 20  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  - Granting access to our employees whose job it is to promote sales of the contracts by authorized selling firms and their investment professionals, and granting access to investment professionals of our affiliated selling firms.

  - Activities or services we or our affiliates provide that assist in the promotion and distribution of the contracts including promoting the funds available under the contracts to prospective and existing contract owners, authorized selling firms and investment professionals.

  - Providing sub-transfer agency and shareholder servicing to contract owners.

  - Promoting, including and/or retaining the fund's investment portfolios as underlying investment options in the contracts.

  - Advertising, printing and mailing sales literature, and printing and distributing prospectuses and reports.

  - Furnishing personal services to contract owners, including education of contract owners, answering routine inquiries regarding a fund, maintaining accounts or providing such other services eligible for service fees as defined under the rules of the Financial Industry Regulatory Authority (FINRA).

  - Subaccounting, transaction processing, recordkeeping and administration.

- SOURCES OF REVENUE RECEIVED FROM AFFILIATED FUNDS: The affiliated funds are managed by Columbia Management Investment Advisers. The sources of revenue we receive from these affiliated funds, or from affiliates of these funds, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser and transfer agent or an affiliate of these. The revenue resulting from these sources may be based either on a percentage of average daily net assets of the fund or on the actual cost of certain services we provide with respect to the fund. We may receive this revenue either in the form of a cash payment or it may be allocated to us.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.

- SOURCES OF REVENUE RECEIVED FROM UNAFFILIATED FUNDS: The unaffiliated funds are not managed by an affiliate of ours. The sources of revenue we receive from these unaffiliated funds, or the funds' affiliates, may include, but are not necessarily limited to, the following:

  - Assets of the fund's adviser, subadviser, transfer agent or an affiliate of these and assets of the fund's distributor or an affiliate. The revenue resulting from these sources usually is based on a percentage of average daily net assets of the fund but there may be other types of payment arrangements.

  - Compensation paid out of 12b-1 fees that are deducted from fund assets and disclosed in the "12b-1 fees" column of the "Annual Operating Expenses of the Funds" table.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  21

UNLESS THE PN PROGRAM IS IN EFFECT, YOU MAY ALLOCATE PURCHASE PAYMENTS AND TRANSFERS TO ANY OR ALL OF THE SUBACCOUNTS OF THE VARIABLE ACCOUNT THAT INVEST IN SHARES OF THE FOLLOWING FUNDS:


--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
AllianceBernstein            N              Y        Seeks to maximize total return   AllianceBernstein L.P.
VPS Balanced Wealth                                  consistent with
Strategy Portfolio                                   AllianceBernstein's
(Class B)                                            determination of reasonable
                                                     risk.
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Global Thematic                                  capital.
Growth Portfolio
(Class B)
(previously
AllianceBernstein
VPS Global
Technology Portfolio
(Class B))
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS Growth and                                       capital.
Income Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

AllianceBernstein            Y              Y        Seeks long-term growth of        AllianceBernstein L.P.
VPS International                                    capital.
Value Portfolio
(Class B)
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        The Fund pursues long-term       American Century Investment
Inflation                                            total return using a strategy    Management, Inc.
Protection, Class II                                 that seeks to protect against
                                                     U.S. inflation.
--------------------------------------------------------------------------------------------------------------------

American Century VP          N              Y        Seeks capital growth.            American Century Global
International, Class                                                                  Investment Management, Inc.
II
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Mid Cap Value, Class                                 growth. Income is a secondary    Management, Inc.
II                                                   objective.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Ultra(R), Class II                                   growth.                          Management, Inc.
--------------------------------------------------------------------------------------------------------------------

American Century VP          Y              Y        Seeks long-term capital          American Century Investment
Value, Class II                                      growth. Income is a secondary    Management, Inc.
                                                     objective.
--------------------------------------------------------------------------------------------------------------------

Columbia High Yield          Y              Y        Seeks total return, consisting   Columbia Management Investment
Fund, Variable                                       of a high level of income and    Advisers, LLC, advisor; MacKay
Series, Class B                                      capital appreciation.            Shields LLC, subadviser.
--------------------------------------------------------------------------------------------------------------------

Columbia Marsico             Y              Y        Seeks long-term growth of        Columbia Management Investment
Growth Fund,                                         capital.                         Advisers, LLC, adviser;
Variable Series,                                                                      Marsico Capital Management,
Class A                                                                               LLC, sub-adviser.
--------------------------------------------------------------------------------------------------------------------

Columbia Marsico             Y              Y        Seeks long-term growth of        Columbia Management Investment
International                                        capital.                         Advisers, LLC, adviser;
Opportunities Fund,                                                                   Marsico Capital Management,
Variable Series,                                                                      LLC, sub-adviser.
Class B
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 22  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Columbia Small Cap           Y              Y        Seeks long-term capital          Columbia Management Investment
Value Fund, Variable                                 appreciation.                    Advisers, LLC
Series, Class B
--------------------------------------------------------------------------------------------------------------------

Credit Suisse Trust-         Y              Y        Seeks total return.              Credit Suisse Asset
Commodity Return                                                                      Management, LLC
Strategy Portfolio
--------------------------------------------------------------------------------------------------------------------

Dreyfus Investment           N              Y        Seeks investment results that    The Dreyfus Corporation
Portfolios MidCap                                    are greater than the total
Stock Portfolio,                                     return performance of publicly
Service Shares                                       traded common stocks of
                                                     medium-size domestic companies
                                                     in the aggregate, as
                                                     represented by the Standard &
                                                     Poor's MidCap 400 Index.
--------------------------------------------------------------------------------------------------------------------

Dreyfus Investment           N              Y        Seeks capital appreciation.      The Dreyfus Corporation
Portfolios
Technology Growth
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             N              Y        Seeks long-term capital growth   The Dreyfus Corporation; Fayez
Investment Fund                                      consistent with the              Sarofim & Co., sub-adviser.
Appreciation                                         preservation of capital. Its
Portfolio, Service                                   secondary goal is current
Shares                                               income.
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             Y              Y        Seeks capital growth.            The Dreyfus Corporation;
Investment Fund                                                                       Newton Capital Management
International Equity                                                                  Limited, sub-adviser
Portfolio, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Dreyfus Variable             Y              Y        Seeks long-term capital          The Dreyfus Corporation,
Investment Fund                                      growth.                          adviser; the Boston Company
International Value                                                                   Asset Management LLC,
Portfolio, Service                                                                    subadviser.
Shares
--------------------------------------------------------------------------------------------------------------------

Eaton Vance VT               Y              Y        Seeks high level of current      Eaton Vance Management
Floating-Rate Income                                 income.
Fund
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks long-term capital          Fidelity Management & Research
Contrafund(R)                                        appreciation. Normally invests   Company (FMR), investment
Portfolio Service                                    primarily in common stocks.      manager; FMR U.K. and FMR Far
Class 2                                              Invests in securities of         East, sub-advisers.
                                                     companies whose value it
                                                     believes is not fully
                                                     recognized by the public.
                                                     Invests in either "growth"
                                                     stocks or "value" stocks or
                                                     both. The fund invests in
                                                     domestic and foreign issuers.
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  23

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Fidelity(R) VIP              N              Y        Seeks to achieve capital         FMR, investment manager; FMR
Growth Portfolio                                     appreciation. Normally invests   U.K., FMR Far East, sub-
Service Class 2                                      primarily in common stocks.      advisers.
                                                     Invests in companies that it
                                                     believes have above-average
                                                     growth potential (stocks of
                                                     these companies are often
                                                     called "growth" stocks). The
                                                     Fund invests in domestic and
                                                     foreign issuers.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks as high level of current   FMR, investment manager; FMR
Investment Grade                                     income as is consistent with     U.K., FMR Far East, sub-
Bond Portfolio                                       the preservation of capital.     advisers.
Service Class 2                                      Normally invests at least 80%
                                                     of assets in investment-grade
                                                     debt securities (those of
                                                     medium and high quality) of
                                                     all types and repurchase
                                                     agreements for those
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP Mid          Y              Y        Seeks long-term growth of        FMR, investment manager; FMR
Cap Portfolio                                        capital. Normally invests        U.K., FMR Far East, sub-
Service Class 2                                      primarily in common stocks.      advisers.
                                                     Normally invests at least 80%
                                                     of assets in securities of
                                                     companies with medium market
                                                     capitalizations. May invest in
                                                     companies with smaller or
                                                     larger market capitalizations.
                                                     Invests in domestic and
                                                     foreign issuers. The Fund
                                                     invests in either "growth" or
                                                     "value" common stocks or both.
--------------------------------------------------------------------------------------------------------------------

Fidelity(R) VIP              Y              Y        Seeks long-term growth of        FMR, investment manager; FMR
Overseas Portfolio                                   capital. Normally invests        U.K., FMR Far East, Fidelity
Service Class 2                                      primarily in common stocks       International Investment
                                                     allocating investments across    Advisors (FIIA) and FIIA U.K.,
                                                     different countries and          sub-advisers.
                                                     regions. Normally invests at
                                                     least 80% of assets in non-
                                                     U.S. securities.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              Y              Y        Seeks to maximize income while   Franklin Advisers, Inc.
Income Securities                                    maintaining prospects for
Fund - Class 2                                       capital appreciation.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisory Services,
Rising Dividends                                     appreciation, with               LLC
Securities                                           preservation of capital as an
Fund - Class 2                                       important consideration.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Franklin              N              Y        Seeks long-term capital          Franklin Advisers, Inc.
Small-Mid Cap Growth                                 growth.
Securities
Fund - Class 2
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 24  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
FTVIPT Mutual Shares         N              Y        Seeks capital appreciation,      Franklin Mutual Advisers, LLC
Securities                                           with income as a secondary
Fund - Class 2                                       goal.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton             Y              Y        Seeks high current income        Franklin Advisers, Inc.
Global Bond                                          consistent with preservation
Securities                                           of capital, with capital
Fund - Class 2                                       appreciation as a secondary
                                                     consideration.
--------------------------------------------------------------------------------------------------------------------

FTVIPT Templeton             Y              Y        Seeks long-term capital          Templeton Global Advisors
Growth Securities                                    growth.                          Limited, adviser; Templeton
Fund - Class 2                                                                        Asset Management Ltd.,
                                                                                      subadviser.
--------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            Y              Y        Seeks long-term capital          Goldman Sachs Asset
Mid Cap Value                                        appreciation.                    Management, L.P.
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Goldman Sachs VIT            Y              Y        Seeks long-term growth of        Goldman Sachs Asset
Structured U.S.                                      capital and dividend income.     Management, L.P.
Equity
Fund - Institutional
Shares
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Basic           N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Value Fund, Series                                   capital.
II Shares
(previously AIM V.I.
Basic Value Fund,
Series II Shares)
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital         Y              Y        Seeks growth of capital.         Invesco Advisers, Inc.
Appreciation Fund,
Series II Shares
(previously AIM V.I.
Capital Appreciation
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Capital         Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Development Fund,                                    capital.
Series II Shares
(previously AIM V.I.
Capital Development
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------

Invesco V.I. Global          Y              Y        Seeks capital growth.            Invesco Advisers, Inc.
Health Care Fund,
Series II Shares
(previously AIM V.I.
Global Health Care
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------

Invesco V.I.                 Y              Y        Seeks long-term growth of        Invesco Advisers, Inc.
International Growth                                 capital.
Fund, Series II
Shares (previously
AIM V.I.
International Growth
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  25

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Invesco V.I. Mid Cap         N              Y        Seeks long-term growth of        Invesco Advisers, Inc.
Core Equity Fund,                                    capital.
Series II Shares
(previously AIM V.I.
Mid Cap Core Equity
Fund, Series II
Shares)
--------------------------------------------------------------------------------------------------------------------

Invesco Van Kampen           Y              Y        Seeks capital growth and         Invesco Advisers, Inc
V.I. Comstock Fund,                                  income through investments in
Series II Shares                                     equity securities, including
(previously Van                                      common stocks, preferred
Kampen Life                                          stocks and securities
Investment Trust                                     convertible into common and
Comstock Portfolio,                                  preferred stocks.
Class II Shares)
--------------------------------------------------------------------------------------------------------------------

Janus Aspen Series           Y              Y        Seeks long-term growth of        Janus Capital Management LLC
Janus Portfolio:                                     capital in a manner consistent
Service Shares                                       with the preservation of
                                                     capital.
--------------------------------------------------------------------------------------------------------------------

Legg Mason                   Y              Y        Seeks long-term growth of        Legg Mason Partners Fund
ClearBridge Variable                                 capital.                         Advisor, LLC, adviser;
Small Cap Growth                                                                      ClearBridge Advisors, LLC,
Portfolio, Class I                                                                    sub-adviser.
(previously Legg
Mason Partners
Variable Small Cap
Growth Portfolio,
Class I)
--------------------------------------------------------------------------------------------------------------------

MFS(R) Investors             N              Y        Seeks capital appreciation.      MFS Investment Management(R)
Growth Stock
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) New Discovery         N              Y        Seeks capital appreciation.      MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Total Return          Y              Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

MFS(R) Utilities             Y              Y        Seeks total return.              MFS Investment Management(R)
Series - Service
Class
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks current income and         Morgan Stanley Investment
Global Real Estate                                   capital appreciation.            Management Inc.
Portfolio, Class II
Shares (previously
Van Kampen UIF
Global Real Estate
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------------------

Morgan Stanley UIF           Y              Y        Seeks long-term capital          Morgan Stanley Investment
Mid Cap Growth                                       growth.                          Management Inc.
Portfolio, Class II
Shares (previously
Van Kampen UIF Mid
Cap Growth
Portfolio, Class II
Shares)
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 26  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
Morgan Stanley UIF           N              Y        Non-diversified Portfolio that   Morgan Stanley Investment
U.S. Real Estate                                     seeks above-average current      Management Inc.
Portfolio, Class II                                  income and long-term capital
Shares (previously                                   appreciation by investing
Van Kampen UIF U.S.                                  primarily in equity securities
Real Estate                                          of companies in the U.S. real
Portfolio, Class II                                  estate industry, including
Shares)                                              real estate investment trusts.
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Capital          Y              Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Appreciation
Fund/VA, Service
Shares
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Global           Y              Y        Seeks long-term capital          OppenheimerFunds, Inc.
Securities Fund/VA,                                  appreciation.
Service Shares
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Global           Y              Y        Seeks high level of current      OppenheimerFunds, Inc.
Strategic Income                                     income principally derived
Fund/VA, Service                                     from interest on debt
Shares (previously                                   securities.
Oppenheimer
Strategic Bond
Fund/VA, Service
Shares)
--------------------------------------------------------------------------------------------------------------------

Oppenheimer Main             Y              Y        Seeks capital appreciation.      OppenheimerFunds, Inc.
Street Small Cap
Fund/VA, Service
Shares
--------------------------------------------------------------------------------------------------------------------

PIMCO VIT All Asset          Y              Y        Seeks maximum real return        Pacific Investment Management
Portfolio, Advisor                                   consistent with preservation     Company LLC
Share Class                                          of real capital and prudent
                                                     investment management.
--------------------------------------------------------------------------------------------------------------------

Putnam VT Global             N              Y        Seeks capital appreciation.      Putnam Investment Management,
Health Care                                                                           LLC
Fund - Class IB
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT                    N              Y        Seeks capital appreciation.      Putnam Investment Management,
International Equity                                                                  LLC
Fund - Class IB
Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Small Cap          N              Y        Seeks capital appreciation.      Putnam Investment Management,
Value Fund - Class                                                                    LLC
IB Shares
--------------------------------------------------------------------------------------------------------------------

Putnam VT Vista              N              Y        Seeks capital appreciation.      Putnam Investment Management,
Fund - Class IB                                                                       LLC
Shares
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks maximum current income     Columbia Management Investment
Variable                                             consistent with liquidity and    Advisers, LLC
Portfolio - Cash                                     stability of principal.
Management Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  27

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RVST RiverSource             Y              Y        Seeks high level of current      Columbia Management Investment
Variable                                             income while attempting to       Advisers, LLC
Portfolio - Diversi-                                 conserve the value of the
fied Bond Fund                                       investment for the longest
(Class 3)                                            period of time.
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks high level of current      Columbia Management Investment
Variable                                             income and, as a secondary       Advisers, LLC
Portfolio - Diversi-                                 goal, steady growth of
fied Equity Income                                   capital.
Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks capital appreciation.      Columbia Management Investment
Variable                                                                              Advisers, LLC
Portfolio - Dynamic
Equity Fund (Class
3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Non-diversified fund that        Columbia Management Investment
Variable                                             seeks total return that          Advisers, LLC
Portfolio - Global                                   exceeds the rate of inflation
Inflation Protected                                  over the long-term.
Securities Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks high current income,       Columbia Management Investment
Variable                                             with capital growth as a         Advisers, LLC
Portfolio - High                                     secondary objective.
Yield Bond Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks high total return          Columbia Management Investment
Variable                                             through current income and       Advisers, LLC
Portfolio - Income                                   capital appreciation.
Opportunities Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             N              Y        Seeks growth of capital.         Columbia Management Investment
Variable                                                                              Advisers, LLC
Portfolio - Mid Cap
Growth Fund (Class
3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks long-term growth of        Columbia Management Investment
Variable                                             capital.                         Advisers, LLC
Portfolio - Mid Cap
Value Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks long-term capital          Columbia Management Investment
Variable                                             appreciation.                    Advisers, LLC
Portfolio - S&P 500
Index Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST RiverSource             Y              Y        Seeks high level of current      Columbia Management Investment
Variable                                             income and safety of principal   Advisers, LLC
Portfolio - Short                                    consistent with investment in
Duration U.S.                                        U.S. government and government
Government Fund                                      agency securities.
(Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST Seligman                Y              Y        Seeks long-term capital          Columbia Management Investment
Variable                                             growth.                          Advisers, LLC
Portfolio - Growth
Fund (Class 3)
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 28  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RVST Seligman                N              Y        Seeks long-term growth of        Columbia Management Investment
Variable                                             capital.                         Advisers, LLC
Portfolio - Larger-
Cap Value Fund
(Class 3)
--------------------------------------------------------------------------------------------------------------------

RVST Threadneedle            Y              Y        Seeks long-term capital          Columbia Management Investment
Variable                                             growth.                          Advisers, LLC, adviser;
Portfolio - Emerging                                                                  Threadneedle International
Markets Fund (Class                                                                   Limited, an indirect wholly-
3)                                                                                    owned subsidiary of Ameriprise
                                                                                      Financial, sub-adviser.
--------------------------------------------------------------------------------------------------------------------

RVST Threadneedle            Y              Y        Seeks capital appreciation.      Columbia Management Investment
Variable                                                                              Advisers, LLC, adviser;
Portfolio - In-                                                                       Threadneedle International
ternational                                                                           Limited, an indirect wholly-
Opportunity Fund                                                                      owned subsidiary of Ameriprise
(Class 3)                                                                             Financial, sub-adviser.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Davis                                    growth.                          Advisers, LLC, adviser; Davis
New York Venture                                                                      Selected Advisers, L.P.,
Fund (Class 3)                                                                        subadviser.
(previously RVST
RiverSource Partners
Variable
Portfolio - Fundame-
ntal Value Fund)
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              Y        Seeks long-term growth of        Columbia Management Investment
Portfolio - Goldman                                  capital.                         Advisers, LLC, adviser;
Sachs Mid Cap Value                                                                   Goldman Sachs Asset
Fund (Class 3)                                                                        Management, L.P., subadviser.
(previously RVST
RiverSource Partners
Variable
Portfolio - Select
Value Fund)
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              Y        Seeks long-term capital          Columbia Management Investment
Portfolio - Partners                                 appreciation.                    Advisers, LLC, adviser;
Small Cap Value Fund                                                                  Barrow, Hanley, Mewhinney &
(Class 3)                                                                             Strauss, Inc., Denver
(previously RVST                                                                      Investment Advisors LLC,
RiverSource Partners                                                                  Donald Smith & Co., Inc.,
Variable                                                                              River Road Asset Management,
Portfolio - Small                                                                     LLC and Turner Investment
Cap Value Fund)                                                                       Partners, Inc., subadvisers.
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  29

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
2)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Aggress-                                 return that is consistent with   Advisers, LLC
ive Portfolio (Class                                 an aggressive level of risk.
4)                                                   This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in equity securities and also
                                                     invests a small amount in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 2)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Conserv-                                 return that is consistent with   Advisers, LLC
ative Portfolio                                      a conservative level of risk.
(Class 4)                                            This is a "fund of funds" and
                                                     seeks to achieve its objective
                                                     by investing in a combination
                                                     of underlying funds. The fund
                                                     invests primarily in
                                                     underlying funds that invest
                                                     in fixed income securities.
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 30  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 2)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderate                                 return that is consistent with   Advisers, LLC
Portfolio (Class 4)                                  a moderate level of risk. This
                                                     is a "fund of funds" and seeks
                                                     to achieve its objective by
                                                     investing in a combination of
                                                     underlying funds. The fund
                                                     invests primarily in a balance
                                                     of underlying funds that
                                                     invest in fixed income
                                                     securities and underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 2)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Aggressive                                       a moderately aggressive level
Portfolio (Class 4)                                  of risk. This is a "fund of
                                                     funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in equity
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in fixed
                                                     income securities.
--------------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  31

--------------------------------------------------------------------------------------------------------------------
                       AVAILABLE      AVAILABLE
                       UNDER          UNDER
                       CONTRACTS      CONTRACTS
                       WITH           WITH
                       APPLICATIONS   APPLICATIONS
                       SIGNED         SIGNED
                       ON OR AFTER    PRIOR TO       INVESTMENT OBJECTIVE AND
INVESTING IN           MAY 1, 2007    MAY 1, 2007    POLICIES                         INVESTMENT ADVISER
--------------------------------------------------------------------------------------------------------------------
RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 2)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

RVST Variable                Y              N        Seeks high level of total        Columbia Management Investment
Portfolio - Moderat-                                 return that is consistent with   Advisers, LLC
ely Conservative                                     a moderately conservative
Portfolio (Class 4)                                  level of risk. This is a "fund
                                                     of funds" and seeks to achieve
                                                     its objective by investing in
                                                     a combination of underlying
                                                     funds. The fund invests
                                                     primarily in underlying funds
                                                     that invest in fixed income
                                                     securities and also invests a
                                                     moderate amount in underlying
                                                     funds that invest in equity
                                                     securities.
--------------------------------------------------------------------------------------------------------------------

Wanger International         Y              Y        Seeks long-term growth of        Columbia Wanger Asset
                                                     capital.                         Management, L.P.
--------------------------------------------------------------------------------------------------------------------

Wanger USA                   Y              Y        Seeks long-term capital          Columbia Wanger Asset
                                                     appreciation.                    Management, L.P.
--------------------------------------------------------------------------------------------------------------------



THE FIXED ACCOUNT

Amounts allocated to the fixed account become part of our general account. For the Current Contract, the fixed account includes the regular fixed account and the Special DCA fixed account. For the Original Contract, the fixed account includes the one-year fixed account and the DCA fixed account. We credit interest on amounts you allocate to the fixed account at rates we determine from time to time in our discretion. These rates will be based on various factors including, but not limited to, the interest rate environment, returns we earn on our general account investments, the rates currently in effect for new and existing RiverSource Life of NY annuities, product design, competition, and RiverSource Life of NY's revenues and expenses. The guaranteed minimum interest rate on amounts invested in the fixed account may vary by state but will not be lower than state law allows. We back the principal and interest guarantees relating to the fixed account. These guarantees are based on the continued claims-paying ability of RiverSource Life of NY. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay our obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

The fixed account is not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account, however, disclosures regarding the fixed account may be subject to certain generally

--------------------------------------------------------------------------------
 32 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)

THE REGULAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the regular fixed account. The value of the regular fixed account increases as we credit interest to the regular fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. The interest rate we apply to each purchase payment or transfer to the regular fixed account is guaranteed for one year. Thereafter, we will change the rates from time to time at our discretion, but your interest rate for each purchase payment or transfer will never change more frequently than annually. There are restrictions on transfers from this account and may be restrictions on the amount you can allocate to this account (see "Making the Most of Your
Contract -- Transfer policies").

THE SPECIAL DCA FIXED ACCOUNT
You may allocate purchase payments to the Special DCA fixed account. You may not transfer contract value to the Special DCA fixed account.

You may allocate your entire initial purchase payment to the Special DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the Special DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the Special DCA fixed account to the subaccounts or PN program model portfolio or investment option you select monthly so that, at the end of the Special DCA fixed account term, the balance of the Special DCA fixed account is zero. The first Special DCA monthly transfer occurs one day after we receive your payment. You may not use the regular fixed account as a destination for the Special DCA monthly transfer.

The value of the Special DCA fixed account increases when we credit interest to the Special DCA fixed account, and decreases when we make monthly transfers from the Special DCA fixed account. When you allocate a purchase payment to the Special DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the Special DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the Special DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the Special DCA fixed account; we do not credit interest on amounts that have been transferred from the Special DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the Special DCA fixed account with interest at the same annual effective rate we apply to the regular fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the Special DCA fixed account at promotional rates that are higher than those we credit to the regular fixed account. We reserve the right to declare different annual effective rates:

- for the Special DCA fixed account and the regular fixed account; and

- for the Special DCA fixed accounts with terms of differing length.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the Special DCA fixed account for a six month term;

- the Special DCA fixed account for a twelve month term;

- the PN program model portfolio or investment option in effect;

- if no PN program model portfolio or investment option is in effect, to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account.

Once you establish a Special DCA fixed account, you cannot allocate additional purchase payments to it. However, you may establish another Special DCA fixed account and allocate new purchase payments to it.

If you participate in the PN program, and you change to a different PN program investment option while a Special DCA fixed account term is in progress, we will allocate transfers from the Special DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program model portfolio or investment option while a Special DCA fixed account term is in progress, we will allocate transfers from your Special DCA fixed account for the remainder of the term to the subaccounts in accordance with your current Special DCA fixed account allocation instructions. If

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 33 your current Special DCA fixed account allocation instructions include a fund to which allocations are restricted and you do not provide new instructions, we will transfer prorated amounts to the valid portion of your allocation instruction.

You may discontinue any Special DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the Special DCA fixed account to the PN program model portfolio or investment option in effect, or if no PN program model portfolio or investment option is in effect, in accordance with your investment instructions to us to the regular fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the regular fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the Special DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)

ONE-YEAR FIXED ACCOUNT
Unless the PN program we offer is in effect, you may allocate purchase payments or transfer contract value to the one-year fixed account. The value of the one-year fixed account increases as we credit interest to the one-year fixed account. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit the one-year fixed account with the current guaranteed annual rate that is in effect on the date we receive your purchase payment or you transfer contract value to the one-year fixed account. The interest rate we apply to each purchase payment or transfer to the one-year fixed account is guaranteed for one year. There are restrictions on the amount you can allocate to the one-year fixed account as well as on transfers from this account (see "Making the Most of Your Contract -- Transfer policies").

DCA FIXED ACCOUNT
You may allocate purchase payments to the DCA fixed account. You may not transfer contract value to the DCA fixed account.

You may allocate your entire initial purchase payment to the DCA fixed account for a term of six or twelve months. We reserve the right to offer shorter or longer terms for the DCA fixed account.

In accordance with your investment instructions, we transfer a pro rata amount from the DCA fixed account to your investment allocations monthly so that, at the end of the DCA fixed account term, the balance of the DCA fixed account is zero. The first DCA monthly transfer occurs one day after we receive your payment.

The value of the DCA fixed account increases when we credit interest to the DCA fixed account, and decreases when we make monthly transfers from the DCA fixed account. When you allocate a purchase payment to the DCA fixed account, the interest rates applicable to that purchase payment will be the rates in effect for the DCA fixed account term you choose on the date we receive your purchase payment. The applicable interest rate is guaranteed for the length of the term for the DCA fixed account term you choose. We credit and compound interest daily based on a 365-day year (366 in a leap year) so as to produce the annual effective rate which we declare. We credit interest only on the declining balance of the DCA fixed account; we do not credit interest on amounts that have been transferred from the DCA fixed account. As a result, the net effective interest rates we credit will be less than the declared annual effective rates. Generally, we will credit the DCA fixed account with interest at the same annual effective rate we apply to the one-year fixed account on the date we receive your purchase payment, regardless of the length of the term you select. From time to time, we may credit interest to the DCA fixed account at promotional rates that are higher than those we credit to the one-year fixed account. We reserve the right to declare different annual effective rates:

- for the DCA fixed account and the one-year fixed account;

- for the DCA fixed accounts with terms of differing length;

- for amounts in the DCA fixed account that are transferred to the one-year fixed account; and

- for amounts in the DCA fixed account that are transferred to the subaccounts.

Alternatively, you may allocate your initial purchase payment to any combination of the following which equals one hundred percent of the amount you invest:

- the DCA fixed account for a six month term;

- the DCA fixed account for a twelve month term;

- the PN program model portfolio or investment option in effect;


--------------------------------------------------------------------------------
 34  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- if no PN program model portfolio or investment option is in effect, to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If you make a purchase payment while a DCA fixed account term is in progress, you may allocate your purchase payment among the following:

- to the DCA fixed account term(s) then in effect. Amounts you allocate to an existing DCA fixed account term will be transferred out of the DCA fixed account over the remainder of the term. For example, if you allocate a new purchase payment to an existing DCA fixed account term of six months when only two months remains in the six month term, the amount you allocate will be transferred out of the DCA fixed account over the remaining two months of the term;

- to the PN program model portfolio or investment option then in effect;

- if no PN program model portfolio or investment option is in effect, then to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account.

If no DCA fixed account term is in progress when you make an additional purchase payment, you may allocate it according to the rules above for the allocation of your initial purchase payment.

If you participate in the PN program and you change to a different PN program investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account to your newly-elected PN program investment option.

If your contract permits, and you discontinue your participation in a PN program model portfolio or investment option while a DCA fixed account term is in progress, we will allocate transfers from the DCA fixed account for the remainder of the term in accordance with your investment instructions to us to the one-year fixed account and the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

You may discontinue any DCA fixed account before the end of its term by giving us notice. If you do so, we will transfer the remaining balance of the DCA fixed account whose term you are ending to the PN program model portfolio or investment option in effect, or if no PN program model portfolio or investment option is in effect, in accordance with your investment instructions to us to the one-year fixed account and/or the subaccounts, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, including but not limited to, any limitations described in this prospectus on transfers (see "Transfer policies").

Dollar-cost averaging from the DCA fixed account does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. For a discussion of how dollar-cost averaging works, see "Making the Most of your Contract -- Automated Dollar-Cost Averaging."

BUYING YOUR CONTRACT

Your investment professional will help you complete and submit an application and send it along with your initial purchase payment to our corporate office. We are required by law to obtain personal information from you which we will use to verify your identity. If you do not provide this information we reserve the right to refuse to issue your contract or take other steps we deem reasonable. As the owner, you have all rights and may receive all benefits under the contract. You may select a qualified or nonqualified annuity. Generally, you can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. For the Current Contract, you can buy a contract if you are 85 or younger. For the Original Contract, you can buy a contract if you and the annuitant are age 85 or younger.

When you apply, you may select:

CURRENT CONTRACT:

(applications signed on or after July 19, 2010)

- the regular fixed account, the Special DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the length of the surrender charge period (five, seven or ten years);

- the optional PN program; and

- the following optional death benefit rider:

  -  MAV Death Benefit.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  35

In addition, you may also select one of the following optional living benefits (both require the use of the PN program):

- SecureSource Stages NY rider; or

- Accumulation Protector Benefit rider.

The Current Contract provides for allocation of purchase payments to the regular fixed account, the Special DCA fixed account and/or the subaccounts of the variable account. We currently allow you to allocate the total amount of purchase payment to the regular fixed account. We reserve the right to limit purchase payment allocations to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. You cannot allocate purchase payments to the fixed account for six months following a partial surrender from the fixed account, a lump sum transfer from the regular fixed account, or termination of automated transfers from the Special DCA fixed account prior to the end of the Special DCA fixed account term.

ORIGINAL CONTRACT:

(applications signed prior to July 19, 2010)

- the one-year fixed account, the DCA fixed account and/or subaccounts in which you want to invest;

- how you want to make purchase payments;

- a beneficiary;

- the length of the surrender charge period (five, seven or ten years);

- the optional PN program; and

- one of the following optional death benefits:

  - ROP Death Benefit; or

  - the optional MAV Death Benefit.

In addition, you may also select the following optional living benefit (requires the use of the PN program):

- SecureSource -- Single Life rider, or

- SecureSource -- Joint Life rider.

The Original Contract provides for allocation of purchase payments to the one-year fixed account, the DCA fixed account and/or to the subaccounts of the variable account in even 1% increments. The amount of any purchase payment allocated to the one-year fixed account in total cannot exceed 30% of the purchase payment. More than 30% of a purchase payment may be so allocated if you establish an automated dollar-cost averaging arrangement with respect to the purchase payment according to procedures currently in effect. We reserve the right to further limit purchase payment allocations to the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

FOR BOTH THE CURRENT CONTRACT AND THE ORIGINAL CONTRACT:
If your application is complete, we will process it and apply your purchase payment to your investment selections within two business days after we receive it at our corporate office. If we accept your application, we will send you a contract. If your application is not complete, you must give us the information to complete it within five business days. If we cannot accept your application within five business days, we will decline it and return your payment unless you specifically ask us to keep the payment and apply it once your application is complete. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. If we receive an additional purchase payment at our corporate office before the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the valuation date we received the payment. If we receive an additional purchase payment at our corporate office at or after the close of business, we will credit any portion of that payment allocated to the subaccounts using the accumulation unit value we calculate on the next valuation date after we received the payment.

For the Current Contract, you may make monthly payments to your contract under a Systematic Investment Plan (SIP). You must make an initial purchase payment of $10,000. Then, to begin the SIP, you will complete and send a form and your first SIP payment along with your application. There is no charge for SIP. You can stop your SIP payments at any time.

You may make additional purchase payments to nonqualified and qualified annuities until the annuitization start date.

THE ANNUITIZATION START DATE

CURRENT CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments. If your contract is annuitized, the contract goes into payout and only the annuity payout provisions

--------------------------------------------------------------------------------
 36 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS continue. Unless annuity payout Plan E is selected, you will no longer have access to your contract value. This means that the death benefit and any optional benefits you have elected will end. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin.

The annuitization start date must be:

- no earlier than 13 months after the contract's effective date; and no later than

- the owner's 95th birthday or the tenth contract anniversary, if later,

- or such other date as agreed to by us.

Six months prior to your annuitization date, we will contact you with your options including the option to postpone your annuitization start date to a future date. You can also choose to delay the annuitization of your contract beyond age 95 indefinitely, to the extent allowed by applicable tax laws.

If you do not make an election, annuity payouts using the contract's default option of annuity payout Plan B -- Life with 10 years certain will begin on the annuitization start date and your monthly annuity payments will continue for as long as the annuitant lives. If the annuitant does not survive 10 years, beneficiaries will continue to receive payments until 10 years of payments have been made. Some distributors require annuitization by age 95. In that case, the option to continue to defer the annuitization start date after age 95 is not available.

If you own a qualified annuity (for example, an IRA) and tax laws require that you take distributions from your annuity prior to your new annuitization start date, your contract will not be automatically annuitized. However, if you choose, you can elect to request annuitization or take surrenders to meet your required minimum distributions.

Please see "SecureSource Stages NY -- Other Provisions" section regarding options under this rider at the annuitization start date.

ORIGINAL CONTRACT:
Annuity payouts begin on the annuitization start date. This means that the contract will be annuitized or converted to a stream of monthly payments and you will receive the first payment on the annuitization start date. The first annuity payment will be made as provided by the annuity payment plan you select. When we process your application, we will establish the annuitization start date to be the maximum age (or contract anniversary if applicable). You also can change the annuitization start date, provided you send us written instructions at least 30 days before annuity payouts begin. The annuitization start date may not be earlier than 13 months after the effective contract date.

The annuitization start date must be:

- the annuitant's 90th(1) birthday or the tenth contract anniversary, if purchased after age 80(1),

- or such other date as agreed upon by us.

Prior to your annuitization start date, we will contact you with your options. If you do not make an election, your annuitization start date will be deferred.

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to comply with IRS regulations, the retirement date generally must be:

- for IRAs by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

- for all other qualified annuities, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2 or, if later, retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age
  70 1/2).

If you satisfy your required minimum distributions in the form of partial withdrawals from your contract, annuity payouts can start as late as the annuitant's 90th(1) birthday or the tenth contract anniversary, if later, or a date that has been otherwise agreed to by us.

Contract owners of IRAs and TSAs may also be able to satisfy required minimum distributions using other IRAs or TSAs, and in that case, may delay the annuity payout start date for this contract.

(1) Applies to contracts with applications signed on or after June 19, 2006. For all other contracts, the annuitization start date must be no later than the annuitant's 85th birthday or the tenth contract anniversary, if purchased after age 75.

BENEFICIARY
We will pay to your named beneficiary the death benefit if it becomes payable while the contract is in force and before the annuitization start date. If there is more than one beneficiary, we will pay each beneficiary's designated share when we receive their completed claim. A beneficiary will bear the investment risk of the variable account until we receive the beneficiary's completed claim. If there is no named beneficiary, the default provisions of your contract will apply. (See "Benefits in Case of Death" for more about beneficiaries.)


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  37

If you select one of the SecureSource series -- Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

PURCHASE PAYMENTS
Purchase payment amounts and purchase payment timing may be limited under the terms of your contract.

If we do not receive your initial purchase payment within 180 days from the application signed date, we will consider your contract void from the start.

MINIMUM INITIAL PURCHASE PAYMENT
  $10,000

MINIMUM ADDITIONAL PURCHASE PAYMENTS
  $50 for SIPs

  $100 for all other payment types

MAXIMUM TOTAL PURCHASE PAYMENTS (WITHOUT CORPORATE OFFICE APPROVAL)

  - CURRENT CONTRACT:
    (applications signed on or after July 19, 2010)

  MAXIMUM TOTAL PURCHASE PAYMENTS* BASED ON YOUR AGE ON THE EFFECTIVE DATE OF THE PAYMENT:

For the first year and
  total:
through age 85             $1,000,000
age 86 or older            $0

For each subsequent year:
through age 85             $100,000
age 86 or older            $0


  - ORIGINAL CONTRACT:
    (applications signed prior to July 19, 2010)

  MAXIMUM TOTAL PURCHASE PAYMENTS*
    $1,000,000

* These limits apply in total to all RiverSource Life of NY annuities you own unless a higher maximum applies to your contract. We reserve the right to waive or increase the maximum limit. For qualified annuities, the Code's limits on annual contributions also apply. Additional purchase payments for inherited IRA contracts cannot be made unless the payment is IRA money inherited from the same decedent.

ADDITIONAL PURCHASE PAYMENTS RESTRICTION FOR CONTRACTS WITH LIVING BENEFIT
RIDERS

- SecureSource Stages NY


The riders prohibit additional purchase payments while the rider is effective, if (1) you decline a rider fee increase, or (2) the Annual Lifetime Payment
(ALP) is established and your contract value on an anniversary is less than four times the ALP.



The riders prohibit additional purchase payments unless: (1) the payment is received at time of application or within 90 days thereafter, or (2) for qualified annuities where additional purchase payments are allowed in any contract year up to the maximum permissible annual contribution described by the Code, until total additional purchase payments are $100,000. These purchase payment restrictions are currently being waived until further notice.


- SecureSource riders

Effective Jan. 26, 2009, after initial purchase payments are received, limited additional purchase payments are allowed for the contracts with the SecureSource riders. Initial purchase payments are: 1) payments received with the application, and 2) Tax Free Exchanges, rollovers, and transfers listed on the annuity application, paper work initiated within 30 days from the application signed date and received within 180 days from the application signed date.

- Accumulation Protector Benefit rider


Additional purchase payments for contracts with the Accumulation Protector Benefit rider are not allowed during the waiting period except for the first 180 days (1) immediately following the effective date and (2) for the Current Contract, following the last contract anniversary for each elective step up.


Additional purchase payments to your variable annuity contract with a SecureSource rider, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider will be limited to $100,000 for the life of your contract.


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 38  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

HOW TO MAKE PURCHASE PAYMENTS

 1 BY LETTER

Send your check along with your name and contract number to:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

 2 BY SIP

Contact your investment professional to complete the necessary SIP paperwork.

PURCHASE PAYMENT CREDITS
As of June 19, 2006, we no longer offer purchase payment credits. Purchase payment credits were available if you purchased a contract with the seven-year surrender charge schedule with an application signed date before June 19, 2006.

See Appendix G for a description of the purchase payment credits that apply to your policy.

LIMITATIONS ON USE OF CONTRACT
If mandated by applicable law, including, but not limited to, federal anti-money laundering laws, we may be required to reject a purchase payment. We may also be required to block an owner's access to contract values or to satisfy other statutory obligations. Under these circumstances, we may refuse to implement requests for transfers, surrenders or death benefits until instructions are received from the appropriate governmental authority or a court of competent jurisdiction.

CHARGES

ALL CONTRACTS

CONTRACT ADMINISTRATIVE CHARGE
We charge this fee for establishing and maintaining your records. We deduct $40 from the contract value on your contract anniversary or, if earlier, when the contract is fully surrendered. We prorate this charge among the fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value.(1) For the Current Contract, we reserve the right to increase this charge after the first contract anniversary to a maximum of $50.

(1) For contracts with applications signed prior to Aug. 6, 2007, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus
    (2) any amounts allocated or transferred to the fixed account in the contract year. In no instance will the charge from the fixed account exceed $30 in any contract year.

We will waive this charge when your contract value is $50,000 or more on the current contract anniversary. For the Current Contract, we reserve the right to charge up to $20 after the first contract anniversary for contracts with contract value of $50,000 or more.

If you take a full surrender from your contract, we will deduct the charge at the time of surrender regardless of the contract value. We cannot increase the annual contract administrative charge for the Original Contract. This charge does not apply to amounts applied to an annuity payment plan or to the death benefit.

VARIABLE ACCOUNT ADMINISTRATIVE CHARGE
We apply this charge daily to the subaccounts. It is reflected in the unit values of your subaccounts and it totals 0.15% of their average daily net assets on an annual basis. It covers certain administrative and operating expenses of the subaccounts such as accounting, legal and data processing fees and expenses involved in the preparation and distribution of reports and prospectuses. We cannot increase the variable account administrative charge.

MORTALITY AND EXPENSE RISK FEE
We charge these fees daily to the subaccounts. The unit values of your subaccounts reflect these fees. These fees cover the mortality and expense risk that we assume. These fees do not apply to the fixed account. We cannot increase these fees.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  39

FOR THE CURRENT CONTRACT (APPLICATIONS SIGNED ON OR AFTER JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee in effect and the surrender charge schedule that applies to your contract.


                                                                              MORTALITY AND
TEN-YEAR SURRENDER CHARGE SCHEDULE                                          EXPENSE RISK FEE

CV Death Benefit*                                                                 0.85%

ROPP Death Benefit                                                                0.85

MAV Death Benefit                                                                 1.10




                                                                              MORTALITY AND
SEVEN-YEAR SURRENDER CHARGE                                                 EXPENSE RISK FEE

CV Death Benefit*                                                                 1.05%

ROPP Death Benefit                                                                1.05

MAV Death Benefit                                                                 1.30




                                                                              MORTALITY AND
FIVE-YEAR SURRENDER CHARGE SCHEDULE                                         EXPENSE RISK FEE

CV Death Benefit*                                                                 1.40%

ROPP Death Benefit                                                                1.40

MAV Death Benefit                                                                 1.65


* CV Death Benefit is available only after an ownership change or spousal continuation if any owner or spouse who continues the contract is over age 85 and therefore cannot qualify for the ROPP death benefit.

FOR THE ORIGINAL CONTRACT (APPLICATIONS SIGNED PRIOR TO JULY 19, 2010), the mortality and expense risk fee you pay is based on the death benefit guarantee you select, whether the contract is a qualified annuity or a nonqualified annuity and the surrender charge schedule that applies to your contract.


SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR
CONTRACTS WITH APPLICATIONS SIGNED ON OR AFTER
JUNE 19, 2006                                               QUALIFIED ANNUITIES     NONQUALIFIED ANNUITIES

ROP Death Benefit                                                   0.90%                    1.05%

MAV Death Benefit                                                   1.10                     1.25
SEVEN-YEAR SURRENDER CHARGE SCHEDULE FOR ALL
  OTHER CONTRACTS

ROP Death Benefit                                                   1.00%                    1.15%

MAV Death Benefit                                                   1.20                     1.35
FIVE-YEAR SURRENDER CHARGE SCHEDULE

ROP Death Benefit                                                   1.20%                    1.35%

MAV Death Benefit                                                   1.40                     1.55


Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific owner or annuitant lives and no matter how long our entire group of annuitants live. If, as a group, owners or annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, owners or annuitants do not live as long as expected, we could profit from the mortality risk fee. We deduct the mortality risk fee from the subaccounts during the annuity payout period even if the annuity payout plan does not involve a life contingency.

Expense risk arises because we cannot increase the contract administrative charge for the Original Contract, we are limited on how much we can increase the contract administrative charge for the Current Contract, and we cannot increase the variable account administrative charge and these charges may not cover our expenses. We would have to make up any deficit from our general assets. We could profit from the expense risk fee if future expenses are less than expected.

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

- first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

- then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge will cover sales and distribution expenses.


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 40  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

SURRENDER CHARGE
If you surrender all or part of your contract value before the annuitization start date, we may deduct a surrender charge. As described below, a surrender charge applies to each purchase payment you make. For the Current Contract, the surrender charge lasts for 10 years, 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). For the Original Contract, the surrender charge lasts for 7 years or 5 years from our receipt of each purchase payment, depending on which surrender charge schedule you select when you purchase the contract (see "Expense Summary"). The surrender charge percentages that apply to you are shown in your contract.


If you are buying a new contract as an inherited IRA, please consider carefully your surrender charge selection. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.


You may surrender an amount during any contract year without a surrender charge. We call this amount the total free amount (FA for the Current Contract, TFA for the Original Contract). Throughout this prospectus when we use the acronym FA, it includes TFA. The FA varies depending on whether your contract includes one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider:

CURRENT CONTRACT WITHOUT SECURESOURCE STAGES NY RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary, less any prior surrenders taken in the current contract year; or

- current contract earnings.

During the first contract year, the FA is the greater of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA; or

- current contract earnings.

ORIGINAL CONTRACT WITHOUT SECURESOURCE RIDER, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER OR GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greater of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year; or

- current contract earnings.

CURRENT CONTRACT WITH SECURESOURCE STAGES NY RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

During the first contract year, the FA is the greatest of:

- 10% of all purchase payments applied prior to your surrender request, less any amounts surrendered prior to your surrender request that represent the FA;

- current contract earnings; or

- the Remaining Annual Lifetime Payment.

ORIGINAL CONTRACT WITH SECURESOURCE RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;

- current contract earnings; or

- the greater of the Remaining Benefit Payment or the Remaining Annual Lifetime Payment.

ORIGINAL CONTRACT WITH GUARANTOR WITHDRAWAL BENEFIT RIDER

The FA is the greatest of:

- 10% of the contract value on the prior contract anniversary(1), less any prior surrenders taken in the current contract year;


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  41

- current contract earnings; or

- the Remaining Benefit Payment.

(1) We consider your initial purchase payment and any purchase payment credit to be the prior contract anniversary's contract value during the first contract year.

Amounts surrendered in excess of the FA may be subject to a surrender charge as described below.

A surrender charge will apply if the amount you surrender includes any of your prior purchase payments that are still within their surrender charge schedule. To determine whether your surrender includes any of your prior purchase payments that are still within their surrender charge schedule, we surrender amounts from your contract in the following order:

1. First, we surrender the FA. Contract earnings are surrendered first, followed by purchase payments. We do not assess a surrender charge on the FA. We surrender payments that are considered part of the FA on a first-in, first-out (FIFO) basis for the Current Contract, and last-in, first-out (LIFO) basis for the Original Contract.

2. Next, we surrender purchase payments received that are beyond the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do not assess a surrender charge on these payments.

3. Finally, we surrender any additional purchase payments received that are still within the surrender charge period shown in your contract. We surrender these payments on a FIFO basis. We do assess a surrender charge on these payments.

The amount of purchase payments surrendered is calculated using a prorated formula based on the percentage of contract value being surrendered. As a result, the amount of purchase payments surrendered may be greater than the amount of contract value surrendered.

We determine your surrender charge by multiplying each of your payments surrendered which could be subject to a surrender charge by the applicable surrender charge percentage (see "Expense Summary"), and then adding the total surrender charges.

For a partial surrender, we will determine the amount of contract value that needs to be surrendered, which after any surrender charge, will equal the amount you request.

EXAMPLE: Each time you make a purchase payment under the contract, a surrender charge schedule attaches to that purchase payment. The surrender charge percentage for each purchase payment declines according to the surrender charge schedule shown in your contract. (THE SURRENDER CHARGE PERCENTAGES FOR THE 10-YEAR, 7-YEAR AND 5-YEAR SURRENDER CHARGE SCHEDULE ARE SHOWN IN A TABLE IN THE "EXPENSE SUMMARY".) For example, if you select the 7-Year surrender charge schedule, during the first two years after a purchase payment is made, the surrender charge percentage attached to that payment is 8%. The surrender charge percentage for that payment during the seventh year after it is made is 3%. At the beginning of the eighth year after that purchase payment is made, and thereafter, there is no longer a surrender charge as to that payment.

For an example, see Appendix A.

WAIVER OF SURRENDER CHARGES
We do not assess surrender charges for:

- surrenders each year that represent the total free amount for that year;


- required minimum distributions from a qualified annuity to the extent that they exceed the free amount. The amount on which surrender charges are waived can be no greater than the RMD amount calculated under your specific contract currently in force. Surrender charges for an inherited IRA are only waived for life time RMD amounts, not for a 5 year distribution.;


- amounts applied to an annuity payment plan (EXCEPTION: As described below, if you select annuity payout Plan E, and choose later to surrender the value of your remaining annuity payments, we will assess a surrender charge.)

- surrenders made as a result of one of the "Contingent events" described below to the extent permitted by state law (see your contract for additional conditions and restrictions). For the Current Contract, waiver of surrender charges for Contingent events will not apply to Tax Free Exchanges, rollovers and transfers to another annuity contract;

- amounts we refund to you during the free look period;* and

- death benefits.

* However, we will reverse certain purchase payment credits. (See "Appendix G -- Purchase Payment Credits for Eligible Contracts.")

CURRENT CONTRACT:
CONTINGENT EVENTS
- Surrenders you make if you are confined to a hospital or nursing home and have been for the prior 60 days or confinement began within 30 days following a 60 day confinement period. Such confinement must begin after the contract issue date. Your contract will include this provision when you are under age 76 at contract issue. You must provide us with a letter

--------------------------------------------------------------------------------
 42 RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS containing proof satisfactory to us of the confinement as of the date you request the surrender. We must receive your surrender request no later than 91 days after your release from the hospital or nursing home. The amount surrendered must be paid directly to you.

- Surrenders you make if you are disabled with a medical condition and are diagnosed in the second or later contract years with reasonable medical certainty, that the disability will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis, the expected date of death and the date the terminal illness was initially diagnosed. The amount surrendered must be paid directly to you.

ORIGINAL CONTRACT:
CONTINGENT EVENTS
- Surrenders you make if you or the annuitant are confined to a hospital or nursing home and have been for the prior 60 days. Your contract will include this provision when you and the annuitant are under age 76 at contract issue. You must provide proof satisfactory to us of the confinement as of the date you request the surrender.

- Surrenders you make if you or the annuitant are diagnosed in the second or later contract years as disabled with a medical condition that with reasonable medical certainty will result in death within 12 months or less from the date of the diagnosis. You must provide us with a licensed physician's statement containing the terminal illness diagnosis and the date the terminal illness was initially diagnosed.

BOTH CONTRACTS:
SURRENDER CHARGE UNDER ANNUITY PAYOUT PLAN E -- PAYOUTS FOR A SPECIFIC PERIOD:
If you are receiving variable annuity payments under this annuity payout plan, you can choose to take a surrender. The amount that you can surrender is the present value of any remaining variable payouts. The discount rate we use in the calculation will be 5.17% for the assumed investment return of 3.5% and 6.67% if the assumed investment return is 5.0%. The surrender charge equals the present value of the remaining payouts using the assumed investment return minus the present value of the remaining payouts using the discount rate. (See
"Charges -- Surrender Charge" and "The Annuity Payout Period -- Annuity Payout Plans.")

POSSIBLE GROUP REDUCTIONS: In some cases we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

FUND FEES AND EXPENSES
There are deductions from and expenses paid out of the assets of the funds that are described in the prospectuses for those funds. (See "Annual Operating Expenses of the Funds.")

OPTIONAL LIVING BENEFIT CHARGES -- CURRENTLY OFFERED

SECURESOURCE STAGES NY RIDER FEE
We deduct an annual charge for this optional feature only if you select it. If selected, we deduct an annual charge of 1.00 % for SecureSource Stages
NY -- Single Life rider or SecureSource Stages NY -- Single Life rider.

The charge is based on the greater of the benefit base (BB) or the anniversary contract value, but not more than the maximum BB of $10,000,000.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value

Once you elect the SecureSource Stages NY rider, you may not cancel it (except as described below), and the charge will continue to be deducted until the contract or rider is terminated, or until the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently the SecureSource Stages NY rider fee does not vary with the PN program investment options selected ; however, we reserve the right to vary the rider fee for each investment option. The SecureSource Stages NY -- Single Life and SecureSource Stages NY -- Joint Life rider fee will not exceed a maximum charge of 1.75%.

The following describes how your annual rider fee may increase:

- We may increase the annual rider fee at our discretion and on a nondiscriminatory basis. Your annual rider fee will increase if we declare an increase to the fee with written notice 30 days in advance except as described below. The new fee will be in effect on the date we declare in the written notice.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  43

  (A) You can decline this increase and therefore all future fee increases if we receive your written request prior to the date of the fee increase, in which case you permanently relinquish:

      (i) all future annual step-ups, and for the Joint Life rider, spousal continuation step-ups,

      (ii)  any ability to make additional purchase payments,

      (iii) any future rider credits, and the credit base (CB) will be permanently reset to zero,

      (iv) any increase to the lifetime payment percentage due to changing age bands on subsequent birthdays and rider anniversaries, and

      (v) the ability to change your investment option to one that is more aggressive than your current investment option. Any change to a less aggressive investment option will further limit the investment options available to the then current and less aggressive investment options.


  (B) You can terminate this rider if your annual rider fee after any increase is more than 0.25 percentage points higher that your fee before the increase and if we receive your written request to terminate the rider prior to the date of the fee increase.


- Your annual rider fee may increase if you elect to change to a more aggressive PN program investment option than your current investment option and if the new investment option has a higher current annual rider fee. The annual rider fees associated with the available investment option may change at our discretion, however these changes will not apply to this rider unless you change your current investment option to a more aggressive one. The new fee will be in effect on the valuation date we receive your written request to change your investment option. You cannot decline this type of fee increase. To avoid it, you must stay in the same investment option or move to a less aggressive one. Also, this type of fee increase does not allow you to terminate the rider.

If your rider fee increases, on the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The fee does not apply after the annuitization start date.

ACCUMULATION PROTECTOR BENEFIT RIDER FEE
We deduct an annual charge of 1.10%(1) of the greater of your contract value or the minimum contract accumulation value on your contract anniversary for this optional benefit only if you select it. We deduct the charge from the contract value on the contract anniversary. For contract applications signed on or after July 19, 2010, we prorate this charge among the variable subaccounts but not the fixed account in the same proportion as your interest in each bears to your total variable account contract value. For contract applications signed prior to July 19, 2010, we prorate this charge among, the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Accumulation Protector Benefit rider, you may not cancel it and the charge will continue to be deducted until the end of the waiting period. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge.

Currently, the Accumulation Protector Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The Accumulation Protector Benefit rider fee will not exceed a maximum of 1.75%.

We will not change the Accumulation Protector Benefit rider fee after the rider effective date unless:

(a) you choose the annual elective step up or elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(b) you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option.

If you choose the elective step up, the elective spousal continuation step up or change your PN program investment option or change from the model portfolio to an investment option after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.


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 44  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The charge does not apply after the annuitization start date.

(1) For contract applications signed prior to Jan. 26, 2009, the current charge is 0.55%. For contract applications signed between Jan. 26, 2009 and June 1, 2009, the current fee is 0.80%. For contract applications signed between May 3, 2010 and July 18, 2010, the current fee is 0.95%.

OPTIONAL LIVING BENEFIT CHARGES -- PREVIOUSLY OFFERED
SECURESOURCE RIDER FEE
We deduct an annual charge of 0.90%(1) based on the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. The rider charge is the same whether you select the SecureSource -- Single Life rider or the SecureSource -- Joint Life rider.

We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect a SecureSource rider, you may not cancel it and the charge will continue to be deducted until the contract or rider is terminated, or the contract value reduces to zero. If the contract or rider is terminated for any reason, we will deduct the charge from the proceeds payable, adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA reduces to zero but the contract value has not been depleted, you will continue to be charged.

Currently the SecureSource rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The SecureSource rider fee will not exceed a maximum fee of 2.00%(1).

We will not change the SecureSource rider fee after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the SecureSource rider fee will not change until the end of the waiting period. The fee will be based on the fee in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program model portfolio or investment option;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option or change from a model portfolio to an investment option after we have exercised our rights to increase the rider fee as described above, you will pay the charge that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after annuity payouts begin.

(1) For contracts applications signed prior to Jan. 26, 2009, the current charge for Single Life rider and for Joint Life rider is 0.65% and the maximum charge for Single Life rider and for Joint Life rider is 1.50%.

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER FEE
We deduct an annual charge of 0.65% of the greater of the contract anniversary value or the total Remaining Benefit Amount (RBA) for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the fixed account will be limited to
(1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit for Life rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, or the contract value reduces to zero. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the RBA goes to zero but the contract value has not been depleted, you will continue to be charged.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  45

Currently the Guarantor Withdrawal Benefit for Life rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The Guarantor Withdrawal Benefit for Life rider fee will not exceed a maximum fee of 1.50%.

We will not change the Guarantor Withdrawal Benefit for Life rider fee after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to exercise the annual elective step up before the end of the waiting period, the Guarantor Withdrawal Benefit for Life rider fee will not change until the end of the waiting period. The fee will be based on the fee in effect on the valuation date we received your last written request to exercise the elective annual step up or to elect to change your PN program model portfolio or investment option;

(b) you choose the elective spousal continuation step up after we have exercised our rights to increase the rider fee; or

(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option.

If you choose the elective step up, the elective spousal continuation step up, or change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider fee, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

GUARANTOR WITHDRAWAL BENEFIT RIDER FEE
THIS FEE INFORMATION APPLIES TO BOTH RIDER A AND RIDER B (SEE APPENDIX J).

We deduct an annual charge of 0.55% of contract value for this optional feature only if you select it. We deduct the charge from your contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion as your interest in each bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year.

Once you elect the Guarantor Withdrawal Benefit rider, you may not cancel it and the charge will continue to be deducted until the contract is terminated, the contract value reduces to zero or annuity payouts begin. If the contract is terminated for any reason or on the annuitization start date, we will deduct the charge from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the charge. If the Remaining Benefit Amount (RBA) goes to zero but the contract value has not been depleted, you will continue to be charged.

Currently the Guarantor Withdrawal Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option. The Guarantor Withdrawal Benefit rider fee will not exceed a maximum fee of 1.50%.

We will not change the Guarantor Withdrawal Benefit rider fee after the rider effective date unless:

(a) you choose the annual elective step up after we have exercised our rights to increase the rider fee. However, if you choose to step up before the third contract anniversary, the Guarantor Withdrawal Benefit rider fee will not change until the third contract anniversary. The fee will be based on the fee in effect on the valuation date we received your last written request to exercise the elective step up or to elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program);

(b) you choose the elective spousal continuation step up under Rider A after we have exercised our rights to increase the rider fee; or

(c) you elect to change your PN program investment option (or change from a model portfolio to an investment option under the PN program)after we have exercised our rights to increase the rider fee or vary the rider fee for each PN program model portfolio or investment option.

If you choose the annual or spousal continuation elective step up, the elective spousal continuation step up, or change your PN program investment option (or change from a model portfolio to an investment option under the PN program)after we have exercised our rights to increase the rider fee as described above, you will pay the fee that is in effect on the valuation date we receive your written request to step up or change your PN program model portfolio or investment option. On the next contract

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 46  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
anniversary, we will calculate an average rider charge, for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect.

The charge does not apply after the annuitization start date.

INCOME ASSURER BENEFIT RIDER FEE
We deduct a charge for this optional feature only if you select it. We determine the charge by multiplying the guaranteed income benefit base by the charge for the Income Assurer Benefit rider you select. There are three Income Assurer Benefit rider options available under your contract (see "Optional
Benefits -- Income Assurer Benefit Riders") and each has a different guaranteed income benefit base calculation. The charge for each Income Assurer Benefit is as follows:


                                                              MAXIMUM              CURRENT
Income Assurer Benefit - MAV                                    1.50%                0.30%

Income Assurer Benefit - 5% Accumulation Benefit Base           1.75                 0.60

Income Assurer Benefit - Greater of MAV or 5% Accumulation
Benefit Base                                                    2.00                 0.65


We deduct the charge from the contract value on your contract anniversary. We prorate this charge among the one-year fixed account and the subaccounts in the same proportion your interest in each account bears to your total contract value. However, any amount deducted from the one-year fixed account will be limited to (1) the amount of interest credited in excess of the guaranteed minimum interest rate; plus (2) any amounts allocated or transferred to the one-year fixed account in that contract year. If the contract is terminated for any reason or when annuity payouts begin, we will deduct the appropriate Income Assurer Benefit fee from the proceeds payable adjusted for the number of calendar days coverage was in place since we last deducted the fee.

Currently the Income Assurer Benefit rider fee does not vary with the PN program model portfolio or investment option selected; however, we reserve the right to increase this fee and/or vary the rider fee for each PN program model portfolio or investment option but not to exceed the maximum fees shown above. We cannot change the Income Assurer Benefit fee after the rider effective date, unless you change your PN program investment option (or change from a model portfolio to an investment option under the PN program) after we have exercised our rights to increase the fee and/or charge a separate fee for each PN program model portfolio or investment option. If you decide to change your PN program investment option (or change from a model portfolio to an investment option under the PN program)after we have exercised our rights to increase the fee, you will pay the fee that is in effect on the valuation date we receive your written request to change your PN program model portfolio or investment option. On the next contract anniversary, we will calculate an average rider charge for the preceding contract year only, that reflects the various different fees that were in effect that year, adjusted for the number of calendar days each fee was in effect. The waiting period for the rider will be restarted if you elect to change your PN program model portfolio or investment option to ones that cause the rider fee to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years (see "Optional Benefits -- Income Assurer Benefit Riders"). The charge does not apply after annuity payouts begin or the Income Assurer Benefit terminates.

VALUING YOUR INVESTMENT

We value your accounts as follows:

THE FIXED ACCOUNT
We value the amounts you allocate to the fixed account directly in dollars. The value of the fixed account equals:

- Current Contract: the sum of your purchase payments allocated to the regular fixed account and the Special DCA fixed account, and transfer amounts to the regular fixed account;

- Original Contract: the sum of your purchase payments and any purchase payment credits allocated to the one-year fixed account and the DCA fixed account, and transfer amounts to the one-year fixed account;

- plus interest credited;

- minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out;

- minus any prorated portion of the contract administrative charge; and

- minus the prorated portion of the charge for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  47

SUBACCOUNTS
We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts or we apply any purchase payment credits, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, we subtract a certain number of accumulation units from your contract each time you take a partial surrender; transfer amounts out of a subaccount; or we assess a contract administrative charge, a surrender charge, or fee for any optional riders with annual charges (if applicable).

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests. The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses.

Here is how we calculate accumulation unit values:

NUMBER OF UNITS: To calculate the number of accumulation units for a particular subaccount, we divide your investment by the current accumulation unit value.

ACCUMULATION UNIT VALUE: The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

WE DETERMINE THE NET INVESTMENT FACTOR BY:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

- dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS: Accumulation units may change in two ways -- in number and in value.

The number of accumulation units you own may fluctuate due to:

- additional purchase payments you allocate to the subaccounts;

- any purchase payment credits allocated to the subaccounts;

- transfers into or out of the subaccounts;

- partial surrenders;

- surrender charges;

and the deduction of a prorated portion of:

- the contract administrative charge; and

- the fee for any of the following optional benefits you have selected:

  - SecureSource series of riders;

  - Accumulation Protector Benefit rider;

  - Guarantor Withdrawal Benefit for Life rider;

  - Guarantor Withdrawal Benefit rider; or

  - Income Assurer Benefit rider.

Accumulation unit values will fluctuate due to:

- changes in fund net asset value;

- fund dividends distributed to the subaccounts;

- fund capital gains or losses;

- fund operating expenses; and

- mortality and expense risk fee and the variable account administrative charge.

MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING
Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, for the Original Contract, you might transfer a set amount monthly from a relatively conservative

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 48  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
subaccount to a more aggressive one, or to several others, or from the one-year fixed account to one or more subaccounts. You can also obtain the benefits of dollar-cost averaging by setting up an interest sweep strategy. Interest sweeps are a monthly transfer of the interest earned from the one-year fixed account into the subaccounts of your choice. If you participate in an interest sweep strategy the interest you earn on the one-year fixed account will be less than the annual interest rate we apply because there will be no compounding. For the Current Contract, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the regular fixed account to one or more subaccounts. The Current Contract allows you to set up regular automatic SIP payments to obtain the benefits of dollar-cost averaging, but does not allow an interest sweep strategy.

There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


                                                                                           NUMBER
By investing an equal number                                  AMOUNT     ACCUMULATION     OF UNITS
of dollars each month...                            MONTH    INVESTED     UNIT VALUE     PURCHASED

                                                     Jan       $100           $20           5.00

                                                     Feb        100            18           5.56

you automatically buy                                Mar        100            17           5.88

more units when the                    (ARROW)       Apr        100            15           6.67

per unit market price is low                         May        100            16           6.25

                                                     Jun        100            18           5.56

                                                     Jul        100            17           5.88

and fewer units                                      Aug        100            19           5.26

when the per unit                      (ARROW)       Sept       100            21           4.76

market price is high                                 Oct        100            20           5.00


You paid an average price of $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your investment professional.

Dollar-cost averaging as described in this section is not available when the PN program is in effect. However, subject to certain restrictions, dollar-cost averaging is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract). See the "Special DCA Fixed Account", "DCA Fixed Account" and "Portfolio Navigator Program" sections in this prospectus for details.

ASSET REBALANCING
You can ask us in writing to automatically rebalance the subaccount portion of your contract value either quarterly, semiannually, or annually. The period you select will start to run on the date we record your request. On the first valuation date of each of these periods, we automatically will rebalance your contract value so that the value in each subaccount matches your current subaccount percentage allocations. These percentage allocations must be in whole numbers. There is no charge for asset rebalancing. The contract value must be at least $2,000.

You can change your percentage allocations or your rebalancing period at any time by contacting us in writing. We will restart the rebalancing period you selected as of the date we record your change. You also can ask us in writing or by any other method acceptable to us, to stop rebalancing your contract value. You must allow 30 days for us to change any instructions that currently are in place. For more information on asset rebalancing, contact your investment professional.

Different rules apply to asset rebalancing under the PN program (see "Portfolio Navigator Program" and "Appendix H: Asset Allocation Program for Contracts with Applications Signed Before June 19, 2006").

As long as you are not participating in the PN program, asset rebalancing is available for use with the Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) (see "Special DCA Fixed Account" and "DCA

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  49

Fixed Account") only if your subaccount allocation for asset rebalancing is exactly the same as your subaccount allocation for transfers from the Special DCA fixed account and the DCA fixed account. If you change your subaccount allocations under the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, we will automatically change the subaccount allocations so they match. If you do not wish to have the subaccount allocation be the same for the asset rebalancing program and the Special DCA fixed account and the DCA fixed account, you must terminate the asset rebalancing program or the Special DCA fixed account and the DCA fixed account, as you may choose.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM)
THE FOLLOWING INFORMATION ABOUT THE PN PROGRAM APPLIES TO YOUR CONTRACT FOR ADDITIONAL INFORMATION ABOUT THE PN PROGRAM FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 10, 2010, ALSO SEE BELOW "PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 10, 2010."


The PN program is available for nonqualified annuities and for qualified annuities. The PN program currently allows you to allocate your contract value to one of five investment options, each of which is a fund of funds which has a particular investment objective and invests in underlying funds. The PN program also allows those who participated in the PN program and who exercised an "opt-out" right applicable through April 23, 2010 (to be in this group, you must have signed the application for your contract on or before April 23, 2010) to remain invested in a "static" PN program model portfolio (not subject to further updating or reallocation, as described under "Portfolio Navigator Program (PN program) for contracts with applications signed before May 10, 2010").


You are required to participate in the PN program if your contract includes optional living benefit riders. If your contract does not include one of these riders, you also may elect to participate in the PN program. You should review any PN program information, including the terms of the PN program, carefully. Your investment professional can provide you with additional information and can answer questions you may have on the PN program.


Each of the PN program fund of funds investment options has the investment objective of seeking a high level of total return consistent with a certain level of risk by investing in various underlying funds. Columbia Management Investment Advisers is the investment adviser of each of the PN program investment options. Morningstar Associates, LLC serves as an independent consultant to Columbia Management Investment Advisers to provide recommendations regarding portfolio construction and ongoing analysis of the PN program investment options. Columbia Management Investment Advisers or an affiliate will serve as investment adviser for all of the underlying funds in which the investment options invest. However, some of the underlying funds will be managed on a day-to-day basis directly by Columbia Management Investment Advisers and some will be managed by one or more affiliated or unaffiliated sub-advisers, subject to the oversight of Columbia Management Investment Advisers and the fund's board of trustees. The new funds of funds have objectives ranging from Conservative to Aggressive, and are managed within asset class allocation targets and with a broad multi-manager approach.


Below are the asset allocation weights (between equity and fixed income/cash underlying funds) for each of the funds of funds:

1. Variable Portfolio - Aggressive Portfolio: 80% Equity / 20% Fixed Income

2. Variable Portfolio - Moderately Aggressive Portfolio: 65% Equity / 35% Fixed Income

3. Variable Portfolio - Moderate Portfolio: 50% Equity / 50% Fixed Income

4. Variable Portfolio - Moderately Conservative Portfolio: 35% Equity / 65% Fixed Income

5. Variable Portfolio - Conservative Portfolio: 20% Equity / 80% Fixed Income

POTENTIAL CONFLICTS OF INTEREST. In identifying the universe of investment options and providing investment advisory services for the PN program investment options and certain of the funds underlying the investment options and model portfolios, Columbia Management Investment Advisers is, together with its affiliates, including us, subject to competing interests that may influence its decisions. These competing interests typically arise because Columbia Management Investment Advisers or one of its affiliates serves as the investment adviser to the underlying funds invested in by the investment options and to certain underlying funds to which assets are allocated under the model portfolios, because we or an affiliate of ours may provide other services in connection with such underling funds, and because the compensation we and our affiliates receive for providing these investment advisory and other services varies depending on the underlying fund. For additional information about the conflicts of interest which Columbia Management Investment Advisers and its affiliates are subject to in connection with a PN program investment option, see the prospectus for such investment option. For additional information about the conflicts of interest which Columbia Management Investment Advisers and its affiliates are subject to in connection with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts with applications signed before May 10, 2010."


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 50  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PARTICIPATING IN THE PN PROGRAM. If you choose or are required to participate in the PN program, you are responsible for determining which investment option is best for you or whether to remain in a model portfolio or investment option. Your investment professional can help you make this determination although his or her assistance is not offered in connection with an investment advisory agreement specific to the PN program. In addition, your investment professional may provide you with an investor questionnaire, a tool to help define your investing style which is based on factors such as your investment goals, your tolerance for risk and how long you intend to invest. Your responses to the investor questionnaire can help you determine which model portfolio or investment option most closely matches your investing style. While the scoring of the investor questionnaire is objective, there is no guarantee that your responses to the investor questionnaire accurately reflect your tolerance for risk. Similarly, there is no guarantee that the investment option (or the asset mix reflected in the model portfolio, if applicable) you select or selected after completing the investor questionnaire is appropriate to your ability to withstand investment risk. RiverSource Life of NY is not responsible for your decision to participate in the PN program, your selection of a specific investment option or model portfolio, if applicable, or your decision to change to a different investment option.


Currently, there are five PN program investment options, and five model portfolios, ranging from conservative to aggressive. You may not use more than one investment option or model portfolio at a time. Each investment option is a fund of funds. Each model portfolio consists of subaccounts according to the allocation percentages stated for the model portfolio. If you are participating in the PN program in a model portfolio, you also instruct us to automatically rebalance your contract value quarterly in order to maintain alignment with these allocation percentages.


If you initially allocate qualifying purchase payments to the DCA fixed account (Original Contract) or Special DCA fixed account (Current Contract), when available (see "The Special DCA Fixed Account" and "DCA Fixed Account"), and you are participating in the PN program, we will make monthly transfers in accordance with your instructions from the DCA fixed account or the Special DCA fixed account into the investment option or model portfolio you have chosen.


You may request a change to your investment option (or a transfer from your model portfolio to an investment option) up to twice per contract year by written request on an authorized form or by another method agreed to by us. If your contract includes an optional rider that requires participation in the PN program and you make such a change, we may charge you a higher fee for your rider. If your contract includes a SecureSource rider, we reserve the right to limit the number of changes if required to comply with the written instructions of a fund (see "Market Timing"). If your contract includes the GWB for Life rider or SecureSource rider, we reserve the right to limit the number of investment options from which you can select, subject to state restrictions.

We reserve the right to change the terms and conditions of the PN program upon written notice to you. This includes but is not limited to the right to:

- limit your choice of investment options based on the amount of your initial purchase payment we accept or when you take surrender;

- cancel required participation in the program after 30 days written notice;

- substitute a fund of funds for your model portfolio if permitted under applicable securities law; and

- discontinue the PN program. We will give you 30 days' written notice of any such change.

RISKS. Asset allocation through the PN program does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. By investment in a PN program investment option or in accordance with a model portfolio, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. For additional information about the risks of investing in a PN program investment option, see the prospectus for such investment option. For additional information about the risks of investing in accordance with a PN program model portfolio, see "Portfolio Navigator Program (PN program) for contracts with applications signed before May 10, 2010" below.

PN PROGRAM UNDER THE ACCUMULATION PROTECTOR BENEFIT RIDER, SECURESOURCE SERIES RIDERS, GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER, GUARANTOR WITHDRAWAL BENEFIT RIDER AND INCOME ASSURER BENEFIT RIDER

If you purchase the optional Accumulation Protector Benefit rider, SecureSource series rider, Guarantor Withdrawal Benefit for Life rider, Guarantor Withdrawal Benefit or Income Assurer Benefit rider, you are required to participate in the PN program (as it now exists or as we may modify it in the future) under the terms of each rider.

- ACCUMULATION PROTECTOR BENEFIT RIDER: You cannot terminate the Accumulation Protector Benefit rider. As long as the Accumulation Protector Benefit rider is in effect, your contract value must be invested in one of the investment options or model portfolios. For contracts with applications signed on or after Jan. 26, 2009, you cannot select the Aggressive investment option or model portfolio, or transfer to the Aggressive investment option while the rider is in effect. The Accumulation Benefit rider automatically ends at the end of the waiting period and you then have the option to cancel your participation in the PN program. At all other times, if you do not want to invest in any of the PN program investment

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  options or invest in accordance with any of the model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE ACCUMULATION PROTECTOR BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM UNTIL THE END OF THE WAITING PERIOD.


- SECURESOURCE SERIES RIDER OR GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER: The SecureSource series rider and the Guarantor Withdrawal Benefit for Life rider require that your contract value be invested in one of the investment options or model portfolios for the life of the rider. We reserve the right to limit the number of investment options or model portfolios from which you can select based on the dollar amount of purchase payments you make. There is no minimum number of investment options that must be offered in connection with the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider. Currently the limitation is five, each a fund of funds, from which you may select one. Because you cannot terminate the SecureSource series rider or the Guarantor Withdrawal Benefit for Life rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to invest in any of the PN program investment options or invest in accordance with any of the model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE SECURESOURCE SERIES RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM) FOR THE LIFE OF THE CONTRACT.


- GUARANTOR WITHDRAWAL BENEFIT RIDER: Because the Guarantor Withdrawal Benefit rider requires that your contract value be invested in one of the investment options or model portfolios for the life of the contract, and you cannot terminate the Guarantor Withdrawal Benefit rider once you have selected it, you must terminate your contract by requesting a full surrender if you do not want to participate in any of the investment options or model portfolios. Surrender charges and tax penalties may apply. THEREFORE, YOU SHOULD NOT SELECT THE GUARANTOR WITHDRAWAL BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM FOR THE LIFE OF THE CONTRACT.

- INCOME ASSURER BENEFIT RIDER: You can terminate the Income Assurer Benefit rider during a 30-day period after the first rider anniversary and at any time after the expiration of the waiting period. At all other times, if you do not want to participate in any of the investment options or model portfolios, you must terminate your contract by requesting a full surrender. Surrender charges and tax penalties may apply. As long as the Income Assurer Benefit rider is in effect, your contract value must be invested in one of the investment options or model portfolios. THEREFORE, YOU SHOULD NOT SELECT THE INCOME ASSURER BENEFIT RIDER IF YOU DO NOT INTEND TO CONTINUE PARTICIPATING IN THE PN PROGRAM DURING THE PERIOD OF TIME THE INCOME ASSURER BENEFIT RIDER IS IN EFFECT.

OPTIONAL PN PROGRAM

If you do not select the optional Accumulation Protector Benefit rider, optional SecureSource series rider, optional Guarantor Withdrawal Benefit for Life rider, optional Guarantor Withdrawal Benefit rider or optional Income Assurer Benefit rider with your contract, you may elect to participate in the PN program by adding the optional PN program to your contract. You can elect to participate in the PN program at any time, and you may transfer all or part of your assets from a PN program investment option or transfer your contract assets so that they are not invested in accordance with a model portfolio at any time. If you transfer contract assets so that they are no longer invested in accordance with a PN program model portfolio or investment option, automated rebalancing associated with the model portfolio or investment option will end.

PORTFOLIO NAVIGATOR PROGRAM (PN PROGRAM) FOR CONTRACTS WITH APPLICATIONS SIGNED BEFORE MAY 10, 2010

As of the Transfer Date (defined below), your contract assets invested in accordance with a model portfolio under the PN program will be transferred based on the recommendation of Columbia Management Investment Advisers, LLC ("Columbia Management Investment Advisers"), the investment adviser under the PN program, to a fund of funds investment option that corresponds to your model portfolio unless you informed us on or before April 23, 2010 that you did not want your assets so transferred (unless you "opt out"). The actual date of transfer to the fund of funds or the date upon which your opt out becomes effective (the "Transfer Date") will occur no earlier than May 7, 2010 and no later than June 30, 2010, and will depend on the contract you own and the month that you purchased your contract. If you opt out of the transfer, you will remain invested in accordance with the asset allocation currently specified for your model portfolio and you will not receive any further reallocation recommendations from Columbia Management Investment Advisers (although your assets will be rebalanced back to the current allocation quarterly). As of the Transfer Date, Columbia Management Investment Advisers will no longer review the model portfolios or make changes to them as part of the PN program, and the investment advisory agreement you have previously entered into with Columbia Management Investment Advisers will terminate.

If you have chosen to remain invested in a "static" PN program model portfolio, your assets will remain invested in accordance with your current model portfolio, and you will not be provided with any future updates to the model portfolio or reallocation recommendations. If you own a contract with a living benefit rider which requires you to participate in the PN program and have chosen to remain in a PN program model portfolio, you may in the future transfer the assets in your contract only to one of the new fund of funds investment options. If you begin taking income from your contract and have

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living benefit rider that requires a move to a certain model portfolio or investment option once you begin taking income, you will be transferred to a fund of funds that corresponds to that model portfolio.

Columbia Management Investment Advisers and its affiliates have committed to a two-year cap on PN program investment option expenses for contract owners with contract applications signed before May 10, 2010, as set forth in disclosure previously sent to such contract owners. Specifically, expense waivers and reimbursements will be applied to the PN program investment options and to the underlying funds so that total fees and expenses paid by investors in the PN program investment options will approximate the total fees and expenses of the underlying funds borne by participants in the corresponding PN program model portfolio, based on 2009 fiscal year end expenses. After two years these expense caps will no longer be in place and total expenses will likely be higher.

SERVICE PROVIDERS IN CONNECTION WITH THE PN PROGRAM MODEL PORTFOLIOS. Columbia Management Investment Advisers, an affiliate of ours, has served as non-discretionary investment adviser for PN program model portfolio participants solely in connection with the development of the model portfolios and periodic updates of the model portfolios. In this regard, Columbia Management Investment Advisers has entered into an investment advisory agreement with each contract owner participating in the PN program prior to the program changes described in this prospectus. In its role as investment adviser to the PN program, Columbia Management Investment Advisers relied upon the recommendations of a third party service provider. In developing and updating the model portfolios, Columbia Management Investment Advisers reviewed the recommendations, and the third party's rationale for the recommendations, with the third party service provider. Columbia Management Investment Advisers also conducted periodic due diligence and provided ongoing oversight with respect to the process utilized by the third party service provider. For more information on Columbia Management Investment Advisers's role as investment adviser for the PN program, please see the Portfolio Navigator Asset Allocation Program Investment Adviser Disclosure Document, which is based on Part II of Columbia Management Investment Advisers' Form ADV, the SEC investment adviser registration form. The Disclosure Document was delivered to contract owners enrolled in the PN program prior to May 10, 2010 at or before the time they enrolled.

The PN program model portfolios were designed and periodically updated for Columbia Management Investment Advisers by Morningstar Associates, LLC, a registered investment adviser and wholly-owned subsidiary of Morningstar, Inc.

The criteria used in developing and updating the model portfolios do not guarantee or predict future performance. Neither Morningstar Associates nor Columbia Management Investment Advisers, in connection with their respective roles, provided or provides any individualized investment advice to contract owners regarding the application of a particular model portfolio to his or her circumstances. Contract owners are solely responsible for determining whether any model portfolio is appropriate.

We identified to Morningstar Associates the universe of allocation options that could be included in the model portfolios (the universe of allocation options). Once we identified this universe of allocation options to Morningstar Associates, neither Columbia Management Investment Advisers, nor any of its affiliates, including us, dictated to Morningstar Associates the number of allocation options that should be included in a model portfolio, the percentage that any allocation option represents in a model portfolio, or whether a particular allocation option may be included in a model portfolio. However, as described below under "Potential conflict of interest", there are certain conflicts of interest associated with Columbia Management Investment Advisers and its affiliates' influence over the development and updating of the model portfolios.

POTENTIAL CONFLICT OF INTEREST. Although RiverSource Investment will no longer maintain the models portfolios on an ongoing basis, the asset allocations in the current model portfolios may have been affected by the following conflicts of interest.

In identifying the universe of allocation options for a model portfolio, we and our affiliates, including Columbia Management Investment Advisers, were subject to competing interests that may have influenced the allocation options we proposed. These competing interests involve compensation that Columbia Management Investment Advisers or its affiliates may receive as the investment adviser to certain underlying funds in the model portfolios as well as compensation we or an affiliate of ours may receive for providing services in connection with such underlying funds or their corresponding sub-accounts. These competing interests also involve compensation we or an affiliate of ours receive if certain funds that Columbia Management Investment Advisers does not advise were included as underlying funds in model portfolios. The inclusion of funds that pay compensation to Columbia Management Investment Advisers or an affiliate may have a positive or negative impact on performance.

As an affiliate of Columbia Management Investment Advisers, we had an incentive to identify the RiverSource Variable Series Trust funds for consideration as part of a model portfolio over unaffiliated funds. In addition, Columbia Management Investment Advisers, in its capacity as investment adviser to the RiverSource Variable Series Trust funds, monitors the performance of the RiverSource Variable Series Trust funds. In this role Columbia Management Investment Advisers may, from time to time, have recommended certain changes to the board of directors of the RiverSource Variable Series Trust funds. These changes may have included a change in portfolio management or fund strategy or the closure or merger of a RiverSource Variable Series Trust fund. Columbia Management Investment Advisers also may have believed that certain RiverSource Variable Series Trust funds would have benefited from additional assets or could have been harmed by

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

redemptions. All of these factors may have impacted Columbia Management Investment Advisers' view regarding the composition and allocation of a model portfolio.

Columbia Management Investment Advisers' role as investment adviser to the PN program in connection with the development and updating of the model portfolios, and our identification of the universe of allocation options to Morningstar Associates for consideration, may have influenced the allocation of assets to or away from allocation options that are affiliated with, or managed or advised by Columbia Management Investment Advisers or its affiliates.

We, Columbia Management Investment Advisers, or another affiliate of ours may receive higher compensation from certain unaffiliated funds that Columbia Management Investment Advisers does not advise or manage. (See "Expense
Summary -- Annual Operating Expenses of the Funds" and "The Variable Account and the Funds -- The Funds.") Therefore, we may have had an incentive to identify these unaffiliated funds to Morningstar Associates for inclusion in the model portfolios. In addition, we or an affiliate of ours may receive higher compensation from the one-year fixed account than from other allocation options. We therefore may have had an incentive to identify these allocation options to Morningstar Associates for inclusion in the model portfolios.

Some officers and employees of Columbia Management Investment Advisers are also officers or employees of us or our affiliates which may be involved in, and/or benefit from, your participation in the PN program. These officers and employees may had have an incentive to make recommendations, or take actions, that benefit one or more of the entities they represent, rather than participants in the PN program.

MODEL PORTFOLIO RISKS. Asset allocation through a PN program model portfolio does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall.

By spreading your contract value among various allocation options under the PN program, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will happen. Although each model portfolio is intended to optimize returns given various levels of risk tolerance, a model portfolio may not perform as intended. A model portfolio, the allocation options and market performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause the model portfolio to be ineffective or less effective in reducing volatility.

In the future, the model portfolios will not be updated periodically, and the investments and investment styles and policies of the current allocation options may change. Accordingly, your model portfolio may change so that it is no longer appropriate for your needs. Furthermore, the absence of periodic updating means that existing allocation options will not be replaced as may be appropriate due to poor performance, changes in management personnel, or other factors.

Investment performance of your contract value could be better or worse by participating in the PN program than if you had not participated. A model portfolio may perform better or worse than any single fund or allocation option or any other combination of funds or allocation options. The performance of a model portfolio depends on the performance of the component funds. In addition, the timing of your investment and automatic rebalancing may affect performance.

Quarterly rebalancing of the model portfolios can cause their component funds to incur transactional expenses to raise cash for money flowing out of the funds or to buy securities with money flowing into the funds. Moreover, a large outflow of money from the funds may increase the expenses attributable to the assets remaining in the funds. These expenses can adversely affect the performance of the relevant funds and of the model portfolios. In addition, when a particular fund needs to buy or sell securities due to quarterly rebalancing of a model portfolio, it may hold a large cash position. A large cash position could detract from the achievement of the fund's investment objective in a period of rising market prices; conversely, a large cash position would reduce the fund's magnitude of loss in the event of falling market prices and provide the fund with liquidity to make additional investments or to meet redemptions. (See also the description of competing interests in the section titled "Service Providers to the PN Program" above.) For additional information regarding the risks of investing in a particular fund, see that fund's prospectus.

TRANSFERRING AMONG ACCOUNTS
The transfer rights discussed in this section do not apply while the PN program is in effect.

For the Current Contract, you may transfer contract value from any one subaccount, the regular fixed account and the Special DCA fixed account to another subaccount before the annuitization start date. For the Original Contract, you may transfer contract value from any one subaccount, the one-year fixed account, or the DCA fixed account to another subaccount before the annuitization start date. Certain restrictions apply to transfers involving the regular fixed account (Current Contract) and the one-year fixed account (Original Contract). You may not transfer contract value to the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). You may not transfer contract value from the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract) except as part of automated monthly transfers.


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The date your request to transfer will be processed depends on when we receive it:

- If we receive your transfer request at our corporate office in good order before the close of business, we will process your transfer using the accumulation unit value we calculate on the valuation date we received your transfer request.

- If we receive your transfer request at our corporate office in good order at or after the close of business, we will process your transfer using the accumulation unit value we calculate on the next valuation date after we received your transfer request.

There is no charge for transfers. Before making a transfer, you should consider the risks involved in changing investments.

We may suspend or modify transfer privileges at any time.

For information on transfers after annuity payouts begin, see "Transfer policies" below.

TRANSFER POLICIES
CURRENT CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the regular fixed account at any time. However, if you made a transfer from the regular fixed account to the subaccounts, took a partial surrender from the fixed account or terminated automated transfers from the Special DCA fixed account, you may not make a transfer from any subaccount to the regular fixed account for six months following that transfer, partial surrender or termination.

- You may transfer contract values from the regular fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). Currently you may transfer the entire contract value to the regular fixed account. We reserve the right to limit transfers to the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract. Transfers out of the regular fixed account, including automated transfers, are limited to 30% of regular fixed account value at the beginning of the contract year(1) or $10,000, whichever is greater. We reserve the right to change the percentage allowed to be transferred from the regular fixed account at any time on a non-discriminatory basis with 30 days written notice if the interest rate we are then currently crediting to the regular fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the regular fixed account into the Special DCA fixed account. However, you may transfer contract values as automated monthly transfers from the Special DCA fixed account to the subaccounts or the PN program model portfolio or investment option in effect. (See "Special DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your Special DCA fixed account.

(1) All purchase payments received into the regular fixed account prior to your transfer request are considered your beginning of contract year value during the first contract year.

ORIGINAL CONTRACT:
- Before the annuitization start date, you may transfer contract values between the subaccounts, or from the subaccounts to the one-year fixed account at any time. However, if you made a transfer from the one-year fixed account to the subaccounts, you may not make a transfer from any subaccount back to the one-year fixed account for six months following that transfer.

- You may transfer contract values from the one-year fixed account to the subaccounts once a year on or within 30 days before or after the contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums). The amount of contract value transferred to the one-year fixed account cannot result in the value of the one-year fixed account being greater than 30% of the contract value. Transfers out of the one-year fixed account are limited to 30% of one-year fixed account values at the beginning of the contract year or $10,000, whichever is greater. We reserve the right to further limit transfers to or from the one-year fixed account if the interest rate we are then crediting on new purchase payments allocated to the one-year fixed account is equal to the minimum interest rate stated in the contract.

- You may not transfer contract values from the subaccounts or the one-year fixed account into the DCA fixed account. However, you may transfer contract values as automated monthly transfers from the DCA fixed account to any of the investment options available under your contract, subject to investment minimums and other restrictions we may impose on investments in the one-year fixed account, as described above. (See "DCA Fixed Account.")

- After the annuitization start date, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, we reserve the right to limit the number of

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  subaccounts in which you may invest. On the annuitization start date, you must transfer all contract value out of your DCA fixed account.

- We reserve the right to limit the number of transfers you may make in a contract year to 12.

MARKET TIMING
Market timing can reduce the value of your investment in the contract. If market timing causes the returns of an underlying fund to suffer, contract value you have allocated to a subaccount that invests in that underlying fund will be lower too. Market timing can cause you, any joint owner of the contract and your beneficiary(ies) under the contract a financial loss.

Funds available as investment options under the contract that invest in securities that trade in overseas securities markets may be at greater risk of loss from market timing, as market timers may seek to take advantage of changes in the values of securities between the close of overseas markets and the close of U.S. markets. Also, the risks of market timing may be greater for underlying funds that invest in securities such as small cap stocks, high yield bonds, or municipal securities, that may be traded infrequently.

WE SEEK TO PREVENT MARKET TIMING. MARKET TIMING IS FREQUENT OR SHORT-TERM TRADING ACTIVITY. WE DO NOT ACCOMMODATE SHORT-TERM TRADING ACTIVITIES. DO NOT BUY A CONTRACT IF YOU WISH TO USE SHORT-TERM TRADING STRATEGIES TO MANAGE YOUR INVESTMENT. THE MARKET TIMING POLICIES AND PROCEDURES DESCRIBED BELOW APPLY TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN THE CONTRACT. THE UNDERLYING FUNDS IN WHICH THE SUBACCOUNTS INVEST HAVE THEIR OWN MARKET TIMING POLICIES AND PROCEDURES. THE MARKET TIMING POLICIES OF THE UNDERLYING FUNDS MAY BE MORE RESTRICTIVE THAN THE MARKET TIMING POLICIES AND PROCEDURES WE APPLY TO TRANSFERS AMONG THE SUBACCOUNTS OF THE CONTRACT, AND MAY INCLUDE REDEMPTION FEES. WE RESERVE THE RIGHT TO MODIFY OUR MARKET TIMING POLICIES AND PROCEDURES AT ANY TIME WITHOUT PRIOR NOTICE TO YOU.

Market timing may hurt the performance of an underlying fund in which a subaccount invests in several ways, including but not necessarily limited to:

- diluting the value of an investment in an underlying fund in which a subaccount invests;

- increasing the transaction costs and expenses of an underlying fund in which a subaccount invests; and,

- preventing the investment adviser(s) of an underlying fund in which a subaccount invests from fully investing the assets of the fund in accordance with the fund's investment objectives.

IN ORDER TO HELP PROTECT YOU AND THE UNDERLYING FUNDS FROM THE POTENTIALLY HARMFUL EFFECTS OF MARKET TIMING ACTIVITY, WE APPLY THE FOLLOWING MARKET TIMING POLICY TO DISCOURAGE FREQUENT TRANSFERS OF CONTRACT VALUE AMONG THE SUBACCOUNTS OF THE VARIABLE ACCOUNT:

We try to distinguish market timing from transfers that we believe are not harmful, such as periodic rebalancing for purposes of an asset allocation, dollar-cost averaging and asset rebalancing program that may be described in this prospectus. There is no set number of transfers that constitutes market timing. Even one transfer in related accounts may be market timing. We seek to restrict the transfer privileges of a contract owner who makes more than three subaccount transfers in any 90 day period. We also reserve the right to refuse any transfer request, if, in our sole judgment, the dollar amount of the transfer request would adversely affect unit values.

If we determine, in our sole judgment, that your transfer activity constitutes market timing, we may modify, restrict or suspend your transfer privileges to the extent permitted by applicable law, which may vary based on the state law that applies to your contract and the terms of your contract. These restrictions or modifications may include, but not be limited to:

- requiring transfer requests to be submitted only by first-class U.S. mail;

- not accepting hand-delivered transfer requests or requests made by overnight mail;

- not accepting telephone or electronic transfer requests;

- requiring a minimum time period between each transfer;

- not accepting transfer requests of an agent acting under power of attorney;

- limiting the dollar amount that you may transfer at any one time;

- suspending the transfer privilege; or

- modifying instructions under an automated transfer program to exclude a restricted fund if you do not provide new instructions.

Subject to applicable state law and the terms of each contract, we will apply the policy described above to all contract owners uniformly in all cases. We will notify you in writing after we impose any modification, restriction or suspension of your transfer rights.

We cannot guarantee that we will be able to identify and restrict all market timing activity. Because we exercise discretion in applying the restrictions described above, we cannot guarantee that we will be able to restrict all market timing activity. In

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addition, state law and the terms of some contracts may prevent us from stopping certain market timing activity. Market timing activity that we are unable to identify and/or restrict may impact the performance of the underlying funds and may result in lower contract values.

IN ADDITION TO THE MARKET TIMING POLICY DESCRIBED ABOVE, WHICH APPLIES TO TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT, YOU SHOULD CAREFULLY REVIEW THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS. THE MARKET TIMING POLICIES AND PROCEDURES OF THE UNDERLYING FUNDS MAY BE MATERIALLY DIFFERENT THAN THOSE WE IMPOSE ON TRANSFERS AMONG THE SUBACCOUNTS WITHIN YOUR CONTRACT AND MAY INCLUDE MANDATORY REDEMPTION FEES AS WELL AS OTHER MEASURES TO DISCOURAGE FREQUENT TRANSFERS. AS AN INTERMEDIARY FOR THE UNDERLYING FUNDS, WE ARE REQUIRED TO ASSIST THEM IN APPLYING THEIR MARKET TIMING POLICIES AND PROCEDURES TO TRANSACTIONS INVOLVING THE PURCHASE AND EXCHANGE OF FUND SHARES. THIS ASSISTANCE MAY INCLUDE, BUT NOT BE LIMITED TO, PROVIDING THE UNDERLYING FUND UPON REQUEST WITH YOUR SOCIAL SECURITY NUMBER, TAXPAYER IDENTIFICATION NUMBER OR OTHER UNITED STATES GOVERNMENT-ISSUED IDENTIFIER, AND THE DETAILS OF YOUR CONTRACT TRANSACTIONS INVOLVING THE UNDERLYING FUND. AN UNDERLYING FUND, IN ITS SOLE DISCRETION, MAY INSTRUCT US AT ANY TIME TO PROHIBIT YOU FROM MAKING FURTHER TRANSFERS OF CONTRACT VALUE TO OR FROM THE UNDERLYING FUND, AND WE MUST FOLLOW THIS INSTRUCTION. WE RESERVE THE RIGHT TO ADMINISTER AND COLLECT ON BEHALF OF AN UNDERLYING FUND ANY REDEMPTION FEE IMPOSED BY AN UNDERLYING FUND. MARKET TIMING POLICIES AND PROCEDURES ADOPTED BY UNDERLYING FUNDS MAY AFFECT YOUR INVESTMENT IN THE CONTRACT IN SEVERAL WAYS, INCLUDING BUT NOT LIMITED TO:

- Each fund may restrict or refuse trading activity that the fund determines, in its sole discretion, represents market timing.

- Even if we determine that your transfer activity does not constitute market timing under the market timing policies described above which we apply to transfers you make under the contract, it is possible that the underlying fund's market timing policies and procedures, including instructions we receive from a fund may require us to reject your transfer request. For example, while we disregard transfers permitted under any asset allocation, dollar-cost averaging and asset rebalancing programs that may be described in this prospectus, we cannot guarantee that an underlying fund's market timing policies and procedures will do so. Orders we place to purchase fund shares for the variable account are subject to acceptance by the fund. We reserve the right to reject without prior notice to you any transfer request if the fund does not accept our order.

- Each underlying fund is responsible for its own market timing policies, and we cannot guarantee that we will be able to implement specific market timing policies and procedures that a fund has adopted. As a result, a fund's returns might be adversely affected, and a fund might terminate our right to offer its shares through the variable account.

- Funds that are available as investment options under the contract may also be offered to other intermediaries who are eligible to purchase and hold shares of the fund, including without limitation, separate accounts of other insurance companies and certain retirement plans. Even if we are able to implement a fund's market timing policies, we cannot guarantee that other intermediaries purchasing that same fund's shares will do so, and the returns of that fund could be adversely affected as a result.

FOR MORE INFORMATION ABOUT THE MARKET TIMING POLICIES AND PROCEDURES OF AN UNDERLYING FUND, THE RISKS THAT MARKET TIMING POSE TO THAT FUND, AND TO DETERMINE WHETHER AN UNDERLYING FUND HAS ADOPTED A REDEMPTION FEE, SEE THAT FUND'S PROSPECTUS.

HOW TO REQUEST A TRANSFER OR SURRENDER

 1 BY LETTER

Send your name, contract number, Social Security Number or Taxpayer Identification Number* and signed request for a transfer or withdrawal to our corporate office:

REGULAR MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555

EXPRESS MAIL:

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
Albany, NY 12203

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire account balance

ORIGINAL CONTRACT:


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  57

MINIMUM AMOUNT
Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT
Transfers or surrenders:  Contract value or entire account balance

   * Failure to provide a Social Security Number or Taxpayer Identification Number may result in mandatory tax withholding on the taxable portion of the distribution.

 2 BY AUTOMATED TRANSFERS AND AUTOMATED PARTIAL SURRENDERS

Your investment professional can help you set up automated transfers among your subaccounts, regular fixed account (Current Contract) or one-year fixed account (Original Contract) or automated partial surrenders from the regular fixed account (Current Contract), one-year fixed account (Original Contract), Special DCA fixed account (Current Contract), DCA fixed account (Original Contract) or the subaccounts.

You can start or stop this service by written request or other method acceptable to us.

You must allow 30 days for us to change any instructions that are currently in place.

- Automated transfers from the one-year fixed account (Original Contract only), to any one of the subaccounts may not exceed an amount that, if continued, would deplete the one-year fixed account, within 12 months.

- Automated transfers from the regular fixed account (Current Contract only) are limited to 30% of the regular fixed account values at the beginning of the contract year or $10,000, whichever is greater.

- Automated surrenders may be restricted by applicable law under some contracts.

- You may not make additional purchase payments if automated partial surrenders are in effect.

- If the PN program is in effect, you are not allowed to set up an automated transfer except in connection with a Special DCA fixed account (Current Contract) or a DCA fixed account (Original Contract) (see "Special DCA Fixed Account", "Fixed Account -- DCA Fixed Account" and "Making the Most of Your Contract -- Portfolio Navigator Program").

- Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

- If you have one of the SecureSource series of riders, Guarantor Withdrawal Benefit for Life rider, or Guarantor Withdrawal Benefit rider you may set up automated partial withdrawals up to the benefit amount available for withdrawal under the rider.

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $50

ORIGINAL CONTRACT:

Transfers or surrenders:  $100 monthly

                          $250 quarterly, semiannually or annually

 3 BY PHONE

Call:
(800) 504-0469

MINIMUM AMOUNT

CURRENT CONTRACT:

Transfers or surrenders:  $250 or entire account balance

ORIGINAL CONTRACT:

Transfers or surrenders:  $500 or entire account balance

MAXIMUM AMOUNT

CURRENT CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $100,000

ORIGINAL CONTRACT:

Transfers:                Contract value or entire account balance
Surrenders:                $25,000


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 58  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers and surrenders are automatically available. You may request that telephone transfers and surrenders not be authorized from your account by writing to us.

SURRENDERS

You may surrender all or part of your contract at any time before the annuitization start date by sending us a written request or calling us. If we receive your surrender request in good order at our corporate office before the close of business, we will process your surrender using the accumulation unit value we calculate on the valuation date we received your surrender request. If we receive your surrender request at our corporate office at or after the close of business, we will process your surrender using the accumulation unit value we calculate on the next valuation date after we received your surrender request. We may ask you to return the contract. You may have to pay a contract administrative charge, surrender charges or any applicable optional rider charges (see "Charges"), IRS taxes and penalties (see "Taxes"). You cannot take surrenders after the annuitization start date except under Variable Annuity Payout Plan E. (See "The Annuity Payout Period -- Annuity Payout Plans.")


Any partial surrenders you take under the contract will reduce your contract value. As a result, the value of your death benefit or any optional benefits you have elected will also be reduced. If you have elected one of the SecureSource series of riders, the Guarantor Withdrawal Benefit for Life rider or the Guarantor Withdrawal Benefit rider and your partial surrender in any contract year exceed the permitted surrender amount under the terms of the rider, your benefits under the rider will be reduced (see "Optional Benefits"). Any partial surrender request that exceeds the amount allowed under the rider(s) and impacts the guarantees provided, will not be considered in good order until we receive a signed Benefit Impact Acknowledgement form showing the projected effect of the surrender on the rider benefits or a verbal acknowledgement that you understand and accept the impacts that have been explained to you.


In addition, surrenders you are required to take to satisfy RMDs under the Code may reduce the value of certain death benefits and optional benefits (see "Taxes -- Qualified Annuities -- Required Minimum Distributions").

SURRENDER POLICIES
CURRENT CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the Special DCA fixed account and/or the regular fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise(1). The minimum contract value after a partial surrender is $500.

ORIGINAL CONTRACT:
If you have a balance in more than one account and you request a partial surrender, we will automatically surrender from all your subaccounts, the DCA fixed account, and/or the one-year fixed account in the same proportion as your value in each account correlates to your total contract value, unless requested otherwise.(1)After executing a partial surrender, the value in each subaccount and one-year fixed account must be either zero or at least $50.

(1) If you elected one of the SecureSource series of riders, you do not have the option to request from which account to surrender.

RECEIVING PAYMENT
By regular or express mail:

- payable to you;

- mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

Normally, we will send the payment within seven days after receiving your request in good order. However, we may postpone the payment if:

  - the surrender amount includes a purchase payment check that has not cleared;

  - the NYSE is closed, except for normal holiday and weekend closings;

  - trading on the NYSE is restricted, according to SEC rules;


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  59

  - an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

  - the SEC permits us to delay payment for the protection of security holders.

TSA -- SPECIAL PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES
If the contract is intended to be used in connection with an employer sponsored 403(b) plan, additional rules relating to this contract can be found in the annuity endorsement for tax sheltered 403(b) annuities. Unless we have made special arrangements with your employer, the contract is not intended for use in connection with an employer sponsored 403(b) plan that is subject to the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). In the event that the employer either by affirmative election or inadvertent action causes contributions under a plan that is subject to ERISA to be made to this contract, we will not be responsible for any obligations and requirements under ERISA and the regulations thereunder, unless we have prior written agreement with the employer. You should consult with your employer to determine whether your 403(b) plan is subject to ERISA.

In the event we have a written agreement with your employer to administer the plan pursuant to ERISA, special rules apply as set forth in the TSA endorsement.

The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

The Code imposes certain restrictions on your right to receive early distributions from a TSA:

- Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

  - you are at least age 59 1/2;

  - you are disabled as defined in the Code;

  - you severed employment with the employer who purchased the contract;

  - the distribution is because of your death;

  - the distribution is due to plan termination; or

  - you are a military reservist.

- If you encounter a financial hardship (as provided by the Code), you may be eligible to receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

- Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes")

- The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

CHANGING THE ANNUITANT

For the Current Contract, if you have a nonqualified annuity and are a natural person (excluding a revocable trust), you may change the annuitant or contingent annuitant if the request is made prior to the annuitization start date and while the existing annuitant or contingent annuitant is living. The change will become binding on us when we receive it. If you and the annuitant are not the same person and the annuitant dies before the annuitization start date, the owner becomes the annuitant unless a contingent annuitant has been previously selected. You may not change the annuitant if you have a qualified annuity or there is non-natural or revocable trust ownership.

For the Original Contract, annuitant changes are not allowed.

CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our corporate office. We will honor any change of ownership request received in good order that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.


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 60  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of the contract may be transferred to the annuitant.

Please consider carefully whether or not you wish to change ownership of your annuity contract. If you elected any optional contract features or riders and any owner was not an owner before the change, all owners (including any prior owner who is still an owner after the ownership change) (along with the annuitant for the Original Contract) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract.

If you have an Income Assurer Benefit rider, the rider will terminate upon transfer of ownership of the annuity contract.

For the Current Contract, the death benefit may change due to a change of ownership. If any owner is older than age 85 immediately following the ownership change, the MAV Death Benefit will terminate, the ROPP Death Benefit will be unavailable, and the Contract Value Death Benefit will apply. If any owner is older than age 79 but all owners are younger than age 86, the MAV Death Benefit will terminate and the ROPP Death Benefit will apply. If all owners are age 79 or younger, the ROPP Death Benefit, MAV Death Benefit will continue. The ROPP Death Benefit and MAV Death Benefit values may be reset (see "Benefits in the Case of Death"). If the death benefit that applies to your contract changes due to an ownership change, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

The SecureSource - Joint Life rider, if selected, only allows transfer of the ownership of the annuity contract between covered spouses or their revocable trust(s); no other ownership changes are allowed while this rider is in force. The Accumulation Protector Benefit, the SecureSource - Single Life, the Guarantor Withdrawal Benefit for Life and the Guarantor Withdrawal Benefit riders will continue upon transfer of ownership of the annuity contract and the values may be reset.

For the SecureSource Stages NY - Single Life rider, the rider will terminate if there is a change of ownership unless (1) the new owner assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change. (See "Optional Benefits.")

The SecureSource Stages NY - Joint Life rider, the rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust.).

If we waive our right to terminate the rider for any types of assignments or change of ownership other than as specified above, you will be notified in writing, signed by an officer of the company.

BENEFITS IN CASE OF DEATH

CURRENT CONTRACT:
(applications signed on or after July 19, 2010)

We will pay the death benefit to your beneficiary upon your death. If a contract has more than one person as the owner, we will pay the benefits upon the first to die of any owner. The basic death benefit available under your contract at contract issue is the ROPP Death Benefit. In addition to the ROPP Death Benefit, we also offer the MAV Death Benefit at contract issue.

If you are age 79 or younger at contract issue, you can elect the optional MAV death benefit. If you are age 80 or older at contract issue, the ROPP Death Benefit will apply.

Once you elect a death benefit, you cannot change it; however the death benefit that applies to your contract may change due to an ownership change (see "Changing Ownership") or continuation of the contract by the spouse under the spousal continuation provision.

We show the death benefit that applies to your contract at issue on your contract's data page. The death benefit determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage in effect on the date of your death.

HERE ARE SOME TERMS THAT ARE USED TO DESCRIBE THE DEATH BENEFITS:


                                                                              PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROPP AND MAV DEATH BENEFITS)  =  ---------
                                                                                 CV




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  61

  PS = the amount by which the contract value is reduced as a result of the partial surrender.

  DB = the applicable ROPP value or MAV on the date of (but prior to) the partial surrender

  CV = contract value on the date of (but prior to) the partial surrender.

COVERED LIFE CHANGE: is either continuation of the contract by a spouse under the spousal continuation provision, or an ownership change where any owner after the ownership change was not an owner prior to the change.

CONTRACT VALUE DEATH BENEFIT (CV DEATH BENEFIT): is the death benefit available if any owner after an ownership change or spouse who continues the contract under the spousal continuation provision is over age 85 and therefore cannot qualify for the ROPP death benefit. Under this benefit, we will pay the beneficiary the contract value after any rider charges have been deducted.

ROPP VALUE: is the total purchase payments on the contract issue date. Additional purchase payments will be added to the ROPP value. Adjusted partial surrenders will be subtracted from the ROPP value.

RETURN OF PURCHASE PAYMENTS (ROPP) DEATH BENEFIT

The ROPP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you die before the annuitization start date and while this contract is in force, the death benefit will be the greatest of:

1. the contract value after any rider charges have been deducted, or

2. the ROPP Value.


After a covered life change for a spouse who continues the contract and is age 85 or younger, we reset the ROPP value to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid. If the spouse who continues the contract is age 86 or older, the ROPP Death Benefit will not be available and the CV death benefit will apply.


After a covered life change other than for the spouse who continues the contract, if the prior owner and all current owners are eligible for the ROPP death benefit we reset the ROPP value on the valuation date we receive your request for the ownership change to the contract value after any rider charges have been deducted, if the contract value is less.

If the prior owner was not eligible for the ROPP but all current owners are eligible, we reset the ROPP value to the contract value after any rider charges have been deducted on the valuation date we receive your request for the ownership change.

IF YOU ARE AGE 79 OR YOUNGER AT CONTRACT ISSUE, YOU MAY SELECT THE DEATH BENEFIT DESCRIBED BELOW AT THE TIME YOU PURCHASE YOUR CONTRACT. THE DEATH BENEFITS DOES NOT PROVIDE ANY ADDITIONAL BENEFIT BEFORE THE FIRST CONTRACT ANNIVERSARY AND MAY NOT BE APPROPRIATE FOR CERTAIN OLDER ISSUE AGES BECAUSE THE BENEFIT VALUES MAY BE LIMITED AFTER AGE 80. BE SURE TO DISCUSS WITH YOUR INVESTMENT PROFESSIONAL WHETHER OR NOT THIS DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these values:

1. contract value after any rider charges have been deducted;

2. the ROPP value as described above; or

3. the MAV.

The MAV equals the ROPP value prior to the first contract anniversary. Every contract anniversary prior to the earlier of your 81st birthday or your death, we compare the MAV to the current contract value and we reset the MAV to the higher amount. The MAV is increased by any additional purchase payments and reduced by adjusted partial surrenders.

After a covered life change for a spouse who is age 79 or younger and continues the contract, we reset the MAV to the contract value on the date of the continuation after any rider charges have been deducted and after any increase to the contract value due to the death benefit that would otherwise have been paid.

After a covered life change other than for a spouse who continues the contract, if all owners are under age 80, we reset the MAV on the valuation date we receive your request for the ownership change to the lesser of these two values:

(a) the contract value after any rider charges have been deducted, or

(b) the MAV on that date, but prior to the reset.


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 62  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

If your spouse chooses to continue the contract under the spousal continuation provision, the death benefit available for the spouse's beneficiaries depends on the spouse's age. If your spouse was age 79 or younger when the contract was continued, he or she will continue to be eligible for the MAV. If your spouse is over age 79 but younger than age 86 when the contract was continued, the MAV death benefit will terminate and the ROPP death benefit will apply. If your spouse is age 86 or older when the contract was continued, the MAV death benefit will terminate and the CV death benefit will apply.


ORIGINAL CONTRACT:
(applications signed prior to July 19 , 2010)

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner or annuitant, we will pay the benefits upon the first to die of any owner or the annuitant. The basic death benefit available under your contract at contract issue is the ROP Death Benefit. In addition to the ROP Death Benefit, we also offer the MAV Death Benefit at contract issue.

If both you and the annuitant are age 79 or younger at contract issue, you can elect any one of the above death benefits. If either you or the annuitant are age 80 or older at contract issue, the ROP Death Benefit will apply. Once you elect a death benefit, you cannot change it. We show the death benefit that applies in your contract on your contract's data page. The death benefit you select determines the mortality and expense risk fee that is assessed against the subaccounts. (See "Charges -- Mortality and Expense Risk Fee.")

We will base the benefit paid on the death benefit coverage you chose when you purchased the contract.

HERE ARE SOME TERMS USED TO DESCRIBE THE DEATH BENEFITS:

                                                                             PS X DB
ADJUSTED PARTIAL SURRENDERS (CALCULATED FOR ROP AND MAV DEATH BENEFITS)  =  ---------
                                                                                CV



PS    =   the amount by which the contract value is reduced as a result of the partial surrender.
DB    =   the applicable ROP value or MAV on the date of (but prior to) the partial surrender.
CV    =   contract value on the date of (but prior to) the partial surrender.



RETURN OF PURCHASE PAYMENTS (ROP) DEATH BENEFIT

The ROP Death Benefit is the basic death benefit on the contract that will pay your beneficiaries no less than your purchase payments, adjusted for surrenders. If you or the annuitant die before the annuitization start date and while this contract is in force, the death benefit will be the greater of these two values, minus any applicable rider charges:

1. contract value; or

2. total purchase payments applied to the contract minus adjusted partial surrenders.

The ROP Death Benefit will apply unless you select the alternative death benefit described immediately below.

MAXIMUM ANNIVERSARY VALUE (MAV) DEATH BENEFIT

The MAV Death Benefit provides that if you or the annuitant die while the contract is in force and before the annuitization start date, the death benefit will be the greatest of these three values, minus any applicable rider charges:

1. contract value;

2. total purchase payments applied to the contract minus adjusted partial surrenders; or

3. the MAV on the date of death.

MAXIMUM ANNIVERSARY VALUE (MAV): is zero prior to the first contract anniversary. On the first contract anniversary, we set the MAV as the greater of these two values:

(a) current contract value; or

(b) total purchase payments applied to the contract minus adjusted partial surrenders.

Thereafter, we increase the MAV by any additional purchase payments and reduce the MAV by adjusted partial surrenders. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF YOU DIE BEFORE THE ANNUITIZATION START DATE
When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value using the accumulation unit value we calculate on that valuation date. We pay interest,

--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS 63 if any, at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled.

NONQUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (see "Optional Living Benefits," "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee").

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

FOR THE ORIGINAL CONTRACT:
If your spouse is sole beneficiary and you die before the annuitization start date, your spouse may keep the contract as owner with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to continue the contract as owner.

There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Living Benefits" and "Optional Death Benefits".)

If your beneficiary is not your spouse, or your spouse does not elect spousal continuation, we will pay the beneficiary in a single sum unless you give us other written instructions. Generally, we must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

- the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

- payouts begin no later than one year after your death, or other date as permitted by the IRS; and

- the payout period does not extend beyond the beneficiary's life or life expectancy.

QUALIFIED ANNUITIES
FOR THE CURRENT CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own, so long as he or she is eligible to do so, or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset (see "Optional Living Benefits", "Optional Death Benefits" and "Benefits in the Case of Death"). If the death benefit applicable to the contract changes due to spousal continuation, the mortality and expense risk fee may change as well (see "Charges -- Mortality and Expense Risk Fee"). If your spouse is the sole beneficiary and elects to treat the contract his/her own as an inherited IRA, the SecureSource Stages NY rider will terminate.


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 64  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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  If you purchased this contract as an inherited IRA and your spouse is the sole beneficiary, he or she can elect to continue this contract as an inherited
  IRA. Your spouse must follow the schedule of minimum surrenders established based on your life expectancy.

  If you purchased this contract as an inherited IRA and your spouse is not the sole beneficiary, he or she can elect an alternative payment plan for their share of the death benefit and all optional death benefits and living benefits will terminate. Your spouse must follow the schedule of minimum withdrawals established based on your life expectancy.

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.


If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.


In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

FOR THE ORIGINAL CONTRACT:
- SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if your spouse is the sole beneficiary, your spouse may either elect to treat the contract as his/her own or elect an annuity payout plan or another plan agreed to by us. If your spouse elects a payout option, the payouts must begin no later than the year in which you would have reached age 70 1/2. If you attained age 70 1/2 at the time of death, payouts must begin no later than Dec. 31 of the year following the year of your death.

  Your spouse may elect to assume ownership of the contract with the contract value equal to the death benefit that would otherwise have been paid. To do this your spouse must, on the date our death claim requirements are fulfilled, give us written instructions to keep the contract in force. There will be no surrender charges on the contract from that point forward unless additional purchase payments are made. If you elected any optional contract features or riders, your spouse and the new annuitant (if applicable) will be subject to all limitations and/or restrictions of those features or riders just as if they were purchasing a new contract and the values may be reset. (See "Optional Benefits" and "Optional Death Benefits".)

- NON-SPOUSE BENEFICIARY: If you have not elected an annuity payout plan, and if death occurs prior to the year you would have attained age 70 1/2, the beneficiary may elect to receive payouts from the contract over a five year period. If your beneficiary does not elect a five year payout or if your death occurs after attaining age 70 1/2, we will pay the beneficiary in a single sum unless the beneficiary elects to receive payouts under any payout plan available under this contract if:

  - the beneficiary asks us in writing within 60 days after our death claim requirements are fulfilled; and

  - payouts begin no later than one year following the year of your death; and

  - the payout period does not extend beyond the beneficiary's life or life expectancy.

If a beneficiary elects an alternative payment plan which is an inherited IRA, all optional death benefits and living benefits will terminate. The beneficiary must submit the applicable investment options form or the Portfolio Navigator program enrollment form. No additional purchase payments will be accepted. The death benefit payable on the death of the non-spouse beneficiary is the contract value after any rider charges have been deducted.

In the event of your beneficiary's death, their beneficiary can elect to take a lump sum payment or to continue the alternative payment plan following the schedule of minimum withdrawals established based on the life expectancy of your beneficiary

- ANNUITY PAYOUT PLAN: If you elect an annuity payout plan which guarantees payouts to a beneficiary after death, the payouts to your beneficiary will continue pursuant to the annuity payout plan you elect.

OPTIONAL BENEFITS

The assets held in our general account support the guarantees under your contract, including optional death benefits and optional living benefits. To the extent that we are required to pay you amounts in addition to your contract value under these

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  65

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benefits, such amounts will come from our general account assets. You should be aware that our general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate, option, liquidity and credit risk. You should also be aware that we issue other types of insurance and financial products as well, and we also pay out obligations under these products from assets in our general account. Our general account is not segregated or insulated from the claims of our creditors. The financial statements contained in the SAI include a further discussion of the risks inherent within the investments of the general account.

OPTIONAL LIVING BENEFITS -- CURRENTLY OFFERED
SECURESOURCE STAGES NY RIDERS

This is an optional benefit that you can add to your contract for an additional charge. The benefit is intended to provide to you, after the lifetime benefit is established, a specified withdrawal amount annually for life, even if your contract value is zero, subject to the terms and provisions described in this section. This benefit offers a credit feature to help in low or poor performing markets and a step up feature to lock in contract anniversary gains. The SecureSource Stages NY rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw income over your lifetime.

Your benefits under the rider can be reduced if any of the following occurs:

- If you withdraw more than the allowed withdrawal amount in a contract year, or you take withdrawals before the lifetime benefit is available;

- If you take a withdrawal and later choose to allocate your contract value to a fund of funds that is more aggressive than the target fund.

The SecureSource Stages NY rider guarantees that, regardless of investment performance, you may take withdrawals up to the lifetime benefit amount each contract year after the lifetime benefit is established. Your age at the time of the first withdrawal will determine the age band for as long as benefits are payable except as described in the lifetime payment percentage provision.

As long as your total withdrawals during the current year do not exceed the lifetime benefit amount, you will not be assessed a surrender charge. If you withdraw a larger amount, the excess amount will be assessed any applicable surrender charges and benefits will be reduced in accordance with excess withdrawal processing. At any time, you may withdraw any amount up to your entire surrender value, subject to excess withdrawal processing under the rider.

Subject to conditions and limitations, the rider also guarantees that you or your beneficiary will get back purchase payments you have made, increased by annual step-ups, through withdrawals over time.

Subject to conditions and limitations, the lifetime benefit amount can be increased if a rider credit is available or your contract value has increased on a rider anniversary. The principal back guarantee can also be increased if your contract value has increased on a rider anniversary.

AVAILABILITY
There are two optional SecureSource Stages NY riders available under your contract:

- SecureSource Stages NY -- Single Life

- SecureSource Stages NY -- Joint Life

The information in this section applies to both SecureSource Stages NY riders, unless otherwise noted.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource Stages NY - Single Life rider covers one person. The SecureSource Stages NY - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource Stages NY - Single Life rider or the SecureSource Stages NY - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource Stages NY rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you are 85 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 85 or younger on the date the contract is issued.

The SecureSource Stages NY riders are not available under an inherited qualified annuity.

The SecureSource Stages NY rider guarantees that, regardless of the investment performance of your contract, you will be able to withdraw up to a certain amount each year from the contract before the annuitization start date until:

- SINGLE LIFE: death (see "At Death" heading below).


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 66  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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- JOINT LIFE: the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below).

KEY TERMS
The key terms associated with the SecureSource Stages NY rider are:

AGE BANDS: Each age band is associated with a lifetime payment percentage. The covered person (JOINT LIFE: the younger covered spouse) must be at least the youngest age shown in the first age band for the annual lifetime payment to be established. After the annual lifetime payment is established, in addition to your age, other factors determine when you move to a higher age band.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: the younger covered spouse) has reached the youngest age in the first age band.

ANNUAL STEP-UP: an increase in the benefit base or the principal back guarantee and a possible increase in the lifetime payment percentage that is available each rider anniversary if your contract value increases, subject to certain conditions.

BENEFIT BASE (BB): used to calculate the annual lifetime payment and the annual rider charge. The BB cannot be withdrawn or annuitized and is not payable as a death benefit.

CREDIT BASE (CB): used to calculate the rider credit. The CB cannot be withdrawn or annuitized and is not payable as a death benefit.

EXCESS WITHDRAWAL: (1) a withdrawal taken before the annual lifetime payment is established, or (2) a withdrawal that is greater than the remaining annual lifetime payment after the annual lifetime payment is established.

EXCESS WITHDRAWAL PROCESSING: a reduction in benefits if a withdrawal is taken before the annual lifetime payment is established or if a withdrawal exceeds the remaining annual lifetime payment.


LIFETIME PAYMENT PERCENTAGE: used to calculate your annual lifetime payment.


PRINCIPAL BACK GUARANTEE (PBG): a guarantee that total withdrawals will not be less than purchase payments you have made, increased by annual step-ups, as long as there is no excess withdrawal or benefit reset.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): as you take withdrawals during a contract year, the remaining amount that the rider guarantees will be available for withdrawal that year is reduced. After the annual lifetime payment is established, the RALP is the guaranteed amount that can be withdrawn during the remainder of the current contract year.

RIDER CREDIT: an amount that can be added to the benefit base for up to ten years based on a rider credit percentage of 8% for the first credit and 6% thereafter, as long as no withdrawals have been taken since the rider effective date and you do not decline any annual rider fee increase. Rider credits are available for a ten year rider credit period as follows: If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary. If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61. Investment performance and excess withdrawals may reduce or eliminate the benefit of any rider credits. Rider credits may result in higher rider charges that may exceed the benefit from the credits.

WITHDRAWAL: the amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

IMPORTANT SECURESOURCE STAGES NY RIDER CONSIDERATIONS
You should consider whether a SecureSource Stages NY rider is appropriate for you taking into account the following considerations:

- LIFETIME BENEFIT LIMITATIONS: The lifetime benefit is subject to certain limitations, including but not limited to:

  SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the covered person is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the first death of any owner even if the covered person is still living (see "At Death" heading below). This possibility may present itself when there are multiple contract owners - when one of the contract owners dies the lifetime benefit terminates even though other contract owners are still living.

  JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).

- WITHDRAWALS: Please consider carefully when you start taking withdrawals from this rider. Any withdrawals in the first 10 years (and later, depending on the issue age) will terminate the rider credits. Also, if you withdraw more than the

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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  67
  allowed withdrawal amount in a contract year or take withdrawals before the lifetime benefit is available ("excess withdrawal"), the guaranteed amounts under the rider will be reduced.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the investment options under the PN program. This requirement limits your choice of investment options. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate purchase payments to the Special DCA fixed account, when available, and we will make monthly transfers into the investment option you have chosen. You may make two elective investment option changes per contract year; we reserve the right to limit elective investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

  You can allocate your contract value to any available investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset due to an investment option change as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your investment option to any available investment option.

  Immediately following a withdrawal your contract value will be reallocated to the target investment option classification if your current investment option is more aggressive than the target investment option classification. This automatic reallocation is not included in the total number of allowed investment option changes per contract year. The target investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option classification that is more aggressive than the Moderate investment option after 30 days written notice.

  After you have taken a withdrawal and prior to any benefit reset, you are in a withdrawal phase. During withdrawal phases you may request to change your investment option to the target investment option or any investment option that is more conservative than the target investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value to an investment option that is more aggressive than the target investment option, you will be in the accumulation phase again and your rider benefit will be reset as follows:

  1. the BB and PBG, will be reset to the contract value, if less than their current amount; and

  2. the ALP and RALP, if available, will be recalculated.

  You may request to change your investment option by written request on an authorized form or by another method agreed to by us.

- NON-CANCELABLE: Once elected, the SecureSource Stages NY rider may not be cancelled (except as provided under "Rider Termination" heading below) and the charge will continue to be deducted until the contract or rider is terminated or the contract value reduces to zero (described below).

  Dissolution of marriage does not terminate the SecureSource Stages NY - Joint Life rider and will not reduce the fee we charge for this rider. The benefit under the SecureSource Stages NY - Joint Life rider continues for the covered spouse who is the owner of the contract (or annuitant in the case of nonnatural or revocable trust ownership). The rider will terminate at the death of the contract owner because the original covered spouse will be unable to elect the spousal continuation provision of the contract (see "Joint Life only: Covered Spouses" below).

- JOINT LIFE: LIMITATIONS ON CONTRACT OWNERS, ANNUITANTS AND BENEFICIARIES:
  Since the joint life benefit will terminate unless the surviving covered spouse continues the contract under the spousal option to continue the contract upon the owner's death provision, only ownership arrangements that permit such continuation are allowed at rider issue. In general, the covered spouses should be joint owners, or one covered spouse should be the owner and the other covered spouse should be named as the sole primary beneficiary.

  For non-natural ownership arrangements that allow for spousal continuation one covered spouse should be the annuitant and the other covered spouse should be the sole primary beneficiary. For revocable trust ownerships, the grantor of the trust must be the annuitant and the beneficiary must either be the annuitant's spouse or a trust that names the annuitant's spouse as the sole primary beneficiary. You are responsible for establishing ownership arrangements that will allow for spousal continuation.

  If you select the SecureSource Stages NY - Joint Life rider, please consider carefully whether or not you wish to change the beneficiary of your annuity contract. The rider will terminate if the surviving covered spouse cannot utilize the spousal continuation provision of the contract when the death benefit is payable.

- LIMITATIONS ON PURCHASE PAYMENTS: We reserve the right to limit the cumulative amount of purchase payments. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments".

- INTERACTION WITH TOTAL FREE AMOUNT (FA) CONTRACT PROVISION: The FA is the amount you are allowed to withdraw from the contract in each contract year without incurring a surrender charge (see "Charges -- Surrender Charge"). The FA may be

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 68  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  greater than the remaining annual lifetime payment under this rider. Any amount you withdraw under the contract's FA provision that exceeds the remaining annual lifetime payment is subject to the excess withdrawal processing described below.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 591/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). While the rider permits certain excess withdrawals to be taken for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

LIFETIME BENEFIT DESCRIPTION
SINGLE LIFE ONLY: COVERED PERSON: the person whose life is used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner. If any owner is a nonnatural person (e.g., an irrevocable trust or corporation) or a revocable trust, the covered person is the oldest annuitant.

JOINT LIFE ONLY: COVERED SPOUSES: the contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If any contract owner is a nonnatural person or a revocable trust, the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the annual lifetime payment is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT (ALP): the lifetime benefit amount available each contract year after the covered person (JOINT LIFE: younger covered spouse) has reached age 50. When the ALP is established and at all times thereafter, the ALP is equal to the BB multiplied by the lifetime payment percentage. Anytime the lifetime payment percentage or BB changes as described below, the ALP will be recalculated.

If you withdraw less than the ALP in a contract year, the unused portion does not carry over to future contract years.

SINGLE LIFE: The ALP is established on the later of the rider effective date if the covered person has reached age 50, or the date the covered person's attained age equals age 50.

JOINT LIFE: The ALP is established on the earliest of the following dates:

- The rider effective date if the younger covered spouse has already reached age 50.

- The date the younger covered spouse's attained age equals age 50.

- Upon the first death of a covered spouse, then either: (a) the date we receive a written request when the death benefit is not payable and the surviving covered spouse has already reached age 50, (b) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 50, or (c) the date the surviving covered spouse reaches age 50.

- Following dissolution of marriage of the covered spouses, then either (a) the date we receive a written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) has already reached age 50, or (b) the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural or revocable trust ownership) reaches age 50.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): the annual lifetime payment guaranteed for withdrawal for the remainder of the contract year. The RALP is established at the same time as the ALP. The RALP equals the ALP less all withdrawals in the current contract year, but it will not be less than zero.

LIFETIME PAYMENT PERCENTAGE: used to calculate the annual lifetime payment.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  69

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For Age band:

Single Life

(i) 50-58, percentage is 4%.

(ii) 59-69, percentage is 5%.

(iii) 70-79, percentage is 5.5%.

(iv) 80 and older, percentage is 6%.

Joint Life

(v) 50-58, percentage is 3.5%.

(vi) 59-69, percentage is 4.5%.

(vii) 70-79, percentage is 5%.

(viii) 80 and older, percentage is 5.5%.

The age band for the lifetime payment percentage is determined at the following times:

- When the ALP is established: The age band for the lifetime payment percentage is the percentage for the covered person's attained age (JOINT LIFE: younger covered spouse's attained age).

- On the covered person's subsequent birthdays (JOINT LIFE: younger covered spouses subsequent birthdays): Except as noted below, if the covered person's new attained age (JOINT LIFE: younger covered spouses attained age) is in a higher age band, then the higher age band will be used to determine the appropriate lifetime payment percentage. (However, if you decline any rider fee increase or if a withdrawal has been taken since the ALP was established, then the lifetime payment percentage will not change on subsequent birthdays.)

- Upon annual step-ups. (see "Annual Step-Ups" below).

- For the Joint life rider, upon death or change in marital status: In the event of death or dissolution of marriage: (A) If no withdrawal has been taken since the ALP was established and no rider fee increase has been declined, the lifetime payment percentage will be reset based on the Age Band for the remaining covered spouse's attained age. (B) If the ALP is not established but the remaining covered spouse has reached the youngest age in the first Age Band, the remaining covered spouse's attained age will be used to determine the age band for the lifetime payment percentage.

In the event of remarriage of the covered spouses to each other, the lifetime payment percentage used is the percentage for the younger covered spouse's attained age.

DETERMINATION OF ADJUSTMENTS OF BENEFIT VALUES: Your lifetime benefit values benefit base (BB), credit base (CB)) and principal back guarantee (PBG) are determined at the following times and are subject to a maximum amount of $10 million each:

- On the contract date: The CB, BB and PBG are set equal to the initial purchase payment.

  When an additional purchase payment is made: If the CB is greater than zero, the CB will be increased by the amount of each additional purchase payment. The BB and PBG will be increased by the amount of each additional purchase payment.

- When a withdrawal is taken: If the CB is greater than zero, the CB will be permanently reset to zero when the first withdrawal is taken, and there will be no additional rider credits.

  Whenever a withdrawal is taken:

     (a) if the ALP is established and the withdrawal is less than or equal to the RALP, the BB does not change and the PBG is reduced by the amount of the withdrawal, but it will not be less than zero.

     (b) if the ALP is not established, excess withdrawal processing will occur as follows. The BB will be reduced by the adjustment amount and the PBG will be reduced by the greater of the amount of the withdrawal or the adjustment amount but it will not be less than zero. The adjustment amount is calculated as follows:

G X H     where:
---
  I


          G = the amount the contract value is reduced by the withdrawal

          H = the BB or PBG (as applicable) on the date of (but prior to) the withdrawal

          I = the contract value on the date of (but prior to) the withdrawal.


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 70  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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     (c) If the ALP is established and the withdrawal is greater than the RALP, excess withdrawal processing will occur as follows:

          The PBG will be reset to the lesser of:

          (i) the PBG reduced by the amount of the withdrawal, but it will not be less than zero; or

          (ii) the PBG minus the RALP on the date of (but prior to) the withdrawal and further reduced by an amount calculated as follows, but it will not be less than zero:

A X B     where:
---
  C


          A = the amount of the withdrawal minus the RALP

          B = the PBG minus the RALP on the date of (but prior to) the withdrawal

          C = the contract value on the date of (but prior to) the withdrawal minus the RALP

          The BB will be reduced by an amount as calculated below:

D X E     where:
---
  F


          D = the amount of the withdrawal minus the RALP

          E = the BB on the date of (but prior to) the withdrawal

          F = the contract value on the date of (but prior to) the withdrawal minus the RALP.

RIDER ANNIVERSARY PROCESSING: The following describes how the BB and PBG are calculated on rider anniversaries, subject to the maximum amount of $10 million for each, and how the lifetime payment percentage can change on rider anniversaries.

- RIDER CREDITS: If you did not take any withdrawals (including not taking withdrawals before rider credits are available) and you did not decline any rider fee increase, rider credits are available for a ten year period as follows:

  - If the covered person (Joint life: younger covered spouse) is age 60 or older at issue, you will start receiving credits on the first contract anniversary.

  - If the covered person (Joint life: younger covered spouse) is younger than age 60 at issue, you will start receiving credits on the contract anniversary after the covered person (Joint life: younger covered spouse) reaches age 61.

If the first rider credit is received on the first anniversary, the rider credit equals the credit base (CB) 180 days following the rider effective date multiplied by 8%. If the first rider credit is received on any other anniversary, the rider credit equals the CB as of the prior anniversary multiplied by 8%. On any subsequent rider credit dates, the rider credit equals the CB as of the prior anniversary multiplied by 6%. If the first rider credit is received on the first anniversary, the BB will be set to the greater of the current BB, or the BB 180 days following the contract date, increased by the rider credit and any additional purchase payments since 180 days following the rider effective date. For rider credits received on any other anniversary, the BB will be set to the greater of the current BB, or the BB on the prior anniversary increased by the rider credit and any additional purchase payments since the prior anniversary. If the CB is greater than zero, the CB will be permanently reset to zero on the last rider credit date, after any adjustment to the BB, and there will be no additional rider credits.

ANNUAL STEP UPS: Beginning with the first rider anniversary, an annual step-up may be available. If you decline any annual rider fee increase, future annual step-ups will no longer be available.

The annual step-up will be executed on any rider anniversary where the contract value is greater than the PBG or the BB after any rider credit is added. If an annual step-up is executed, the PBG, BB and lifetime payment percentage will be adjusted as follows: The PBG will be increased to the contract value, if the contract value is greater. The BB (after any rider credit is added) will be increased to the contract value, if the contract value is greater. If the covered person's attained age (Joint Life: younger covered spouses attained age) on the rider anniversary is in a higher age band and (1) there is an increase to BB due to a step-up or (2) the BB is at the maximum of $10,000,000 so there was no step-up of the BB, then the higher age band will be used to determine the appropriate lifetime payment percentage, regardless of any prior withdrawals.

OTHER PROVISIONS
REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the remaining annual lifetime payment on the most recent contract anniversary, the portion of your RMD that exceeds the benefit amount will not be subject to excess withdrawal processing provided that the following conditions are met:


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- The annual lifetime payment is established;

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a) (9), related Code provisions and regulations thereunder that were in effect on the contract date.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing. Any withdrawals taken before the annual lifetime payment is established or withdrawing amounts greater than the remaining annual lifetime payment that do not meet these conditions will result in excess withdrawal processing. See Appendix F for additional information.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):
SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource Stages NY -- Single Life rider terminates.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource Stages NY - Joint Life rider also continues. The surviving covered spouse can name a new beneficiary; however, a new covered spouse cannot be added to the rider.

Unless you decline a rider fee increase, a step-up may be available at the time of spousal continuation. All annual step-up rules (see "Rider Anniversary Processing -- Annual Step-Up" heading above) also apply to the spousal continuation step-up except that the RALP will be reduced for any prior withdrawals in that contract year. The spousal continuation step-up is processed on the valuation date spousal continuation is effective.

RULES FOR SURRENDER: Minimum contract values following surrender no longer apply to your contract. For withdrawals, the withdrawal will be taken from all accounts and the variable subaccounts in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be taken.

If your contract value is reduced to zero, the CB, if greater than zero, will be permanently reset to zero, and there will be no additional rider credits. Also, the following will occur:

- If the ALP is not established and if the contract value is reduced to zero as a result of fees or charges, then the owner must wait until the ALP would be established, and the ALP will be paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

- If the ALP is established and if the contract value is reduced to zero as a result of fees or charges, or as a result of a withdrawal that is less than or equal to the RALP, then the owner will receive the ALP paid annually until the death of the covered person (JOINT LIFE: both covered spouses).

  In either case above:

  - These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, We have the right to change the frequency, but no less frequently than annually.

  - We will no longer accept additional purchase payments.

  - No more charges will be collected for the rider.

  - The current ALP is fixed for as long as payments are made.

  - The death benefit becomes the remaining schedule of annual lifetime payments, if any, until total payments to the owner and the beneficiary are equal to the PBG at the time the contract value falls to zero.

  - The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

- If the ALP is not established and if the contract value is reduced to zero as a result of a withdrawal, this rider and the contract will terminate.

- If the ALP is established and if the contract value is reduced to zero as a result of a withdrawal that is greater than the RALP, this rider and the contract will terminate.

AT DEATH:
SINGLE LIFE: If the contract is jointly owned and an owner dies when the contract value is greater than zero, the lifetime benefit for the covered person will cease even if the covered person is still living or if the contract is continued under the spousal continuation option.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation option to continue the lifetime benefit. If spousal continuation is not available, the rider terminates. The lifetime benefit ends at the death of the surviving covered spouse.


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 72  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may:

- elect to take the death benefit under the terms of the contract, or

- elect to take the principal back guarantee available under this rider, or

- continue the contract and the SecureSource Stages NY -- Joint Life rider under the spousal continuation option.

For single and joint life, if the beneficiary elects the principal back guarantee under this rider, the following will occur:

- If the PBG is greater than zero and the ALP is established, the ALP on the date of death will be paid until total payments to the beneficiary are equal to the PBG on the date of death.

- If the PBG is greater than zero and the ALP is not established, the BB on the date of death multiplied by the lifetime payment percentage used for the youngest age of the covered spouses in the first age band

- will be paid annually until total payments to the beneficiary are equal to the PBG on the date of death.

In either of the above cases:

- After the date of death, there will be no additional rider credits or annual step-ups.

- The amount paid in the current contract year will be reduced for any prior withdrawals in that year.

On the date of death (JOINT LIFE: remaining covered spouse's date of death), if the CB is greater than zero, the CB will be permanently reset to zero, and there will be no additional rider credits.

If the PBG equals zero, the benefit terminates. No further payments are made.

CONTRACT OWNERSHIP CHANGES AND ASSIGNMENTS:
SINGLE LIFE: The rider will terminate if there is an assignment or a change of ownership unless (1) the new owner or assignee assumes total ownership of the contract and is one of the original owners, the covered person, or a non-natural owner holding for the sole benefit of the original owner (e.g., an individual ownership changed to a personal revocable trust.), and (2) the covered person is the same after the ownership change.

JOINT LIFE: The rider will terminate if there is an assignment or a change of ownership unless the new owner or assignee assumes total ownership of the contract and is one of the covered spouses, or a non-natural owner holding for the sole benefit of one or both covered spouses (e.g., an individual ownership changed to a personal revocable trust).


Currently we waive our right to terminate the rider for any types of assignments or change of ownership specified above. You will be notified in writing signed by an officer of the company if we change our practice.


ANNUITY PROVISIONS: If your annuitization start date is the maximum annuitization start date, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the SecureSource Stages NY rider. Under the rider's payout option, the minimum amount payable shown in Table B, will not apply and you will receive the annual lifetime payment provided by this rider until the later of the death of the covered person (JOINT LIFE: both covered spouses) or depletion of the principal back guarantee. If you choose to receive the ALP, the amount payable each year will be equal to the annual lifetime payment on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually.

If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the PBG.

RIDER TERMINATION
The SecureSource Stages NY rider cannot be terminated either by you or us except as follows:

- The rider will terminate if there are certain changes of ownership. (See "Contract Ownership Changes and Assignments" above).

- SINGLE LIFE: after the death benefit is payable, the rider will terminate.

- SINGLE LIFE: spousal continuation will terminate the rider.

- JOINT LIFE: After the death benefit is payable the rider will terminate if anyone other than a covered spouse continues the contract. However, if the covered spouse continues the contract as an inherited IRA or as a beneficiary of a participant in an employer sponsored retirement plan, the rider will terminate.

- On the annuitization start date, the rider will terminate.

- You may terminate the rider if your annual rider fee after any increase is more than 0.25 percentage points higher than your fee before the increase. (See "Charges -- SecureSource Stages NY rider fee").


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  73

- When the contract value is zero and either the annual lifetime payment is not established or a withdrawal in excess of the remaining annual lifetime payment is taken, the rider will terminate.

- Termination of the contract for any reason will terminate the rider.

For an example, see Appendix E.

ACCUMULATION PROTECTOR BENEFIT RIDER
The Accumulation Protector Benefit rider is an optional benefit, available for contract applications signed on or after July 19, 2010, that you may select for an additional charge. We have offered a different version of the Accumulation Protector Benefit rider for the Original Contract with applications signed prior to June 1, 2009. The description of the Accumulation Protector Benefit rider in this section applies to both Original and Current contracts unless noted otherwise. The Accumulation Protector Benefit rider specifies a waiting period that ends on the benefit date. The Accumulation Protector Benefit rider provides a one-time adjustment to your contract value on the benefit date if your contract value is less than the Minimum Contract Accumulation Value (defined below) on that benefit date. On the benefit date, if the contract value is equal to or greater than the Minimum Contract Accumulation Value, as determined under the Accumulation Protector Benefit rider, the Accumulation Protector Benefit rider ends without value and no benefit is payable.

If the contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time during the waiting period and before the benefit date, the contract and all riders, including the Accumulation Protector Benefit rider will terminate without value and no benefits will be paid. EXCEPTION: if you are still living on the benefit date, we will pay you an amount equal to the Minimum Contract Accumulation Value as determined under the Accumulation Protector Benefit rider on the valuation date your contract value reached zero.

For the Current Contract, if you are (or if the owner is a non-natural person, then the annuitant is) age 80 or younger at contract issue, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. For the Original Contract, you may elect the Accumulation Protector Benefit rider at the time you purchase your contract and the rider effective date will be the contract issue date. The Accumulation Protector Benefit rider may not be terminated once you have elected it except as described in the "Terminating the Rider" section below. An additional charge for the Accumulation Protector Benefit rider will be assessed annually during the waiting period. The rider ends when the waiting period expires and no further benefit will be payable and no further charges for the rider will be deducted. The Accumulation Protector Benefit rider may not be purchased with the optional SecureSource Stages NY rider.

You should consider whether an Accumulation Protector Benefit rider is appropriate for you because:

- you must participate in the PN program and you must elect one of the PN program model portfolios or investment options. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the regular fixed account that are available under the contract to other contract owners who do not elect this rider. You may allocate qualifying purchase payments to the Special DCA fixed account, when available (see "The Special DCA Fixed Account"), and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. (See "Making the Most of Your Contract -- Portfolio Navigator Program");


- you may not make additional purchase payments to your contract during the waiting period after the first 180 days immediately following the effective date of the Accumulation Protector Benefit rider. Some exceptions apply (see "Additional Purchase Payments with Elective Step Up" below). For the Current Contract, if we waive any restrictions on additional purchase payments, you will be notified in writing signed by an officer of the company;


- if you purchase this contract as a qualified annuity, for example, an IRA, you may need to take partial surrenders from your contract to satisfy the RMDs under the Code. Partial surrenders, including those used to satisfy RMDs, will reduce any potential benefit that the Accumulation Protector Benefit rider provides. You should consult your tax advisor if you have any questions about the use of this rider in your tax situation;

- if you think you may surrender all of your contract value before you have held your contract with this benefit rider attached for 10 years, or you are considering selecting an annuity payout option within 10 years of the effective date of your contract, you should consider whether this optional benefit is right for you. You must hold the contract a minimum of 10 years from the effective date of the Accumulation Protector Benefit rider, which is the length of the waiting period under the Accumulation Protector Benefit rider, in order to receive the benefit, if any, provided by the Accumulation Protector Benefit rider. In some cases, as described below, you may need to hold the contract longer than 10 years in order to qualify for any benefit the Accumulation Protector Benefit rider may provide;

- the 10 year waiting period under the Accumulation Protector Benefit rider will restart if you exercise the elective step-up option (described below) or your surviving spouse exercises the spousal continuation elective step-up (described below); and


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 74  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

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- the 10 year waiting period under the Accumulation Protector Benefit rider may be restarted if you elect to change your investment option to one that causes the Accumulation Protector Benefit rider charge to increase more than 0.20 percentage points whenever the remaining waiting period just prior to the change is less than three years. (see "Waiting Period below").

Be sure to discuss with your investment professional whether an Accumulation Benefit rider is appropriate for your situation.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE OPERATION OF THE ACCUMULATION PROTECTOR BENEFIT:

BENEFIT DATE: This is the first valuation date immediately following the expiration of the waiting period.

MINIMUM CONTRACT ACCUMULATION VALUE (MCAV): An amount calculated under the Accumulation Protector Benefit rider. The contract value will be increased to equal the MCAV on the benefit date if the contract value on the benefit date is less than the MCAV on the benefit date.

ADJUSTMENTS FOR PARTIAL SURRENDERS: The adjustment made for each partial surrender from the contract is equal to the amount derived from multiplying (a) and (b) where:

(a) is 1 minus the ratio of the contract value on the date of (but immediately after) the partial surrender to the contract value on the date of (but immediately prior to) the partial surrender; and

(b) is the MCAV on the date of (but immediately prior to) the partial surrender.

WAITING PERIOD: The waiting period for the rider is 10 years.

The waiting period may restart on the latest contract anniversary if you change your investment option, resulting in a rider fee increase of more than 0.20 percentage points, and the remaining waiting period before the change was less than three years.

Your initial MCAV is equal to your initial purchase payment. It is increased by the amount of any subsequent purchase payments received within the first 180 days that the rider is effective. It is reduced by any adjustments for partial surrenders made during the waiting period.

AUTOMATIC STEP UP
On each contract anniversary after the effective date of the rider, the MCAV will be set to the greater of:

1. 80% of the contract value on the contract anniversary; or

2. the MCAV immediately prior to the automatic step up.

The automatic step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be surrendered or paid upon death. Rather, the automatic step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The automatic step up of the MCAV does not restart the waiting period or increase the fee (although the total charge for the rider may increase).

ELECTIVE STEP UP OPTION
Within thirty days following each contract anniversary after the rider effective date, but prior to the benefit date, you may notify us in writing that you wish to exercise the annual elective step up option. You may exercise this elective step up option only once per contract year during this 30 day period. If your contract value on the valuation date we receive your written request to step up is greater than the MCAV on that date, your MCAV will increase to 100% of that contract value.

When you exercise the annual elective step up, we may be charging more for the Accumulation Protector Benefit rider at that time. If your MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, you will pay the fee that is in effect on the valuation date we receive your written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary. Failure to exercise this elective step up in subsequent years will not reinstate any prior waiting period. Rather, the waiting period under the rider will always commence from the most recent anniversary for which the elective step up option was exercised.

The elective step up does not create contract value, guarantee the performance of any investment option or provide any benefit that can be surrendered or paid upon death. Rather the elective step up is an interim calculation used to arrive at the final MCAV, which is used to determine whether a benefit will be paid under the rider on the benefit date.

The elective step up option is not available for inherited IRAs or for the Current Contract only, if the benefit date would be after the annuitization start date.

ADDITIONAL PURCHASE PAYMENTS WITH ANNUAL ELECTIVE STEP UPS -- CURRENT CONTRACT ONLY
If your MCAV is increased as a result of elective step up, you have 180 days from the latest contract anniversary to make additional purchase payments, if allowed under the base contract. The MCAV will include the amount of any additional purchase payments received during this period. We reserve the right to change these additional purchase payment limitations.


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     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  75

SPOUSAL CONTINUATION
If a spouse chooses to continue the contract under the spousal continuation provision, the rider will continue as part of the contract. Once, within the thirty days following the date of spousal continuation, the spouse may choose to exercise an elective step up. The spousal continuation elective step up is in addition to the annual elective step up. If the contract value on the valuation date we receive the written request to exercise this option is greater than the MCAV on that date, we will increase the MCAV to that contract value. If the MCAV is increased as a result of the elective step up and we have increased the fee for the Accumulation Protector Benefit rider, the spouse will pay the fee that is in effect on the valuation date we receive their written request to step up. In addition, the waiting period will restart as of the most recent contract anniversary.

CHANGE OF OWNERSHIP OR ASSIGNMENT -- CURRENT CONTRACT ONLY
A change of ownership or assignment to an institutional investor, settlement company, or other non-natural owner who is not holding for the sole benefit of the original owner will terminate the rider. If we waive our right to terminate the rider for any type of assignments or ownership changes as specified above, you will be notified in writing, signed by an officer of the company.

TERMINATING THE RIDER
The rider will terminate under the following conditions:

  The rider will terminate before the benefit date without paying a benefit on the date:

  - you take a full surrender;

  - annuitization begins;

  - the contract terminates as a result of the death benefit being paid; or

  - when a beneficiary elects an alternative payment plan which is an inherited IRA.

  The rider will terminate on the benefit date.

For an example, see Appendix C.

OPTIONAL LIVING BENEFITS -- PREVIOUSLY OFFERED
For contract applications signed before July 19, 2010 with an optional living benefit, please use the following table to review the disclosure that applies to the optional living benefit rider you purchased. If you are uncertain as to which optional living benefit rider you purchased, ask your investment professional, or contact us at the telephone number or address shown on the first page of this prospectus.


------------------------------------------------------------------------------------------------------------------------
IF YOUR CONTRACT APPLICATION
IS                              AND YOU SELECTED ONE OF THE                           DISCLOSURE FOR THIS BENEFIT MAY BE
SIGNED(1)...                    FOLLOWING OPTIONAL LIVING BENEFITS...                 FOUND IN THE FOLLOWING SECTION:
------------------------------------------------------------------------------------------------------------------------
Before June 20, 2005            Guarantor Withdrawal Benefit ("Rider B")              Appendix J
------------------------------------------------------------------------------------------------------------------------
June 20, 2005 - June 18,        Guarantor Withdrawal Benefit ("Rider A")              Appendix J
  2006
------------------------------------------------------------------------------------------------------------------------
June 19, 2006 - August 5,       Guarantor Withdrawal Benefit for Life                 Appendix I
  2007
------------------------------------------------------------------------------------------------------------------------
Before May 1, 2007              Income Assurer Benefit                                Appendix K
------------------------------------------------------------------------------------------------------------------------
Before July 19, 2010            SecureSource Rider                                    Appendix D
------------------------------------------------------------------------------------------------------------------------



(1) Your actual contract and any riders are the controlling documents. If you are uncertain which rider you have, please contact your investment professional or us.

THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to whom annuity payouts will be made starting on the annuitization start date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements. We do not deduct any surrender charges under the payout plans listed below, except under annuity payout Plan E. (See
"Charges -- Surrender charge under Annuity Payout Plan E").

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amount available to purchase payouts under the plan you select is the contract value on your annuitization start date after any rider charges have been deducted, (less any applicable premium tax). If you select a variable annuity payout, we reserve the right to limit the number of subaccounts in which you may invest. The Special DCA fixed account (Current Contract) and the DCA fixed account (Original Contract) are not available during this payout period.


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 76  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

AMOUNTS OF FIXED AND VARIABLE PAYOUTS DEPEND ON:

- the annuity payout plan you select;

- the annuitant's age and, in most cases, sex;

- the annuity table in the contract; and

- the amounts you allocated to the accounts at settlement.

In addition, for variable annuity payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. Fixed payouts remain the same from month to month.

For information with respect to transfers between accounts after annuity payouts begin (see "Making the Most of Your Contract -- Transfer policies").

ANNUITY TABLES
The annuity tables in your contract (Table A and Table B) show the amount of the monthly payouts for each $1,000 of contract value according to the annuitant's age and, when applicable, the annuitant's sex. (Where required by law, we will use a unisex table of settlement rates.)


Table A shows the amount of the first monthly variable annuity payout assuming that the contract value is invested at the beginning of the annuity payout period and earns a 3.5% or 5% rate of return, which is reinvested and helps to support future payouts. Assuming your mortality and expense risk fee is based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract), if that plus the variable account administrative charge is less than or equal to 1.50%, the standard assumed investment return is 5%. If you ask us at least 30 days before the annuitization start date, we will substitute an annuity table based on an assumed 3.5% investment return for the 5% assumed investment return. If your mortality and expense risk fee based on the ROPP death benefit (Current Contract) or ROP death benefit (Original Contract) plus the variable account administrative charge is greater than 1.50%, the only annuity table available is based on an assumed investment return of 3.5%. The assumed investment return affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. For example, annuity payouts will increase if the investment return is above the assumed investment return and payouts will decrease if the return is below the assumed investment return. Using a 5% assumed interest rate results in a lower initial payout, but later payouts will increase more quickly when annuity unit values rise and decrease more rapidly when they decline.


Table B shows the minimum amount of each fixed annuity payout. We declare current payout rates that we use in determining the actual amount of your fixed annuity payout. The current payout rates will equal or exceed the guaranteed payout rates shown in Table B. We will furnish these rates to you upon request.

ANNUITY PAYOUT PLANS
You may choose an annuity payout plan by giving us written instructions at least 30 days before the annuitization start date. Generally, you may select one of the Plans A through E below or another plan agreed to by us.

- PLAN A - LIFE ANNUITY -- NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we made only one monthly payout, we will not make any more payouts.

- PLAN B - LIFE ANNUITY WITH FIVE, TEN, 15 OR 20 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, ten, 15 or 20 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the annuitization start date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

- PLAN C - LIFE ANNUITY -- INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

- PLAN D

  - JOINT AND LAST SURVIVOR LIFE ANNUITY -- NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

  - JOINT AND LAST SURVIVOR LIFE ANNUITY WITH 20 YEARS CERTAIN: We make monthly annuity payouts during the lifetime of the annuitant and joint annuitant. When either the annuitant or joint annuitant dies, we will continue to make monthly payouts during the lifetime of the survivor. If the survivor dies before we have made payouts for 20 years, we continue to make payouts to the named beneficiary for the remainder of the 20-year period which begins when the first annuity payout is made.


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- PLAN E - PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of ten to 30 years that you elect (under the Income Assurer Benefit rider, you may elect a payout period of 20 years only). We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. During the payout period, you can elect to have us determine the present value of any remaining variable payouts and pay it to you in a lump sum. (Exception: If you have an Income Assurer Benefit rider and elect this annuity payout plan based on the Guaranteed Income Benefit Base, a lump sum payout is unavailable.) We determine the present value of the remaining annuity payouts which are assumed to remain level at the amount of the payout that would have been made 7 days prior to the date we determine the present value. The discount rate we use in the calculation is 5.17% for the assumed investment return of 3.5% and 6.67% for the assumed investment return of 5%. (See "Charges -- Surrender charge under Annuity Payout Plan E.") You can also take a portion of the discounted value once a year. If you do so, your monthly payouts will be reduced by the proportion of your surrender to the full discounted value. A 10% IRS penalty tax could apply if you take a surrender. (See "Taxes.")

- GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION (AVAILABLE ONLY UNDER CONTRACTS WITH A SECURESOURCE RIDER, THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE OR GUARANTOR WITHDRAWAL BENEFIT RIDERS): This fixed annuity payout option is an alternative to the above annuity payout plans. This option may not be available if the contract is a qualified annuity. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS. Under this option, the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid will not exceed the total RBA at the time you begin this fixed payout option (see "Optional Benefits -- SecureSource Riders", "Appendix I: Guarantor Withdrawal Benefit for Life Rider" or "Appendix J: Guarantor Withdrawal Benefit Rider"). The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at the time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary.

ANNUITY PAYOUT PLAN REQUIREMENTS FOR QUALIFIED ANNUITIES: If your contract is a qualified annuity, you must select a payout plan as of the annuitization start date set forth in your contract. You have the responsibility for electing a payout plan under your contract that complies with applicable law. Your contract describes your payout plan options. The options will meet certain IRS regulations governing RMDs if the payout plan meets the incidental distribution benefit requirements, if any, and the payouts are made:

- in equal or substantially equal payments over a period not longer than your life or over the joint life of you and your designated beneficiary; or

- in equal or substantially equal payments over a period not longer than your life expectancy, or over the joint life expectancy of you and your designated beneficiary; or

- over a period certain not longer than your life expectancy or over the joint life expectancy of you and your designated beneficiary.

For qualified and nonqualified contracts with the SecureSource Stages NY rider, if the annuitization start date is the latest date as described in the "Annuitization Start Date" provision, you can choose one of the payout options available under the contract or an alternative fixed annuity payout option available under the rider. Under the rider's payout option, the minimum amount payable shown in Table B will not apply, and you will receive the ALP provided by this rider until the later of the death of covered person (JOINT LIFE: both covered spouses) or depletion of the PBG. If you choose to receive the ALP, the amount payable each year will be equal to the ALP on the annuitization start date. The amount paid in the current contract year will be reduced for any prior withdrawals in that year. These annualized amounts will be paid in monthly installments. If the monthly payment is less than $100, we have the right to change the frequency, but no less frequently than annually. If you choose to receive the ALP rather than a payout option available under the contract, all other contract features, rider features and charges terminate after the annuitization start date except for the principal back guarantee.

You must select a payout plan as of the annuitization start date set forth in your contract.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitization start date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to the owner in a lump sum.

DEATH AFTER ANNUITY PAYOUTS BEGIN: If you (Current Contract) or you or the annuitant (Original Contract) die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.


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TAXES

Under current law, your contract has a tax-deferral feature. Generally, this means you do not pay income tax until there is a taxable distribution (or deemed distribution) from the contract. We will send a tax information reporting form for any year in which we made a taxable or reportable distribution according to our records.

NONQUALIFIED ANNUITIES
Generally, only the increase in the value of a non-qualified annuity contract over the investment in the contract is taxable. Certain exceptions apply. Federal tax law requires that all nonqualified deferred annuity contracts issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when distributions are taken from any one of those contracts.

ANNUITY PAYOUTS: Generally, unlike surrenders described below, the taxation of annuity payouts are subject to exclusion ratios, i.e. a portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment in the contract and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax. Under Annuity Payout Plan A: Life annuity -- no refund, where the annuitant dies before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the owner for the last taxable year. Under all other annuity payout plans, where the annuity payouts end before your investment in the contract is fully recovered, the remaining portion of the unrecovered investment may be available as a federal income tax deduction to the taxpayer for the tax year in which the payouts end. (See "The Annuity Payout Period -- Annuity Payout Plans.")

SURRENDERS: Generally, if you surrender all or part of your nonqualified annuity before the annuitization start date, including surrenders under any optional withdrawal benefit rider, your surrender will be taxed to the extent that the contract value immediately before the withdrawal exceeds the investment in the contract. Different rules may apply if you exchange another contract into this contract.

You also may have to pay a 10% IRS penalty for surrenders of taxable income you make before reaching age 59 1/2 unless certain exceptions apply.

WITHHOLDING: If you receive taxable income as a result of an annuity payout or surrender, including surrenders under any optional withdrawal benefit rider, we may deduct federal, and in some cases state withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, and you have a valid U.S. address, you may be able to elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a nonqualified contract is not exempt from estate (federal or state) or income taxes. In addition, any amount your beneficiary receives that exceeds the investment in the contract is taxable as ordinary income to the beneficiary in the year he or she receives the payments. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR IRREVOCABLE TRUSTS: For nonqualified annuities, any annual increase in the value of annuities held by such entities (nonnatural persons) generally will be treated as ordinary income received during that year. However, if the trust was set up for the benefit of a natural person only, the income will generally remain tax-deferred.

PENALTIES: If you receive amounts from your nonqualified annuity before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty will not apply to any amount received:

- because of your death or in the event of nonnatural ownership, the death of annuitant;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if it is allocable to an investment before Aug. 14, 1982; or

- if annuity payouts are made under immediate annuities as defined by the Code.


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TRANSFER OF OWNERSHIP: Generally, if you transfer ownership of a nonqualified annuity without receiving adequate consideration, the transfer may be treated as a surrender for federal income tax purposes. If the transfer is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer. In general, this rule does not apply to transfers between spouses or former spouses. Please consult your tax advisor for further details.

1035 EXCHANGES: Section 1035 of the Code permits nontaxable exchanges of certain insurance policies, endowment contracts, annuity contracts and qualified long-term care insurance contracts while providing for continued tax deferral of earnings. In addition, Section 1035 permits the carryover of the cost basis from the old policy or contract to the new policy or contract. A 1035 exchange is a transfer from one policy or contract to another policy or contract. The following are nontaxable exchanges: (1) the exchange of a life insurance policy for another life insurance policy or for an endowment, annuity or qualified long-term care insurance contract, (2) the exchange of an endowment contract for an annuity or qualified long-term care insurance contract, or for an endowment contract under which payments will begin no later than payments would have begun under the contract exchanged, or qualified ling-term care, (3) the exchange of an annuity contract for another annuity or for a or qualified long-term care insurance contract, and (4) the exchange of a qualified long-term care insurance contract for a qualified long-term care insurance contract. However, if the life insurance policy has an outstanding loan, there may be tax consequences. Depending on the issue date of your original policy or contract, there may be tax or other benefits that are given up to gain the benefits of the new policy or contract. Consider whether the features and benefits of the new policy or contract outweigh any tax or other benefits of the old contract.

For a partial exchange of an annuity contract for another annuity contract, the 1035 exchange is generally tax-free. The investment in the original contract and the earnings on the contract will be allocated proportionately between the original and new contracts. However, IRS Revenue Procedure 2008-24 states if surrenders are taken from either contract within a 12 month period following a partial exchange, the 1035 exchange may be invalidated. In that case, the following will occur 1) the tax-free nature of the partial exchange can be lost,
2) the exchange will be retroactively treated as a taxable surrender on the lesser of the earnings in the original contract or the amount exchanged and 3) the entire amount of the exchange will be treated as a purchase into the second contract. You may receive an amended form 1099-R reporting an invalidated exchange. (If certain life events occur between the date of the partial exchange and the date of the surrender in the first 12 months, the partial exchange could remain valid.) You should consult your tax advisor before taking any surrenders from either contract.

ASSIGNMENT: If you assign or pledge your contract as collateral for a loan, earnings on purchase payments you made after Aug. 13, 1982 will be taxed as a deemed distribution and you may have to pay a 10% IRS penalty.

QUALIFIED ANNUITIES
Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan's Summary Plan Description, your IRA disclosure statement, or consult a tax advisor for additional information about the distribution rules applicable to your situation.

When you use your contract to fund a retirement plan or IRA that is already tax-deferred under the Code, the contract will not provide any necessary or additional tax deferral. If your contract is used to fund an employer sponsored plan, your right to benefits may be subject to the terms and conditions of the plan regardless of the terms of the contract.

ANNUITY PAYOUTS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire payout generally is includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

ANNUITY PAYOUTS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

SURRENDERS: Under a qualified annuity, except a Roth IRA, Roth 401(k) or Roth 403(b), the entire surrender will generally be includable as ordinary income and is subject to tax unless: (1) the contract is an IRA to which you made non-deductible contributions; or (2) you rolled after-tax dollars from a retirement plan into your IRA; or (3) the contract is used to fund a retirement plan and you or your employer have contributed after-tax dollars.

SURRENDERS FROM ROTH IRAS: In general, the entire payout from a Roth IRA can be free from income and penalty taxes if you have attained age 59 1/2 and meet the five year holding period.

REQUIRED MINIMUM DISTRIBUTIONS: Retirement plans (except for Roth IRAs) are subject to required surrenders called required minimum distributions ("RMDs") beginning at age 70 1/2. RMDs are based on the fair market value of your contract at year-end divided by the life expectancy factor. Certain death benefits and optional riders may be considered in determining the

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fair market value of your contract for RMD purposes. This may cause your RMD to be higher. You should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you. Inherited IRAs (including inherited Roth IRAs) are subject to special required minimum distribution rules.

WITHHOLDING FOR IRAS, ROTH IRAS, SEPS AND SIMPLE IRAS: If you receive taxable income as a result of an annuity payout or a surrender, including surrenders under any optional withdrawal benefit rider, we may deduct withholding against the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. As long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. If the distribution is any other type of payment (such as a partial or full surrender) we compute withholding using 10% of the taxable portion.

The withholding requirements differ if we deliver payment outside the United States and/or you are a non-resident alien.

Some states also may impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from the payment.

WITHHOLDING FOR ALL OTHER QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity, mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time the payout is made from the plan. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual income tax return. This mandatory withholding will not be imposed if instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan. Payments made to a surviving spouse instead of being directly rolled over to an IRA are also subject to mandatory 20% income tax withholding.

In the below situations, the distribution is subject to an optional 10% withholding instead of the mandatory 20% withholding. We will withhold 10% of the distribution amount unless you elect otherwise.

- the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more;

- the payout is a RMD as defined under the Code;

- the payout is made on account of an eligible hardship; or

- the payout is a corrective distribution.

State withholding also may be imposed on taxable distributions.

PENALTIES: If you receive amounts from your qualified contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. However, this penalty generally will not apply to any amount received:

- because of your death;

- because you become disabled (as defined in the Code);

- if the distribution is part of a series of substantially equal periodic payments made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary);

- if the distribution is made following severance from employment during the calendar year in which you attain age 55 (TSAs and annuities funding 401(a) plans only);

- to pay certain medical or education expenses (IRAs only); or

- if the distribution is made from an inherited IRA.

DEATH BENEFITS TO BENEFICIARIES: The entire death benefit generally is taxable as ordinary income to the beneficiary in the year he/she receives the payments from the qualified annuity. If you made non-deductible contributions to a traditional IRA, the portion of any distribution from the contract that represents after-tax contributions is not taxable as ordinary income to your beneficiary. You are responsible for keeping all records tracking your non-deductible contributions to an IRA. Death benefits under a Roth IRA generally are not taxable as ordinary income to the beneficiary if certain distribution requirements are met. (See "Benefits in Case of Death -- If You Die Before the Annuitization Start Date").

ASSIGNMENT: You may not assign or pledge your qualified contract as collateral for a loan.

OTHER
PURCHASE PAYMENT CREDITS: These are considered earnings and are taxed accordingly when surrendered or paid out.


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SPECIAL CONSIDERATIONS IF YOU SELECT ANY OPTIONAL RIDER: As of the date of this prospectus, we believe that charges related to these riders are not subject to current taxation. Therefore, we will not report these charges as partial surrenders from your contract. However, the IRS may determine that these charges should be treated as partial surrenders subject to taxation to the extent of any gain as well as the 10% tax penalty for surrenders before the age of 59 1/2, if applicable.

We reserve the right to report charges for these riders as partial surrenders if we, as a withholding and reporting agent, believe that we are required to report them. In addition, we will report any benefits attributable to these riders on your death (Current Contract), or your or the annuitant's death (Original Contract) as an annuity death benefit distribution, not as proceeds from life insurance.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

RIVERSOURCE LIFE OF NY'S TAX STATUS: We are taxed as a life insurance company under the Code. For federal income tax purposes, the subaccounts are considered a part of our company, although their operations are treated separately in accounting and financial statements. Investment income is reinvested in the fund in which each subaccount invests and becomes part of that subaccount's value. This investment income, including realized capital gains, is not subject to any withholding because of federal or state income taxes. We reserve the right to make such a charge in the future if there is a change in the tax treatment of variable annuities or in our tax status as we then understand it.

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any amendments.

VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

- the reserve held in each subaccount for your contract; divided by

- the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

- laws or regulations change;

- the existing funds become unavailable; or

- in our judgment, the funds no longer are suitable (or are not the most suitable) for the subaccounts.

If any of these situations occur, and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute a fund currently listed in this prospectus (existing fund) for another fund (new fund). The new fund may have higher fees and/or operating expenses than the existing fund. Also, the new fund may have investment objectives and policies and/or investment advisers which differ from the existing fund.

We may also:

- add new subaccounts;

- combine any two or more subaccounts;


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- transfer assets to and from the subaccounts or the variable account; and

- eliminate or close any subaccounts.

We will notify you of any substitution or change. If we notify you that a subaccount will be eliminated or closed, you will have a certain period of time to tell us where to reallocate purchase payments or contract value currently allocated to that subaccount. If we do not receive your reallocation instructions by the due date, we automatically will reallocate to the subaccount investing in the RiverSource Variable Portfolio -- Cash Management Fund. You may then transfer this reallocated amount in accordance with the transfer provisions of your contract (see "Transferring Between Accounts" above).

In the event of substitution or any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments.

ABOUT THE SERVICE PROVIDERS

PRINCIPAL UNDERWRITER
RiverSource Distributors, Inc. (RiverSource Distributors), our affiliate, serves as the principal underwriter and general distributor of the contract. Its offices are located at 70100 Ameriprise Financial Center, Minneapolis, MN 55474. RiverSource Distributors is a wholly-owned subsidiary of Ameriprise Financial, Inc.

SALES OF THE CONTRACT
- Only securities broker-dealers ("selling firms") registered with the SEC and members of the FINRA may sell the contract.

- The contracts are continuously offered to the public through authorized selling firms. We and RiverSource Distributors have a sales agreement with the selling firm. The sales agreement authorizes the selling firm to offer the contracts to the public. RiverSource Distributors pays the selling firm (or an affiliated insurance agency) for contracts its investment professional sell. The selling firm may be required to return sales commissions under certain circumstances including but not limited to when contracts are returned under the free look period.

PAYMENTS WE MAKE TO SELLING FIRMS
- We may use compensation plans which vary by selling firm. For example, some of these plans pay selling firms a commission of up to 7.00% each time a purchase payment is made. We may also pay ongoing trail commissions of up to 1.25% of the contract value. We do not pay or withhold payment of trail commissions based on which investment options you select.

- We may pay selling firms an additional sales commission of up to 1% of purchase payments for a period of time we select. For example, we may offer to pay an additional sales commission to get selling firms to market a new or enhanced contract or to increase sales during the period.

- In addition to commissions, we may, in order to promote sales of the contracts, and as permitted by applicable laws and regulation, pay or provide selling firms with other promotional incentives in cash, credit or other compensation. We may offer these promotional incentives to all selling firms. The terms of such arrangements differ between selling firms. These promotional incentives may include but are not limited to:

  - sponsorship of marketing, educational, due diligence and compliance meetings and conferences we or the selling firm may conduct for investment professionals, including subsidy of travel, meal, lodging, entertainment and other expenses related to these meetings;

  - marketing support related to sales of the contract including for example, the creation of marketing materials, advertising and newsletters;

  - providing service to contract owners; and

  - funding other events sponsored by a selling firm that may encourage the selling firm's investment professionals to sell the contract.

These promotional incentives or reimbursements may be calculated as a percentage of the selling firm's aggregate, net or anticipated sales and/or total assets attributable to sales of the contract, and/or may be a fixed dollar amount. As noted below this additional compensation may cause the selling firm and its investment professionals to favor the contracts.

SOURCES OF PAYMENTS TO SELLING FIRMS
We pay the commissions and other compensation described above from our assets. Our assets may include:

- revenues we receive from fees and expenses that you will pay when buying, owning and making a surrender from the contract (see "Expense Summary");


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- compensation we or an affiliate receive from the underlying funds in the form of distribution and services fees (see "The Variable Account and the Funds -- The Funds");

- compensation we or an affiliate receive from a fund's investment adviser, subadviser, distributor or an affiliate of any of these (see "The Variable Account and the Funds -- The Funds"); and

- revenues we receive from other contracts we sell that are not securities and other businesses we conduct.

You do not directly pay the commissions and other compensation described above as the result of a specific charge or deduction under the contract. However, you may pay part or all of the commissions and other compensation described above indirectly through:

- fees and expenses we collect from contract owners, including surrender charges; and

- fees and expenses charged by the underlying subaccount funds in which you invest, to the extent we or one of our affiliates receive revenue from the funds or an affiliated person.

POTENTIAL CONFLICTS OF INTEREST
Compensation payment arrangements with selling firms can potentially:

- give selling firms a heightened financial incentive to sell the contract offered in this prospectus over another investment with lower compensation to the selling firm.

- cause selling firms to encourage their investment professionals to sell you the contract offered in this prospectus instead of selling you other alternative investments that may result in lower compensation to the selling firm.

- cause selling firms to grant us access to its investment professionals to promote sales of the contract offered in this prospectus, while denying that access to other firms offering similar contracts or other alternative investments which may pay lower compensation to the selling firm.

PAYMENTS TO INVESTMENT PROFESSIONALS
- The selling firm pays its investment professionals. The selling firm decides the compensation and benefits it will pay its investment professionals.

- To inform yourself of any potential conflicts of interest, ask the investment professional before you buy, how the selling firm and its investment professionals are being compensated and the amount of the compensation that each will receive if you buy the contract.

ISSUER
RiverSource Life of NY issues the contracts. We are located at 20 Madison Avenue Extension, Albany, NY 12203 and are a wholly-owned subsidiary of RiverSource Life Insurance Company which is a wholly-owned subsidiary of Ameriprise Financial, Inc.

We conduct a conventional life insurance business in the state of New York. Our primary products currently include fixed and variable annuity contracts and life insurance policies.

LEGAL PROCEEDINGS
RiverSource Life of NY is involved in the normal course of business in legal and regulatory proceedings, or regulatory requests for information, concerning matters arising in connection with the conduct of our general business activities as well as generally applicable to business practices in the insurance industry. From time to time, we receive requests for information from, or have been subject to examination by, the SEC, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and state authorities concerning our business activities and practices. These requests generally include suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements with respect to our annuity and insurance products. We have cooperated with and will continue to cooperate with the applicable regulators regarding their inquiries and examinations.

RiverSource Life of NY is involved in other proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material adverse impact on results of operations in any particular reporting period as the proceedings are resolved.


--------------------------------------------------------------------------------
 84  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

                                   APPENDICES

                   TABLE OF CONTENTS AND CROSS-REFERENCE TABLE



APPENDIX NAME                               PAGE #   CROSS-REFERENCE                             PAGE #
Appendix A: Example -- Surrender Charges    p.  86   Charges -- Surrender Charge                 p.  41
Appendix B: Example -- Death Benefits       p.  95   Benefits in Case of Death                   p.  62
Appendix C: Example -- Accumulation                  Optional Benefits -- Optional Living
Protector Benefit Rider                     p.  97   Benefits -- Currently Offered               p.  66
Appendix D: SecureSource Rider                       N/A
Disclosure                                  p.  98
Appendix E: Example -- SecureSource                  Optional Benefits -- Optional Living
Series of Riders                            p. 110   Benefits                                    p.  66
Appendix F: SecureSource                             Optional Benefits -- Optional Living
Riders -- Additional RMD Disclosure         p. 116   Benefits                                    p.  66
Appendix G: Purchase Payment Credits for             Buying Your Contract -- Purchase Payment
Eligible Contracts                          p. 118   Credits                                     p.  39
Appendix H: Asset Allocation Program for             N/A
Contracts With Applications Signed
Before June 19, 2006                        p. 119
Appendix I: Guarantor Withdrawal Benefit             N/A
for Life Rider Disclosure                   p. 120
Appendix J: Guarantor Withdrawal Benefit             N/A
Rider Disclosure                            p. 133
Appendix K: Income Assurer Benefit                   N/A
Riders                                      p. 142
Appendix L: Condensed Financial                      Condensed Financial Information
Information (Unaudited)                     p. 151   (Unaudited)                                 p.  13



The purpose of these appendices is first to illustrate the operation of various contract features and riders; second, to provide additional disclosure regarding various contract features and riders; and lastly, to provide condensed financial history (unaudited) of the subaccounts.

In order to demonstrate the contract features and riders, an example may show hypothetical contract values. These contract values do not represent past or future performance. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts, Special DCA fixed account (Current Contract), DCA fixed account (Original Contract), regular fixed account (Current Contract) and one-year fixed account (Original Contract) and the fees and charges that apply to your contract.

The examples of death benefits and optional riders in appendices include a partial surrender to illustrate the effect of a partial surrender on the particular benefit. These examples are intended to show how the optional riders operate, and do not take into account whether the rider is part of a qualified contract. Qualified contracts are subject to required minimum distributions at certain ages which may require you to take partial surrenders from the contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you are considering the addition of certain death benefits and/or optional riders to a qualified contract, you should consult your tax advisor prior to making a purchase for an explanation of the potential tax implications to you.


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  85

APPENDIX A: EXAMPLE -- SURRENDER CHARGES

EXAMPLE -- SURRENDER CHARGES

We determine your surrender charge by multiplying the amount of each purchase payment surrendered which could be subject to a surrender charge by the applicable surrender charge percentage, and then totaling the surrender charges. We calculate the amount of purchase payments surrendered (PPS) as:

Current Contract:
     PPS    =    PPSC + PPF
     PPSC   =    purchase payments surrendered that could be subject to a surrender charge
            =    (PS - FA) / (CV - FA) x (PP - PPF)
     PPF    =    purchase payments surrendered that are not subject to a surrender charge
            =    FA - contract earnings, but not less than zero
     PP     =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     PS     =    amount the contract value is reduced by the surrender
     FA     =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     CV     =    contract value prior to the surrender

Original Contract:
     PPS    =    XSF + (ACV - XSF) / (CV - TFA) x (PPNPS - XSF)
     XSF    =    10% of prior anniversary's contract value - contract earnings, but not less than zero
     ACV    =    amount the contract value is reduced by the surrender - contract earnings, but not less than zero
     TFA    =    total free amount = greater of contract earnings or 10% of prior anniversary's contract value
     PPNPS  =    purchase payments not previously surrendered (total purchase payments - PPS from all previous surrenders)
     CV     =    contract value prior to the surrender


When determining the surrender charge, contract earnings are defined as the contract value, less purchase payments not previously surrendered. We determine current contract earnings by looking at the entire contract value, not the earnings of any particular subaccount, the regular fixed account (Current Contract), the one-year fixed account (Original Contract), the Special DCA fixed account (Current Contract) or the DCA fixed account (Original Contract). If the contract value is less than purchase payments received and not previously surrendered, then contract earnings are zero.

The examples below show how the surrender charge for a full and partial surrender is calculated for a contract with a seven-year surrender charge schedule. Each example illustrates the amount of the surrender charge for both a contract that experiences gains and a contract that experiences losses, given the same set of assumptions.


--------------------------------------------------------------------------------
 86  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                                                          PS:        60,000.00             40,000.00

STEP 5.   Now we can determine how much of the PP is being
          surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF+ (PS - FA) / (CV - FA) * (PP - PPF)
                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        60,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  87

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




--------------------------------------------------------------------------------
 88  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

CURRENT CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds.

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously        50,000.00             50,000.00
                                            surrendered (PP):
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (FA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                 FA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine PPF, the amount by which the
          total free amount (FA) exceeds earnings.
                                      Total free amount (FA):        10,000.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                PPF (but not less than zero):             0.00              4,200.00

STEP 4.   Next we determine PS, the amount by which the
          contract value is reduced by the surrender.
                PS (determined by iterative process described        15,376.34             16,062.31
                                                      above):

STEP 5. Now we can determine how much of the PP is being surrendered (PPS) as follows:
          PPS = PPF + PPSC
              = PPF + (PS - FA) / (CV - FA) * (PP - PPF)

                                            PPF from Step 3 =             0.00              4,200.00
                                             PS from Step 4 =        15,376.34             16,062.31
                                             CV from Step 1 =        60,000.00             40,000.00
                                             FA from Step 2 =        10,000.00              4,200.00
                                             PP from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =         5,376.34             19,375.80


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  89

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS

STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:         5,376.34             19,375.80
                                                    less PPF:             0.00              4,200.00
                                                                    ----------            ----------
          PPSC = amount of PPS subject to a surrender charge:         5,376.34             15,175.80
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:           376.34              1,062.31

STEP 7.   The dollar amount you will receive as a result of
          your partial surrender is determined as:
                                  Contract value surrendered:        15,376.34             16,062.31
                                            SURRENDER CHARGE:          (376.34)            (1,062.31)
                                                                    ----------            ----------
                              NET PARTIAL SURRENDER PROCEEDS:       $15,000.00            $15,000.00




--------------------------------------------------------------------------------
 90  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: FULL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you surrender the contract for its total value. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

WE CALCULATE THE SURRENDER CHARGE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the total free amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00
STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings.
                                  Contract value surrendered:        60,000.00             40,000.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):        50,000.00             40,000.00

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings.
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00

STEP 5. Now we can determine how much of the PPNPS is being surrendered (PPS) as follows:

          PPS = XSF + (ACV - XSF) / (CV - TFA) * (PPNPS - XSF)

                                            XSF from Step 4 =             0.00              4,200.00
                                            ACV from Step 3 =        50,000.00             40,000.00
                                             CV from Step 1 =        60,000.00             40,000.00
                                            TFA from Step 2 =        10,000.00              4,200.00
                                          PPNPS from Step 1 =        50,000.00             50,000.00
                                                                    ----------            ----------
                                                        PPS =        50,000.00             50,000.00


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  91

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with a
          loss, PPS may be greater than the amount you
          request to surrender:
                                                         PPS:        50,000.00             50,000.00
                                                    less XSF:             0.00              4,200.00
                                                                    ----------            ----------
                 amount of PPS subject to a surrender charge:        50,000.00             45,800.00
                     multiplied by the surrender charge rate:           x 7.0%                x 7.0%
                                                                    ----------            ----------
                                            surrender charge:         3,500.00              3,206.00

STEP 7.   The dollar amount you will receive as a result of
          your full surrender is determined as:
                                  Contract value surrendered:        60,000.00             40,000.00
                                            SURRENDER CHARGE:        (3,500.00)            (3,206.00)
              Contract charge (assessed upon full surrender):           (40.00)               (40.00)
                                                                    ----------            ----------
                                 NET FULL SURRENDER PROCEEDS:       $56,460.00            $36,754.00




--------------------------------------------------------------------------------
 92  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

ORIGINAL CONTRACT: PARTIAL SURRENDER CHARGE CALCULATION -- SEVEN-YEAR SURRENDER CHARGE SCHEDULE:

This is an example of how we calculate the surrender charge on a contract with a seven-year (from the date of EACH purchase payment) surrender charge schedule and the following history:

ASSUMPTIONS:
- We receive a single $50,000 purchase payment;

- During the fourth contract year you request a net partial surrender of $15,000.00. The surrender charge percentage in the fourth year after a purchase payment is 7.0%; and

- You have made no prior surrenders.

WE WILL LOOK AT TWO SITUATIONS, ONE WHERE THE CONTRACT HAS A GAIN AND ANOTHER WHERE THERE IS A LOSS:
--------------------------------------------------------------------------------

                                                                CONTRACT WITH GAIN    CONTRACT WITH LOSS
                      Contract value just prior to surrender:       $60,000.00            $40,000.00
                         Contract value on prior anniversary:        58,000.00             42,000.00

We determine the amount of contract value that must be surrendered in order for the net partial surrender proceeds to match the amount requested. We start with an estimate of the amount of contract value to surrender and calculate the resulting surrender charge and net partial surrender proceeds as illustrated below. We then adjust our estimate and repeat until we determine the amount of contract value to surrender that generates the desired net partial surrender proceeds

WE CALCULATE THE SURRENDER CHARGE FOR EACH ESTIMATE AS FOLLOWS:

STEP 1.   First, we determine the amount of earnings
          available in the contract at the time of surrender
          as:
                 Contract value just prior to surrender (CV):        60,000.00             40,000.00
           Less purchase payments received and not previously
                                         surrendered (PPNPS):        50,000.00             50,000.00
                                                                    ----------            ----------
           Earnings in the contract (but not less than zero):        10,000.00                  0.00

STEP 2.   Next, we determine the Total Free Amount (TFA)
          available in the contract as the greatest of the
          following values:
                                    Earnings in the contract:        10,000.00                  0.00
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                                                                    ----------            ----------
                                TFA (but not less than zero):        10,000.00              4,200.00

STEP 3.   Next we determine ACV, the amount by which the
          contract value surrendered exceeds earnings
                                  Contract value surrendered:        15,376.34             16,062.31
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                ACV (but not less than zero):         5,376.34             16,062.31

STEP 4.   Next we determine XSF, the amount by which 10% of
          the prior anniversary's contract value exceeds
          earnings
               10% of the prior anniversary's contract value:         5,800.00              4,200.00
                               Less earnings in the contract:        10,000.00                  0.00
                                                                    ----------            ----------
                                XSF (but not less than zero):             0.00              4,200.00




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  93

                                                               CONTRACT WITH GAIN       CONTRACT WITH LOSS

STEP 5.   Now we can determine how much of the PPNPS is
          being surrendered (PPS) as follows:
          PPS = XSF + (ACV - XSF) / (CV - TFA) *
          (PPNPS - XSF)
                                         XSF from Step 4 =               0.00                 4,200.00
                                         ACV from Step 3 =           5,376.34                16,062.31
                                          CV from Step 1 =          60,000.00                40,000.00
                                         TFA from Step 2 =          10,000.00                 4,200.00
                                       PPNPS from Step 1 =          50,000.00                50,000.00
                                                                   ----------               ----------
                                                     PPS =           5,376.34                19,375.80
STEP 6.   We then calculate the surrender charge as a
          percentage of PPS. Note that for a contract with
          a loss, PPS may be greater than the amount you
          request to surrender:
                                                      PPS:           5,376.34                19,375.80
                                                 less XSF:               0.00                 4,200.00
                                                                   ----------               ----------
              amount of PPS subject to a surrender charge:           5,376.34                15,175.80
                  multiplied by the surrender charge rate:             x 7.0%                   x 7.0%
                                                                   ----------               ----------
                                         surrender charge:             376.34                 1,062.31
STEP 7.   The dollar amount you will receive as a result
          of your partial surrender is determined as:
                               Contract value surrendered:          15,376.34                16,062.31
                                         SURRENDER CHARGE:            (376.34)               (1,062.31)
                                                                   ----------               ----------
                           NET PARTIAL SURRENDER PROCEEDS:         $15,000.00               $15,000.00




--------------------------------------------------------------------------------
 94  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX B: EXAMPLE -- DEATH BENEFITS

CURRENT CONTRACT:

EXAMPLE -- ROPP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During the third contract year the contract value grows to $23,000.

WE CALCULATE THE ROPP DEATH BENEFIT AS FOLLOWS:
CONTRACT VALUE AT DEATH:                                                              $23,000.00
                                                                                      ----------
Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.54
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------



  THE ROPP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  95

ORIGINAL CONTRACT:

EXAMPLE -- ROP DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $20,000; and

- on the first contract anniversary you make an additional purchase payment of $5,000; and

- During the second contract year the contract value falls to $22,000 and you take a $1,500 (including surrender charge) partial surrender; and

- During third contract year the contract value grows to $23,000.

WE CALCULATE THE ROP DEATH BENEFIT AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $23,000.00
                                                                                      ----------
2. Purchase payments minus adjusted partial surrenders:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.54
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------




  THE ROP DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE TWO VALUES:
  $23,295.45

EXAMPLE -- MAV DEATH BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $25,000; and

- on the first contract anniversary the contract value grows to $26,000; and

- During the second contract year the contract value falls to $22,000, at which point you take a $1,500 (including surrender charge) partial surrender, leaving a contract value of $20,500.

WE CALCULATE THE MAV DEATH BENEFIT, WHICH IS BASED ON THE GREATER OF THREE VALUES,
AS FOLLOWS:
1. CONTRACT VALUE AT DEATH:                                                           $20,500.00
                                                                                      ----------
2. PURCHASE PAYMENTS MINUS ADJUSTED PARTIAL SURRENDERS:
        Total purchase payments:                                                      $25,000.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $25,000
        ----------------  =                                                            -1,704.55
             $22,000
                                                                                      ----------
        for a death benefit of:                                                       $23,295.45
                                                                                      ----------
3. THE MAV IMMEDIATELY PRECEDING THE DATE OF DEATH:
        Greatest of your contract anniversary values:                                 $26,000.00
        plus purchase payments made since the prior anniversary:                           +0.00
        minus adjusted partial surrenders, calculated as:

        $1,500 x $26,000
        ----------------  =                                                            -1,772.73
             $22,000
                                                                                      ----------

        for a death benefit of:                                                       $24,227.27
                                                                                      ----------




  THE MAV DEATH BENEFIT, CALCULATED AS THE GREATEST OF THESE THREE VALUES, WHICH
  IS THE MAV:                                                         $24,227.27


--------------------------------------------------------------------------------
 96  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX C: EXAMPLE -- ACCUMULATION PROTECTOR BENEFIT RIDER

The following example shows how the Accumulation Protector Benefit rider works based on hypothetical values. It is not intended to depict investment performance of the contract.

The example assumes:

- You purchase the contract with a seven-year withdrawal schedule (with the Accumulation Protector Benefit rider) with a payment of $100,000. No purchase payment credit applies.

- You make no additional purchase payments.

- You do not exercise the elective step-up option.


                                       MCAV
END OF       PARTIAL SURRENDER      ADJUSTMENT                  ACCUMULATION      HYPOTHETICAL
CONTRACT         (BEGINNING        FOR PARTIAL                     BENEFIT           ASSUMED
YEAR              OF YEAR)          SURRENDER        MCAV          AMOUNT        CONTRACT VALUE

1                  $    0             $    0       $100,000        $     0          $112,000

2                       0                  0        102,400              0           128,000

3                       0                  0        108,000              0           135,000

4                       0                  0        108,000              0           118,000

5                       0                  0        108,000              0           100,000

6                   2,000              2,160        105,840              0           122,000

7                       0                  0        112,000              0           140,000

8                       0                  0        112,000              0           121,000

9                   5,000              4,628        107,372              0            98,000

10                      0                  0        107,372         22,372            85,000




--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  97

APPENDIX D: SECURESOURCE RIDER DISCLOSURE

SECURESOURCE RIDERS

There are two optional SecureSource riders available under your contract:

- SecureSource - Single Life; or

- SecureSource - Joint Life.

The information in this section applies to both SecureSource riders, unless otherwise noted.

The SecureSource - Single Life rider covers one person. The SecureSource - Joint Life Rider covers two spouses jointly who are named at contract issue. You may elect only the SecureSource - Single Life rider or the SecureSource - Joint Life rider, not both, and you may not switch riders later. You must elect the rider when you purchase your contract. The rider effective date will be the contract issue date.

The SecureSource rider is an optional benefit that you may select for an additional annual charge if:

- SINGLE LIFE: you and the annuitant are 80 or younger on the date the contract is issued; or

- JOINT LIFE: you and your spouse are 80 or younger on the date the contract is issued.

The SecureSource rider is not available under an inherited qualified annuity.

The SecureSource rider guarantees (unless the rider is terminated. See "Rider Termination" heading below.) that regardless of the investment performance of your contract you will be able to withdraw up to a certain amount each year from the contract before the annuity payouts begin until:

- SINGLE LIFE: you have recovered at minimum all of your purchase payments or, if later, until death (see "At Death" heading below) -- even if the contract value is zero.

- JOINT LIFE: you have recovered at minimum all of your purchase payments or, if later, until the death of the last surviving covered spouse (see "Joint Life only: Covered Spouses" and "At Death" headings below), even if the contract value is zero.

For the purpose of this rider, the term "withdrawal" is equal to the term "surrender" in the contract or any riders. Withdrawals will adjust contract values and benefits in the same manner as surrenders.

The SecureSource rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the SecureSource rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited withdrawals in each contract year and guarantees that over time the withdrawals will total an amount equal to, at minimum, your purchase payments (unless the rider is terminated. See "Rider Termination" heading below). Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment
    (GBP)", "Remaining Benefit Payment (RBP)", "Guaranteed Benefit Amount (GBA)" and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited withdrawals until the later of:

- SINGLE LIFE: death (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below);

- JOINT LIFE: death of the last surviving covered spouse (see "At Death" heading below) or until the RBA (under the basic withdrawal benefit) is reduced to zero (unless the rider is terminated. See "Rider Termination" heading below).

Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment (ALP)", "Remaining Annual Lifetime Payment (RALP)", "Single Life only:
Covered Person", "Joint Life only: Covered Spouses" and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the:

- SINGLE LIFE: covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below);

- JOINT LIFE: younger covered spouse reaches age 68, or the rider effective date if the younger covered spouse is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" and "Annual Lifetime Payments (ALP)" headings below).


--------------------------------------------------------------------------------
 98  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

Provided annuity payouts have not begun, the SecureSource rider guarantees that you may take the following withdrawal amounts each contract year:

- Before the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawal of the sum of both the RALP and the RBP in a contract year.

If you withdraw less than the allowed withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your withdrawals in each contract year do not exceed the annual withdrawal amount allowed under the rider:

- SINGLE LIFE: and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for withdrawal will not decrease;

- JOINT LIFE: the guaranteed amounts available for withdrawal will not decrease.

If you withdraw more than the allowed withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below).

Please note that basic withdrawal benefit and lifetime withdrawal benefit each has its own definition of the allowed annual withdrawal amount. Therefore a withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the basic withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN program model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the end of the waiting period. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether a SecureSource rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) SINGLE LIFE: Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant except as otherwise provided below (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contact); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

      JOINT LIFE: Once the contract value equals zero, payments are made for as long as either covered spouse is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the death of the last surviving covered spouse (see "At Death" heading below).


--------------------------------------------------------------------------------
     RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  99

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on

      (i) SINGLE LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below), unless there has been a spousal continuation or ownership change; or

      (ii) JOINT LIFE: the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below).

      Any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program model portfolios or investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect the rider. (See "Making the Most of Your Contract -- Portfolio Navigator Program.") You may allocate qualifying purchase payments and any purchase payment credits to the DCA fixed account, when available (see "DCA Fixed Account"), and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. You may make two elective PN program model portfolio or investment option changes per contract year; we reserve the right to limit elective PN program model portfolio or investment option changes if required to comply with the written instructions of a fund (see "Market Timing").

You can allocate your contract value to any available PN program investment option during the following times: (1) prior to your first withdrawal and (2) following a benefit reset as described below but prior to any subsequent withdrawal. During these accumulation phases, you may request to change your PN program model portfolio or investment option to any available PN program investment option.

Immediately following a withdrawal your contract value will be reallocated to the target investment option as shown in your contract if your current PN program model portfolio or investment option is more aggressive than the target PN program model portfolio or investment option. If you are in the static model portfolio this reallocation will be made to the applicable fund of funds investment option. This automatic reallocation is not included in the total number of allowed PN program model portfolio or investment option changes per contract year and will not cause your rider fee to increase. The target PN program investment option is currently the Moderate investment option. We reserve the right to change the target investment option to an investment option that is more aggressive than the current target investment option after 30 days written notice.

After you have taken a withdrawal and prior to any benefit reset as described below, you are in a withdrawal phase. During withdrawal phases you may request to change your PN program model portfolio or investment option to the target or any PN program model portfolio or investment option that is more conservative than the target PN program model portfolio or investment option without a benefit reset as described below. If you are in a withdrawal phase and you choose to allocate your contract value an investment option that is more aggressive than the target investment option, your rider benefit will be reset as follows:

(a) the total GBA will be reset to the lesser of its current value or the contract value; and

(b) the total RBA will be reset to the lesser of its current value or the contract value; and

(c) the ALP, if established, will be reset to the lesser of its current value or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value; and

(d) the GBP will be recalculated as described below, based on the reset GBA and RBA; and

(e) the RBP will be recalculated as the reset GBP less all prior withdrawals made during the current contract year, but not be less than zero; and

(f) the RALP will be recalculated as the reset ALP less all prior withdrawals made during the current contract year, but not be less than zero.

You may request to change your investment option (or change from the model portfolio to an investment option) by written request on an authorized form or by another method agreed to by us.


--------------------------------------------------------------------------------
 100  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation because:

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty. You should consult your tax advisor before you select this optional rider if you have any questions about the use of the rider in your tax situation.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for your contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. See Appendix F for additional information.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE SECURESOURCE RIDER ARE DESCRIBED BELOW:

WITHDRAWAL: The amount by which your contract value is reduced as a result of any withdrawal request. It may differ from the amount of your request due to any surrender charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative withdrawals guaranteed by the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. It is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  101

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by the rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment plus any purchase payment credit).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING
The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for withdrawal in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above).

The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount plus any purchase payment credit.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment plus any purchase payment credit. Each payment's GBP will be reset to 7% of that purchase payment plus any purchase payment credit. The step up reversal will only happen once during the waiting period, when the first withdrawal is made.


--------------------------------------------------------------------------------
 102  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for withdrawal for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount may be less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:
- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the withdrawal less the amount of the withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCESSING AND RBA EXCESS WITHDRAWAL PROCESSING ARE APPLIED and the amount available for future withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

SINGLE LIFE ONLY: COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered person is the oldest contract owner or annuitant. If the owner is a nonnatural person, i.e., a trust or corporation, the covered person is the oldest annuitant. A spousal continuation or a change of contract ownership may reduce the amount of the lifetime withdrawal benefit and may change the covered person.

JOINT LIFE ONLY: COVERED SPOUSES: The contract owner and his or her legally married spouse as defined under federal law, as named on the application for as long as the marriage is valid and in effect. If the contract owner is a nonnatural person (e.g., a trust), the covered spouses are the annuitant and the legally married spouse of the annuitant. The covered spouses lives are used to determine when the ALP is established, and the duration of the ALP payments (see "Annual Lifetime Payment (ALP)" heading below). The covered spouses are established on the rider effective date and cannot be changed.

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA):
- SINGLE LIFE: The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68.

- JOINT LIFE: The age of the younger covered spouse at which time the lifetime benefit is established.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP under the lifetime withdrawal benefit is at any time the amount available for withdrawals in each contract year after the waiting period until the later of:

- SINGLE LIFE: death; or

- JOINT LIFE: death of the last surviving covered spouse; or

- the RBA is reduced to zero.

The maximum ALP is:

- SINGLE LIFE: $300,000;

- JOINT LIFE: $275,000.

Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.


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During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- SINGLE LIFE: The later of the contract effective date or the contract anniversary date on/following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- JOINT LIFE: The ALP is established as 5.5% of the total RBA on the earliest of the following dates:

  (a) the rider effective date if the younger covered spouse has already reached age 68.

  (b) the rider anniversary on/following the date the younger covered spouse reaches age 68.

  (c) upon the first death of a covered spouse, then

       (1) the date we receive written request when the death benefit is not payable and the surviving covered spouse has already reached age 68; or

       (2) the date spousal continuation is effective when the death benefit is payable and the surviving covered spouse has already reached age 68; or

       (3) the rider anniversary on/following the date the surviving covered spouse reaches age 68.

  (d) Following dissolution of marriage of the covered spouses,

       (1) the date we receive written request if the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) has already reached age 68; or

       (2) the rider anniversary on/following the date the remaining covered spouse who is the owner (or annuitant in the case of nonnatural ownership) reaches age 68.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- SINGLE LIFE: At spousal continuation or contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

The step up reversal will only happen once during the waiting period, when the first withdrawal is made.

- When you make a withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. If the withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for withdrawal for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the RALP is zero.


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THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The RALP is established at the same time as the ALP, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP less all prior withdrawals made in the contract year but not less than zero.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by:

       - SINGLE LIFE: 6%;

       - JOINT LIFE: 5.5%,

       of the purchase payment amount.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make any withdrawal -- the RALP equals the RALP immediately prior to the withdrawal less the amount of the withdrawal but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCESSING IS APPLIED and may reduce the amount available for future withdrawals. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from your contract and your RMD calculated separately for your contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of your RMD that exceeds the RBP or RALP on the most recent rider anniversary will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is for your contract alone;

- The RMD is based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

- The RMD amount is otherwise based on the requirements of section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of the rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above. See Appendix F for additional information.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP and RALP, and may extend the payment period or increase the allowable payment.

The annual step up may be available as described below, subject to the following rules:

- The annual step up is effective on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- On any rider anniversary where the RBA or, if established, the ALP would increase and the application of the step up would not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.


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- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary as long as either the contract value is greater than the total RBA or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value is greater than the ALP, if established, on the step-up date. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP does not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset to the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or:

  - SINGLE LIFE: 6%;

  - JOINT LIFE: 5.5%,

  of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset to the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.

SPOUSAL OPTION TO CONTINUE THE CONTRACT UPON OWNER'S DEATH (SPOUSAL
CONTINUATION):

SINGLE LIFE: If a surviving spouse elects to continue the contract and continues the contract as the new owner under the spousal continuation provision of the contract, the SecureSource -- Single Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate; if the covered person changes due to the spousal continuation the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending

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 106  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS
  with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less all prior withdrawals made in the current contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

JOINT LIFE: If a surviving spouse is a covered spouse and elects the spousal continuation provision of the contract as the new owner, the SecureSource -- Joint Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled and any waiting period limitations on withdrawals and step-ups terminate. The surviving covered spouse can name a new beneficiary, however, a new covered spouse cannot be added to the rider.

SPOUSAL CONTINUATION STEP UP: At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RULES FOR WITHDRAWAL PROVISION OF YOUR CONTRACT: Minimum account values following a withdrawal no longer apply to your contract. For withdrawals, the withdrawal will be made from the variable subaccounts, the one-year fixed account (if applicable) and the DCA fixed account in the same proportion as your interest in each bears to the contract value. You cannot specify from which accounts the withdrawal is to be made.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero as a result of fees or charges or a withdrawal that is less than or equal to the RBP. In this scenario, you can choose to:

    (a) receive the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: wait until the rider anniversary following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or

    (c) JOINT LIFE: wait until the rider anniversary following the date the younger covered spouse reaches age 68, and then receive the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to both the RBP and the RALP. In this scenario, you can choose to receive:

    (a) the remaining schedule of GBPs until the RBA equals zero; or

    (b) SINGLE LIFE: the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero; or.

    (c) JOINT LIFE: the ALP annually until the latter of (i) the death of the last surviving covered spouse, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the:

    - SINGLE LIFE: covered person;

    - JOINT LIFE: last surviving covered spouse.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;


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- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- SINGLE LIFE: The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

- JOINT LIFE: If the owner had been receiving the ALP, upon the first death the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero. In all other situations the death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The SecureSource rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than both the RALP and the RBP. This is full withdrawal of the contract value.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH:

SINGLE LIFE: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or 3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

JOINT LIFE: If the death benefit becomes payable at the death of a covered spouse, the surviving covered spouse must utilize the spousal continuation provision of the contract and continue the contract as the new owner to continue the joint benefit. If spousal continuation is not available under the terms of the contract, the rider terminates. The lifetime benefit of this rider ends at the death of the last surviving covered spouse.

If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may: 1) elect to take the death benefit under the terms of the contract, 2) take the fixed payout option available under this rider, or
3) continue the contract under the spousal continuation provision of the contract above.

If the contract value equals zero at the first death of a covered spouse, the ALP will continue to be paid annually until the later of: 1) the death of the last surviving covered spouse or 2) the RBA is reduced to zero.

If the contract value equals zero at the death of the last surviving covered spouse, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE:

SINGLE LIFE: If the contract changes ownership (see "Changing Ownership"), the GBA, RBA, GBP, RBP values will remain unchanged and the ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the

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

  ALP or total purchase payments multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to equal the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

JOINT LIFE: Ownership changes are only allowed between the covered spouses or their revocable trust(s). No other ownership changes are allowed as long as the rider is in force.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the SecureSource rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payouts have been made for less than the RBA, the remaining payouts will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed using a life expectancy table published by the IRS.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the remaining schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The SecureSource rider cannot be terminated either by you or us except as follows:

1. SINGLE LIFE: After the death benefit is payable the rider will terminate if your spouse does not use the spousal continuation provision of the contract to continue the contract.

2. JOINT LIFE: After the death benefit is payable the rider will terminate if:

  (a) any one other than a covered spouse continues the contract, or

  (b) a covered spouse does not use the spousal continuation provision of the contract to continue the contract.

3. Annuity payouts under an annuity payout plan will terminate the rider.

4. Termination of the contract for any reason will terminate the rider.

5. When a beneficiary elects an alternative payment plan which is an inherited IRA, the rider will terminate.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  109

APPENDIX E: EXAMPLE -- SECURESOURCE SERIES OF RIDERS

EXAMPLE: SECURESOURCE STAGES NY

EXAMPLE #1: SINGLE LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 65.


- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.



- You elect the Moderate portfolio at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $5,000    $5,000       5%

1                 0          0        98,000     108,000    100,000   5,400     5,400       5%

2                 0          0       105,000     114,000    105,000   5,700     5,700       5%

3                 0          0       118,000     120,000    118,000   6,000     6,000       5%

3.5               0      6,000       112,000     120,000    112,000   6,000         0       5%

4                 0          0       115,000     120,000    115,000   6,000     6,000       5%

5                 0          0       130,000     130,000    130,000   7,150(1)  7,150(1)  5.5%(1)

6                 0          0       110,000     130,000    130,000   7,150     7,150     5.5%

7                 0          0       100,000     130,000    130,000   7,150     7,150     5.5%

7.5               0     10,000        90,000     117,000(2) 108,000(2)6,435(2)      0     5.5%

8                 0          0        80,000     117,000    108,000   6,435     6,435     5.5%

9                 0          0        95,000     117,000    108,000   6,435     6,435     5.5%



(1) Because the Annual Step-Up increased the BB on the anniversary and the covered person's attained age is in a higher age band, the Lifetime Payment Percentage increased.
(2) The $10,000 withdrawal is greater than the $7,150 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
 110  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: JOINT LIFE BENEFIT

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You and your spouse are joint owners and are both age 58.

- Annual step-ups are applied each anniversary when available, where the contract value is greater than the PBG and/or the BB. Applied annual step-ups are indicated in BOLD.


- You elect the Moderate portfolio at issue.



                                  HYPOTHETICAL                                          LIFETI-
CONTRACT                             ASSUMED                                               ME
DURATION   PURCHASE    PARTIAL      CONTRACT                                            PAYMENT
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        BB         PBG      ALP      RALP    PERCENT

At Issue   $100,000         NA      $100,000    $100,000   $100,000  $3,500    $3,500     3.5%

1                 0          0        98,000     100,000    100,000   4,500(1)  4,500(1)  4.5%

2                 0          0       105,000     105,000    105,000   4,725     4,725     4.5%

3                 0          0       104,000     113,000(2) 105,000   5,085     5,085     4.5%

4                 0          0       115,000     119,000    115,000   5,355     5,355     4.5%

4.5               0      5,355       109,645     119,000    109,645   5,355         0     4.5%

5                 0          0       130,000     130,000    130,000   5,850     5,850     4.5%

6                 0          0       110,000     130,000    130,000   5,850     5,850     4.5%

7                 0          0       100,000     130,000    130,000   5,850     5,850     4.5%

7.5               0     10,000        90,000     117,000(3) 108,000(3)5,265(3)      0     4.5%

8                 0          0        80,000     117,000    108,000   5,265     5,265     4.5%

9                 0          0        95,000     117,000    108,000   5,265     5,265     4.5%


(1) Because the younger covered spouse's attained age is in a higher age band and no withdrawal has been taken, the Lifetime Payment Percentage increased.
(2) You begin receiving credits on the anniversary after the younger covered spouse turns age 61.
(3) The $10,000 withdrawal is greater than the $5,850 RALP allowed under the rider and therefore excess withdrawal processing is applied. The BB and PBG are reset as described in the "Lifetime Benefit Description -- Determination of Adjustment of Benefit Values".


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  111

EXAMPLE: SECURESOURCE RIDERS


EXAMPLE #1: SINGLE LIFE BENEFIT: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program model portfolio or moderate investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program model portfolio or investment option. The target PN program model portfolio or investment option under the contract is the Moderate PN program model portfolio or investment option.


                                                                                            LIFETIME
                                  HYPOTHETICAL                                             WITHDRAWAL
CONTRACT                             ASSUMED          BASIC WITHDRAWAL BENEFIT              BENEFIT
DURATION   PURCHASE    PARTIAL      CONTRACT    ------------------------------------   -----------------
IN YEARS   PAYMENTS  WITHDRAWALS      VALUE        GBA        RBA      GBP      RBP      ALP       RALP

At Issue   $100,000    $   N/A      $100,000    $100,000   $100,000  $7,000   $7,000    $  N/A    $  N/A

0.5               0      5,000        92,000     100,000     95,000   7,000    2,000       N/A       N/A

1                 0          0        90,000      90,000(1)  90,000(1)6,300    6,300       N/A       N/A

2                 0          0        81,000      90,000     90,000   6,300    6,300       N/A       N/A

5                 0          0        75,000      90,000     90,000   6,300    6,300     5,400(2)  5,400(2)

5.5               0      5,400        70,000      90,000     84,600   6,300      900     5,400         0

6                 0          0        69,000      90,000     84,600   6,300    6,300     5,400     5,400

6.5               0      6,300        62,000      90,000     78,300   6,300        0     3,720(3)      0

7                 0          0        64,000      90,000     78,300   6,300    6,300     3,840     3,840

7.5               0     10,000        51,000      51,000(4)  51,000(4)3,570        0     3,060(4)      0

8                 0          0        55,000      55,000     55,000   3,850    3,850     3,300     3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation, contract ownership change, or PN program model portfolio and investment option changes), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program model portfolio or investment option during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP (if established) is reset to the lesser of the prior ALP or 6% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68 as 6% of the RBA.
(3) The $6,300 withdrawal is greater than the $5,400 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,840 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 112  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #2: SINGLE LIFE BENEFIT: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are the sole owner and also the annuitant. You are age 68.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider. Your spouse is over age 68 and is the new covered person.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,600(5)    6,600(5)

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,600       6,600


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, contract ownership change, or PN program model portfolio and investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,600 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(5) At spousal continuation, the ALP is reset to the lesser of the prior ALP or 6% of the contract value and the RALP is reset to the ALP.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  113

EXAMPLE #3: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS NOT REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:
- You purchase the contract with a payment of $100,000 and make no additional payments to the contract.

- You are age 62 and your spouse is age 63.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- You elect the Moderate PN program model portfolio or investment option at issue. On the 1st contract anniversary, you elect to change to the Moderately Aggressive PN program model portfolio or investment option. The target PN program model portfolio or investment option under the contract is the Moderate PN program model portfolio or investment option.

- Your death occurs after 9 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         5,000           92,000        100,000       95,000      7,000      2,000         N/A         N/A

1                   0             0           90,000         90,000(1)    90,000(1)   6,300      6,300         N/A         N/A

2                   0             0           81,000         90,000       90,000      6,300      6,300         N/A         N/A

6                   0             0           75,000         90,000       90,000      6,300      6,300       4,950(2)    4,950(2)

6.5                 0         4,950           70,000         90,000       85,050      6,300      1,350       4,950           0

7                   0             0           69,000         90,000       85,050      6,300      6,300       4,950       4,950

7.5                 0         6,300           62,000         90,000       78,750      6,300          0       3,410(3)        0

8                   0             0           64,000         90,000       78,750      6,300      6,300       3,520       3,520

8.5                 0        10,000           51,000         51,000(4)    51,000(4)   3,570          0       2,805(4)        0

9                   0             0           55,000         55,000       55,000      3,850      3,850       3,025       3,025

9.5                 0             0           54,000         55,000       55,000      3,850      3,850       3,025       3,025

10                  0             0           52,000         55,000       55,000      3,850      3,850       3,025       3,025


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio and investment option changes), your spouse can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,025 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) Allocation to the Moderately Aggressive PN program model portfolio during a withdrawal phase will reset the benefit. The GBA is reset to the lesser of the prior GBA or the contract value. The RBA is reset to the lesser of the prior RBA or the contract value. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value. Any future withdrawals will reallocate your contract value to the Moderate PN program model portfolio or investment option if you are invested more aggressively than the Moderate PN program model portfolio or investment option.
(2) The ALP and RALP are established on the contract anniversary date following the date the younger covered spouse reaches age 68 as 5.5% of the RBA.
(3) The $6,300 withdrawal is greater than the $4,950 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $6,300 RBP allowed under the basic withdrawal benefit and the $3,520 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
 114  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

EXAMPLE #4: JOINT LIFE BENEFIT: YOUNGER COVERED SPOUSE HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000 and make no additional payments to the contract

- You are age 71 and your spouse is age 70.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 5.5% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.

- Your death occurs after 6 1/2 contract years and your spouse continues the contract and rider; the lifetime benefit is not reset.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $5,500      $5,500

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    5,775       5,500(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,050       5,500(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,050       6,050(2)

3.5                 0         6,050          110,000        110,000      103,950      7,700      1,650       6,050           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,325       6,325

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,325(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       6,600       6,600

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       6,600(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       6,875       6,875

6.5                 0             0          110,000        125,000      125,000      8,750      8,750       6,875       6,875

7                   0             0          105,000        125,000      125,000      8,750      8,750       6,875       6,875


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, or PN program model portfolio and investment option changes), your spouse can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $6,875 each year until the later of your spouse's death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,325 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $6,600 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 5.5% of the contract value following the withdrawal.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  115

APPENDIX F: SECURESOURCE SERIES OF RIDERS -- ADDITIONAL RMD DISCLOSURE

This appendix describes our current administrative practice for determining the amount of withdrawals in any contract year which an owner may take under the SecureSource series of riders to satisfy the RMD rules under 401(a)(9) of the Code without application of the excess withdrawal processing described in the rider. We reserve the right to modify this administrative practice at any time upon 30 days' written notice to you.

For owners subject to annual RMD rules under Section 401(a)(9) of the Code, amounts you withdraw from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

(1) For SecureSource riders, if on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year*,

    - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.
    - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.
    - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the SecureSource series of riders.

(2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current contract year,*

    - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.
    - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.
    - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.
    - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the SecureSource series of riders.

(3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

    - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.
    - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

The ALERMDA is:

(1) determined by us each calendar year;

(2) based solely on the value of the contract to which the SecureSource Series rider is attached as of the date we make the determination;

(3) based on your recalculated life expectancy taken from the Uniform Lifetime Table under the Code; and

(4) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

      1. an individual retirement annuity (Section 408(b));
      2. a Roth individual retirement account (Section 408A);
      3. a Simplified Employee Pension plan (Section 408(k));
      4. a tax-sheltered annuity rollover (Section 403(b)).


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In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years.

Please contact your tax advisor about the impact of those rules prior to purchasing one of the SecureSource series of riders.


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APPENDIX G: PURCHASE PAYMENT CREDITS FOR ELIGIBLE CONTRACTS

Contracts with a seven-year surrender charge schedule with applications signed before June 19, 2006 will receive a purchase payment credit for any purchase payment made to the contract.

We apply a credit to your contract of 1% of your current purchase payment. We apply this credit immediately. We allocate the credit to the one-year fixed account and the subaccounts in the same proportions as your purchase payment.

We will reverse credits from the contract value for any purchase payment that is not honored (if, for example, your purchase payment check is returned for insufficient funds).

Because of higher charges, there may be circumstances where you may be worse off for having received the credit than in other contracts. All things being equal (such as guarantee availability or fund performance and availability), this may occur if you hold your contract for 15 years or more. This also may occur if you make a full surrender in the first seven years. You should consider these higher charges and other relevant factors before you buy this contract or before you exchange a contract you currently own for this contract.

This credit is made available through revenue from higher surrender charges and contract administrative charges than would otherwise be charged. In general, we do not profit from the higher charges assessed to cover the cost of the purchase payment credit. We use all the revenue from these higher charges to pay for the cost of the credits. However, we could profit from the higher charges if market appreciation is higher than expected or if contract owners hold their contracts for longer than expected.


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APPENDIX H: ASSET ALLOCATION PROGRAMS FOR CONTRACTS WITH APPLICATIONS SIGNED
BEFORE JUNE 19, 2006

ASSET ALLOCATION PROGRAM

For contracts with applications signed before June 19, 2006, we offered an asset allocation program. You could elect to participate in the asset allocation program, and there is no additional charge. If you purchased an optional Accumulation Protector Benefit rider, Guarantor Withdrawal Benefit rider or Income Assurer Benefit rider, you are required to participate in the asset allocation program under the terms of the rider.

This asset allocation program allows you to allocate your contract value to a model portfolio that consists of subaccounts, which represent various asset classes. By spreading your contract value among these various asset classes, you may be able to reduce the volatility in your contract value, but there is no guarantee that this will occur.

Asset allocation does not guarantee that your contract will increase in value nor will it protect against a decline in value if market prices fall. If you choose or are required to participate in the asset allocation program, you are responsible for determining which model portfolio is best for you. Your investment professional can help you make this determination. In addition, your investment professional may provide you with an investor questionnaire, a tool that can help you determine which model portfolio is suited to your needs based on factors such as your investment goals, your tolerance for risk, and how long you intend to invest.

Currently, there are five model portfolios ranging from conservative to aggressive. You may not use more than one model portfolio at a time. You are allowed to request a change to another model portfolio twice per contract year. Each model portfolio specifies allocation percentages to each of the subaccounts that make up that model portfolio. By participating in the asset allocation program, you authorize us to invest your contract value in the subaccounts according to the allocation percentages stated for the specific model portfolio you have selected. You also authorize us to automatically rebalance your contract value quarterly beginning three months after the effective date of your contract in order to maintain alignment with the allocation percentages specified in the model portfolio.

Under the asset allocation program, the subaccounts that make up the model portfolio you selected and the allocation percentages to those subaccounts will not change unless we adjust the composition of the model portfolio to reflect the liquidation, substitution or merger of an underlying fund, a change of investment objective by an underlying fund or when an underlying fund stops selling its shares to the variable account. We reserve the right to change the terms and conditions of the asset allocation program upon written notice to you.

If permitted under applicable securities law, we reserve the right to:

- reallocate your current model portfolio to an updated version of your current model portfolio; or

- substitute a fund of funds for your current model portfolio.

We also reserve the right to discontinue the asset allocation program. We will give you 30 days' written notice of any such change.

If you elected to participate in the asset allocation program, you may discontinue your participation in the program at any time by giving us written notice. Upon cancellation, automated rebalancing associated with the asset allocation program will end. You can elect to participate in the asset allocation program again at any time.


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APPENDIX I: GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER -- DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER

The Guarantor Withdrawal Benefit for Life rider is an optional benefit that you may select for an additional annual charge if:

- your contract application has been signed on or after June 19, 2006; and

- you and the annuitant are 80 or younger on the date the contract is issued.

The Guarantor Withdrawal Benefit for Life rider is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit for Life rider when you purchase your contract. The rider effective date will be the contract issue date.

The Guarantor Withdrawal Benefit for Life rider guarantees that you will be able to withdraw up to a certain amount each year from the contract, regardless of the investment performance of your contract before the annuity payments begin, until you have recovered at minimum all of your purchase payments. And, under certain limited circumstances defined in the rider, you have the right to take a specified amount of partial withdrawals in each contract year until death (see "At Death" heading below) -- even if the contract value is zero.

Your contract provides for annuity payments to begin on the retirement date (see "Buying Your Contract -- The Retirement Date"). Before the retirement date, you have the right to withdraw some or all of your contract value, less applicable administrative, withdrawal and rider charges imposed under the contract at the time of the withdrawal (see "Making the Most of Your Contract -- Withdrawals"). Because your contract value will fluctuate depending on the performance of the underlying funds in which the subaccounts invest, the contract itself does not guarantee that you will be able to take a certain withdrawal amount each year before the annuity payments begin, nor does it guarantee the length of time over which such withdrawals can be made before the annuity payments begin.

The Guarantor Withdrawal Benefit for Life rider may be appropriate for you if you intend to make periodic withdrawals from your annuity contract and wish to ensure that market performance will not adversely affect your ability to withdraw your principal over time.

Under the terms of the Guarantor Withdrawal Benefit for Life rider, the calculation of the amount which can be withdrawn in each contract year varies depending on several factors, including but not limited to the waiting period (see "Waiting period" heading below) and whether or not the lifetime withdrawal benefit has become effective:

(1) The basic withdrawal benefit gives you the right to take limited partial withdrawals in each contract year and guarantees that over time will total an amount equal to, at minimum, your purchase payments. Key terms associated with the basic withdrawal benefit are "Guaranteed Benefit Payment (GBP)," "Remaining Benefit Payment (RBP)," "Guaranteed Benefit Amount (GBA)," and "Remaining Benefit Amount (RBA)." See these headings below for more information.

(2) The lifetime withdrawal benefit gives you the right, under certain limited circumstances defined in the rider, to take limited partial withdrawals until the later of death (see "At Death" heading below) or until the RBA [under the basic withdrawal benefit] is reduced to zero. Key terms associated with the lifetime withdrawal benefit are "Annual Lifetime Payment
    (ALP)," "Remaining Annual Lifetime Payment (RALP)," "Covered Person," and "Annual Lifetime Payment Attained Age (ALPAA)." See these headings below for more information.

Only the basic withdrawal benefit will be in effect prior to the date that the lifetime withdrawal benefit becomes effective. The lifetime withdrawal benefit becomes effective automatically on the rider anniversary date after the covered person reaches age 68, or the rider effective date if the covered person is age 68 or older on the rider effective date (see "Annual Lifetime Payment Attained Age (ALPAA)" heading below).

Provided annuity payouts have not begun, the Guarantor Withdrawal Benefit for Life rider guarantees that you may take the following partial withdrawal amounts each contract year:

- After the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the GBP;

- During the waiting period and before the establishment of the ALP, the rider guarantees that each year you can cumulatively withdraw an amount equal to the value of the RBP at the beginning of the contract year;

- After the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal the ALP or the GBP, but the rider does not guarantee withdrawals of the sum of both the ALP and the GBP in a contract year;


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- During the waiting period and after the establishment of the ALP, the rider guarantees that each year you have the option to cumulatively withdraw an amount equal to the value of the RALP or the RBP at the beginning of the contract year, but the rider does not guarantee withdrawals of the sum of both the RALP and the RBP in a contract year;

If you withdraw less than allowed partial withdrawal amount in a contract year, the unused portion cannot be carried over to the next contract year. As long as your partial withdrawals in each contract year do not exceed the annual partial withdrawal amount allowed under the rider, and there has not been a contract ownership change or spousal continuation of the contract, the guaranteed amounts available for partial withdrawals are protected (i.e., will not decrease).

If you withdraw more than the allowed partial withdrawal amount in a contract year, we call this an "excess withdrawal" under the rider. Excess withdrawals trigger an adjustment of a benefit's guaranteed amount, which may cause it to be reduced (see "GBA Excess Withdrawal Processing," "RBA Excess Withdrawal Processing," and "ALP Excess Withdrawal Processing" headings below). Please note that each of the two benefits has its own definition of the allowed annual withdrawal amount. Therefore a partial withdrawal may be considered an excess withdrawal for purposes of the lifetime withdrawal benefit only, the lifetime withdrawal benefit only, or both.

If your withdrawals exceed the greater of the RBP or the RALP, withdrawal charges under the terms of the contract may apply (see "Charges -- Surrender Charges"). The amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge. We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Making the Most of Your Contract -- Surrenders").

The rider's guaranteed amounts can be increased at the specified intervals if your contract value has increased. An annual step up feature is available at each contract anniversary, subject to certain conditions, and may be applied automatically to your contract or may require you to elect the step up (see "Annual Step Up" heading below). If you exercise the annual step up election, the spousal continuation step up election (see "Spousal Continuation Step Up" heading below) or change your PN model portfolio or investment option, the rider charge may change (see "Charges").

If you take withdrawals during the waiting period, any prior steps ups applied will be reversed and step ups will not be available until the third rider anniversary. You may take withdrawals after the waiting period without reversal of prior step ups.

You should consider whether the Guarantor Withdrawal Benefit for Life rider is appropriate for you because:

- LIFETIME WITHDRAWAL BENEFIT LIMITATIONS: The lifetime withdrawal benefit is subject to certain limitations, including but not limited to:

  (a) Once the contract value equals zero, payments are made for as long as the oldest owner or annuitant is living (see "If Contract Value Reduces to Zero" heading below). However, if the contract value is greater than zero, the lifetime withdrawal benefit terminates at the first death of any owner or annuitant (see "At Death" heading below). Therefore, if there are multiple contract owners or the annuitant is not an owner, the rider may terminate or the lifetime withdrawal benefit may be reduced. This possibility may present itself when:

      (i) There are multiple contract owners -- when one of the contract owners dies the benefit terminates even though other contract owners are still living (except if the contract is continued under the spousal continuation provision of the contract); or

      (ii) The owner and the annuitant are not the same persons -- if the annuitant dies before the owner, the benefit terminates even though the owner is still living. This is could happen, for example, when the owner is younger than the annuitant. This risk increases as the age difference between owner and annuitant increases.

  (b) Excess withdrawals can reduce the ALP to zero even though the GBA, RBA, GBP and/or RBP values are greater than zero. If the both the ALP and the contract value are zero, the lifetime withdrawal benefit will terminate.

  (c) When the lifetime withdrawal benefit is first established, the initial ALP is based on the basic withdrawal benefit's RBA at that time (see "Annual Lifetime Payment (ALP)" heading below). Unless there has been a spousal continuation or ownership change, any withdrawal you take before the ALP is established reduces the RBA and therefore may result in a lower amount of lifetime withdrawals you are allowed to take.

  (d) Withdrawals can reduce both the contract value and the RBA to zero prior to the establishment of the ALP. If this happens, the contract and the Guarantor Withdrawal Benefit for Life rider will terminate.

- USE OF PORTFOLIO NAVIGATOR PROGRAM REQUIRED: You must elect one of the PN program model portfolios or investment options offered under the PN program. This requirement limits your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account (if included) that are available under the contract to contract owners who do not elect this rider. (See "Making the Most of Your
  Contract -- Portfolio Navigator

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  Program.") You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program model portfolio or investment option you have chosen. We reserve the right to limit the number of PN program model portfolios or investment options from which you can select based on the dollar amount of purchase payments you make.

- LIMITATIONS ON PURCHASE PAYMENTS: We may also restrict cumulative additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- LIMITATIONS ON PURCHASE OF OTHER RIDERS UNDER THIS CONTRACT: If you select the Guarantor Withdrawal Benefit for Life rider, you may not elect the Accumulation Protector Benefit rider.

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit for Life rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw from the contract in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than the RBP or RALP under this rider. Any amount you withdraw under the contract's TFA provision that exceeds the RBP or RALP is subject to the excess withdrawal processing described below for the GBA, RBA and ALP.

You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation.

- TAX CONSIDERATIONS FOR NONQUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including partial withdrawals taken from the contract under the terms of this rider, are treated less favorably than amounts received as annuity payments under the contract (see "Taxes -- Nonqualified Annuities"). Withdrawals are considered taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD that exceeds the guaranteed amount of withdrawal available under the rider and such withdrawals may reduce future benefits guaranteed under the rider. While the rider permits certain excess withdrawals to be made for the purpose of satisfying RMD requirements for this contract alone without reducing future benefits guaranteed under the rider, there can be no guarantee that changes in the federal income tax law after the effective date of the rider will not require a larger RMD to be taken, in which case, future guaranteed withdrawals under the rider could be reduced. Additionally, RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  For owners subject to annual RMD rules under Section 401(a)(9) of the Code, the amounts you withdraw each year from this contract to satisfy these rules are not subject to excess withdrawal processing under the terms of the rider subject to the following rules and our current administrative practice:

  (1) If on the date we calculated your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA), it is greater than the RBP from the beginning of the current contract year,

       - Basic Additional Benefit Amount (BABA) will be set equal to that portion of your ALERMDA that exceeds the RBP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

       - Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the BABA. These withdrawals will not be considered excess withdrawals with regard to the GBA and RBA as long as they do not exceed the remaining BABA.

       - Once the BABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the GBA and RBA and will subject them all to the excess withdrawal processing described in the Guarantor Withdrawal Benefit for Life rider.

  (2) If on the date we calculated your ALERMDA, it is greater than the RALP from the beginning of the current Contract Year,

       - A Lifetime Additional Benefit Amount (LABA) will be set equal to that portion of your ALERMDA that exceeds the RALP from the beginning of the current contract year.

       - Any withdrawals taken in a contract year will count first against and reduce the RALP for that contract year.


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       - Once the RALP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce the LABA. These withdrawals will not be considered excess withdrawals with regard to the ALP as long as they do not exceed the remaining LABA.

       - Once the LABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals with regard to the ALP and will subject the ALP to the excess withdrawal processing described by the Guarantor Withdrawal Benefit for Life rider.

  (3) If the ALP is established on a policy anniversary where your current ALERMDA is greater than the new RALP,

       - An initial LABA will be set equal to that portion of your ALERMDA that exceeds the new RALP.

       - This new LABA will be immediately reduced by the amount that total withdrawals in the current calendar year exceed the new RALP, but shall not be reduced to less than zero.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit for Life rider is attached as of the date we make the determination; and

  (3) is otherwise based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Code Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable on the effective date of this prospectus, to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).

  We reserve the right to modify this administrative practice at any time and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit for Life rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your available RBP or RALP amount and may result in the reduction of your GBA, RBA, and/or ALP as described under the excess withdrawal provision of the rider.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g., ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Provisions").

KEY TERMS AND PROVISIONS OF THE GUARANTOR WITHDRAWAL BENEFIT FOR LIFE RIDER ARE DESCRIBED BELOW:

PARTIAL WITHDRAWALS: A withdrawal of an amount that does not result in a full withdrawal of the contract. The partial withdrawal amount is a gross amount and will include any withdrawal charge.

WAITING PERIOD: The period of time starting on the rider effective date during which the annual step up is not available if you take withdrawals. The current waiting period is three years.

GUARANTEED BENEFIT AMOUNT (GBA): The total cumulative amount available for partial withdrawals over the life of the rider under the basic withdrawal benefit. The maximum GBA is $5,000,000. The GBA cannot be withdrawn and is not payable as a death benefit. Rather, the GBA is an interim value used to calculate the amount available for withdrawals each year under the basic withdrawal benefit (see "Guaranteed Benefit Payment" below). At any time, the total GBA is the sum of the individual GBAs associated with each purchase payment.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own GBA equal to the amount of the purchase payment.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).


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- When an individual RBA is reduced to zero -- the GBA that is associated with that RBA will also be set to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBA remains unchanged. If there have been multiple purchase payments, both the total GBA and each payment's GBA remain unchanged.

  (b) is greater than the total RBP -- GBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE GBA. If the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

GBA EXCESS WITHDRAWAL PROCESSING

The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT (RBA): Each withdrawal you make reduces the amount that is guaranteed by this rider as future withdrawals. At any point in time, the RBA equals the amount of GBA that remains available for withdrawals for the remainder of the contract's life, and total RBA is the sum of the individual RBAs associated with each purchase payment. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the RBA is equal to the initial purchase payment.

- When you make additional purchase payments -- each additional purchase payment has its own RBA initially set equal to that payment's GBA (the amount of the purchase payment).

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the RBA associated with each purchase payment will be reset to the amount of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the total RBA is reduced by the amount of the withdrawal. If there have been multiple purchase payments, each payment's RBA is reduced in proportion to its RBP.

  (b) is greater than the total RBP -- RBA EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE RBA. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing is applied AFTER any previously applied annual step ups have been reversed.

RBA EXCESS WITHDRAWAL PROCESSING

The total RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the total RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, both the total RBA and the each payment's RBA will be reset. The total RBA will be reset according to the excess withdrawal processing described above. Each payment's RBA will be reset in the following manner:

1. The withdrawal amount up to the total RBP is taken out of each RBA bucket in proportion to its individual RBP at the time of the withdrawal; and

2. The withdrawal amount above the total RBP and any amount determined by the excess withdrawal processing are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT (GBP): At any time, the amount available for partial withdrawals in each contract year after the waiting period, until the RBA is reduced to zero, under the basic withdrawal benefit. At any point in time, each purchase

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

payment has its own GBP, which is equal to the lesser of that payment's RBA or 7% of that payment's GBA, and the total GBP is the sum of the individual GBPs.

During the waiting period, the guaranteed annual withdrawal amount may be less than the GBP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual withdrawal amount during the waiting period is equal to the value of the RBP at the beginning of the contract year.

THE GBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At contract issue -- the GBP is established as 7% of the GBA value.

- At each contract anniversary -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value.

- When you make additional purchase payments -- each additional purchase payment has its own GBP equal to 7% of the purchase payment amount.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When an individual RBA is reduced to zero -- the GBP associated with that RBA will also be reset to zero.

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the GBA and the RBA associated with each purchase payment will be reset to the amount of that purchase payment. Each payment's GBP will be reset to 7% of that purchase payment. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the total RBP -- the GBP remains unchanged.

  (b) is greater than the total RBP -- each payment's GBP is reset to the lesser of that payment's RBA or 7% of that payment's GBA value, based on the RBA and GBA after the withdrawal. If the partial withdrawal is made during the waiting period, these excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

REMAINING BENEFIT PAYMENT (RBP): The amount available for partial withdrawals for the remainder of the contract year under the basic withdrawal benefit. At any point in time, the total RBP is the sum of the RBPs for each purchase payment. During the waiting period, when the guaranteed amount maybe less than the GBP, the value of the RBP at the beginning of the contract year will be that amount that is actually guaranteed each contract year.

THE RBP IS DETERMINED AT THE FOLLOWING TIMES, CALCULATED AS DESCRIBED:

- At the beginning of each contract year during the waiting period and prior to any withdrawal -- the RBP for each purchase payment is set equal to that purchase payment multiplied by 7%.

- At the beginning of any other contract year -- the RBP for each purchase payment is set equal to that purchase payment's GBP.

- When you make additional purchase payments -- each additional purchase payment has its own RBP equal to that payment's GBP.

- At step up -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At spousal continuation -- (see "Spousal Option to Continue the Contract" heading below).

- When an individual RBA is reduced to zero -- the RBP associated with that RBA will also be reset to zero.

- When you make any partial withdrawal -- the total RBP is reset to equal the total RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. If there have been multiple purchase payments, each payment's RBP is reduced proportionately. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RBP, GBA EXCESS WITHDRAWAL PROCEDURES AND RBA EXCESS WITHDRAWAL PROCESSING IS APPLIED and the amount available for future partial withdrawals for the remainder of the contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in the excess withdrawal processing, the applicable RBP will not yet reflect the amount of the current withdrawal.

COVERED PERSON: The person whose life is used to determine when the ALP is established, and the duration of the ALP payments. The Covered Person is the oldest contract owner or annuitant. The covered person may change during the contract's life if there is a spousal continuation or a change of contract ownership. If the covered person changes, we recompute the benefits guaranteed by the rider, based on the life of the new covered person, which may reduce the amount of the lifetime withdrawal benefit.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  125

ANNUAL LIFETIME PAYMENT ATTAINED AGE (ALPAA): The covered person's age after which time the lifetime benefit can be established. Currently, the lifetime benefit can be established on the later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68.

ANNUAL LIFETIME PAYMENT (ALP): Once established, the ALP at any time is the amount available for withdrawals in each contract year after the waiting period until the later of death (see "At Death" heading below), or the RBA is reduced to zero, under the lifetime withdrawal benefit. The maximum ALP is $300,000. Prior to establishment of the ALP, the lifetime withdrawal benefit is not in effect and the ALP is zero.

During the waiting period, the guaranteed annual lifetime withdrawal amount may be less than the ALP due to the limitations the waiting period imposes on your ability to utilize both annual step-ups and withdrawals (see "Waiting Period" heading above). The guaranteed annual lifetime withdrawal amount during the waiting period is equal to the value of the RALP at the beginning of the contract year.

THE ALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68 -- the ALP is established as 6% of the total RBA.

- When you make additional purchase payments -- each additional purchase payment increases the ALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- At contract ownership change -- (see "Spousal Option to Continue the Contract" and "Contract Ownership Change" headings below).

- When you make a partial withdrawal during the waiting period and after a step up -- Any prior annual step ups will be reversed. Step up reversal means that the ALP will be reset to equal total purchase payments multiplied by 6%. The step up reversal will only happen once during the waiting period, when the first partial withdrawal is made.

- When you make a partial withdrawal at any time and the amount withdrawn is:

  (a) less than or equal to the RALP -- the ALP remains unchanged.

  (b) is greater than the RALP -- ALP EXCESS WITHDRAWAL PROCESSING WILL BE APPLIED TO THE ALP. Please note that if the partial withdrawal is made during the waiting period, the excess withdrawal processing are applied AFTER any previously applied annual step ups have been reversed.

ALP EXCESS WITHDRAWAL PROCESSING
The ALP is reset to the lesser of the ALP immediately prior to the withdrawal, or 6% of the contract value immediately following the withdrawal.

REMAINING ANNUAL LIFETIME PAYMENT (RALP): The amount available for partial withdrawals for the remainder of the contract year under the lifetime withdrawal benefit. During the waiting period, when the guaranteed annual withdrawal amount may be less than the ALP, the value of the RALP at the beginning of the contract year will be the amount that is actually guaranteed each contract year. Prior to establishment of the ALP, the lifetime withdrawal benefit is not effect and the RALP is zero.

THE RALP IS DETERMINED AT THE FOLLOWING TIMES:
- The later of the contract effective date or the contract anniversary date following the date the covered person reaches age 68, and:

  (a) During the waiting period and prior to any withdrawals -- the RALP is established equal to 6% of purchase payments.

  (b) At any other time -- the RALP is established equal to the ALP.

- At the beginning of each contract year during the waiting period and prior to any withdrawals -- the RALP is set equal to the total purchase payments, multiplied by 6%.

- At the beginning of any other contract year -- the RALP is set equal to ALP.

- When you make additional purchase payments -- each additional purchase payment increases the RALP by 6% of the amount of the purchase payment.

- At step ups -- (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

- When you make a partial withdrawal -- the RALP equals the RALP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero. IF YOU WITHDRAW AN AMOUNT GREATER THAN THE RALP, ALP EXCESS WITHDRAWAL PROCEDURES ARE APPLIED and the amount available for future partial withdrawals for the remainder of the

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  contract's life may be reduced by more than the amount of withdrawal. When determining if a withdrawal will result in excess withdrawal processing, the applicable RALP will not yet reflect the amount of the current withdrawal.

REQUIRED MINIMUM DISTRIBUTIONS (RMD): If you are taking RMDs from this contract and the RMD calculated separately for this contract is greater than the RBP or the RALP on the most recent contract anniversary, the portion of the RMD that exceeds the RBP or RALP will not be subject to excess withdrawal processing provided that the following conditions are met:

- The RMD is the life expectancy RMD for this contract alone, and

- The RMD amount is based on the requirements of the Code section 401(a)(9), related Code provisions and regulations thereunder that were in effect on the effective date of this rider.

RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

Withdrawal amounts greater than the RBP or RALP on the contract anniversary date that do not meet these conditions will result in excess withdrawal processing as described above.

STEP UP DATE: The date any step up becomes effective, and depends on the type of step up being applied (see "Annual Step Up" and "Spousal Continuation Step Up" headings below).

ANNUAL STEP UP: Beginning with the first contract anniversary, an increase of the GBA, RBA, GBP, RBP, ALP, and/or RALP values may be available. A step up does not create contract value, guarantee the performance of any investment option, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP, RBP, ALP, and RALP, and may extend the payment period or increase the allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA or, if established, the ALP, would increase on the step up date.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the waiting period, any previously applied step ups will be reversed and the Annual step up will not be available until the end of the waiting period.

- If the application of the step up does not increase the rider charge, the annual step up will be automatically applied to your contract, and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the after close of business, the step up date will be the next valuation day.

- The ALP and RALP are not eligible for step ups until they are established. Prior to being established, the ALP and RALP values are both zero.

- Please note it is possible for the ALP and RALP to step up even if the RBA or GBA do not step up, and it is also possible for the RBA and GBA to step up even if the ALP or RALP do not step up.

The annual step up resets the GBA, RBA, GBP, RBP, ALP and RALP values as follows:

- The total RBA will be reset to the greater of the total RBA immediately prior to the step up date or the contract value on the step up date.

- The total GBA will be reset to the greater of the total GBA immediately prior to the step up date or the contract value on the step up date.

- The total GBP will be reset using the calculation as described above based on the increased GBA and RBA.

- The total RBP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made in the current contract year, but not less than zero.

- The ALP will be reset to the greater of the ALP immediately prior to the step up date or 6% of the contract value on the step up date.

- The RALP will be reset as follows:

  (a) During the waiting period and prior to any withdrawals, the RALP will not be affected by the step up.

  (b) At any other time, the RALP will be reset as the increased ALP less all prior withdrawals made in the current contract year, but not less than zero.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  127

SPOUSAL OPTION TO CONTINUE THE CONTRACT: If a surviving spouse elects to continue the contract, the Guarantor Withdrawal Benefit for Life rider also continues. When the spouse elects to continue the contract, any remaining waiting period is cancelled; the covered person will be re-determined and is the covered person referred to below; and the GBA, RBA, GBP, RBP, ALP and RALP values are affected as follows:

- The GBA, RBA, and GBP values remain unchanged.

- The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the date of continuation -- the ALP will be established on the contract anniversary following the date the covered person reaches age 68 as the lesser of the RBA or the contract anniversary value, multiplied by 6%. The RALP will be established on the same date equal to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the date of continuation -- the ALP will be established on the date of continuation as the lesser of the RBA or the contract value, multiplied by 6%. The RALP will be established on the same date in an amount equal to the ALP less all prior partial withdrawals made in the current contract year, but will not be less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the date of continuation -- the ALP and RALP will be automatically reset to zero for the period of time beginning with the date of continuation and ending with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%, and the RALP will be reset to equal the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the date of continuation -- the ALP will be automatically reset to the lesser of the current ALP or 6% of the contract value on the date of continuation. The RALP will be reset to the ALP less any withdrawals made in the contract year, but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the spousal continuation.

SPOUSAL CONTINUATION STEP UP: If a surviving spouse elects to continue the contract, another elective step up option becomes available. To exercise the step up, the spouse or their investment professional must submit a request within 30 days of the date of continuation. The step up date is the date we receive the spouse's request to step up. If the request is received after the after close of business, the step up date will be the next valuation day. The GBA, RBA, GBP, RBP, ALP and RALP will be reset in the same fashion as the annual step up.

The spousal continuation step up is subject to the following rules:

- If the spousal continuation step up option is exercised and we have increased the charge for the rider, the spouse will pay the charge that is in effect on the step up date.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

IF CONTRACT VALUE REDUCES TO ZERO: If the contract value reduces to zero and the total RBA remains greater than zero, you will be paid in the following scenarios:

1) The ALP has not yet been established and the contract value is reduced to zero for any reason other than full withdrawal of the contract. In this scenario, you can choose to:

  (a) receive the remaining schedule of GBPs until the RBA equals zero; or

  (b) wait until the rider anniversary on/following the date the covered person reaches age 68, and then receive the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

2) The ALP has been established and the contract value reduces to zero as a result of fees or charges, or a withdrawal that is less than or equal to the RALP. In this scenario, you can choose to receive:


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

  (a) the remaining schedule of GBPs until the RBA equals zero; or

  (b) the ALP annually until the latter of (i) the death of the covered person, or (ii) the RBA is reduced to zero.

We will notify you of this option. If no election is made, the ALP will be paid.

3) The ALP has been established and the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP. In this scenario, the remaining schedule of GBPs will be paid until the RBA equals zero.

4) The ALP has been established and the contract value falls to zero as a result of a partial withdrawal that is greater than the RBP but less than or equal to the RALP. In this scenario, the ALP will be paid annually until the death of the covered person.

Under any of these scenarios:

- The annualized amounts will be paid to you in the frequency you elect. You may elect a frequency offered by us at the time payments begin. Available payment frequencies will be no less frequent than annually;

- We will no longer accept additional purchase payments;

- You will no longer be charged for the rider;

- Any attached death benefit riders will terminate; and

- The death benefit becomes the remaining payments, if any, until the RBA is reduced to zero.

The Guarantor Withdrawal Benefit for Life rider and the contract will terminate under either of the following two scenarios:

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP and the RBP. This is full withdrawal of the contract.

- If the contract value falls to zero as a result of a withdrawal that is greater than the RALP but less than or equal to the RBP, and the total RBA is reduced to zero.

AT DEATH: If the contract value is greater than zero when the death benefit becomes payable, the beneficiary may elect to take the death benefit as a lump sum under the terms of the contract (see "Benefits in Case of Death") or the annuity payout option (see "Guaranteed Withdrawal Benefit Annuity Payout Option" heading below).

If the contract value equals zero and the death benefit becomes payable, the following will occur:

- If the RBA is greater than zero and the owner has been receiving the GBP each year, the GBP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person dies and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the RBA equals zero.

- If the covered person is still alive and the RBA is greater than zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the later of the death of the covered person or the RBA equals zero.

- If the covered person is still alive and the RBA equals zero and the owner has been receiving the ALP each year, the ALP will continue to be paid to the beneficiary until the death of the covered person.

- If the covered person dies and the RBA equals zero, the benefit terminates. No further payments will be made.

CONTRACT OWNERSHIP CHANGE: If the contract changes ownership (see "Changing Ownership"), the covered person will be redetermined and is the covered person referred to below. The GBA, RBA, GBP, RBP values will remain unchanged. The ALP and RALP will be reset as follows. Our current administrative practice is to only reset the ALP and RALP if the covered person changes due to the ownership change.

- If the ALP has not yet been established and the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be established on the contract anniversary following the date the covered person reaches age 68. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the anniversary date occurs during the waiting period and prior to a withdrawal, the RALP will be set to the lesser of the ALP or total purchase payment multiplied by 6%. If the anniversary date occurs at any other time, the RALP will be set to the ALP.

- If the ALP has not yet been established but the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be established on the ownership change date. The ALP will be set equal to the lesser of the RBA or the contract value, multiplied by 6%. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be set equal to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be set equal to the ALP less all prior withdrawals made in the current contract year but not less than zero.

- If the ALP has been established but the new covered person has not yet reached age 68 as of the ownership change date -- the ALP and the RALP will be reset to zero for the period of time beginning with the ownership change date and ending

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  129
  with the contract anniversary following the date the covered person reaches age 68. At the end of this time period, the ALP will be reset to the lesser of the RBA or the anniversary contract value, multiplied by 6%. If the time period ends during the waiting period and prior to any withdrawals, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the time period ends at any other time, the RALP will be reset to the ALP.

- If the ALP has been established and the new covered person is age 68 or older as of the ownership change date -- the ALP and the RALP will be reset on the ownership change date. The ALP will be reset to the lesser of the current ALP or 6% of the contract value. If the ownership change date occurs during the waiting period and prior to a withdrawal, the RALP will be reset to the lesser of the ALP or total purchase payments multiplied by 6%. If the ownership change date occurs at any other time, the RALP will be reset to the ALP less all prior withdrawals made in the current contract year but not less than zero.

Please note that the lifetime withdrawal benefit amount may be reduced as a result of the ownership change.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION: Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor Withdrawal Benefit for Life rider.

Under this option the amount payable each year will be equal to the remaining schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity payout option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This option may not be available if the contract is issued to qualify under
Section 403 or 408 of the Code, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the owner at the time the option becomes effective. Such life expectancy will be computed under the mortality table we then use to determine current life annuity purchase rates under the contract to which this rider is attached.

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.

RIDER TERMINATION
The Guarantor Withdrawal Benefit for Life rider cannot be terminated either by you or us except as follows:

1. Annuity payouts under an annuity payout plan will terminate the rider.

2. Termination of the contract for any reason will terminate the rider.

3. When a beneficiary elects an alternative payment plan which is an inherited IRA.

EXAMPLES OF GUARANTOR WITHDRAWAL BENEFIT FOR LIFE

EXAMPLE #1: COVERED PERSON HAS NOT REACHED AGE 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. Your age is 63.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


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
                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $  N/A      $  N/A

0.5                 0         7,000           92,000        100,000       93,000      7,000          0         N/A         N/A

1                   0             0           91,000        100,000       93,000      7,000      7,000         N/A         N/A

1.5                 0         7,000           83,000        100,000       86,000      7,000          0         N/A         N/A

2                   0             0           81,000        100,000       86,000      7,000      7,000         N/A         N/A

5                   0             0           75,000        100,000       86,000      7,000      7,000       5,160(1)    5,160(1)

5.5                 0         5,160           70,000        100,000       80,840      7,000      1,840       5,160           0

6                   0             0           69,000        100,000       80,840      7,000      7,000       5,160       5,160

6.5                 0         7,000           62,000        100,000       73,840      7,000          0       3,720(2)        0

7                   0             0           70,000        100,000       73,840      7,000      7,000       4,200       4,200

7.5                 0        10,000           51,000         51,000(3)    51,000(3)   3,570          0       3,060(3)        0

8                   0             0           55,000         55,000       55,000      3,850      3,850       3,300       3,300


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $3,850 each year until the RBA is reduced to zero, or the ALP of $3,300 each year until the later of your death or the RBA is reduced to zero.

(1) The ALP and RALP are established on the contract anniversary date following the date the covered person reaches age 68.
(2) The $7,000 withdrawal is greater than the $5,160 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(3) The $10,000 withdrawal is greater than both the $7,000 RBP allowed under the basic withdrawal benefit and the $4,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

EXAMPLE #2: COVERED PERSON HAS REACHED 68 AT THE TIME THE CONTRACT AND RIDER ARE PURCHASED.

ASSUMPTIONS:

- You purchase the contract with a payment of $100,000.

- You are the sole owner and also the annuitant. You are age 68.

- You make no additional payments to the contract.

- Automatic annual step-ups are applied each anniversary when available, where the contract value is greater than the RBA and/or 6% of the contract value is greater than the ALP. Applied annual step-ups are indicated in BOLD.


                                          HYPOTHETICAL                                                     LIFETIME WITHDRAWAL
CONTRACT                                     ASSUMED                 BASIC WITHDRAWAL BENEFIT                    BENEFIT
DURATION     PURCHASE       PARTIAL         CONTRACT       -------------------------------------------     -------------------
IN YEARS     PAYMENTS     WITHDRAWALS         VALUE           GBA          RBA         GBP        RBP        ALP         RALP

At Issue     $100,000       $   N/A         $100,000       $100,000     $100,000     $7,000     $7,000      $6,000      $6,000

1                   0             0          105,000        105,000      105,000      7,350      7,000(1)    6,300       6,000(1)

2                   0             0          110,000        110,000      110,000      7,700      7,000(1)    6,600       6,000(1)

3                   0             0          110,000        110,000      110,000      7,700      7,700(2)    6,600       6,600(2)

3.5                 0         6,600          110,000        110,000      103,400      7,700      1,100       6,600           0

4                   0             0          115,000        115,000      115,000      8,050      8,050       6,900       6,900

4.5                 0         8,050          116,000        115,000      106,950      8,050          0       6,900(3)        0

5                   0             0          120,000        120,000      120,000      8,400      8,400       7,200       7,200

5.5                 0        10,000          122,000        120,000(4)   110,000(4)   8,400          0       7,200(4)        0

6                   0             0          125,000        125,000      125,000      8,750      8,750       7,500       7,500


At this point, assuming no additional activity (step ups, excess withdrawals, purchase payments, spousal continuation or contract ownership change), you can continue to withdraw up to either the GBP of $8,750 each year until the RBA is reduced to zero, or the ALP of $7,500 each year until the later of your death or the RBA is reduced to zero.

(1) The annual step-up has not been applied to the RBP or RALP because any withdrawal after step up during the waiting period would reverse any prior step ups prior to determining if the withdrawal is excess. Therefore, during the waiting period, the RBP is the amount you can withdraw without incurring the GBA and RBA excess withdrawal processing, and the RALP is the amount you can withdraw without incurring the ALP excess withdrawal processing.
(2) On the third anniversary (after the end of the waiting period), the RBP and RALP are set equal to the GBP and ALP, respectively.
(3) The $8,050 withdrawal is greater than the $6,900 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the ALP, resetting the ALP to the lesser of the prior ALP or 6% of the contract value following the withdrawal.
(4) The $10,000 withdrawal is greater than both the $8,400 RBP allowed under the basic withdrawal benefit and the $7,200 RALP allowed under the lifetime withdrawal benefit and therefore the excess withdrawal processing is applied to the GBA, RBA, and ALP. The GBA is reset to the lesser of the prior GBA or the contract value following the withdrawal. The RBA is reset to the lesser of the prior RBA less the withdrawal or the contract value following the withdrawal. The ALP is reset to the lesser of the prior ALP or 6% of the contract value following the withdrawal.


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

APPENDIX J: GUARANTOR WITHDRAWAL BENEFIT RIDER DISCLOSURE

GUARANTOR WITHDRAWAL BENEFIT RIDER
We have offered two versions of the Guarantor Withdrawal Benefit that have been referred to in previous disclosure as Rider A and Rider B. The description of the Guarantor Withdrawal Benefit in this section applies to both Rider A and Rider B, unless noted otherwise. These riders are no longer available for purchase.

The Guarantor Withdrawal Benefit is an optional benefit that was offered for an additional annual charge if:

RIDER A
- your contract application has been signed on or after June 20, 2005 and prior to June 19, 2006; and

- you and the annuitant were 79 or younger on the date the contract was issued.

RIDER B
- your contract application has been signed prior to June 20, 2005;

- you and the annuitant were 79 or younger on the date the contract was issued.

The Guarantor Withdrawal Benefit is not available under an inherited qualified annuity.

You must elect the Guarantor Withdrawal Benefit rider when you purchase your contract (original rider). The original rider you receive at contract issue offers an elective annual step-up and any withdrawal after a step up during the first three years is considered an excess withdrawal, as described below. The rider effective date of the original rider is the contract issue date.

We offered you the option of replacing the original rider with a new Guarantor Withdrawal Benefit (enhanced rider). The enhanced rider offers an automatic annual step-up and a withdrawal after a step up during the first three years is not necessarily an excess withdrawal, as described below. The effective date of the enhanced rider will be the contract issue date except for the automatic step-up which will apply to contract anniversaries that occur after you accept the enhanced rider. The descriptions below apply to both the original and enhanced riders unless otherwise noted.

The Guarantor Withdrawal Benefit initially provides a guaranteed minimum withdrawal benefit that gives you the right to take limited partial withdrawals in each contract year that over time will total an amount equal to your purchase payments plus any purchase payment credits. Certain withdrawals and step ups, as described below, can cause the initial guaranteed withdrawal benefit to change. The guarantee remains in effect if your partial withdrawals in a contract year do not exceed the allowed amount. As long as your withdrawals in each contract year do not exceed the allowed amount, you will not be assessed a withdrawal charge. Under the original rider, the allowed amount is the Guaranteed Benefit Payment (GBP -- the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third contract anniversary, as described below). Under the enhanced rider, the allowed amount is equal to 7% of purchase payments and purchase payment credits for the first three years, and the GBP in all other years.

If you withdraw an amount greater than the allowed amount in a contract year, we call this an "excess withdrawal" under the rider. If you make an excess withdrawal under the rider:

- withdrawal charges, if applicable, will apply only to the amount of the withdrawal that exceeds the allowed amount;

- the guaranteed benefit amount will be adjusted as described below; and

- the remaining benefit amount will be adjusted as described below.

For a partial withdrawal that is subject to a withdrawal charge, the amount we actually deduct from your contract value will be the amount you request plus any applicable withdrawal charge (see "Charges -- Surrender Charge"). We pay you the amount you request. Any partial withdrawals you take under the contract will reduce the value of the death benefits (see "Benefits in Case of Death"). Upon full withdrawal of the contract, you will receive the remaining contract value less any applicable charges (see "Surrenders").

Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin. If you select the Guarantor Withdrawal Benefit rider, you may not select an Income Assurer Benefit rider or the Accumulation Protector Benefit rider. If you exercise the annual step up election (see "Elective Step Up" and "Annual Step Up" below), the special spousal continuation step up election (see "Spousal Continuation and Special Spousal Continuation Step Up" below) or change your PN program model portfolio or investment option, the rider charge may change (see "Charges").

You should consider whether the Guarantor Withdrawal Benefit is appropriate for you because:

- USE OF ASSET ALLOCATION PROGRAM REQUIRED: You must participate in the asset allocation program (see "Making the Most of Your Contract -- Asset Allocation Program"), however, you may elect to participate in the PN program after June 19, 2006 (see "Making the Most of Your Contract -- Portfolio Navigator Program"). The PN program and the asset allocation

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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  133
  program limit your choice of investments. This means you will not be able to allocate contract value to all of the subaccounts or the one-year fixed account that are available under the contract to contract owners who do not elect this rider. You may allocate purchase payments and any purchase payment credits to the DCA fixed account, when available, and we will make monthly transfers into the PN program model portfolio or investment option you have chosen.

- LIMITATIONS ON TSAS: Your right to take withdrawals is restricted if your contract is a TSA (see "TSA -- Special Surrender Provisions"). You should consult your tax advisor before you select this optional rider if you have any questions about the use of this rider in your tax situation;

- LIMITATIONS ON PURCHASE PAYMENTS: We limit the cumulative amount of additional purchase payments to $100,000. For current purchase payment restrictions, please see "Buying Your Contract -- Purchase Payments."

- NON-CANCELABLE: Once elected, the Guarantor Withdrawal Benefit rider may not be cancelled and the fee will continue to be deducted until the contract is terminated, the contract value reduces to zero (described below) or annuity payouts begin.

- INTERACTION WITH THE TOTAL FREE AMOUNT (TFA) CONTRACT PROVISION: The TFA is the amount you are allowed to withdraw in each contract year without incurring a withdrawal charge (see "Charges -- Surrender Charge"). The TFA may be greater than GBP under this rider. Any amount you withdraw in a contract year under the contract's TFA provision that exceeds the GBP is subject to the excess withdrawal procedures for the GBA and RBA described below.

You should consult your tax advisor if you have any questions about the use of this rider in your tax situation:

- TAX CONSIDERATIONS FOR NON-QUALIFIED ANNUITIES: Under current federal income tax law, withdrawals under nonqualified annuities, including withdrawals taken from the contract under the terms of the rider, are treated less favorably than amounts received as annuity payments under the contract (see
  "Taxes -- Nonqualified Annuities"). Withdrawals are taxable income to the extent of earnings. Withdrawals of earnings before age 59 1/2 may also incur a 10% IRS early withdrawal penalty.

- TAX CONSIDERATIONS FOR QUALIFIED ANNUITIES: Qualified annuities have minimum distribution rules that govern the timing and amount of distributions from the annuity contract (see "Taxes -- Qualified Annuities -- Required Minimum Distributions"). If you have a qualified annuity, you may need to take an RMD. If you make a withdrawal in any contract year to satisfy an RMD, this may constitute an excess withdrawal, as defined below, and the excess withdrawal procedures described below will apply. Under the terms of the enhanced rider, we allow you to satisfy the RMD based on the life expectancy RMD for your contract and the requirements of the Code and regulations in effect when you purchase your contract, without the withdrawal being treated as an excess withdrawal.

  For owners subject to RMD rules under Section 401(a)(9), our current administrative practice under both the original and enhanced rider is to allow amounts you withdraw to satisfy these rules without applying prompt excess withdrawal processing under the terms of the rider, subject to the following rules:

  (1) If your Annual Life Expectancy Required Minimum Distribution Amount (ALERMDA) is greater than the RBP from the beginning of the current contract year, an Additional Benefit Amount (ABA) will be set equal to that portion of your ALERMDA that exceeds the RBP.

  (2) Any withdrawals taken in a contract year will count first against and reduce the RBP for that contract year.

  (3) Once the RBP for the current contract year has been depleted, any additional amounts withdrawn will count against and reduce any ABA. These withdrawals will not be considered excess withdrawals as long as they do not exceed the remaining ABA.

  (4) Once the ABA has been depleted, any additional withdrawal amounts will be considered excess withdrawals and will initiate the excess withdrawal processing described in the Guarantor Withdrawal Benefit rider.

  The ALERMDA is:

  (1) determined by us each calendar year;

  (2) based solely on the value of the contract to which the Guarantor Withdrawal Benefit rider is attached as of the date we make the determination; and

  (3) based on the company's understanding and interpretation of the requirements for life expectancy distributions intended to satisfy the required minimum distribution rules under Section 401(a)(9) and the Treasury Regulations promulgated thereunder, as applicable, on the effective date of this prospectus to:

       1. an individual retirement annuity (Section 408(b));

       2. a Roth individual retirement account (Section 408A);

       3. a Simplified Employee Pension plan (Section 408(k));

       4. a tax-sheltered annuity rollover (Section 403(b)).


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

  We reserve the right to modify our administrative practice described above and will give you 30 days' written notice of any such change.

  In the future, the requirements under the Code for such distributions may change and the life expectancy amount calculation provided under your Guarantor Withdrawal Benefit rider may not be sufficient to satisfy the requirements under the Code for these types of distributions. In such a situation, amounts withdrawn to satisfy such distribution requirements will exceed your RBP amount and may result in the reduction of your GBA and RBA as described under the excess withdrawal provision of the rider.

  RMD rules follow the calendar year which most likely does not coincide with your contract year and therefore may limit when you can take your RMD and not be subject to excess withdrawal processing.

  In cases where the Code does not allow the life expectancy of a natural person to be used to calculate the required minimum distribution amount (e.g. ownership by a trust or a charity), we will calculate the life expectancy RMD amount calculated by us as zero in all years. The life expectancy required minimum distribution amount calculated by us will also equal zero in all years.

THE TERMS "GUARANTEED BENEFIT AMOUNT" AND "REMAINING BENEFIT AMOUNT" ARE DESCRIBED BELOW. EACH IS USED IN THE OPERATION OF THE GBP, THE RBP, THE ELECTIVE STEP UP, THE ANNUAL STEP UP, THE SPECIAL SPOUSAL CONTINUATION STEP UP AND THE GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION.

GUARANTEED BENEFIT AMOUNT
The Guaranteed Benefit Amount (GBA) is equal to the initial purchase payment, plus any purchase payment credits, adjusted for subsequent purchase payments, any purchase payment credits, partial withdrawals in excess of the GBP, and step ups. The maximum GBA is $5,000,000.

THE GBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the GBA is equal to the initial purchase payment, plus any purchase payment credit;

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own GBA equal to the amount of the purchase payment plus any purchase payment credit. The total GBA when an additional purchase payment and purchase payment credit are added is the sum of the individual GBAs immediately prior to the receipt of the additional purchase payment, plus the GBA associated with the additional purchase payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the GBA remains unchanged. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

  (c) under the original rider in a contract year after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE GBA. If the partial withdrawal is taken during the first three years, the GBA and the GBP are calculated after the reversal of any prior step ups:

GBA EXCESS WITHDRAWAL PROCEDURE
The total GBA will automatically be reset to the lesser of (a) the total GBA immediately prior to the withdrawal; or (b) the contract value immediately following the withdrawal. If there have been multiple purchase payments, each payment's GBA after the withdrawal will be reset to equal that payment's RBA after the withdrawal plus (a) times (b), where:

(a) is the ratio of the total GBA after the withdrawal less the total RBA after the withdrawal to the total GBA before the withdrawal less the total RBA after the withdrawal; and

(b) is each payment's GBA before the withdrawal less that payment's RBA after the withdrawal.

REMAINING BENEFIT AMOUNT
The remaining benefit amount (RBA) at any point is the total guaranteed amount available for future partial withdrawals. The maximum RBA is $5,000,000.

THE RBA IS DETERMINED AT THE FOLLOWING TIMES:
- At contract issue -- the RBA is equal to the initial purchase payment plus any purchase payment credit;


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  135

- When you make additional purchase payments -- each additional purchase payment plus any purchase payment credit has its own RBA equal to the amount of the purchase payment plus any purchase payment credit. The total RBA when an additional purchase payment and purchase payment credit are added is the sum of the individual RBAs immediately prior to the receipt of the additional purchase payment, plus the RBA associated with the additional payment;

- At step up -- (see "Elective Step Up" and "Annual Step Up" headings below).

- When you make a partial withdrawal:

  (a) and all of your withdrawals in the current contract year, including the current withdrawal, are less than or equal to the GBP -- the RBA becomes the RBA immediately prior to the partial withdrawal, less the partial withdrawal. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (b) and all of your withdrawals in the current contract year, including the current withdrawal, are greater than the GBP -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

  (c) under the original rider after a step up but before the third contract anniversary -- THE FOLLOWING EXCESS WITHDRAWAL PROCEDURE WILL BE APPLIED TO THE RBA. If the partial withdrawal is taken during the first three years, the RBA and the GBP are calculated after the reversal of any prior step ups;

RBA EXCESS WITHDRAWAL PROCEDURE
The RBA will automatically be reset to the lesser of (a) the contract value immediately following the withdrawal, or (b) the RBA immediately prior to the withdrawal, less the amount of the withdrawal.

If there have been multiple purchase payments, any reduction of the RBA will be taken out of each payment's RBA in the following manner:

The withdrawal amount up to the remaining benefit payment (defined below) is taken out of each RBA bucket in proportion to its remaining benefit payment at the time of the withdrawal; and the withdrawal amount above the remaining benefit payment and any amount determined by the excess withdrawal procedure are taken out of each RBA bucket in proportion to its RBA at the time of the withdrawal.

GUARANTEED BENEFIT PAYMENT
Under the original rider, the GBP is the amount you may withdraw under the terms of the rider in each contract year, subject to certain restrictions prior to the third anniversary.

Under the enhanced rider, the GBP is the withdrawal amount that you are entitled to take each contract year after the third anniversary until the RBA is depleted.

RIDER A: Under the original rider, the GBP is equal to 7% of the GBA. Under the enhanced rider, the GBP is the lesser of (a) 7% of the GBA, or (b) the RBA. Under both the original and enhanced riders, if you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

RIDER B: Under both the original and enhanced riders, the GBP is the lesser of
(a) 7% of the GBA; or (b) the RBA. If you withdraw less than the GBP in a contract year, there is no carry over to the next contract year.

REMAINING BENEFIT PAYMENT
Under the original rider, at the beginning of each contract year, the remaining benefit payment (RBP) is set as the lesser of (a) the GBP, or (b) the RBA.

Under the enhanced rider, at the beginning of each contract year, during the first three years and prior to any withdrawal, the RBP for each purchase payment is set equal to that purchase payment plus any purchase payment credit, multiplied by 7%. At the beginning of any other contract year, each individual RBP is set equal to each individual GBP.

Each additional purchase payment has its own RBP established equal to that payment's GBP. The total RBP is equal to the sum of the individual RBPs.

Whenever a partial withdrawal is made, the RBP equals the RBP immediately prior to the partial withdrawal less the amount of the partial withdrawal, but not less than zero.

ELECTIVE STEP UP (UNDER THE ORIGINAL RIDER ONLY)
You have the option to increase the RBA, the GBA, the GBP and the RBP beginning with the first contract anniversary. An annual elective step up option is available for 30 days after the contract anniversary. The elective step up option allows you to step up the remaining benefit amount and guaranteed benefit amount to the contract value on the valuation date we receive your written request to step up.


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

The elective step up is subject to the following rules:

- if you do not take any withdrawals during the first three contract years, you may step up annually beginning with the first contract anniversary;

- if you take any withdrawals during the first three contract years, the annual elective step up will not be available until the third contract anniversary;

- if you step up on the first or second contract anniversary but then take a withdrawal prior to the third contract anniversary, you will lose any prior step ups and the withdrawal will be considered an excess withdrawal subject to the GBA and RBA excess withdrawal procedures discussed under the "Guaranteed Benefit Amount" and "Remaining Benefit Amount" headings above; and

- you may take withdrawals on or after the third contract anniversary without reversal of previous step ups.

You may elect a step up only once each contract year within 30 days after the contract anniversary. Once a step up has been elected, another step up may not be elected until the next contract anniversary.

RIDER A: You may only step up if your contract value on the valuation date we receive your written request to step up is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the valuation date we receive your written request to step up.

- The RBA will be increased to an amount equal to the contract value on the valuation date we receive your written request to step up.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract value on the valuation date we receive your written request to step up.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up less any withdrawals made during that contract year.

RIDER B: You may only step up if your contract anniversary value is greater than the RBA. The elective step up will be determined as follows:

- The effective date of the elective step up is the contract anniversary.

- The RBA will be increased to an amount equal to the contract anniversary value.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the elective step up; or (b) the contract anniversary value.

- The GBP will be increased to an amount equal to the greater of (a) the GBP immediately prior to the elective step up; or (b) 7% of the GBA after the elective step up.

- The RBP will be increased to the lesser of (a) the RBA after the elective step up; or (b) the GBP after the elective step up.

ANNUAL STEP UP (UNDER THE ENHANCED RIDER ONLY)
Beginning with the first contract anniversary after you accept the enhanced rider, an increase of the RBA, the GBA, the GBP and the RBP may be available. A step up does not create contract value, guarantee performance of any investment options, or provide a benefit that can be withdrawn or paid upon death. Rather, a step up determines the current values of the GBA, RBA, GBP and RBP, and may extend the payment period or increase allowable payment.

The annual step up is subject to the following rules:

- The annual step up is available when the RBA would increase on the step up date. The applicable step up date depends on whether the annual step up is applied on an automatic or elective basis.

- If the application of the step does not increase the rider charge, the annual step up will be automatically applied to your contract and the step up date is the contract anniversary date.

- If the application of the step up would increase the rider charge, the annual step up is not automatically applied. Instead, you have the option to step up for 30 days after the contract anniversary. If you exercise the elective annual step up option, you will pay the rider charge in effect on the step up date. If you wish to exercise the elective annual step up option, we must receive a request from you or your investment professional. The step up date is the date we receive your request to step up. If your request is received after the close of business, the step up date will be the next valuation day.

- Only one step up is allowed each contract year.

- If you take any withdrawals during the first three contract years, any previously applied step ups will be reversed and the annual step up will not be available until the third contract anniversary;

- You may take withdrawals on or after the third contract anniversary without reversal of previous step ups.


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

The annual step up will be determined as follows:

- The RBA will be increased to an amount equal to the contract value on the step up date.

- The GBA will be increased to an amount equal to the greater of (a) the GBA immediately prior to the annual step up; or (b) the contract value on the step up date.

- The GBP will be calculated as described earlier, but based on the increased GBA and RBA.

- The RBP will be reset as follows:

  (a) Prior to any withdrawals during the first three years, the RBP will not be affected by the step up.

  (b) At any other time, the RBP will be reset as the increased GBP less all prior withdrawals made during the current contract year, but not less than zero.

SPOUSAL CONTINUATION AND SPECIAL SPOUSAL CONTINUATION STEP UP
If a surviving spouse elects to continue the contract, this rider also continues. The spousal continuation step up is in addition to the elective step up or the annual step up. When a spouse elects to continue the contract, any rider feature processing particular to the first three years of the contract as described in this prospectus no longer applies. The GBA, RBA and GBP values remain unchanged. The RBP is automatically reset to the GBP less all prior withdrawals made in the current contract year, but not less than zero.

RIDER A: A surviving spouse may elect a spousal continuation step up by written request within 30 days following the spouse's election to continue the contract. This step up may be made even if withdrawals have been taken under the contract during the first three years. Under this step up, the RBA will be reset to the greater of the RBA or the contract value on the valuation date we receive the spouse's written request to step up; the GBA will be reset to the greater of the GBA or the contract value on the same valuation date. If a spousal continuation step up is elected and we have increased the charge for the rider for new contract owners, the spouse will pay the charge that is in effect on the valuation date we receive the written request to step up.

It is our current administrative practice to process the spousal continuation step up as described in the next paragraph; however, we reserve the right to discontinue our administrative practice and will give you 30 days' written notice of any such change.

At the time of spousal continuation, a step-up may be available. All annual step-up rules (see "Annual Step-Up" heading above), other than those that apply to the waiting period, also apply to the spousal continuation step-up. If the spousal continuation step-up is processed automatically, the step-up date is the valuation date spousal continuation is effective. If not, the spouse must elect the step up and must do so within 30 days of the spousal continuation date. If the spouse elects the spousal continuation step up, the step-up date is the valuation date we receive the spouse's written request to step-up if we receive the request by the close of business on that day, otherwise the next valuation date.

RIDER B: A spousal continuation step up occurs automatically when the spouse elects to continue the contract. The rider charge will not change upon this automatic step up. Under this step up, the RBA will be reset to the greater of the RBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid; the GBA will be reset to the greater of the GBA on the valuation date we receive the spouse's written request to continue the contract and the death benefit that would otherwise have been paid.

GUARANTEED WITHDRAWAL BENEFIT ANNUITY PAYOUT OPTION
Several annuity payout plans are available under the contract. As an alternative to these annuity payout plans, a fixed annuity payout option is available under the Guarantor(R) Withdrawal Benefit.

Under this option the amount payable each year will be equal to the future schedule of GBPs, but the total amount paid over the life of the annuity will not exceed the current total RBA at the time you begin this fixed annuity option. These annualized amounts will be paid in the frequency that you elect. The frequencies will be among those offered by us at that time but will be no less frequent than annually. If, at the death of the owner, total payments have been made for less than the RBA, the remaining payments will be paid to the beneficiary (see "The Annuity Payout Period" and "Taxes").

This annuity payout option may also be elected by the beneficiary of a contract as a settlement option. Whenever multiple beneficiaries are designated under the contract, each such beneficiary's share of the proceeds if they elect this option will be in proportion to their applicable designated beneficiary percentage. Beneficiaries of nonqualified contracts may elect this settlement option subject to the distribution requirements of the contract. We reserve the right to adjust the future schedule of GBPs if necessary to comply with the Code.


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 138  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

IF CONTRACT VALUE REDUCES TO ZERO
If the contract value reduces to zero and the RBA remains greater than zero, the following will occur:

- you will be paid according to the annuity payout option described above;

- we will no longer accept additional purchase payments;

- you will no longer be charged for the rider;

- any attached death benefit riders will terminate; and

- the death benefit becomes the remaining payments under the annuity payout option described above.

If the contract value falls to zero and the RBA is depleted, the Guarantor Withdrawal Benefit rider and the contract will terminate.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  139

EXAMPLE OF THE GUARANTOR WITHDRAWAL BENEFIT (APPLIES TO RIDER A AND RIDER B)
ASSUMPTION:
- You purchase the contract with a payment of $100,000.

  The Guaranteed Benefit Amount (GBA) equals your purchase payment:       $100,000
  The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
     0.07 x $100,000 =                                                    $  7,000
- The Remaining Benefit Amount (RBA) equals your purchase payment:        $100,000
  On the first contract anniversary the contract value grows to
  $110,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $110,000
  The GBA equals 100% of your contract value:                             $110,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $110,000 =                                                    $  7,700
- During the fourth contract year you decide to take a partial withdrawal of $7,700.
  You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
     $110,000 - $7,700 =                                                  $102,300
  The GBA equals the GBA immediately prior to the partial withdrawal:     $110,000
  The GBP equals 7% of your GBA:
     0.07 x $110,000 =                                                    $  7,700
- On the fourth contract anniversary you make an additional purchase payment of $50,000.
  The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment:
     $102,300 + $50,000 =                                                 $152,300
- The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment:
     $110,000 + $50,000 =                                                 $160,000
- The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment:
     $7,700 + $3,500 =                                                    $ 11,200
- On the fifth contract anniversary your contract value grows to
  $200,000. You decide to step up your benefit.
  The RBA equals 100% of your contract value:                             $200,000
  The GBA equals 100% of your contract value:                             $200,000
  The GBP equals 7% of your stepped-up GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the seventh contract year your contract value grows to
  $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
     withdrawal;
           $230,000 - $20,000 =                                           $210,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $200,000 - $20,000 =                                           $180,000
  Reset RBA = lesser of (1) or (2) =                                      $180,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA                                                   $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $230,000 - $20,000 =                                           $210,000


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 140  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

  Reset GBA = lesser of (1) or (2) =                                      $200,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $200,000 =                                                    $ 14,000
- During the eighth contract year your contract value falls to
  $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:
     (1) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
     OR
     (2) your prior RBA less the amount of the partial withdrawal.
           $180,000 - $25,000 =                                           $155,000
  Reset RBA = lesser of (1) or (2) =                                      $150,000
- The GBA gets reset to the lesser of:
     (1) your prior GBA;                                                  $200,000
     OR
     (2) your contract value immediately following the partial
           withdrawal;
           $175,000 - $25,000 =                                           $150,000
  Reset GBA = lesser of (1) or (2) =                                      $150,000
  The Reset GBP is equal to 7% of your Reset GBA:
     0.07 x $150,000 =                                                    $ 10,500




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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  141

APPENDIX K: INCOME ASSURER BENEFIT RIDERS

INCOME ASSURER BENEFIT RIDERS
The following three optional Income Assurer Benefit riders were available under your contract if you signed your contract application prior to May 1, 2007. These riders are no longer available for purchase.

- Income Assurer Benefit - MAV;

- Income Assurer Benefit - 5% Accumulation Benefit Base; or

- Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

The Income Assurer Benefit riders are intended to provide you with a guaranteed minimum income regardless of the volatility inherent in the investments in the subaccounts. The riders benchmark the contract growth at each anniversary against several comparison values and set the guaranteed income benefit base (described below) equal to the largest value. The guaranteed income benefit base, less any applicable premium tax, is the value we apply to the guaranteed annuity purchase rates stated in Table B of the contract to calculate the minimum annuity payouts you will receive if you exercise the rider. If the guaranteed income benefit base is greater than the contract value, the guaranteed income benefit base may provide a higher annuity payout level than is otherwise available. However, the riders use guaranteed annuity purchase rates which may result in annuity payouts that are less than those using the annuity purchase rates that we may apply at annuitization under the standard contract provisions. Therefore, the level of income provided by the riders may be less than the contract otherwise provides. If the annuity payouts through the standard contract provisions are more favorable than the payouts available through the riders, you will receive the higher standard payout option. The guaranteed income benefit base does not create contract value or guarantee the performance of any investment option.

The general information in this section applies to each Income Assurer Benefit rider.

HERE ARE SOME GENERAL TERMS THAT ARE USED TO DESCRIBE THE INCOME ASSURER BENEFIT RIDERS IN THE SECTIONS BELOW:

GUARANTEED INCOME BENEFIT BASE: The guaranteed income benefit base is the value that will be used to determine minimum annuity payouts when the rider is exercised. It is an amount we calculate, depending on the Income Assurer Benefit rider you choose, that establishes a benefit floor. When the benefit floor amount is greater than the contract value, there may be a higher annuitization payout than if you annuitized your contract without the Income Assurer Benefit. Your annuitization payout will never be less than that provided by your contract value.

EXCLUDED INVESTMENT OPTIONS: These investment options are listed in your contract under contract data and will include the RiverSource Variable Portfolio - Cash Management Fund and/or the one-year fixed account. Excluded investment options are not used in the calculation of this riders' variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

EXCLUDED PAYMENTS: These are purchase payments and any purchase payment credits paid in the last five years before exercise of the benefit which we will exclude from the calculation of the guaranteed income benefit base whenever they equal $50,000 or more, or if they equal 25% or more of total purchase payments and any purchase payment credits.

PROPORTIONATE ADJUSTMENTS FOR PARTIAL WITHDRAWALS: These are calculated as the product of (a) times (b) where:

  (a) is the ratio of the amount of the partial withdrawal (including any withdrawal charges) to the contract value on the date of (but prior to) the partial withdrawal; and

  (b) is the benefit on the date of (but prior to) the partial withdrawal.

PROTECTED INVESTMENT OPTIONS: All investment options available under this contract that are not defined as Excluded Investment options under contract data are known as protected investment options for purposes of this rider and are used in the calculation of the variable account floor for the Income Assurer Benefit - 5% Accumulation Benefit Base and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base.

WAITING PERIOD: This rider can only be exercised after the expiration of a 10-year waiting period. The 10-year waiting period will be restarted if you elect to change your PN program model portfolio or investment option to one that causes the rider charge to increase more than 0.20% whenever the remaining waiting period just prior to the change is less than three years (see
"Charges -- Income Assurer Benefit").

THE FOLLOWING ARE GENERAL PROVISIONS THAT APPLY TO EACH INCOME ASSURER BENEFIT:

EXERCISING THE RIDER
Rider exercise conditions are:

- you may only exercise the Income Assurer Benefit rider within 30 days after any contract anniversary following the expiration of the waiting period;


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 142  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

- the annuitant on the retirement date must be between 50 to 86 years old; and

- you can only take an annuity payment in one of the following annuity payout plans:

  Plan A -- Life Annuity - No Refund;

  Plan B -- Life Annuity with Ten or Twenty Years Certain;

  Plan D -- Joint and Last Survivor Life Annuity - No Refund; Joint and Last Survivor Life Annuity with Twenty Years Certain; or

  Plan E -- Twenty Years Certain.

After the expiration of the waiting period, the Income Assurer Benefit rider guarantees a minimum amount of fixed annuity lifetime income during annuitization or the option of variable annuity payouts with a guaranteed minimum initial payout or a combination of the two options.

If your contract value falls to zero as the result of adverse market performance or the deduction of fees and/or charges at any time, the contract and all its riders, including this rider, will terminate without value and no benefits will be paid on account of such termination. EXCEPTION: if you are still living, and the annuitant is between 50 and 86 years old, an amount equal to the guaranteed income benefit base will be paid to you under the annuity payout plan and frequency that you select, based upon the fixed or variable annuity payouts described above. The guaranteed income benefit base will be calculated and annuitization will occur at the following times.

- If the contract value falls to zero during the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur on the valuation date after the expiration of the waiting period, or when the annuitant attains age 50 if later.

- If the contract value falls to zero after the waiting period, the guaranteed income benefit base will be calculated and annuitization will occur immediately, or when the annuitant attains age 50 if later.

Fixed annuity payouts under this rider will occur at the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate for contracts purchased on or after June 19, 2006.(1) These are the same rates used in Table B of the contract (see "The Annuity Payout Period -- Annuity Tables"). Your annuity payouts remain fixed for the lifetime of the annuity payout period.

First year variable annuity payouts are calculated in the same manner as fixed annuity payouts. Once calculated, your variable annuity payouts remain unchanged for the first year. After the first year, subsequent annuity payouts are variable and depend on the performance of the subaccounts you select. Variable annuity payouts after the first year are calculated using the following formula:

Pt-1 (1 + i)
------------  = Pt
    1.05



Pt-1  = prior annuity payout
Pt    = current annuity payout
i     = annualized subaccount performance


Each subsequent variable annuity payout could be more or less than the previous variable annuity payout if the subaccount investment performance is greater or less than the 5% assumed investment rate. If your subaccount performance equals 5%, your variable annuity payout will be unchanged from the previous variable annuity payout. If your subaccount performance is in excess of 5%, your variable annuity payout will increase from the previous variable annuity payout. If your subaccount investment performance is less than 5%, your variable annuity payout will decrease from the previous variable annuity payout.

(1) For all other contracts, the guaranteed annuity purchase rates are based on the "1983 Individual Annuitant Mortality Table A" with 100% Projection Scale G and a 2.0% interest rate.

TERMINATING THE RIDER
Rider termination conditions are:

- you may terminate the rider within 30 days following the first anniversary after the effective date of the rider;

- you may terminate the rider any time after the expiration of the waiting period;

- the rider will terminate on the date you make a full withdrawal from the contract, or annuitization begins, or on the date that a death benefit is payable; and

- the rider will terminate* 30 days following the contract anniversary after the annuitant's 86th birthday.

* The rider and annual fee terminate 30 days following the contract anniversary after the annuitant's 86th birthday, however, if you exercise the Income Assurer Benefit rider before this time, your benefits will continue according to the annuity payout plan you have selected.


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  143

YOU MAY SELECT ONE OF THE INCOME ASSURER BENEFIT RIDERS DESCRIBED BELOW:

INCOME ASSURER BENEFIT - MAV
The guaranteed income benefit base for the Income Assurer Benefit - MAV is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the maximum anniversary value.

MAXIMUM ANNIVERSARY VALUE (MAV) -- is zero prior to the first contract anniversary after the effective date of the rider. On the first contract anniversary after the effective date of the rider, we set the MAV as the greater of these two values:

  (a) current contract value; or

  (b) total payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals.

Thereafter, we increase the MAV by any additional purchase payments and any purchase payment credits and reduce the MAV by proportionate adjustments for partial withdrawals. Every contract anniversary after that prior to the earlier of your or the annuitant's 81st birthday, we compare the MAV to the current contract value and we reset the MAV to the higher amount.

IF WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:

1. contract value less the market value adjusted excluded payments; or

2. total purchase payments plus any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

3. the MAV, less market value adjusted excluded payments.

MARKET VALUE ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded purchase payment and any purchase payment credit multiplied by the ratio of the current contract value over the estimated contract value on the anniversary prior to such purchase payment. The estimated contract value at such anniversary is calculated by assuming that payments, any credits, and partial withdrawals occurring in a contract year take place at the beginning of the year for that anniversary and every year after that to the current contract year.

INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - 5% Accumulation Benefit Base is the greater of these three values:

1. contract value; or

2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals; or

3. the 5% variable account floor.

5% VARIABLE ACCOUNT FLOOR - is equal to the contract value in the excluded investment options plus the variable account floor. The Income Assurer Benefit 5% variable account floor is calculated differently and is not the same value as the death benefit 5% variable account floor.

The variable account floor is zero from the effective date of this rider and until the first contract anniversary after the effective date of this rider. On the first contract anniversary after the effective date of this rider the variable account floor is:

- the total purchase payments and any purchase payment credits made to the protected investment options minus adjusted partial withdrawals and transfers from the protected investment options; plus

- an amount equal to 5% of your initial purchase payment and any purchase payment credit allocated to the protected investment options.

On any day after the first contract anniversary following the effective date of this rider, when you allocate additional purchase payments and purchase payment credits to or withdraw or transfer amounts from the protected investment options, we adjust the variable account floor by adding the additional purchase payment and any purchase payment credit and subtracting adjusted withdrawals and adjusted transfers. On each subsequent contract anniversary after the first anniversary of the effective date of this rider, prior to the earlier of your or the annuitant's 81st birthday, we increase the variable account floor by adding the amount ("roll-up amount") equal to 5% of the prior contract anniversary's variable account floor.


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 144  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

The amount of purchase payment and any purchase payment credits withdrawn from or transferred between the excluded investment options and the protected investment options is calculated as (a) times (b) where:

  (a) is the amount of purchase payment and any purchase payment credits in the investment options being withdrawn or transferred on the date of but prior to the current withdrawal or transfer; and

  (b) is the ratio of the amount of the transfer or withdrawal to the value in the investment options being withdrawn or transferred on the date of (but prior to) the current withdrawal or transfer.

The roll-up amount prior to the first anniversary is zero. Also, the roll-up amount on every anniversary after the earlier of your or the annuitant's 81st birthday is zero.

Adjusted withdrawals and adjusted transfers for the variable account floor are equal to the amount of the withdrawal or transfer from the protected investment options as long as the sum of the withdrawals and transfers from the protected investment options in a contract year do not exceed the roll-up amount from the prior contract anniversary.

If the current withdrawal or transfer from the protected investment options plus the sum of all prior withdrawals and transfers made from the protected investment options in the current policy year exceeds the roll-up amount from the prior contract anniversary we will calculate the adjusted withdrawal or adjusted transfer for the variable account floor as the result of (a) plus [(b) times (c)] where:

  (a) is the roll-up amount from the prior contract anniversary less the sum of any withdrawals and transfers made from the protected investment options in the current policy year but prior to the current withdrawal or transfer. However, (a) can not be less than zero; and

  (b) is the variable account floor on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a); and

  (c) is the ratio of [the amount of the current withdrawal (including any withdrawal charges) or transfer from the protected investment options less the value from (a)] to [the total in the protected investment options on the date of (but prior to) the current withdrawal or transfer from the protected investment options less the value from (a)].

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF THESE THREE VALUES:
       1. contract value less the market value adjusted excluded payments (described above); or

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial withdrawals; or

       3. the 5% variable account floor, less 5% adjusted excluded payments.

5% ADJUSTED EXCLUDED PAYMENTS are calculated as the sum of each excluded payment and any credit accumulated at 5% for the number of full contract years they have been in the contract.

INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT BASE
The guaranteed income benefit base for the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base is the greater of these four values:

       1. the contract value;

       2. the total purchase payments and any purchase payment credits made to the contract minus proportionate adjustments for partial withdrawals;

       3. the MAV (described above); or

       4. the 5% variable account floor (described above).

WHEN WE EXERCISE OUR RIGHT TO NOT REFLECT EXCLUDED PAYMENTS IN THE CALCULATION OF THE GUARANTEED INCOME BENEFIT BASE, WE WILL CALCULATE THE GUARANTEED INCOME BENEFIT BASE AS THE GREATEST OF:
       1. contract value less the market value adjusted excluded payments (described above);

       2. total purchase payments and any purchase payment credits, less excluded payments, less proportionate adjustments for partial surrenders;

       3. the MAV, less market value adjusted excluded payments (described above); or

       4. the 5% Variable Account Floor, less 5% adjusted excluded payments (described above).


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    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  145

EXAMPLES OF THE INCOME ASSURER BENEFIT RIDERS
The purpose of these following examples is to illustrate the operation of the Income Assurer Benefit Riders. The examples compare payouts available under the contract's standard annuity payout provisions with annuity payouts available under the riders based on the same set of assumptions. THE CONTRACT VALUES SHOWN ARE HYPOTHETICAL AND DO NOT REPRESENT PAST OR FUTURE PERFORMANCE. Actual contract values may be more or less than those shown and will depend on a number of factors, including but not limited to the investment experience of the subaccounts (referred to in the riders as "protected investment options") and the fees and charges that apply to your contract.

For each of the riders, we provide two annuity payout plan comparisons based on the hypothetical contract values we have assumed. The first comparison assumes that you select annuity payout Plan B, Life Annuity with 10 Years Certain. The second comparison assumes that you select annuity payout Plan D, Joint and Last Survivor Annuity - No Refund.

Remember that the riders require you to choose a PN program model portfolio or investment option. The riders are intended to offer protection against market volatility in the subaccounts (protected investment options). Some PN program model portfolios and investment options include protected investment options and excluded investment options (RiverSource Variable Portfolio - Cash Management Fund, and if available under the contract, the one-year fixed account). Excluded investment options are not included in calculating the 5% variable account floor under the Income Assurer Benefit - 5% Accumulation Benefit Base rider and the Income Assurer Benefit - Greater of MAV or 5% Accumulation Benefit Base riders. Because the examples which follow are based on hypothetical contract values, they do not factor in differences in PN program model portfolios or investment options.

ASSUMPTIONS:
- You signed your contract application during the 2006 calendar year with a payment of $100,000; and

- you invest all contract value in the subaccounts (protected investment options); and

- you make no additional purchase payments, partial surrenders or changes in PN program model portfolio or investment option; and

- the annuitant is male and age 55 at contract issue; and

- the joint annuitant is female and age 55 at contract issue.

EXAMPLE -- INCOME ASSURER BENEFIT - MAV

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                ASSUMED                            MAXIMUM          GUARANTEED
  CONTRACT     CONTRACT        PURCHASE          ANNIVERSARY      INCOME BENEFIT
ANNIVERSARY      VALUE         PAYMENTS        VALUE (MAV)(1)      BASE - MAV(2)
--------------------------------------------------------------------------------
      1        $108,000        $100,000           $108,000           $108,000
      2         125,000            none            125,000            125,000
      3         132,000            none            132,000            132,000
      4         150,000            none            150,000            150,000
      5          85,000            none            150,000            150,000
      6         121,000            none            150,000            150,000
      7         139,000            none            150,000            150,000
      8         153,000            none            153,000            153,000
      9         140,000            none            153,000            153,000
     10         174,000            none            174,000            174,000
     11         141,000            none            174,000            174,000
     12         148,000            none            174,000            174,000
     13         208,000            none            208,000            208,000
     14         198,000            none            208,000            208,000
     15         203,000            none            208,000            208,000
--------------------------------------------------------------------------------


(1) The MAV is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - MAV is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - MAV does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
 146  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                  IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH       IAB - MAV       PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             174,000               812.58
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                    IAB - MAV
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                814.32
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you assigned your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                     IAB - MAV PROVISIONS
               -------------------------------------------------------------------------------------------------------------
  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST           IAB - MAV          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               174,000               643.80
     12            148,000                559.44                    553.52               174,000               657.72
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               208,000               825.76
     15            203,000                826.21                    818.09               208,000               846.56
----------------------------------------------------------------------------------------------------------------------------
                IAB - MAV PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                650.76
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  147

EXAMPLE -- INCOME ASSURER BENEFIT - 5% ACCUMULATION BENEFIT BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                      GUARANTEED
                                                                        INCOME
                ASSUMED                                            BENEFIT BASE -
  CONTRACT     CONTRACT        PURCHASE        5% ACCUMULATION     5% ACCUMULATION
ANNIVERSARY      VALUE         PAYMENTS        BENEFIT BASE(1)     BENEFIT BASE(2)
----------------------------------------------------------------------------------
      1        $108,000        $100,000            $105,000            $108,000
      2         125,000            none             110,250             125,000
      3         132,000            none             115,763             132,000
      4         150,000            none             121,551             150,000
      5          85,000            none             127,628             127,628
      6         121,000            none             134,010             134,010
      7         139,000            none             140,710             140,710
      8         153,000            none             147,746             153,000
      9         140,000            none             155,133             155,133
     10         174,000            none             162,889             174,000
     11         141,000            none             171,034             171,034
     12         148,000            none             179,586             179,586
     13         208,000            none             188,565             208,000
     14         198,000            none             197,993             198,000
     15         203,000            none             207,893             207,893
----------------------------------------------------------------------------------


(1) The 5% Accumulation Benefit Base value is limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------

  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH      IAB - 5% RF      PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             171,034               778.20
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             198,000               974.16
     15            203,000              1,025.15                1,027.18             207,893             1,049.86
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                779.91
     12                840.46
     13                998.40
     14                976.14
     15              1,051.94
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.


--------------------------------------------------------------------------------
 148  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                       STANDARD PROVISIONS                                    IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------------

  CONTRACT                             NEW TABLE(1)              OLD TABLE(1)                               NEW TABLE(1)
ANNIVERSARY        ASSUMED            PLAN D - LAST             PLAN D - LAST          IAB - 5% RF         PLAN D - LAST
AT EXERCISE    CONTRACT VALUE     SURVIVOR NO REFUND(2)     SURVIVOR NO REFUND(2)     BENEFIT BASE     SURVIVOR NO REFUND(2)
----------------------------------------------------------------------------------------------------------------------------
     10           $174,000               $629.88                   $622.92              $174,000              $629.88
     11            141,000                521.70                    516.06               171,034               632.83
     12            148,000                559.44                    553.52               179,586               678.83
     13            208,000                807.04                    796.64               208,000               807.04
     14            198,000                786.06                    778.14               198,000               786.06
     15            203,000                826.21                    818.09               207,893               846.12
----------------------------------------------------------------------------------------------------------------------------
                    IAB - 5% RF
                     PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                625.98
     12                671.65
     13                796.64
     14                778.14
     15                837.81
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th, 13th or the 14th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.

EXAMPLE -- INCOME ASSURER BENEFIT - GREATER OF MAV OR 5% ACCUMULATION BENEFIT
BASE

Based on the above assumptions and taking into account fluctuations in contract value due to market conditions, we calculate the guaranteed income benefit base as:

                                                                                       GUARANTEED
                                                                                         INCOME
                                                                                    BENEFIT BASE -
                                                                                       GREATER OF
                ASSUMED                        MAXIMUM                                 MAV OR 5%
  CONTRACT     CONTRACT       PURCHASE       ANNIVERSARY       5% ACCUMULATION        ACCUMULATION
ANNIVERSARY      VALUE        PAYMENTS         VALUE(1)        BENEFIT BASE(1)      BENEFIT BASE(2)
---------------------------------------------------------------------------------------------------
      1        $108,000       $100,000         $108,000            $105,000             $108,000
      2         125,000           none          125,000             110,250              125,000
      3         132,000           none          132,000             115,763              132,000
      4         150,000           none          150,000             121,551              150,000
      5          85,000           none          150,000             127,628              150,000
      6         121,000           none          150,000             134,010              150,000
      7         139,000           none          150,000             140,710              150,000
      8         153,000           none          153,000             147,746              153,000
      9         140,000           none          153,000             155,133              155,133
     10         174,000           none          174,000             162,889              174,000
     11         141,000           none          174,000             171,034              174,000
     12         148,000           none          174,000             179,586              179,586
     13         208,000           none          208,000             188,565              208,000
     14         198,000           none          208,000             197,993              208,000
     15         203,000           none          208,000             207,893              208,000
---------------------------------------------------------------------------------------------------


(1) The MAV and 5% Accumulation Benefit Base are limited after age 81, but the guaranteed income benefit base may increase if the contract value increases.
(2) The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base is a calculated number, not an amount that can be withdrawn. The Guaranteed Income Benefit Base - Greater of MAV or 5% Accumulation Benefit Base does not create contract value or guarantee the performance of any investment option.


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  149

PLAN B - LIFE ANNUITY WITH 10 YEARS CERTAIN
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan B - Life Annuity with 10 Years Certain would be:

                                     STANDARD PROVISIONS                                 IAB - 5% RF PROVISIONS
               -------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)            OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED         PLAN B - LIFE WITH      PLAN B - LIFE WITH        IAB MAX        PLAN B - LIFE WITH
AT EXERCISE    CONTRACT VALUE     10 YEARS CERTAIN(2)     10 YEARS CERTAIN(2)     BENEFIT BASE     10 YEARS CERTAIN(2)
----------------------------------------------------------------------------------------------------------------------
     10           $174,000             $  772.56               $  774.30            $174,000            $  772.56
     11            141,000                641.55                  642.96             174,000               791.70
     12            148,000                691.16                  692.64             179,586               838.66
     13            208,000                996.32                  998.40             208,000               996.32
     14            198,000                974.16                  976.14             208,000             1,023.36
     15            203,000              1,025.15                1,027.18             208,000             1,050.40
----------------------------------------------------------------------------------------------------------------------
                   IAB - 5% RF
                    PROVISIONS
               -------------------
  CONTRACT         OLD TABLE(1)
ANNIVERSARY     PLAN B - LIFE WITH
AT EXERCISE    10 YEARS CERTAIN(2)
----------------------------------
     10             $  774.30
     11                793.44
     12                840.46
     13                998.40
     14              1,025.44
     15              1,052.48
----------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

PLAN D - JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND
If you annuitize the contract within 30 days after the illustrated contract anniversary, the minimum monthly income payment under a fixed annuity option (which is the same for the first year of a variable annuity option) on Plan D - Joint and Last Survivor Life Annuity - No Refund would be:

                                      STANDARD PROVISIONS                                   IAB - MAX PROVISIONS
               ---------------------------------------------------------------------------------------------------------
  CONTRACT                            NEW TABLE(1)             OLD TABLE(1)                             NEW TABLE(1)
ANNIVERSARY        ASSUMED           PLAN D - LAST            PLAN D - LAST           IAB MAX          PLAN D - LAST
AT EXERCISE    CONTRACT VALUE    SURVIVOR NO REFUND(2)    SURVIVOR NO REFUND(2)    BENEFIT BASE    SURVIVOR NO REFUND(2)
------------------------------------------------------------------------------------------------------------------------
     10           $174,000              $629.88                  $622.92             $174,000             $629.88
     11            141,000               521.70                   516.06              174,000              643.80
     12            148,000               559.44                   553.52              179,586              678.83
     13            208,000               807.04                   796.64              208,000              807.04
     14            198,000               786.06                   778.14              208,000              825.76
     15            203,000               826.21                   818.09              208,000              846.56
------------------------------------------------------------------------------------------------------------------------
                IAB - MAX PROVISIONS
               ---------------------
  CONTRACT          OLD TABLE(1)
ANNIVERSARY        PLAN D - LAST
AT EXERCISE    SURVIVOR NO REFUND(2)
------------------------------------
     10               $622.92
     11                636.84
     12                671.65
     13                796.64
     14                817.44
     15                838.24
------------------------------------


(1) Effective June 19, 2006, we began calculating fixed annuity payments under this rider using the guaranteed annuity purchase rates based on the "2000 Individual Annuitant Mortality Table A" (New Table), subject to state approval. Previously, our calculations were based on the "1983 Individual Annuity Mortality Table A" (Old Table). If you signed your contract application prior to June 19, 2006, the references to Old Table apply to your contract. If you signed your contract application on or after June 19, 2006, the table used under rider depends on which state you live in. Ask your investment professional which version of the rider, if any, is available in your state.
(2) The monthly annuity payments illustrated under the standard annuity payout provisions of the contract and for the riders are computed using the rates guaranteed in Table B of the contract. These are the minimum amounts that could be paid under the standard annuity payout provisions of the contract based on the above assumptions. Annuity payouts under the standard annuity payout provisions of the contract when based on our current annuity payout rates (which are generally higher than the rates guaranteed in Table B of the contract) may be greater than the annuity payouts under the riders, which are always based on the rates guaranteed in Table B of the contract. If the annuity payouts under the standard contract provisions are more favorable than the payouts available under the rider, you will receive the higher standard payout.

NOTE: In the above examples, if you elected to begin receiving annuity payouts within 30 days after the 10th or the 13th contract anniversary, you would not benefit from the rider because the monthly annuity payout in these examples is the same as under the standard provisions of the contract. Because the examples are based on assumed contract values, not actual investment results, you should not conclude from the examples that the riders will provide higher payments more frequently than the standard provisions of the contract.


--------------------------------------------------------------------------------
 150  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

APPENDIX L: CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of the subaccounts representing the lowest and highest total annual variable account expense combinations. The date in which operations commenced in each subaccount is noted in parentheses. The SAI contains tables that give per-unit information about the financial history of each existing subaccount. We have not provided this information for subaccounts that were not available under your contract as of Dec. 31, 2009. You may obtain a copy of the SAI without charge by contacting us at the telephone number or address listed on the first page of the prospectus.

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                           $0.82   $1.00      --      --
Accumulation unit value at end of period                                 $1.01   $0.82      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                           $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                                 $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                           $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                                 $0.85   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                           $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                                 $0.80   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 346     426     212      75
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                           $1.08   $1.10   $1.02   $1.00
Accumulation unit value at end of period                                 $1.17   $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                           $0.77   $1.42   $1.21   $1.00
Accumulation unit value at end of period                                 $1.02   $0.77   $1.42   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                           $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                                 $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                           $0.71   $1.24   $1.03   $1.00
Accumulation unit value at end of period                                 $0.95   $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --     207
------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                           $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                                 $0.93   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                           $0.81   $1.08   $1.08   $1.00
Accumulation unit value at end of period                                 $1.15   $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      16
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                           $0.67   $1.13   $1.00      --
Accumulation unit value at end of period                                 $0.85   $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 955     654     358      --
------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                           $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                                 $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  151

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                           $0.77   $1.08   $1.13   $1.00
Accumulation unit value at end of period                                 $0.95   $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 613     439     300      --
------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                           $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                                 $0.86   $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.63   $1.07   $1.06   $1.00
Accumulation unit value at end of period                                 $0.84   $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.72   $1.23   $1.09   $1.00
Accumulation unit value at end of period                                 $1.11   $0.72   $1.23   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      42
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.85   $1.22   $1.15   $1.00
Accumulation unit value at end of period                                 $1.02   $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                           $0.62   $1.10   $1.00      --
Accumulation unit value at end of period                                 $0.77   $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                                 $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                           $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                                 $1.02   $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 347     230     155      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.73   $1.28   $1.10   $1.00
Accumulation unit value at end of period                                 $0.97   $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 240     567     438     409
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.71   $1.35   $1.08   $1.00
Accumulation unit value at end of period                                 $0.89   $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $1.03   $1.08   $1.04   $1.00
Accumulation unit value at end of period                                 $1.17   $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 425     359     301      21
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.74   $1.25   $1.09   $1.00
Accumulation unit value at end of period                                 $1.03   $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 236     310     155      68
------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.75   $1.35   $1.17   $1.00
Accumulation unit value at end of period                                 $0.93   $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      21
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                                 $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.78   $1.08   $1.13   $1.00
Accumulation unit value at end of period                                 $0.91   $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 152  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                                 $0.98   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                                 $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --     131
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                                 $1.45   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 345     290     255      94
------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                           $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                                 $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                 $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 214     245     190     130
------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                           $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                                 $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.54   $1.14   $1.13   $1.00
Accumulation unit value at end of period                                 $0.79   $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.60   $1.05   $1.00      --
Accumulation unit value at end of period                                 $0.71   $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.63   $1.21   $1.10   $1.00
Accumulation unit value at end of period                                 $0.89   $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                                 $0.92   $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.61   $1.05   $1.00      --
Accumulation unit value at end of period                                 $0.82   $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 749     329     164      --
------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                           $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                                 $1.08   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (6/19/2006)
(PREVIOUSLY VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                           $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                                 $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 294     383     238     201
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  153

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                           $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                                 $0.85   $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 820     680     449      --
------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                           $0.61   $1.03   $1.00      --
Accumulation unit value at end of period                                 $0.86   $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                           $0.75   $1.20   $1.10   $1.00
Accumulation unit value at end of period                                 $1.03   $0.75   $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                           $0.69   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                 $1.12   $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                           $0.87   $1.14   $1.11   $1.00
Accumulation unit value at end of period                                 $1.02   $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                           $0.96   $1.56   $1.23   $1.00
Accumulation unit value at end of period                                 $1.26   $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
(PREVIOUSLY VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                           $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                                 $0.66   $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 188     228      91      --
------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
(PREVIOUSLY VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                           $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                                 $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
(PREVIOUSLY VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                           $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                                 $0.79   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --       1
------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.66   $1.23   $1.10   $1.00
Accumulation unit value at end of period                                 $0.95   $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.72   $1.23   $1.17   $1.00
Accumulation unit value at end of period                                 $1.00   $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                           $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                                 $1.15   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 727     561     443     134
------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.66   $1.08   $1.10   $1.00
Accumulation unit value at end of period                                 $0.89   $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                           $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                                 $1.04   $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 395     548     429      --
------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 154  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                                 $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                                 $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.58   $0.97   $1.13   $1.00
Accumulation unit value at end of period                                 $0.76   $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      98
------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                           $0.59   $1.10   $1.07   $1.00
Accumulation unit value at end of period                                 $0.81   $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (06/19/2006)
Accumulation unit value at beginning of period                           $1.07   $1.06   $1.02   $1.00
Accumulation unit value at end of period                                 $1.06   $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 212      81      91       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund
  at Dec. 31, 2009 were (1.04%) and (1.04%), respectively.
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $1.01   $1.09   $1.04   $1.00
Accumulation unit value at end of period                                 $1.14   $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 958     827     654     195
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                                 $0.90   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 978     817     424     205
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.67   $1.16   $1.14   $1.00
Accumulation unit value at end of period                                 $0.82   $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(06/19/2006)
Accumulation unit value at beginning of period                           $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                                 $1.15   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 673     304     289     164
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                                 $1.22   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --       4
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.87   $1.08   $1.06   $1.00
Accumulation unit value at end of period                                 $1.22   $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 496     293     216      81
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) 06/19/2006)
Accumulation unit value at beginning of period                           $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                                 $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                           $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                                 $0.76   $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.73   $1.18   $1.14   $1.00
Accumulation unit value at end of period                                 $0.92   $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  155

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                       2009    2008    2007    2006
------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                                 $1.08   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 129      45      55       5
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.63   $1.14   $1.12   $1.00
Accumulation unit value at end of period                                 $0.85   $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.68   $1.14   $1.15   $1.00
Accumulation unit value at end of period                                 $0.85   $0.68   $1.14   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.84   $1.84   $1.34   $1.00
Accumulation unit value at end of period                                 $1.45   $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 157     225     106      66
------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                           $0.78   $1.32   $1.18   $1.00
Accumulation unit value at end of period                                 $0.98   $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                           $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                                 $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                               1,011     585     342      --
------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                           $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                                 $0.98   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                           $0.72   $1.06   $1.12   $1.00
Accumulation unit value at end of period                                 $0.97   $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                                  --      --      --      --
------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                           $0.76   $1.42   $1.23   $1.00
Accumulation unit value at end of period                                 $1.13   $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 240     294     140      86
------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                           $0.67   $1.13   $1.08   $1.00
Accumulation unit value at end of period                                 $0.95   $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                                 194     156     105      23
------------------------------------------------------------------------------------------------------





VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT.
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                    $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                          $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                    $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                          $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 156  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period                    $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          269     262     105      43      28       1
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                          $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                           43      37      54      84      50       3
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $0.91   $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $1.19   $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                    $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                          $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           53      53      49      99      36      --
---------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period                    $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      27      27      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period                    $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                          $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           10      11      12      39      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                    $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          869     443     185      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                    $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                          $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period                    $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                          $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                          489     265     137      --      --      --
---------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                    $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                          $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                          $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.69   $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $1.07   $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           10      12      11      20       8      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                          $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                          $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --       6       6      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  157

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                          $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                    $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                          $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          336     161     111      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                          $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          215     429     291     197     105      43
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          470     281     264      87      52       3
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                          $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          181     189      73      27      12      --
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                          $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       6       3      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                          $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                          $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                          $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      33      33      56      33      33
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                          $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          342     213     198      62      19       1
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period                    $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                          $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                          $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          173     183     138      44      18      --
---------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                          $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 158  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1       1       1       6       6       1
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                          $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                          $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          691     220      82      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                    $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                          $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       2       2      --
---------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. COMSTOCK FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                    $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                          $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                          346     337     201     143      72       1
---------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                    $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                          $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          743     458     213      --      --      --
---------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                    $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $0.76   $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $1.03   $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                          $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period                    $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                          $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  159

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
(PREVIOUSLY VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                    $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                          $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          154     161      45      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
(PREVIOUSLY VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                    $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                          $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
MORGAN STANLEY UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
(PREVIOUSLY VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES)
Accumulation unit value at beginning of period                    $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                          $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --       4       4       1
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           34      81      75      75      63      35
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                          $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                    $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                          $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                          685     408     319     107      61      27
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                          $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                    $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                          $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          388     372     237      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                          $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                          $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                          $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      14      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period                    $0.66   $1.23   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                          $0.90   $0.66   $1.23   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3)* (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          209       6       3       6       4       1
*The 7-day simple and compound yields for RVST RiverSource Variable Portfolio - Cash Management Fund at Dec.
  31, 2009 were (1.70%) and (1.69%), respectively.
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                          $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          946     569     475      98      --      --
---------------------------------------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 160  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                          $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                          790     522     227     110      51      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                          $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                            1       1       1      15      15       2
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period                    $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                          $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          674     211     180      57      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                          $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                            9      10      11      18       9       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                          $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period (000
  omitted)                                                          484     214     139      26      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                          $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                    $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                          $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                          $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                          $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period (000
  omitted)                                                          139      19      16       8      --      --
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                          $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.72   $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period                          $0.90   $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                          $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          109     125      48      27      15      --
---------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period                    $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                          $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                    $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                          $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                          900     388     173      --      --      --
---------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  161

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)
YEAR ENDED DEC. 31,                                                2009    2008    2007    2006    2005    2004
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                    $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                          $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                           --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                    $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                          $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                           33      35      35      37      29      --
---------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period                    $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                          $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                          156     176      67      37      22      --
---------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period                    $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                          $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                          170     121      60      25      17      --
---------------------------------------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 162  RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

Calculating Annuity Payouts..............  p.  3
Rating Agencies..........................  p.  4
Revenues Received During Calendar Year
  2009...................................  p.  4
Principal Underwriter....................  p.  5
Independent Registered Public Accounting
  Firm...................................  p.  5
Condensed Financial Information
  (Unaudited)............................  p.  6
Financial Statements




--------------------------------------------------------------------------------
    RIVERSOURCE INNOVATIONS SELECT VARIABLE ANNUITY NEW YORK -- PROSPECTUS  163

(RIVERSOURCE ANNUITIES LOGO)

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5555
Albany, NY 12205-0555
1 (800) 504-0469

           RiverSource Distributors, Inc. (Distributor), Member FINRA. Insurance and annuity products are issued by RiverSource Life Insurance Co. of
                           New York, Albany, New York.
Only RiverSource Life Insurance Co. of New York is authorized to sell insurance and annuities in New York.

      (C)2008-2010 RiverSource Life Insurance Company. All rights reserved. 45313 P (7/10)

PART B.

                       STATEMENT OF ADDITIONAL INFORMATION

                                       FOR



                         RIVERSOURCE(R) ENDEAVOR SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) FLEXCHOICE SELECT

                                VARIABLE ANNUITY



                        RIVERSOURCE(R) INNOVATIONS SELECT

                                VARIABLE ANNUITY



                             RIVERSOURCE OF NEW YORK

                           VARIABLE ANNUITY ACCOUNT 2

                   (previously ACL Variable Annuity Account 2)



                                  JULY 19, 2010


RiverSource of New York Variable Annuity Account 2 is a separate account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your investment professional, or by writing or calling us at the address and telephone number below. This SAI contains financial information for all the subaccounts of the RiverSource of New York Variable Annuity Account 2. Not all subaccounts shown will apply to your specific contract.

RiverSource Life Insurance Co. of New York
20 Madison Avenue Extension
P.O. Box 5144
Albany, NY 12203
(800) 541-2251


S-6314 J (7/10)

TABLE OF CONTENTS

Calculating Annuity Payouts.....................................................   p.  3
Rating Agencies.................................................................   p.  4
Revenues Received During Calendar Year 2009.....................................   p.  4
Principal Underwriter...........................................................   p.  5
Independent Registered Public Accounting Firm...................................   p.  5
Condensed Financial Information (Unaudited).....................................   p.  6
Financial Statements




 2    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

CALCULATING ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

INITIAL PAYOUT: To compute your first monthly payout, we:

-  determine the dollar value of your contract on the valuation date; then

- apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payout for each $1,000 of value which depends on factors built into the table, as described below.

ANNUITY UNITS: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payout by the annuity unit value (see below) on the valuation date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

SUBSEQUENT PAYOUTS: To compute later payouts, we multiply:

-  the annuity unit value on the valuation date; by

-  the fixed number of annuity units credited to you.

ANNUITY UNIT VALUES: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

-  the net investment factor; and

-  the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 3.5%, the neutralizing factor is 0.999906 for a one day valuation period.

NET INVESTMENT FACTOR: We determine the net investment factor by:

- adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-  dividing that sum by the previous adjusted net asset value per share; and

- subtracting the percentage factor representing the mortality and expense risk fee and the variable account administrative charge from the result.

Because the net asset value of the fund may fluctuate, the net investment factor may be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a subaccount.

FIXED ANNUITY PAYOUTS

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

- take the value of your one-year fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then

- using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    3

RATING AGENCIES

We receive ratings from independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. The ratings reflect each agency's estimation of our ability to meet our contractual obligations such as making annuity payouts and paying death benefits and other distributions. As such, the ratings relate to our general account and not to the subaccounts. This information generally does not relate to the management or performance of the subaccounts.

For detailed information on the agency ratings given to RiverSource Life of NY, contact your investment professional. You also may view our current ratings by visiting the agency websites directly at:

A.M. Best                                                                       www.ambest.com
Fitch                                                                     www.fitchratings.com
Moody's                                                               www.moodys.com/insurance
Standard & Poor's                                                     www.standardandpoors.com


A.M. Best -- Rates insurance companies for their financial strength.

Fitch -- Rates insurance companies for their claims-paying ability.

Moody's -- Rates insurance companies for their financial strength.

Standard & Poor's -- Rates insurance companies for their financial strength.

REVENUES RECEIVED DURING CALENDAR YEAR 2009

The following table shows the unaffiliated funds ranked according to highest to lowest total dollar amounts the funds and their affiliates paid to us and/or our affiliates in 2009. Some of these funds may not be available under your contract or policy. Please see your contract or policy prospectus regarding the investment options available to you.

--------------------------------------------------------------------------------------------
Fidelity(R) Variable Insurance Products                                       $16,862,538.30
Oppenheimer Variable Account Funds                                            $16,181,350.38
Wanger Advisors Trust                                                         $ 9,058,474.96
Columbia Funds Variable Insurance Trust                                       $ 8,079,865.39
Janus Aspen Series                                                            $ 8,045,298.84
Invesco Variable Insurance Funds (previously AIM Variable Insurance Funds)    $ 7,421,603.88
AllianceBernstein Variable Products Series Fund, Inc.                         $ 6,944,576.59
Van Kampen Life Investment Trust                                              $ 6,875,389.20
PIMCO Variable Insurance Trust                                                $ 6,211,733.09
American Century(R) Variable Portfolios, Inc.                                 $ 4,784,673.03
Franklin(R) Templeton(R) Variable Insurance Products Trust                    $ 4,340,994.50
Eaton Vance Variable Trust                                                    $ 3,894,123.46
Goldman Sachs Variable Insurance Trust                                        $ 2,774,705.10
MFS(R) Variable Insurance Trust(SM)                                           $ 2,592,681.47
The Universal Institutional Funds, Inc.                                       $ 2,356,481.41
Evergreen Variable Annuity Trust                                              $ 1,975,681.74
Neuberger Berman Advisers Management Trust                                    $ 1,350,137.36
Wells Fargo Advantage Variable Trust Funds                                    $ 1,276,378.48
Putnam Variable Trust                                                         $ 1,146,355.35
Credit Suisse Trust                                                           $   728,188.25
Royce Capital Fund                                                            $   275,541.01
Third Avenue Variable Series Trust                                            $   262,253.82
Lazard Retirement Series, Inc.                                                $   149,294.72
Calvert Variable Series, Inc.                                                 $    98,468.89
Dreyfus Investment Portfolios/Dreyfus Variable Investment Fund                $    94,399.82
Pioneer Variable Contracts Trust                                              $    82,957.41
Legg Mason Partners Variable Portfolios                                       $    23,855.82
STI Classic Variable Trust                                                    $    15,842.14
Premier VIT                                                                   $     3,804.89
Lincoln Variable Insurance Products Trust                                     $     2,495.59
J.P. Morgan Series Trust II                                                   $     1,187.23
--------------------------------------------------------------------------------------------


If the revenue received from affiliated funds were included in the table above, payment to us or our affiliates by the RiverSource Variable Series Trust Funds
(RVST) or their affiliates would be at the top of the list.


 4    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

PRINCIPAL UNDERWRITER

RiverSource Distributors, Inc. (RiverSource Distributors) serves as principal underwriter for the contracts, which it offers on a continuous basis. RiverSource Distributors is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. (NASD). RiverSource Distributors is an affiliate of ours. The contracts are offered to the public through certain securities broker-dealers and through entities that may offer the contracts but are exempt from registration that have entered into selling agreements with RiverSource Distributors and whose personnel are legally authorized to sell annuity products. Both RiverSource Distributors and RiverSource Life of NY are ultimately controlled by Ameriprise Financial, Inc. The principal business address of RiverSource Distributors, Inc. is 70100 Ameriprise Financial Center, Minneapolis, MN 55474.

RiverSource Distributors retains no underwriting commissions from the sale of the contracts. The aggregate dollar amount of underwriting commissions paid to RiverSource Distributors for the variable account in 2009 was $17,842,976; in 2008 was $22,750,353; and in 2007 was $16,934,492.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP, independent registered public accounting firm, has audited the financial statements of RiverSource Life Insurance Co. of New York at Dec. 31, 2009 and 2008, and for each of the three years in the period ended Dec. 31, 2009, and the individual financial statements of the segregated asset divisions of RiverSource of New York Variable Annuity Account 2, sponsored by RiverSource Life Insurance Co. of New York, at Dec. 31, 2009, and for each of the periods indicated therein, as set forth in their reports thereon appearing elsewhere herein. We've included our financial statements in the Statement of Additional Information in reliance upon such reports given on the authority of Ernst & Young LLP as experts in accounting and auditing.


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    5

CONDENSED FINANCIAL INFORMATION (UNAUDITED)

The following tables give per-unit information about the financial history of each subaccount. The date in which operations commenced in each subaccount is noted in parentheses.

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.89   $1.87   $1.86   $1.67   $1.60   $1.46   $1.00
Accumulation unit value at end of period                  $1.30   $0.89   $1.87   $1.86   $1.67   $1.60   $1.46
Number of accumulation units outstanding at end of
period (000 omitted)                                          3       3       3       3       3       3       2
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $1.15   $2.19   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period                  $1.61   $1.15   $2.19   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.80   $1.16   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                  $1.01   $0.80   $1.16   $1.08      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                         --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period            $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                  $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
period (000 omitted)                                          3       3      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period            $1.00   $1.92   $1.62   $1.51   $1.47   $1.41   $1.00
Accumulation unit value at end of period                  $1.51   $1.00   $1.92   $1.62   $1.51   $1.47   $1.41
Number of accumulation units outstanding at end of
period (000 omitted)                                          7       7       7       8       8       8       2
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period            $1.10   $1.87   $1.81   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period                  $1.31   $1.10   $1.87   $1.81   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of
period (000 omitted)                                          1       1       1       1       1       1       1
---------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period            $1.03   $1.73   $1.54   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period                  $1.40   $1.03   $1.73   $1.54   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of
period (000 omitted)                                          2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.28   $2.25   $1.94   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period                  $1.71   $1.28   $2.25   $1.94   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of
period (000 omitted)                                         71      78     115     173     185     198      18
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.02   $1.96   $1.56   $1.48   $1.42   $1.39   $1.00
Accumulation unit value at end of period                  $1.29   $1.02   $1.96   $1.56   $1.48   $1.42   $1.39
Number of accumulation units outstanding at end of
period (000 omitted)                                          2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.62   $2.71   $2.38   $2.14   $1.83   $1.48   $1.00
Accumulation unit value at end of period                  $2.24   $1.62   $2.71   $2.38   $2.14   $1.83   $1.48
Number of accumulation units outstanding at end of
period (000 omitted)                                         21      21      49      52      71      75       5
---------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.56   $2.81   $2.42   $2.08   $1.77   $1.57   $1.00
Accumulation unit value at end of period                  $1.95   $1.56   $2.81   $2.42   $2.08   $1.77   $1.57
Number of accumulation units outstanding at end of
period (000 omitted)                                          6       7      36      70      71      71       2
---------------------------------------------------------------------------------------------------------------


 6    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.06   $1.85   $2.37   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period                  $1.25   $1.06   $1.85   $2.37   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                        9       9       9      10      10      11       8
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.45   $2.19   $2.27   $1.96   $1.82   $1.48   $1.00
Accumulation unit value at end of period                  $1.86   $1.45   $2.19   $2.27   $1.96   $1.82   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                        2       2       2       2       2       2       2
---------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.14   $2.00   $1.81   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period                  $1.61   $1.14   $2.00   $1.81   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                       13      13      12      44      44      44       3
---------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.17   $1.87   $1.83   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period                  $1.46   $1.17   $1.87   $1.83   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                       51      53      83     149     155     163      42
---------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period            $1.49   $2.52   $2.20   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period                  $2.02   $1.49   $2.52   $2.20   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of
  period (000 omitted)                                        5       5       5       5       6       7       3
---------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period            $1.02   $1.64   $1.49   $1.40   $1.36   $1.26   $1.00
Accumulation unit value at end of period                  $1.41   $1.02   $1.64   $1.49   $1.40   $1.36   $1.26
Number of accumulation units outstanding at end of
  period (000 omitted)                                        5       5       5       6       8       9       2
---------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period            $1.04   $1.74   $1.72   $1.54   $1.48   $1.41   $1.00
Accumulation unit value at end of period                  $1.68   $1.04   $1.74   $1.72   $1.54   $1.48   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                        1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period            $1.15   $1.49   $1.45   $1.31   $1.29   $1.18   $1.00
Accumulation unit value at end of period                  $1.34   $1.15   $1.49   $1.45   $1.31   $1.29   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                       24      25      26      26      27      28       2
---------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period            $2.00   $3.24   $2.57   $1.98   $1.72   $1.33   $1.00
Accumulation unit value at end of period                  $2.63   $2.00   $3.24   $2.57   $1.98   $1.72   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      24      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period            $0.96   $1.79   $1.59   $1.49   $1.44   $1.36   $1.00
Accumulation unit value at end of period                  $1.38   $0.96   $1.79   $1.59   $1.49   $1.44   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                       33      33      31      69      69      68       4
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period            $1.48   $2.51   $2.39   $2.06   $1.82   $1.55   $1.00
Accumulation unit value at end of period                  $2.04   $1.48   $2.51   $2.39   $2.06   $1.82   $1.55
Number of accumulation units outstanding at end of
  period (000 omitted)                                        1       1       1       1       1       1      --
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period            $0.29   $1.37   $1.39   $1.29   $1.27   $1.18   $1.00
Accumulation unit value at end of period                  $0.36   $0.29   $1.37   $1.39   $1.29   $1.27   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                       12      68      12      13      14      15      10
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period            $1.34   $2.18   $2.23   $1.97   $1.81   $1.53   $1.00
Accumulation unit value at end of period                  $1.81   $1.34   $2.18   $2.23   $1.97   $1.81   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                       11      11      11      12      13      13       9
---------------------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    7

VARIABLE ACCOUNT CHARGES OF 1.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004    2003
---------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period            $1.20   $1.42   $1.31   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period                  $1.41   $1.20   $1.42   $1.31   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                      100     103     168     182     214     234      48
---------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period            $1.00   $1.64   $1.76   $1.54   $1.48   $1.34   $1.00
Accumulation unit value at end of period                  $1.28   $1.00   $1.64   $1.76   $1.54   $1.48   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                       11      11      11      11      11      11      11
---------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period            $1.34   $2.42   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period                  $1.66   $1.34   $2.42   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                        7       7       7      42      42      42       6
---------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period            $0.99   $1.62   $1.63   $1.48   $1.42   $1.33   $1.00
Accumulation unit value at end of period                  $1.30   $0.99   $1.62   $1.63   $1.48   $1.42   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period            $1.03   $1.92   $1.87   $1.79   $1.61   $1.37   $1.00
Accumulation unit value at end of period                  $1.42   $1.03   $1.92   $1.87   $1.79   $1.61   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period            $1.42   $2.09   $2.22   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period                  $1.91   $1.42   $2.09   $2.22   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of
  period (000 omitted)                                        2       2       3       3       3       3      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $1.09   $1.08   $1.04   $1.01   $0.99   $0.99   $1.00
Accumulation unit value at end of period                  $1.08   $1.09   $1.08   $1.04   $1.01   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                        5      96     111       1       1       1      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $1.05   $1.14   $1.09   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                  $1.19   $1.05   $1.14   $1.09   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                        7       8       8      65      65      65       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $1.50   $2.54   $2.37   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period                  $1.89   $1.50   $2.54   $2.37   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                       11      11      12      82      82      82       9
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period            $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                  $0.78   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $1.11   $1.78   $1.72   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period                  $1.39   $1.11   $1.78   $1.72   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                        5       5       5      53      55      56       1
---------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $1.03   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                  $1.08   $1.03   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                        3     102       9       9      10      14      11
---------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period            $0.89   $1.62   $1.59   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period                  $1.21   $0.89   $1.62   $1.59   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --      --
---------------------------------------------------------------------------------------------------------------




 8    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.54   $1.14   $1.13   $1.00
Accumulation unit value at end of period                             $0.79   $0.54   $1.14   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.60   $1.05   $1.00      --
Accumulation unit value at end of period                             $0.71   $0.60   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.63   $1.21   $1.10   $1.00
Accumulation unit value at end of period                             $0.89   $0.63   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                             $0.92   $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.61   $1.05   $1.00      --
Accumulation unit value at end of period                             $0.82   $0.61   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             749     329     164      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                             $1.08   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                       $0.82   $1.00      --      --
Accumulation unit value at end of period                             $1.01   $0.82      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                             $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                             $0.85   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                             $0.80   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             346     426     212      75
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $1.08   $1.10   $1.02   $1.00
Accumulation unit value at end of period                             $1.17   $1.08   $1.10   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.77   $1.42   $1.21   $1.00
Accumulation unit value at end of period                             $1.02   $0.77   $1.42   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    9

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                       $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                             $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.24   $1.03   $1.00
Accumulation unit value at end of period                             $0.95   $0.71   $1.24   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --     207
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                             $0.93   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                       $0.81   $1.08   $1.08   $1.00
Accumulation unit value at end of period                             $1.15   $0.81   $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      16
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                       $0.67   $1.13   $1.00      --
Accumulation unit value at end of period                             $0.85   $0.67   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             955     654     358      --
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                       $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                             $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                       $0.77   $1.08   $1.13   $1.00
Accumulation unit value at end of period                             $0.95   $0.77   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             613     439     300      --
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                       $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                             $0.86   $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.63   $1.07   $1.06   $1.00
Accumulation unit value at end of period                             $0.84   $0.63   $1.07   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.23   $1.09   $1.00
Accumulation unit value at end of period                             $1.11   $0.72   $1.23   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      42
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.85   $1.22   $1.15   $1.00
Accumulation unit value at end of period                             $1.02   $0.85   $1.22   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.62   $1.10   $1.00      --
Accumulation unit value at end of period                             $0.77   $0.62   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                             $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


 10    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                             $1.02   $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             347     230     155      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.73   $1.28   $1.10   $1.00
Accumulation unit value at end of period                             $0.97   $0.73   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             240     567     438     409
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.35   $1.08   $1.00
Accumulation unit value at end of period                             $0.89   $0.71   $1.35   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.03   $1.08   $1.04   $1.00
Accumulation unit value at end of period                             $1.17   $1.03   $1.08   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             425     359     301      21
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.74   $1.25   $1.09   $1.00
Accumulation unit value at end of period                             $1.03   $0.74   $1.25   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             236     310     155      68
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.75   $1.35   $1.17   $1.00
Accumulation unit value at end of period                             $0.93   $0.75   $1.35   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      21
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                             $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.78   $1.08   $1.13   $1.00
Accumulation unit value at end of period                             $0.91   $0.78   $1.08   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                             $0.98   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                             $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --     131
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.45   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             345     290     255      94
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                             $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             214     245     190     130
--------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    11

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                             $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                             $0.85   $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             820     680     449      --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                       $0.61   $1.03   $1.00      --
Accumulation unit value at end of period                             $0.86   $0.61   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.75   $1.20   $1.10   $1.00
Accumulation unit value at end of period                             $1.03   $0.75   $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $1.12   $0.69   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.87   $1.14   $1.11   $1.00
Accumulation unit value at end of period                             $1.02   $0.87   $1.14   $1.11
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.96   $1.56   $1.23   $1.00
Accumulation unit value at end of period                             $1.26   $0.96   $1.56   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.66   $1.23   $1.10   $1.00
Accumulation unit value at end of period                             $0.95   $0.66   $1.23   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.23   $1.17   $1.00
Accumulation unit value at end of period                             $1.00   $0.72   $1.23   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.66   $1.08   $1.10   $1.00
Accumulation unit value at end of period                             $0.89   $0.66   $1.08   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                       $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                             $1.15   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             727     561     443     134
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                       $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                             $1.04   $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             395     548     429      --
--------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                             $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


 12    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                             $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.58   $0.97   $1.13   $1.00
Accumulation unit value at end of period                             $0.76   $0.58   $0.97   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      98
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.59   $1.10   $1.07   $1.00
Accumulation unit value at end of period                             $0.81   $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                       $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                             $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                           1,011     585     342      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                       $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                             $0.98   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                       $0.72   $1.06   $1.12   $1.00
Accumulation unit value at end of period                             $0.97   $0.72   $1.06   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.07   $1.06   $1.02   $1.00
Accumulation unit value at end of period                             $1.06   $1.07   $1.06   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             212      81      91       1
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.01   $1.09   $1.04   $1.00
Accumulation unit value at end of period                             $1.14   $1.01   $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             958     827     654     195
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                             $0.90   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             978     817     424     205
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.67   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $0.82   $0.67   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(06/19/2006)
Accumulation unit value at beginning of period                       $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.15   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             673     304     289     164
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                             $1.22   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --       4
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.87   $1.08   $1.06   $1.00
Accumulation unit value at end of period                             $1.22   $0.87   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             496     293     216      81
--------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    13

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                             $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                       $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                             $0.76   $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.73   $1.18   $1.14   $1.00
Accumulation unit value at end of period                             $0.92   $0.73   $1.18   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $1.08   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                             129      45      55       5
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.63   $1.14   $1.12   $1.00
Accumulation unit value at end of period                             $0.85   $0.63   $1.14   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.68   $1.14   $1.15   $1.00
Accumulation unit value at end of period                             $0.85   $0.68   $1.14   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.84   $1.84   $1.34   $1.00
Accumulation unit value at end of period                             $1.45   $0.84   $1.84   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             157     225     106      66
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.78   $1.32   $1.18   $1.00
Accumulation unit value at end of period                             $0.98   $0.78   $1.32   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                             $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             294     383     238     201
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                             $0.66   $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             188     228      91      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                             $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                             $0.79   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --       1
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                       $0.76   $1.42   $1.23   $1.00
Accumulation unit value at end of period                             $1.13   $0.76   $1.42   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                             240     294     140      86
--------------------------------------------------------------------------------------------------


 14    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.05% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                       $0.67   $1.13   $1.08   $1.00
Accumulation unit value at end of period                             $0.95   $0.67   $1.13   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             194     156     105      23
--------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    15

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.89   $1.86   $1.86   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period                $1.29   $0.89   $1.86   $1.86   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                    127      88      83      83      83      55      10
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.14   $2.18   $2.00   $1.74   $1.61   $1.41   $1.00
Accumulation unit value at end of period                $1.60   $1.14   $2.18   $2.00   $1.74   $1.61   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     34      35      33      33      34      21       6
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.80   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $1.01   $0.80   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      9       8       7       7      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    102     100      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.99   $1.91   $1.61   $1.50   $1.47   $1.41   $1.00
Accumulation unit value at end of period                $1.50   $0.99   $1.91   $1.61   $1.50   $1.47   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     63      80      78      87      87      72      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.87   $1.80   $1.55   $1.50   $1.37   $1.00
Accumulation unit value at end of period                $1.30   $1.09   $1.87   $1.80   $1.55   $1.50   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                    136     180     163     194     210     216     147
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.72   $1.53   $1.56   $1.37   $1.28   $1.00
Accumulation unit value at end of period                $1.39   $1.02   $1.72   $1.53   $1.56   $1.37   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5      25      24      25       6
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.27   $2.24   $1.93   $1.75   $1.52   $1.33   $1.00
Accumulation unit value at end of period                $1.70   $1.27   $2.24   $1.93   $1.75   $1.52   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,051   1,112   1,129   1,239   1,247   1,212     331
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.95   $1.55   $1.47   $1.41   $1.39   $1.00
Accumulation unit value at end of period                $1.28   $1.01   $1.95   $1.55   $1.47   $1.41   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                     95      92      87      87      85      58       9
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.61   $2.70   $2.37   $2.13   $1.82   $1.48   $1.00
Accumulation unit value at end of period                $2.23   $1.61   $2.70   $2.37   $2.13   $1.82   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                    307     337     344     393     385     393      58
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.55   $2.79   $2.41   $2.07   $1.76   $1.57   $1.00
Accumulation unit value at end of period                $1.93   $1.55   $2.79   $2.41   $2.07   $1.76   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                     56      80      81      92      93      96      14
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.05   $1.84   $2.36   $1.98   $1.76   $1.35   $1.00
Accumulation unit value at end of period                $1.24   $1.05   $1.84   $2.36   $1.98   $1.76   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8      37      40      52      54      46      --
-------------------------------------------------------------------------------------------------------------


 16    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.44   $2.18   $2.26   $1.95   $1.81   $1.48   $1.00
Accumulation unit value at end of period                $1.85   $1.44   $2.18   $2.26   $1.95   $1.81   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                     62      88      89      97      90      91      25
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.13   $1.99   $1.80   $1.68   $1.62   $1.47   $1.00
Accumulation unit value at end of period                $1.60   $1.13   $1.99   $1.80   $1.68   $1.62   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                    100      90      74      73      68      65      28
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.16   $1.86   $1.82   $1.56   $1.42   $1.28   $1.00
Accumulation unit value at end of period                $1.45   $1.16   $1.86   $1.82   $1.56   $1.42   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                    470     521     555     618     644     640     260
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.48   $2.50   $2.19   $1.83   $1.68   $1.43   $1.00
Accumulation unit value at end of period                $2.00   $1.48   $2.50   $2.19   $1.83   $1.68   $1.43
Number of accumulation units outstanding at end of
  period (000 omitted)                                    105      93      87      68      74      56       9
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.63   $1.48   $1.40   $1.35   $1.26   $1.00
Accumulation unit value at end of period                $1.40   $1.01   $1.63   $1.48   $1.40   $1.35   $1.26
Number of accumulation units outstanding at end of
  period (000 omitted)                                    101     112     123     127     130     137      55
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.73   $1.71   $1.53   $1.48   $1.41   $1.00
Accumulation unit value at end of period                $1.67   $1.04   $1.73   $1.71   $1.53   $1.48   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     61      64      64      63      66      67      20
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.14   $1.49   $1.45   $1.31   $1.29   $1.17   $1.00
Accumulation unit value at end of period                $1.33   $1.14   $1.49   $1.45   $1.31   $1.29   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                    607     731     782     834     860     841     397
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.98   $3.23   $2.56   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period                $2.61   $1.98   $3.23   $2.56   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     42      35      36      36      40      45      42
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.96   $1.78   $1.58   $1.49   $1.43   $1.36   $1.00
Accumulation unit value at end of period                $1.37   $0.96   $1.78   $1.58   $1.49   $1.43   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                    444     422     415     441     466     438     125
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.47   $2.50   $2.38   $2.05   $1.82   $1.55   $1.00
Accumulation unit value at end of period                $2.03   $1.47   $2.50   $2.38   $2.05   $1.82   $1.55
Number of accumulation units outstanding at end of
  period (000 omitted)                                     96      90      85      98      94      84      19
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.29   $1.36   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period                $0.36   $0.29   $1.36   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                    114      63      47      67      70      62       6
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.33   $2.17   $2.22   $1.96   $1.81   $1.53   $1.00
Accumulation unit value at end of period                $1.80   $1.33   $2.17   $2.22   $1.96   $1.81   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                    225     244     252     335     349     321      27
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.19   $1.41   $1.30   $1.23   $1.21   $1.13   $1.00
Accumulation unit value at end of period                $1.40   $1.19   $1.41   $1.30   $1.23   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    640     656     794     888     904     868     200
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    17

VARIABLE ACCOUNT CHARGES OF 1.10% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.99   $1.63   $1.76   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period                $1.27   $0.99   $1.63   $1.76   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      20      20      21       2
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.33   $2.41   $2.25   $1.78   $1.60   $1.39   $1.00
Accumulation unit value at end of period                $1.64   $1.33   $2.41   $2.25   $1.78   $1.60   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       3       3       5       6       4       1
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.61   $1.62   $1.47   $1.42   $1.33   $1.00
Accumulation unit value at end of period                $1.29   $0.98   $1.61   $1.62   $1.47   $1.42   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.03   $1.91   $1.86   $1.78   $1.61   $1.37   $1.00
Accumulation unit value at end of period                $1.41   $1.03   $1.91   $1.86   $1.78   $1.61   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --       2       2       2       2       1
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.41   $2.08   $2.21   $1.86   $1.78   $1.50   $1.00
Accumulation unit value at end of period                $1.90   $1.41   $2.08   $2.21   $1.86   $1.78   $1.50
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       3       3       5       5       2      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.08   $1.04   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                $1.08   $1.09   $1.08   $1.04   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22      --      47      49      52      54      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.05   $1.14   $1.09   $1.06   $1.05   $1.01   $1.00
Accumulation unit value at end of period                $1.19   $1.05   $1.14   $1.09   $1.06   $1.05   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    234     204     207     216     224     223     160
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.49   $2.53   $2.36   $2.00   $1.78   $1.52   $1.00
Accumulation unit value at end of period                $1.87   $1.49   $2.53   $2.36   $2.00   $1.78   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                     68      68      66      66      61      60       2
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period          $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.10   $1.78   $1.71   $1.50   $1.45   $1.33   $1.00
Accumulation unit value at end of period                $1.38   $1.10   $1.78   $1.71   $1.50   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    250     330     326     410     467     506     159
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.03   $1.07   $1.03   $1.00   $0.99   $1.00   $1.00
Accumulation unit value at end of period                $1.07   $1.03   $1.07   $1.03   $1.00   $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    285     335     388     354     378     382     136
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.89   $1.61   $1.58   $1.44   $1.34   $1.25   $1.00
Accumulation unit value at end of period                $1.20   $0.89   $1.61   $1.58   $1.44   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      26      28      34      35      20      --
-------------------------------------------------------------------------------------------------------------




 18    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(11/15/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.57   $1.20   $1.20   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $0.83   $0.57   $1.20   $1.20   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 85      92      75      77      76       6
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.59   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                     $0.71   $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.74   $1.42   $1.30   $1.13   $1.05   $1.00
Accumulation unit value at end of period                     $1.04   $0.74   $1.42   $1.30   $1.13   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.73   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $0.92   $0.73   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 11      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                     $0.82   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 59      31      24      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.91   $1.29   $1.19   $1.09   $1.03   $1.00
Accumulation unit value at end of period                     $1.17   $0.91   $1.29   $1.19   $1.09   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 14      14      17      18      18       2
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period               $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                     $1.01   $0.82      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      11      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $0.60   $1.16   $1.00      --      --      --
Accumulation unit value at end of period                     $0.91   $0.60   $1.16      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period               $0.75   $1.28   $1.24   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $0.89   $0.75   $1.28   $1.24   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period               $0.78   $1.69   $1.62   $1.22   $1.05   $1.00
Accumulation unit value at end of period                     $1.04   $0.78   $1.69   $1.62   $1.22   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                248     258     190     198     126       3
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $1.07   $1.10   $1.02   $1.01   $1.01   $1.00
Accumulation unit value at end of period                     $1.17   $1.07   $1.10   $1.02   $1.01   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                236     216     321     335     241       7
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.93   $1.70   $1.46   $1.18   $1.06   $1.00
Accumulation unit value at end of period                     $1.23   $0.93   $1.70   $1.46   $1.18   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    19

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                     $0.86   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 12      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.68   $1.18   $0.99   $1.04   $1.03   $1.00
Accumulation unit value at end of period                     $0.91   $0.68   $1.18   $0.99   $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                367     366     362     448     191       5
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.85   $1.18   $1.26   $1.07   $1.04   $1.00
Accumulation unit value at end of period                     $1.01   $0.85   $1.18   $1.26   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --       3      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $0.80   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                     $1.14   $0.80   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 64      73      80      83      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                     $0.84   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 77      64      48      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $0.58   $1.14   $1.00      --      --      --
Accumulation unit value at end of period                     $0.79   $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period               $0.89   $1.25   $1.30   $1.10   $1.06   $1.00
Accumulation unit value at end of period                     $1.10   $0.89   $1.25   $1.30   $1.10   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 46      38      35      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                     $0.85   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.70   $1.20   $1.19   $1.12   $1.04   $1.00
Accumulation unit value at end of period                     $0.94   $0.70   $1.20   $1.19   $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 11      10      10      10       9      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.71   $1.22   $1.08   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $1.10   $0.71   $1.22   $1.08   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 71      82      80      96      46       1
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.89   $1.27   $1.21   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $1.07   $0.89   $1.27   $1.21   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                     $0.77   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.89   $1.44   $1.40   $1.16   $1.05   $1.00
Accumulation unit value at end of period                     $1.15   $0.89   $1.44   $1.40   $1.16   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------


 20    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.71   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                     $1.01   $0.71   $0.99      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 34      18      18      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.86   $1.52   $1.31   $1.19   $1.03   $1.00
Accumulation unit value at end of period                     $1.15   $0.86   $1.52   $1.31   $1.19   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                702     770     731     811     496       6
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.73   $1.40   $1.12   $1.06   $1.02   $1.00
Accumulation unit value at end of period                     $0.92   $0.73   $1.40   $1.12   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --       3      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.02   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.17   $1.02   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                233     223     313     289     206       3
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.93   $1.56   $1.37   $1.23   $1.05   $1.00
Accumulation unit value at end of period                     $1.29   $0.93   $1.56   $1.37   $1.23   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                101     114     105     109      43      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.92   $1.66   $1.44   $1.23   $1.05   $1.00
Accumulation unit value at end of period                     $1.15   $0.92   $1.66   $1.44   $1.23   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 27      27      25      34      33       3
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.86   $1.24   $1.21   $1.04   $1.03   $1.00
Accumulation unit value at end of period                     $1.16   $0.86   $1.24   $1.21   $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.84   $1.17   $1.22   $1.05   $1.03   $1.00
Accumulation unit value at end of period                     $0.98   $0.84   $1.17   $1.22   $1.05   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --       3      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.71   $1.26   $1.14   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $1.01   $0.71   $1.26   $1.14   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      --      --      --       8      --
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.85   $1.36   $1.33   $1.14   $1.04   $1.00
Accumulation unit value at end of period                     $1.06   $0.85   $1.36   $1.33   $1.14   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 16      15      14      25      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.29   $1.23   $1.12   $1.00   $1.05   $1.00
Accumulation unit value at end of period                     $1.51   $1.29   $1.23   $1.12   $1.00   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 94      95     144     139      82       2
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.78   $1.37   $1.35   $1.12   $1.04   $1.00
Accumulation unit value at end of period                     $1.01   $0.78   $1.37   $1.35   $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.85   $1.37   $1.34   $1.17   $1.05   $1.00
Accumulation unit value at end of period                     $1.12   $0.85   $1.37   $1.34   $1.17   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                184     189     195     193     105       3
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    21

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.59   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                     $0.70   $0.59   $0.94      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.63   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                     $0.84   $0.63   $1.06      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 68      64      59      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period               $0.61   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $0.85   $0.61   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.77   $1.24   $1.13   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $1.06   $0.77   $1.24   $1.13   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.73   $1.22   $1.21   $1.08   $1.04   $1.00
Accumulation unit value at end of period                     $1.18   $0.73   $1.22   $1.21   $1.08   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  9       9       9       9      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.90   $1.18   $1.15   $1.04   $1.02   $1.00
Accumulation unit value at end of period                     $1.05   $0.90   $1.18   $1.15   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  5       5       5       5       5      --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $1.23   $1.99   $1.58   $1.22   $1.06   $1.00
Accumulation unit value at end of period                     $1.61   $1.23   $1.99   $1.58   $1.22   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  6      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.68   $1.27   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                     $0.97   $0.68   $1.27   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                222     235     212     244     139       4
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.87   $1.47   $1.40   $1.21   $1.07   $1.00
Accumulation unit value at end of period                     $1.19   $0.87   $1.47   $1.40   $1.21   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.77   $1.25   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                     $1.04   $0.77   $1.25   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 67      66      62      62      62      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $1.00   $1.19   $1.10   $1.03   $1.02   $1.00
Accumulation unit value at end of period                     $1.18   $1.00   $1.19   $1.10   $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                335     348     409     393     265       5
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $0.86   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                     $1.03   $0.86   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 36      48      53      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.95   $1.16   $1.18   $1.16   $1.04   $1.00
Accumulation unit value at end of period                     $1.18   $0.95   $1.16   $1.18   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --       2      --
----------------------------------------------------------------------------------------------------------


 22    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.88   $1.58   $1.48   $1.17   $1.06   $1.00
Accumulation unit value at end of period                     $1.08   $0.88   $1.58   $1.48   $1.17   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.67   $1.12   $1.29   $1.12   $1.05   $1.00
Accumulation unit value at end of period                     $0.87   $0.67   $1.12   $1.29   $1.12   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 13      13      11      16       2      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.68   $1.25   $1.22   $1.17   $1.06   $1.00
Accumulation unit value at end of period                     $0.93   $0.68   $1.25   $1.22   $1.17   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                     $0.78   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 85      54      45      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period               $0.78   $1.24   $1.19   $1.04   $1.04   $1.00
Accumulation unit value at end of period                     $1.05   $0.78   $1.24   $1.19   $1.04   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $0.83   $1.23   $1.31   $1.10   $1.05   $1.00
Accumulation unit value at end of period                     $1.12   $0.83   $1.23   $1.31   $1.10   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                218     228     246     248     149       5
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.10   $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.09   $1.10   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 17      11      16     106     105      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.01   $1.09   $1.05   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.14   $1.01   $1.09   $1.05   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 95      94     117      79      10      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.88   $1.49   $1.39   $1.18   $1.05   $1.00
Accumulation unit value at end of period                     $1.10   $0.88   $1.49   $1.39   $1.18   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                456     450     411     426     198      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.72   $1.25   $1.23   $1.08   $1.03   $1.00
Accumulation unit value at end of period                     $0.88   $0.72   $1.25   $1.23   $1.08   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 93      86      83      87      87       9
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period               $1.09   $1.10   $1.03   $1.00      --      --
Accumulation unit value at end of period                     $1.15   $1.09   $1.10   $1.03      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 64      41      57      44      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.85   $1.15   $1.14   $1.04   $1.01   $1.00
Accumulation unit value at end of period                     $1.29   $0.85   $1.15   $1.14   $1.04   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 37      44      48      51      35      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.89   $1.11   $1.10   $1.03   $1.01   $1.00
Accumulation unit value at end of period                     $1.26   $0.89   $1.11   $1.10   $1.03   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 49      40      45      28      --      --
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    23

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.69   $1.26   $1.12   $1.13   $1.04   $1.00
Accumulation unit value at end of period                     $1.11   $0.69   $1.26   $1.12   $1.13   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period               $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                     $0.76   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.78   $1.25   $1.20   $1.06   $1.02   $1.00
Accumulation unit value at end of period                     $0.97   $0.78   $1.25   $1.20   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.04   $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.08   $1.04   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 27      23      31      32      25      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.68   $1.24   $1.22   $1.11   $1.03   $1.00
Accumulation unit value at end of period                     $0.93   $0.68   $1.24   $1.22   $1.11   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.74   $1.24   $1.26   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $0.92   $0.74   $1.24   $1.26   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.18   $2.59   $1.89   $1.43   $1.08   $1.00
Accumulation unit value at end of period                     $2.04   $1.18   $2.59   $1.89   $1.43   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 92     126      93     130      79       2
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.96   $1.63   $1.46   $1.19   $1.06   $1.00
Accumulation unit value at end of period                     $1.21   $0.96   $1.63   $1.46   $1.19   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.75   $1.18   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $0.95   $0.75   $1.18   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                638     638     645     652     343       8
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.47   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                     $0.65   $0.47   $0.85      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 15      25      12      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.59   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                     $0.92   $0.59   $1.13      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.83   $1.35   $1.65   $1.22   $1.05   $1.00
Accumulation unit value at end of period                     $1.05   $0.83   $1.35   $1.65   $1.22   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 15      14      12      11      20      --
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period               $1.09   $2.03   $1.77   $1.30   $1.09   $1.00
Accumulation unit value at end of period                     $1.62   $1.09   $2.03   $1.77   $1.30   $1.09
Number of accumulation units outstanding at end of period
  (000 omitted)                                                147     179     147     178     115       4
----------------------------------------------------------------------------------------------------------


 24    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.15% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period               $0.76   $1.27   $1.22   $1.14   $1.04   $1.00
Accumulation unit value at end of period                     $1.07   $0.76   $1.27   $1.22   $1.14   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                147     152     148     145      82       2
----------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    25

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.54   $1.13   $1.13   $1.00
Accumulation unit value at end of period                             $0.79   $0.54   $1.13   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.59   $1.05   $1.00      --
Accumulation unit value at end of period                             $0.71   $0.59   $1.05      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.63   $1.20   $1.10   $1.00
Accumulation unit value at end of period                             $0.88   $0.63   $1.20   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.73   $1.03   $1.00      --
Accumulation unit value at end of period                             $0.91   $0.73   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.61   $1.04   $1.00      --
Accumulation unit value at end of period                             $0.82   $0.61   $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             686     349     197      --
--------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                       $0.84   $1.19   $1.10   $1.00
Accumulation unit value at end of period                             $1.07   $0.84   $1.19   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period                       $0.82   $1.00      --      --
Accumulation unit value at end of period                             $1.01   $0.82      --      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                       $0.60   $1.16   $1.00      --
Accumulation unit value at end of period                             $0.91   $0.60   $1.16      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.21   $1.17   $1.00
Accumulation unit value at end of period                             $0.84   $0.71   $1.21   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period                       $0.60   $1.30   $1.24   $1.00
Accumulation unit value at end of period                             $0.79   $0.60   $1.30   $1.24
Number of accumulation units outstanding at end of period (000
  omitted)                                                             340     439     241      64
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $1.07   $1.10   $1.02   $1.00
Accumulation unit value at end of period                             $1.17   $1.07   $1.10   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.77   $1.41   $1.21   $1.00
Accumulation unit value at end of period                             $1.02   $0.77   $1.41   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


 26    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period                       $0.67   $0.90   $1.00      --
Accumulation unit value at end of period                             $0.86   $0.67   $0.90      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.23   $1.03   $1.00
Accumulation unit value at end of period                             $0.94   $0.71   $1.23   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --     174
--------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period                       $0.78   $1.08   $1.15   $1.00
Accumulation unit value at end of period                             $0.92   $0.78   $1.08   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $1.08   $1.08   $1.00
Accumulation unit value at end of period                             $1.14   $0.80   $1.08   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      15
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period                       $0.67   $1.12   $1.00      --
Accumulation unit value at end of period                             $0.84   $0.67   $1.12      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             883     679     412      --
--------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period                       $0.58   $1.14   $1.00      --
Accumulation unit value at end of period                             $0.79   $0.58   $1.14      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period                       $0.77   $1.08   $1.12   $1.00
Accumulation unit value at end of period                             $0.95   $0.77   $1.08   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                             569     458     354      --
--------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period                       $0.72   $1.10   $1.00      --
Accumulation unit value at end of period                             $0.85   $0.72   $1.10      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.63   $1.06   $1.06   $1.00
Accumulation unit value at end of period                             $0.84   $0.63   $1.06   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.23   $1.09   $1.00
Accumulation unit value at end of period                             $1.11   $0.71   $1.23   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      38
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.84   $1.21   $1.15   $1.00
Accumulation unit value at end of period                             $1.02   $0.84   $1.21   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.62   $1.09   $1.00      --
Accumulation unit value at end of period                             $0.77   $0.62   $1.09      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.74   $1.19   $1.16   $1.00
Accumulation unit value at end of period                             $0.95   $0.74   $1.19   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    27

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period                       $0.71   $0.99   $1.00      --
Accumulation unit value at end of period                             $1.01   $0.71   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             258     199     158      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.28   $1.10   $1.00
Accumulation unit value at end of period                             $0.97   $0.72   $1.28   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                             200     543     442     303
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.70   $1.35   $1.08   $1.00
Accumulation unit value at end of period                             $0.89   $0.70   $1.35   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.02   $1.07   $1.04   $1.00
Accumulation unit value at end of period                             $1.17   $1.02   $1.07   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             344     307     300      --
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.74   $1.24   $1.09   $1.00
Accumulation unit value at end of period                             $1.02   $0.74   $1.24   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                             245     315     183      59
--------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.75   $1.35   $1.16   $1.00
Accumulation unit value at end of period                             $0.93   $0.75   $1.35   $1.16
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      17
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $1.15   $1.12   $1.00
Accumulation unit value at end of period                             $1.07   $0.80   $1.15   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.78   $1.08   $1.12   $1.00
Accumulation unit value at end of period                             $0.90   $0.78   $1.08   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.21   $1.10   $1.00
Accumulation unit value at end of period                             $0.97   $0.69   $1.21   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.73   $1.17   $1.14   $1.00
Accumulation unit value at end of period                             $0.91   $0.73   $1.17   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --     111
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $1.23   $1.17   $1.07   $1.00
Accumulation unit value at end of period                             $1.44   $1.23   $1.17   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             271     251     275      89
--------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period                       $0.68   $1.19   $1.18   $1.00
Accumulation unit value at end of period                             $0.88   $0.68   $1.19   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $0.95   $0.72   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                             222     254     219     111
--------------------------------------------------------------------------------------------------


 28    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.59   $0.94   $1.00      --
Accumulation unit value at end of period                             $0.70   $0.59   $0.94      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.63   $1.06   $1.00      --
Accumulation unit value at end of period                             $0.84   $0.63   $1.06      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             767     704     517      --
--------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                       $0.60   $1.03   $1.00      --
Accumulation unit value at end of period                             $0.85   $0.60   $1.03      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.75   $1.20   $1.09   $1.00
Accumulation unit value at end of period                             $1.03   $0.75   $1.20   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.15   $1.14   $1.00
Accumulation unit value at end of period                             $1.11   $0.69   $1.15   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.87   $1.13   $1.10   $1.00
Accumulation unit value at end of period                             $1.01   $0.87   $1.13   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (06/19/2006)
Accumulation unit value at beginning of period                       $0.95   $1.55   $1.23   $1.00
Accumulation unit value at end of period                             $1.25   $0.95   $1.55   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.66   $1.23   $1.09   $1.00
Accumulation unit value at end of period                             $0.94   $0.66   $1.23   $1.09
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.22   $1.17   $1.00
Accumulation unit value at end of period                             $0.99   $0.72   $1.22   $1.17
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.66   $1.07   $1.10   $1.00
Accumulation unit value at end of period                             $0.89   $0.66   $1.07   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (06/19/2006)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                       $0.98   $1.16   $1.07   $1.00
Accumulation unit value at end of period                             $1.14   $0.98   $1.16   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                             541     460     421      74
--------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period                       $0.86   $1.04   $1.00      --
Accumulation unit value at end of period                             $1.03   $0.86   $1.04      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             363     530     470      --
--------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.86   $1.05   $1.07   $1.00
Accumulation unit value at end of period                             $1.07   $0.86   $1.05   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    29

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.72   $1.30   $1.21   $1.00
Accumulation unit value at end of period                             $0.89   $0.72   $1.30   $1.21
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.58   $0.97   $1.12   $1.00
Accumulation unit value at end of period                             $0.75   $0.58   $0.97   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      79
--------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.59   $1.10   $1.07   $1.00
Accumulation unit value at end of period                             $0.81   $0.59   $1.10   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                       $0.60   $0.99   $1.00      --
Accumulation unit value at end of period                             $0.78   $0.60   $0.99      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             963     608     391      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                       $0.72   $1.15   $1.10   $1.00
Accumulation unit value at end of period                             $0.97   $0.72   $1.15   $1.10
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                       $0.71   $1.06   $1.12   $1.00
Accumulation unit value at end of period                             $0.96   $0.71   $1.06   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.07   $1.05   $1.02   $1.00
Accumulation unit value at end of period                             $1.05   $1.07   $1.05   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             130      58      29      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.00   $1.09   $1.04   $1.00
Accumulation unit value at end of period                             $1.14   $1.00   $1.09   $1.04
Number of accumulation units outstanding at end of period (000
  omitted)                                                             748     714     668     208
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.71   $1.20   $1.13   $1.00
Accumulation unit value at end of period                             $0.89   $0.71   $1.20   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             893     861     490     180
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.66   $1.16   $1.14   $1.00
Accumulation unit value at end of period                             $0.81   $0.66   $1.16   $1.14
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(06/19/2006)
Accumulation unit value at beginning of period                       $1.08   $1.09   $1.02   $1.00
Accumulation unit value at end of period                             $1.14   $1.08   $1.09   $1.02
Number of accumulation units outstanding at end of period (000
  omitted)                                                             528     268     301     148
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.80   $1.08   $1.07   $1.00
Accumulation unit value at end of period                             $1.21   $0.80   $1.08   $1.07
Number of accumulation units outstanding at end of period (000
  omitted)                                                               2      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.86   $1.08   $1.06   $1.00
Accumulation unit value at end of period                             $1.21   $0.86   $1.08   $1.06
Number of accumulation units outstanding at end of period (000
  omitted)                                                             410     283     254      81
--------------------------------------------------------------------------------------------------


 30    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.64   $1.18   $1.05   $1.00
Accumulation unit value at end of period                             $1.04   $0.64   $1.18   $1.05
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period                       $0.54   $1.00   $1.00      --
Accumulation unit value at end of period                             $0.75   $0.54   $1.00      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.73   $1.18   $1.13   $1.00
Accumulation unit value at end of period                             $0.91   $0.73   $1.18   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $1.03   $1.07   $1.03   $1.00
Accumulation unit value at end of period                             $1.07   $1.03   $1.07   $1.03
Number of accumulation units outstanding at end of period (000
  omitted)                                                              85      40      32      --
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.62   $1.14   $1.12   $1.00
Accumulation unit value at end of period                             $0.85   $0.62   $1.14   $1.12
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.68   $1.13   $1.15   $1.00
Accumulation unit value at end of period                             $0.85   $0.68   $1.13   $1.15
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.84   $1.83   $1.34   $1.00
Accumulation unit value at end of period                             $1.44   $0.84   $1.83   $1.34
Number of accumulation units outstanding at end of period (000
  omitted)                                                             145     239     124      57
--------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period                       $0.77   $1.31   $1.18   $1.00
Accumulation unit value at end of period                             $0.97   $0.77   $1.31   $1.18
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.69   $1.09   $1.13   $1.00
Accumulation unit value at end of period                             $0.88   $0.69   $1.09   $1.13
Number of accumulation units outstanding at end of period (000
  omitted)                                                             282     401     277     176
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.47   $0.85   $1.00      --
Accumulation unit value at end of period                             $0.65   $0.47   $0.85      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                             178     257     106      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period                       $0.59   $1.13   $1.00      --
Accumulation unit value at end of period                             $0.92   $0.59   $1.13      --
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period                       $0.62   $1.01   $1.23   $1.00
Accumulation unit value at end of period                             $0.78   $0.62   $1.01   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                              --      --      --      --
--------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period                       $0.76   $1.41   $1.23   $1.00
Accumulation unit value at end of period                             $1.12   $0.76   $1.41   $1.23
Number of accumulation units outstanding at end of period (000
  omitted)                                                             235     303     161      72
--------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    31

VARIABLE ACCOUNT CHARGES OF 1.20% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                   2009    2008    2007    2006
--------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period                       $0.67   $1.12   $1.08   $1.00
Accumulation unit value at end of period                             $0.94   $0.67   $1.12   $1.08
Number of accumulation units outstanding at end of period (000
  omitted)                                                             199     173     120      14
--------------------------------------------------------------------------------------------------




 32    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.88   $1.85   $1.85   $1.66   $1.59   $1.45   $1.00
Accumulation unit value at end of period                $1.28   $0.88   $1.85   $1.85   $1.66   $1.59   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --       1       1      36      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.59   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.71   $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.13   $2.17   $1.99   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period                $1.59   $1.13   $2.17   $1.99   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      27      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.73   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.91   $0.73   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.82   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    408     182     104      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.83   $1.19   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                $1.07   $0.83   $1.19   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.98   $1.90   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                $1.49   $0.98   $1.90   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period                $1.29   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      27      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of period          $0.60   $1.29   $1.24   $1.00      --      --      --
Accumulation unit value at end of period                $0.79   $0.60   $1.29   $1.24      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    193     237     122      44      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.71   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                $1.38   $1.02   $1.71   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    33

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of period          $1.07   $1.10   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                $1.16   $1.07   $1.10   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of period          $0.77   $1.41   $1.21   $1.00      --      --      --
Accumulation unit value at end of period                $1.01   $0.77   $1.41   $1.21      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of period          $0.71   $1.23   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                $0.94   $0.71   $1.23   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --     119      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of period          $0.78   $1.08   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                $0.92   $0.78   $1.08   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period          $0.80   $1.08   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $1.14   $0.80   $1.08   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      13      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    522     366     216      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of period          $0.77   $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                $0.95   $0.77   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    342     249     184      --      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.63   $1.06   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                $0.84   $0.63   $1.06   $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.71   $1.23   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                $1.11   $0.71   $1.23   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      24      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.84   $1.21   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                $1.02   $0.84   $1.21   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 34    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.73   $1.19   $1.16   $1.00      --      --      --
Accumulation unit value at end of period                $0.95   $0.73   $1.19   $1.16      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.71   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.71   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    175     112      87      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.26   $2.22   $1.92   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                $1.68   $1.26   $2.22   $1.92   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    211     456     423     417     311     255      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.93   $1.55   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period                $1.27   $1.01   $1.93   $1.55   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      19      19      19      19      19      15
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period          $1.02   $1.07   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                $1.17   $1.02   $1.07   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    214     168     157       8      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.60   $2.68   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period                $2.21   $1.60   $2.68   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                     90     115      80      51      33      33       3
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.53   $2.77   $2.40   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period                $1.91   $1.53   $2.77   $2.40   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5      11       6       6      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.83   $2.34   $1.97   $1.76   $1.35   $1.00
Accumulation unit value at end of period                $1.23   $1.04   $1.83   $2.34   $1.97   $1.76   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       7       7       9      10      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period          $0.80   $1.15   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                $1.07   $0.80   $1.15   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period          $0.78   $1.08   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                $0.90   $0.78   $1.08   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.43   $2.17   $2.25   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                $1.83   $1.43   $2.17   $2.25   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.12   $1.97   $1.79   $1.67   $1.62   $1.47   $1.00
Accumulation unit value at end of period                $1.59   $1.12   $1.97   $1.79   $1.67   $1.62   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                     17      17      17      18      18      19      15
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    35

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.15   $1.85   $1.81   $1.55   $1.42   $1.28   $1.00
Accumulation unit value at end of period                $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                    171     212     201     252     215     142      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.46   $2.49   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period                $1.98   $1.46   $2.49   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of
  period (000 omitted)                                     34       2       8       9       9      10      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period          $1.23   $1.17   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.44   $1.23   $1.17   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    174     148     152      68      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of period          $0.68   $1.19   $1.18   $1.00      --      --      --
Accumulation unit value at end of period                $0.88   $0.68   $1.19   $1.18      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.72   $1.16   $1.14   $1.00      --      --      --
Accumulation unit value at end of period                $0.95   $0.72   $1.16   $1.14      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    117     130     114      73      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    450     376     265      --      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period          $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.62   $1.47   $1.39   $1.35   $1.26   $1.00
Accumulation unit value at end of period                $1.38   $1.01   $1.62   $1.47   $1.39   $1.35   $1.26
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12      13      16      18      20      23      --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.03   $1.72   $1.70   $1.53   $1.47   $1.40   $1.00
Accumulation unit value at end of period                $1.65   $1.03   $1.72   $1.70   $1.53   $1.47   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15      15      15      15      15      15      15
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.13   $1.48   $1.44   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period                $1.32   $1.13   $1.48   $1.44   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                     79     107     130     122     126     172      20
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.97   $3.20   $2.54   $1.97   $1.71   $1.33   $1.00
Accumulation unit value at end of period                $2.58   $1.97   $3.20   $2.54   $1.97   $1.71   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.95   $1.77   $1.58   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                $1.35   $0.95   $1.77   $1.58   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                     22      22      22      22      22      60      17
-------------------------------------------------------------------------------------------------------------


 36    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.46   $2.48   $2.37   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                $2.01   $1.46   $2.48   $2.37   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       8       8       8       8       7
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.29   $1.35   $1.38   $1.28   $1.27   $1.18   $1.00
Accumulation unit value at end of period                $0.36   $0.29   $1.35   $1.38   $1.28   $1.27   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      10      10      10      10      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.32   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                $1.78   $1.32   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20      35      42      37      37      53      10
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.18   $1.40   $1.30   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                $1.38   $1.18   $1.40   $1.30   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    512     626     636     494     444     313      --
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.03   $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    221     291     247      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.86   $1.05   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.07   $0.86   $1.05   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.62   $1.75   $1.53   $1.47   $1.34   $1.00
Accumulation unit value at end of period                $1.26   $0.98   $1.62   $1.75   $1.53   $1.47   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3      21      21      22      22      22
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.32   $2.39   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period                $1.63   $1.32   $2.39   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3       3       3       3       3       3
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.97   $1.60   $1.61   $1.47   $1.41   $1.33   $1.00
Accumulation unit value at end of period                $1.28   $0.97   $1.60   $1.61   $1.47   $1.41   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.58   $0.97   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                $0.75   $0.58   $0.97   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      51      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.90   $1.85   $1.78   $1.60   $1.37   $1.00
Accumulation unit value at end of period                $1.40   $1.02   $1.90   $1.85   $1.78   $1.60   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period          $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    557     318     203      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period          $0.72   $1.15   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                $0.97   $0.72   $1.15   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    37

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.40   $2.07   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period                $1.88   $1.40   $2.07   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                $1.07   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     89       5       1       1      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    592     462     402     211      63      67      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.47   $2.51   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period                $1.86   $1.47   $2.51   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                    255     219     122      62       2       2      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period          $0.63   $1.10   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.77   $0.63   $1.10   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $1.08   $1.09   $1.02   $1.00      --      --      --
Accumulation unit value at end of period                $1.14   $1.08   $1.09   $1.02      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    351     153     160     110      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.80   $1.08   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.21   $0.80   $1.08   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --       4      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.86   $1.08   $1.06   $1.00      --      --      --
Accumulation unit value at end of period                $1.21   $0.86   $1.08   $1.06      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    270     168     142      56      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.64   $1.18   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                $1.03   $0.64   $1.18   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     48      --      --       1       1       1      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.06   $1.02   $0.99   $0.99   $1.00   $1.00
Accumulation unit value at end of period                $1.06   $1.02   $1.06   $1.02   $0.99   $0.99   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                    154      44      67      66      59      56       2
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.88   $1.60   $1.57   $1.43   $1.34   $1.25   $1.00
Accumulation unit value at end of period                $1.19   $0.88   $1.60   $1.57   $1.43   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 38    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.25% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.68   $1.13   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                $0.84   $0.68   $1.13   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.84   $1.83   $1.34   $1.00      --      --      --
Accumulation unit value at end of period                $1.44   $0.84   $1.83   $1.34      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     86     130      64      37      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of period          $0.77   $1.31   $1.18   $1.00      --      --      --
Accumulation unit value at end of period                $0.97   $0.77   $1.31   $1.18      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.69   $1.09   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                $0.87   $0.69   $1.09   $1.13      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    166     214     143     123      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    101     136      53      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.59   $1.13   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.92   $0.59   $1.13      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of period          $0.62   $1.01   $1.23   $1.00      --      --      --
Accumulation unit value at end of period                $0.78   $0.62   $1.01   $1.23      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --       1      --      --      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of period          $0.76   $1.41   $1.23   $1.00      --      --      --
Accumulation unit value at end of period                $1.12   $0.76   $1.41   $1.23      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    127     169      82      48      --      --      --
-------------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of period          $0.67   $1.12   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.94   $0.67   $1.12   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    109      92      61       8      --      --      --
-------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    39

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.88   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period                $1.28   $0.88   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                     33      36      43      40      45      24      20
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.59   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.71   $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.13   $2.16   $1.98   $1.73   $1.60   $1.41   $1.00
Accumulation unit value at end of period                $1.58   $1.13   $2.16   $1.98   $1.73   $1.60   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8       9      10      10       4       4       1
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.82   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     86      46      34      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.90   $1.28   $1.19   $1.09   $1.03   $1.00      --
Accumulation unit value at end of period                $1.16   $0.90   $1.28   $1.19   $1.09   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       7       7       6       8       1      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     54      55      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.98   $1.89   $1.60   $1.50   $1.46   $1.41   $1.00
Accumulation unit value at end of period                $1.48   $0.98   $1.89   $1.60   $1.50   $1.46   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.08   $1.85   $1.79   $1.55   $1.50   $1.36   $1.00
Accumulation unit value at end of period                $1.28   $1.08   $1.85   $1.79   $1.55   $1.50   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6       6       6       6       6       4
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period          $0.78   $1.69   $1.62   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.03   $0.78   $1.69   $1.62   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    255     278     206     225     116       2      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6      23      23      23      23      22
-------------------------------------------------------------------------------------------------------------


 40    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $1.07   $1.10   $1.02   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                $1.16   $1.07   $1.10   $1.02   $1.01   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    311     278     402     422     276       4      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.92   $1.69   $1.46   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                $1.22   $0.92   $1.69   $1.46   $1.18   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.68   $1.18   $0.99   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                $0.90   $0.68   $1.18   $0.99   $1.04   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    324     321     339     448     145       4      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.85   $1.17   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                $1.00   $0.85   $1.17   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14      14      15      15      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period          $0.80   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.13   $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    107     118     120     111      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    116      92      65      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                $1.09   $0.88   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     66      51      48      --      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.19   $1.19   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $0.93   $0.70   $1.19   $1.19   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.21   $1.07   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                $1.09   $0.70   $1.21   $1.07   $1.05   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     61      70      73      94      32       1      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.27   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                $1.06   $0.88   $1.27   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    41

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.43   $1.40   $1.16   $1.05   $1.00      --
Accumulation unit value at end of period                $1.14   $0.88   $1.43   $1.40   $1.16   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24      26      25      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.25   $2.22   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                $1.68   $1.25   $2.22   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    489     523     506     571     301      41       8
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.93   $1.54   $1.47   $1.41   $1.38   $1.00
Accumulation unit value at end of period                $1.27   $1.00   $1.93   $1.54   $1.47   $1.41   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5       5       4      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.02   $1.07   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                $1.16   $1.02   $1.07   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    340     321     442     416     269      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.59   $2.67   $2.35   $2.12   $1.82   $1.48   $1.00
Accumulation unit value at end of period                $2.20   $1.59   $2.67   $2.35   $2.12   $1.82   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                    157     163     176     181     124      64      22
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.53   $2.77   $2.39   $2.06   $1.76   $1.57   $1.00
Accumulation unit value at end of period                $1.91   $1.53   $2.77   $2.39   $2.06   $1.76   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13      13      12      12       9       1      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.83   $2.34   $1.96   $1.75   $1.35   $1.00
Accumulation unit value at end of period                $1.22   $1.04   $1.83   $2.34   $1.96   $1.75   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                     53      52      53      53      52      32       9
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.86   $1.24   $1.21   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                $1.15   $0.86   $1.24   $1.21   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                $0.97   $0.84   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.43   $2.16   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                $1.82   $1.43   $2.16   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      19      19      19      19      11       4
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.12   $1.97   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period                $1.58   $1.12   $1.97   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                     57      62      80      80      67      25      16
-------------------------------------------------------------------------------------------------------------


 42    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.15   $1.85   $1.81   $1.55   $1.42   $1.27   $1.00
Accumulation unit value at end of period                $1.43   $1.15   $1.85   $1.81   $1.55   $1.42   $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                     87     106     113     115     111      44       1
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.46   $2.48   $2.18   $1.82   $1.67   $1.43   $1.00
Accumulation unit value at end of period                $1.97   $1.46   $2.48   $2.18   $1.82   $1.67   $1.43
Number of accumulation units outstanding at end of
  period (000 omitted)                                     25      25      26      26      26      14       1
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.28   $1.22   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                $1.50   $1.28   $1.22   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    115     120     175     155      92       1      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.77   $1.36   $1.35   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $1.00   $0.77   $1.36   $1.35   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.36   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.11   $0.84   $1.36   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    178     179     191     188      84       2      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    102      87      81      --      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period          $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period                $1.38   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6       6       6       6       6       4
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.72   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period                $1.65   $1.02   $1.72   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --       2       2       2       2       1
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.13   $1.47   $1.43   $1.30   $1.29   $1.17   $1.00
Accumulation unit value at end of period                $1.31   $1.13   $1.47   $1.43   $1.30   $1.29   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                     15      16      17      16      16      12       6
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.96   $3.19   $2.54   $1.96   $1.71   $1.33   $1.00
Accumulation unit value at end of period                $2.57   $1.96   $3.19   $2.54   $1.96   $1.71   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       1       2       1      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.95   $1.77   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                $1.35   $0.95   $1.77   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                    237     254     250     299     199      32       8
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    43

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.46   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                $2.00   $1.46   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       7       7       7       7       6      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.29   $1.35   $1.37   $1.27   $1.27   $1.18   $1.00
Accumulation unit value at end of period                $0.35   $0.29   $1.35   $1.37   $1.27   $1.27   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       7       8       8       8       8       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.31   $2.15   $2.21   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                $1.77   $1.31   $2.15   $2.21   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24      25      25      25      21      15       5
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.18   $1.40   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                $1.38   $1.18   $1.40   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    328     327     389     367     272      42       2
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.03   $0.86   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     59      68      72      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.94   $1.15   $1.18   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.17   $0.94   $1.15   $1.18   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.62   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period                $1.25   $0.98   $1.62   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.32   $2.38   $2.23   $1.77   $1.60   $1.39   $1.00
Accumulation unit value at end of period                $1.62   $1.32   $2.38   $2.23   $1.77   $1.60   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.97   $1.60   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period                $1.27   $0.97   $1.60   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.67   $1.11   $1.29   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                $0.86   $0.67   $1.11   $1.29   $1.11   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      9       9       8       7      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.89   $1.85   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period                $1.39   $1.02   $1.89   $1.85   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6       6       6       6       6       4
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period          $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    122      74      61      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period          $0.77   $1.24   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                $1.04   $0.77   $1.24   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 44    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.39   $2.06   $2.20   $1.85   $1.77   $1.50   $1.00
Accumulation unit value at end of period                $1.88   $1.39   $2.06   $2.20   $1.85   $1.77   $1.50
Number of accumulation units outstanding at end of
  period (000 omitted)                                    122     127     141     157      76       2      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.08   $1.07   $1.03   $1.00   $0.99   $0.99   $1.00
Accumulation unit value at end of period                $1.06   $1.08   $1.07   $1.03   $1.00   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20      17      20      19      19       5       5
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                $1.17   $1.04   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                     77      86      98      18       1       1       1
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.47   $2.50   $2.35   $1.99   $1.77   $1.52   $1.00
Accumulation unit value at end of period                $1.85   $1.47   $2.50   $2.35   $1.99   $1.77   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                    321     317     297     318     136      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     68      66      52      45      57       5      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.08   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                $1.14   $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     72      47      60      13      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.14   $1.13   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                $1.28   $0.84   $1.14   $1.13   $1.04   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     68      78      82      79      68      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.89   $1.11   $1.09   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                $1.25   $0.89   $1.11   $1.09   $1.03   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     64      49      53       8      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.68   $1.25   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                $1.10   $0.68   $1.25   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.76   $1.70   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                $1.36   $1.09   $1.76   $1.70   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     74      74      78      79      80      49       3
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.06   $1.02   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period                $1.06   $1.01   $1.06   $1.02   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     94     103     106     106     109      32       1
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.88   $1.60   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period                $1.19   $0.88   $1.60   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    45

VARIABLE ACCOUNT CHARGES OF 1.30% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.73   $1.23   $1.25   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.91   $0.73   $1.23   $1.25   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.18   $2.57   $1.89   $1.43   $1.08   $1.00      --
Accumulation unit value at end of period                $2.02   $1.18   $2.57   $1.89   $1.43   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    105     143     109     150      71       1      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.95   $1.62   $1.46   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                $1.20   $0.95   $1.62   $1.46   $1.19   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.74   $1.17   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.94   $0.74   $1.17   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    650     645     666     707     335       6      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     20      39      13      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.92   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.82   $1.35   $1.65   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.04   $0.82   $1.35   $1.65   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     17      17      11      13      14      --      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period          $1.09   $2.02   $1.76   $1.30   $1.09   $1.00      --
Accumulation unit value at end of period                $1.61   $1.09   $2.02   $1.76   $1.30   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    146     180     150     187     100       2      --
-------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period          $0.75   $1.26   $1.22   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                $1.06   $0.75   $1.26   $1.22   $1.14   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    170     176     172     174      79       1      --
-------------------------------------------------------------------------------------------------------------




 46    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.87   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00
Accumulation unit value at end of period                $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                    226     248     238     256     245     136      19
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.59   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.71   $0.59   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.13   $2.16   $1.98   $1.72   $1.60   $1.41   $1.00
Accumulation unit value at end of period                $1.58   $1.13   $2.16   $1.98   $1.72   $1.60   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     39      40      41      45      46      44      15
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $1.00   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.81   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    527     283     171      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.90   $1.28   $1.19   $1.09   $1.03   $1.00      --
Accumulation unit value at end of period                $1.15   $0.90   $1.28   $1.19   $1.09   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     36      36      50      58      56      11      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     89      89      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.98   $1.89   $1.60   $1.49   $1.46   $1.41   $1.00
Accumulation unit value at end of period                $1.48   $0.98   $1.89   $1.60   $1.49   $1.46   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       8       8      12      12      12       8
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.86   $1.80   $1.56   $1.51   $1.37   $1.00
Accumulation unit value at end of period                $1.29   $1.09   $1.86   $1.80   $1.56   $1.51   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                    203     228     228     234     229     227      35
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period          $0.78   $1.68   $1.62   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.03   $0.78   $1.68   $1.62   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    523     629     437     378     220      16      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.70   $1.52   $1.55   $1.37   $1.28   $1.00
Accumulation unit value at end of period                $1.37   $1.01   $1.70   $1.52   $1.55   $1.37   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      38      28      29      27      35       2
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    47

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $1.06   $1.10   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                $1.16   $1.06   $1.10   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    304     254     399     439     315      16      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.92   $1.69   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                $1.21   $0.92   $1.69   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.86   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.68   $1.18   $0.99   $1.04   $1.03   $1.00      --
Accumulation unit value at end of period                $0.90   $0.68   $1.18   $0.99   $1.04   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    571     588     622     935     387      37      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.85   $1.17   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                $1.00   $0.85   $1.17   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      28      28      28      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period          $0.80   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.13   $0.80   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     65      72      84     101      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    688     561     350      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.79   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                $1.09   $0.88   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    399     330     261      --      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.19   $1.19   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $0.93   $0.70   $1.19   $1.19   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       7       7       7       7      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.21   $1.07   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                $1.09   $0.70   $1.21   $1.07   $1.05   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    111     133     139     201      95      11      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.27   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                $1.06   $0.88   $1.27   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       7       7       7       8      --      --
-------------------------------------------------------------------------------------------------------------


 48    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.77   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.43   $1.40   $1.16   $1.05   $1.00      --
Accumulation unit value at end of period                $1.14   $0.88   $1.43   $1.40   $1.16   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    191     151     104      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.25   $2.21   $1.91   $1.74   $1.51   $1.33   $1.00
Accumulation unit value at end of period                $1.67   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,598   1,905   1,920   2,109   1,681   1,343     177
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.92   $1.54   $1.46   $1.41   $1.38   $1.00
Accumulation unit value at end of period                $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                     80      79      78      79      80      80       3
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.01   $1.07   $1.04   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                $1.16   $1.01   $1.07   $1.04   $1.01   $1.00      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    469     420     501     323     200       6      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.59   $2.67   $2.34   $2.11   $1.82   $1.48   $1.00
Accumulation unit value at end of period                $2.19   $1.59   $2.67   $2.34   $2.11   $1.82   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                    335     379     342     334     251     248      58
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.53   $2.76   $2.39   $2.06   $1.75   $1.57   $1.00
Accumulation unit value at end of period                $1.90   $1.53   $2.76   $2.39   $2.06   $1.75   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                    155     156     156     167     157     112       4
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.06   $1.87   $2.40   $2.01   $1.80   $1.38   $1.00
Accumulation unit value at end of period                $1.25   $1.06   $1.87   $2.40   $2.01   $1.80   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27      27      30      28      24      25      18
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.86   $1.24   $1.21   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                $1.15   $0.86   $1.24   $1.21   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                $0.97   $0.84   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.42   $2.15   $2.24   $1.94   $1.81   $1.48   $1.00
Accumulation unit value at end of period                $1.81   $1.42   $2.15   $2.24   $1.94   $1.81   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                    112     113     116     154     154     152       8
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.11   $1.96   $1.79   $1.67   $1.61   $1.47   $1.00
Accumulation unit value at end of period                $1.58   $1.11   $1.96   $1.79   $1.67   $1.61   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                    288     337     326     327     321     277      71
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    49

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.14   $1.84   $1.80   $1.54   $1.42   $1.27   $1.00
Accumulation unit value at end of period                $1.42   $1.14   $1.84   $1.80   $1.54   $1.42   $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                    627     690     778     936     868     842     171
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.48   $2.52   $2.21   $1.84   $1.70   $1.45   $1.00
Accumulation unit value at end of period                $2.00   $1.48   $2.52   $2.21   $1.84   $1.70   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                    132     133     134     137     139     135      17
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.28   $1.22   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                $1.49   $1.28   $1.22   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    278     281     335     257     120       5      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.77   $1.36   $1.35   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $1.00   $0.77   $1.36   $1.35   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.36   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.11   $0.84   $1.36   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    409     452     461     425     200      20      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.70   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.63   $1.06   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.63   $1.06      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    603     570     445      --      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period          $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.61   $1.47   $1.39   $1.35   $1.25   $1.00
Accumulation unit value at end of period                $1.37   $1.00   $1.61   $1.47   $1.39   $1.35   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     83      85      87      87      80      78      --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.71   $1.70   $1.52   $1.47   $1.40   $1.00
Accumulation unit value at end of period                $1.64   $1.02   $1.71   $1.70   $1.52   $1.47   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     79      81      83      83      82      70      --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.13   $1.47   $1.43   $1.30   $1.28   $1.17   $1.00
Accumulation unit value at end of period                $1.31   $1.13   $1.47   $1.43   $1.30   $1.28   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,001   1,060   1,199   1,378   1,378   1,360     227
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.96   $3.19   $2.53   $1.96   $1.70   $1.33   $1.00
Accumulation unit value at end of period                $2.56   $1.96   $3.19   $2.53   $1.96   $1.70   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      2       2       2       2       2       2      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.95   $1.76   $1.57   $1.48   $1.43   $1.36   $1.00
Accumulation unit value at end of period                $1.34   $0.95   $1.76   $1.57   $1.48   $1.43   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                    954   1,076   1,042   1,092     952     756     166
-------------------------------------------------------------------------------------------------------------


 50    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.45   $2.47   $2.36   $2.04   $1.81   $1.54   $1.00
Accumulation unit value at end of period                $2.00   $1.45   $2.47   $2.36   $2.04   $1.81   $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                     53      77      79      84      60      54       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.28   $1.35   $1.37   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period                $0.35   $0.28   $1.35   $1.37   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                     54      40      42      48      44      47      26
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.31   $2.14   $2.20   $1.95   $1.80   $1.53   $1.00
Accumulation unit value at end of period                $1.77   $1.31   $2.14   $2.20   $1.95   $1.80   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                    229     236     239     235     225     225      28
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.18   $1.39   $1.29   $1.22   $1.21   $1.13   $1.00
Accumulation unit value at end of period                $1.37   $1.18   $1.39   $1.29   $1.22   $1.21   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    996   1,034   1,099   1,014     877     569     137
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.03   $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    297     420     376      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.94   $1.15   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.17   $0.94   $1.15   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.61   $1.74   $1.52   $1.47   $1.34   $1.00
Accumulation unit value at end of period                $1.25   $0.98   $1.61   $1.74   $1.52   $1.47   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                     17      17      17      17      17      17       7
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.31   $2.38   $2.22   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period                $1.62   $1.31   $2.38   $2.22   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6       6       6       6       5       2
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.97   $1.59   $1.61   $1.46   $1.41   $1.33   $1.00
Accumulation unit value at end of period                $1.27   $0.97   $1.59   $1.61   $1.46   $1.41   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.66   $1.11   $1.29   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                $0.86   $0.66   $1.11   $1.29   $1.11   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14      30      28     100      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.89   $1.84   $1.77   $1.60   $1.37   $1.00
Accumulation unit value at end of period                $1.39   $1.01   $1.89   $1.84   $1.77   $1.60   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       1       1       1       1       1
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period          $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.78   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    764     492     332      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period          $0.77   $1.24   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                $1.04   $0.77   $1.24   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    51

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.39   $2.06   $2.19   $1.85   $1.77   $1.49   $1.00
Accumulation unit value at end of period                $1.87   $1.39   $2.06   $2.19   $1.85   $1.77   $1.49
Number of accumulation units outstanding at end of
  period (000 omitted)                                    223     240     272     285     204      36       4
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.07   $1.06   $1.03   $1.00   $0.98   $0.99   $1.00
Accumulation unit value at end of period                $1.06   $1.07   $1.06   $1.03   $1.00   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                    254     213     188      40     199     174       5
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.03   $1.12   $1.08   $1.05   $1.04   $1.01   $1.00
Accumulation unit value at end of period                $1.17   $1.03   $1.12   $1.08   $1.05   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,133   1,126   1,013     601     320     332     119
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.47   $2.50   $2.34   $1.98   $1.77   $1.52   $1.00
Accumulation unit value at end of period                $1.84   $1.47   $2.50   $2.34   $1.98   $1.77   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                    649     677     538     457     183      20      14
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.71   $1.25   $1.23   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                $0.87   $0.71   $1.25   $1.23   $1.08   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    247     236     242     277     276      37      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.08   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                $1.14   $1.08   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    414     231     250     170      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.14   $1.13   $1.04   $1.01   $1.00      --
Accumulation unit value at end of period                $1.28   $0.84   $1.14   $1.13   $1.04   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     24      27      31      30      17      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.89   $1.11   $1.09   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                $1.24   $0.89   $1.11   $1.09   $1.03   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    326     244     213      92      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.68   $1.25   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                $1.10   $0.68   $1.25   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.75   $1.69   $1.49   $1.45   $1.33   $1.00
Accumulation unit value at end of period                $1.35   $1.09   $1.75   $1.69   $1.49   $1.45   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    426     463     471     469     465     433      72
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.05   $1.01   $0.99   $0.99   $0.99   $1.00
Accumulation unit value at end of period                $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                    457     440     396     502     485     348     271
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.87   $1.59   $1.57   $1.43   $1.33   $1.25   $1.00
Accumulation unit value at end of period                $1.18   $0.87   $1.59   $1.57   $1.43   $1.33   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     12      13      13      13      13      13      13
-------------------------------------------------------------------------------------------------------------


 52    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.35% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.73   $1.23   $1.25   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.91   $0.73   $1.23   $1.25   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.17   $2.57   $1.89   $1.43   $1.08   $1.00      --
Accumulation unit value at end of period                $2.02   $1.17   $2.57   $1.89   $1.43   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    201     315     221     260     146      16      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.95   $1.62   $1.46   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                $1.20   $0.95   $1.62   $1.46   $1.19   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.74   $1.17   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.94   $0.74   $1.17   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                  1,119   1,223   1,217   1,213     648      56      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.47   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.65   $0.47   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    141     222      94      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.92   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.82   $1.34   $1.65   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.04   $0.82   $1.34   $1.65   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       8       7       7       2       1      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period          $1.08   $2.02   $1.76   $1.30   $1.09   $1.00      --
Accumulation unit value at end of period                $1.60   $1.08   $2.02   $1.76   $1.30   $1.09      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    328     430     335     362     220      22      --
-------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period          $0.75   $1.26   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                $1.05   $0.75   $1.26   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    332     339     311     253     146      15      --
-------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    53

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II
SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND,
SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.87   $1.84   $1.84   $1.65   $1.59   $1.45   $1.00      --      --      --
Accumulation unit value at end of period   $1.27   $0.87   $1.84   $1.84   $1.65   $1.59   $1.45      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                28      28      31      34      37      38      29      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.59   $1.05   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.70   $0.59   $1.05      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $1.12   $2.15   $1.97   $1.72   $1.60   $1.41   $1.00      --      --      --
Accumulation unit value at end of period   $1.57   $1.12   $2.15   $1.97   $1.72   $1.60   $1.41      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES I SHARES (11/04/1998)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES I SHARES)
Accumulation unit value at beginning of
period                                     $0.94   $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28   $1.52
Accumulation unit value at end of period   $1.19   $0.94   $1.36   $1.28   $1.11   $1.07   $1.00   $0.81   $0.98   $1.28
Number of accumulation units outstanding
at end of period (000 omitted)               391     444     591     719     540     627     775     866     932     724
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.79   $1.15   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.00   $0.79   $1.15   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.72   $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.91   $0.72   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES (11/04/1998)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES I SHARES)
Accumulation unit value at beginning of
period                                     $1.10   $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15   $1.59
Accumulation unit value at end of period   $1.46   $1.10   $1.87   $1.65   $1.31   $1.12   $0.92   $0.72   $0.87   $1.15
Number of accumulation units outstanding
at end of period (000 omitted)                35      53      77     103     154     207     258     270     344     266
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.61   $1.04   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.81   $0.61   $1.04      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               418     183     120      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (06/19/2006)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of
period                                     $0.83   $1.18   $1.10   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.07   $0.83   $1.18   $1.10      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of
period                                     $0.82   $1.00      --      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.01   $0.82      --      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------


 54    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of
period                                     $0.98   $1.88   $1.59   $1.49   $1.46   $1.41   $1.00      --      --      --
Accumulation unit value at end of period   $1.47   $0.98   $1.88   $1.59   $1.49   $1.46   $1.41      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 3       3       3       3       4       4      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.08   $1.85   $1.79   $1.55   $1.51   $1.37   $1.00      --      --      --
Accumulation unit value at end of period   $1.29   $1.08   $1.85   $1.79   $1.55   $1.51   $1.37      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                12      13      16      19      23      15       4      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.59   $1.29   $1.24   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.79   $0.59   $1.29   $1.24      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               215     243     158      87      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.01   $1.70   $1.51   $1.55   $1.36   $1.28   $1.00      --      --      --
Accumulation unit value at end of period   $1.36   $1.01   $1.70   $1.51   $1.55   $1.36   $1.28      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                72      85      91     105     109     110      37      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INCOME & GROWTH, CLASS I (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.87   $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13   $1.28
Accumulation unit value at end of period   $1.01   $0.87   $1.35   $1.37   $1.19   $1.15   $1.03   $0.81   $1.02   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                62      80     119     190     239     256     318     389     403     278
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (06/19/2006)
Accumulation unit value at beginning of
period                                     $1.07   $1.10   $1.02   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.07   $1.10   $1.02      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.77   $1.41   $1.21   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.01   $0.77   $1.41   $1.21      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.67   $0.90   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.86   $0.67   $0.90      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.71   $1.23   $1.03   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.94   $0.71   $1.23   $1.03      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                30      30      30     186      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS I (11/04/1998)
Accumulation unit value at beginning of
period                                     $1.27   $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13   $0.97
Accumulation unit value at end of period   $1.51   $1.27   $1.76   $1.89   $1.61   $1.56   $1.38   $1.09   $1.26   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)                45      56      66      81     136     144     168     184     192     199
------------------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.78   $1.08   $1.15   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.92   $0.78   $1.08   $1.15      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    55

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.80   $1.08   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.14   $0.80   $1.08   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      63      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.67   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.84   $0.67   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               537     360     266      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.58   $1.14   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.79   $0.58   $1.14      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.76   $1.08   $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.94   $0.76   $1.08   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               355     251     223      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.72   $1.10   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.85   $0.72   $1.10      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.62   $1.06   $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.83   $0.62   $1.06   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.71   $1.23   $1.09   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.10   $0.71   $1.23   $1.09      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 7       7       7      37      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.84   $1.21   $1.15   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.01   $0.84   $1.21   $1.15      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.62   $1.09   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.76   $0.62   $1.09      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.73   $1.19   $1.16   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.94   $0.73   $1.19   $1.16      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.71   $0.98   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.01   $0.71   $0.98      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               177     115     103      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------


 56    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.25   $2.21   $1.91   $1.74   $1.51   $1.33   $1.00      --      --      --
Accumulation unit value at end of period   $1.66   $1.25   $2.21   $1.91   $1.74   $1.51   $1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               255     356     362     367     137     138      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.00   $1.92   $1.54   $1.46   $1.41   $1.38   $1.00      --      --      --
Accumulation unit value at end of period   $1.26   $1.00   $1.92   $1.54   $1.46   $1.41   $1.38      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                55      55      54      55      55      55       6      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
period                                     $1.02   $1.07   $1.04   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.16   $1.02   $1.07   $1.04      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               212     192     213      16      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.59   $2.66   $2.34   $2.11   $1.81   $1.48   $1.00      --      --      --
Accumulation unit value at end of period   $2.18   $1.59   $2.66   $2.34   $2.11   $1.81   $1.48      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               179     209     178     147     116     126      29      --      --      --
------------------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.52   $2.75   $2.38   $2.05   $1.75   $1.57   $1.00      --      --      --
Accumulation unit value at end of period   $1.89   $1.52   $2.75   $2.38   $2.05   $1.75   $1.57      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                12      12      11      17      29      37      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.03   $1.82   $2.33   $1.96   $1.75   $1.35   $1.00      --      --      --
Accumulation unit value at end of period   $1.21   $1.03   $1.82   $2.33   $1.96   $1.75   $1.35      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.79   $1.14   $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.06   $0.79   $1.14   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.78   $1.08   $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.90   $0.78   $1.08   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.42   $2.15   $2.23   $1.94   $1.81   $1.48   $1.00      --      --      --
Accumulation unit value at end of period   $1.81   $1.42   $2.15   $2.23   $1.94   $1.81   $1.48      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 9       9       9       9       2       2       2      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.11   $1.96   $1.78   $1.66   $1.61   $1.47   $1.00      --      --      --
Accumulation unit value at end of period   $1.57   $1.11   $1.96   $1.78   $1.66   $1.61   $1.47      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                16      16      15       8       8       8       3      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.14   $1.84   $1.80   $1.54   $1.41   $1.27   $1.00      --      --      --
Accumulation unit value at end of period   $1.42   $1.14   $1.84   $1.80   $1.54   $1.41   $1.27      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               214     267     320     471     412     403     134      --      --      --
------------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    57

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.45   $2.47   $2.17   $1.81   $1.67   $1.43   $1.00      --      --      --
Accumulation unit value at end of period   $1.96   $1.45   $2.47   $2.17   $1.81   $1.67   $1.43      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                12      13      14      14      16      17       2      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
period                                     $1.22   $1.17   $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.43   $1.22   $1.17   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               191     171     206     131      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.67   $1.19   $1.17   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.87   $0.67   $1.19   $1.17      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.72   $1.16   $1.14   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.94   $0.72   $1.16   $1.14      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               147     163     165     136      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.58   $0.94   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.70   $0.58   $0.94      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES BALANCED PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $1.53   $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39   $1.44
Accumulation unit value at end of period   $1.89   $1.53   $1.84   $1.69   $1.54   $1.45   $1.36   $1.21   $1.31   $1.39
Number of accumulation units outstanding
at end of period (000 omitted)               420     653   1,090   1,482   2,071   2,464   2,892   3,214   3,536   3,145
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.63   $1.06   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.84   $0.63   $1.06      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               464     387     322      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES WORLDWIDE PORTFOLIO: INSTITUTIONAL SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.77   $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51   $1.82
Accumulation unit value at end of period   $1.05   $0.77   $1.41   $1.31   $1.12   $1.07   $1.04   $0.85   $1.16   $1.51
Number of accumulation units outstanding
at end of period (000 omitted)               154     189     299     369     468     558     636     677     746     648
------------------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of
period                                     $0.60   $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.85   $0.60   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.00   $1.60   $1.47   $1.38   $1.35   $1.25   $1.00      --      --      --
Accumulation unit value at end of period   $1.37   $1.00   $1.60   $1.47   $1.38   $1.35   $1.25      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.02   $1.71   $1.69   $1.52   $1.47   $1.40   $1.00      --      --      --
Accumulation unit value at end of period   $1.64   $1.02   $1.71   $1.69   $1.52   $1.47   $1.40      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                16      16      15      15      15      15      --      --      --      --
------------------------------------------------------------------------------------------------------------------------


 58    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.12   $1.46   $1.43   $1.30   $1.28   $1.17   $1.00      --      --      --
Accumulation unit value at end of period   $1.30   $1.12   $1.46   $1.43   $1.30   $1.28   $1.17      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                60      62      67      70      77      79      13      --      --      --
------------------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.95   $3.18   $2.53   $1.96   $1.70   $1.33   $1.00      --      --      --
Accumulation unit value at end of period   $2.56   $1.95   $3.18   $2.53   $1.96   $1.70   $1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 2       2       2       2       2       2      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
NACM SMALL CAP PORTFOLIO, CLASS I*(11/04/1998)
(PREVIOUSLY NACM SMALL CAP PORTFOLIO)
Accumulation unit value at beginning of
period                                     $1.31   $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41   $0.99
Accumulation unit value at end of period   $1.49   $1.31   $2.27   $2.29   $1.87   $1.90   $1.63   $1.16   $1.50   $1.41
Number of accumulation units outstanding
at end of period (000 omitted)                28      46      65      87     111     121     154     148     177     187
*NACM Small Cap Portfolio, Class I liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------
OPCAP MANAGED PORTFOLIO, CLASS I*(10/27/1997)
(PREVIOUSLY OPCAP MANAGED PORTFOLIO)
Accumulation unit value at beginning of
period                                     $0.97   $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22   $1.13
Accumulation unit value at end of period   $1.20   $0.97   $1.40   $1.38   $1.28   $1.23   $1.13   $0.94   $1.15   $1.22
Number of accumulation units outstanding
at end of period (000 omitted)               112     128     246     421     614     736     941     989   1,278   1,378
*OpCap Managed Portfolio, Class I liquidated on April 30, 2010.
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.88   $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56   $1.59
Accumulation unit value at end of period   $1.26   $0.88   $1.64   $1.46   $1.37   $1.32   $1.26   $0.97   $1.35   $1.56
Number of accumulation units outstanding
at end of period (000 omitted)               144     198     320     418     524     586     633     657     742     507
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $0.94   $1.76   $1.57   $1.48   $1.43   $1.36   $1.00      --      --      --
Accumulation unit value at end of period   $1.34   $0.94   $1.76   $1.57   $1.48   $1.43   $1.36      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                59      66     145     171     183     169       8      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.45   $2.46   $2.35   $2.03   $1.81   $1.54   $1.00      --      --      --
Accumulation unit value at end of period   $1.99   $1.45   $2.46   $2.35   $2.03   $1.81   $1.54      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                13      14      18      26      29      32      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.29   $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02   $1.07
Accumulation unit value at end of period   $0.36   $0.29   $1.39   $1.41   $1.31   $1.30   $1.21   $0.99   $1.02   $1.02
Number of accumulation units outstanding
at end of period (000 omitted)                50      66     144     195     247     266     280     318     408     344
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $0.28   $1.34   $1.37   $1.27   $1.26   $1.18   $1.00      --      --      --
Accumulation unit value at end of period   $0.35   $0.28   $1.34   $1.37   $1.27   $1.26   $1.18      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 1       6      10       9       9       9       4      --      --      --
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.31   $2.14   $2.20   $1.94   $1.80   $1.53   $1.00      --      --      --
Accumulation unit value at end of period   $1.76   $1.31   $2.14   $2.20   $1.94   $1.80   $1.53      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                53      59      72     100     111     111       3      --      --      --
------------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    59

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of
period                                     $1.17   $1.39   $1.29   $1.22   $1.21   $1.13   $1.00      --      --      --
Accumulation unit value at end of period   $1.37   $1.17   $1.39   $1.29   $1.22   $1.21   $1.13      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               447     442     577     463     401     371     141      --      --      --
------------------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.86   $1.03   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $1.03   $0.86   $1.03      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               212     301     304      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
period                                     $1.00   $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98   $0.99
Accumulation unit value at end of period   $1.53   $1.00   $1.48   $1.44   $1.37   $1.34   $1.24   $1.05   $1.00   $0.98
Number of accumulation units outstanding
at end of period (000 omitted)                40      50      69      78     117     240     290     372     472     546
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT DIVERSIFIED INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $1.03   $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01   $1.03
Accumulation unit value at end of period   $1.57   $1.03   $1.50   $1.46   $1.40   $1.37   $1.28   $1.08   $1.03   $1.01
Number of accumulation units outstanding
at end of period (000 omitted)                63      96     158     275     358     412     451     546     676     553
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.85   $1.04   $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.06   $0.85   $1.04   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
period                                     $0.89   $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30   $1.21
Accumulation unit value at end of period   $1.14   $0.89   $1.47   $1.58   $1.38   $1.33   $1.21   $0.96   $1.20   $1.30
Number of accumulation units outstanding
at end of period (000 omitted)                63     124     176     224     350     558     731     878   1,284   1,528
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13   $1.06
Accumulation unit value at end of period   $0.97   $0.76   $1.26   $1.36   $1.19   $1.15   $1.05   $0.83   $1.04   $1.13
Number of accumulation units outstanding
at end of period (000 omitted)               179     249     458     727     997   1,260   1,479   1,621   1,769   1,720
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
period                                     $1.01   $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89   $0.99
Accumulation unit value at end of period   $1.50   $1.01   $1.39   $1.36   $1.25   $1.23   $1.12   $0.90   $0.91   $0.89
Number of accumulation units outstanding
at end of period (000 omitted)                48      56      88     104     170     304     390     473     674     770
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT HIGH YIELD FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $1.09   $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98   $1.08
Accumulation unit value at end of period   $1.61   $1.09   $1.49   $1.47   $1.35   $1.33   $1.22   $0.98   $1.00   $0.98
Number of accumulation units outstanding
at end of period (000 omitted)                54      70      96     125     187     207     221     263     324     305
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.31   $2.37   $2.22   $1.76   $1.59   $1.39   $1.00      --      --      --
Accumulation unit value at end of period   $1.61   $1.31   $2.37   $2.22   $1.76   $1.59   $1.39      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                29      33      34      34      34      34      30      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT NEW OPPORTUNITIES FUND - CLASS IA SHARES (10/27/1997)
Accumulation unit value at beginning of
period                                     $0.79   $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57   $2.16
Accumulation unit value at end of period   $1.03   $0.79   $1.30   $1.24   $1.16   $1.07   $0.98   $0.75   $1.09   $1.57
Number of accumulation units outstanding
at end of period (000 omitted)                32      33      57      74     123     206     261     317     513     516
------------------------------------------------------------------------------------------------------------------------


 60    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $0.96   $1.59   $1.60   $1.46   $1.41   $1.33   $1.00      --      --      --
Accumulation unit value at end of period   $1.26   $0.96   $1.59   $1.60   $1.46   $1.41   $1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.58   $0.97   $1.12   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.75   $0.58   $0.97   $1.12      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                11      11      11      92      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.01   $1.88   $1.84   $1.77   $1.60   $1.37   $1.00      --      --      --
Accumulation unit value at end of period   $1.38   $1.01   $1.88   $1.84   $1.77   $1.60   $1.37      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 1       1       1       1       1       1       1      --      --      --
------------------------------------------------------------------------------------------------------------------------
PUTNAM VT VOYAGER FUND - CLASS IB SHARES (11/04/1998)
Accumulation unit value at beginning of
period                                     $0.74   $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50   $1.82
Accumulation unit value at end of period   $1.20   $0.74   $1.19   $1.15   $1.10   $1.06   $1.02   $0.83   $1.14   $1.50
Number of accumulation units outstanding
at end of period (000 omitted)               169     230     410     528     760     883     995   1,116   1,324   1,073
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of
period                                     $0.60   $0.99   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.78   $0.60   $0.99      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               586     329     247      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (06/19/2006)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SELECT VALUE FUND)
Accumulation unit value at beginning of
period                                     $0.72   $1.15   $1.10   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.97   $0.72   $1.15   $1.10      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SMALL CAP VALUE FUND)
Accumulation unit value at beginning of
period                                     $1.38   $2.05   $2.19   $1.84   $1.77   $1.49   $1.00      --      --      --
Accumulation unit value at end of period   $1.86   $1.38   $2.05   $2.19   $1.84   $1.77   $1.49      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                 2      10      10      10      10      10       2      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - BALANCED FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $0.91   $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17   $1.22
Accumulation unit value at end of period   $1.12   $0.91   $1.32   $1.31   $1.16   $1.14   $1.05   $0.89   $1.03   $1.17
Number of accumulation units outstanding
at end of period (000 omitted)               342     390     572     737   1,170   1,724   2,090   2,318   2,216   2,219
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05   $1.01
Accumulation unit value at end of period   $1.14   $1.15   $1.14   $1.10   $1.07   $1.06   $1.06   $1.07   $1.08   $1.05
Number of accumulation units outstanding
at end of period (000 omitted)               192     149     224     273     379      45      41      47      50      59
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01   $0.97
Accumulation unit value at end of period   $1.33   $1.18   $1.28   $1.23   $1.20   $1.19   $1.15   $1.12   $1.08   $1.01
Number of accumulation units outstanding
at end of period (000 omitted)               590     598     761     702     548     664     701     794     943   1,016
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.46   $2.49   $2.34   $1.98   $1.77   $1.52   $1.00      --      --      --
Accumulation unit value at end of period   $1.84   $1.46   $2.49   $2.34   $1.98   $1.77   $1.52      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               289     238     164     116       5       5       1      --      --      --
------------------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    61

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23   $1.51
Accumulation unit value at end of period   $0.86   $0.70   $1.23   $1.21   $1.06   $1.02   $0.97   $0.76   $0.99   $1.23
Number of accumulation units outstanding
at end of period (000 omitted)               121     149     231     313     327     497     584     650     963     970
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
period                                     $1.07   $1.09   $1.02   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.13   $1.07   $1.09   $1.02      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               365     180     219     233      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.79   $1.07   $1.07   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.20   $0.79   $1.07   $1.07      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --       5      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.86   $1.07   $1.06   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.21   $0.86   $1.07   $1.06      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               281     179     182      95      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of
period                                     $0.58   $1.07   $0.96   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.94   $0.58   $1.07   $0.96      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                75      89     137     186      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.54   $1.00   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.75   $0.54   $1.00      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.09   $1.75   $1.69   $1.49   $1.44   $1.33   $1.00      --      --      --
Accumulation unit value at end of period   $1.35   $1.09   $1.75   $1.69   $1.49   $1.44   $1.33      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      32      32      32      32      38      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
period                                     $1.01   $1.05   $1.01   $0.99   $0.99   $0.99   $1.00      --      --      --
Accumulation unit value at end of period   $1.05   $1.01   $1.05   $1.01   $0.99   $0.99   $0.99      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                96      62      56      52      53      53      10      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of
period                                     $0.87   $1.59   $1.56   $1.43   $1.33   $1.25   $1.00      --      --      --
Accumulation unit value at end of period   $1.18   $0.87   $1.59   $1.56   $1.43   $1.33   $1.25      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.68   $1.13   $1.15   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.84   $0.68   $1.13   $1.15      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.83   $1.83   $1.34   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.43   $0.83   $1.83   $1.34      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               104     138      89      62      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------


 62    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.40% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                         2009    2008    2007    2006    2005    2004    2003    2002    2001    2000
------------------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/24/1997)
Accumulation unit value at beginning of
period                                     $0.88   $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18   $1.60
Accumulation unit value at end of period   $1.10   $0.88   $1.50   $1.35   $1.10   $0.98   $0.85   $0.67   $0.83   $1.18
Number of accumulation units outstanding
at end of period (000 omitted)                33      41      59      92     137     182     222     231     257     192
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.69   $1.08   $1.13   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.87   $0.69   $1.08   $1.13      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               204     248     205     214      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.47   $0.85   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.65   $0.47   $0.85      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               113     125      73      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of
period                                     $0.59   $1.12   $1.00      --      --      --      --      --      --      --
Accumulation unit value at end of period   $0.91   $0.59   $1.12      --      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.61   $1.00   $1.23   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.78   $0.61   $1.00   $1.23      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)                --      --      --      --      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.76   $1.41   $1.23   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $1.12   $0.76   $1.41   $1.23      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               156     186     109      95      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------
WANGER USA (06/19/2006)
Accumulation unit value at beginning of
period                                     $0.67   $1.12   $1.08   $1.00      --      --      --      --      --      --
Accumulation unit value at end of period   $0.93   $0.67   $1.12   $1.08      --      --      --      --      --      --
Number of accumulation units outstanding
at end of period (000 omitted)               116      84      67      19      --      --      --      --      --      --
------------------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    63

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(11/15/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period            $0.56   $1.19   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                  $0.82   $0.56   $1.19   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       78      82      66      83      84      11
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.59   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                  $0.70   $0.59   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.73   $1.41   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                  $1.02   $0.73   $1.41   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                  $0.91   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                  $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      506     258     116      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period            $0.90   $1.27   $1.18   $1.08   $1.03   $1.00
Accumulation unit value at end of period                  $1.15   $0.90   $1.27   $1.18   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       14      14      16      22      22       3
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period            $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                  $1.01   $0.82      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       17      17      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period            $0.60   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                  $0.90   $0.60   $1.15      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period            $0.74   $1.27   $1.23   $1.06   $1.03   $1.00
Accumulation unit value at end of period                  $0.88   $0.74   $1.27   $1.23   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period            $0.77   $1.68   $1.61   $1.21   $1.05   $1.00
Accumulation unit value at end of period                  $1.02   $0.77   $1.68   $1.61   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      512     602     369     284     157       6
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period            $1.06   $1.09   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                  $1.15   $1.06   $1.09   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                      335     326     435     421     264      13
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period            $0.91   $1.68   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                  $1.20   $0.91   $1.68   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 64    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period            $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                  $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period            $0.67   $1.17   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                  $0.89   $0.67   $1.17   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                      566     562     537     685     259       9
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period            $0.84   $1.17   $1.25   $1.07   $1.04   $1.00
Accumulation unit value at end of period                  $0.99   $0.84   $1.17   $1.25   $1.07   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       42      42      42      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period            $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                  $1.12   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       59      76      79     132      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period            $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                  $0.84   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      651     508     256      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period            $0.58   $1.14   $1.00      --      --      --
Accumulation unit value at end of period                  $0.78   $0.58   $1.14      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period            $0.88   $1.24   $1.29   $1.10   $1.06   $1.00
Accumulation unit value at end of period                  $1.08   $0.88   $1.24   $1.29   $1.10   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                      369     303     188      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period            $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                  $0.85   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.69   $1.18   $1.18   $1.12   $1.04   $1.00
Accumulation unit value at end of period                  $0.93   $0.69   $1.18   $1.18   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       16      13      12      13      12      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.70   $1.21   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                  $1.08   $0.70   $1.21   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                      112     127     120     148      60       2
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.87   $1.26   $1.20   $1.05   $1.02   $1.00
Accumulation unit value at end of period                  $1.05   $0.87   $1.26   $1.20   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                  $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.88   $1.42   $1.39   $1.15   $1.05   $1.00
Accumulation unit value at end of period                  $1.13   $0.88   $1.42   $1.39   $1.15   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    65

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period            $0.71   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                  $1.00   $0.71   $0.98      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      222     184     107      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.85   $1.50   $1.30   $1.19   $1.03   $1.00
Accumulation unit value at end of period                  $1.13   $0.85   $1.50   $1.30   $1.19   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,329   1,577   1,407   1,303     722      11
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.72   $1.39   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                  $0.91   $0.72   $1.39   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $1.01   $1.06   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                  $1.15   $1.01   $1.06   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                      504     509     526     288     139       7
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.92   $1.54   $1.36   $1.23   $1.05   $1.00
Accumulation unit value at end of period                  $1.26   $0.92   $1.54   $1.36   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      294     365     251     188      78      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.91   $1.64   $1.43   $1.23   $1.05   $1.00
Accumulation unit value at end of period                  $1.13   $0.91   $1.64   $1.43   $1.23   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       34      34      29      49      37       6
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.85   $1.23   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                  $1.14   $0.85   $1.23   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                        1       1       1       1       1      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.83   $1.16   $1.21   $1.05   $1.03   $1.00
Accumulation unit value at end of period                  $0.96   $0.83   $1.16   $1.21   $1.05   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.70   $1.24   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                  $0.99   $0.70   $1.24   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        5       5       5       5       5      --
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.83   $1.35   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                  $1.04   $0.83   $1.35   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       50      48      44     114       2      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $1.27   $1.21   $1.11   $1.00   $1.05   $1.00
Accumulation unit value at end of period                  $1.48   $1.27   $1.21   $1.11   $1.00   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      325     327     339     265      69       5
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period            $0.77   $1.35   $1.34   $1.12   $1.04   $1.00
Accumulation unit value at end of period                  $0.99   $0.77   $1.35   $1.34   $1.12   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.84   $1.35   $1.33   $1.16   $1.04   $1.00
Accumulation unit value at end of period                  $1.10   $0.84   $1.35   $1.33   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                      451     487     440     366     189       6
-------------------------------------------------------------------------------------------------------------


 66    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                  $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                  $0.84   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      563     530     319      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period            $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                  $0.85   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period            $0.76   $1.23   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                  $1.04   $0.76   $1.23   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period            $0.72   $1.21   $1.20   $1.08   $1.04   $1.00
Accumulation unit value at end of period                  $1.15   $0.72   $1.21   $1.20   $1.08   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period            $0.89   $1.16   $1.14   $1.03   $1.02   $1.00
Accumulation unit value at end of period                  $1.03   $0.89   $1.16   $1.14   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                        2       2       2       2       2      --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period            $1.21   $1.97   $1.57   $1.22   $1.06   $1.00
Accumulation unit value at end of period                  $1.58   $1.21   $1.97   $1.57   $1.22   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.67   $1.25   $1.12   $1.05   $1.02   $1.00
Accumulation unit value at end of period                  $0.95   $0.67   $1.25   $1.12   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                      315     334     299     295     179       7
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.85   $1.45   $1.39   $1.20   $1.07   $1.00
Accumulation unit value at end of period                  $1.17   $0.85   $1.45   $1.39   $1.20   $1.07
Number of accumulation units outstanding at end of
  period (000 omitted)                                       24      24      24      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.76   $1.24   $1.28   $1.13   $1.05   $1.00
Accumulation unit value at end of period                  $1.02   $0.76   $1.24   $1.28   $1.13   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      147     148     151     141     139      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period            $0.99   $1.18   $1.09   $1.03   $1.02   $1.00
Accumulation unit value at end of period                  $1.15   $0.99   $1.18   $1.09   $1.03   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                      694     648     594     406     177      11
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period            $0.86   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                  $1.02   $0.86   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      277     426     304      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.94   $1.15   $1.17   $1.16   $1.04   $1.00
Accumulation unit value at end of period                  $1.16   $0.94   $1.15   $1.17   $1.16   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    67

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.86   $1.57   $1.47   $1.17   $1.05   $1.00
Accumulation unit value at end of period                  $1.06   $0.86   $1.57   $1.47   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.66   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                  $0.86   $0.66   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       46      46      41      70      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.67   $1.24   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                  $0.91   $0.67   $1.24   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period            $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                  $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      688     453     244      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period            $0.77   $1.23   $1.18   $1.03   $1.04   $1.00
Accumulation unit value at end of period                  $1.03   $0.77   $1.23   $1.18   $1.03   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period            $0.82   $1.22   $1.30   $1.10   $1.05   $1.00
Accumulation unit value at end of period                  $1.10   $0.82   $1.22   $1.30   $1.10   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                      302     313     332     301     202       9
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $1.08   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                  $1.07   $1.08   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                      387     316     305       8       4      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.99   $1.08   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                  $1.12   $0.99   $1.08   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                      720     736     591     402      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.86   $1.47   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                  $1.08   $0.86   $1.47   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,179   1,137     826     650     259      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.71   $1.24   $1.22   $1.08   $1.03   $1.00
Accumulation unit value at end of period                  $0.86   $0.71   $1.24   $1.22   $1.08   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                      100      91      85     120     122      18
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period            $1.08   $1.09   $1.03   $1.00      --      --
Accumulation unit value at end of period                  $1.13   $1.08   $1.09   $1.03      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      499     290     276     239      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.84   $1.13   $1.13   $1.03   $1.01   $1.00
Accumulation unit value at end of period                  $1.27   $0.84   $1.13   $1.13   $1.03   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                       28      40      39      34      11      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.88   $1.10   $1.09   $1.02   $1.01   $1.00
Accumulation unit value at end of period                  $1.24   $0.88   $1.10   $1.09   $1.02   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                      360     269     201     121      --      --
-------------------------------------------------------------------------------------------------------------


 68    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.68   $1.24   $1.11   $1.13   $1.04   $1.00
Accumulation unit value at end of period                  $1.09   $0.68   $1.24   $1.11   $1.13   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period            $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                  $0.75   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.77   $1.24   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                  $0.95   $0.77   $1.24   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of
  period (000 omitted)                                       16      14      12      13      13      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $1.02   $1.07   $1.03   $1.00   $1.00   $1.00
Accumulation unit value at end of period                  $1.06   $1.02   $1.07   $1.03   $1.00   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                       87      52      45      20       9      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.67   $1.23   $1.21   $1.11   $1.03   $1.00
Accumulation unit value at end of period                  $0.91   $0.67   $1.23   $1.21   $1.11   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.73   $1.22   $1.25   $1.06   $1.03   $1.00
Accumulation unit value at end of period                  $0.91   $0.73   $1.22   $1.25   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $1.17   $2.56   $1.88   $1.43   $1.08   $1.00
Accumulation unit value at end of period                  $2.00   $1.17   $2.56   $1.88   $1.43   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                      209     297     181     188     103       4
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period            $0.95   $1.61   $1.45   $1.19   $1.06   $1.00
Accumulation unit value at end of period                  $1.19   $0.95   $1.61   $1.45   $1.19   $1.06
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.74   $1.16   $1.21   $1.06   $1.03   $1.00
Accumulation unit value at end of period                  $0.93   $0.74   $1.16   $1.21   $1.06   $1.03
Number of accumulation units outstanding at end of
  period (000 omitted)                                    1,089   1,157   1,039     926     445      16
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                  $0.65   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      129     185      68      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period            $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                  $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                       --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period            $0.82   $1.34   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                  $1.03   $0.82   $1.34   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of
  period (000 omitted)                                       10      12      11       8       7      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period            $1.08   $2.01   $1.76   $1.30   $1.08   $1.00
Accumulation unit value at end of period                  $1.59   $1.08   $2.01   $1.76   $1.30   $1.08
Number of accumulation units outstanding at end of
  period (000 omitted)                                      316     398     268     254     146       7
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    69

VARIABLE ACCOUNT CHARGES OF 1.50% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                        2009    2008    2007    2006    2005    2004
-------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period            $0.75   $1.26   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                  $1.05   $0.75   $1.26   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of
  period (000 omitted)                                      295     294     241     172     100       4
-------------------------------------------------------------------------------------------------------------




 70    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.86   $1.82   $1.83   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period                $1.26   $0.86   $1.82   $1.83   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14      15      13      13      13       9      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.59   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.70   $0.59   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.11   $2.14   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period                $1.55   $1.11   $2.14   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.79   $1.15   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.99   $0.79   $1.15   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.72   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.91   $0.72   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.61   $1.04   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.81   $0.61   $1.04      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    196      97      54      --      --      --      --
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.89   $1.27   $1.18   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                $1.14   $0.89   $1.27   $1.18   $1.08   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       1       1       1      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.97   $1.87   $1.58   $1.48   $1.45   $1.41   $1.00
Accumulation unit value at end of period                $1.46   $0.97   $1.87   $1.58   $1.48   $1.45   $1.41
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.07   $1.83   $1.77   $1.54   $1.49   $1.36   $1.00
Accumulation unit value at end of period                $1.26   $1.07   $1.83   $1.77   $1.54   $1.49   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period          $0.77   $1.67   $1.61   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.02   $0.77   $1.67   $1.61   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    104     139      77      30      25      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.68   $1.51   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period                $1.35   $1.00   $1.68   $1.51   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    71

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $1.06   $1.09   $1.01   $1.01   $1.01   $1.00      --
Accumulation unit value at end of period                $1.15   $1.06   $1.09   $1.01   $1.01   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     58      52      72      78      67      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.91   $1.68   $1.45   $1.18   $1.06   $1.00      --
Accumulation unit value at end of period                $1.20   $0.91   $1.68   $1.45   $1.18   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $0.90   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.67   $0.90      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.67   $1.17   $0.98   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                $0.89   $0.67   $1.17   $0.98   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     66      66      62      60      35      --      --
-------------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.16   $1.25   $1.07   $1.04   $1.00      --
Accumulation unit value at end of period                $0.99   $0.84   $1.16   $1.25   $1.07   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period          $0.79   $1.07   $1.07   $1.00      --      --      --
Accumulation unit value at end of period                $1.12   $0.79   $1.07   $1.07      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     21      23      25      40      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period          $0.67   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.83   $0.67   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    246     195     113      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $1.14   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.78   $0.58   $1.14      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period          $0.87   $1.24   $1.29   $1.10   $1.06   $1.00      --
Accumulation unit value at end of period                $1.08   $0.87   $1.24   $1.29   $1.10   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    144     115      84      --      --      --      --
-------------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period          $0.72   $1.10   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.72   $1.10      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.69   $1.18   $1.18   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $0.92   $0.69   $1.18   $1.18   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.20   $1.07   $1.04   $1.02   $1.00      --
Accumulation unit value at end of period                $1.08   $0.70   $1.20   $1.07   $1.04   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      7       8       7      12       7      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.87   $1.26   $1.20   $1.05   $1.02   $1.00      --
Accumulation unit value at end of period                $1.05   $0.87   $1.26   $1.20   $1.05   $1.02      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 72    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.62   $1.09   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.76   $0.62   $1.09      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.87   $1.42   $1.39   $1.15   $1.05   $1.00      --
Accumulation unit value at end of period                $1.13   $0.87   $1.42   $1.39   $1.15   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period          $0.71   $0.98   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.00   $0.71   $0.98      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     90      76      54      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.24   $2.19   $1.90   $1.73   $1.50   $1.33   $1.00
Accumulation unit value at end of period                $1.65   $1.24   $2.19   $1.90   $1.73   $1.50   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    157     222     194     139      66      20      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $0.99   $1.91   $1.53   $1.46   $1.40   $1.38   $1.00
Accumulation unit value at end of period                $1.25   $0.99   $1.91   $1.53   $1.46   $1.40   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       8       8       8       2       1      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.01   $1.06   $1.03   $1.01   $1.00   $1.00      --
Accumulation unit value at end of period                $1.14   $1.01   $1.06   $1.03   $1.01   $1.00      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    197     197     203     110      67      --      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.57   $2.64   $2.33   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period                $2.16   $1.57   $2.64   $2.33   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                     84     107      85      65      30      19      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.51   $2.73   $2.37   $2.04   $1.75   $1.57   $1.00
Accumulation unit value at end of period                $1.87   $1.51   $2.73   $2.37   $2.04   $1.75   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4       4       5       3       2       1       1
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.80   $2.32   $1.95   $1.75   $1.35   $1.00
Accumulation unit value at end of period                $1.20   $1.02   $1.80   $2.32   $1.95   $1.75   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10      10      10      10      10       8      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.85   $1.23   $1.20   $1.03   $1.03   $1.00      --
Accumulation unit value at end of period                $1.14   $0.85   $1.23   $1.20   $1.03   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.83   $1.16   $1.21   $1.05   $1.03   $1.00      --
Accumulation unit value at end of period                $0.96   $0.83   $1.16   $1.21   $1.05   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.41   $2.13   $2.22   $1.93   $1.80   $1.48   $1.00
Accumulation unit value at end of period                $1.79   $1.41   $2.13   $2.22   $1.93   $1.80   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5      10      10      10       7       5      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.10   $1.94   $1.77   $1.66   $1.61   $1.46   $1.00
Accumulation unit value at end of period                $1.56   $1.10   $1.94   $1.77   $1.66   $1.61   $1.46
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5      12      12      12       8       5      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    73

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.13   $1.82   $1.79   $1.54   $1.41   $1.27   $1.00
Accumulation unit value at end of period                $1.40   $1.13   $1.82   $1.79   $1.54   $1.41   $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                     27     145     152     167     153     151      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.44   $2.45   $2.16   $1.80   $1.66   $1.42   $1.00
Accumulation unit value at end of period                $1.94   $1.44   $2.45   $2.16   $1.80   $1.66   $1.42
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $1.27   $1.21   $1.11   $1.00   $1.05   $1.00      --
Accumulation unit value at end of period                $1.48   $1.27   $1.21   $1.11   $1.00   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    100     108     110      45      22      --      --
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period          $0.77   $1.35   $1.34   $1.12   $1.04   $1.00      --
Accumulation unit value at end of period                $0.99   $0.77   $1.35   $1.34   $1.12   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.84   $1.35   $1.33   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.10   $0.84   $1.35   $1.33   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     72      86      80      31      19      --      --
-------------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.58   $0.94   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.69   $0.58   $0.94      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.62   $1.05   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.84   $0.62   $1.05      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    212     199     137      --      --      --      --
-------------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period          $0.60   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.85   $0.60   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $0.99   $1.59   $1.46   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period                $1.35   $0.99   $1.59   $1.46   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.70   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period                $1.62   $1.01   $1.70   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                $1.29   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                     38      38      34      29      13      13      --
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.93   $3.16   $2.51   $1.95   $1.70   $1.33   $1.00
Accumulation unit value at end of period                $2.53   $1.93   $3.16   $2.51   $1.95   $1.70   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      5       5       5       5       5       4      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.93   $1.75   $1.56   $1.47   $1.42   $1.36   $1.00
Accumulation unit value at end of period                $1.33   $0.93   $1.75   $1.56   $1.47   $1.42   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                     28      30      25      28      26       5      --
-------------------------------------------------------------------------------------------------------------


 74    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.44   $2.44   $2.34   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period                $1.97   $1.44   $2.44   $2.34   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.28   $1.33   $1.36   $1.27   $1.26   $1.18   $1.00
Accumulation unit value at end of period                $0.35   $0.28   $1.33   $1.36   $1.27   $1.26   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --       1       1       1       1       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.29   $2.12   $2.18   $1.94   $1.79   $1.53   $1.00
Accumulation unit value at end of period                $1.75   $1.29   $2.12   $2.18   $1.94   $1.79   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                     41      42      41      39      16      15      --
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.16   $1.38   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period                $1.36   $1.16   $1.38   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    274     385     371     276     233     196       1
-------------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period          $0.86   $1.03   $1.00      --      --      --      --
Accumulation unit value at end of period                $1.02   $0.86   $1.03      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    110     170     135      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.93   $1.14   $1.17   $1.16   $1.04   $1.00      --
Accumulation unit value at end of period                $1.16   $0.93   $1.14   $1.17   $1.16   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.96   $1.60   $1.73   $1.51   $1.46   $1.34   $1.00
Accumulation unit value at end of period                $1.23   $0.96   $1.60   $1.73   $1.51   $1.46   $1.34
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       7       7       7       2       1      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.30   $2.36   $2.21   $1.76   $1.59   $1.39   $1.00
Accumulation unit value at end of period                $1.59   $1.30   $2.36   $2.21   $1.76   $1.59   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.95   $1.58   $1.59   $1.45   $1.41   $1.33   $1.00
Accumulation unit value at end of period                $1.25   $0.95   $1.58   $1.59   $1.45   $1.41   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.66   $1.10   $1.28   $1.11   $1.05   $1.00      --
Accumulation unit value at end of period                $0.85   $0.66   $1.10   $1.28   $1.11   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10      10      10       7      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.87   $1.83   $1.76   $1.59   $1.37   $1.00
Accumulation unit value at end of period                $1.37   $1.00   $1.87   $1.83   $1.76   $1.59   $1.37
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period          $0.60   $0.99   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.77   $0.60   $0.99      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    259     167     106      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period          $0.77   $1.23   $1.18   $1.03   $1.04   $1.00      --
Accumulation unit value at end of period                $1.03   $0.77   $1.23   $1.18   $1.03   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    75

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.37   $2.04   $2.17   $1.84   $1.76   $1.49   $1.00
Accumulation unit value at end of period                $1.84   $1.37   $2.04   $2.17   $1.84   $1.76   $1.49
Number of accumulation units outstanding at end of
  period (000 omitted)                                     16      17      17      16      17      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.06   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                $1.05   $1.06   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     47      21       5       3       1       2       2
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.02   $1.11   $1.07   $1.04   $1.04   $1.01   $1.00
Accumulation unit value at end of period                $1.15   $1.02   $1.11   $1.07   $1.04   $1.04   $1.01
Number of accumulation units outstanding at end of
  period (000 omitted)                                    234     295     259     113      15       5       1
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.45   $2.47   $2.32   $1.97   $1.76   $1.52   $1.00
Accumulation unit value at end of period                $1.82   $1.45   $2.47   $2.32   $1.97   $1.76   $1.52
Number of accumulation units outstanding at end of
  period (000 omitted)                                    156     152      92      48      34      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.70   $1.24   $1.22   $1.08   $1.03   $1.00      --
Accumulation unit value at end of period                $0.86   $0.70   $1.24   $1.22   $1.08   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     10       9       8       8       8      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period          $1.07   $1.09   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                $1.13   $1.07   $1.09   $1.03      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    181     102      95      37      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.83   $1.13   $1.13   $1.03   $1.01   $1.00      --
Accumulation unit value at end of period                $1.26   $0.83   $1.13   $1.13   $1.03   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     14      16      18      19      17      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.88   $1.10   $1.09   $1.02   $1.01   $1.00      --
Accumulation unit value at end of period                $1.23   $0.88   $1.10   $1.09   $1.02   $1.01      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    137      96      78      15      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.67   $1.24   $1.11   $1.13   $1.04   $1.00      --
Accumulation unit value at end of period                $1.08   $0.67   $1.24   $1.11   $1.13   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period          $0.54   $1.00   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.75   $0.54   $1.00      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.08   $1.74   $1.68   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period                $1.34   $1.08   $1.74   $1.68   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      6       6       7       7       7       6       1
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.04   $1.01   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                $1.04   $1.00   $1.04   $1.01   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     63      47      45      39      34      28       2
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.86   $1.58   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period                $1.17   $0.86   $1.58   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------


 76    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.55% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.73   $1.22   $1.24   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.90   $0.73   $1.22   $1.24   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $1.16   $2.55   $1.88   $1.42   $1.08   $1.00      --
Accumulation unit value at end of period                $2.00   $1.16   $2.55   $1.88   $1.42   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     42      65      37      19      16      --      --
-------------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period          $0.94   $1.61   $1.45   $1.19   $1.06   $1.00      --
Accumulation unit value at end of period                $1.19   $0.94   $1.61   $1.45   $1.19   $1.06      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.73   $1.16   $1.21   $1.06   $1.03   $1.00      --
Accumulation unit value at end of period                $0.93   $0.73   $1.16   $1.21   $1.06   $1.03      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                    167     198     155     101      75      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.46   $0.85   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.65   $0.46   $0.85      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     45      73      26      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period          $0.59   $1.12   $1.00      --      --      --      --
Accumulation unit value at end of period                $0.91   $0.59   $1.12      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period          $0.81   $1.34   $1.64   $1.21   $1.05   $1.00      --
Accumulation unit value at end of period                $1.03   $0.81   $1.34   $1.64   $1.21   $1.05      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1       1       1      --      --      --
-------------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period          $1.08   $2.01   $1.75   $1.30   $1.08   $1.00      --
Accumulation unit value at end of period                $1.59   $1.08   $2.01   $1.75   $1.30   $1.08      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     63      90      52      27      24      --      --
-------------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period          $0.75   $1.25   $1.21   $1.14   $1.04   $1.00      --
Accumulation unit value at end of period                $1.04   $0.75   $1.25   $1.21   $1.14   $1.04      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     64      64      47      20      18      --      --
-------------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    77

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(03/17/2003)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II
SHARES)
Accumulation unit value at beginning of period          $0.86   $1.81   $1.82   $1.64   $1.58   $1.45   $1.00
Accumulation unit value at end of period                $1.25   $0.86   $1.81   $1.82   $1.64   $1.58   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                     43      45      46      47      42      14       9
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (03/17/2003)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $1.11   $2.13   $1.96   $1.71   $1.59   $1.40   $1.00
Accumulation unit value at end of period                $1.54   $1.11   $2.13   $1.96   $1.71   $1.59   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3       3       3       3       4       4
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. CORE EQUITY FUND, SERIES II SHARES (04/28/2006)
(PREVIOUSLY AIM V.I. CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period          $0.78   $1.14   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.99   $0.78   $1.14   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period          $0.82   $1.00      --      --      --      --      --
Accumulation unit value at end of period                $1.01   $0.82      --      --      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                     16      17      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (03/17/2003)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period          $0.96   $1.86   $1.58   $1.48   $1.45   $1.40   $1.00
Accumulation unit value at end of period                $1.45   $0.96   $1.86   $1.58   $1.48   $1.45   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     28      33      33      33      33      35      30
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $1.06   $1.82   $1.76   $1.53   $1.49   $1.36   $1.00
Accumulation unit value at end of period                $1.25   $1.06   $1.82   $1.76   $1.53   $1.49   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                    348     350     418     355     362     364     283
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS LARGE CAP GROWTH PORTFOLIO (CLASS B) (03/17/2003)
Accumulation unit value at beginning of period          $0.99   $1.68   $1.50   $1.54   $1.36   $1.28   $1.00
Accumulation unit value at end of period                $1.34   $0.99   $1.68   $1.50   $1.54   $1.36   $1.28
Number of accumulation units outstanding at end of
  period (000 omitted)                                     58      62      76      78      66      68      35
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.23   $2.18   $1.89   $1.72   $1.50   $1.33   $1.00
Accumulation unit value at end of period                $1.64   $1.23   $2.18   $1.89   $1.72   $1.50   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                    149     161     192     163     159     160      26
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.90   $1.52   $1.45   $1.40   $1.38   $1.00
Accumulation unit value at end of period                $1.24   $0.98   $1.90   $1.52   $1.45   $1.40   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                    134     135     135     133     133     134      --
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.56   $2.63   $2.32   $2.10   $1.81   $1.47   $1.00
Accumulation unit value at end of period                $2.15   $1.56   $2.63   $2.32   $2.10   $1.81   $1.47
Number of accumulation units outstanding at end of
  period (000 omitted)                                    394     410     445     424     430     446     321
-------------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.50   $2.72   $2.36   $2.04   $1.74   $1.57   $1.00
Accumulation unit value at end of period                $1.86   $1.50   $2.72   $2.36   $2.04   $1.74   $1.57
Number of accumulation units outstanding at end of
  period (000 omitted)                                     16      16      16      15      15      17      --
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.04   $1.84   $2.37   $2.00   $1.79   $1.38   $1.00
Accumulation unit value at end of period                $1.22   $1.04   $1.84   $2.37   $2.00   $1.79   $1.38
Number of accumulation units outstanding at end of
  period (000 omitted)                                     13      18      22      22      22      28      21
-------------------------------------------------------------------------------------------------------------


 78    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL CAP VALUE SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.40   $2.12   $2.21   $1.92   $1.80   $1.48   $1.00
Accumulation unit value at end of period                $1.78   $1.40   $2.12   $2.21   $1.92   $1.80   $1.48
Number of accumulation units outstanding at end of
  period (000 omitted)                                     19      24      43      31      30      27       8
-------------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.09   $1.93   $1.77   $1.65   $1.60   $1.46   $1.00
Accumulation unit value at end of period                $1.54   $1.09   $1.93   $1.77   $1.65   $1.60   $1.46
Number of accumulation units outstanding at end of
  period (000 omitted)                                     65      74      84      88      93     104      65
-------------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.12   $1.82   $1.78   $1.53   $1.41   $1.27   $1.00
Accumulation unit value at end of period                $1.39   $1.12   $1.82   $1.78   $1.53   $1.41   $1.27
Number of accumulation units outstanding at end of
  period (000 omitted)                                    241     271     311     312     308     320      68
-------------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON FOREIGN SECURITIES FUND - CLASS 2 (03/17/2003)
Accumulation unit value at beginning of period          $1.46   $2.48   $2.19   $1.83   $1.69   $1.45   $1.00
Accumulation unit value at end of period                $1.96   $1.46   $2.48   $2.19   $1.83   $1.69   $1.45
Number of accumulation units outstanding at end of
  period (000 omitted)                                     50      56      70      50      51      47       9
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $0.98   $1.59   $1.45   $1.38   $1.34   $1.25   $1.00
Accumulation unit value at end of period                $1.34   $0.98   $1.59   $1.45   $1.38   $1.34   $1.25
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4       4       4       4       4       4       4
-------------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.69   $1.68   $1.51   $1.46   $1.40   $1.00
Accumulation unit value at end of period                $1.61   $1.00   $1.69   $1.68   $1.51   $1.46   $1.40
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.11   $1.45   $1.42   $1.29   $1.28   $1.17   $1.00
Accumulation unit value at end of period                $1.28   $1.11   $1.45   $1.42   $1.29   $1.28   $1.17
Number of accumulation units outstanding at end of
  period (000 omitted)                                    104     114     127     131     121     123      80
-------------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (03/17/2003)
Accumulation unit value at beginning of period          $1.92   $3.14   $2.50   $1.94   $1.70   $1.33   $1.00
Accumulation unit value at end of period                $2.51   $1.92   $3.14   $2.50   $1.94   $1.70   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                      4       4       4       4       4       4       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.93   $1.74   $1.55   $1.47   $1.42   $1.35   $1.00
Accumulation unit value at end of period                $1.32   $0.93   $1.74   $1.55   $1.47   $1.42   $1.35
Number of accumulation units outstanding at end of
  period (000 omitted)                                    150     157     241     170     171     173       9
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.43   $2.43   $2.33   $2.02   $1.80   $1.54   $1.00
Accumulation unit value at end of period                $1.96   $1.43   $2.43   $2.33   $2.02   $1.80   $1.54
Number of accumulation units outstanding at end of
  period (000 omitted)                                     42      42      53      54      52      52       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER HIGH INCOME FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.28   $1.33   $1.36   $1.26   $1.26   $1.18   $1.00
Accumulation unit value at end of period                $0.35   $0.28   $1.33   $1.36   $1.26   $1.26   $1.18
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3      12      81      17      20      21       1
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.29   $2.11   $2.18   $1.93   $1.79   $1.53   $1.00
Accumulation unit value at end of period                $1.73   $1.29   $2.11   $2.18   $1.93   $1.79   $1.53
Number of accumulation units outstanding at end of
  period (000 omitted)                                    352     355     357     358     359     362     268
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (03/17/2003)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period          $1.16   $1.37   $1.28   $1.21   $1.20   $1.13   $1.00
Accumulation unit value at end of period                $1.35   $1.16   $1.37   $1.28   $1.21   $1.20   $1.13
Number of accumulation units outstanding at end of
  period (000 omitted)                                    245     284     376     310     299     307      75
-------------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    79

VARIABLE ACCOUNT CHARGES OF 1.65% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                      2009    2008    2007    2006    2005    2004    2003
-------------------------------------------------------------------------------------------------------------
PUTNAM VT GROWTH AND INCOME FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.96   $1.59   $1.72   $1.51   $1.46   $1.33   $1.00
Accumulation unit value at end of period                $1.22   $0.96   $1.59   $1.72   $1.51   $1.46   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.29   $2.34   $2.20   $1.75   $1.59   $1.39   $1.00
Accumulation unit value at end of period                $1.58   $1.29   $2.34   $2.20   $1.75   $1.59   $1.39
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --       6       7       8       8       9      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT RESEARCH FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $0.95   $1.57   $1.59   $1.45   $1.40   $1.33   $1.00
Accumulation unit value at end of period                $1.24   $0.95   $1.57   $1.59   $1.45   $1.40   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (03/17/2003)
Accumulation unit value at beginning of period          $1.00   $1.86   $1.82   $1.76   $1.59   $1.36   $1.00
Accumulation unit value at end of period                $1.36   $1.00   $1.86   $1.82   $1.76   $1.59   $1.36
Number of accumulation units outstanding at end of
  period (000 omitted)                                      8       8       8       8       8       8       8
-------------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (03/17/2003)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period          $1.36   $2.03   $2.17   $1.83   $1.76   $1.49   $1.00
Accumulation unit value at end of period                $1.83   $1.36   $2.03   $2.17   $1.83   $1.76   $1.49
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3       3       3       5       7       3
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.05   $1.05   $1.02   $0.99   $0.98   $0.99   $1.00
Accumulation unit value at end of period                $1.04   $1.05   $1.05   $1.02   $0.99   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                     81      81      81     117     107      97      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.01   $1.10   $1.06   $1.04   $1.03   $1.00   $1.00
Accumulation unit value at end of period                $1.14   $1.01   $1.10   $1.06   $1.04   $1.03   $1.00
Number of accumulation units outstanding at end of
  period (000 omitted)                                     28      28      44      44      28      28      28
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.44   $2.46   $2.32   $1.97   $1.76   $1.51   $1.00
Accumulation unit value at end of period                $1.81   $1.44   $2.46   $2.32   $1.97   $1.76   $1.51
Number of accumulation units outstanding at end of
  period (000 omitted)                                      1       1      11      11      10       9       1
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (03/17/2006)
Accumulation unit value at beginning of period          $0.62   $1.09   $1.08   $1.00      --      --      --
Accumulation unit value at end of period                $0.76   $0.62   $1.09   $1.08      --      --      --
Number of accumulation units outstanding at end of
  period (000 omitted)                                      3       3       3       3      --      --      --
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $1.07   $1.73   $1.67   $1.48   $1.44   $1.33   $1.00
Accumulation unit value at end of period                $1.33   $1.07   $1.73   $1.67   $1.48   $1.44   $1.33
Number of accumulation units outstanding at end of
  period (000 omitted)                                     56      60      66      89      90      80      29
-------------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.99   $1.04   $1.00   $0.98   $0.98   $0.99   $1.00
Accumulation unit value at end of period                $1.03   $0.99   $1.04   $1.00   $0.98   $0.98   $0.99
Number of accumulation units outstanding at end of
  period (000 omitted)                                    150     150     100     101     101      85      --
-------------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (03/17/2003)
Accumulation unit value at beginning of period          $0.86   $1.57   $1.55   $1.42   $1.33   $1.24   $1.00
Accumulation unit value at end of period                $1.16   $0.86   $1.57   $1.55   $1.42   $1.33   $1.24
Number of accumulation units outstanding at end of
  period (000 omitted)                                     --      --      --      --      --      --      --
-------------------------------------------------------------------------------------------------------------




 80    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
INVESCO V.I. BASIC VALUE FUND, SERIES II SHARES
(11/15/2004)
(PREVIOUSLY AIM V.I. BASIC VALUE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.56   $1.18   $1.19   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $0.81   $0.56   $1.18   $1.19   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1       1       1       6       6       1
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.59   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                     $0.70   $0.59   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.73   $1.40   $1.29   $1.13   $1.05   $1.00
Accumulation unit value at end of period                     $1.01   $0.73   $1.40   $1.29   $1.13   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.72   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $0.90   $0.72   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.61   $1.04   $1.00      --      --      --
Accumulation unit value at end of period                     $0.81   $0.61   $1.04      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                691     220      82      --      --      --
----------------------------------------------------------------------------------------------------------
INVESCO V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES (11/15/2004)
(PREVIOUSLY AIM V.I. MID CAP CORE EQUITY FUND, SERIES II SHARES)
Accumulation unit value at beginning of period               $0.89   $1.27   $1.18   $1.08   $1.02   $1.00
Accumulation unit value at end of period                     $1.13   $0.89   $1.27   $1.18   $1.08   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --       2       2      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS BALANCED WEALTH STRATEGY PORTFOLIO (CLASS B) (09/26/2008)
Accumulation unit value at beginning of period               $0.82   $1.00      --      --      --      --
Accumulation unit value at end of period                     $1.00   $0.82      --      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (05/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period               $0.59   $1.15   $1.00      --      --      --
Accumulation unit value at end of period                     $0.90   $0.59   $1.15      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period               $0.73   $1.26   $1.22   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $0.87   $0.73   $1.26   $1.22   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (11/15/2004)
Accumulation unit value at beginning of period               $0.76   $1.67   $1.60   $1.21   $1.05   $1.00
Accumulation unit value at end of period                     $1.01   $0.76   $1.67   $1.60   $1.21   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                269     262     105      43      28       1
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INFLATION PROTECTION, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $1.05   $1.08   $1.01   $1.01   $1.01   $1.00
Accumulation unit value at end of period                     $1.14   $1.05   $1.08   $1.01   $1.01   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 43      37      54      84      50       3
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP INTERNATIONAL, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.91   $1.67   $1.44   $1.18   $1.06   $1.00
Accumulation unit value at end of period                     $1.19   $0.91   $1.67   $1.44   $1.18   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    81

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (05/01/2007)
Accumulation unit value at beginning of period               $0.67   $0.90   $1.00      --      --      --
Accumulation unit value at end of period                     $0.85   $0.67   $0.90      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.67   $1.16   $0.98   $1.03   $1.03   $1.00
Accumulation unit value at end of period                     $0.88   $0.67   $1.16   $0.98   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 53      53      49      99      36      --
----------------------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (11/15/2004)
Accumulation unit value at beginning of period               $0.83   $1.16   $1.24   $1.07   $1.04   $1.00
Accumulation unit value at end of period                     $0.98   $0.83   $1.16   $1.24   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      27      27      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (04/28/2006)
Accumulation unit value at beginning of period               $0.79   $1.07   $1.07   $1.00      --      --
Accumulation unit value at end of period                     $1.11   $0.79   $1.07   $1.07      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      11      12      39      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (05/01/2007)
Accumulation unit value at beginning of period               $0.67   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                     $0.83   $0.67   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                869     443     185      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (05/01/2007)
Accumulation unit value at beginning of period               $0.57   $1.13   $1.00      --      --      --
Accumulation unit value at end of period                     $0.78   $0.57   $1.13      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (11/15/2004)
Accumulation unit value at beginning of period               $0.87   $1.23   $1.28   $1.09   $1.06   $1.00
Accumulation unit value at end of period                     $1.07   $0.87   $1.23   $1.28   $1.09   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                489     265     137      --      --      --
----------------------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (05/01/2007)
Accumulation unit value at beginning of period               $0.72   $1.10   $1.00      --      --      --
Accumulation unit value at end of period                     $0.84   $0.72   $1.10      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS MIDCAP STOCK PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.69   $1.18   $1.18   $1.11   $1.04   $1.00
Accumulation unit value at end of period                     $0.92   $0.69   $1.18   $1.18   $1.11   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS INVESTMENT PORTFOLIOS TECHNOLOGY GROWTH PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.69   $1.20   $1.07   $1.04   $1.02   $1.00
Accumulation unit value at end of period                     $1.07   $0.69   $1.20   $1.07   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 10      12      11      20       8      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND APPRECIATION PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.87   $1.25   $1.19   $1.04   $1.02   $1.00
Accumulation unit value at end of period                     $1.04   $0.87   $1.25   $1.19   $1.04   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.62   $1.09   $1.00      --      --      --
Accumulation unit value at end of period                     $0.76   $0.62   $1.09      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --       6       6      --      --      --
----------------------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.87   $1.41   $1.38   $1.15   $1.05   $1.00
Accumulation unit value at end of period                     $1.12   $0.87   $1.41   $1.38   $1.15   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------


 82    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (05/01/2007)
Accumulation unit value at beginning of period               $0.70   $0.98   $1.00      --      --      --
Accumulation unit value at end of period                     $1.00   $0.70   $0.98      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                336     161     111      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.84   $1.50   $1.30   $1.18   $1.03   $1.00
Accumulation unit value at end of period                     $1.12   $0.84   $1.50   $1.30   $1.18   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                215     429     291     197     105      43
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP GROWTH PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.71   $1.38   $1.11   $1.06   $1.02   $1.00
Accumulation unit value at end of period                     $0.90   $0.71   $1.38   $1.11   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.00   $1.05   $1.03   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.14   $1.00   $1.05   $1.03   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                470     281     264      87      52       3
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.91   $1.53   $1.35   $1.22   $1.05   $1.00
Accumulation unit value at end of period                     $1.25   $0.91   $1.53   $1.35   $1.22   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                181     189      73      27      12      --
----------------------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.90   $1.63   $1.42   $1.23   $1.05   $1.00
Accumulation unit value at end of period                     $1.12   $0.90   $1.63   $1.42   $1.23   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --       6       3      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.84   $1.22   $1.20   $1.03   $1.03   $1.00
Accumulation unit value at end of period                     $1.13   $0.84   $1.22   $1.20   $1.03   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN RISING DIVIDENDS SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.82   $1.15   $1.20   $1.04   $1.03   $1.00
Accumulation unit value at end of period                     $0.95   $0.82   $1.15   $1.20   $1.04   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.70   $1.23   $1.13   $1.06   $1.02   $1.00
Accumulation unit value at end of period                     $0.98   $0.70   $1.23   $1.13   $1.06   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
FTVIPT MUTUAL SHARES SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.83   $1.34   $1.32   $1.13   $1.04   $1.00
Accumulation unit value at end of period                     $1.03   $0.83   $1.34   $1.32   $1.13   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      33      33      56      33      33
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $1.26   $1.20   $1.10   $1.00   $1.05   $1.00
Accumulation unit value at end of period                     $1.47   $1.26   $1.20   $1.10   $1.00   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                342     213     198      62      19       1
----------------------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (11/15/2004)
Accumulation unit value at beginning of period               $0.76   $1.34   $1.34   $1.11   $1.04   $1.00
Accumulation unit value at end of period                     $0.98   $0.76   $1.34   $1.34   $1.11   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.83   $1.34   $1.32   $1.16   $1.04   $1.00
Accumulation unit value at end of period                     $1.09   $0.83   $1.34   $1.32   $1.16   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                173     183     138      44      18      --
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    83

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.58   $0.94   $1.00      --      --      --
Accumulation unit value at end of period                     $0.69   $0.58   $0.94      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.62   $1.05   $1.00      --      --      --
Accumulation unit value at end of period                     $0.83   $0.62   $1.05      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                743     458     213      --      --      --
----------------------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (05/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period               $0.60   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $0.84   $0.60   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.76   $1.22   $1.12   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $1.03   $0.76   $1.22   $1.12   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) NEW DISCOVERY SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.71   $1.20   $1.19   $1.07   $1.04   $1.00
Accumulation unit value at end of period                     $1.14   $0.71   $1.20   $1.19   $1.07   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $0.88   $1.16   $1.13   $1.03   $1.02   $1.00
Accumulation unit value at end of period                     $1.02   $0.88   $1.16   $1.13   $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (11/15/2004)
Accumulation unit value at beginning of period               $1.20   $1.96   $1.56   $1.21   $1.06   $1.00
Accumulation unit value at end of period                     $1.57   $1.20   $1.96   $1.56   $1.21   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.66   $1.24   $1.11   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $0.94   $0.66   $1.24   $1.11   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 34      81      75      75      63      35
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.85   $1.44   $1.38   $1.20   $1.07   $1.00
Accumulation unit value at end of period                     $1.16   $0.85   $1.44   $1.38   $1.20   $1.07
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.75   $1.23   $1.27   $1.13   $1.04   $1.00
Accumulation unit value at end of period                     $1.01   $0.75   $1.23   $1.27   $1.13   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (11/15/2004)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period               $0.98   $1.17   $1.08   $1.03   $1.02   $1.00
Accumulation unit value at end of period                     $1.14   $0.98   $1.17   $1.08   $1.03   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                685     408     319     107      61      27
----------------------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (05/01/2007)
Accumulation unit value at beginning of period               $0.85   $1.03   $1.00      --      --      --
Accumulation unit value at end of period                     $1.02   $0.85   $1.03      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                388     372     237      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT GLOBAL HEALTH CARE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.93   $1.14   $1.17   $1.15   $1.04   $1.00
Accumulation unit value at end of period                     $1.15   $0.93   $1.14   $1.17   $1.15   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------


 84    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
PUTNAM VT INTERNATIONAL EQUITY FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.86   $1.56   $1.46   $1.16   $1.05   $1.00
Accumulation unit value at end of period                     $1.05   $0.86   $1.56   $1.46   $1.16   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.65   $1.10   $1.28   $1.11   $1.05   $1.00
Accumulation unit value at end of period                     $0.85   $0.65   $1.10   $1.28   $1.11   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      14      --      --
----------------------------------------------------------------------------------------------------------
PUTNAM VT VISTA FUND - CLASS IB SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.66   $1.23   $1.21   $1.17   $1.06   $1.00
Accumulation unit value at end of period                     $0.90   $0.66   $1.23   $1.21   $1.17   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (05/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period               $0.60   $0.99   $1.00      --      --      --
Accumulation unit value at end of period                     $0.77   $0.60   $0.99      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                900     388     173      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SELECT VALUE FUND)
Accumulation unit value at beginning of period               $0.76   $1.22   $1.17   $1.03   $1.04   $1.00
Accumulation unit value at end of period                     $1.02   $0.76   $1.22   $1.17   $1.03   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (11/15/2004)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period               $0.81   $1.21   $1.29   $1.09   $1.05   $1.00
Accumulation unit value at end of period                     $1.09   $0.81   $1.21   $1.29   $1.09   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 33      35      35      37      29      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.07   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.06   $1.07   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                209       6       3       6       4       1
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.99   $1.07   $1.04   $1.01   $1.00   $1.00
Accumulation unit value at end of period                     $1.11   $0.99   $1.07   $1.04   $1.01   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                946     569     475      98      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.86   $1.46   $1.38   $1.17   $1.05   $1.00
Accumulation unit value at end of period                     $1.07   $0.86   $1.46   $1.38   $1.17   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                790     522     227     110      51      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.70   $1.23   $1.22   $1.07   $1.03   $1.00
Accumulation unit value at end of period                     $0.85   $0.70   $1.23   $1.22   $1.07   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  1       1       1      15      15       2
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3) (05/01/2006)
Accumulation unit value at beginning of period               $1.07   $1.09   $1.02   $1.00      --      --
Accumulation unit value at end of period                     $1.12   $1.07   $1.09   $1.02      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                674     211     180      57      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.83   $1.13   $1.12   $1.03   $1.01   $1.00
Accumulation unit value at end of period                     $1.25   $0.83   $1.13   $1.12   $1.03   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                  9      10      11      18       9       1
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.87   $1.09   $1.08   $1.02   $1.01   $1.00
Accumulation unit value at end of period                     $1.22   $0.87   $1.09   $1.08   $1.02   $1.01
Number of accumulation units outstanding at end of period
  (000 omitted)                                                484     214     139      26      --      --
----------------------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    85

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.67   $1.24   $1.11   $1.12   $1.04   $1.00
Accumulation unit value at end of period                     $1.08   $0.67   $1.24   $1.11   $1.12   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (05/01/2007)
Accumulation unit value at beginning of period               $0.54   $1.00   $1.00      --      --      --
Accumulation unit value at end of period                     $0.74   $0.54   $1.00      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.76   $1.23   $1.19   $1.05   $1.02   $1.00
Accumulation unit value at end of period                     $0.94   $0.76   $1.23   $1.19   $1.05   $1.02
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.01   $1.06   $1.02   $1.00   $1.00   $1.00
Accumulation unit value at end of period                     $1.05   $1.01   $1.06   $1.02   $1.00   $1.00
Number of accumulation units outstanding at end of period
  (000 omitted)                                                139      19      16       8      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.67   $1.22   $1.21   $1.10   $1.03   $1.00
Accumulation unit value at end of period                     $0.90   $0.67   $1.22   $1.21   $1.10   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - LARGER-CAP VALUE FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.72   $1.21   $1.24   $1.06   $1.03   $1.00
Accumulation unit value at end of period                     $0.90   $0.72   $1.21   $1.24   $1.06   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $1.16   $2.54   $1.87   $1.42   $1.08   $1.00
Accumulation unit value at end of period                     $1.98   $1.16   $2.54   $1.87   $1.42   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                109     125      48      27      15      --
----------------------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (11/15/2004)
Accumulation unit value at beginning of period               $0.94   $1.60   $1.45   $1.18   $1.06   $1.00
Accumulation unit value at end of period                     $1.18   $0.94   $1.60   $1.45   $1.18   $1.06
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.73   $1.16   $1.20   $1.05   $1.03   $1.00
Accumulation unit value at end of period                     $0.92   $0.73   $1.16   $1.20   $1.05   $1.03
Number of accumulation units outstanding at end of period
  (000 omitted)                                                346     337     201     143      72       1
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.46   $0.85   $1.00      --      --      --
Accumulation unit value at end of period                     $0.64   $0.46   $0.85      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                154     161      45      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (05/01/2007)
Accumulation unit value at beginning of period               $0.59   $1.12   $1.00      --      --      --
Accumulation unit value at end of period                     $0.91   $0.59   $1.12      --      --      --
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --      --      --      --
----------------------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF U.S. REAL ESTATE PORTFOLIO, CLASS II SHARES (11/15/2004)
Accumulation unit value at beginning of period               $0.81   $1.33   $1.64   $1.21   $1.05   $1.00
Accumulation unit value at end of period                     $1.02   $0.81   $1.33   $1.64   $1.21   $1.05
Number of accumulation units outstanding at end of period
  (000 omitted)                                                 --      --      --       4       4       1
----------------------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (11/15/2004)
Accumulation unit value at beginning of period               $1.07   $2.00   $1.75   $1.30   $1.08   $1.00
Accumulation unit value at end of period                     $1.57   $1.07   $2.00   $1.75   $1.30   $1.08
Number of accumulation units outstanding at end of period
  (000 omitted)                                                156     176      67      37      22      --
----------------------------------------------------------------------------------------------------------


 86    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.70% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                           2009    2008    2007    2006    2005    2004
----------------------------------------------------------------------------------------------------------
WANGER USA (11/15/2004)
Accumulation unit value at beginning of period               $0.74   $1.25   $1.21   $1.14   $1.04   $1.00
Accumulation unit value at end of period                     $1.04   $0.74   $1.25   $1.21   $1.14   $1.04
Number of accumulation units outstanding at end of period
  (000 omitted)                                                170     121      60      25      17      --
----------------------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    87

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.50   $0.96   $1.00
Accumulation unit value at end of period                                  $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.71   $1.02   $1.00
Accumulation unit value at end of period                                  $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (05/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $0.51   $0.99   $1.00
Accumulation unit value at end of period                                  $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.97   $1.00
Accumulation unit value at end of period                                  $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.43   $0.94   $1.00
Accumulation unit value at end of period                                  $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $0.91   $1.00
Accumulation unit value at end of period                                  $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)       2       1      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $1.04   $1.00
Accumulation unit value at end of period                                  $0.79   $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.65   $0.90   $1.00
Accumulation unit value at end of period                                  $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.73   $0.99   $1.00
Accumulation unit value at end of period                                  $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $1.01   $1.00
Accumulation unit value at end of period                                  $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------


 88    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $1.01   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.95   $1.00
Accumulation unit value at end of period                                  $0.83   $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $1.05   $1.00
Accumulation unit value at end of period                                  $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $1.02   $1.00
Accumulation unit value at end of period                                  $0.71   $0.58   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $0.97   $1.00
Accumulation unit value at end of period                                  $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                            $0.71   $0.99   $1.00
Accumulation unit value at end of period                                  $1.01   $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $1.00   $1.00
Accumulation unit value at end of period                                  $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)       2       1      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.97   $1.00
Accumulation unit value at end of period                                  $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $1.00   $1.00
Accumulation unit value at end of period                                  $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.98   $1.00
Accumulation unit value at end of period                                  $0.90   $0.67   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.01   $1.00
Accumulation unit value at end of period                                  $1.23   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    89

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $0.96   $1.00
Accumulation unit value at end of period                                  $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.99   $1.00
Accumulation unit value at end of period                                  $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                            $0.57   $0.99   $1.00
Accumulation unit value at end of period                                  $0.81   $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.75   $0.98   $1.00
Accumulation unit value at end of period                                  $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.64   $1.04   $1.00
Accumulation unit value at end of period                                  $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.97   $1.00
Accumulation unit value at end of period                                  $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)       3      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.95   $1.00
Accumulation unit value at end of period                                  $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.94   $1.00
Accumulation unit value at end of period                                  $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)       2      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $0.86   $1.02   $1.00
Accumulation unit value at end of period                                  $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.83   $1.01   $1.00
Accumulation unit value at end of period                                  $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)       2      --      --
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.98   $1.00
Accumulation unit value at end of period                                  $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


 90    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.95   $1.00
Accumulation unit value at end of period                                  $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO -  SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $0.62   $0.93   $1.00
Accumulation unit value at end of period                                  $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)       2      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $1.01   $1.00   $1.00
Accumulation unit value at end of period                                  $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)     160      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.93   $1.01   $1.00
Accumulation unit value at end of period                                  $1.05   $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.96   $1.00
Accumulation unit value at end of period                                  $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.54   $0.95   $1.00
Accumulation unit value at end of period                                  $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $1.02   $1.03   $1.00
Accumulation unit value at end of period                                  $1.07   $1.02   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.72   $0.98   $1.00
Accumulation unit value at end of period                                  $1.09   $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.79   $0.99   $1.00
Accumulation unit value at end of period                                  $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.96   $1.00
Accumulation unit value at end of period                                  $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.96   $1.00
Accumulation unit value at end of period                                  $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)       2      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    91

VARIABLE ACCOUNT CHARGES OF 1.80% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $1.05   $1.00
Accumulation unit value at end of period                                  $0.82   $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $1.00   $1.00
Accumulation unit value at end of period                                  $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.94   $1.00
Accumulation unit value at end of period                                  $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)       3       1      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $0.88   $1.00
Accumulation unit value at end of period                                  $0.67   $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.99   $1.00
Accumulation unit value at end of period                                  $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.97   $1.00
Accumulation unit value at end of period                                  $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --       1      --
-----------------------------------------------------------------------------------------------




 92    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.50   $0.96   $1.00
Accumulation unit value at end of period                                  $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.71   $1.02   $1.00
Accumulation unit value at end of period                                  $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      66      13       2
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $0.51   $0.99   $1.00
Accumulation unit value at end of period                                  $0.77   $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.97   $1.00
Accumulation unit value at end of period                                  $0.67   $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.43   $0.94   $1.00
Accumulation unit value at end of period                                  $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      38      22       5
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $0.91   $1.00
Accumulation unit value at end of period                                  $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $1.04   $1.00
Accumulation unit value at end of period                                  $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.65   $0.90   $1.00
Accumulation unit value at end of period                                  $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.73   $0.99   $1.00
Accumulation unit value at end of period                                  $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $1.01   $1.00
Accumulation unit value at end of period                                  $0.74   $0.60   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      86      27       6
-----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    93

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $1.01   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.95   $1.00
Accumulation unit value at end of period                                  $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      58      18       5
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $1.05   $1.00
Accumulation unit value at end of period                                  $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $1.02   $1.00
Accumulation unit value at end of period                                  $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $0.97   $1.00
Accumulation unit value at end of period                                  $0.77   $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                            $0.71   $0.99   $1.00
Accumulation unit value at end of period                                  $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      27       8       3
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $1.00   $1.00
Accumulation unit value at end of period                                  $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      18      25       7
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.09   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      35      11       7
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.97   $1.00
Accumulation unit value at end of period                                  $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      24      13       3
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $1.00   $1.00
Accumulation unit value at end of period                                  $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.97   $1.00
Accumulation unit value at end of period                                  $0.90   $0.67   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.01   $1.00
Accumulation unit value at end of period                                  $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      31      11       5
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.71   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


 94    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $0.96   $1.00
Accumulation unit value at end of period                                  $0.78   $0.60   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      18      10       3
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.99   $1.00
Accumulation unit value at end of period                                  $0.78   $0.59   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      70      26       7
-----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                            $0.57   $0.99   $1.00
Accumulation unit value at end of period                                  $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.75   $0.98   $1.00
Accumulation unit value at end of period                                  $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.64   $1.04   $1.00
Accumulation unit value at end of period                                  $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.97   $1.00
Accumulation unit value at end of period                                  $0.73   $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.95   $1.00
Accumulation unit value at end of period                                  $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.94   $1.00
Accumulation unit value at end of period                                  $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $0.86   $1.02   $1.00
Accumulation unit value at end of period                                  $1.00   $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      63      19       7
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.83   $1.01   $1.00
Accumulation unit value at end of period                                  $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      35      20       7
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.98   $1.00
Accumulation unit value at end of period                                  $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      82      21       5
-----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    95

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.95   $1.00
Accumulation unit value at end of period                                  $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $0.62   $0.93   $1.00
Accumulation unit value at end of period                                  $0.84   $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $1.01   $1.00   $1.00
Accumulation unit value at end of period                                  $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      13       5       7
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.93   $1.01   $1.00
Accumulation unit value at end of period                                  $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      78      26      14
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.96   $1.00
Accumulation unit value at end of period                                  $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      97      40       8
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.54   $0.95   $1.00
Accumulation unit value at end of period                                  $0.66   $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $1.02   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.02   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      59      11       6
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.72   $0.98   $1.00
Accumulation unit value at end of period                                  $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.79   $0.99   $1.00
Accumulation unit value at end of period                                  $1.10   $0.79   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      48      11       2
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.96   $1.00
Accumulation unit value at end of period                                  $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.96   $1.00
Accumulation unit value at end of period                                  $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)       8       2       3
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


 96    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 1.90% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $1.05   $1.00
Accumulation unit value at end of period                                  $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      21      14       2
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $1.00   $1.00
Accumulation unit value at end of period                                  $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.94   $1.00
Accumulation unit value at end of period                                  $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      29      17       4
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $0.88   $1.00
Accumulation unit value at end of period                                  $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)      13       9       1
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.99   $1.00
Accumulation unit value at end of period                                  $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.97   $1.00
Accumulation unit value at end of period                                  $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      24      14       3
-----------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      18       8       2
-----------------------------------------------------------------------------------------------




                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    97

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE
ACCOUNT.


YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL APPRECIATION FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.65   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. CAPITAL DEVELOPMENT FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.50   $0.96   $1.00
Accumulation unit value at end of period                                  $0.69   $0.50   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. GLOBAL HEALTH CARE FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.71   $1.02   $1.00
Accumulation unit value at end of period                                  $0.89   $0.71   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
INVESCO V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES (10/01/2007)
(PREVIOUSLY AIM V.I. INTERNATIONAL GROWTH FUND, SERIES II SHARES)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.75   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GLOBAL THEMATIC GROWTH PORTFOLIO (CLASS B) (10/01/2007)
(PREVIOUSLY ALLIANCEBERNSTEIN VPS GLOBAL TECHNOLOGY PORTFOLIO (CLASS B))
Accumulation unit value at beginning of period                            $0.51   $0.99   $1.00
Accumulation unit value at end of period                                  $0.76   $0.51   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS GROWTH AND INCOME PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.97   $1.00
Accumulation unit value at end of period                                  $0.66   $0.56   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS INTERNATIONAL VALUE PORTFOLIO (CLASS B) (10/01/2007)
Accumulation unit value at beginning of period                            $0.43   $0.94   $1.00
Accumulation unit value at end of period                                  $0.57   $0.43   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP MID CAP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $0.91   $1.00
Accumulation unit value at end of period                                  $0.86   $0.68   $0.91
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP ULTRA(R), CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $1.04   $1.00
Accumulation unit value at end of period                                  $0.78   $0.59   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
AMERICAN CENTURY VP VALUE, CLASS II (10/01/2007)
Accumulation unit value at beginning of period                            $0.65   $0.90   $1.00
Accumulation unit value at end of period                                  $0.76   $0.65   $0.90
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA HIGH YIELD FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.73   $0.99   $1.00
Accumulation unit value at end of period                                  $1.03   $0.73   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO GROWTH FUND, VARIABLE SERIES, CLASS A (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $1.00   $1.00
Accumulation unit value at end of period                                  $0.74   $0.60   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


 98    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
COLUMBIA MARSICO INTERNATIONAL OPPORTUNITIES FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $1.01   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
COLUMBIA SMALL CAP VALUE FUND, VARIABLE SERIES, CLASS B (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.95   $1.00
Accumulation unit value at end of period                                  $0.82   $0.67   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
CREDIT SUISSE TRUST - COMMODITY RETURN STRATEGY PORTFOLIO (10/01/2007)
Accumulation unit value at beginning of period                            $0.68   $1.05   $1.00
Accumulation unit value at end of period                                  $0.80   $0.68   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL EQUITY PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $1.02   $1.00
Accumulation unit value at end of period                                  $0.70   $0.57   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
DREYFUS VARIABLE INVESTMENT FUND INTERNATIONAL VALUE PORTFOLIO, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.60   $0.97   $1.00
Accumulation unit value at end of period                                  $0.76   $0.60   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
EATON VANCE VT FLOATING-RATE INCOME FUND (10/01/2007)
Accumulation unit value at beginning of period                            $0.71   $0.99   $1.00
Accumulation unit value at end of period                                  $1.00   $0.71   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $1.00   $1.00
Accumulation unit value at end of period                                  $0.75   $0.56   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP INVESTMENT GRADE BOND PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.08   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP MID CAP PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.97   $1.00
Accumulation unit value at end of period                                  $0.79   $0.58   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FIDELITY(R) VIP OVERSEAS PORTFOLIO SERVICE CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $1.00   $1.00
Accumulation unit value at end of period                                  $0.68   $0.55   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT FRANKLIN INCOME SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.67   $0.97   $1.00
Accumulation unit value at end of period                                  $0.89   $0.67   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GLOBAL BOND SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $1.05   $1.01   $1.00
Accumulation unit value at end of period                                  $1.22   $1.05   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
FTVIPT TEMPLETON GROWTH SECURITIES FUND - CLASS 2 (10/01/2007)
Accumulation unit value at beginning of period                            $0.55   $0.97   $1.00
Accumulation unit value at end of period                                  $0.70   $0.55   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


                       RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    99

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT MID CAP VALUE FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.96   $1.00
Accumulation unit value at end of period                                  $0.78   $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
GOLDMAN SACHS VIT STRUCTURED U.S. EQUITY FUND - INSTITUTIONAL SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.58   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
JANUS ASPEN SERIES JANUS PORTFOLIO: SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $0.99   $1.00
Accumulation unit value at end of period                                  $0.78   $0.58   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
LEGG MASON CLEARBRIDGE VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I (10/01/2007)
(PREVIOUSLY LEGG MASON PARTNERS VARIABLE SMALL CAP GROWTH PORTFOLIO, CLASS I)
Accumulation unit value at beginning of period                            $0.57   $0.99   $1.00
Accumulation unit value at end of period                                  $0.80   $0.57   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) TOTAL RETURN SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.75   $0.98   $1.00
Accumulation unit value at end of period                                  $0.86   $0.75   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
MFS(R) UTILITIES SERIES - SERVICE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.64   $1.04   $1.00
Accumulation unit value at end of period                                  $0.83   $0.64   $1.04
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER CAPITAL APPRECIATION FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $0.97   $1.00
Accumulation unit value at end of period                                  $0.73   $0.51   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL SECURITIES FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.95   $1.00
Accumulation unit value at end of period                                  $0.76   $0.56   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET SMALL CAP FUND/VA, SERVICE SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.94   $1.00
Accumulation unit value at end of period                                  $0.77   $0.57   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
OPPENHEIMER GLOBAL STRATEGIC INCOME FUND/VA, SERVICE SHARES (10/01/2007)
(PREVIOUSLY OPPENHEIMER STRATEGIC BOND FUND/VA, SERVICE SHARES)
Accumulation unit value at beginning of period                            $0.86   $1.02   $1.00
Accumulation unit value at end of period                                  $0.99   $0.86   $1.02
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
PIMCO VIT ALL ASSET PORTFOLIO, ADVISOR SHARE CLASS (10/01/2007)
Accumulation unit value at beginning of period                            $0.83   $1.01   $1.00
Accumulation unit value at end of period                                  $0.99   $0.83   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - DAVIS NEW YORK VENTURE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - FUNDAMENTAL VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.98   $1.00
Accumulation unit value at end of period                                  $0.76   $0.59   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


 100    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - GOLDMAN SACHS MID CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SELECT VALUE FUND)
Accumulation unit value at beginning of period                            $0.59   $0.95   $1.00
Accumulation unit value at end of period                                  $0.79   $0.59   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST VARIABLE PORTFOLIO - PARTNERS SMALL CAP VALUE FUND (CLASS 3) (10/01/2007)
(PREVIOUSLY RVST RIVERSOURCE PARTNERS VARIABLE PORTFOLIO - SMALL CAP VALUE FUND)
Accumulation unit value at beginning of period                            $0.62   $0.93   $1.00
Accumulation unit value at end of period                                  $0.83   $0.62   $0.93
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - CASH MANAGEMENT FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $1.01   $1.00   $1.00
Accumulation unit value at end of period                                  $0.99   $1.01   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.93   $1.01   $1.00
Accumulation unit value at end of period                                  $1.04   $0.93   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DIVERSIFIED EQUITY INCOME FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.56   $0.96   $1.00
Accumulation unit value at end of period                                  $0.70   $0.56   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - DYNAMIC EQUITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.54   $0.95   $1.00
Accumulation unit value at end of period                                  $0.65   $0.54   $0.95
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - GLOBAL INFLATION PROTECTED SECURITIES FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $1.01   $1.03   $1.00
Accumulation unit value at end of period                                  $1.06   $1.01   $1.03
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - HIGH YIELD BOND FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.72   $0.98   $1.00
Accumulation unit value at end of period                                  $1.08   $0.72   $0.98
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - INCOME OPPORTUNITIES FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.78   $0.99   $1.00
Accumulation unit value at end of period                                  $1.10   $0.78   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - MID CAP VALUE FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.96   $1.00
Accumulation unit value at end of period                                  $0.72   $0.52   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - S&P 500 INDEX FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.96   $1.00
Accumulation unit value at end of period                                  $0.73   $0.59   $0.96
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST RIVERSOURCE VARIABLE PORTFOLIO - SHORT DURATION U.S. GOVERNMENT FUND (CLASS 3)
(10/01/2007)
Accumulation unit value at beginning of period                            $0.96   $1.01   $1.00
Accumulation unit value at end of period                                  $1.00   $0.96   $1.01
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST SELIGMAN VARIABLE PORTFOLIO - GROWTH FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.51   $0.94   $1.00
Accumulation unit value at end of period                                  $0.69   $0.51   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    101

VARIABLE ACCOUNT CHARGES OF 2.00% OF THE DAILY NET ASSETS OF THE VARIABLE ACCOUNT. (CONTINUED)

YEAR ENDED DEC. 31,                                                        2009    2008    2007
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - EMERGING MARKETS FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $1.05   $1.00
Accumulation unit value at end of period                                  $0.81   $0.48   $1.05
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
RVST THREADNEEDLE VARIABLE PORTFOLIO - INTERNATIONAL OPPORTUNITY FUND (CLASS 3) (10/01/2007)
Accumulation unit value at beginning of period                            $0.58   $1.00   $1.00
Accumulation unit value at end of period                                  $0.73   $0.58   $1.00
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN LIFE INVESTMENT TRUST COMSTOCK PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.59   $0.94   $1.00
Accumulation unit value at end of period                                  $0.74   $0.59   $0.94
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF GLOBAL REAL ESTATE PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.48   $0.88   $1.00
Accumulation unit value at end of period                                  $0.66   $0.48   $0.88
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
VAN KAMPEN'S UIF MID CAP GROWTH PORTFOLIO, CLASS II SHARES (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.99   $1.00
Accumulation unit value at end of period                                  $0.80   $0.52   $0.99
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER INTERNATIONAL (10/01/2007)
Accumulation unit value at beginning of period                            $0.52   $0.97   $1.00
Accumulation unit value at end of period                                  $0.76   $0.52   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------
WANGER USA (10/01/2007)
Accumulation unit value at beginning of period                            $0.57   $0.97   $1.00
Accumulation unit value at end of period                                  $0.80   $0.57   $0.97
Number of accumulation units outstanding at end of period (000 omitted)      --      --      --
-----------------------------------------------------------------------------------------------




 102    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS

RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying individual statements of assets and liabilities of the divisions of RiverSource of New York Variable Annuity Account 2 (the Account) sponsored by RiverSource Life Insurance Co. of New York, referred to in
Note 1, as of December 31, 2009, and the related statements of operations and changes in net assets for the periods disclosed in the financial statements. These financial statements are the responsibility of the management of RiverSource Life Insurance Co. of New York. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform audits of the Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009 by correspondence with the affiliated and unaffiliated mutual fund managers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual financial position of the divisions of RiverSource of New York Variable Annuity Account 2, referred to in Note 1, at December 31, 2009, and the individual results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

                                        (-s- ERNST & YOUNG LLP)

Minneapolis, Minnesota

April 23, 2010


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    103

STATEMENTS OF ASSETS AND LIABILITIES

                                              INVESCO VI    INVESCO VI   INVESCO VI      INVESCO VI         INVESCO VI
                                              BASIC VAL,     CAP APPR,    CAP DEV,        CORE EQ,           CORE EQ,
DEC. 31, 2009                                   SER II        SER II       SER II           SER I             SER II
 ASSETS
Investments, at fair value(1),(2)             $  738,538       $1,111      $135,889       $465,064             $9,823
Dividends receivable                                  --           --            --             --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --           --            --             --                 --
Receivable for share redemptions                     825            1           144            552                  9
-------------------------------------------------------------------------------------------------------------------------
Total assets                                     739,363        1,112       136,033        465,616              9,832
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   731            1           128            494                  8
    Administrative charge                             94           --            17             59                  1
    Contract terminations                             --           --            --             --                 --
Payable for investments purchased                     --           --            --             --                 --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    825            1           145            553                  9
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            738,258           --       135,092        465,063              9,132
Net assets applicable to seed money                  280        1,111           796             --                691
-------------------------------------------------------------------------------------------------------------------------
Total net assets                              $  738,538       $1,111      $135,888       $465,063             $9,823
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                            124,124           56        12,365         18,662                397
(2) Investments, at cost                      $1,016,906       $1,568      $155,974       $468,083             $9,717
-------------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI    INVESCO VI   INVESCO VI      INVESCO VI         AB VPS BAL
                                             GLOBAL HLTH,    INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
DEC. 31, 2009 (CONTINUED)                       SER II         SER I       SER II          SER II              CL B
 ASSETS
Investments, at fair value(1),(2)                $10,706      $50,807    $3,573,825        $84,672           $295,182
Dividends receivable                                  --           --            --             --                 --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments                --           --            --             --                 --
Receivable for share redemptions                      10           60         4,091             96                318
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      10,716       50,867     3,577,916         84,768            295,500
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     8           54         3,638             85                282
    Administrative charge                              1            6           453             11                 37
    Contract terminations                             --           --            --             --                 --
Payable for investments purchased                     --           --            --             --                 --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                      9           60         4,091             96                319
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              9,766       50,807     3,573,603         84,233            294,775
Net assets applicable to seed money                  941           --           222            439                406
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $10,707      $50,807    $3,573,825        $84,672           $295,181
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                686        1,953       139,439          7,818             27,900
(2) Investments, at cost                         $ 8,582      $42,026    $3,471,886        $94,770           $286,825
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 104    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                     AB VPS         AB VPS        AB VPS         AB VPS        AC VP
                                                GLOBAL THEMATIC   GRO & INC,     INTL VAL,    LG CAP GRO,   INC & GRO,
DEC. 31, 2009 (CONTINUED)                          GRO, CL B         CL B          CL B           CL B         CL I
 ASSETS
Investments, at fair value(1),(2)                    $152,810     $  909,947    $2,848,316       $218,678     $63,293
Dividends receivable                                       --             --            --             --          --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        --             --            91             --          --
Receivable for share redemptions                          162          1,113         3,239            272          75
----------------------------------------------------------------------------------------------------------------------
Total assets                                          152,972        911,060     2,851,646        218,950      63,368
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        142            997         2,880            244          67
    Administrative charge                                  19            116           359             28           8
    Contract terminations                                  --             --            --             --          --
Payable for investments purchased                          --             --            91             --          --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                         161          1,113         3,330            272          75
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 151,967        909,066     2,848,202        218,444      63,293
Net assets applicable to seed money                       844            881           114            234          --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                     $152,811     $  909,947    $2,848,316       $218,678     $63,293
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                   9,352         60,341       195,895          8,846      11,765
(2) Investments, at cost                             $133,752     $1,263,177    $3,457,873       $185,054     $72,220
----------------------------------------------------------------------------------------------------------------------


                                                     AC VP           AC VP         AC VP         AC VP         AC VP
                                                INFLATION PROT,      INTL,     MID CAP VAL,      ULTRA,        VAL,
DEC. 31, 2009 (CONTINUED)                            CL II           CL II         CL II         CL II         CL I
 ASSETS
Investments, at fair value(1),(2)                  $1,498,663           $666       $12,618     $1,777,414     $68,212
Dividends receivable                                    3,594             --            --             --          --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                        48             --            --             --          --
Receivable for share redemptions                        1,723             --            13          2,178          81
----------------------------------------------------------------------------------------------------------------------
Total assets                                        1,504,028            666        12,631      1,779,592      68,293
----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      1,533             --            10          1,842          72
    Administrative charge                                 190             --             2            228           9
    Contract terminations                                  --             --            --            108          --
Payable for investments purchased                       3,642             --            --             --          --
----------------------------------------------------------------------------------------------------------------------
Total liabilities                                       5,365             --            12          2,178          81
----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               1,489,308             --        11,793      1,777,048      68,212
Net assets applicable to seed money                     9,355            666           826            366          --
----------------------------------------------------------------------------------------------------------------------
Total net assets                                   $1,498,663           $666       $12,619     $1,777,414     $68,212
----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 139,670             86         1,040        221,071      12,919
(2) Investments, at cost                           $1,441,353           $665       $ 9,905     $2,121,532     $84,989
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    105

STATEMENTS OF ASSETS AND LIABILITIES

                                              AC VP        COL           COL            COL            COL
                                               VAL,     HI YIELD,   MARSICO GRO, MARSICO INTL OPP, SM CAP VAL,
DEC. 31, 2009 (CONTINUED)                     CL II      VS CL B       VS CL A        VS CL B        VS CL B
 ASSETS
Investments, at fair value(1),(2)            $56,122     $369,449    $4,712,055        $2,669       $3,462,293
Dividends receivable                              --           --            --            --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            --           --            --            --               --
Receivable for share redemptions                  69          423         5,405             3            3,922
--------------------------------------------------------------------------------------------------------------
Total assets                                  56,191      369,872     4,717,460         2,672        3,466,215
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                61          376         4,806             4            3,488
    Administrative charge                          7           47           599            --              434
    Contract terminations                         --           --            --            --               --
Payable for investments purchased                 --           --            --            --               --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                 68          423         5,405             4            3,922
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                         55,396      368,899     4,711,949         1,883        3,462,132
Net assets applicable to seed money              727          550           106           785              161
--------------------------------------------------------------------------------------------------------------
Total net assets                             $56,123     $369,449    $4,712,055        $2,668       $3,462,293
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                         10,609       37,892       278,655           189          247,660
(2) Investments, at cost                     $82,872     $399,008    $4,927,570        $2,529       $3,725,208
--------------------------------------------------------------------------------------------------------------


                                                CS       DREY IP       DREY IP        DREY VIF       DREY VIF
                                            COMMODITY MIDCAP STOCK,   TECH GRO,        APPR,         INTL EQ,
DEC. 31, 2009 (CONTINUED)                     RETURN       SERV         SERV            SERV           SERV
 ASSETS
Investments, at fair value(1),(2)             $  814      $32,995      $411,791       $ 9,158           $  811
Dividends receivable                              79           --            --            --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments            --           --            --            --               --
Receivable for share redemptions                  --           37           508            10               --
--------------------------------------------------------------------------------------------------------------
Total assets                                     893       33,032       412,299         9,168              811
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                --           32           426             8               --
    Administrative charge                         --            4            52             1               --
    Contract terminations                         --           --            31            --               --
Payable for investments purchased                 79           --            --            --               --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                 79           36           509             9               --
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             --       32,533       411,574         7,912               --
Net assets applicable to seed money              814          463           216         1,247              811
--------------------------------------------------------------------------------------------------------------
Total net assets                              $  814      $32,996      $411,790       $ 9,159           $  811
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                            106        3,154        42,105           293               53
(2) Investments, at cost                      $1,128      $47,098      $367,317       $10,313           $1,081
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 106    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                               DREY VIF      EV VT        FID VIP      FID VIP      FID VIP
                                               INTL VAL, FLOATING-RATE  CONTRAFUND,   GRO, SERV   INVEST GR,
DEC. 31, 2009 (CONTINUED)                        SERV         INC        SERV CL 2      CL 2       SERV CL 2
 ASSETS
Investments, at fair value(1),(2)                 $  968   $1,899,203   $ 9,680,671   $490,862    $3,979,766
Dividends receivable                                  --        7,137            --         --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                   --           --            --         --            60
Receivable for share redemptions                       1        2,172        10,811        578         4,885
-------------------------------------------------------------------------------------------------------------
Total assets                                         969    1,908,512     9,691,482    491,440     3,984,711
-------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     2        1,933         9,571        517         4,350
    Administrative charge                             --          239         1,234         62           535
    Contract terminations                             --           --             6         --            --
Payable for investments purchased                     --        7,137            --         --            60
-------------------------------------------------------------------------------------------------------------
Total liabilities                                      2        9,309        10,811        579         4,945
-------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                 --    1,894,377     9,680,452    490,103     3,979,602
Net assets applicable to seed money                  967        4,826           219        758           164
-------------------------------------------------------------------------------------------------------------
Total net assets                                  $  967   $1,899,203   $ 9,680,671   $490,861    $3,979,766
-------------------------------------------------------------------------------------------------------------
(1) Investment shares                                 89      209,857       477,115     16,500       324,614
(2) Investments, at cost                          $1,365   $1,874,591   $12,562,192   $504,579    $3,938,865
-------------------------------------------------------------------------------------------------------------


                                                FID VIP     FID VIP    FTVIPT FRANK FTVIPT FRANK FTVIPT FRANK
                                               MID CAP,    OVERSEAS,    GLOBAL REAL   INC SEC,   RISING DIVD,
DEC. 31, 2009 (CONTINUED)                      SERV CL 2   SERV CL 2     EST, CL 2      CL 2         CL 2
 ASSETS
Investments, at fair value(1),(2)             $4,670,606     $579,648      $148,824     $2,412          $799
Dividends receivable                                  --           --            --         --            --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                    9           --            --         --            --
Receivable for share redemptions                   5,427          645           174          2            --
-------------------------------------------------------------------------------------------------------------
Total assets                                   4,676,042      580,293       148,998      2,414           799
-------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 4,835          571           155          3            --
    Administrative charge                            594           74            20         --            --
    Contract terminations                             --           --            --         --            --
Payable for investments purchased                      9           --            --         --            --
-------------------------------------------------------------------------------------------------------------
Total liabilities                                  5,438          645           175          3            --
-------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          4,670,371      579,295       148,742      1,376            --
Net assets applicable to seed money                  233          353            81      1,035           799
-------------------------------------------------------------------------------------------------------------
Total net assets                              $4,670,604     $579,648      $148,823     $2,411          $799
-------------------------------------------------------------------------------------------------------------
(1) Investment shares                            186,080       38,850        13,629        171            50
(2) Investments, at cost                      $5,081,310     $682,684      $294,256     $2,631          $886
-------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    107

STATEMENTS OF ASSETS AND LIABILITIES

                                            FTVIPT FRANK FTVIPT FRANK      FTVIPT         FTVIPT      FTVIPT
                                               SM CAP     SM MID CAP    MUTUAL SHARES    TEMP FOR  TEMP GLOBAL
DEC. 31, 2009 (CONTINUED)                     VAL, CL 2    GRO, CL 2      SEC, CL 2     SEC, CL 2   BOND, CL 2
 ASSETS
Investments, at fair value(1),(2)             $435,373      $900,131     $2,759,906      $723,823   $3,314,456
Dividends receivable                                --            --             --            --           --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments              --            --             --            --           16
Receivable for share redemptions                   489         1,014          3,086           810        3,808
--------------------------------------------------------------------------------------------------------------
Total assets                                   435,862       901,145      2,762,992       724,633    3,318,280
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                 433           899          2,735           717        3,388
    Administrative charge                           56           115            352            93          419
    Contract terminations                           --            --             --            --           --
Payable for investments purchased                   --            --             --            --           16
--------------------------------------------------------------------------------------------------------------
Total liabilities                                  489         1,014          3,087           810        3,823
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                          435,265       899,858      2,759,674       723,737    3,314,274
Net assets applicable to seed money                108           273            231            86          183
--------------------------------------------------------------------------------------------------------------
Total net assets                              $435,373      $900,131     $2,759,905      $723,823   $3,314,457
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                           34,093        53,357        189,294        53,816      191,255
(2) Investments, at cost                      $492,350      $967,343     $3,087,579      $735,125   $3,076,751
--------------------------------------------------------------------------------------------------------------


                                               FTVIPT       GS VIT         GS VIT      JANUS ASPEN JANUS ASPEN
                                              TEMP GRO   MID CAP VAL, STRUCTD U.S. EQ,     BAL,       JANUS,
DEC. 31, 2009 (CONTINUED)                     SEC, CL 2      INST           INST           INST        SERV
 ASSETS
Investments, at fair value(1),(2)                 $718    $2,296,015         $  668      $794,751   $4,082,854
Dividends receivable                                --            --             --            --           --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments              --            --             --            --           --
Receivable for share redemptions                    --         2,646              1           945        4,674
--------------------------------------------------------------------------------------------------------------
Total assets                                       718     2,298,661            669       795,696    4,087,528
--------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   1         2,347             --           844        4,157
    Administrative charge                           --           292             --           101          518
    Contract terminations                           --             8             --            --           --
Payable for investments purchased                   --            --             --            --           --
--------------------------------------------------------------------------------------------------------------
Total liabilities                                    1         2,647             --           945        4,675
--------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               --     2,295,900             --       794,751    4,082,701
Net assets applicable to seed money                717           114            669            --          152
--------------------------------------------------------------------------------------------------------------
Total net assets                                  $717    $2,296,014         $  669      $794,751   $4,082,853
--------------------------------------------------------------------------------------------------------------
(1) Investment shares                               69       202,292             70        29,567      193,408
(2) Investments, at cost                          $929    $2,864,850         $1,049      $737,713   $4,246,855
--------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 108    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                JANUS ASPEN      LM CB           MFS           MFS          MFS
                                                   WORLD,     VAR SM CAP   INV GRO STOCK,   NEW DIS,   TOTAL RETURN,
DEC. 31, 2009 (CONTINUED)                           INST       GRO, CL I       SERV CL       SERV CL      SERV CL
 ASSETS
Investments, at fair value(1),(2)                 $161,072       $  804       $292,003      $294,209     $2,540,252
Dividends receivable                                    --           --             --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --             --            --             --
Receivable for share redemptions                       192           --            302           310          2,768
--------------------------------------------------------------------------------------------------------------------
Total assets                                       161,264          804        292,305       294,519      2,543,020
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     171            1            266           273          2,444
    Administrative charge                               21           --             37            37            323
    Contract terminations                               --           --             --            --             --
Payable for investments purchased                       --           --             --            --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      192            1            303           310          2,767
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              161,072           --        291,582       293,498      2,539,638
Net assets applicable to seed money                     --          803            420           711            615
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $161,072       $  803       $292,002      $294,209     $2,540,253
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                6,152           65         30,354        22,545        147,005
(2) Investments, at cost                          $223,048       $1,029       $261,753      $301,043     $2,850,451
--------------------------------------------------------------------------------------------------------------------


                                                    MFS          NACM           OPCAP         OPPEN        OPPEN
                                                 UTILITIES,     SM CAP,       MANAGED,      CAP APPR    CAP APPR VA,
DEC. 31, 2009 (CONTINUED)                         SERV CL        CL I           CL I           VA           SERV
 ASSETS
Investments, at fair value(1),(2)                 $156,025      $41,308       $133,699      $181,191     $3,149,550
Dividends receivable                                    --           --             --            --             --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                     --           --             --            --             --
Receivable for share redemptions                       157           49            159           215          3,595
--------------------------------------------------------------------------------------------------------------------
Total assets                                       156,182       41,357        133,858       181,406      3,153,145
--------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                     137           44            142           192          3,141
    Administrative charge                               20            5             17            23            403
    Contract terminations                               --           --             --            --             51
Payable for investments purchased                       --           --             --            --             --
--------------------------------------------------------------------------------------------------------------------
Total liabilities                                      157           49            159           215          3,595
--------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                              154,874       41,308        133,699       181,191      3,148,786
Net assets applicable to seed money                  1,151           --             --            --            764
--------------------------------------------------------------------------------------------------------------------
Total net assets                                  $156,025      $41,308       $133,699      $181,191     $3,149,550
--------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                6,889        2,667          4,552         4,905         85,959
(2) Investments, at cost                          $130,150      $71,250       $176,179      $193,276     $3,028,052
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    109

STATEMENTS OF ASSETS AND LIABILITIES

                                                    OPPEN         OPPEN       OPPEN           OPPEN          OPPEN GLOBAL
                                               GLOBAL SEC VA,    HI INC    HI INC VA,       MAIN ST SM      STRATEGIC INC
DEC. 31, 2009 (CONTINUED)                           SERV           VA         SERV         CAP VA, SERV        VA, SERV
 ASSETS
Investments, at fair value(1),(2)                  $452,226      $18,030    $ 68,506        $1,905,101        $8,378,351
Dividends receivable                                     --           --          --                --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --           --          --                --                48
Receivable for share redemptions                        501           21          69             2,261             9,434
-------------------------------------------------------------------------------------------------------------------------
Total assets                                        452,727       18,051      68,575         1,907,362         8,387,833
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                      444           19          60             2,019             8,371
    Administrative charge                                57            2           9               242             1,063
    Contract terminations                                --           --          --                --                --
Payable for investments purchased                        --           --          --                --                48
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                       501           21          69             2,261             9,482
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                               451,101       18,030      68,318         1,904,621         8,378,201
Net assets applicable to seed money                   1,125           --         188               480               150
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $452,226      $18,030    $ 68,506        $1,905,101        $8,378,351
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                17,208        9,106      34,425           133,410         1,557,314
(2) Investments, at cost                           $475,778      $79,637    $165,393        $1,897,067        $8,024,735
-------------------------------------------------------------------------------------------------------------------------


                                                  PIMCO VIT      PUT VT      PUT VT           PUT VT            PUT VT
                                                 ALL ASSET,     DIV INC,    DIV INC,    GLOBAL HLTH CARE,     GRO & INC,
DEC. 31, 2009 (CONTINUED)                        ADVISOR CL       CL IA       CL IB           CL IB             CL IA
 ASSETS
Investments, at fair value(1),(2)                $2,461,235      $60,586    $ 99,360              $684          $ 71,410
Dividends receivable                                     --           --          --                --                --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --           --          --                --                --
Receivable for share redemptions                      2,811           72         118                --                85
-------------------------------------------------------------------------------------------------------------------------
Total assets                                      2,464,046       60,658      99,478               684            71,495
-------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    2,501           64         105                 1                76
    Administrative charge                               310            8          13                --                 9
    Contract terminations                                --           --          --                --                --
Payable for investments purchased                        --           --          --                --                --
-------------------------------------------------------------------------------------------------------------------------
Total liabilities                                     2,811           72         118                 1                85
-------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             2,461,087       60,586      99,360                --            71,410
Net assets applicable to seed money                     148           --          --               683                --
-------------------------------------------------------------------------------------------------------------------------
Total net assets                                 $2,461,235      $60,586    $ 99,360              $683          $ 71,410
-------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               234,403        7,471      12,267                56             4,938
(2) Investments, at cost                         $2,615,246      $67,374    $105,883              $656          $115,394
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 110    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                      PUT VT      PUT VT     PUT VT   PUT VT     PUT VT
                                                    GRO & INC,  HI YIELD,  HI YIELD, INTL EQ,   NEW OPP,
DEC. 31, 2009 (CONTINUED)                              CL IB      CL IA      CL IB     CL IB     CL IA
 ASSETS
Investments, at fair value(1),(2)                    $214,125     $72,733   $ 86,391  $74,793     $32,670
Dividends receivable                                       --          --         --       --          --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                               --          --         --       --          --
Receivable for share redemptions                          248          87        103       83          39
---------------------------------------------------------------------------------------------------------
Total assets                                          214,373      72,820     86,494   74,876      32,709
---------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                        220          78         93       74          35
    Administrative charge                                  27           9         11        9           4
    Contract terminations                                  --          --         --       --          --
Payable for investments purchased                          --          --         --       --          --
---------------------------------------------------------------------------------------------------------
Total liabilities                                         247          87        104       83          39
---------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                              213,804      72,733     86,390   74,233      32,670
Net assets applicable to seed money                       322          --         --      560          --
---------------------------------------------------------------------------------------------------------
Total net assets                                     $214,126     $72,733   $ 86,390  $74,793     $32,670
---------------------------------------------------------------------------------------------------------
(1) Investment shares                                  14,870      10,954     13,089    6,750       1,884
(2) Investments, at cost                             $334,720     $92,794   $103,930  $93,848     $47,717
---------------------------------------------------------------------------------------------------------


                                                      PUT VT      PUT VT     PUT VT   PUT VT    VP DAVIS
                                                     RESEARCH, SM CAP VAL,   VISTA,  VOYAGER, NY VENTURE,
DEC. 31, 2009 (CONTINUED)                              CL IB      CL IB      CL IB     CL IB      CL 3
 ASSETS
Investments, at fair value(1),(2)                      $7,796    $ 86,631    $21,885 $202,002  $4,684,928
Dividends receivable                                       --          --         --       --          --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                               --          --         --       --          --
Receivable for share redemptions                            7         103         27      240          --
---------------------------------------------------------------------------------------------------------
Total assets                                            7,803      86,734     21,912  202,242   4,684,928
---------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                          7          92         25      214       4,755
    Administrative charge                                   1          11          3       26         593
    Contract terminations                                  --          --         --       --          --
Payable for investments purchased                          --          --         --       --          --
---------------------------------------------------------------------------------------------------------
Total liabilities                                           8         103         28      240       5,348
---------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                7,380      86,352     21,082  202,002   4,679,306
Net assets applicable to seed money                       415         279        802       --         274
---------------------------------------------------------------------------------------------------------
Total net assets                                       $7,795    $ 86,631    $21,884 $202,002  $4,679,580
---------------------------------------------------------------------------------------------------------
(1) Investment shares                                     742       7,897      1,898    6,235     523,007
(2) Investments, at cost                               $8,561    $136,742    $18,630 $264,189  $4,607,419
---------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    111

STATEMENTS OF ASSETS AND LIABILITIES

                                                    VP GS        VP PTNRS         RVS VP          RVS VP       RVS VP
                                                MID CAP VAL,   SM CAP VAL,         BAL,         CASH MGMT,    DIV BOND,
DEC. 31, 2009 (CONTINUED)                           CL 3           CL 3            CL 3            CL 3         CL 3
 ASSETS
Investments, at fair value(1),(2)                      $778     $1,309,684        $381,810      $1,954,673   $7,479,669
Dividends receivable                                     --             --              --               1           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             12              --              --           --
Receivable for share redemptions                         --             --              --              --           --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                            778      1,309,696         381,810       1,954,674    7,479,669
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                       --          1,338             405           1,823        7,558
    Administrative charge                                --            166              49             215          944
    Contract terminations                                --             --              --              --           --
Payable for investments purchased                        --             --              --              --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                        --          1,504             454           2,038        8,502
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                    --      1,307,778         381,356       1,950,584    7,466,990
Net assets applicable to seed money                     778            414              --           2,052        4,177
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                       $778     $1,308,192        $381,356      $1,952,636   $7,471,167
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                    85        106,790          31,066       1,954,673      695,058
(2) Investments, at cost                               $965     $1,481,621        $488,768      $1,954,085   $7,228,682
-----------------------------------------------------------------------------------------------------------------------


                                                   RVS VP         RVS VP          RVS VP          RVS VP       RVS VP
                                                 DIV EQ INC,     DYN EQ,     GLOBAL INFLATION    HI YIELD     INC OPP,
DEC. 31, 2009 (CONTINUED)                           CL 3           CL 3       PROT SEC, CL 3    BOND, CL 3      CL 3
 ASSETS
Investments, at fair value(1),(2)                $7,602,484       $559,579      $4,411,114        $249,123   $3,583,320
Dividends receivable                                     --             --              --              --           --
Accounts receivable from RiverSource Life of
  NY for contract purchase payments                      --             --              --              --           --
Receivable for share redemptions                         --             --              --              --           --
-----------------------------------------------------------------------------------------------------------------------
Total assets                                      7,602,484        559,579       4,411,114         249,123    3,583,320
-----------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                    7,736            572           4,492             255        3,664
    Administrative charge                               966             71             555              31          453
    Contract terminations                                56             --              --              --           --
Payable for investments purchased                        --             --              --              --           --
-----------------------------------------------------------------------------------------------------------------------
Total liabilities                                     8,758            643           5,047             286        4,117
-----------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                             7,593,622        558,297       4,401,770         232,693    3,574,850
Net assets applicable to seed money                     104            639           4,297          16,144        4,353
-----------------------------------------------------------------------------------------------------------------------
Total net assets                                 $7,593,726       $558,936      $4,406,067        $248,837   $3,579,203
-----------------------------------------------------------------------------------------------------------------------
(1) Investment shares                               674,421         33,984         469,109          37,148      334,492
(2) Investments, at cost                         $8,775,387       $716,192      $4,487,207        $242,096   $3,261,296
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 112    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF ASSETS AND LIABILITIES

                                                RVS VP         RVS VP        RVS VP          RVS VP            SEL VP
                                             MID CAP GRO,   MID CAP VAL,    S&P 500,    SHORT DURATION,         GRO,
DEC. 31, 2009 (CONTINUED)                        CL 3           CL 3          CL 3            CL 3              CL 3
 ASSETS
Investments, at fair value(1),(2)               $71,114          $  979    $1,194,042      $1,885,883          $38,165
Dividends receivable                                 --              --            --              --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               --              --            --              --               --
Receivable for share redemptions                     --              --            --              --               --
--------------------------------------------------------------------------------------------------------------------------
Total assets                                     71,114             979     1,194,042       1,885,883           38,165
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   75               1         1,157           1,891               33
    Administrative charge                             9              --           152             239                5
    Contract terminations                            --              --            --              --               --
Payable for investments purchased                    --              --            --              --               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    84               1         1,309           2,130               38
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                            70,449              --     1,192,114       1,879,754           37,224
Net assets applicable to seed money                 581             978           619           3,999              903
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                $71,030          $  978    $1,192,733      $1,883,753          $38,127
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                             6,181             110       159,071         185,453            6,557
(2) Investments, at cost                        $75,540          $1,314    $1,238,813      $1,885,432          $38,771
--------------------------------------------------------------------------------------------------------------------------


                                                SEL VP         THDL VP       THDL VP        VANK LIT          VANK UIF
                                              LG CAP VAL,    EMER MKTS,     INTL OPP,      COMSTOCK,      GLOBAL REAL EST,
DEC. 31, 2009 (CONTINUED)                        CL 3           CL 3          CL 3           CL II              CL II
 ASSETS
Investments, at fair value(1),(2)                  $541      $2,251,431       $36,709      $4,600,726         $713,669
Dividends receivable                                 --              --            --              --               --
Accounts receivable from RiverSource Life
  of NY for contract purchase payments               --              --            --              19               --
Receivable for share redemptions                     --              --            --           5,289              809
--------------------------------------------------------------------------------------------------------------------------
Total assets                                        541       2,251,431        36,709       4,606,034          714,478
--------------------------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                   --           2,309            38           4,705              719
    Administrative charge                            --             288             5             584               90
    Contract terminations                            --              52            --              --               --
Payable for investments purchased                    --              --            --              19               --
--------------------------------------------------------------------------------------------------------------------------
Total liabilities                                    --           2,649            43           5,308              809
--------------------------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in
  accumulation period                                --       2,248,668        35,924       4,600,546          713,099
Net assets applicable to seed money                 541             114           742             180              570
--------------------------------------------------------------------------------------------------------------------------
Total net assets                                   $541      $2,248,782       $36,666      $4,600,726         $713,669
--------------------------------------------------------------------------------------------------------------------------
(1) Investment shares                                65         148,126         3,410         455,517           92,444
(2) Investments, at cost                           $716      $2,132,686       $40,144      $5,558,192         $751,163
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    113

STATEMENTS OF ASSETS AND LIABILITIES

                                                          VANK UIF      VANK UIF
                                                        MID CAP GRO, U.S. REAL EST,   WANGER     WANGER
DEC. 31, 2009 (CONTINUED)                                   CL II         CL II        INTL        USA
 ASSETS
Investments, at fair value(1),(2)                          $1,087        $48,047    $2,718,240 $1,832,497
Dividends receivable                                           --             --            --         --
Accounts receivable from RiverSource Life of NY for
  contract purchase payments                                   --             --            18         --
Receivable for share redemptions                                1             53         3,110      2,097
---------------------------------------------------------------------------------------------------------
Total assets                                                1,088         48,100     2,721,368  1,834,594
---------------------------------------------------------------------------------------------------------

 LIABILITIES
Payable to RiverSource Life of NY for:
    Mortality and expense risk fee                              2             48         2,765      1,857
    Administrative charge                                      --              6           345        232
    Contract terminations                                      --             --            --          9
Payable for investments purchased                              --             --            18         --
---------------------------------------------------------------------------------------------------------
Total liabilities                                               2             54         3,128      2,098
---------------------------------------------------------------------------------------------------------
Net assets applicable to contracts in accumulation
  period                                                       --         47,425     2,717,989  1,832,297
Net assets applicable to seed money                         1,086            621           251        199
---------------------------------------------------------------------------------------------------------
Total net assets                                           $1,086        $48,046    $2,718,240 $1,832,496
---------------------------------------------------------------------------------------------------------
(1) Investment shares                                         120          4,752        91,585     66,758
(2) Investments, at cost                                   $1,408        $65,930    $2,867,504 $2,001,076
---------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 114    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                              INVESCO VI     INVESCO VI   INVESCO VI      INVESCO VI         INVESCO VI
                                              BASIC VAL,      CAP APPR,    CAP DEV,        CORE EQ,           CORE EQ,
YEAR ENDED DEC. 31, 2009                        SER II         SER II       SER II           SER I             SER II
 INVESTMENT INCOME
Dividend income                                $  7,552           $  3       $    --       $  7,572             $  139
Variable account expenses                         8,105              7         1,425          5,862                 86
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (553)            (4)       (1,425)         1,710                 53
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          61,658             18         3,947         62,795                160
    Cost of investments sold                    107,763             27         5,544         77,369                182
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (46,105)            (9)       (1,597)       (14,574)               (22)
Distributions from capital gains                     --             --            --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                   293,932            200        42,341        112,775              2,017
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  247,827            191        40,744         98,201              1,995
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $247,274           $187       $39,319       $ 99,911             $2,048
--------------------------------------------------------------------------------------------------------------------------


                                              INVESCO VI     INVESCO VI   INVESCO VI      INVESCO VI         AB VPS BAL
                                             GLOBAL HLTH,     INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SER II          SER I       SER II          SER II              CL B
 INVESTMENT INCOME
Dividend income                                  $   12        $   670      $ 42,679        $   773            $ 2,311
Variable account expenses                            77            660        30,613            952              3,266
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (65)            10        12,066           (179)              (955)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              88         19,775       262,078          3,910              5,698
    Cost of investments sold                         82         23,278       302,703          5,563              6,476
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         6         (3,503)      (40,625)        (1,653)              (778)
Distributions from capital gains                     --             --            --            974                 --
Net change in unrealized appreciation or
  depreciation of investments                     2,584         14,707       775,996         19,208             56,671
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    2,590         11,204       735,371         18,529             55,893
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $2,525        $11,214      $747,437        $18,350            $54,938
--------------------------------------------------------------------------------------------------------------------------


                                                AB VPS         AB VPS       AB VPS          AB VPS              AC VP
                                           GLOBAL THEMATIC   GRO & INC,    INTL VAL,      LG CAP GRO,        INC & GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          GRO, CL B         CL B         CL B            CL B               CL I
 INVESTMENT INCOME
Dividend income                                 $    --       $ 29,876    $   27,303        $    --           $  3,021
Variable account expenses                         1,779         11,975        35,738          2,829                817
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (1,779)        17,901        (8,435)        (2,829)             2,204
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          36,669         98,440       974,630         42,320             28,343
    Cost of investments sold                     41,219        151,555     1,438,481         46,494             43,503
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,550)       (53,115)     (463,851)        (4,174)           (15,160)
Distributions from capital gains                     --             --            --             --                 --
Net change in unrealized appreciation or
  depreciation of investments                    63,842        183,138     1,276,062         65,744             22,056
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   59,292        130,023       812,211         61,570              6,896
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $57,513       $147,924    $  803,776        $58,741           $  9,100
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    115

STATEMENTS OF OPERATIONS

                                                AC VP            AC VP           AC VP            AC VP            AC VP
                                           INFLATION PROT,       INTL,       MID CAP VAL,         ULTRA,            VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL II            CL II           CL II            CL II             CL I
 INVESTMENT INCOME
Dividend income                                $ 23,292             $ 11          $  203         $  2,555          $ 3,752
Variable account expenses                        17,586                4             102           20,387              880
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   5,706                7             101          (17,832)           2,872
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                         165,266               12             492           97,597           13,568
    Cost of investments sold                    169,812               13             518          141,243           20,771
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,546)              (1)            (26)         (43,646)          (7,203)
Distributions from capital gains                     --               --              --               --               --
Net change in unrealized appreciation or
  depreciation of investments                   106,953              160           3,143          499,628           14,132
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                  102,407              159           3,117          455,982            6,929
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $108,113             $166          $3,218         $438,150          $ 9,801
---------------------------------------------------------------------------------------------------------------------------


                                                AC VP             COL             COL              COL              COL
                                                 VAL,          HI YIELD,     MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            CL II           VS CL B         VS CL A          VS CL B          VS CL B
 INVESTMENT INCOME
Dividend income                                $  4,349         $ 32,840      $   31,341             $ 44        $  26,086
Variable account expenses                           980            4,440          48,064               32           35,311
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   3,369           28,400         (16,723)              12           (9,225)
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          45,597           54,765         405,639               40          453,368
    Cost of investments sold                     78,054           71,144         481,904               44          566,924
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (32,457)         (16,379)        (76,265)              (4)        (113,556)
Distributions from capital gains                     --               --              --               --            5,395
Net change in unrealized appreciation or
  depreciation of investments                    35,934           99,623       1,037,604              803          822,596
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    3,477           83,244         961,339              799          714,435
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $  6,846         $111,644      $  944,616             $811        $ 705,210
---------------------------------------------------------------------------------------------------------------------------


                                                  CS            DREY IP         DREY IP          DREY VIF         DREY VIF
                                              COMMODITY      MIDCAP STOCK,     TECH GRO,          APPR,           INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            RETURN            SERV           SERV              SERV             SERV
 INVESTMENT INCOME
Dividend income                                    $ 80          $   283        $    653           $  183          $   166
Variable account expenses                             5              376           4,734               99               36
---------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      75              (93)         (4,081)              84              130
---------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              15            2,049          55,127              118            3,920
    Cost of investments sold                         20            3,201          67,494              152            6,061
---------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (5)          (1,152)        (12,367)             (34)          (2,141)
Distributions from capital gains                     --               --              --              602               --
Net change in unrealized appreciation or
  depreciation of investments                        58           10,129         167,938              921            2,470
---------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       53            8,977         155,571            1,489              329
---------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $128          $ 8,884        $151,490           $1,573          $   459
---------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 116    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                               DREY VIF         EV VT          FID VIP         FID VIP        FID VIP
                                               INTL VAL,    FLOATING-RATE    CONTRAFUND,      GRO, SERV     INVEST GR,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             SERV            INC          SERV CL 2         CL 2         SERV CL 2
 INVESTMENT INCOME
Dividend income                                     $ 30       $ 65,516      $    99,127      $    859       $295,077
Variable account expenses                              6         18,774          120,834         5,933         47,392
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       24         46,742          (21,707)       (5,074)       247,685
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                               14        179,660        2,866,872        18,434        930,785
    Cost of investments sold                          22        214,132        4,526,265        21,366        949,086
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                         (8)       (34,472)      (1,659,393)       (2,932)       (18,301)
Distributions from capital gains                      --             --            2,368           380         14,960
Net change in unrealized appreciation or
  depreciation of investments                        207        405,464        4,313,553       111,493        191,984
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       199        370,992        2,656,528       108,941        188,643
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $223       $417,734      $ 2,634,821      $103,867       $436,328
-----------------------------------------------------------------------------------------------------------------------


                                                FID VIP        FID VIP       FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                               MID CAP,       OVERSEAS,      GLOBAL REAL      INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SERV CL 2      SERV CL 2       EST, CL 2         CL 2           CL 2
 INVESTMENT INCOME
Dividend income                               $   18,606       $  9,836         $ 16,911         $ 166           $ 10
Variable account expenses                         57,213          6,604            1,805            26              5
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (38,607)         3,232           15,106           140              5
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          874,747         52,398           33,495           364             13
    Cost of investments sold                   1,169,974         80,612           86,533           514             15
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (295,227)       (28,214)         (53,038)         (150)            (2)
Distributions from capital gains                  21,243          1,662               --            --             --
Net change in unrealized appreciation or
  depreciation of investments                  1,650,456        133,935           55,674           605            111
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 1,376,472        107,383            2,636           455            109
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $1,337,865       $110,615         $ 17,742         $ 595           $114
-----------------------------------------------------------------------------------------------------------------------


                                             FTVIPT FRANK    FTVIPT FRANK       FTVIPT         FTVIPT         FTVIPT
                                                SM CAP        SM MID CAP    MUTUAL SHARES     TEMP FOR      TEMP GLOBAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)           VAL, CL 2      GRO, CL 2       SEC, CL 2       SEC, CL 2     BOND, CL 2
 INVESTMENT INCOME
Dividend income                                 $  6,092       $     --        $  48,428      $ 17,064       $401,776
Variable account expenses                          4,906         10,326           34,004         7,459         37,499
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    1,186        (10,326)          14,424         9,605        364,277
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                           57,253        105,533          573,822        33,948        552,193
    Cost of investments sold                      85,038        141,069          764,132        42,352        536,683
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (27,785)       (35,536)        (190,310)       (8,404)        15,510
Distributions from capital gains                  16,777             --               --        21,051             --
Net change in unrealized appreciation or
  depreciation of investments                     96,675        320,352          734,839       156,553         52,718
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    85,667        284,816          544,529       169,200         68,228
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $ 86,853       $274,490        $ 558,953      $178,805       $432,505
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    117

STATEMENTS OF OPERATIONS

                                                FTVIPT        GS VIT           GS VIT        JANUS ASPEN    JANUS ASPEN
                                               TEMP GRO    MID CAP VAL,   STRUCTD U.S. EQ,       BAL,          JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)          SEC, CL 2        INST             INST             INST           SERV
 INVESTMENT INCOME
Dividend income                                    $ 19      $  36,209            $ 13         $ 24,607      $   12,221
Variable account expenses                             3         27,394               3           12,207          43,110
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                      16          8,815              10           12,400         (30,889)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                              18        432,625              14          397,704         404,009
    Cost of investments sold                         23        643,194              23          410,405         507,472
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                        (5)      (210,569)             (9)         (12,701)       (103,463)
Distributions from capital gains                     --             --              --           34,406              --
Net change in unrealized appreciation or
  depreciation of investments                       162        772,772             114          149,357       1,134,833
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      157        562,203             105          171,062       1,031,370
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $173      $ 571,018            $115         $183,462      $1,000,481
------------------------------------------------------------------------------------------------------------------------


                                             JANUS ASPEN       LM CB             MFS             MFS            MFS
                                                WORLD,      VAR SM CAP     INV GRO STOCK,      NEW DIS,    TOTAL RETURN,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             INST        GRO, CL I         SERV CL         SERV CL        SERV CL
 INVESTMENT INCOME
Dividend income                                $  1,962           $ --         $ 1,130         $     --       $  84,401
Variable account expenses                         1,984              5           3,059            2,924          30,489
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     (22)            (5)         (1,929)          (2,924)         53,912
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          29,932             19          19,218           11,306         396,882
    Cost of investments sold                     56,504             25          21,213           15,091         502,822
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                   (26,572)            (6)         (1,995)          (3,785)       (105,940)
Distributions from capital gains                     --             --              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    68,742            254          85,132          119,392         403,923
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   42,170            248          83,137          115,607         297,983
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                    $ 42,148           $243         $81,208         $112,683       $ 351,895
------------------------------------------------------------------------------------------------------------------------


                                                 MFS           NACM             OPCAP           OPPEN          OPPEN
                                              UTILITIES,      SM CAP,         MANAGED,         CAP APPR     CAP APPR VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SERV CL         CL I             CL I              VA            SERV
 INVESTMENT INCOME
Dividend income                                 $ 8,492       $     19        $  2,956         $    561      $      181
Variable account expenses                         1,660            568           1,730            2,365          35,999
------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                   6,832           (549)          1,226           (1,804)        (35,818)
------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                          50,818         22,157          22,302           57,528         342,533
    Cost of investments sold                     54,843         48,251          36,253           79,615         419,094
------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                    (4,025)       (26,094)        (13,951)         (22,087)        (76,561)
Distributions from capital gains                     --             --              --               --              --
Net change in unrealized appreciation or
  depreciation of investments                    36,581         29,589          38,204           82,933       1,081,117
------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   32,556          3,495          24,253           60,846       1,004,556
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $39,388       $  2,946        $ 25,479         $ 59,042      $  968,738
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 118    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                                    OPPEN         OPPEN        OPPEN           OPPEN          OPPEN GLOBAL
                                               GLOBAL SEC VA,     HI INC    HI INC VA,       MAIN ST SM      STRATEGIC INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)                SERV            VA         SERV         CAP VA, SERV        VA, SERV
 INVESTMENT INCOME
Dividend income                                    $  7,753      $     --    $     --         $ 10,339         $   17,143
Variable account expenses                             5,034           238         754           22,718             98,648
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,719          (238)       (754)         (12,379)           (81,505)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              49,130         4,868      26,771          144,246          1,286,530
    Cost of investments sold                         69,608        27,776      91,823          169,168          1,379,440
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (20,478)      (22,908)    (65,052)         (24,922)           (92,910)
Distributions from capital gains                      8,598            --          --               --              5,373
Net change in unrealized appreciation or
  depreciation of investments                       132,005        26,400      82,039          541,006          1,340,323
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      120,125         3,492      16,987          516,084          1,252,786
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $122,844      $  3,254    $ 16,233         $503,705         $1,171,281
--------------------------------------------------------------------------------------------------------------------------


                                                  PIMCO VIT       PUT VT      PUT VT           PUT VT            PUT VT
                                                 ALL ASSET,      DIV INC,    DIV INC,    GLOBAL HLTH CARE,     GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)             ADVISOR CL       CL IA        CL IB           CL IB             CL IA
 INVESTMENT INCOME
Dividend income                                  $  162,393       $ 4,393    $  7,029             $ 66           $  3,306
Variable account expenses                            34,151           824       1,290                4              1,180
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                     128,242         3,569       5,739               62              2,126
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                           1,459,852        18,459      37,406                5             59,676
    Cost of investments sold                      1,681,739        23,280      55,238                5            115,728
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (221,887)       (4,821)    (17,832)              --            (56,052)
Distributions from capital gains                         --            --          --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                       543,985        25,930      49,385               77             73,821
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                      322,098        21,109      31,553               77             17,769
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $  450,340       $24,678    $ 37,292             $139           $ 19,895
--------------------------------------------------------------------------------------------------------------------------


                                                   PUT VT         PUT VT      PUT VT           PUT VT            PUT VT
                                                 GRO & INC,     HI YIELD,    HI YIELD,        INTL EQ,          NEW OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                CL IB         CL IA        CL IB           CL IB             CL IA
 INVESTMENT INCOME
Dividend income                                    $  5,751       $ 7,094    $  8,372          $    --            $   187
Variable account expenses                             2,866           953       1,107              959                394
--------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                       2,885         6,141       7,265             (959)              (207)
--------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                              66,225        15,031      20,851           18,949              1,479
    Cost of investments sold                        133,789        21,338      32,410           27,299              2,614
--------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                       (67,564)       (6,307)    (11,559)          (8,350)            (1,135)
Distributions from capital gains                         --            --          --               --                 --
Net change in unrealized appreciation or
  depreciation of investments                       112,447        26,349      34,376           24,249              9,085
--------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       44,883        20,042      22,817           15,899              7,950
--------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        $ 47,768       $26,183    $ 30,082          $14,940            $ 7,743
--------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    119

STATEMENTS OF OPERATIONS

                                                  PUT VT         PUT VT          PUT VT          PUT VT       VP DAVIS
                                                 RESEARCH,    SM CAP VAL,        VISTA,         VOYAGER,    NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL IB         CL IB            CL IB           CL IB         CL 3
 INVESTMENT INCOME
Dividend income                                     $   71      $  1,533          $   --        $  1,632     $       --
Variable account expenses                               69         1,073             260           2,593         44,104
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                          2           460            (260)           (961)       (44,104)
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                126        20,961             350          58,517        582,716
    Cost of investments sold                           168        43,699             352         102,351        682,725
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                          (42)      (22,738)             (2)        (43,834)      (100,009)
Distributions from capital gains                        --            --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                        1,904        44,040           6,149         131,576      1,235,730
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                       1,862        21,302           6,147          87,742      1,135,721
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         $1,864      $ 21,762          $5,887        $ 86,781     $1,091,617
-----------------------------------------------------------------------------------------------------------------------


                                                   VP GS        VP PTNRS         RVS VP          RVS VP        RVS VP
                                               MID CAP VAL,   SM CAP VAL,         BAL,         CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3            CL 3            CL 3          CL 3
 INVESTMENT INCOME
Dividend income                                       $ --      $     --        $     --        $    718     $  274,690
Variable account expenses                               --        15,001           4,962          20,786         87,878
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                         --       (15,001)         (4,962)        (20,068)       186,812
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                                 10       131,052          96,424         714,955      1,625,708
    Cost of investments sold                            12       181,754         150,678         714,669      1,660,521
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                           (2)      (50,702)        (54,254)            286        (34,813)
Distributions from capital gains                        --            --              --              --             --
Net change in unrealized appreciation or
  depreciation of investments                          214       414,983         131,783           1,111        613,618
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                         212       364,281          77,529           1,397        578,805
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                           $212      $349,280        $ 72,567        $(18,671)    $  765,617
-----------------------------------------------------------------------------------------------------------------------


                                                  RVS VP         RVS VP          RVS VP          RVS VP        RVS VP
                                                DIV EQ INC,     DYN EQ,     GLOBAL INFLATION    HI YIELD      INC OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL 3           CL 3       PROT SEC, CL 3    BOND, CL 3       CL 3
 INVESTMENT INCOME
Dividend income                                  $      --      $     --        $287,668         $21,491       $114,922
Variable account expenses                           84,574         6,457          40,439           2,988         33,729
-----------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    (84,574)       (6,457)        247,229          18,503         81,193
-----------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of investments:
    Proceeds from sales                            816,731        43,242         300,714          42,073        363,511
    Cost of investments sold                     1,107,234        77,698         304,906          50,436        398,704
-----------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                     (290,503)      (34,456)         (4,192)         (8,363)       (35,193)
Distributions from capital gains                        --            --             143              --             --
Net change in unrealized appreciation or
  depreciation of investments                    2,021,669       145,742         (77,695)         78,000        715,843
-----------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                   1,731,166       111,286         (81,744)         69,637        680,650
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                     $1,646,592      $104,829        $165,485         $88,140       $761,843
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 120    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF OPERATIONS

                                              RVS VP         RVS VP          RVS VP            RVS VP            SEL VP
                                           MID CAP GRO,   MID CAP VAL,      S&P 500,      SHORT DURATION,         GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 3           CL 3            CL 3              CL 3              CL 3
 INVESTMENT INCOME
Dividend income                               $    --            $ --       $     --           $ 46,047           $    --
Variable account expenses                         848               6         13,164             21,420               427
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                  (848)             (6)       (13,164)            24,627              (427)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                        10,343              14        260,485            327,807             8,648
    Cost of investments sold                   16,073              19        338,443            331,291            10,453
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                  (5,730)             (5)       (77,958)            (3,484)           (1,805)
Distributions from capital gains                   --              --             --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                  34,342             280        308,993             42,595            13,503
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                 28,612             275        231,035             39,111            11,698
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                   $27,764            $269       $217,871           $ 63,738           $11,271
----------------------------------------------------------------------------------------------------------------------------


                                              SEL VP         THDL VP         THDL VP          VANK LIT          VANK UIF
                                            LG CAP VAL,    EMER MKTS,       INTL OPP,        COMSTOCK,      GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           CL 3           CL 3            CL 3             CL II              CL II
 INVESTMENT INCOME
Dividend income                                  $ --       $   7,230        $   504         $  186,055         $     134
Variable account expenses                          --          27,914            456             56,364             9,355
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                    --         (20,684)            48            129,691            (9,221)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                             5       1,012,794          7,763          1,006,319           426,957
    Cost of investments sold                        7       1,285,739         11,637          1,453,752           574,603
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                      (2)       (272,945)        (3,874)          (447,433)         (147,646)
Distributions from capital gains                   --              --             --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                     115       1,417,886         10,672          1,363,611           412,955
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                    113       1,144,941          6,798            916,178           265,309
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                      $113      $1,124,257        $ 6,846         $1,045,869         $ 256,088
----------------------------------------------------------------------------------------------------------------------------


                                                            VANK UIF        VANK UIF
                                                          MID CAP GRO,   U.S. REAL EST,        WANGER            WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                          CL II           CL II             INTL               USA
 INVESTMENT INCOME
Dividend income                                                  $ --       $  1,272         $   93,753          $     --
Variable account expenses                                           9            557             33,380            19,781
----------------------------------------------------------------------------------------------------------------------------
Investment income (loss) -- net                                    (9)           715             60,373           (19,781)
----------------------------------------------------------------------------------------------------------------------------

 REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized gain (loss) on sales of
  investments:
    Proceeds from sales                                            19         17,181            853,999           236,077
    Cost of investments sold                                       27         31,568          1,112,760           305,379
----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on sales of
  investments                                                      (8)       (14,387)          (258,761)          (69,302)
Distributions from capital gains                                   --             --                 --                --
Net change in unrealized appreciation or
  depreciation of investments                                     371         26,712          1,184,440           637,008
----------------------------------------------------------------------------------------------------------------------------
Net gain (loss) on investments                                    363         12,325            925,679           567,706
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                                      $354       $ 13,040         $  986,052          $547,925
----------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    121

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI
                                                    BASIC VAL,    CAP APPR,    CAP DEV,     CORE EQ,     CORE EQ,
YEAR ENDED DEC. 31, 2009                              SER II       SER II       SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                      $   (553)     $   (4)     $ (1,425)    $  1,710      $   53
Net realized gain (loss) on sales of investments      (46,105)         (9)       (1,597)     (14,574)        (22)
Distributions from capital gains                           --          --            --           --          --
Net change in unrealized appreciation or
  depreciation of investments                         293,932         200        42,341      112,775       2,017
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     247,274         187        39,319       99,911       2,048
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                525          --            --           --         899
Net transfers(1)                                       (1,891)        (11)         (894)     (13,491)         (5)
Adjustments to net assets allocated to contracts
  in payment period                                        --          --            --           --          --
Contract terminations:
    Surrender benefits and contract charges           (10,139)         --        (1,628)     (34,350)        (69)
    Death benefits                                         --          --            --       (3,998)         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (11,505)        (11)       (2,522)     (51,839)        825
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       502,769         935        99,091      416,991       6,950
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $738,538      $1,111      $135,888     $465,063      $9,823
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                636,252          --        87,089      443,665       8,050
Contract purchase payments                                471          --            --           --       1,100
Net transfers(1)                                       11,107          --          (663)     (12,580)         --
Contract terminations:
    Surrender benefits and contract charges           (11,540)         --        (1,256)     (35,094)        (80)
    Death benefits                                         --          --            --       (4,877)         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      636,290          --        85,170      391,114       9,070
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 122    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESCO VI    INVESCO VI   INVESCO VI      INVESCO VI         AB VPS BAL
                                             GLOBAL HLTH,    INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
YEAR ENDED DEC. 31, 2009 (CONTINUED)            SER II         SER I       SER II          SER II              CL B
 OPERATIONS
Investment income (loss) -- net                 $   (65)     $     10    $   12,066        $  (179)          $   (955)
Net realized gain (loss) on sales of
  investments                                         6        (3,503)      (40,625)        (1,653)              (778)
Distributions from capital gains                     --            --            --            974                 --
Net change in unrealized appreciation or
  depreciation of investments                     2,584        14,707       775,996         19,208             56,671
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       2,525        11,214       747,437         18,350             54,938
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           --            --       420,936            100              1,799
Net transfers(1)                                  7,429       (10,417)    1,275,651          1,705                859
Adjustments to net assets allocated to
  contracts in payment period                        --            --            --             --                 --
Contract terminations:
    Surrender benefits and contract charges          --        (8,696)      (68,454)        (1,330)            (1,758)
    Death benefits                                   --            --       (19,999)            --                 --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    7,429       (19,113)    1,608,134            475                900
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     753        58,706     1,218,254         65,847            239,343
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $10,707      $ 50,807    $3,573,825        $84,672           $295,181
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               --        53,456     1,991,147         72,640            290,489
Contract purchase payments                           --            --       597,266            110              2,131
Net transfers(1)                                 10,671       (10,960)    1,930,901          1,671                958
Contract terminations:
    Surrender benefits and contract charges          --        (7,807)      (99,469)        (1,516)            (2,024)
    Death benefits                                   --            --       (27,197)            --                 --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                 10,671        34,689     4,392,648         72,905            291,554
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    123

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS         AB VPS       AB VPS        AB VPS        AC VP
                                                 GLOBAL THEMATIC   GRO & INC,    INTL VAL,   LG CAP GRO,   INC & GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                GRO, CL B         CL B         CL B          CL B         CL I
 OPERATIONS
Investment income (loss) -- net                      $ (1,779)      $ 17,901    $   (8,435)    $ (2,829)    $  2,204
Net realized gain (loss) on sales of
  investments                                          (4,550)       (53,115)     (463,851)      (4,174)     (15,160)
Distributions from capital gains                           --             --            --           --           --
Net change in unrealized appreciation or
  depreciation of investments                          63,842        183,138     1,276,062       65,744       22,056
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      57,513        147,924       803,776       58,741        9,100
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 75             --       265,883           --           --
Net transfers(1)                                       (8,083)        (3,157)     (615,804)      (1,119)      (1,524)
Adjustments to net assets allocated to
  contracts in payment period                              --             --            --           --          (65)
Contract terminations:
    Surrender benefits and contract charges           (26,807)       (72,454)      (77,981)     (37,621)     (14,195)
    Death benefits                                         --             --       (19,449)          --           --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (34,815)       (75,611)     (447,351)     (38,740)     (15,784)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       130,113        837,634     2,491,891      198,677       69,977
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $152,811       $909,947    $2,848,316     $218,678     $ 63,293
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                131,671        777,430     3,535,831      197,776       80,258
Contract purchase payments                                 --             --       381,212           --           --
Net transfers(1)                                       (8,610)         1,287      (744,613)        (744)        (100)
Contract terminations:
    Surrender benefits and contract charges           (20,982)       (62,660)     (104,649)     (35,843)     (17,773)
    Death benefits                                         --             --       (25,237)          --           --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      102,079        716,057     3,042,544      161,189       62,385
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 124    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                           AC VP        AC VP       AC VP         AC VP       AC VP
                                                      INFLATION PROT,   INTL,   MID CAP VAL,     ULTRA,       VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                       CL II        CL II       CL II         CL II       CL I
 OPERATIONS
Investment income (loss) -- net                          $    5,706      $  7      $   101     $  (17,832)  $  2,872
Net realized gain (loss) on sales of investments             (4,546)       (1)         (26)       (43,646)    (7,203)
Distributions from capital gains                                 --        --           --             --         --
Net change in unrealized appreciation or
  depreciation of investments                               106,953       160        3,143        499,628     14,132
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                108,113       166        3,218        438,150      9,801
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      556        --        1,286            807         --
Net transfers(1)                                            175,871        (8)       7,107         23,251     (3,653)
Adjustments to net assets allocated to contracts in
  payment period                                                 --        --           --             --         --
Contract terminations:
    Surrender benefits and contract charges                 (30,977)       --          (60)       (31,470)    (9,482)
    Death benefits                                               --        --           --             --         --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions              145,450        (8)       8,333         (7,412)   (13,135)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           1,245,100       508        1,068      1,346,676     71,546
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $1,498,663      $666      $12,619     $1,777,414   $ 68,212
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    1,162,531        --          543      1,986,507     56,156
Contract purchase payments                                      513        --        2,079          1,261         --
Net transfers(1)                                            152,553        --       11,047         31,850     (3,365)
Contract terminations:
    Surrender benefits and contract charges                 (28,132)       --           --        (43,789)    (7,493)
    Death benefits                                               --        --           --             --         --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          1,287,465        --       13,669      1,975,829     45,298
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    125

STATEMENTS OF CHANGES IN NET ASSETS

                                                   AC VP       COL           COL              COL              COL
                                                   VAL,     HI YIELD,   MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
YEAR ENDED DEC. 31, 2009 (CONTINUED)               CL II     VS CL B       VS CL A          VS CL B          VS CL B
 OPERATIONS
Investment income (loss) -- net                  $  3,369    $ 28,400    $  (16,723)         $   12         $   (9,225)
Net realized gain (loss) on sales of
  investments                                     (32,457)    (16,379)      (76,265)             (4)          (113,556)
Distributions from capital gains                       --          --            --              --              5,395
Net change in unrealized appreciation or
  depreciation of investments                      35,934      99,623     1,037,604             803            822,596
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   6,846     111,644       944,616             811            705,210
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            150          --       630,025           1,286            469,383
Net transfers(1)                                  (22,833)    (28,385)      627,778             (10)           337,736
Adjustments to net assets allocated to
  contracts in payment period                          --          --            --              --                 --
Contract terminations:
    Surrender benefits and contract charges            --     (10,081)     (113,502)             --            (80,202)
    Death benefits                                (21,782)         --       (25,366)             --            (21,215)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (44,465)    (38,466)    1,118,935           1,276            705,702
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    93,742     296,271     2,648,504             581          2,051,381
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 56,123    $369,449    $4,712,055          $2,668         $3,462,293
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            110,984     372,077     3,948,635              --          2,517,850
Contract purchase payments                             --          --       882,356           2,727            557,808
Net transfers(1)                                  (27,142)    (34,781)      991,306              --            493,033
Contract terminations:
    Surrender benefits and contract charges            --     (10,613)     (160,707)             --            (94,606)
    Death benefits                                (28,065)         --       (33,275)             --            (22,826)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   55,777     326,683     5,628,315           2,727          3,451,259
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 126    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                         CS         DREY IP       DREY IP    DREY VIF   DREY VIF
                                                     COMMODITY   MIDCAP STOCK,   TECH GRO,     APPR,    INTL EQ,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   RETURN         SERV          SERV       SERV       SERV
 OPERATIONS
Investment income (loss) -- net                         $ 75        $   (93)      $ (4,081)   $   84     $   130
Net realized gain (loss) on sales of investments          (5)        (1,152)       (12,367)      (34)     (2,141)
Distributions from capital gains                          --             --             --       602          --
Net change in unrealized appreciation or
  depreciation of investments                             58         10,129        167,938       921       2,470
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        128          8,884        151,490     1,573         459
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --             --            203        --          75
Net transfers(1)                                         (10)         2,298        (41,165)       (9)     (3,889)
Adjustments to net assets allocated to contracts in
  payment period                                          --             --             --        --          --
Contract terminations:
    Surrender benefits and contract charges               --             (8)        (7,553)      (11)         --
    Death benefits                                        --             --             --        --          --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (10)         2,290        (48,515)      (20)     (3,814)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          696         21,822        308,815     7,606       4,166
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $814        $32,996       $411,790    $9,159     $   811
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --         30,749        439,407     7,474       5,781
Contract purchase payments                                --             --            279        --          --
Net transfers(1)                                          --          4,166        (52,281)       --      (5,781)
Contract terminations:
    Surrender benefits and contract charges               --            (11)        (9,302)      (12)         --
    Death benefits                                        --             --             --        --          --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --         34,904        378,103     7,462          --
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    127

STATEMENTS OF CHANGES IN NET ASSETS

                                                      DREY VIF       EV VT         FID VIP      FID VIP      FID VIP
                                                     INTL VAL,   FLOATING-RATE   CONTRAFUND,   GRO, SERV   INVEST GR,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    SERV          INC         SERV CL 2       CL 2      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                         $ 24       $   46,742    $   (21,707)   $ (5,074)  $  247,685
Net realized gain (loss) on sales of investments          (8)         (34,472)    (1,659,393)     (2,932)     (18,301)
Distributions from capital gains                          --               --          2,368         380       14,960
Net change in unrealized appreciation or
  depreciation of investments                            207          405,464      4,313,553     111,493      191,984
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        223          417,734      2,634,821     103,867      436,328
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --          310,000        370,954       1,640      496,352
Net transfers(1)                                          (1)         330,253     (2,046,244)      2,271      154,837
Adjustments to net assets allocated to contracts in
  payment period                                          --               --             --          --           --
Contract terminations:
    Surrender benefits and contract charges               --          (57,307)      (328,580)    (10,756)    (126,828)
    Death benefits                                        --          (12,528)      (171,168)         --      (15,975)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (1)         570,418     (2,175,038)     (6,845)     508,386
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          745          911,051      9,220,888     393,839    3,035,052
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $967       $1,899,203    $ 9,680,671    $490,861   $3,979,766
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        1,281,003      8,725,921     394,404    2,988,778
Contract purchase payments                                --          338,485        379,691       1,539      454,614
Net transfers(1)                                          --          337,978     (2,032,948)      2,322      132,447
Contract terminations:
    Surrender benefits and contract charges               --          (64,205)      (269,724)     (8,983)    (118,379)
    Death benefits                                        --          (12,898)      (114,394)         --      (14,164)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --        1,880,363      6,688,546     389,282    3,443,296
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 128    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP     FID VIP    FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                  MID CAP,    OVERSEAS,    GLOBAL REAL     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2009 (CONTINUED)              SERV CL 2   SERV CL 2     EST, CL 2        CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $  (38,607)   $  3,232     $ 15,106        $  140          $  5
Net realized gain (loss) on sales of
  investments                                      (295,227)    (28,214)     (53,038)         (150)           (2)
Distributions from capital gains                     21,243       1,662           --            --            --
Net change in unrealized appreciation or
  depreciation of investments                     1,650,456     133,935       55,674           605           111
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 1,337,865     110,615       17,742           595           114
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          268,195       2,587           --            --            --
Net transfers(1)                                   (615,240)    (26,350)     (16,545)         (336)           (7)
Adjustments to net assets allocated to
  contracts in payment period                            --          --           --            --            --
Contract terminations:
    Surrender benefits and contract charges        (153,197)    (10,987)     (14,129)           (2)           --
    Death benefits                                  (15,552)         --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (515,794)    (34,750)     (30,674)         (338)           (7)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   3,848,533     503,783      161,755         2,154           692
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $4,670,604    $579,648     $148,823        $2,411          $799
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            3,047,031     353,590      154,473         1,725            --
Contract purchase payments                          236,202       3,525           --            --            --
Net transfers(1)                                   (524,905)    (19,063)     (20,764)         (513)           --
Contract terminations:
    Surrender benefits and contract charges        (100,799)     (7,658)     (12,664)           (2)           --
    Death benefits                                   (8,730)         --           --            --            --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  2,648,799     330,394      121,045         1,210            --
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    129

STATEMENTS OF CHANGES IN NET ASSETS

                                               FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT       FTVIPT
                                                  SM CAP       SM MID CAP    MUTUAL SHARES    TEMP FOR   TEMP GLOBAL
YEAR ENDED DEC. 31, 2009 (CONTINUED)             VAL, CL 2      GRO, CL 2      SEC, CL 2     SEC, CL 2    BOND, CL 2
 OPERATIONS
Investment income (loss) -- net                  $  1,186       $(10,326)      $   14,424     $  9,605    $  364,277
Net realized gain (loss) on sales of
  investments                                     (27,785)       (35,536)        (190,310)      (8,404)       15,510
Distributions from capital gains                   16,777             --               --       21,051            --
Net change in unrealized appreciation or
  depreciation of investments                      96,675        320,352          734,839      156,553        52,718
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        86,853        274,490          558,953      178,805       432,505
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          1,040          7,677            4,412           30       487,567
Net transfers(1)                                   (2,547)       (47,182)         (79,467)      78,006       (10,029)
Adjustments to net assets allocated to
  contracts in payment period                          --             --               --           --            --
Contract terminations:
    Surrender benefits and contract charges       (25,901)       (28,831)        (392,525)     (13,702)     (103,522)
    Death benefits                                     --             --           (3,544)          --       (15,992)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                    (27,408)       (68,336)        (471,124)      64,334       358,024
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   375,928        693,977        2,672,076      480,684     2,523,928
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $435,373       $900,131       $2,759,905     $723,823    $3,314,457
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            263,094        624,503        2,361,382      326,421     2,015,039
Contract purchase payments                            749          5,677            3,861           20       366,243
Net transfers(1)                                   (9,313)       (33,102)         (69,480)      44,366       (25,705)
Contract terminations:
    Surrender benefits and contract charges       (15,458)       (22,015)        (337,385)      (7,335)      (78,550)
    Death benefits                                     --             --           (3,335)          --       (11,676)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  239,072        575,063        1,955,043      363,472     2,265,351
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 130    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT       GS VIT           GS VIT        JANUS ASPEN   JANUS ASPEN
                                                TEMP GRO   MID CAP VAL,   STRUCTD U.S. EQ,       BAL,         JANUS,
YEAR ENDED DEC. 31, 2009 (CONTINUED)           SEC, CL 2       INST             INST             INST          SERV
 OPERATIONS
Investment income (loss) -- net                   $ 16      $    8,815          $ 10          $  12,400     $  (30,889)
Net realized gain (loss) on sales of
  investments                                       (5)       (210,569)           (9)           (12,701)      (103,463)
Distributions from capital gains                    --              --            --             34,406             --
Net change in unrealized appreciation or
  depreciation of investments                      162         772,772           114            149,357      1,134,833
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                        173         571,018           115            183,462      1,000,481
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          --         161,693            --                 --        550,012
Net transfers(1)                                   (15)       (269,109)          (11)           (39,251)       100,150
Adjustments to net assets allocated to
  contracts in payment period                       --              --            --               (587)            --
Contract terminations:
    Surrender benefits and contract charges         --         (54,004)           --           (334,804)      (101,345)
    Death benefits                                  --         (15,819)           --            (10,855)       (21,347)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (15)       (177,239)          (11)          (385,497)       527,470
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    559       1,902,235           565            996,786      2,554,902
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $717      $2,296,014          $669          $ 794,751     $4,082,853
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --       2,379,000            --            653,146      4,080,098
Contract purchase payments                          --         200,172            --                 --        786,035
Net transfers(1)                                    --        (312,003)           --            (25,160)       171,211
Contract terminations:
    Surrender benefits and contract charges         --         (63,833)           --           (200,876)      (146,491)
    Death benefits                                  --         (18,670)           --             (7,399)       (28,180)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    --       2,184,666            --            419,711      4,862,673
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    131

STATEMENTS OF CHANGES IN NET ASSETS

                                                JANUS ASPEN      LM CB           MFS           MFS          MFS
                                                   WORLD,     VAR SM CAP   INV GRO STOCK,   NEW DIS,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                INST       GRO, CL I       SERV CL       SERV CL      SERV CL
 OPERATIONS
Investment income (loss) -- net                   $    (22)      $ (5)        $ (1,929)     $ (2,924)    $   53,912
Net realized gain (loss) on sales of
  investments                                      (26,572)        (6)          (1,995)       (3,785)      (105,940)
Distributions from capital gains                        --         --               --            --             --
Net change in unrealized appreciation or
  depreciation of investments                       68,742        254           85,132       119,392        403,923
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         42,148        243           81,208       112,683        351,895
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              --         --               --           909         58,870
Net transfers(1)                                    (7,905)       (14)              (8)       (5,072)      (186,002)
Adjustments to net assets allocated to
  contracts in payment period                         (717)        --               --            --             --
Contract terminations:
    Surrender benefits and contract charges        (15,950)        --          (16,153)       (3,309)      (125,065)
    Death benefits                                  (2,829)        --               --            --             --
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (27,401)       (14)         (16,161)       (7,472)      (252,197)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    146,325        574          226,955       188,998      2,440,555
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                         $161,072       $803         $292,002      $294,209     $2,540,253
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             188,964         --          224,938       186,149      2,160,751
Contract purchase payments                              --         --               --           539         44,898
Net transfers(1)                                   (11,225)        --               --        (3,837)      (163,929)
Contract terminations:
    Surrender benefits and contract charges        (19,838)        --          (14,279)       (2,666)      (105,834)
    Death benefits                                  (4,146)        --               --            --             --
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   153,755         --          210,659       180,185      1,935,886
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 132    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                          MFS        NACM       OPCAP      OPPEN        OPPEN
                                                      UTILITIES,    SM CAP,   MANAGED,   CAP APPR   CAP APPR VA,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    SERV CL      CL I       CL I        VA          SERV
 OPERATIONS
Investment income (loss) -- net                        $  6,832    $   (549)  $  1,226   $ (1,804)   $  (35,818)
Net realized gain (loss) on sales of investments         (4,025)    (26,094)   (13,951)   (22,087)      (76,561)
Distributions from capital gains                             --          --         --         --            --
Net change in unrealized appreciation or
  depreciation of investments                            36,581      29,589     38,204     82,933     1,081,117
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             39,388       2,946     25,479     59,042       968,738
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                1,798          --         --         --         1,939
Net transfers(1)                                         19,116      (6,403)    (4,505)   (12,580)     (103,370)
Adjustments to net assets allocated to contracts in
  payment period                                             --          --         --         --            --
Contract terminations:
    Surrender benefits and contract charges                (892)    (11,457)   (11,951)   (36,986)      (95,334)
    Death benefits                                      (48,181)     (3,731)      (135)    (3,007)      (12,770)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (28,159)    (21,591)   (16,591)   (52,573)     (209,535)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         144,796      59,953    124,811    174,722     2,390,347
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $156,025    $ 41,308   $133,699   $181,191    $3,149,550
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   72,660      45,837    128,333    197,725     2,710,624
Contract purchase payments                                  873          --         --         --         3,313
Net transfers(1)                                         13,009      (5,621)    (4,465)   (12,916)     (100,905)
Contract terminations:
    Surrender benefits and contract charges                (326)     (9,090)   (11,949)   (37,319)      (98,332)
    Death benefits                                      (24,020)     (3,414)      (129)    (3,611)      (12,819)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         62,196      27,712    111,790    143,879     2,501,881
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    133

STATEMENTS OF CHANGES IN NET ASSETS

                                                      OPPEN         OPPEN       OPPEN         OPPEN       OPPEN GLOBAL
                                                 GLOBAL SEC VA,    HI INC    HI INC VA,    MAIN ST SM    STRATEGIC INC
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  SERV           VA         SERV      CAP VA, SERV      VA, SERV
 OPERATIONS
Investment income (loss) -- net                     $  2,719      $   (238)   $   (754)    $  (12,379)     $  (81,505)
Net realized gain (loss) on sales of
  investments                                        (20,478)      (22,908)    (65,052)       (24,922)        (92,910)
Distributions from capital gains                       8,598            --          --             --           5,373
Net change in unrealized appreciation or
  depreciation of investments                        132,005        26,400      82,039        541,006       1,340,323
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    122,844         3,254      16,233        503,705       1,171,281
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             3,124            --         800         37,836         741,642
Net transfers(1)                                       6,655        (3,022)     20,799        (67,933)        283,435
Adjustments to net assets allocated to
  contracts in payment period                             --            --          --             --              --
Contract terminations:
    Surrender benefits and contract charges           (4,530)       (1,608)     (9,718)       (35,855)       (610,979)
    Death benefits                                   (34,792)           --     (16,025)       (10,288)       (162,205)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (29,543)       (4,630)     (4,144)       (76,240)        251,893
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      358,925        19,406      56,417      1,477,636       6,955,177
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $452,226      $ 18,030    $ 68,506     $1,905,101      $8,378,351
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               256,061        66,405     196,037      1,220,233       6,301,076
Contract purchase payments                             1,877            --       2,161         23,272         678,576
Net transfers(1)                                       3,781       (11,083)     79,582        (38,331)        240,056
Contract terminations:
    Surrender benefits and contract charges           (2,720)       (5,394)    (30,830)       (26,046)       (512,484)
    Death benefits                                   (24,147)           --     (56,040)        (7,733)       (119,473)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     234,852        49,928     190,910      1,171,395       6,587,751
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 134    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                     PIMCO VIT     PUT VT     PUT VT          PUT VT          PUT VT
                                                     ALL ASSET,   DIV INC,   DIV INC,   GLOBAL HLTH CARE,   GRO & INC,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                 ADVISOR CL     CL IA      CL IB          CL IB            CL IA
 OPERATIONS
Investment income (loss) -- net                     $   128,242   $  3,569   $  5,739          $ 62          $  2,126
Net realized gain (loss) on sales of investments       (221,887)    (4,821)   (17,832)           --           (56,052)
Distributions from capital gains                             --         --         --            --                --
Net change in unrealized appreciation or
  depreciation of investments                           543,985     25,930     49,385            77            73,821
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       450,340     24,678     37,292           139            19,895
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              463,835         --         --            --                --
Net transfers(1)                                     (1,088,363)        10    (23,968)           (3)           (3,049)
Adjustments to net assets allocated to contracts
  in payment period                                          --         --         --            --                --
Contract terminations:
    Surrender benefits and contract charges             (94,114)   (13,723)   (12,152)           --           (21,477)
    Death benefits                                      (13,231)      (465)        --            --           (33,970)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         (731,873)   (14,178)   (36,120)           (3)          (58,496)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       2,742,768     50,086     98,188           547           110,011
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $ 2,461,235   $ 60,586   $ 99,360          $683          $ 71,410
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                3,194,073     49,856     95,722            --           123,581
Contract purchase payments                              509,492         --         --            --                --
Net transfers(1)                                     (1,190,245)        65    (22,465)           --            (4,104)
Contract terminations:
    Surrender benefits and contract charges            (105,966)   (10,033)   (10,024)           --           (21,251)
    Death benefits                                      (13,449)      (388)        --            --           (35,724)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      2,393,905     39,500     63,233            --            62,502
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    135

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PUT VT       PUT VT      PUT VT     PUT VT     PUT VT
                                                        GRO & INC,   HI YIELD,   HI YIELD,   INTL EQ,   NEW OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                       CL IB       CL IA       CL IB       CL IB      CL IA
 OPERATIONS
Investment income (loss) -- net                          $  2,885     $ 6,141     $  7,265   $   (959)   $  (207)
Net realized gain (loss) on sales of investments          (67,564)     (6,307)     (11,559)    (8,350)    (1,135)
Distributions from capital gains                               --          --           --         --         --
Net change in unrealized appreciation or depreciation
  of investments                                          112,447      26,349       34,376     24,249      9,085
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                               47,768      26,183       30,082     14,940      7,743
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     75          --           --         75         --
Net transfers(1)                                          (10,520)         66      (12,547)      (366)        --
Adjustments to net assets allocated to contracts in
  payment period                                               --         (13)          --         --         --
Contract terminations:
    Surrender benefits and contract charges               (45,075)     (9,836)      (7,199)   (17,439)    (1,085)
    Death benefits                                         (5,836)         --           --         --         --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (61,356)     (9,783)     (19,746)   (17,730)    (1,085)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                           227,714      56,333       76,054     77,583     26,012
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $214,126     $72,733     $ 86,390   $ 74,793    $32,670
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    287,834      55,563       69,851     58,721     33,028
Contract purchase payments                                     --          --           --         --         --
Net transfers(1)                                          (18,543)         53      (10,803)      (155)        --
Contract terminations:
    Surrender benefits and contract charges               (49,879)     (7,209)      (5,472)   (12,749)    (1,276)
    Death benefits                                         (9,201)         --           --         --         --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          210,211      48,407       53,576     45,817     31,752
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 136    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT       PUT VT      PUT VT    PUT VT      VP DAVIS
                                                      RESEARCH,   SM CAP VAL,    VISTA,   VOYAGER,   NY VENTURE,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                    CL IB        CL IB       CL IB      CL IB        CL 3
 OPERATIONS
Investment income (loss) -- net                         $    2      $    460    $  (260)  $   (961)   $  (44,104)
Net realized gain (loss) on sales of investments           (42)      (22,738)        (2)   (43,834)     (100,009)
Distributions from capital gains                            --            --         --         --            --
Net change in unrealized appreciation or
  depreciation of investments                            1,904        44,040      6,149    131,576     1,235,730
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                             1,864        21,762      5,887     86,781     1,091,617
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --             2        225         --       563,176
Net transfers(1)                                           150        (3,146)        (8)   (16,280)    1,056,392
Adjustments to net assets allocated to contracts in
  payment period                                            --            --         --         --            --
Contract terminations:
    Surrender benefits and contract charges                  4          (386)       (83)   (36,232)     (101,302)
    Death benefits                                          --        (9,887)        --     (2,860)      (25,827)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             154       (13,417)       134    (55,372)    1,492,439
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          5,777        78,286     15,863    170,593     2,095,524
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $7,795      $ 86,631    $21,884   $202,002    $4,679,580
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   5,571       119,254     15,396    230,385     3,490,399
Contract purchase payments                                  --             2         --         --       857,621
Net transfers(1)                                           146          (568)        --    (20,077)    1,863,361
Contract terminations:
    Surrender benefits and contract charges                 --          (576)       (65)   (37,356)     (157,170)
    Death benefits                                          --       (16,154)        --     (4,157)      (36,381)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         5,717       101,958     15,331    168,795     6,017,830
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    137

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP GS        VP PTNRS     RVS VP      RVS VP       RVS VP
                                                   MID CAP VAL,   SM CAP VAL,     BAL,     CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3           CL 3        CL 3        CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                        $ --        $  (15,001)  $ (4,962)  $  (20,068)  $  186,812
Net realized gain (loss) on sales of investments         (2)          (50,702)   (54,254)         286      (34,813)
Distributions from capital gains                         --                --         --           --           --
Net change in unrealized appreciation or
  depreciation of investments                           214           414,983    131,783        1,111      613,618
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       212           349,280     72,567      (18,671)     765,617
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               --             1,940         --      280,216    1,081,466
Net transfers(1)                                        (10)          (36,707)   (10,590)     832,325       11,625
Adjustments to net assets allocated to contracts
  in payment period                                      --                --         --           --           --
Contract terminations:
    Surrender benefits and contract charges              --           (39,646)   (32,124)    (192,313)    (306,359)
    Death benefits                                       --                --     (3,988)    (106,429)     (34,996)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (10)          (74,413)   (46,702)     813,799      751,736
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         576         1,033,325    355,491    1,157,508    5,953,814
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $778        $1,308,192   $381,356   $1,952,636   $7,471,167
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   --           978,124    390,489    1,059,176    5,770,174
Contract purchase payments                               --             2,986         --      268,750      987,868
Net transfers(1)                                         --           (22,984)   (10,150)     772,440      (13,684)
Contract terminations:
    Surrender benefits and contract charges              --           (32,575)   (33,548)    (166,533)    (277,952)
    Death benefits                                       --                --     (4,831)     (97,195)     (27,590)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         --           925,551    341,960    1,836,638    6,438,816
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 138    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RVS VP      RVS VP         RVS VP          RVS VP       RVS VP
                                                   DIV EQ INC,    DYN EQ,   GLOBAL INFLATION    HI YIELD     INC OPP,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                   CL 3        CL 3      PROT SEC, CL 3    BOND, CL 3      CL 3
 OPERATIONS
Investment income (loss) -- net                     $  (84,574)  $ (6,457)     $  247,229       $ 18,503    $   81,193
Net realized gain (loss) on sales of investments      (290,503)   (34,456)         (4,192)        (8,363)      (35,193)
Distributions from capital gains                            --         --             143             --            --
Net change in unrealized appreciation or
  depreciation of investments                        2,021,669    145,742         (77,695)        78,000       715,843
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    1,646,592    104,829         165,485         88,140       761,843
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             720,251        499         650,247          2,337       502,100
Net transfers(1)                                       (39,260)    15,567       1,738,422        (27,995)      804,118
Adjustments to net assets allocated to contracts
  in payment period                                         --         --              --             --            --
Contract terminations:
    Surrender benefits and contract charges           (179,104)   (16,682)       (107,197)        (5,807)      (78,193)
    Death benefits                                     (55,530)        --         (26,394)            --       (22,200)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions         446,357       (616)      2,255,078        (31,465)    1,205,825
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      5,500,777    454,723       1,985,504        192,162     1,611,535
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $7,593,726   $558,936      $4,406,067       $248,837    $3,579,203
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               5,509,568    641,622       1,838,888        216,029     1,845,576
Contract purchase payments                             772,378        734         588,147          2,125       464,614
Net transfers(1)                                        68,087     26,567       1,573,906        (30,177)      708,406
Contract terminations:
    Surrender benefits and contract charges           (171,091)   (25,475)        (97,650)        (5,460)      (74,217)
    Death benefits                                     (36,330)        --         (23,874)            --       (19,471)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     6,142,612    643,448       3,879,417        182,517     2,924,908
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    139

STATEMENTS OF CHANGES IN NET ASSETS

                                                     RVS VP         RVS VP        RVS VP          RVS VP        SEL VP
                                                  MID CAP GRO,   MID CAP VAL,    S&P 500,    SHORT DURATION,     GRO,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3           CL 3          CL 3            CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                      $  (848)        $ (6)      $  (13,164)     $   24,627     $  (427)
Net realized gain (loss) on sales of investments      (5,730)          (5)         (77,958)         (3,484)     (1,805)
Distributions from capital gains                          --           --               --              --          --
Net change in unrealized appreciation or
  depreciation of investments                         34,342          280          308,993          42,595      13,503
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     27,764          269          217,871          63,738      11,271
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --          225            2,648         104,433         150
Net transfers(1)                                      (3,349)          (9)         (13,332)        483,159        (384)
Adjustments to net assets allocated to contracts
  in payment period                                       --           --               --              --          --
Contract terminations:
    Surrender benefits and contract charges           (5,763)          --          (86,211)       (129,665)     (7,582)
    Death benefits                                        --           --               --        (132,356)         --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        (9,112)         216          (96,895)        325,571      (7,816)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                       52,378          493        1,071,757       1,494,444      34,672
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $71,030         $978       $1,192,733      $1,883,753     $38,127
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                89,195           --          984,250       1,464,087      38,672
Contract purchase payments                                --           --            3,233          99,224          --
Net transfers(1)                                      (5,752)          --          (28,494)        460,341        (230)
Contract terminations:
    Surrender benefits and contract charges           (8,474)          --          (76,131)       (121,580)     (7,253)
    Death benefits                                        --           --               --        (125,895)         --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                      74,969           --          882,858       1,776,177      31,189
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 140    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SEL VP       THDL VP     THDL VP     VANK LIT        VANK UIF
                                                  LG CAP VAL,   EMER MKTS,   INTL OPP,    COMSTOCK,   GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2009 (CONTINUED)                  CL 3         CL 3         CL 3        CL II           CL II
 OPERATIONS
Investment income (loss) -- net                       $ --      $  (20,684)   $    48    $  129,691      $   (9,221)
Net realized gain (loss) on sales of investments        (2)       (272,945)    (3,874)     (447,433)       (147,646)
Distributions from capital gains                        --              --         --            --              --
Net change in unrealized appreciation or
  depreciation of investments                          115       1,417,886     10,672     1,363,611         412,955
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                      113       1,124,257      6,846     1,045,869         256,088
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              --         200,204         --       264,512         110,301
Net transfers(1)                                        (5)       (874,183)    (3,969)     (557,931)       (308,758)
Adjustments to net assets allocated to contracts
  in payment period                                     --              --         --            --              --
Contract terminations:
    Surrender benefits and contract charges             --         (53,272)    (3,114)     (110,524)        (21,697)
    Death benefits                                      --         (21,775)        --        (9,074)         (4,082)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (5)       (749,026)    (7,083)     (413,017)       (224,236)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        433       1,873,551     36,903     3,967,874         681,817
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                             $541      $2,248,782    $36,666    $4,600,726      $  713,669
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --       1,816,514     41,354     5,458,780       1,460,750
Contract purchase payments                              --         169,786         --       368,044         226,255
Net transfers(1)                                        --        (657,419)    (5,253)     (678,994)       (539,132)
Contract terminations:
    Surrender benefits and contract charges             --         (41,268)    (3,571)     (150,043)        (45,274)
    Death benefits                                      --         (16,674)        --       (11,020)         (6,774)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        --       1,270,939     32,530     4,986,767       1,095,825
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    141

STATEMENTS OF CHANGES IN NET ASSETS

                                                           VANK UIF        VANK UIF
                                                         MID CAP GRO,   U.S. REAL EST,     WANGER       WANGER
YEAR ENDED DEC. 31, 2009 (CONTINUED)                         CL II           CL II          INTL          USA
 OPERATIONS
Investment income (loss) -- net                             $   (9)        $    715      $   60,373   $  (19,781)
Net realized gain (loss) on sales of investments                (8)         (14,387)       (258,761)     (69,302)
Distributions from capital gains                                --               --              --           --
Net change in unrealized appreciation or depreciation
  of investments                                               371           26,712       1,184,440      637,008
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                   354           13,040         986,052      547,925
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     225               --         227,013      135,493
Net transfers(1)                                               (11)          (3,715)       (705,271)      (6,591)
Adjustments to net assets allocated to contracts in
  payment period                                                --               --              --           --
Contract terminations:
    Surrender benefits and contract charges                     --           (1,327)        (69,509)     (41,807)
    Death benefits                                              --           (3,349)        (21,628)      (5,175)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                 214           (8,391)       (569,395)      81,920
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                518           43,397       2,301,583    1,202,651
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                   $1,086         $ 48,046      $2,718,240   $1,832,496
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          --           52,164       2,418,517    1,660,414
Contract purchase payments                                      --               --         230,234      174,015
Net transfers(1)                                                --             (444)       (624,970)      37,275
Contract terminations:
    Surrender benefits and contract charges                     --           (1,712)        (64,694)     (52,655)
    Death benefits                                              --           (4,577)        (19,797)      (5,835)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                --           45,431       1,939,290    1,813,214
----------------------------------------------------------------------------------------------------------------



(1)    Includes transfer activity from (to) other divisions and transfers from
       (to) RiverSource Life of NY's fixed account.

See accompanying notes to financial statements.


 142    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                    INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI   INVESCO VI
                                                    BASIC VAL,    CAP APPR,    CAP DEV,     CORE EQ,     CORE EQ,
YEAR ENDED DEC. 31, 2008                              SER II       SER II       SER II        SER I       SER II
 OPERATIONS
Investment income (loss) -- net                     $   (6,081)    $  (10)     $  (1,857)   $   3,424     $    81
Net realized gain (loss) on sales of investments       (13,974)        (6)           324       14,941          22
Distributions from capital gains                       161,268         --         20,193           --          --
Net change in unrealized appreciation or
  depreciation of investments                         (666,286)      (695)      (108,392)    (218,453)     (3,062)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (525,073)      (711)       (89,732)    (200,088)     (2,959)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               1,292         --          1,117          250       1,073
Net transfers(1)                                        55,161         (3)         2,258       (3,819)         (4)
Contract terminations:
    Surrender benefits and contract charges            (34,620)        --         (4,186)    (184,287)       (232)
    Death benefits                                      (3,101)        --             --       (1,103)         --
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          18,732         (3)          (811)    (188,959)        837
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      1,009,110      1,649        189,634      806,038       9,072
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                           $  502,769     $  935      $  99,091    $ 416,991     $ 6,950
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 597,371         --         87,041      590,760       7,171
Contract purchase payments                                 918         --            571          194       1,086
Net transfers(1)                                        72,014         --          1,795       (3,272)         --
Contract terminations:
    Surrender benefits and contract charges            (31,196)        --         (2,318)    (143,150)       (207)
    Death benefits                                      (2,855)        --             --         (867)         --
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       636,252         --         87,089      443,665       8,050
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    143

STATEMENTS OF CHANGES IN NET ASSETS

                                              INVESCO VI    INVESCO VI   INVESCO VI      INVESCO VI         AB VPS BAL
                                             GLOBAL HLTH,    INTL GRO,    INTL GRO,   MID CAP CORE EQ,   WEALTH STRATEGY,
PERIOD ENDED DEC. 31, 2008 (CONTINUED)          SER II         SER I       SER II          SER II             CL B(2)
 OPERATIONS
Investment income (loss) -- net                 $   (7)      $   (879)   $   (8,628)      $    (93)          $   (763)
Net realized gain (loss) on sales of
  investments                                      (10)        10,139       (16,036)           566               (240)
Distributions from capital gains                   204          1,133        22,517          9,959                 --
Net change in unrealized appreciation or
  depreciation of investments                     (488)       (57,634)     (661,803)       (39,347)           (48,314)
-------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (301)       (47,241)     (663,950)       (28,915)           (49,317)
-------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          --            137       359,517             81              1,003
Net transfers(1)                                   (16)           (42)      436,963        (19,662)           288,057
Contract terminations:
    Surrender benefits and contract charges         --        (36,825)      (24,546)        (1,949)              (400)
    Death benefits                                  --           (684)       (4,091)          (788)                --
-------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (16)       (37,414)      767,843        (22,318)           288,660
-------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                  1,070        143,361     1,114,361        117,080                 --
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                       $  753       $ 58,706    $1,218,254       $ 65,847           $239,343
-------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --         76,739     1,069,008         90,988                 --
Contract purchase payments                          --             80       416,655             64                765
Net transfers(1)                                    --            (14)      544,544        (16,148)           290,208
Contract terminations:
    Surrender benefits and contract charges         --        (22,939)      (32,959)        (1,631)              (484)
    Death benefits                                  --           (410)       (6,101)          (633)                --
-------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    --         53,456     1,991,147         72,640            290,489
-------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 144    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      AB VPS         AB VPS        AB VPS        AB VPS        AC VP
                                                  GLOBAL THEMATI   GRO & INC,    INTL VAL,    LG CAP GRO,   INC & GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 GRO, CL B        CL B          CL B          CL B         CL I
 OPERATIONS
Investment income (loss) -- net                      $  (2,395)    $    4,398   $   (13,421)   $  (4,356)    $    874
Net realized gain (loss) on sales of investments         1,301        (27,834)      (27,625)       2,204          492
Distributions from capital gains                            --        218,480       185,142           --       14,169
Net change in unrealized appreciation or
  depreciation of investments                         (118,946)      (803,107)   (2,247,508)    (147,840)     (59,244)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (120,040)      (608,063)   (2,103,412)    (149,992)     (43,709)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --             --       502,315           --        2,561
Net transfers(1)                                         8,835         42,227       895,312       11,104       (4,962)
Contract terminations:
    Surrender benefits and contract charges             (6,574)      (126,410)      (74,195)     (43,558)     (44,102)
    Death benefits                                          --             --        (6,199)          --         (790)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           2,261        (84,183)    1,317,233      (32,454)     (47,293)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        247,892      1,529,880     3,278,070      381,123      160,979
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 130,113     $  837,634   $ 2,491,891    $ 198,677     $ 69,977
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                 130,154        831,312     2,119,899      225,068      119,119
Contract purchase payments                                  --             --       432,782           --        2,048
Net transfers(1)                                         5,509         32,148     1,054,610        9,843       (4,562)
Contract terminations:
    Surrender benefits and contract charges             (3,992)       (86,030)      (65,295)     (37,135)     (35,703)
    Death benefits                                          --             --        (6,165)          --         (644)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                       131,671        777,430     3,535,831      197,776       80,258
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    145

STATEMENTS OF CHANGES IN NET ASSETS

                                                          AC VP        AC VP       AC VP         AC VP        AC VP
                                                     INFLATION PROT,   INTL,   MID CAP VAL,      ULTRA,       VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                      CL II        CL II       CL II         CL II        CL I
 OPERATIONS
Investment income (loss) -- net                         $   58,455     $  --      $   (8)     $   (25,210)  $  1,012
Net realized gain (loss) on sales of investments            (3,716)        1          (2)         (19,674)    (1,569)
Distributions from capital gains                                --        71          --          298,163     12,226
Net change in unrealized appreciation or
  depreciation of investments                              (97,269)     (492)       (320)      (1,244,153)   (40,805)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                          (42,530)     (420)       (330)        (990,874)   (29,136)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  25,051        --         463            6,058        100
Net transfers(1)                                          (536,921)       --          (1)          32,405        107
Contract terminations:
    Surrender benefits and contract charges                (50,861)       --          --          (54,465)   (15,115)
    Death benefits                                          (2,877)       --          --           (3,139)      (814)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (565,608)       --         462          (19,141)   (15,722)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          1,853,238       928         936        2,356,691    116,404
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                               $1,245,100     $ 508      $1,068      $ 1,346,676   $ 71,546
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   1,683,033        --          --        2,000,823     65,970
Contract purchase payments                                  23,115        --         543            5,891         61
Net transfers(1)                                          (495,264)       --          --           38,189         73
Contract terminations:
    Surrender benefits and contract charges                (45,795)       --          --          (55,557)    (9,449)
    Death benefits                                          (2,558)       --          --           (2,839)      (499)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         1,162,531        --         543        1,986,507     56,156
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 146    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                   AC VP       COL           COL              COL              COL
                                                   VAL,     HI YIELD,   MARSICO GRO,   MARSICO INTL OPP,   SM CAP VAL,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               CL II     VS CL B       VS CL A          VS CL B          VS CL B
 OPERATIONS
Investment income (loss) -- net                  $    924   $  35,152    $   (27,341)        $    5         $  (18,973)
Net realized gain (loss) on sales of
  investments                                      (1,173)     (8,334)       (33,994)            (4)           (93,137)
Distributions from capital gains                   14,880          --             --            172            299,788
Net change in unrealized appreciation or
  depreciation of investments                     (51,143)   (130,085)    (1,390,574)          (728)          (895,887)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (36,512)   (103,267)    (1,451,909)          (555)          (708,209)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             --      11,411        803,345             --            635,088
Net transfers(1)                                       (1)    (29,119)       807,944             (2)            91,047
Contract terminations:
    Surrender benefits and contract charges        (1,646)    (13,628)       (56,349)            --            (43,233)
    Death benefits                                     --          --         (9,594)            --             (7,703)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions     (1,647)    (31,336)     1,545,346             (2)           675,199
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                   131,901     430,874      2,555,067          1,138          2,084,391
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 93,742   $ 296,271    $ 2,648,504         $  581         $2,051,381
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year            112,618     401,727      2,274,997             --          1,817,906
Contract purchase payments                             --      12,481        861,482             --            605,966
Net transfers(1)                                       --     (28,485)       893,132             --            147,276
Contract terminations:
    Surrender benefits and contract charges        (1,634)    (13,646)       (68,640)            --            (44,906)
    Death benefits                                     --          --        (12,336)            --             (8,392)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                  110,984     372,077      3,948,635             --          2,517,850
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    147

STATEMENTS OF CHANGES IN NET ASSETS

                                                         CS         DREY IP       DREY IP    DREY VIF   DREY VIF
                                                     COMMODITY   MIDCAP STOCK,   TECH GRO,     APPR,    INTL EQ,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   RETURN         SERV          SERV       SERV       SERV
 OPERATIONS
Investment income (loss) -- net                        $   10       $   (177)    $  (5,739)   $    37    $     1
Net realized gain (loss) on sales of investments           (1)          (421)        1,882         (3)       (16)
Distributions from capital gains                           62          4,891            --        705        199
Net change in unrealized appreciation or
  depreciation of investments                            (432)       (19,315)     (212,139)    (4,102)    (3,360)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (361)       (15,022)     (215,996)    (3,363)    (3,176)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --             --         1,250         --         --
Net transfers(1)                                           (1)         2,363         8,328         (3)        (1)
Contract terminations:
    Surrender benefits and contract charges                --             (9)      (12,875)        (9)        --
    Death benefits                                         --             --          (775)        --         --
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (1)         2,354        (4,072)       (12)        (1)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,058         34,490       528,883     10,981      7,343
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  696       $ 21,822     $ 308,815    $ 7,606    $ 4,166
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --         28,520       436,129      7,483      5,781
Contract purchase payments                                 --             --         1,217         --         --
Net transfers(1)                                           --          2,237        15,466         --         --
Contract terminations:
    Surrender benefits and contract charges                --             (8)      (12,723)        (9)        --
    Death benefits                                         --             --          (682)        --         --
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --         30,749       439,407      7,474      5,781
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 148    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                      DREY VIF       EV VT         FID VIP      FID VIP      FID VIP
                                                     INTL VAL,   FLOATING-RATE   CONTRAFUND,   GRO, SERV   INVEST GR,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    SERV          INC         SERV CL 2       CL 2      SERV CL 2
 OPERATIONS
Investment income (loss) -- net                        $   15      $   45,146    $   (60,627)  $  (4,698)  $   88,041
Net realized gain (loss) on sales of investments           (4)        (15,691)      (430,802)      2,882      (44,800)
Distributions from capital gains                          188              --        371,004          --        2,719
Net change in unrealized appreciation or
  depreciation of investments                            (667)       (354,046)    (6,714,279)   (362,080)    (228,743)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                        (468)       (324,591)    (6,834,704)   (363,896)    (182,783)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                 --         271,262        879,498       6,124      566,342
Net transfers(1)                                           (3)         75,313         40,820      20,334     (673,794)
Contract terminations:
    Surrender benefits and contract charges                --         (27,567)      (361,383)    (13,111)    (109,164)
    Death benefits                                         --          (2,640)       (31,664)         --       (6,948)
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions             (3)        316,368        527,271      13,347     (223,564)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         1,216         919,274     15,528,321     744,388    3,441,399
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $  745      $  911,051    $ 9,220,888   $ 393,839   $3,035,052
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     --         925,995      8,156,509     387,408    3,227,572
Contract purchase payments                                 --         292,888        662,767       3,559      537,849
Net transfers(1)                                           --          97,492        152,565      12,619     (665,403)
Contract terminations:
    Surrender benefits and contract charges                --         (32,644)      (225,088)     (9,182)    (104,566)
    Death benefits                                         --          (2,728)       (20,832)         --       (6,674)
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           --       1,281,003      8,725,921     394,404    2,988,778
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    149

STATEMENTS OF CHANGES IN NET ASSETS

                                                   FID VIP      FID VIP    FTVIPT FRANK   FTVIPT FRANK   FTVIPT FRANK
                                                   MID CAP,    OVERSEAS,    GLOBAL REAL     INC SEC,     RISING DIVD,
YEAR ENDED DEC. 31, 2008 (CONTINUED)              SERV CL 2    SERV CL 2     EST, CL 2        CL 2           CL 2
 OPERATIONS
Investment income (loss) -- net                  $   (55,258)  $   8,298     $    (668)      $    94         $  10
Net realized gain (loss) on sales of
  investments                                        (62,725)    (15,989)      (21,545)           (4)           (1)
Distributions from capital gains                     797,136      94,830        73,067            52             7
Net change in unrealized appreciation or
  depreciation of investments                     (3,106,086)   (515,608)     (184,600)       (1,052)         (279)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                 (2,426,933)   (428,469)     (133,746)         (910)         (263)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           413,096       2,897            --           463            --
Net transfers(1)                                     451,522     (36,974)       (6,058)           (3)           (4)
Contract terminations:
    Surrender benefits and contract charges         (195,606)    (14,512)      (12,680)           (4)           --
    Death benefits                                    (4,912)     (1,598)           --            --            --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       664,100     (50,187)      (18,738)          456            (4)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    5,611,366     982,439       314,239         2,608           959
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 3,848,533   $ 503,783     $ 161,755       $ 2,154         $ 692
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             2,467,067     376,373       170,624         1,214            --
Contract purchase payments                           295,338       1,269            --           513            --
Net transfers(1)                                     389,590     (15,690)       (8,170)           --            --
Contract terminations:
    Surrender benefits and contract charges         (100,000)     (7,340)       (7,981)           (2)           --
    Death benefits                                    (4,964)     (1,022)           --            --            --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   3,047,031     353,590       154,473         1,725            --
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 150    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                               FTVIPT FRANK   FTVIPT FRANK       FTVIPT        FTVIPT       FTVIPT
                                                  SM CAP       SM MID CAP    MUTUAL SHARES    TEMP FOR   TEMP GLOBAL
YEAR ENDED DEC. 31, 2008 (CONTINUED)             VAL, CL 2      GRO, CL 2      SEC, CL 2     SEC, CL 2    BOND, CL 2
 OPERATIONS
Investment income (loss) -- net                  $    (749)    $  (13,434)    $    64,079    $   7,722    $   68,150
Net realized gain (loss) on sales of
  investments                                       (9,550)       (17,523)        (37,874)      (2,801)       62,290
Distributions from capital gains                    43,916        126,457         163,105       69,096            --
Net change in unrealized appreciation or
  depreciation of investments                     (235,578)      (628,048)     (1,930,645)    (425,014)      (19,820)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (201,961)      (532,548)     (1,741,335)    (350,997)      110,620
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                             651          2,021           7,293          150       568,777
Net transfers(1)                                    (9,092)        38,151         (67,960)      10,988      (697,449)
Contract terminations:
    Surrender benefits and contract charges        (34,605)       (34,420)       (230,324)     (40,996)      (78,267)
    Death benefits                                      --             --         (50,261)          --        (6,961)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                     (43,046)         5,752        (341,252)     (29,858)     (213,900)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    620,935      1,220,773       4,754,663      861,539     2,627,208
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 375,928     $  693,977     $ 2,672,076    $ 480,684    $2,523,928
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             287,659        623,616       2,603,753      344,408     2,194,037
Contract purchase payments                             321          1,198           4,420           86       462,570
Net transfers(1)                                    (7,073)        26,826         (65,350)       2,692      (571,733)
Contract terminations:
    Surrender benefits and contract charges        (17,813)       (27,137)       (152,202)     (20,765)      (64,039)
    Death benefits                                      --             --         (29,239)          --        (5,796)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   263,094        624,503       2,361,382      326,421     2,015,039
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    151

STATEMENTS OF CHANGES IN NET ASSETS

                                                 FTVIPT       GS VIT           GS VIT        JANUS ASPEN   JANUS ASPEN
                                                TEMP GRO   MID CAP VAL,   STRUCTD U.S. EQ,       BAL,         JANUS,
YEAR ENDED DEC. 31, 2008 (CONTINUED)           SEC, CL 2       INST             INST             INST          SERV
 OPERATIONS
Investment income (loss) -- net                  $   9      $    (5,304)        $   8         $   15,173   $   (19,797)
Net realized gain (loss) on sales of
  investments                                       (1)        (125,168)           (2)            56,639       (62,775)
Distributions from capital gains                    55            5,051             7            105,062            --
Net change in unrealized appreciation or
  depreciation of investments                     (479)        (914,606)         (349)          (436,353)   (1,360,231)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (416)      (1,040,027)         (336)          (259,479)   (1,442,803)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                          --          381,129            --              3,598       841,267
Net transfers(1)                                    (1)        (217,103)           (1)            (7,601)      249,155
Contract terminations:
    Surrender benefits and contract charges         --          (54,956)           --           (697,962)      (55,307)
    Death benefits                                  --           (6,102)           --            (45,060)       (9,307)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract
  transactions                                      (1)         102,968            (1)          (747,025)    1,025,808
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    976        2,839,294           902          2,003,290     2,971,897
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 559      $ 1,902,235         $ 565         $  996,786   $ 2,554,902
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              --        2,196,149            --          1,089,590     2,815,411
Contract purchase payments                          --          346,202            --              1,985       939,468
Net transfers(1)                                    --         (107,592)           --             (5,251)      408,594
Contract terminations:
    Surrender benefits and contract charges         --          (49,596)           --           (407,543)      (70,476)
    Death benefits                                  --           (6,163)           --            (25,635)      (12,899)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    --        2,379,000            --            653,146     4,080,098
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 152    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                JANUS ASPEN      LM CB           MFS           MFS           MFS
                                                   WORLD,     VAR SM CAP   INV GRO STOCK,    NEW DIS,   TOTAL RETURN,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                INST       GRO, CL I       SERV CL       SERV CL       SERV CL
 OPERATIONS
Investment income (loss) -- net                  $    (808)      $  (6)       $  (2,935)    $  (3,353)    $   50,370
Net realized gain (loss) on sales of
  investments                                      (25,804)         (2)           2,192        (2,568)       (81,426)
Distributions from capital gains                        --          29           15,607        55,506        196,402
Net change in unrealized appreciation or
  depreciation of investments                     (114,573)       (420)        (156,343)     (177,548)      (986,927)
---------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                       (141,185)       (399)        (141,479)     (127,963)      (821,581)
---------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,530          --               --         3,941         17,870
Net transfers(1)                                    (1,658)         (3)              --         4,018       (176,739)
Contract terminations:
    Surrender benefits and contract charges       (134,114)         --          (20,400)      (10,170)       (97,278)
    Death benefits                                  (1,702)         --               --            --             --
---------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions    (135,944)         (3)         (20,400)       (2,211)      (256,147)
---------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                    423,454         976          388,834       319,172      3,518,283
---------------------------------------------------------------------------------------------------------------------
Net assets at end of year                        $ 146,325       $ 574        $ 226,955     $ 188,998     $2,440,555
---------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year             298,798          --          239,906       187,822      2,388,892
Contract purchase payments                           1,186          --               --         2,437         12,940
Net transfers(1)                                    (1,312)         --               --         3,300       (161,731)
Contract terminations:
    Surrender benefits and contract charges       (108,381)         --          (14,968)       (7,410)       (79,350)
    Death benefits                                  (1,327)         --               --            --             --
---------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                   188,964          --          224,938       186,149      2,160,751
---------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    153

STATEMENTS OF CHANGES IN NET ASSETS

                                                          MFS        NACM       OPCAP       OPPEN         OPPEN
                                                      UTILITIES,    SM CAP,    MANAGED,    CAP APPR   CAP APPR VA,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    SERV CL      CL I        CL I         VA          SERV
 OPERATIONS
Investment income (loss) -- net                        $     13    $ (1,403)  $   2,899   $  (3,943)   $   (47,074)
Net realized gain (loss) on sales of investments          1,257      (7,539)    (28,147)      9,407         47,591
Distributions from capital gains                         21,108      24,096      15,694          --             --
Net change in unrealized appreciation or
  depreciation of investments                           (85,185)    (64,073)    (61,834)   (178,907)    (1,988,285)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (62,807)    (48,919)    (71,388)   (173,443)    (1,987,768)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  628       1,099         100       1,550         16,526
Net transfers(1)                                         49,915         522      (5,324)      1,376        126,157
Contract terminations:
    Surrender benefits and contract charges              (2,349)    (39,537)   (139,030)   (179,853)      (332,805)
    Death benefits                                           --        (830)     (4,063)       (451)        (1,953)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           48,194     (38,746)   (148,317)   (177,378)      (192,075)
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                         159,409     147,618     344,516     525,543      4,570,190
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $144,796    $ 59,953   $ 124,811   $ 174,722    $ 2,390,347
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                   49,188      64,953     245,609     319,505      2,757,723
Contract purchase payments                                  315         528          78       1,062         13,097
Net transfers(1)                                         23,999         253      (4,110)      1,299        167,853
Contract terminations:
    Surrender benefits and contract charges                (842)    (19,485)   (110,197)   (123,832)      (226,431)
    Death benefits                                           --        (412)     (3,047)       (309)        (1,618)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         72,660      45,837     128,333     197,725      2,710,624
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 154    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                     OPPEN         OPPEN        OPPEN         OPPEN       OPPEN GLOBAL
                                                GLOBAL SEC VA,     HI INC    HI INC VA,    MAIN ST SM    STRATEGIC INC
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 SERV            VA         SERV      CAP VA, SERV      VA, SERV
 OPERATIONS
Investment income (loss) -- net                    $    (199)    $   6,227    $  13,576    $   (23,326)   $   284,723
Net realized gain (loss) on sales of
  investments                                         (9,811)      (22,930)     (35,204)        (8,244)        (6,013)
Distributions from capital gains                      36,146            --           --        118,748         94,328
Net change in unrealized appreciation or
  depreciation of investments                       (296,218)      (63,327)    (164,688)    (1,044,374)    (1,716,760)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                         (270,082)      (80,030)    (186,316)      (957,196)    (1,343,722)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                               607           310          850         10,252        858,754
Net transfers(1)                                       1,946            68       49,749           (928)      (669,947)
Contract terminations:
    Surrender benefits and contract charges          (26,880)      (98,668)     (93,870)       (57,804)      (562,544)
    Death benefits                                        --        (1,987)          --             --        (55,609)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       (24,327)     (100,277)     (43,271)       (48,480)      (429,346)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      653,334       199,713      286,004      2,483,312      8,728,245
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 358,925     $  19,406    $  56,417    $ 1,477,636    $ 6,955,177
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               273,772       143,717      212,716      1,250,913      6,604,926
Contract purchase payments                               642           246        1,073          6,755        705,905
Net transfers(1)                                      (3,066)           46       60,472          1,286       (544,167)
Contract terminations:
    Surrender benefits and contract charges          (15,287)      (76,135)     (78,224)       (38,721)      (424,606)
    Death benefits                                        --        (1,469)          --             --        (40,982)
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     256,061        66,405      196,037      1,220,233      6,301,076
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    155

STATEMENTS OF CHANGES IN NET ASSETS

                                                    PIMCO VIT    PUT VT     PUT VT          PUT VT          PUT VT
                                                   ALL ASSET,   DIV INC,   DIV INC,   GLOBAL HLTH CARE,   GRO & INC,
YEAR ENDED DEC. 31, 2008 (CONTINUED)               ADVISOR CL     CL IA      CL IB          CL IB            CL IA
 OPERATIONS
Investment income (loss) -- net                    $  141,572   $  4,072   $  9,051         $  (4)         $  2,301
Net realized gain (loss) on sales of investments      (56,749)    (6,575)   (13,445)           --           (30,325)
Distributions from capital gains                        9,248         --         --             6            34,308
Net change in unrealized appreciation or
  depreciation of investments                        (660,409)   (24,086)   (47,742)         (118)          (90,069)
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                    (566,338)   (26,589)   (52,136)         (116)          (83,785)
--------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                            801,407         --        650            --                --
Net transfers(1)                                     (147,555)        --     (5,137)           (1)           (8,360)
Contract terminations:
    Surrender benefits and contract charges           (64,767)   (21,770)   (78,209)           --           (54,005)
    Death benefits                                     (9,561)    (3,090)    (4,863)           --            (1,974)
--------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions        579,524    (24,860)   (87,559)           (1)          (64,339)
--------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     2,729,582    101,535    237,883           664           258,135
--------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $2,742,768   $ 50,086   $ 98,188         $ 547          $110,011
--------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              2,635,360     68,771    158,205            --           175,658
Contract purchase payments                            803,407         --        451            --                --
Net transfers(1)                                     (164,645)        --     (3,506)           --            (6,214)
Contract terminations:
    Surrender benefits and contract charges           (69,586)   (16,792)   (56,150)           --           (44,419)
    Death benefits                                    (10,463)    (2,123)    (3,278)           --            (1,444)
--------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                    3,194,073     49,856     95,722            --           123,581
--------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 156    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                          PUT VT       PUT VT      PUT VT     PUT VT     PUT VT
                                                        GRO & INC,   HI YIELD,   HI YIELD,   INTL EQ,   NEW OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                       CL IB       CL IA       CL IB       CL IB      CL IA
 OPERATIONS
Investment income (loss) -- net                          $   4,063    $  7,632    $  9,706   $    888   $   (519)
Net realized gain (loss) on sales of investments          (103,250)    (16,804)    (10,514)      (305)    (9,381)
Distributions from capital gains                            84,235          --          --     18,461         --
Net change in unrealized appreciation or depreciation
  of investments                                          (183,284)    (14,216)    (28,679)   (82,040)   (10,779)
----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                              (198,236)    (23,388)    (29,487)   (62,996)   (20,679)
----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                     166          --         300         --         --
Net transfers(1)                                            (1,267)     (4,616)        (72)       951         --
Contract terminations:
    Surrender benefits and contract charges               (222,035)    (30,766)    (32,538)    (2,154)   (26,076)
    Death benefits                                         (19,492)     (7,422)     (5,508)        --     (1,099)
----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions            (242,628)    (42,804)    (37,818)    (1,203)   (27,175)
----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            668,578     122,525     143,359    141,782     73,866
----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                $ 227,714    $ 56,333    $ 76,054   $ 77,583   $ 26,012
----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                     514,601      88,178      95,988     59,343     56,766
Contract purchase payments                                     146          --         207         --         --
Net transfers(1)                                            (2,243)     (3,437)        (47)       534         --
Contract terminations:
    Surrender benefits and contract charges               (205,569)    (23,832)    (22,519)    (1,156)   (22,848)
    Death benefits                                         (19,101)     (5,346)     (3,778)        --       (890)
----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                           287,834      55,563      69,851     58,721     33,028
----------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    157

STATEMENTS OF CHANGES IN NET ASSETS

                                                        PUT VT       PUT VT      PUT VT      PUT VT      VP DAVIS
                                                      RESEARCH,   SM CAP VAL,    VISTA,     VOYAGER,   NY VENTURE,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                    CL IB        CL IB        CL IB      CL IB         CL 3
 OPERATIONS
Investment income (loss) -- net                        $   (53)     $     66    $   (359)  $  (3,968)  $   (29,655)
Net realized gain (loss) on sales of investments          (132)       (3,574)        820    (102,801)      (30,896)
Distributions from capital gains                            --        25,896          --          --        17,431
Net change in unrealized appreciation or
  depreciation of investments                           (2,801)      (69,670)    (14,646)    (24,338)   (1,092,199)
------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                            (2,986)      (47,282)    (14,185)   (131,107)   (1,135,319)
------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                  --            --          75         100       652,399
Net transfers(1)                                         8,303         6,626          --        (707)      500,874
Contract terminations:
    Surrender benefits and contract charges               (136)         (601)     (3,336)   (177,699)      (44,568)
    Death benefits                                          --            --          --      (9,180)       (8,061)
------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           8,167         6,025      (3,261)   (187,486)    1,100,644
------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                            596       119,543      33,309     489,186     2,130,199
------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 5,777      $ 78,286    $ 15,863   $ 170,593   $ 2,095,524
------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                      --       108,984      17,406     410,200     2,149,791
Contract purchase payments                                  --            --          --          95       765,962
Net transfers(1)                                         5,616        10,858          --      (1,382)      646,183
Contract terminations:
    Surrender benefits and contract charges                (45)         (588)     (2,010)   (169,627)      (59,714)
    Death benefits                                          --            --          --      (8,901)      (11,823)
------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                         5,571       119,254      15,396     230,385     3,490,399
------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 158    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                       VP GS        VP PTNRS      RVS VP      RVS VP       RVS VP
                                                   MID CAP VAL,   SM CAP VAL,      BAL,     CASH MGMT,    DIV BOND,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL 3           CL 3         CL 3        CL 3         CL 3
 OPERATIONS
Investment income (loss) -- net                        $  --       $  (17,558)  $  (6,236)  $   11,090   $  (60,975)
Net realized gain (loss) on sales of investments          (8)         (43,889)    (38,797)         (88)     (73,473)
Distributions from capital gains                           7           56,764      40,975           --           --
Net change in unrealized appreciation or
  depreciation of investments                           (339)        (496,211)   (184,809)        (306)    (393,509)
-------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                       (340)        (500,894)   (188,867)      10,696     (527,957)
-------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                --            7,351         100       32,658    1,252,365
Net transfers(1)                                         (11)         (95,074)    (49,450)      65,071     (382,262)
Contract terminations:
    Surrender benefits and contract charges               --          (46,859)   (155,131)    (173,431)    (333,945)
    Death benefits                                        --           (2,679)     (4,083)      (6,370)     (26,594)
-------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions           (11)        (137,261)   (208,564)     (82,072)     509,564
-------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                          927        1,671,480     752,922    1,228,884    5,972,207
-------------------------------------------------------------------------------------------------------------------
Net assets at end of year                              $ 576       $1,033,325   $ 355,491   $1,157,508   $5,953,814
-------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                    --        1,062,021     571,885    1,127,261    5,309,784
Contract purchase payments                                --            5,764          81       28,387    1,165,622
Net transfers(1)                                          --          (58,844)    (39,266)      60,537     (390,188)
Contract terminations:
    Surrender benefits and contract charges               --          (28,535)   (138,996)    (151,455)    (291,278)
    Death benefits                                        --           (2,282)     (3,215)      (5,554)     (23,766)
-------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                          --          978,124     390,489    1,059,176    5,770,174
-------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    159

STATEMENTS OF CHANGES IN NET ASSETS

                                                      RVS VP       RVS VP         RVS VP          RVS VP       RVS VP
                                                   DIV EQ INC,    DYN EQ,    GLOBAL INFLATION    HI YIELD     INC OPP,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                   CL 3         CL 3      PROT SEC, CL 3    BOND, CL 3      CL 3
 OPERATIONS
Investment income (loss) -- net                    $   (79,666)  $  (7,378)     $   26,817       $ (2,640)   $  (20,809)
Net realized gain (loss) on sales of investments       (83,079)    (27,771)         17,017         (3,400)      (38,183)
Distributions from capital gains                       517,718      72,902              --             --            --
Net change in unrealized appreciation or
  depreciation of investments                       (3,633,882)   (382,181)        (76,713)       (61,323)     (342,407)
-----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (3,278,909)   (344,428)        (32,879)       (67,363)     (401,399)
-----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                           1,042,457         706         526,725          7,786       473,929
Net transfers(1)                                     1,387,442      27,316        (517,703)       (16,740)      (81,215)
Contract terminations:
    Surrender benefits and contract charges           (156,193)    (96,895)        (56,940)        (6,467)      (40,180)
    Death benefits                                     (12,049)     (6,815)         (5,188)            --        (5,027)
-----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions       2,261,657     (75,688)        (53,106)       (15,421)      347,507
-----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                      6,518,029     874,839       2,071,489        274,946     1,665,427
-----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 5,500,777   $ 454,723      $1,985,504       $192,162    $1,611,535
-----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year               3,688,150     705,406       1,893,165        228,853     1,525,079
Contract purchase payments                             801,138         618         475,351          7,881       455,324
Net transfers(1)                                     1,136,977      32,003        (474,549)       (14,601)      (90,144)
Contract terminations:
    Surrender benefits and contract charges           (103,184)    (90,470)        (50,385)        (6,104)      (39,635)
    Death benefits                                     (13,513)     (5,935)         (4,694)            --        (5,048)
-----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     5,509,568     641,622       1,838,888        216,029     1,845,576
-----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 160    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                    RVS VP         RVS VP        RVS VP          RVS VP        SEL VP
                                                 MID CAP GRO,   MID CAP VAL,    S&P 500,    SHORT DURATION,     GRO,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                 CL 3           CL 3          CL 3            CL 3          CL 3
 OPERATIONS
Investment income (loss) -- net                    $ (1,280)        $  --      $  (17,524)     $  (16,326)    $   (464)
Net realized gain (loss) on sales of
  investments                                        (5,299)           --             992          (3,475)        (104)
Distributions from capital gains                        782           173          58,152              --           --
Net change in unrealized appreciation or
  depreciation of investments                       (45,541)         (578)       (699,041)        (37,374)     (28,500)
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                   (51,338)         (405)       (657,421)        (57,175)     (29,068)
----------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              100            --           4,962          29,254           --
Net transfers(1)                                        (57)           --          36,956         188,650        2,319
Contract terminations:
    Surrender benefits and contract charges         (43,048)           --         (62,662)       (101,656)      (4,025)
    Death benefits                                   (1,368)           --              --              --           --
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions      (44,373)           --         (20,744)        116,248       (1,706)
----------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                     148,089           898       1,749,922       1,435,371       65,446
----------------------------------------------------------------------------------------------------------------------
Net assets at end of year                          $ 52,378         $ 493      $1,071,757      $1,494,444     $ 34,672
----------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year              137,490            --         997,586       1,350,237       40,173
Contract purchase payments                              108            --           3,107          27,899           --
Net transfers(1)                                        (33)           --          27,344         183,560        1,742
Contract terminations:
    Surrender benefits and contract charges         (46,989)           --         (43,787)        (97,609)      (3,243)
    Death benefits                                   (1,381)           --              --              --           --
----------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                     89,195            --         984,250       1,464,087       38,672
----------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    161

STATEMENTS OF CHANGES IN NET ASSETS

                                                     SEL VP       THDL VP      THDL VP      VANK LIT        VANK UIF
                                                  LG CAP VAL,    EMER MKTS,   INTL OPP,    COMSTOCK,    GLOBAL REAL EST,
YEAR ENDED DEC. 31, 2008 (CONTINUED)                  CL 3          CL 3         CL 3        CL II            CL II
 OPERATIONS
Investment income (loss) -- net                      $  --      $   (14,251)   $    531   $    39,935      $    8,234
Net realized gain (loss) on sales of investments        (1)           2,518       1,846      (143,714)        (25,072)
Distributions from capital gains                        13          378,120          --       263,696          38,877
Net change in unrealized appreciation or
  depreciation of investments                         (296)      (1,964,246)    (31,666)   (2,357,308)       (403,644)
------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
  from operations                                     (284)      (1,597,859)    (29,289)   (2,197,391)       (381,605)
------------------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                              --          375,929         100       526,151         182,448
Net transfers(1)                                        (1)         678,389         (76)      267,256         399,435
Contract terminations:
    Surrender benefits and contract charges             --          (48,687)    (22,291)     (137,975)        (12,736)
    Death benefits                                      --           (4,807)       (547)      (10,763)         (2,082)
------------------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions          (1)       1,000,824     (22,814)      644,669         567,065
------------------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                        718        2,470,586      89,006     5,520,596         496,357
------------------------------------------------------------------------------------------------------------------------
Net assets at end of year                            $ 433      $ 1,873,551    $ 36,903   $ 3,967,874      $  681,817
------------------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                  --        1,073,593      58,862     4,790,414         582,601
Contract purchase payments                              --          223,420          73       543,467         251,093
Net transfers(1)                                        --          550,711         (38)      278,588         652,442
Contract terminations:
    Surrender benefits and contract charges             --          (27,851)    (17,138)     (141,708)        (21,663)
    Death benefits                                      --           (3,359)       (405)      (11,981)         (3,723)
------------------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                        --        1,816,514      41,354     5,458,780       1,460,750
------------------------------------------------------------------------------------------------------------------------



See accompanying notes to financial statements.


 162    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

STATEMENTS OF CHANGES IN NET ASSETS

                                                           VANK UIF        VANK UIF
                                                         MID CAP GRO,   U.S. REAL EST,      WANGER       WANGER
YEAR ENDED DEC. 31, 2008 (CONTINUED)                         CL II           CL II           INTL          USA
 OPERATIONS
Investment income (loss) -- net                              $   1         $    716      $   (11,949)  $  (20,137)
Net realized gain (loss) on sales of investments                (2)          (1,030)         (15,876)     (34,557)
Distributions from capital gains                               210           19,697          344,376      177,339
Net change in unrealized appreciation or depreciation
  of investments                                              (670)         (40,759)      (1,873,892)    (833,682)
-----------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from
  operations                                                  (461)         (21,376)      (1,557,341)    (711,037)
-----------------------------------------------------------------------------------------------------------------

 CONTRACT TRANSACTIONS
Contract purchase payments                                      --            2,418          403,972      220,112
Net transfers(1)                                                (1)           6,579          769,398      102,068
Contract terminations:
    Surrender benefits and contract charges                     --           (1,540)         (64,394)     (38,734)
    Death benefits                                              --               --           (6,785)      (3,267)
-----------------------------------------------------------------------------------------------------------------
Increase (decrease) from contract transactions                  (1)           7,457        1,102,191      280,179
-----------------------------------------------------------------------------------------------------------------
Net assets at beginning of year                                980           57,316        2,756,733    1,633,509
-----------------------------------------------------------------------------------------------------------------
Net assets at end of year                                    $ 518         $ 43,397      $ 2,301,583   $1,202,651
-----------------------------------------------------------------------------------------------------------------

 ACCUMULATION UNIT ACTIVITY
Units outstanding at beginning of year                          --           42,006        1,514,813    1,334,025
Contract purchase payments                                      --            2,175          297,628      214,820
Net transfers(1)                                                --            9,261          657,190      153,111
Contract terminations:
    Surrender benefits and contract charges                     --           (1,278)         (45,718)     (38,054)
    Death benefits                                              --               --           (5,396)      (3,488)
-----------------------------------------------------------------------------------------------------------------
Units outstanding at end of year                                --           52,164        2,418,517    1,660,414
-----------------------------------------------------------------------------------------------------------------



(1)   Includes transfer activity from (to) other divisions and transfers from
      (to) RiverSource Life of NY's fixed account.

(2)   For the period Sept. 26, 2008 (commencement of operations) to Dec. 31,
      2008.

See accompanying notes to financial statements.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    163

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION
RiverSource of New York Variable Annuity Account 2 (the Account) was established under New York law as a segregated asset account of RiverSource Life Insurance Co. of New York (RiverSource Life of NY). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940
Act) and exists in accordance with the rules and regulations of the New York State Insurance Department.

The Account is used as a funding vehicle for individual variable annuity contracts issued by RiverSource Life of NY. The following is a list of each variable annuity product funded through the Account.

RiverSource(R) Endeavor Select Variable Annuity (Endeavor Select)
RiverSource(R) FlexChoice Select Variable Annuity (FlexChoice Select) RiverSource(R) Innovations Select Variable Annuity (Innovations Select) RiverSource(R) Innovations Variable Annuity (Innovations)*
RiverSource(R) Personal Portfolio Variable Annuity (Personal Portfolio)* RiverSource(R) Personal Portfolio Plus(2) Variable Annuity (Personal Portfolio Plus(2))*

   * New contracts are no longer being issued for this product. As a result, an annual contract prospectus and statement of additional information are no longer distributed. An annual report for this product is distributed to all current contract holders.

The Account is comprised of various divisions. Each division invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as open-end management investment companies. The name of each Fund and the corresponding division name are provided below. Each division is comprised of subaccounts. Individual variable annuity accounts invest in subaccounts.

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Invesco VI Basic Val, Ser II       Invesco V.I. Basic Value Fund, Series II Shares
                                     (previously AIM V.I. Basic Value Fund, Series II Shares)
Invesco VI Cap Appr, Ser II        Invesco V.I. Capital Appreciation Fund, Series II Shares
                                     (previously AIM V.I. Capital Appreciation Fund, Series II Shares)
Invesco VI Cap Dev, Ser II         Invesco V.I. Capital Development Fund, Series II Shares
                                     (previously AIM V.I. Capital Development Fund, Series II Shares)
Invesco VI Core Eq, Ser I          Invesco V.I. Core Equity Fund, Series I Shares
                                     (previously AIM V.I. Core Equity Fund, Series I Shares)
Invesco VI Core Eq, Ser II         Invesco V.I. Core Equity Fund, Series II Shares
                                     (previously AIM V.I. Core Equity Fund, Series II Shares)
Invesco VI Global Hlth, Ser II     Invesco V.I. Global Health Care Fund, Series II Shares
                                     (previously AIM V.I. Global Health Care Fund, Series II Shares)
Invesco VI Intl Gro, Ser I         Invesco V.I. International Growth Fund, Series I Shares
                                     (previously AIM V.I. International Growth Fund, Series I Shares)
Invesco VI Intl Gro, Ser II        Invesco V.I. International Growth Fund, Series II Shares
                                     (previously AIM V.I. International Growth Fund, Series II Shares)
Invesco VI Mid Cap Core Eq, Ser    Invesco V.I. Mid Cap Core Equity Fund, Series II Shares
  II                                 (previously AIM V.I. Mid Cap Core Equity Fund, Series II Shares)
AB VPS Bal Wealth Strategy, Cl B   AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B)(1)
AB VPS Global Thematic Gro, Cl B   AllianceBernstein VPS Global Thematic Growth Portfolio (Class B)
                                     (previously AllianceBernstein VPS Global Technology Portfolio (Class B))
AB VPS Gro & Inc, Cl B             AllianceBernstein VPS Growth and Income Portfolio (Class B)
AB VPS Intl Val, Cl B              AllianceBernstein VPS International Value Portfolio (Class B)
AB VPS Lg Cap Gro, Cl B            AllianceBernstein VPS Large Cap Growth Portfolio (Class B)
AC VP Inc & Gro, Cl I              American Century VP Income & Growth, Class I
AC VP Inflation Prot, Cl II        American Century VP Inflation Protection, Class II
AC VP Intl, Cl II                  American Century VP International, Class II
AC VP Mid Cap Val, Cl II           American Century VP Mid Cap Value, Class II
AC VP Ultra, Cl II                 American Century VP Ultra(R), Class II
AC VP Val, Cl I                    American Century VP Value, Class I
AC VP Val, Cl II                   American Century VP Value, Class II
Col Hi Yield, VS Cl B              Columbia High Yield Fund, Variable Series, Class B
Col Marsico Gro, VS Cl A           Columbia Marsico Growth Fund, Variable Series, Class A
Col Marsico Intl Opp, VS Cl B      Columbia Marsico International Opportunities Fund, Variable Series, Class B
Col Sm Cap Val, VS Cl B            Columbia Small Cap Value Fund, Variable Series, Class B
CS Commodity Return                Credit Suisse Trust - Commodity Return Strategy Portfolio
Drey IP MidCap Stock, Serv         Dreyfus Investment Portfolios MidCap Stock Portfolio, Service Shares
Drey IP Tech Gro, Serv             Dreyfus Investment Portfolios Technology Growth Portfolio, Service Shares
Drey VIF Appr, Serv                Dreyfus Variable Investment Fund Appreciation Portfolio, Service Shares

-




 164    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
Drey VIF Intl Eq, Serv             Dreyfus Variable Investment Fund International Equity Portfolio, Service
                                     Shares
Drey VIF Intl Val, Serv            Dreyfus Variable Investment Fund International Value Portfolio, Service
                                     Shares
EV VT Floating-Rate Inc            Eaton Vance VT Floating-Rate Income Fund
Fid VIP Contrafund, Serv Cl 2      Fidelity(R) VIP Contrafund(R) Portfolio Service Class 2
Fid VIP Gro, Serv Cl 2             Fidelity(R) VIP Growth Portfolio Service Class 2
Fid VIP Invest Gr, Serv Cl 2       Fidelity(R) VIP Investment Grade Bond Portfolio Service Class 2
Fid VIP Mid Cap, Serv Cl 2         Fidelity(R) VIP Mid Cap Portfolio Service Class 2
Fid VIP Overseas, Serv Cl 2        Fidelity(R) VIP Overseas Portfolio Service Class 2
FTVIPT Frank Global Real Est, Cl   FTVIPT Franklin Global Real Estate Securities Fund - Class 2
  2
FTVIPT Frank Inc Sec, Cl 2         FTVIPT Franklin Income Securities Fund - Class 2
FTVIPT Frank Rising Divd, Cl 2     FTVIPT Franklin Rising Dividends Securities Fund - Class 2
FTVIPT Frank Sm Cap Val, Cl 2      FTVIPT Franklin Small Cap Value Securities Fund - Class 2
FTVIPT Frank Sm Mid Cap Gro, Cl 2  FTVIPT Franklin Small-Mid Cap Growth Securities Fund - Class 2
FTVIPT Mutual Shares Sec, Cl 2     FTVIPT Mutual Shares Securities Fund - Class 2
FTVIPT Temp For Sec, Cl 2          FTVIPT Templeton Foreign Securities Fund - Class 2
FTVIPT Temp Global Bond, Cl 2      FTVIPT Templeton Global Bond Securities Fund - Class 2
FTVIPT Temp Gro Sec, Cl 2          FTVIPT Templeton Growth Securities Fund - Class 2
GS VIT Mid Cap Val, Inst           Goldman Sachs VIT Mid Cap Value Fund - Institutional Shares
GS VIT Structd U.S. Eq, Inst       Goldman Sachs VIT Structured U.S. Equity Fund - Institutional Shares
Janus Aspen Bal, Inst              Janus Aspen Series Balanced Portfolio: Institutional Shares
Janus Aspen Janus, Serv            Janus Aspen Series Janus Portfolio: Service Shares
Janus Aspen World, Inst            Janus Aspen Series Worldwide Portfolio: Institutional Shares
LM CB Var Sm Cap Gro, Cl I         Legg Mason ClearBridge Variable Small Cap Growth Portfolio, Class I
                                     (previously Legg Mason Partners Variable Small Cap Growth Portfolio,
                                     Class I)
MFS Inv Gro Stock, Serv Cl         MFS(R) Investors Growth Stock Series - Service Class
MFS New Dis, Serv Cl               MFS(R) New Discovery Series - Service Class
MFS Total Return, Serv Cl          MFS(R) Total Return Series - Service Class
MFS Utilities, Serv Cl             MFS(R) Utilities Series - Service Class
NACM Sm Cap, Cl I                  NACM Small Cap Portfolio, Class I(2)
                                     (previously NACM Small Cap Portfolio)
OpCap Managed, Cl I                OpCap Managed Portfolio, Class I(3)
                                     (previously OpCap Managed Portfolio)
Oppen Cap Appr VA                  Oppenheimer Capital Appreciation Fund/VA
Oppen Cap Appr VA, Serv            Oppenheimer Capital Appreciation Fund/VA, Service Shares
Oppen Global Sec VA, Serv          Oppenheimer Global Securities Fund/VA, Service Shares
Oppen Hi Inc VA                    Oppenheimer High Income Fund/VA
Oppen Hi Inc VA, Serv              Oppenheimer High Income Fund/VA, Service Shares
Oppen Main St Sm Cap VA, Serv      Oppenheimer Main Street Small Cap Fund/VA, Service Shares
Oppen Global Strategic Inc VA,     Oppenheimer Global Strategic Income Fund/VA, Service Shares
  Serv                               (previously Oppenheimer Strategic Bond Fund/VA, Service Shares)
PIMCO VIT All Asset, Advisor Cl    PIMCO VIT All Asset Portfolio, Advisor Share Class
Put VT Div Inc, Cl IA              Putnam VT Diversified Income Fund - Class IA Shares
Put VT Div Inc, Cl IB              Putnam VT Diversified Income Fund - Class IB Shares
Put VT Global Hlth Care, Cl IB     Putnam VT Global Health Care Fund - Class IB Shares
Put VT Gro & Inc, Cl IA            Putnam VT Growth and Income Fund - Class IA Shares
Put VT Gro & Inc, Cl IB            Putnam VT Growth and Income Fund - Class IB Shares
Put VT Hi Yield, Cl IA             Putnam VT High Yield Fund - Class IA Shares
Put VT Hi Yield, Cl IB             Putnam VT High Yield Fund - Class IB Shares
Put VT Intl Eq, Cl IB              Putnam VT International Equity Fund - Class IB Shares
Put VT New Opp, Cl IA              Putnam VT New Opportunities Fund - Class IA Shares
Put VT Research, Cl IB             Putnam VT Research Fund - Class IB Shares
Put VT Sm Cap Val, Cl IB           Putnam VT Small Cap Value Fund - Class IB Shares
Put VT Vista, Cl IB                Putnam VT Vista Fund - Class IB Shares
Put VT Voyager, Cl IB              Putnam VT Voyager Fund - Class IB Shares
VP Davis NY Venture, Cl 3          RVST Variable Portfolio - Davis New York Venture Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Fundamental
                                     Value Fund)
VP GS Mid Cap Val, Cl 3            RVST Variable Portfolio - Goldman Sachs Mid Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Select Value
                                     Fund)
VP Ptnrs Sm Cap Val, Cl 3          RVST Variable Portfolio - Partners Small Cap Value Fund (Class 3)
                                     (previously RVST RiverSource Partners Variable Portfolio - Small Cap
                                     Value Fund)
RVS VP Bal, Cl 3                   RVST RiverSource Variable Portfolio - Balanced Fund (Class 3)
RVS VP Cash Mgmt, Cl 3             RVST RiverSource Variable Portfolio - Cash Management Fund (Class 3)
RVS VP Div Bond, Cl 3              RVST RiverSource Variable Portfolio - Diversified Bond Fund (Class 3)
RVS VP Div Eq Inc, Cl 3            RVST RiverSource Variable Portfolio - Diversified Equity Income Fund (Class
                                     3)
RVS VP Dyn Eq, Cl 3                RVST RiverSource Variable Portfolio - Dynamic Equity Fund (Class 3)
RVS VP Global Inflation Prot Sec,  RVST RiverSource Variable Portfolio - Global Inflation Protected Securities
  Cl 3                               Fund (Class 3)

-




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    165

DIVISION                           FUND
--------------------------------------------------------------------------------------------------------------
RVS VP Hi Yield Bond, Cl 3         RVST RiverSource Variable Portfolio - High Yield Bond Fund (Class 3)
RVS VP Inc Opp, Cl 3               RVST RiverSource Variable Portfolio - Income Opportunities Fund (Class 3)
RVS VP Mid Cap Gro, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Growth Fund (Class 3)
RVS VP Mid Cap Val, Cl 3           RVST RiverSource Variable Portfolio - Mid Cap Value Fund (Class 3)
RVS VP S&P 500, Cl 3               RVST RiverSource Variable Portfolio - S&P 500 Index Fund (Class 3)
RVS VP Short Duration, Cl 3        RVST RiverSource Variable Portfolio - Short Duration U.S. Government Fund
                                     (Class 3)
Sel VP Gro, Cl 3                   RVST Seligman Variable Portfolio - Growth Fund (Class 3)
Sel VP Lg Cap Val, Cl 3            RVST Seligman Variable Portfolio - Larger-Cap Value Fund (Class 3)
THDL VP Emer Mkts, Cl 3            RVST Threadneedle Variable Portfolio - Emerging Markets Fund (Class 3)
THDL VP Intl Opp, Cl 3             RVST Threadneedle Variable Portfolio - International Opportunity Fund
                                     (Class 3)
VanK LIT Comstock, Cl II           Van Kampen Life Investment Trust Comstock Portfolio, Class II Shares
VanK UIF Global Real Est, Cl II    Van Kampen's UIF Global Real Estate Portfolio, Class II Shares
VanK UIF Mid Cap Gro, Cl II        Van Kampen's UIF Mid Cap Growth Portfolio, Class II Shares
VanK UIF U.S. Real Est, Cl II      Van Kampen's UIF U.S. Real Estate Portfolio, Class II Shares
Wanger Intl                        Wanger International
Wanger USA                         Wanger USA
--------------------------------------------------------------------------------------------------------------




  (1) AllianceBernstein VPS Balanced Shares Portfolio (Class B) merged into AllianceBernstein VPS Balanced Wealth Strategy Portfolio (Class B) on Sept. 26, 2008.
  (2) NACM Small Cap Portfolio, Class I scheduled to be liquidated on April 30, 2010.
  (3) OpCap Managed Portfolio, Class I scheduled to be liquidated on April 30, 2010.

The assets of each division of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by RiverSource Life of NY.

RiverSource Life of NY issues the contracts that are distributed by banks and financial institutions either directly or through a network of third-party marketers.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS IN THE FUNDS
Investment transactions are accounted for on the date the shares are purchased and sold. Realized gains and losses on the sales of investments are computed using the average cost method. Income from dividends and gains from realized capital gain distributions are reinvested in additional shares of the Funds and are recorded as income by the divisions on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the division's share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

The Account categorizes its fair value measurements according to a three-level hierarchy. This hierarchy prioritizes the inputs used by the Account to value investment securities. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

     Level 1 - Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

     Level 2 - Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

     Level 3 - Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

The Funds in the Accounts have been assigned a Level 2 hierarchy, which indicates that the Funds are not considered to be active as there are few daily net asset values released publicly. Investments in shares of the Funds are stated at fair value which is the net asset value per share as determined by the respective Funds.

VARIABLE PAYOUT
Net assets allocated to contracts in the payout period are periodically compared to a computation which uses the Annuity 2000 Basic Mortality Table and which assumes future mortality improvement. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate would be 5%, as regulated by the laws of the respective states. The mortality risk is fully borne by RiverSource Life of NY and may result in additional amounts being transferred into the variable annuity account by RiverSource Life of NY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.


 166    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

FEDERAL INCOME TAXES
RiverSource Life of NY is taxed as a life insurance company. The Account is treated as part of RiverSource Life of NY for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Account for federal income taxes. RiverSource Life of NY will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

SUBSEQUENT EVENTS
Management has evaluated Account related events and transactions that occurred during the period from the date of the Statements of Assets and Liabilities through the date of issuance of the Account's financial statements. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Account's financial statements.

USE OF ESTIMATES
The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements. Actual results could differ from those estimates.

3. VARIABLE ACCOUNT EXPENSES

RiverSource Life of NY deducts a daily mortality and expense risk fee and a daily administrative charge equal, on an annual basis, to the following percent of the average daily net assets of each subaccount.

PRODUCT                        MORTALITY AND EXPENSE RISK FEE                       ADMINISTRATIVE CHARGE
---------------------------------------------------------------------------------------------------------
Endeavor Select                0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
FlexChoice Select              1.55% to 1.85%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations                    0.85% to 1.50%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Innovations Select             0.90% to 1.55%                                                0.15%
                               (depending on the contract and death benefit
                               option selected)
---------------------------------------------------------------------------------------------------------
Personal Portfolio             1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------
Personal Portfolio Plus2       1.25%                                                         0.15%
---------------------------------------------------------------------------------------------------------


4. CONTRACT CHARGES
RiverSource Life of NY deducts a contract administrative charge of $30 to $40 per year on the contract anniversary depending upon the product selected. This charge reimburses RiverSource Life of NY for expenses incurred in establishing and maintaining the annuity records. Certain products may waive this charge based upon the underlying contract value.

Optional riders are available on certain products and if selected, the related fees are deducted annually from the contract value on the contract anniversary. Additional information can be found in the applicable product's prospectus.

5. WITHDRAWAL CHARGES
RiverSource Life of NY may use a withdrawal charge to help it recover certain expenses related to the sale of the annuity. When applicable, a withdrawal charge will apply for a maximum number of years, as depicted in the withdrawal charge schedule included in the applicable product's prospectus. Such charges are not treated as a separate expense of the divisions as they are ultimately deducted from contract withdrawal benefits paid by RiverSource Life of NY. Charges by RiverSource Life of NY for withdrawals are not identified on an individual division basis.

6. RELATED PARTY TRANSACTIONS
Management fees are paid indirectly to RiverSource Investments, LLC, an affiliate of RiverSource Life of NY, in its capacity as investment manager for the RiverSource Variable Series Trust (RVST) funds. The Fund's Investment Management Services Agreement provides for a fee at a percentage of each Fund's average daily net assets on a tiered schedule that ranges from 1.100% to 0.120%.

For certain RVST funds, the management fee may be adjusted upward or downward by a performance incentive adjustment (PIA). The adjustment is based on a comparison of the performance of each Fund to an index of similar funds up to a maximum percentage of each Fund's average daily net assets after deducting 0.50% from the performance difference. If the performance difference is less than 0.50%, the adjustment will be zero. For RVST funds with PIA, the maximum adjustment is 0.08% or 0.12%.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    167

The Funds have a Transfer Agency and Servicing Agreement with RiverSource Service Corporation, an affiliate of RiverSource Life of NY. The fee under this agreement is uniform for all RVST funds at an annual rate of 0.06% of each Fund's average daily net assets.

The Funds have an agreement with RiverSource Distributors, Inc. (the Distributor) for distribution services. Under a Plan and Agreement of Distribution pursuant to Rule 12b-1, each Fund pays the Distributor a fee at an annual rate of up to 0.125% of each Fund's average daily net assets.

RVST funds have an Administrative Services Agreement with Ameriprise Financial, Inc., the parent of RiverSource Life of NY, (Ameriprise Financial). Under this agreement, each Fund pays Ameriprise Financial a fee on a tiered schedule that ranges from 0.080% to 0.030% of each Fund's average daily net assets for administration and accounting services.

On Sept. 29, 2009, Ameriprise Financial entered into an agreement with Bank of America Corporation to buy a portion of the asset management business of Columbia Management Group, LLC, including Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC (the "Transaction"). The Transaction is subject to certain approvals and other conditions to closing, and is currently expected to close in the spring of 2010. Certain divisions invest in Funds sponsored by Columbia Management Advisors, LLC and Columbia Wanger Asset Management, LLC.

In addition to the fees and expenses which each RVST fund bears directly, each Fund indirectly bears a pro rata share of the fees and expenses of the funds in which it invests (also referred to as "acquired funds"), including affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange traded funds). Because the acquired funds have varied expense and fee levels and each Fund may own different proportions of acquired funds at different times, the amount of fees and expenses incurred indirectly by each Fund will vary.

7. INVESTMENT TRANSACTIONS
The divisions' purchases of Funds' shares, including reinvestment of dividend distributions, for the year ended Dec. 31, 2009 were as follows:

DIVISION                                                                         PURCHASES
------------------------------------------------------------------------------------------
Invesco VI Basic Val, Ser II                                                    $   49,600
Invesco VI Cap Appr, Ser II                                                              3
Invesco VI Cap Dev, Ser II                                                              --
Invesco VI Core Eq, Ser I                                                           12,667
Invesco VI Core Eq, Ser II                                                           1,038
Invesco VI Global Hlth, Ser II                                                       7,450
Invesco VI Intl Gro, Ser I                                                             671
Invesco VI Intl Gro, Ser II                                                      1,882,278
Invesco VI Mid Cap Core Eq, Ser II                                                   5,180
AB VPS Bal Wealth Strategy, Cl B                                                     5,643
AB VPS Global Thematic Gro, Cl B                                                        75
AB VPS Gro & Inc, Cl B                                                              40,730
AB VPS Intl Val, Cl B                                                              518,845
AB VPS Lg Cap Gro, Cl B                                                                750
AC VP Inc & Gro, Cl I                                                               14,763
AC VP Inflation Prot, Cl II                                                        316,422
AC VP Intl, Cl II                                                                       11
AC VP Mid Cap Val, Cl II                                                             8,925
AC VP Ultra, Cl II                                                                  72,353
AC VP Val, Cl I                                                                      3,305
AC VP Val, Cl II                                                                     4,500
Col Hi Yield, VS Cl B                                                               44,699
Col Marsico Gro, VS Cl A                                                         1,507,852
Col Marsico Intl Opp, VS Cl B                                                        1,329
Col Sm Cap Val, VS Cl B                                                          1,155,241
CS Commodity Return                                                                     80
Drey IP MidCap Stock, Serv                                                           4,245
Drey IP Tech Gro, Serv                                                               2,532
Drey VIF Appr, Serv                                                                    784
Drey VIF Intl Eq, Serv                                                                 236
Drey VIF Intl Val, Serv                                                                 37
EV VT Floating-Rate Inc                                                            796,820
Fid VIP Contrafund, Serv Cl 2                                                      672,495
Fid VIP Gro, Serv Cl 2                                                               6,896
Fid VIP Invest Gr, Serv Cl 2                                                     1,701,816
Fid VIP Mid Cap, Serv Cl 2                                                         341,589
Fid VIP Overseas, Serv Cl 2                                                         22,542
FTVIPT Frank Global Real Est, Cl 2                                                  17,927


 168    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

DIVISION                                                                         PURCHASES
------------------------------------------------------------------------------------------
FTVIPT Frank Inc Sec, Cl 2                                                      $      166
FTVIPT Frank Rising Divd, Cl 2                                                          11
FTVIPT Frank Sm Cap Val, Cl 2                                                       47,807
FTVIPT Frank Sm Mid Cap Gro, Cl 2                                                   26,871
FTVIPT Mutual Shares Sec, Cl 2                                                     117,123
FTVIPT Temp For Sec, Cl 2                                                          128,938
FTVIPT Temp Global Bond, Cl 2                                                    1,274,493
FTVIPT Temp Gro Sec, Cl 2                                                               19
GS VIT Mid Cap Val, Inst                                                           264,201
GS VIT Structd U.S. Eq, Inst                                                            12
Janus Aspen Bal, Inst                                                               59,014
Janus Aspen Janus, Serv                                                            900,591
Janus Aspen World, Inst                                                              2,510
LM CB Var Sm Cap Gro, Cl I                                                              --
MFS Inv Gro Stock, Serv Cl                                                           1,129
MFS New Dis, Serv Cl                                                                   909
MFS Total Return, Serv Cl                                                          198,596
MFS Utilities, Serv Cl                                                              29,491
NACM Sm Cap, Cl I                                                                       17
OpCap Managed, Cl I                                                                  6,936
Oppen Cap Appr VA                                                                    3,151
Oppen Cap Appr VA, Serv                                                             97,180
Oppen Global Sec VA, Serv                                                           30,904
Oppen Hi Inc VA                                                                         --
Oppen Hi Inc VA, Serv                                                               21,874
Oppen Main St Sm Cap VA, Serv                                                       55,628
Oppen Global Strategic Inc VA, Serv                                              1,462,291
PIMCO VIT All Asset, Advisor Cl                                                    856,221
Put VT Div Inc, Cl IA                                                                7,850
Put VT Div Inc, Cl IB                                                                7,025
Put VT Global Hlth Care, Cl IB                                                          65
Put VT Gro & Inc, Cl IA                                                              3,306
Put VT Gro & Inc, Cl IB                                                              7,753
Put VT Hi Yield, Cl IA                                                              11,389
Put VT Hi Yield, Cl IB                                                               8,370
Put VT Intl Eq, Cl IB                                                                  260
Put VT New Opp, Cl IA                                                                  187
Put VT Research, Cl IB                                                                 282
Put VT Sm Cap Val, Cl IB                                                             8,004
Put VT Vista, Cl IB                                                                    224
Put VT Voyager, Cl IB                                                                2,184
VP Davis NY Venture, Cl 3                                                        2,033,937
VP GS Mid Cap Val, Cl 3                                                                 --
VP Ptnrs Sm Cap Val, Cl 3                                                           41,929
RVS VP Bal, Cl 3                                                                    12,856
RVS VP Cash Mgmt, Cl 3                                                           1,532,301
RVS VP Div Bond, Cl 3                                                            2,565,368
RVS VP Div Eq Inc, Cl 3                                                          1,180,878
RVS VP Dyn Eq, Cl 3                                                                 36,260
RVS VP Global Inflation Prot Sec, Cl 3                                           2,805,701
RVS VP Hi Yield Bond, Cl 3                                                          29,164
RVS VP Inc Opp, Cl 3                                                             1,652,686
RVS VP Mid Cap Gro, Cl 3                                                               401
RVS VP Mid Cap Val, Cl 3                                                               225
RVS VP S&P 500, Cl 3                                                               150,492
RVS VP Short Duration, Cl 3                                                        678,415
Sel VP Gro, Cl 3                                                                       407
Sel VP Lg Cap Val, Cl 3                                                                 --
THDL VP Emer Mkts, Cl 3                                                            243,625
THDL VP Intl Opp, Cl 3                                                                 725
VanK LIT Comstock, Cl II                                                           722,993
VanK UIF Global Real Est, Cl II                                                    193,500
VanK UIF Mid Cap Gro, Cl II                                                            225
VanK UIF U.S. Real Est, Cl II                                                        9,506
Wanger Intl                                                                        344,977
Wanger USA                                                                         298,216
------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    169

8. ACCUMULATION UNIT VALUES, UNITS OUTSTANDING AND NET ASSETS
The following is a summary of accumulation unit values at Dec. 31, 2009:

                                           INVESCO VI          INVESCO VI          INVESCO VI           INVESCO VI
                                           BASIC VAL,           CAP APPR,           CAP DEV,             CORE EQ,
SUBACCOUNT                                   SER II              SER II              SER II                SER I
                                      --------------------------------------------------------------------------------
1.00%                                        $1.30                $  --               $1.61                $  --
1.05%                                         0.79                 0.71                0.89                   --
1.10%                                         1.29                   --                1.60                   --
1.15%                                         0.83                 0.71                1.04                   --
1.20%                                         0.79                 0.71                0.88                   --
1.25%                                         1.28                 0.71                1.59                   --
1.30%                                         1.28                 0.71                1.58                   --
1.35%                                         1.27                 0.71                1.58                   --
1.40%                                         1.27                 0.70                1.57                 1.19
1.50%                                         0.82                 0.70                1.02                   --
1.55%                                         1.26                 0.70                1.55                   --
1.65%                                         1.25                   --                1.54                   --
1.70%                                         0.81                 0.70                1.01                   --
1.80%                                           --                 0.65                0.69                   --
1.90%                                           --                 0.65                0.69                   --
2.00%                                           --                 0.65                0.69                   --
----------------------------------------------------------------------------------------------------------------------
                                         INVESCO VI
                                          CORE EQ,
SUBACCOUNT                                 SER II
                                      ---------------
1.00%                                      $1.01
1.05%                                         --
1.10%                                       1.01
1.15%                                         --
1.20%                                         --
1.25%                                       1.00
1.30%                                       1.00
1.35%                                       1.00
1.40%                                       1.00
1.50%                                         --
1.55%                                       0.99
1.65%                                       0.99
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------



                                           INVESCO VI          INVESCO VI          INVESCO VI           INVESCO VI
                                          GLOBAL HLTH,          INTL GRO,           INTL GRO,        MID CAP CORE EQ,
SUBACCOUNT                                   SER II               SER I              SER II               SER II
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         0.92                   --                0.82                 1.08
1.10%                                           --                   --                  --                   --
1.15%                                         0.92                   --                0.82                 1.17
1.20%                                         0.91                   --                0.82                 1.07
1.25%                                         0.91                   --                0.82                 1.07
1.30%                                         0.91                   --                0.82                 1.16
1.35%                                         0.91                   --                0.81                 1.15
1.40%                                         0.91                 1.46                0.81                 1.07
1.50%                                         0.91                   --                0.81                 1.15
1.55%                                         0.91                   --                0.81                 1.14
1.65%                                           --                   --                  --                   --
1.70%                                         0.90                   --                0.81                 1.13
1.80%                                         0.89                   --                0.75                   --
1.90%                                         0.89                   --                0.75                   --
2.00%                                         0.89                   --                0.75                   --
----------------------------------------------------------------------------------------------------------------------
                                           AB VPS
                                         BAL WEALTH
                                         STRATEGY,
SUBACCOUNT                                  CL B
                                      ---------------
1.00%                                      $1.01
1.05%                                       1.01
1.10%                                       1.01
1.15%                                       1.01
1.20%                                       1.01
1.25%                                       1.01
1.30%                                       1.01
1.35%                                       1.01
1.40%                                       1.01
1.50%                                       1.01
1.55%                                       1.01
1.65%                                       1.01
1.70%                                       1.00
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------




 170    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             AB VPS              AB VPS              AB VPS               AB VPS
                                        GLOBAL THEMATIC        GRO & INC,           INTL VAL,           LG CAP GRO,
SUBACCOUNT                                 GRO, CL B              CL B                CL B                 CL B
                                      --------------------------------------------------------------------------------
1.00%                                        $1.51                $1.31               $  --                $1.40
1.05%                                         0.91                 0.85                0.80                   --
1.10%                                         1.50                 1.30                  --                 1.39
1.15%                                         0.91                 0.89                1.04                   --
1.20%                                         0.91                 0.84                0.79                   --
1.25%                                         1.49                 1.29                0.79                 1.38
1.30%                                         1.48                 1.28                1.03                 1.37
1.35%                                         1.48                 1.29                1.03                 1.37
1.40%                                         1.47                 1.29                0.79                 1.36
1.50%                                         0.90                 0.88                1.02                   --
1.55%                                         1.46                 1.26                1.02                 1.35
1.65%                                         1.45                 1.25                  --                 1.34
1.70%                                         0.90                 0.87                1.01                   --
1.80%                                         0.77                 0.67                0.57                   --
1.90%                                         0.77                 0.67                0.57                   --
2.00%                                         0.76                 0.66                0.57                   --
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                         INC & GRO,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                      $  --
1.05%                                         --
1.10%                                         --
1.15%                                         --
1.20%                                         --
1.25%                                         --
1.30%                                         --
1.35%                                         --
1.40%                                       1.01
1.50%                                         --
1.55%                                         --
1.65%                                         --
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------



                                             AC VP                AC VP               AC VP                AC VP
                                        INFLATION PROT,           INTL,           MID CAP VAL,            ULTRA,
SUBACCOUNT                                   CL II                CL II               CL II                CL II
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         1.17                 1.02                0.86                 0.95
1.10%                                           --                   --                  --                   --
1.15%                                         1.17                 1.23                0.86                 0.91
1.20%                                         1.17                 1.02                0.86                 0.94
1.25%                                         1.16                 1.01                0.86                 0.94
1.30%                                         1.16                 1.22                0.86                 0.90
1.35%                                         1.16                 1.21                0.86                 0.90
1.40%                                         1.16                 1.01                0.86                 0.94
1.50%                                         1.15                 1.20                0.85                 0.89
1.55%                                         1.15                 1.20                0.85                 0.89
1.65%                                           --                   --                  --                   --
1.70%                                         1.14                 1.19                0.85                 0.88
1.80%                                           --                   --                0.86                 0.79
1.90%                                           --                   --                0.86                 0.78
2.00%                                           --                   --                0.86                 0.78
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                            VAL,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                      $  --
1.05%                                         --
1.10%                                         --
1.15%                                         --
1.20%                                         --
1.25%                                         --
1.30%                                         --
1.35%                                         --
1.40%                                       1.51
1.50%                                         --
1.55%                                         --
1.65%                                         --
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------



                                             AC VP                 COL                 COL                  COL
                                              VAL,              HI YIELD,         MARSICO GRO,         MARSICO INTL
SUBACCOUNT                                   CL II               VS CL B             VS CL A           OPP, VS CL B
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         0.93                 1.15                0.85                 0.79
1.10%                                           --                   --                  --                   --
1.15%                                         1.01                 1.14                0.84                 0.79
1.20%                                         0.92                 1.14                0.84                 0.79
1.25%                                         0.92                 1.14                0.84                 0.79
1.30%                                         1.00                 1.13                0.84                 0.79
1.35%                                         1.00                 1.13                0.84                 0.79
1.40%                                         0.92                 1.14                0.84                 0.79
1.50%                                         0.99                 1.12                0.84                 0.78
1.55%                                         0.99                 1.12                0.83                 0.78
1.65%                                           --                   --                  --                   --
1.70%                                         0.98                 1.11                0.83                 0.78
1.80%                                         0.76                 1.03                0.74                 0.69
1.90%                                         0.76                 1.03                0.74                 0.69
2.00%                                         0.76                 1.03                0.74                 0.69
----------------------------------------------------------------------------------------------------------------------
                                            COL
                                        SM CAP VAL,
SUBACCOUNT                                VS CL B
                                      ---------------
1.00%                                      $  --
1.05%                                       0.95
1.10%                                         --
1.15%                                       1.10
1.20%                                       0.95
1.25%                                       0.95
1.30%                                       1.09
1.35%                                       1.09
1.40%                                       0.94
1.50%                                       1.08
1.55%                                       1.08
1.65%                                         --
1.70%                                       1.07
1.80%                                       0.83
1.90%                                       0.82
2.00%                                       0.82
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    171

                                               CS                DREY IP             DREY IP             DREY VIF
                                           COMMODITY          MIDCAP STOCK,         TECH GRO,              APPR,
SUBACCOUNT                                   RETURN               SERV                SERV                 SERV
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         0.86                 0.84                1.11                 1.02
1.10%                                           --                   --                  --                   --
1.15%                                         0.85                 0.94                1.10                 1.07
1.20%                                         0.85                 0.84                1.11                 1.02
1.25%                                         0.85                 0.84                1.11                 1.02
1.30%                                         0.85                 0.93                1.09                 1.06
1.35%                                         0.85                 0.93                1.09                 1.06
1.40%                                         0.85                 0.83                1.10                 1.01
1.50%                                         0.85                 0.93                1.08                 1.05
1.55%                                         0.84                 0.92                1.08                 1.05
1.65%                                           --                   --                  --                   --
1.70%                                         0.84                 0.92                1.07                 1.04
1.80%                                         0.80                   --                  --                   --
1.90%                                         0.80                   --                  --                   --
2.00%                                         0.80                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                          DREY VIF
                                          INTL EQ,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                      $  --
1.05%                                       0.77
1.10%                                         --
1.15%                                       0.77
1.20%                                       0.77
1.25%                                       0.77
1.30%                                       0.77
1.35%                                       0.77
1.40%                                       0.76
1.50%                                       0.76
1.55%                                       0.76
1.65%                                         --
1.70%                                       0.76
1.80%                                       0.71
1.90%                                       0.70
2.00%                                       0.70
-----------------------------------------------------



                                            DREY VIF              EV VT              FID VIP              FID VIP
                                           INTL VAL,            FLOATING-          CONTRAFUND,             GRO,
SUBACCOUNT                                    SERV              RATE INC            SERV CL 2            SERV CL 2
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $1.71                $1.29
1.05%                                         0.95                 1.02                0.97                 0.89
1.10%                                           --                   --                1.70                 1.28
1.15%                                         1.15                 1.01                1.15                 0.92
1.20%                                         0.95                 1.01                0.97                 0.89
1.25%                                         0.95                 1.01                1.68                 1.27
1.30%                                         1.14                 1.01                1.68                 1.27
1.35%                                         1.14                 1.01                1.67                 1.26
1.40%                                         0.94                 1.01                1.66                 1.26
1.50%                                         1.13                 1.00                1.13                 0.91
1.55%                                         1.13                 1.00                1.65                 1.25
1.65%                                           --                   --                1.64                 1.24
1.70%                                         1.12                 1.00                1.12                 0.90
1.80%                                         0.77                 1.01                0.75                   --
1.90%                                         0.77                 1.00                0.75                   --
2.00%                                         0.76                 1.00                0.75                   --
----------------------------------------------------------------------------------------------------------------------
                                          FID VIP
                                         INVEST GR,
SUBACCOUNT                               SERV CL 2
                                      ---------------
1.00%                                      $  --
1.05%                                       1.17
1.10%                                         --
1.15%                                       1.17
1.20%                                       1.17
1.25%                                       1.17
1.30%                                       1.16
1.35%                                       1.16
1.40%                                       1.16
1.50%                                       1.15
1.55%                                       1.14
1.65%                                         --
1.70%                                       1.14
1.80%                                       1.09
1.90%                                       1.09
2.00%                                       1.08
-----------------------------------------------------



                                            FID VIP              FID VIP          FTVIPT FRANK         FTVIPT FRANK
                                            MID CAP,            OVERSEAS,          GLOBAL REAL           INC SEC,
SUBACCOUNT                                 SERV CL 2            SERV CL 2           EST, CL 2              CL 2
                                      --------------------------------------------------------------------------------
1.00%                                        $2.24                $1.95               $1.25                $  --
1.05%                                         1.03                 0.93                  --                 1.07
1.10%                                         2.23                 1.93                1.24                   --
1.15%                                         1.29                 1.15                  --                 1.16
1.20%                                         1.02                 0.93                  --                 1.07
1.25%                                         2.21                 1.91                1.23                 1.07
1.30%                                         2.20                 1.91                1.22                 1.15
1.35%                                         2.19                 1.90                1.25                 1.15
1.40%                                         2.18                 1.89                1.21                 1.06
1.50%                                         1.26                 1.13                  --                 1.14
1.55%                                         2.16                 1.87                1.20                 1.14
1.65%                                         2.15                 1.86                1.22                   --
1.70%                                         1.25                 1.12                  --                 1.13
1.80%                                         0.79                 0.68                  --                 0.90
1.90%                                         0.79                 0.68                  --                 0.90
2.00%                                         0.79                 0.68                  --                 0.89
----------------------------------------------------------------------------------------------------------------------
                                        FTVIPT FRANK
                                        RISING DIVD,
SUBACCOUNT                                  CL 2
                                      ---------------
1.00%                                      $  --
1.05%                                       0.91
1.10%                                         --
1.15%                                       0.98
1.20%                                       0.90
1.25%                                       0.90
1.30%                                       0.97
1.35%                                       0.97
1.40%                                       0.90
1.50%                                       0.96
1.55%                                       0.96
1.65%                                         --
1.70%                                       0.95
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------




 172    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                          FTVIPT FRANK        FTVIPT FRANK           FTVIPT               FTVIPT
                                          SM CAP VAL,          SM MID CAP         MUTUAL SHARES        TEMP FOR SEC,
SUBACCOUNT                                    CL 2              GRO, CL 2           SEC, CL 2              CL 2
                                      --------------------------------------------------------------------------------
1.00%                                        $1.86                $1.61               $1.46                $2.02
1.05%                                           --                 0.98                0.91                   --
1.10%                                         1.85                 1.60                1.45                 2.00
1.15%                                           --                 1.01                1.06                   --
1.20%                                           --                 0.97                0.91                   --
1.25%                                         1.83                 1.59                1.43                 1.98
1.30%                                         1.82                 1.58                1.43                 1.97
1.35%                                         1.81                 1.58                1.42                 2.00
1.40%                                         1.81                 1.57                1.42                 1.96
1.50%                                           --                 0.99                1.04                   --
1.55%                                         1.79                 1.56                1.40                 1.94
1.65%                                         1.78                 1.54                1.39                 1.96
1.70%                                           --                 0.98                1.03                   --
1.80%                                           --                   --                  --                   --
1.90%                                           --                   --                  --                   --
2.00%                                           --                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                           FTVIPT
                                        TEMP GLOBAL
SUBACCOUNT                               BOND, CL 2
                                      ---------------
1.00%                                      $  --
1.05%                                       1.45
1.10%                                         --
1.15%                                       1.51
1.20%                                       1.44
1.25%                                       1.44
1.30%                                       1.50
1.35%                                       1.49
1.40%                                       1.43
1.50%                                       1.48
1.55%                                       1.48
1.65%                                         --
1.70%                                       1.47
1.80%                                       1.23
1.90%                                       1.22
2.00%                                       1.22
-----------------------------------------------------



                                             FTVIPT              GS VIT              GS VIT             JANUS ASPEN
                                         TEMP GRO SEC,        MID CAP VAL,      STRUCTD U.S. EQ,           BAL,
SUBACCOUNT                                    CL 2                INST                INST                 INST
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         0.88                 0.95                0.70                   --
1.10%                                           --                   --                  --                   --
1.15%                                         1.01                 1.12                0.70                   --
1.20%                                         0.88                 0.95                0.70                   --
1.25%                                         0.88                 0.95                0.70                   --
1.30%                                         1.00                 1.11                0.70                   --
1.35%                                         1.00                 1.11                0.70                   --
1.40%                                         0.87                 0.94                0.70                 1.89
1.50%                                         0.99                 1.10                0.69                   --
1.55%                                         0.99                 1.10                0.69                   --
1.65%                                           --                   --                  --                   --
1.70%                                         0.98                 1.09                0.69                   --
1.80%                                         0.71                 0.78                0.69                   --
1.90%                                         0.71                 0.78                0.69                   --
2.00%                                         0.70                 0.78                0.69                   --
----------------------------------------------------------------------------------------------------------------------
                                        JANUS ASPEN
                                           JANUS,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                      $  --
1.05%                                       0.85
1.10%                                         --
1.15%                                       0.84
1.20%                                       0.84
1.25%                                       0.84
1.30%                                       0.84
1.35%                                       0.84
1.40%                                       0.84
1.50%                                       0.84
1.55%                                       0.84
1.65%                                         --
1.70%                                       0.83
1.80%                                       0.78
1.90%                                       0.78
2.00%                                       0.78
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    173

                                          JANUS ASPEN             LM CB                MFS                  MFS
                                             WORLD,            VAR SM CAP        INV GRO STOCK,          NEW DIS,
SUBACCOUNT                                    INST              GRO, CL I            SERV CL              SERV CL
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $1.41                $1.68
1.05%                                           --                 0.86                1.03                 1.12
1.10%                                           --                   --                1.40                 1.67
1.15%                                           --                 0.85                1.06                 1.18
1.20%                                           --                 0.85                1.03                 1.11
1.25%                                           --                 0.85                1.38                 1.65
1.30%                                           --                 0.85                1.38                 1.65
1.35%                                           --                 0.85                1.37                 1.64
1.40%                                         1.05                 0.85                1.37                 1.64
1.50%                                           --                 0.85                1.04                 1.15
1.55%                                           --                 0.85                1.35                 1.62
1.65%                                           --                   --                1.34                 1.61
1.70%                                           --                 0.84                1.03                 1.14
1.80%                                           --                 0.81                  --                   --
1.90%                                           --                 0.80                  --                   --
2.00%                                           --                 0.80                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                            MFS
                                       TOTAL RETURN,
SUBACCOUNT                                SERV CL
                                      ---------------
1.00%                                      $1.34
1.05%                                       1.02
1.10%                                       1.33
1.15%                                       1.05
1.20%                                       1.01
1.25%                                       1.32
1.30%                                       1.31
1.35%                                       1.31
1.40%                                       1.30
1.50%                                       1.03
1.55%                                       1.29
1.65%                                       1.28
1.70%                                       1.02
1.80%                                       0.86
1.90%                                       0.86
2.00%                                       0.86
-----------------------------------------------------



                                              MFS                 NACM                OPCAP
                                           UTILITIES,            SM CAP,            MANAGED,               OPPEN
SUBACCOUNT                                  SERV CL               CL I                CL I              CAP APPR VA
                                      --------------------------------------------------------------------------------
1.00%                                        $2.63                $  --               $  --                $  --
1.05%                                         1.26                   --                  --                   --
1.10%                                         2.61                   --                  --                   --
1.15%                                         1.61                   --                  --                   --
1.20%                                         1.25                   --                  --                   --
1.25%                                         2.58                   --                  --                   --
1.30%                                         2.57                   --                  --                   --
1.35%                                         2.56                   --                  --                   --
1.40%                                         2.56                 1.49                1.20                 1.26
1.50%                                         1.58                   --                  --                   --
1.55%                                         2.53                   --                  --                   --
1.65%                                         2.51                   --                  --                   --
1.70%                                         1.57                   --                  --                   --
1.80%                                         0.83                   --                  --                   --
1.90%                                         0.83                   --                  --                   --
2.00%                                         0.83                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                           OPPEN
                                        CAP APPR VA,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                      $1.38
1.05%                                       0.95
1.10%                                       1.37
1.15%                                       0.97
1.20%                                       0.94
1.25%                                       1.35
1.30%                                       1.35
1.35%                                       1.34
1.40%                                       1.34
1.50%                                       0.95
1.55%                                       1.33
1.65%                                       1.32
1.70%                                       0.94
1.80%                                       0.73
1.90%                                       0.73
2.00%                                       0.73
-----------------------------------------------------




 174    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             OPPEN                                    OPPEN            OPPEN MAIN ST
                                           GLOBAL SEC             OPPEN            HI INC VA,           SM CAP VA,
SUBACCOUNT                                  VA, SERV            HI INC VA             SERV                 SERV
                                      --------------------------------------------------------------------------------
1.00%                                        $2.04                $  --               $0.36                $1.81
1.05%                                         1.00                   --                  --                 0.89
1.10%                                         2.03                   --                0.36                 1.80
1.15%                                         1.19                   --                  --                 1.04
1.20%                                         0.99                   --                  --                 0.89
1.25%                                         2.01                   --                0.36                 1.78
1.30%                                         2.00                   --                0.35                 1.77
1.35%                                         2.00                   --                0.35                 1.77
1.40%                                         1.99                 0.36                0.35                 1.76
1.50%                                         1.17                   --                  --                 1.02
1.55%                                         1.97                   --                0.35                 1.75
1.65%                                         1.96                   --                0.35                 1.73
1.70%                                         1.16                   --                  --                 1.01
1.80%                                         0.76                   --                  --                 0.77
1.90%                                         0.76                   --                  --                 0.77
2.00%                                         0.76                   --                  --                 0.77
----------------------------------------------------------------------------------------------------------------------
                                        OPPEN GLOBAL
                                       STRATEGIC INC
SUBACCOUNT                                VA, SERV
                                      ---------------
1.00%                                      $1.41
1.05%                                       1.15
1.10%                                       1.40
1.15%                                       1.18
1.20%                                       1.14
1.25%                                       1.38
1.30%                                       1.38
1.35%                                       1.37
1.40%                                       1.37
1.50%                                       1.15
1.55%                                       1.36
1.65%                                       1.35
1.70%                                       1.14
1.80%                                       1.00
1.90%                                       1.00
2.00%                                       0.99
-----------------------------------------------------



                                             PIMCO               PUT VT              PUT VT               PUT VT
                                         VIT ALL ASSET,         DIV INC,            DIV INC,            GLOBAL HLTH
SUBACCOUNT                                 ADVISOR CL             CL IA               CL IB             CARE, CL IB
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         1.04                   --                  --                 1.07
1.10%                                           --                   --                  --                   --
1.15%                                         1.03                   --                  --                 1.18
1.20%                                         1.03                   --                  --                 1.07
1.25%                                         1.03                   --                  --                 1.07
1.30%                                         1.03                   --                  --                 1.17
1.35%                                         1.03                   --                  --                 1.17
1.40%                                         1.03                 1.53                1.57                 1.06
1.50%                                         1.02                   --                  --                 1.16
1.55%                                         1.02                   --                  --                 1.16
1.65%                                           --                   --                  --                   --
1.70%                                         1.02                   --                  --                 1.15
1.80%                                         0.99                   --                  --                   --
1.90%                                         0.99                   --                  --                   --
2.00%                                         0.99                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                           PUT VT
                                         GRO & INC,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                      $  --
1.05%                                         --
1.10%                                         --
1.15%                                         --
1.20%                                         --
1.25%                                         --
1.30%                                         --
1.35%                                         --
1.40%                                       1.14
1.50%                                         --
1.55%                                         --
1.65%                                         --
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    175

                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           GRO & INC,           HI YIELD,           HI YIELD,            INTL EQ,
SUBACCOUNT                                   CL IB                CL IA               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                        $1.28                $  --               $  --                $1.66
1.05%                                           --                   --                  --                 0.89
1.10%                                         1.27                   --                  --                 1.64
1.15%                                           --                   --                  --                 1.08
1.20%                                           --                   --                  --                 0.89
1.25%                                         1.26                   --                  --                 1.63
1.30%                                         1.25                   --                  --                 1.62
1.35%                                         1.25                   --                  --                 1.62
1.40%                                         0.97                 1.50                1.61                 1.61
1.50%                                           --                   --                  --                 1.06
1.55%                                         1.23                   --                  --                 1.59
1.65%                                         1.22                   --                  --                 1.58
1.70%                                           --                   --                  --                 1.05
1.80%                                           --                   --                  --                   --
1.90%                                           --                   --                  --                   --
2.00%                                           --                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                           PUT VT
                                          NEW OPP,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                      $  --
1.05%                                         --
1.10%                                         --
1.15%                                         --
1.20%                                         --
1.25%                                         --
1.30%                                         --
1.35%                                         --
1.40%                                       1.03
1.50%                                         --
1.55%                                         --
1.65%                                         --
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------



                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           RESEARCH,           SM CAP VAL,           VISTA,              VOYAGER,
SUBACCOUNT                                   CL IB                CL IB               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                        $1.30                $  --               $1.42                $  --
1.05%                                           --                 0.76                0.81                   --
1.10%                                         1.29                   --                1.41                   --
1.15%                                           --                 0.87                0.93                   --
1.20%                                           --                 0.75                0.81                   --
1.25%                                         1.28                 0.75                1.40                   --
1.30%                                         1.27                 0.86                1.39                   --
1.35%                                         1.27                 0.86                1.39                   --
1.40%                                         1.26                 0.75                1.38                 1.20
1.50%                                           --                 0.86                0.91                   --
1.55%                                         1.25                 0.85                1.37                   --
1.65%                                         1.24                   --                1.36                   --
1.70%                                           --                 0.85                0.90                   --
1.80%                                           --                   --                  --                   --
1.90%                                           --                   --                  --                   --
2.00%                                           --                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
                                          VP DAVIS
                                        NY VENTURE,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                      $  --
1.05%                                       0.78
1.10%                                         --
1.15%                                       0.78
1.20%                                       0.78
1.25%                                       0.78
1.30%                                       0.78
1.35%                                       0.78
1.40%                                       0.78
1.50%                                       0.77
1.55%                                       0.77
1.65%                                         --
1.70%                                       0.77
1.80%                                       0.76
1.90%                                       0.76
2.00%                                       0.76
-----------------------------------------------------



                                             VP GS              VP PTNRS             RVS VP               RVS VP
                                          MID CAP VAL,         SM CAP VAL,            BAL,              CASH MGMT,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $1.91               $  --                $1.08
1.05%                                         0.98                 0.97                  --                 1.06
1.10%                                           --                 1.90                  --                 1.08
1.15%                                         1.05                 1.12                  --                 1.09
1.20%                                         0.97                 0.96                  --                 1.05
1.25%                                         0.97                 1.88                  --                 1.07
1.30%                                         1.04                 1.88                  --                 1.06
1.35%                                         1.04                 1.87                  --                 1.06
1.40%                                         0.97                 1.86                1.12                 1.14
1.50%                                         1.03                 1.10                  --                 1.07
1.55%                                         1.03                 1.84                  --                 1.05
1.65%                                           --                 1.83                  --                 1.04
1.70%                                         1.02                 1.09                  --                 1.06
1.80%                                         0.79                 0.84                  --                 0.99
1.90%                                         0.79                 0.84                  --                 0.99
2.00%                                         0.79                 0.83                  --                 0.99
----------------------------------------------------------------------------------------------------------------------
                                           RVS VP
                                         DIV BOND,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                      $1.19
1.05%                                       1.14
1.10%                                       1.19
1.15%                                       1.14
1.20%                                       1.14
1.25%                                       1.17
1.30%                                       1.17
1.35%                                       1.17
1.40%                                       1.33
1.50%                                       1.12
1.55%                                       1.15
1.65%                                       1.14
1.70%                                       1.11
1.80%                                       1.05
1.90%                                       1.04
2.00%                                       1.04
-----------------------------------------------------




 176    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                                                     RVS VP
                                             RVS VP              RVS VP         GLOBAL INFLATION          RVS VP
                                          DIV EQ INC,            DYN EQ,            PROT SEC,         HI YIELD BOND,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                        $1.89                $0.78               $  --                $  --
1.05%                                         0.90                 0.82                1.15                 1.22
1.10%                                         1.87                 0.77                  --                   --
1.15%                                         1.10                 0.88                1.15                 1.29
1.20%                                         0.89                 0.81                1.14                 1.21
1.25%                                         1.86                 0.77                1.14                 1.21
1.30%                                         1.85                 0.87                1.14                 1.28
1.35%                                         1.84                 0.87                1.14                 1.28
1.40%                                         1.84                 0.86                1.13                 1.20
1.50%                                         1.08                 0.86                1.13                 1.27
1.55%                                         1.82                 0.86                1.13                 1.26
1.65%                                         1.81                 0.76                  --                   --
1.70%                                         1.07                 0.85                1.12                 1.25
1.80%                                         0.70                 0.66                1.07                 1.09
1.90%                                         0.70                 0.66                1.06                 1.08
2.00%                                         0.70                 0.65                1.06                 1.08
----------------------------------------------------------------------------------------------------------------------
                                           RVS VP
                                          INC OPP,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                      $  --
1.05%                                       1.22
1.10%                                         --
1.15%                                       1.26
1.20%                                       1.21
1.25%                                       1.21
1.30%                                       1.25
1.35%                                       1.24
1.40%                                       1.21
1.50%                                       1.24
1.55%                                       1.23
1.65%                                         --
1.70%                                       1.22
1.80%                                       1.10
1.90%                                       1.10
2.00%                                       1.10
-----------------------------------------------------



                                             RVS VP              RVS VP              RVS VP               RVS VP
                                          MID CAP GRO,        MID CAP VAL,          S&P 500,          SHORT DURATION,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $1.39                $1.08
1.05%                                         1.04                 0.76                0.92                 1.08
1.10%                                           --                   --                1.38                 1.07
1.15%                                         1.11                 0.76                0.97                 1.08
1.20%                                         1.04                 0.75                0.91                 1.07
1.25%                                         1.03                 0.75                1.36                 1.06
1.30%                                         1.10                 0.75                1.36                 1.06
1.35%                                         1.10                 0.75                1.35                 1.05
1.40%                                         0.94                 0.75                1.35                 1.05
1.50%                                         1.09                 0.75                0.95                 1.06
1.55%                                         1.08                 0.75                1.34                 1.04
1.65%                                           --                   --                1.33                 1.03
1.70%                                         1.08                 0.74                0.94                 1.05
1.80%                                           --                 0.72                0.73                 1.00
1.90%                                           --                 0.72                0.73                 1.00
2.00%                                           --                 0.72                0.73                 1.00
----------------------------------------------------------------------------------------------------------------------
                                           SEL VP
                                            GRO,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                      $1.21
1.05%                                       0.85
1.10%                                       1.20
1.15%                                       0.93
1.20%                                       0.85
1.25%                                       1.19
1.30%                                       1.19
1.35%                                       1.18
1.40%                                       1.18
1.50%                                       0.91
1.55%                                       1.17
1.65%                                       1.16
1.70%                                       0.90
1.80%                                       0.69
1.90%                                       0.69
2.00%                                       0.69
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    177

                                             SEL VP              THDL VP             THDL VP             VANK LIT
                                          LG CAP VAL,          EMER MKTS,           INTL OPP,            COMSTOCK,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL II
                                      --------------------------------------------------------------------------------
1.00%                                        $  --                $  --               $  --                $  --
1.05%                                         0.85                 1.45                0.98                 0.88
1.10%                                           --                   --                  --                   --
1.15%                                         0.92                 2.04                1.21                 0.95
1.20%                                         0.85                 1.44                0.97                 0.88
1.25%                                         0.84                 1.44                0.97                 0.87
1.30%                                         0.91                 2.02                1.20                 0.94
1.35%                                         0.91                 2.02                1.20                 0.94
1.40%                                         0.84                 1.43                1.10                 0.87
1.50%                                         0.91                 2.00                1.19                 0.93
1.55%                                         0.90                 2.00                1.19                 0.93
1.65%                                           --                   --                  --                   --
1.70%                                         0.90                 1.98                1.18                 0.92
1.80%                                           --                 0.82                0.73                 0.74
1.90%                                           --                 0.81                0.73                 0.74
2.00%                                           --                 0.81                0.73                 0.74
----------------------------------------------------------------------------------------------------------------------
                                          VANK UIF
                                        GLOBAL REAL
                                            EST,
SUBACCOUNT                                 CL II
                                      ---------------
1.00%                                      $  --
1.05%                                       0.66
1.10%                                         --
1.15%                                       0.65
1.20%                                       0.65
1.25%                                       0.65
1.30%                                       0.65
1.35%                                       0.65
1.40%                                       0.65
1.50%                                       0.65
1.55%                                       0.65
1.65%                                         --
1.70%                                       0.64
1.80%                                       0.67
1.90%                                       0.66
2.00%                                       0.66
-----------------------------------------------------



                                                                VANK UIF            VANK UIF
                                                              MID CAP GRO,       U.S. REAL EST,           WANGER
SUBACCOUNT                                                        CL II               CL II                INTL
                                                            ----------------------------------------------------------
1.00%                                                             $  --               $  --                $  --
1.05%                                                              0.92                0.79                 1.13
1.10%                                                                --                  --                   --
1.15%                                                              0.92                1.05                 1.62
1.20%                                                              0.92                0.78                 1.12
1.25%                                                              0.92                0.78                 1.12
1.30%                                                              0.92                1.04                 1.61
1.35%                                                              0.92                1.04                 1.60
1.40%                                                              0.91                0.78                 1.12
1.50%                                                              0.91                1.03                 1.59
1.55%                                                              0.91                1.03                 1.59
1.65%                                                                --                  --                   --
1.70%                                                              0.91                1.02                 1.57
1.80%                                                              0.80                  --                 0.76
1.90%                                                              0.80                  --                 0.76
2.00%                                                              0.80                  --                 0.76
----------------------------------------------------------------------------------------------------------------------
                                           WANGER
SUBACCOUNT                                  USA
                                      ---------------
1.00%                                      $  --
1.05%                                       0.95
1.10%                                         --
1.15%                                       1.07
1.20%                                       0.94
1.25%                                       0.94
1.30%                                       1.06
1.35%                                       1.05
1.40%                                       0.93
1.50%                                       1.05
1.55%                                       1.04
1.65%                                         --
1.70%                                       1.04
1.80%                                       0.80
1.90%                                       0.80
2.00%                                       0.80
-----------------------------------------------------




 178    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

The following is a summary of units outstanding at Dec. 31, 2009:

                                           INVESCO VI          INVESCO VI          INVESCO VI           INVESCO VI
                                           BASIC VAL,           CAP APPR,           CAP DEV,             CORE EQ,
SUBACCOUNT                                   SER II              SER II              SER II                SER I
                                      --------------------------------------------------------------------------------
1.00%                                         2,699                --                    --                    --
1.05%                                            --                --                    --                    --
1.10%                                       126,685                --                33,954                    --
1.15%                                        84,828                --                    --                    --
1.20%                                            --                --                    --                    --
1.25%                                            --                --                    --                    --
1.30%                                        32,655                --                 8,450                    --
1.35%                                       225,652                --                39,395                    --
1.40%                                        27,690                --                    --               391,114
1.50%                                        78,474                --                    --                    --
1.55%                                        14,232                --                    --                    --
1.65%                                        42,614                --                 3,371                    --
1.70%                                           761                --                    --                    --
1.80%                                            --                --                    --                    --
1.90%                                            --                --                    --                    --
2.00%                                            --                --                    --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                       636,290                --                85,170               391,114
----------------------------------------------------------------------------------------------------------------------
                                         INVESCO VI
                                          CORE EQ,
SUBACCOUNT                                 SER II
                                      ---------------
1.00%                                         --
1.05%                                         --
1.10%                                      9,070
1.15%                                         --
1.20%                                         --
1.25%                                         --
1.30%                                         --
1.35%                                         --
1.40%                                         --
1.50%                                         --
1.55%                                         --
1.65%                                         --
1.70%                                         --
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------
Total                                      9,070
-----------------------------------------------------



                                           INVESCO VI          INVESCO VI          INVESCO VI           INVESCO VI
                                          GLOBAL HLTH,          INTL GRO,           INTL GRO,        MID CAP CORE EQ,
SUBACCOUNT                                   SER II               SER I              SER II               SER II
                                      --------------------------------------------------------------------------------
1.00%                                            --                  --                    --                 --
1.05%                                            --                  --               748,721                 --
1.10%                                            --                  --                    --                 --
1.15%                                        10,671                  --                59,421             14,486
1.20%                                            --                  --               685,673                 --
1.25%                                            --                  --               408,411                 --
1.30%                                            --                  --                86,388              6,892
1.35%                                            --                  --               526,539             36,247
1.40%                                            --              34,689               418,402                 --
1.50%                                            --                  --               505,748             13,814
1.55%                                            --                  --               196,297              1,283
1.65%                                            --                  --                    --                 --
1.70%                                            --                  --               691,442                183
1.80%                                            --                  --                    --                 --
1.90%                                            --                  --                65,606                 --
2.00%                                            --                  --                    --                 --
----------------------------------------------------------------------------------------------------------------------
Total                                        10,671              34,689             4,392,648             72,905
----------------------------------------------------------------------------------------------------------------------
                                         AB VPS BAL
                                           WEALTH
                                         STRATEGY,
SUBACCOUNT                                  CL B
                                      ---------------
1.00%                                       2,628
1.05%                                          --
1.10%                                     101,741
1.15%                                      10,465
1.20%                                          --
1.25%                                          --
1.30%                                      54,066
1.35%                                      89,104
1.40%                                          58
1.50%                                      17,026
1.55%                                          --
1.65%                                      16,466
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                     291,554
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    179

                                             AB VPS              AB VPS              AB VPS               AB VPS
                                        GLOBAL THEMATIC        GRO & INC,           INTL VAL,           LG CAP GRO,
SUBACCOUNT                                 GRO, CL B              CL B                CL B                 CL B
                                      --------------------------------------------------------------------------------
1.00%                                         7,368                  959                   --               1,957
1.05%                                            --                   --              346,492                  --
1.10%                                        63,173              136,011                   --               4,870
1.15%                                            --               10,464              248,150                  --
1.20%                                            --                   --              339,713                  --
1.25%                                            --                   --              192,740                  --
1.30%                                            --                5,765              254,749               6,055
1.35%                                            --              202,900              523,393              18,760
1.40%                                         3,394               12,420              214,906              71,791
1.50%                                            --                   --              511,995                  --
1.55%                                            --                   --              103,663                  --
1.65%                                        28,144              347,538                   --              57,756
1.70%                                            --                   --              268,701                  --
1.80%                                            --                   --                   --                  --
1.90%                                            --                   --               38,042                  --
2.00%                                            --                   --                   --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                       102,079              716,057            3,042,544             161,189
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                         INC & GRO,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                          --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      62,385
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                      62,385
-----------------------------------------------------



                                             AC VP                AC VP               AC VP                AC VP
                                        INFLATION PROT,           INTL,           MID CAP VAL,            ULTRA,
SUBACCOUNT                                   CL II                CL II               CL II                CL II
                                      --------------------------------------------------------------------------------
1.00%                                             --               --                    --                     --
1.05%                                             --               --                    --                     --
1.10%                                             --               --                    --                     --
1.15%                                        235,765               --                11,590                366,557
1.20%                                             --               --                    --                     --
1.25%                                             --               --                    --                     --
1.30%                                        311,300               --                    --                323,729
1.35%                                        304,034               --                    --                570,705
1.40%                                             --               --                    --                 30,102
1.50%                                        335,068               --                    --                565,702
1.55%                                         58,022               --                    --                 66,313
1.65%                                             --               --                    --                     --
1.70%                                         43,276               --                    --                 52,721
1.80%                                             --               --                 2,079                     --
1.90%                                             --               --                    --                     --
2.00%                                             --               --                    --                     --
----------------------------------------------------------------------------------------------------------------------
Total                                      1,287,465               --                13,669              1,975,829
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                            VAL,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                          --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      45,298
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                      45,298
-----------------------------------------------------




 180    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             AC VP                 COL                 COL              COL MARSICO
                                              VAL,              HI YIELD,         MARSICO GRO,           INTL OPP,
SUBACCOUNT                                   CL II               VS CL B             VS CL A              VS CL B
                                      --------------------------------------------------------------------------------
1.00%                                            --                   --                   --                 --
1.05%                                            --                   --              954,512                 --
1.10%                                            --                   --                   --                 --
1.15%                                            --               64,203               77,469                 --
1.20%                                            --                   --              882,901                 --
1.25%                                            --                   --              521,737                 --
1.30%                                        13,515              107,085              115,633                 --
1.35%                                            --               64,876              687,525                 --
1.40%                                            --                   --              536,933                 --
1.50%                                        42,262               59,146              651,396                 --
1.55%                                            --               21,066              245,803                 --
1.65%                                            --                   --                   --                 --
1.70%                                            --               10,307              868,785                 --
1.80%                                            --                   --                   --              2,727
1.90%                                            --                   --               85,621                 --
2.00%                                            --                   --                   --                 --
----------------------------------------------------------------------------------------------------------------------
Total                                        55,777              326,683            5,628,315              2,727
----------------------------------------------------------------------------------------------------------------------
                                            COL
                                        SM CAP VAL,
SUBACCOUNT                                VS CL B
                                      ---------------
1.00%                                           --
1.05%                                      612,922
1.10%                                           --
1.15%                                       45,590
1.20%                                      568,587
1.25%                                      341,711
1.30%                                       66,257
1.35%                                      399,260
1.40%                                      355,428
1.50%                                      369,389
1.55%                                      144,480
1.65%                                           --
1.70%                                      489,499
1.80%                                           --
1.90%                                       58,136
2.00%                                           --
-----------------------------------------------------
Total                                    3,451,259
-----------------------------------------------------



                                               CS                DREY IP             DREY IP             DREY VIF
                                           COMMODITY          MIDCAP STOCK,         TECH GRO,              APPR,
SUBACCOUNT                                   RETURN               SERV                SERV                 SERV
                                      --------------------------------------------------------------------------------
1.00%                                          --                    --                   --                  --
1.05%                                          --                    --                   --                  --
1.10%                                          --                    --                   --                  --
1.15%                                          --                11,449               70,958                  --
1.20%                                          --                    --                   --                  --
1.25%                                          --                    --                   --                  --
1.30%                                          --                    --               60,574                  --
1.35%                                          --                 7,087              110,823               7,462
1.40%                                          --                    --                7,139                  --
1.50%                                          --                16,368              111,546                  --
1.55%                                          --                    --                7,017                  --
1.65%                                          --                    --                   --                  --
1.70%                                          --                    --               10,046                  --
1.80%                                          --                    --                   --                  --
1.90%                                          --                    --                   --                  --
2.00%                                          --                    --                   --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                          --                34,904              378,103               7,462
----------------------------------------------------------------------------------------------------------------------
                                          DREY VIF
                                          INTL EQ,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                        --
1.05%                                        --
1.10%                                        --
1.15%                                        --
1.20%                                        --
1.25%                                        --
1.30%                                        --
1.35%                                        --
1.40%                                        --
1.50%                                        --
1.55%                                        --
1.65%                                        --
1.70%                                        --
1.80%                                        --
1.90%                                        --
2.00%                                        --
-----------------------------------------------------
Total                                        --
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    181

                                            DREY VIF              EV VT              FID VIP              FID VIP
                                           INTL VAL,          FLOATING-RATE        CONTRAFUND,             GRO,
SUBACCOUNT                                    SERV                 INC              SERV CL 2            SERV CL 2
                                      --------------------------------------------------------------------------------
1.00%                                          --                      --              70,843               1,840
1.05%                                          --                 346,528             240,374                  --
1.10%                                          --                      --           1,050,877              94,546
1.15%                                          --                  33,878             702,261                  --
1.20%                                          --                 257,970             200,241                  --
1.25%                                          --                 174,767             211,165              18,550
1.30%                                          --                  24,248             489,260               5,297
1.35%                                          --                 190,617           1,597,816              79,677
1.40%                                          --                 177,277             254,662              55,118
1.50%                                          --                 221,810           1,329,012                  --
1.55%                                          --                  90,051             157,454                  --
1.65%                                          --                      --             149,147             134,254
1.70%                                          --                 336,086             214,580                  --
1.80%                                          --                      --               2,441                  --
1.90%                                          --                  27,131              18,413                  --
2.00%                                          --                      --                  --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                          --               1,880,363           6,688,546             389,282
----------------------------------------------------------------------------------------------------------------------
                                          FID VIP
                                         INVEST GR,
SUBACCOUNT                               SERV CL 2
                                      ---------------
1.00%                                           --
1.05%                                      425,245
1.10%                                           --
1.15%                                      233,411
1.20%                                      343,722
1.25%                                      214,349
1.30%                                      340,227
1.35%                                      468,558
1.40%                                      212,384
1.50%                                      504,054
1.55%                                      196,749
1.65%                                           --
1.70%                                      469,652
1.80%                                           --
1.90%                                       34,945
2.00%                                           --
-----------------------------------------------------
Total                                    3,443,296
-----------------------------------------------------




                                                                 FID VIP          FTVIPT FRANK         FTVIPT FRANK
                                        FID VIP MID CAP,        OVERSEAS,       GLOBAL REAL EST,         INC SEC,
SUBACCOUNT                                 SERV CL 2            SERV CL 2             CL 2                 CL 2
                                      --------------------------------------------------------------------------------
1.00%                                         20,928               6,423               9,301                  --
1.05%                                        236,016                  --                  --                  --
1.10%                                        307,437              56,015               8,282                  --
1.15%                                        101,483              27,129                  --                  --
1.20%                                        244,977                  --                  --                  --
1.25%                                         89,627               4,542               1,153                  --
1.30%                                        157,196              12,949              52,930                  --
1.35%                                        335,147             155,048              26,870                  --
1.40%                                        178,691              11,802                  --                  --
1.50%                                        294,177              33,787                  --               1,210
1.55%                                         84,438               3,796               9,852                  --
1.65%                                        393,989              15,965              12,657                  --
1.70%                                        181,135                 270                  --                  --
1.80%                                             --               2,668                  --                  --
1.90%                                         23,558                  --                  --                  --
2.00%                                             --                  --                  --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                      2,648,799             330,394             121,045               1,210
----------------------------------------------------------------------------------------------------------------------

                                        FTVIPT FRANK
                                        RISING DIVD,
SUBACCOUNT                                  CL 2
                                      ---------------
1.00%                                        --
1.05%                                        --
1.10%                                        --
1.15%                                        --
1.20%                                        --
1.25%                                        --
1.30%                                        --
1.35%                                        --
1.40%                                        --
1.50%                                        --
1.55%                                        --
1.65%                                        --
1.70%                                        --
1.80%                                        --
1.90%                                        --
2.00%                                        --
-----------------------------------------------------
Total                                        --
-----------------------------------------------------




 182    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                          FTVIPT FRANK        FTVIPT FRANK           FTVIPT               FTVIPT
                                          SM CAP VAL,          SM MID CAP         MUTUAL SHARES        TEMP FOR SEC,
SUBACCOUNT                                    CL 2              GRO, CL 2           SEC, CL 2              CL 2
                                      --------------------------------------------------------------------------------
1.00%                                         1,794               12,556               50,547               4,900
1.05%                                            --                   --                   --                  --
1.10%                                        62,334               99,829              470,098             104,779
1.15%                                            --                9,976               15,927                  --
1.20%                                            --                   --                   --                  --
1.25%                                        11,920               16,760              171,036              34,456
1.30%                                        18,718               57,132               86,602              24,786
1.35%                                       112,438              288,270              627,336             131,617
1.40%                                         8,591               15,880              214,231              12,494
1.50%                                            --                4,517               50,372                  --
1.55%                                         4,766                5,308               27,422                  --
1.65%                                        18,511               64,835              241,472              50,440
1.70%                                            --                   --                   --                  --
1.80%                                            --                   --                   --                  --
1.90%                                            --                   --                   --                  --
2.00%                                            --                   --                   --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                       239,072              575,063            1,955,043             363,472
----------------------------------------------------------------------------------------------------------------------

                                           FTVIPT
                                        TEMP GLOBAL
SUBACCOUNT                               BOND, CL 2
                                      ---------------
1.00%                                           --
1.05%                                      344,754
1.10%                                           --
1.15%                                       93,663
1.20%                                      270,900
1.25%                                      174,423
1.30%                                      114,576
1.35%                                      277,784
1.40%                                      191,434
1.50%                                      325,306
1.55%                                       99,683
1.65%                                           --
1.70%                                      341,704
1.80%                                           --
1.90%                                       31,124
2.00%                                           --
-----------------------------------------------------
Total                                    2,265,351
-----------------------------------------------------



                                             FTVIPT              GS VIT              GS VIT             JANUS ASPEN
                                         TEMP GRO SEC,        MID CAP VAL,        STRUCTD U.S.             BAL,
SUBACCOUNT                                    CL 2                INST              EQ, INST               INST
                                      --------------------------------------------------------------------------------
1.00%                                          --                      --              --                      --
1.05%                                          --                 213,528              --                      --
1.10%                                          --                      --              --                      --
1.15%                                          --                 183,947              --                      --
1.20%                                          --                 222,143              --                      --
1.25%                                          --                 117,023              --                      --
1.30%                                          --                 177,653              --                      --
1.35%                                          --                 408,791              --                      --
1.40%                                          --                 147,318              --                 419,711
1.50%                                          --                 450,861              --                      --
1.55%                                          --                  72,047              --                      --
1.65%                                          --                      --              --                      --
1.70%                                          --                 172,857              --                      --
1.80%                                          --                      --              --                      --
1.90%                                          --                  18,498              --                      --
2.00%                                          --                      --              --                      --
----------------------------------------------------------------------------------------------------------------------
Total                                          --               2,184,666              --                 419,711
----------------------------------------------------------------------------------------------------------------------
                                        JANUS ASPEN
                                           JANUS,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                           --
1.05%                                      820,334
1.10%                                           --
1.15%                                       68,238
1.20%                                      766,681
1.25%                                      449,965
1.30%                                      101,658
1.35%                                      603,068
1.40%                                      464,133
1.50%                                      563,345
1.55%                                      212,120
1.65%                                           --
1.70%                                      742,895
1.80%                                           --
1.90%                                       70,236
2.00%                                           --
-----------------------------------------------------
Total                                    4,862,673
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    183

                                          JANUS ASPEN             LM CB                MFS                  MFS
                                             WORLD,            VAR SM CAP        INV GRO STOCK,          NEW DIS,
SUBACCOUNT                                    INST              GRO, CL I            SERV CL              SERV CL
                                      --------------------------------------------------------------------------------
1.00%                                            --                --                  4,619                  978
1.05%                                            --                --                     --                   --
1.10%                                            --                --                100,930               60,690
1.15%                                            --                --                     --                8,795
1.20%                                            --                --                     --                   --
1.25%                                            --                --                 12,300               15,261
1.30%                                            --                --                  6,105                   --
1.35%                                            --                --                 82,930               78,614
1.40%                                       153,755                --                     --               15,847
1.50%                                            --                --                     --                   --
1.55%                                            --                --                     --                   --
1.65%                                            --                --                  3,775                   --
1.70%                                            --                --                     --                   --
1.80%                                            --                --                     --                   --
1.90%                                            --                --                     --                   --
2.00%                                            --                --                     --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                       153,755                --                210,659              180,185
----------------------------------------------------------------------------------------------------------------------

                                            MFS
                                       TOTAL RETURN,
SUBACCOUNT                                SERV CL
                                      ---------------
1.00%                                       23,850
1.05%                                           --
1.10%                                      606,661
1.15%                                        5,020
1.20%                                           --
1.25%                                       79,432
1.30%                                       15,223
1.35%                                    1,000,856
1.40%                                       60,410
1.50%                                        1,981
1.55%                                       38,262
1.65%                                      104,191
1.70%                                           --
1.80%                                           --
1.90%                                           --
2.00%                                           --
-----------------------------------------------------
Total                                    1,935,886
-----------------------------------------------------




                                              MFS                 NACM                OPCAP                OPPEN
                                           UTILITIES,            SM CAP,            MANAGED,             CAP APPR
SUBACCOUNT                                  SERV CL               CL I                CL I                  VA
                                      --------------------------------------------------------------------------------
1.00%                                            --                  --                   --                   --
1.05%                                            --                  --                   --                   --
1.10%                                        42,487                  --                   --                   --
1.15%                                         6,366                  --                   --                   --
1.20%                                            --                  --                   --                   --
1.25%                                            --                  --                   --                   --
1.30%                                         1,313                  --                   --                   --
1.35%                                         1,596                  --                   --                   --
1.40%                                         1,649              27,712              111,790              143,879
1.50%                                            --                  --                   --                   --
1.55%                                         5,092                  --                   --                   --
1.65%                                         3,693                  --                   --                   --
1.70%                                            --                  --                   --                   --
1.80%                                            --                  --                   --                   --
1.90%                                            --                  --                   --                   --
2.00%                                            --                  --                   --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                        62,196              27,712              111,790              143,879
----------------------------------------------------------------------------------------------------------------------

                                           OPPEN
                                        CAP APPR VA,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                       33,113
1.05%                                           --
1.10%                                      443,785
1.15%                                      222,001
1.20%                                           --
1.25%                                       22,386
1.30%                                      237,248
1.35%                                      954,183
1.40%                                       59,172
1.50%                                      314,948
1.55%                                       28,303
1.65%                                      149,741
1.70%                                       34,493
1.80%                                        2,508
1.90%                                           --
2.00%                                           --
-----------------------------------------------------
Total                                    2,501,881
-----------------------------------------------------




 184    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             OPPEN                                    OPPEN                OPPEN
                                           GLOBAL SEC             OPPEN            HI INC VA,           MAIN ST SM
SUBACCOUNT                                  VA, SERV            HI INC VA             SERV             CAP VA, SERV
                                      --------------------------------------------------------------------------------
1.00%                                           579                  --               12,353                10,913
1.05%                                            --                  --                   --                    --
1.10%                                        95,947                  --              114,249               224,930
1.15%                                            --                  --                   --                66,584
1.20%                                            --                  --                   --                    --
1.25%                                         1,107                  --                   --                20,164
1.30%                                         6,732                  --                6,297                24,188
1.35%                                        52,554                  --               53,834               228,501
1.40%                                        12,719              49,928                1,116                53,115
1.50%                                        23,521                  --                   --               147,398
1.55%                                            --                  --                   --                40,940
1.65%                                        41,693                  --                3,061               352,163
1.70%                                            --                  --                   --                    --
1.80%                                            --                  --                   --                 2,499
1.90%                                            --                  --                   --                    --
2.00%                                            --                  --                   --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                       234,852              49,928              190,910             1,171,395
----------------------------------------------------------------------------------------------------------------------
                                        OPPEN GLOBAL
                                       STRATEGIC INC
SUBACCOUNT                                VA, SERV
                                      ---------------
1.00%                                      100,390
1.05%                                      727,180
1.10%                                      640,071
1.15%                                      335,206
1.20%                                      540,575
1.25%                                      511,862
1.30%                                      328,336
1.35%                                      996,249
1.40%                                      446,880
1.50%                                      694,148
1.55%                                      273,665
1.65%                                      245,058
1.70%                                      685,379
1.80%                                           --
1.90%                                       62,752
2.00%                                           --
-----------------------------------------------------
Total                                    6,587,751
-----------------------------------------------------




                                           PIMCO VIT             PUT VT              PUT VT               PUT VT
                                           ALL ASSET,           DIV INC,            DIV INC,            GLOBAL HLTH
SUBACCOUNT                                 ADVISOR CL             CL IA               CL IB             CARE, CL IB
                                      --------------------------------------------------------------------------------
1.00%                                             --                 --                  --                 --
1.05%                                        395,370                 --                  --                 --
1.10%                                             --                 --                  --                 --
1.15%                                         36,220                 --                  --                 --
1.20%                                        363,209                 --                  --                 --
1.25%                                        221,034                 --                  --                 --
1.30%                                         58,698                 --                  --                 --
1.35%                                        296,729                 --                  --                 --
1.40%                                        211,590             39,500              63,233                 --
1.50%                                        276,897                 --                  --                 --
1.55%                                        109,597                 --                  --                 --
1.65%                                             --                 --                  --                 --
1.70%                                        387,532                 --                  --                 --
1.80%                                          1,583                 --                  --                 --
1.90%                                         35,446                 --                  --                 --
2.00%                                             --                 --                  --                 --
----------------------------------------------------------------------------------------------------------------------
Total                                      2,393,905             39,500              63,233                 --
----------------------------------------------------------------------------------------------------------------------

                                           PUT VT
                                         GRO & INC,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                          --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      62,502
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                      62,502
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    185

                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           GRO & INC,           HI YIELD,           HI YIELD,            INTL EQ,
SUBACCOUNT                                   CL IB                CL IA               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                        11,059                  --                  --                6,517
1.05%                                            --                  --                  --                   --
1.10%                                            --                  --                  --                1,150
1.15%                                            --                  --                  --                   --
1.20%                                            --                  --                  --                   --
1.25%                                         3,361                  --                  --                3,351
1.30%                                            --                  --                  --                   --
1.35%                                        16,971                  --                  --                5,976
1.40%                                       178,820              48,407              53,576               28,823
1.50%                                            --                  --                  --                   --
1.55%                                            --                  --                  --                   --
1.65%                                            --                  --                  --                   --
1.70%                                            --                  --                  --                   --
1.80%                                            --                  --                  --                   --
1.90%                                            --                  --                  --                   --
2.00%                                            --                  --                  --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                       210,211              48,407              53,576               45,817
----------------------------------------------------------------------------------------------------------------------

                                           PUT VT
                                          NEW OPP,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                          --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      31,752
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                      31,752
-----------------------------------------------------



                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           RESEARCH,           SM CAP VAL,           VISTA,              VOYAGER,
SUBACCOUNT                                   CL IB                CL IB               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                           --                    --                 --                    --
1.05%                                           --                    --                 --                    --
1.10%                                        5,717                    --                 --                    --
1.15%                                           --                12,742                 --                    --
1.20%                                           --                    --                 --                    --
1.25%                                           --                    --                 --                    --
1.30%                                           --                 9,174              5,668                    --
1.35%                                           --                13,509                873                    --
1.40%                                           --                10,845              1,082               168,795
1.50%                                           --                45,655                 --                    --
1.55%                                           --                10,033                 --                    --
1.65%                                           --                    --              7,708                    --
1.70%                                           --                    --                 --                    --
1.80%                                           --                    --                 --                    --
1.90%                                           --                    --                 --                    --
2.00%                                           --                    --                 --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                        5,717               101,958             15,331               168,795
----------------------------------------------------------------------------------------------------------------------
                                          VP DAVIS
                                        NY VENTURE,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                           --
1.05%                                    1,011,162
1.10%                                           --
1.15%                                       84,658
1.20%                                      962,542
1.25%                                      556,741
1.30%                                      122,010
1.35%                                      764,204
1.40%                                      586,233
1.50%                                      688,403
1.55%                                      259,449
1.65%                                           --
1.70%                                      899,975
1.80%                                           --
1.90%                                       82,453
2.00%                                           --
-----------------------------------------------------
Total                                    6,017,830
-----------------------------------------------------




 186    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             VP GS              VP PTNRS             RVS VP               RVS VP
                                          MID CAP VAL,         SM CAP VAL,            BAL,              CASH MGMT,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                          --                  2,188                  --                 4,766
1.05%                                          --                     --                  --               212,255
1.10%                                          --                  1,025                  --                21,726
1.15%                                          --                218,193                  --                16,541
1.20%                                          --                     --                  --               129,753
1.25%                                          --                     --                  --                89,406
1.30%                                          --                121,933                  --                19,596
1.35%                                          --                223,285                  --               254,358
1.40%                                          --                  2,116             341,960               191,821
1.50%                                          --                301,937                  --               386,798
1.55%                                          --                 16,442                  --                46,633
1.65%                                          --                  3,174                  --                80,664
1.70%                                          --                 32,995                  --               209,107
1.80%                                          --                  2,263                  --               159,878
1.90%                                          --                     --                  --                13,336
2.00%                                          --                     --                  --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                          --                925,551             341,960             1,836,638
----------------------------------------------------------------------------------------------------------------------

                                           RVS VP
                                         DIV BOND,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                        7,438
1.05%                                      958,112
1.10%                                      233,561
1.15%                                       94,817
1.20%                                      748,059
1.25%                                      591,867
1.30%                                       76,991
1.35%                                    1,132,586
1.40%                                      589,654
1.50%                                      720,070
1.55%                                      234,055
1.65%                                       27,688
1.70%                                      945,963
1.80%                                           --
1.90%                                       77,955
2.00%                                           --
-----------------------------------------------------
Total                                    6,438,816
-----------------------------------------------------



                                             RVS VP              RVS VP              RVS VP               RVS VP
                                          DIV EQ INC,            DYN EQ,        GLOBAL INFLATION      HI YIELD BOND,
SUBACCOUNT                                    CL 3                CL 3           PROT SEC, CL 3            CL 3
                                      --------------------------------------------------------------------------------

1.00%                                         11,150                  --                   --                  --
1.05%                                        977,668                  --              672,681                  --
1.10%                                         67,853                  --                   --                  --
1.15%                                        456,431              92,776               64,188              37,397
1.20%                                        892,973                  --              528,117               2,125
1.25%                                        255,499                  --              350,955                  --
1.30%                                        320,677              68,263               71,947              67,570
1.35%                                        648,761             247,036              413,648              23,828
1.40%                                        288,949             121,020              365,382                  --
1.50%                                      1,178,705             100,295              498,542              28,464
1.55%                                        156,378              10,084              180,891              14,422
1.65%                                            984               2,532                   --                  --
1.70%                                        789,909               1,442              674,383               8,711
1.80%                                             --                  --                   --                  --
1.90%                                         96,675                  --               58,683                  --
2.00%                                             --                  --                   --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                      6,142,612             643,448            3,879,417             182,517
----------------------------------------------------------------------------------------------------------------------
                                           RVS VP
                                          INC OPP,
SUBACCOUNT                                  CL 3
                                      ---------------

1.00%                                           --
1.05%                                      495,551
1.10%                                           --
1.15%                                       48,937
1.20%                                      410,497
1.25%                                      270,179
1.30%                                       63,924
1.35%                                      325,875
1.40%                                      280,539
1.50%                                      360,435
1.55%                                      137,275
1.65%                                           --
1.70%                                      484,030
1.80%                                           --
1.90%                                       47,666
2.00%                                           --
-----------------------------------------------------
Total                                    2,924,908
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    187

                                             RVS VP              RVS VP              RVS VP               RVS VP
                                          MID CAP GRO,        MID CAP VAL,          S&P 500,          SHORT DURATION,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                            --                --                  4,962                 3,420
1.05%                                            --                --                     --               128,636
1.10%                                            --                --                250,439               284,606
1.15%                                            --                --                     --                26,615
1.20%                                            --                --                     --                85,499
1.25%                                            --                --                 47,951               153,707
1.30%                                            --                --                 73,513                94,208
1.35%                                            --                --                426,243               457,342
1.40%                                        74,969                --                     --                95,916
1.50%                                            --                --                 15,801                86,619
1.55%                                            --                --                  5,844                62,535
1.65%                                            --                --                 55,742               149,694
1.70%                                            --                --                     --               138,998
1.80%                                            --                --                  2,363                    --
1.90%                                            --                --                     --                 8,382
2.00%                                            --                --                     --                    --
----------------------------------------------------------------------------------------------------------------------
Total                                        74,969                --                882,858             1,776,177
----------------------------------------------------------------------------------------------------------------------
                                           SEL VP
                                            GRO,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                          --
1.05%                                          --
1.10%                                      18,751
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                      12,438
1.40%                                          --
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                      31,189
-----------------------------------------------------




                                             SEL VP              THDL VP             THDL VP             VANK LIT
                                          LG CAP VAL,          EMER MKTS,           INTL OPP,            COMSTOCK,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL II
                                      --------------------------------------------------------------------------------
1.00%                                          --                      --                --                     --
1.05%                                          --                 156,955                --                294,261
1.10%                                          --                      --                --                     --
1.15%                                          --                  91,649                --                637,868
1.20%                                          --                 145,180                --                281,712
1.25%                                          --                  85,608                --                166,290
1.30%                                          --                 105,172                --                649,844
1.35%                                          --                 201,182                --              1,118,773
1.40%                                          --                 103,632            32,530                203,705
1.50%                                          --                 208,931                --              1,089,396
1.55%                                          --                  42,002                --                167,060
1.65%                                          --                      --                --                     --
1.70%                                          --                 109,232                --                346,417
1.80%                                          --                      --                --                  2,502
1.90%                                          --                  21,396                --                 28,939
2.00%                                          --                      --                --                     --
----------------------------------------------------------------------------------------------------------------------
Total                                          --               1,270,939            32,530              4,986,767
----------------------------------------------------------------------------------------------------------------------

                                          VANK UIF
                                        GLOBAL REAL
                                            EST,
SUBACCOUNT                                 CL II
                                      ---------------
1.00%                                           --
1.05%                                      187,678
1.10%                                           --
1.15%                                       14,768
1.20%                                      178,126
1.25%                                      100,521
1.30%                                       20,190
1.35%                                      140,614
1.40%                                      113,346
1.50%                                      129,153
1.55%                                       44,534
1.65%                                           --
1.70%                                      153,604
1.80%                                           --
1.90%                                       13,291
2.00%                                           --
-----------------------------------------------------
Total                                    1,095,825
-----------------------------------------------------




 188    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                                               VANK UIF           VANK UIF
                                                             MID CAP GRO,      U.S. REAL EST,         WANGER             WANGER
SUBACCOUNT                                                       CL II              CL II              INTL                USA
                                                           -------------------------------------------------------------------------
1.00%                                                             --                   --                   --                 --
1.05%                                                             --                   --              240,372            194,058
1.10%                                                             --                   --                   --                 --
1.15%                                                             --               14,973              146,723            146,535
1.20%                                                             --                   --              234,562            198,720
1.25%                                                             --                   --              127,056            108,740
1.30%                                                             --               16,938              146,016            170,210
1.35%                                                             --                2,870              327,934            332,419
1.40%                                                             --                   --              156,452            115,664
1.50%                                                             --                9,866              316,449            295,008
1.55%                                                             --                  784               63,018             63,758
1.65%                                                             --                   --                   --                 --
1.70%                                                             --                   --              156,423            170,441
1.80%                                                             --                   --                   --                 --
1.90%                                                             --                   --               24,285             17,661
2.00%                                                             --                   --                   --                 --
------------------------------------------------------------------------------------------------------------------------------------
Total                                                             --               45,431            1,939,290          1,813,214
------------------------------------------------------------------------------------------------------------------------------------


The following is a summary of net assets at Dec. 31, 2009:

                                           INVESCO VI         INVESCO VI         INVESCO VI         INVESCO VI         INVESCO VI
                                           BASIC VAL,          CAP APPR,          CAP DEV,           CORE EQ,           CORE EQ,
SUBACCOUNT                                   SER II             SER II             SER II              SER I             SER II
                                        --------------------------------------------------------------------------------------------
1.00%                                       $  3,544            $   --            $     71           $     --            $  100
1.05%                                             60                88                  68                 --                --
1.10%                                        163,992                --              54,432                 --             9,132
1.15%                                         70,806                88                  52                 --                --
1.20%                                             60                87                  68                 --                --
1.25%                                            140                87                  94                 --                99
1.30%                                         41,694                87              13,363                 --                99
1.35%                                        287,172                87              62,091                 --                99
1.40%                                         35,122                87                  69            465,063                98
1.50%                                         64,322                87                  51                 --                --
1.55%                                         17,868                87                  69                 --                98
1.65%                                         53,139                --               5,205                 --                98
1.70%                                            619                86                  51                 --                --
1.80%                                             --                80                  68                 --                --
1.90%                                             --                80                  68                 --                --
2.00%                                             --                80                  68                 --                --
------------------------------------------------------------------------------------------------------------------------------------
Total                                       $738,538            $1,111            $135,888           $465,063            $9,823
------------------------------------------------------------------------------------------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    189

                                           INVESCO VI          INVESCO VI          INVESCO VI           INVESCO VI
                                          GLOBAL HLTH,          INTL GRO,           INTL GRO,        MID CAP CORE EQ,
SUBACCOUNT                                   SER II               SER I              SER II               SER II
                                      --------------------------------------------------------------------------------
1.00%                                       $    --              $    --           $       --             $    --
1.05%                                            68                   --              614,668                  82
1.10%                                            --                   --                   --                  --
1.15%                                         9,834                   --               48,655              16,906
1.20%                                            68                   --              560,718                  81
1.25%                                            68                   --              333,539                  81
1.30%                                            68                   --               70,453               7,982
1.35%                                            68                   --              428,856              41,837
1.40%                                            68               50,807              340,331                  81
1.50%                                            68                   --              410,277              15,833
1.55%                                            68                   --              158,942               1,524
1.65%                                            --                   --                   --                  --
1.70%                                            67                   --              557,817                 265
1.80%                                            88                   --                  111                  --
1.90%                                            87                   --               49,347                  --
2.00%                                            87                   --                  111                  --
----------------------------------------------------------------------------------------------------------------------
Total                                       $10,707              $50,807           $3,573,825             $84,672
----------------------------------------------------------------------------------------------------------------------
                                         AB VPS BAL
                                           WEALTH
                                         STRATEGY,
SUBACCOUNT                                 CL B
                                      ---------------
1.00%                                     $  2,665
1.05%                                           82
1.10%                                      103,085
1.15%                                       10,596
1.20%                                           81
1.25%                                           81
1.30%                                       54,643
1.35%                                       89,995
1.40%                                           59
1.50%                                       17,164
1.55%                                           81
1.65%                                       16,568
1.70%                                           81
1.80%                                           --
1.90%                                           --
2.00%                                           --
-----------------------------------------------------
Total                                     $295,181
-----------------------------------------------------



                                         AB VPS GLOBAL           AB VPS              AB VPS               AB VPS
                                         THEMATIC GRO,         GRO & INC,           INTL VAL,           LG CAP GRO,
SUBACCOUNT                                    CL B                CL B                CL B                 CL B
                                      --------------------------------------------------------------------------------
1.00%                                       $ 11,159            $  1,290           $       --            $  2,773
1.05%                                             67                 128              276,438                  --
1.10%                                         95,026             177,138                   --               6,766
1.15%                                             67               9,348              257,849                  --
1.20%                                             67                 127              269,598                  --
1.25%                                             68                  84              152,686                 100
1.30%                                             68               7,407              262,717               8,299
1.35%                                             86             261,929              538,380              25,614
1.40%                                          5,003              15,980              169,297              97,731
1.50%                                             66                  88              522,605                  --
1.55%                                             67                  86              105,533                  99
1.65%                                         40,779             436,006                   --              77,296
1.70%                                             66                  87              271,435                  --
1.80%                                             74                  83                   57                  --
1.90%                                             74                  83               21,664                  --
2.00%                                             74                  83                   57                  --
----------------------------------------------------------------------------------------------------------------------
Total                                       $152,811            $909,947           $2,848,316            $218,678
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                         INC & GRO,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                     $    --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      63,293
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                     $63,293
-----------------------------------------------------




 190    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             AC VP                AC VP               AC VP                AC VP
                                        INFLATION PROT,           INTL,           MID CAP VAL,            ULTRA,
SUBACCOUNT                                   CL II                CL II               CL II                CL II
                                      --------------------------------------------------------------------------------
1.00%                                      $       --             $ --               $    --            $       --
1.05%                                           2,353               77                    64                    65
1.10%                                              --               --                    --                    --
1.15%                                         275,686               61                 9,996               333,090
1.20%                                           2,340               77                    63                    65
1.25%                                           2,337               77                    63                    65
1.30%                                         361,206               60                    63               291,919
1.35%                                         351,891               60                    63               513,302
1.40%                                           2,324               77                    63                28,243
1.50%                                         384,851               59                    63               504,884
1.55%                                          66,478               59                    63                59,037
1.65%                                              --               --                    --                    --
1.70%                                          49,197               59                    63                46,573
1.80%                                              --               --                 1,883                    57
1.90%                                              --               --                    86                    57
2.00%                                              --               --                    86                    57
----------------------------------------------------------------------------------------------------------------------
Total                                      $1,498,663             $666               $12,619            $1,777,414
----------------------------------------------------------------------------------------------------------------------
                                           AC VP
                                            VAL,
SUBACCOUNT                                  CL I
                                      ---------------
1.00%                                     $    --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      68,212
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                     $68,212
-----------------------------------------------------



                                             AC VP                 COL                 COL                  COL
                                              VAL,              HI YIELD,         MARSICO GRO,       MARSICO INTL OPP,
SUBACCOUNT                                   CL II               VS CL B             VS CL A              VS CL B
                                      --------------------------------------------------------------------------------
1.00%                                       $    --             $     --           $       --             $   --
1.05%                                            70                   81              806,834                 59
1.10%                                            --                   --                   --                 --
1.15%                                            51               73,020               65,310                 59
1.20%                                            70                   80              743,384                 59
1.25%                                            70                   80              438,681                 59
1.30%                                        13,523              121,144               97,093                 59
1.35%                                            94               73,246              576,565                 58
1.40%                                            70                   80              449,660                 58
1.50%                                        41,872               66,426              544,068                 58
1.55%                                            50               23,571              205,037                 58
1.65%                                            --                   --                   --                 --
1.70%                                            85               11,490              721,780                 58
1.80%                                            56                   77                   53              1,949
1.90%                                            56                   77               63,537                 67
2.00%                                            56                   77                   53                 67
----------------------------------------------------------------------------------------------------------------------
Total                                       $56,123             $369,449           $4,712,055             $2,668
----------------------------------------------------------------------------------------------------------------------
                                            COL
                                        SM CAP VAL,
SUBACCOUNT                                VS CL B
                                      ---------------
1.00%                                    $       --
1.05%                                       584,411
1.10%                                            --
1.15%                                        50,024
1.20%                                       539,381
1.25%                                       323,578
1.30%                                        72,132
1.35%                                       433,840
1.40%                                       334,779
1.50%                                       398,330
1.55%                                       155,375
1.65%                                            --
1.70%                                       522,396
1.80%                                            81
1.90%                                        47,885
2.00%                                            81
-----------------------------------------------------
Total                                    $3,462,293
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    191

                                               CS                DREY IP             DREY IP             DREY VIF
                                           COMMODITY          MIDCAP STOCK,         TECH GRO,              APPR,
SUBACCOUNT                                   RETURN               SERV                SERV                 SERV
                                      --------------------------------------------------------------------------------
1.00%                                         $ --               $    --            $     --              $   --
1.05%                                           64                    64                  72                 155
1.10%                                           --                    --                  --                  --
1.15%                                           64                10,783              78,071                 128
1.20%                                           64                    64                  72                 154
1.25%                                           64                    64                  72                 153
1.30%                                           63                    70              66,155                 127
1.35%                                           63                 6,607             120,648               7,912
1.40%                                           63                    63               7,854                 153
1.50%                                           63                15,143             120,499                 126
1.55%                                           63                    69               7,586                 126
1.65%                                           --                    --                  --                  --
1.70%                                           63                    69              10,761                 125
1.80%                                           60                    --                  --                  --
1.90%                                           60                    --                  --                  --
2.00%                                           60                    --                  --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                         $814               $32,996            $411,790              $9,159
----------------------------------------------------------------------------------------------------------------------
                                          DREY VIF
                                          INTL EQ,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                       $ --
1.05%                                         58
1.10%                                         --
1.15%                                         58
1.20%                                         58
1.25%                                         58
1.30%                                         57
1.35%                                         57
1.40%                                         57
1.50%                                         57
1.55%                                         57
1.65%                                         --
1.70%                                         84
1.80%                                         70
1.90%                                         70
2.00%                                         70
-----------------------------------------------------
Total                                       $811
-----------------------------------------------------



                                            DREY VIF              EV VT              FID VIP              FID VIP
                                           INTL VAL,          FLOATING-RATE        CONTRAFUND,           GRO, SERV
SUBACCOUNT                                    SERV                 INC              SERV CL 2              CL 2
                                      --------------------------------------------------------------------------------
1.00%                                         $ --             $       --          $  121,190            $  2,410
1.05%                                           72                351,885             233,984                 136
1.10%                                           --                     --           1,785,585             121,419
1.15%                                           85                 34,377             810,688                 110
1.20%                                           71                260,941             193,879                 135
1.25%                                           71                176,537             355,088              23,581
1.30%                                           86                 24,557             820,015               6,710
1.35%                                           86                192,031           2,669,244             100,595
1.40%                                           71                178,356             423,927              69,356
1.50%                                           85                222,557           1,506,829                 109
1.55%                                           85                 90,341             259,454                 128
1.65%                                           --                     --             244,122             166,064
1.70%                                           84                335,575             240,812                 108
1.80%                                           57                  2,418               1,943                  --
1.90%                                           57                 27,220              13,802                  --
2.00%                                           57                  2,408                 109                  --
----------------------------------------------------------------------------------------------------------------------
Total                                         $967             $1,899,203          $9,680,671            $490,861
----------------------------------------------------------------------------------------------------------------------
                                          FID VIP
                                         INVEST GR,
SUBACCOUNT                               SERV CL 2
                                      ---------------
1.00%                                    $       --
1.05%                                       499,335
1.10%                                            --
1.15%                                       272,565
1.20%                                       401,367
1.25%                                       249,862
1.30%                                       394,261
1.35%                                       541,540
1.40%                                       246,268
1.50%                                       578,138
1.55%                                       225,099
1.65%                                            --
1.70%                                       533,182
1.80%                                            82
1.90%                                        37,985
2.00%                                            82
-----------------------------------------------------
Total                                    $3,979,766
-----------------------------------------------------




 192    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                            FID VIP              FID VIP          FTVIPT FRANK         FTVIPT FRANK
                                            MID CAP,            OVERSEAS,          GLOBAL REAL           INC SEC,
SUBACCOUNT                                 SERV CL 2            SERV CL 2           EST, CL 2              CL 2
                                      --------------------------------------------------------------------------------
1.00%                                      $   46,977           $ 12,489            $ 11,590              $   --
1.05%                                         242,974                 76                  --                  81
1.10%                                         685,404            108,219              10,249                  --
1.15%                                         130,473             31,188                  --                  87
1.20%                                         250,877                 76                  --                  81
1.25%                                         197,763              8,689               1,413                  81
1.30%                                         345,728             24,712              64,622                  86
1.35%                                         734,601            294,502              33,555                  86
1.40%                                         390,339             22,339                  81                  80
1.50%                                         371,466             38,198                  --               1,461
1.55%                                         182,625              7,127              11,826                  85
1.65%                                         846,130             29,708              15,487                  --
1.70%                                         226,394                302                  --                  85
1.80%                                             117              1,889                  --                  66
1.90%                                          18,619                 67                  --                  66
2.00%                                             117                 67                  --                  66
----------------------------------------------------------------------------------------------------------------------
Total                                      $4,670,604           $579,648            $148,823              $2,411
----------------------------------------------------------------------------------------------------------------------
                                        FTVIPT FRANK
                                        RISING DIVD,
SUBACCOUNT                                  CL 2
                                      ---------------
1.00%                                       $ --
1.05%                                         92
1.10%                                         --
1.15%                                         73
1.20%                                         91
1.25%                                         91
1.30%                                         73
1.35%                                         73
1.40%                                         91
1.50%                                         72
1.55%                                         72
1.65%                                         --
1.70%                                         71
1.80%                                         --
1.90%                                         --
2.00%                                         --
-----------------------------------------------------
Total                                       $799
-----------------------------------------------------



                                          FTVIPT FRANK        FTVIPT FRANK           FTVIPT               FTVIPT
                                             SM CAP            SM MID CAP         MUTUAL SHARES          TEMP FOR
SUBACCOUNT                                 VAL, CL 2            GRO, CL 2           SEC, CL 2            SEC, CL 2
                                      --------------------------------------------------------------------------------
1.00%                                       $  3,363            $ 20,274           $   73,552            $  9,874
1.05%                                             --                 100                   78                  --
1.10%                                        115,057             160,101              679,416             209,703
1.15%                                             --              10,103               16,805                  --
1.20%                                             --                  99                   77                  --
1.25%                                         21,860              26,607              244,686              68,262
1.30%                                         34,082              90,389              123,468              48,937
1.35%                                        204,028             454,519              891,545             263,509
1.40%                                         15,537              24,953              303,376              24,500
1.50%                                             --               4,494               52,203                  --
1.55%                                          8,533               8,257               38,436                  86
1.65%                                         32,913             100,161              336,187              98,952
1.70%                                             --                  74                   76                  --
1.80%                                             --                  --                   --                  --
1.90%                                             --                  --                   --                  --
2.00%                                             --                  --                   --                  --
----------------------------------------------------------------------------------------------------------------------
Total                                       $435,373            $900,131           $2,759,905            $723,823
----------------------------------------------------------------------------------------------------------------------
                                           FTVIPT
                                        TEMP GLOBAL
SUBACCOUNT                               BOND, CL 2
                                      ---------------
1.00%                                    $       --
1.05%                                       499,972
1.10%                                            --
1.15%                                       141,450
1.20%                                       390,747
1.25%                                       251,167
1.30%                                       171,718
1.35%                                       415,266
1.40%                                       274,196
1.50%                                       482,539
1.55%                                       147,484
1.65%                                            --
1.70%                                       501,649
1.80%                                            92
1.90%                                        38,086
2.00%                                            91
-----------------------------------------------------
Total                                    $3,314,457
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    193

                                             FTVIPT              GS VIT              GS VIT             JANUS ASPEN
                                            TEMP GRO          MID CAP VAL,      STRUCTD U.S. EQ,           BAL,
SUBACCOUNT                                 SEC, CL 2              INST                INST                 INST
                                      --------------------------------------------------------------------------------
1.00%                                         $ --             $       --             $ --               $     --
1.05%                                           65                203,559               51                     --
1.10%                                           --                     --               --                     --
1.15%                                           50                205,748               52                     --
1.20%                                           66                210,671               52                     --
1.25%                                           66                110,719               52                     --
1.30%                                           50                197,177               52                     --
1.35%                                           50                452,622               52                     --
1.40%                                           65                138,723               52                794,751
1.50%                                           50                495,367               51                     --
1.55%                                           50                 78,955               51                     --
1.65%                                           --                     --               --                     --
1.70%                                           49                187,960               51                     --
1.80%                                           52                     58               51                     --
1.90%                                           52                 14,398               51                     --
2.00%                                           52                     57               51                     --
----------------------------------------------------------------------------------------------------------------------
Total                                         $717             $2,296,014             $669               $794,751
----------------------------------------------------------------------------------------------------------------------
                                        JANUS ASPEN
                                           JANUS,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                    $       --
1.05%                                       695,019
1.10%                                            --
1.15%                                        57,548
1.20%                                       646,969
1.25%                                       379,202
1.30%                                        85,395
1.35%                                       506,860
1.40%                                       389,572
1.50%                                       471,583
1.55%                                       177,240
1.65%                                            --
1.70%                                       618,463
1.80%                                            76
1.90%                                        54,850
2.00%                                            76
-----------------------------------------------------
Total                                    $4,082,853
-----------------------------------------------------



                                          JANUS ASPEN           LM CB VAR              MFS                  MFS
                                             WORLD,            SM CAP GRO,       INV GRO STOCK,          NEW DIS,
SUBACCOUNT                                    INST                CL I               SERV CL              SERV CL
                                      --------------------------------------------------------------------------------
1.00%                                       $     --              $ --              $  6,490             $  1,719
1.05%                                             --                65                    79                   86
1.10%                                             --                --               140,846              101,328
1.15%                                             --                63                    51               10,336
1.20%                                             --                63                    78                   85
1.25%                                             --                63                16,991               25,222
1.30%                                             --                63                 8,404                  148
1.35%                                             --                63               113,776              129,042
1.40%                                        161,072                63                    55               25,926
1.50%                                             --                62                    52                   86
1.55%                                             --                62                    54                   73
1.65%                                             --                --                 5,075                   73
1.70%                                             --                62                    51                   85
1.80%                                             --                58                    --                   --
1.90%                                             --                58                    --                   --
2.00%                                             --                58                    --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                       $161,072              $803              $292,002             $294,209
----------------------------------------------------------------------------------------------------------------------
                                            MFS
                                       TOTAL RETURN,
SUBACCOUNT                                SERV CL
                                      ---------------
1.00%                                    $   31,922
1.05%                                           103
1.10%                                       806,425
1.15%                                         5,283
1.20%                                           102
1.25%                                       104,517
1.30%                                        19,962
1.35%                                     1,307,994
1.40%                                        78,684
1.50%                                         2,124
1.55%                                        49,388
1.65%                                       133,416
1.70%                                            77
1.80%                                            86
1.90%                                            85
2.00%                                            85
-----------------------------------------------------
Total                                    $2,540,253
-----------------------------------------------------




 194    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                              MFS                 NACM                                     OPPEN
                                           UTILITIES,            SM CAP,         OPCAP MANAGED,          CAP APPR
SUBACCOUNT                                  SERV CL               CL I                CL I                  VA
                                      --------------------------------------------------------------------------------
1.00%                                       $    122             $    --            $     --             $     --
1.05%                                            127                  --                  --                   --
1.10%                                        110,784                  --                  --                   --
1.15%                                         10,252                  --                  --                   --
1.20%                                            127                  --                  --                   --
1.25%                                            120                  --                  --                   --
1.30%                                          3,496                  --                  --                   --
1.35%                                          4,093                  --                  --                   --
1.40%                                          4,213              41,308             133,699              181,191
1.50%                                            119                  --                  --                   --
1.55%                                         12,878                  --                  --                   --
1.65%                                          9,277                  --                  --                   --
1.70%                                            117                  --                  --                   --
1.80%                                            100                  --                  --                   --
1.90%                                            100                  --                  --                   --
2.00%                                            100                  --                  --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                       $156,025             $41,308            $133,699             $181,191
----------------------------------------------------------------------------------------------------------------------
                                           OPPEN
                                        CAP APPR VA,
SUBACCOUNT                                  SERV
                                      ---------------
1.00%                                    $   45,582
1.05%                                           168
1.10%                                       606,816
1.15%                                       215,198
1.20%                                           167
1.25%                                        30,299
1.30%                                       319,950
1.35%                                     1,282,702
1.40%                                        79,275
1.50%                                       299,863
1.55%                                        37,531
1.65%                                       197,232
1.70%                                        32,505
1.80%                                         1,976
1.90%                                           143
2.00%                                           143
-----------------------------------------------------
Total                                    $3,149,550
-----------------------------------------------------



                                             OPPEN                OPPEN               OPPEN                OPPEN
                                         GLOBAL SEC VA,          HI INC            HI INC VA,           MAIN ST SM
SUBACCOUNT                                    SERV                 VA                 SERV             CAP VA, SERV
                                      --------------------------------------------------------------------------------
1.00%                                       $  1,310             $    --             $ 4,475            $   19,771
1.05%                                            151                  --                  --                    91
1.10%                                        194,854                  --              41,111               404,704
1.15%                                            118                  --                  --                69,191
1.20%                                            150                  --                  --                    91
1.25%                                          2,223                  --                  94                35,914
1.30%                                         13,483                  --               2,234                42,934
1.35%                                        104,926                  --              19,043               404,213
1.40%                                         25,306              18,030                 394                93,642
1.50%                                         27,567                  --                  --               150,442
1.55%                                            123                  --                  94                71,493
1.65%                                         81,558                  --               1,061               610,391
1.70%                                            115                  --                  --                    76
1.80%                                            114                  --                  --                 2,000
1.90%                                            114                  --                  --                    74
2.00%                                            114                  --                  --                    74
----------------------------------------------------------------------------------------------------------------------
Total                                       $452,226             $18,030             $68,506            $1,905,101
----------------------------------------------------------------------------------------------------------------------
                                        OPPEN GLOBAL
                                       STRATEGIC INC
SUBACCOUNT                                VA, SERV
                                      ---------------
1.00%                                    $  141,345
1.05%                                       836,736
1.10%                                       895,065
1.15%                                       394,086
1.20%                                       618,720
1.25%                                       708,559
1.30%                                       452,842
1.35%                                     1,369,552
1.40%                                       612,346
1.50%                                       801,699
1.55%                                       371,267
1.65%                                       330,105
1.70%                                       783,346
1.80%                                            76
1.90%                                        62,532
2.00%                                            75
-----------------------------------------------------
Total                                    $8,378,351
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    195

                                           PIMCO VIT             PUT VT              PUT VT               PUT VT
                                           ALL ASSET,           DIV INC,            DIV INC,         GLOBAL HLTH CARE,
SUBACCOUNT                                 ADVISOR CL             CL IA               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                      $       --            $    --             $    --               $ --
1.05%                                         409,935                 --                  --                 81
1.10%                                              --                 --                  --                 --
1.15%                                          37,547                 --                  --                 60
1.20%                                         375,081                 --                  --                 82
1.25%                                         227,954                 --                  --                 82
1.30%                                          60,590                 --                  --                 60
1.35%                                         305,204                 --                  --                 60
1.40%                                         217,346             60,586              99,360                 82
1.50%                                         283,666                 --                  --                 59
1.55%                                         112,144                 --                  --                 59
1.65%                                              --                 --                  --                 --
1.70%                                         394,894                 --                  --                 58
1.80%                                           1,648                 --                  --                 --
1.90%                                          35,152                 --                  --                 --
2.00%                                              74                 --                  --                 --
----------------------------------------------------------------------------------------------------------------------
Total                                      $2,461,235            $60,586             $99,360               $683
----------------------------------------------------------------------------------------------------------------------
                                           PUT VT
                                         GRO & INC,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                     $    --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      71,410
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                     $71,410
-----------------------------------------------------



                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           GRO & INC,           HI YIELD,           HI YIELD,            INTL EQ,
SUBACCOUNT                                   CL IB                CL IA               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                       $ 14,159             $    --             $    --              $10,789
1.05%                                             --                  --                  --                   89
1.10%                                             72                  --                  --                1,891
1.15%                                             --                  --                  --                   54
1.20%                                             --                  --                  --                   89
1.25%                                          4,231                  --                  --                5,454
1.30%                                             88                  --                  --                   74
1.35%                                         21,217                  --                  --                9,662
1.40%                                        174,197              72,733              86,390               46,437
1.50%                                             --                  --                  --                   53
1.55%                                             76                  --                  --                   73
1.65%                                             86                  --                  --                   76
1.70%                                             --                  --                  --                   52
1.80%                                             --                  --                  --                   --
1.90%                                             --                  --                  --                   --
2.00%                                             --                  --                  --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                       $214,126             $72,733             $86,390              $74,793
----------------------------------------------------------------------------------------------------------------------
                                           PUT VT
                                          NEW OPP,
SUBACCOUNT                                 CL IA
                                      ---------------
1.00%                                     $    --
1.05%                                          --
1.10%                                          --
1.15%                                          --
1.20%                                          --
1.25%                                          --
1.30%                                          --
1.35%                                          --
1.40%                                      32,670
1.50%                                          --
1.55%                                          --
1.65%                                          --
1.70%                                          --
1.80%                                          --
1.90%                                          --
2.00%                                          --
-----------------------------------------------------
Total                                     $32,670
-----------------------------------------------------




 196    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             PUT VT              PUT VT              PUT VT               PUT VT
                                           RESEARCH,           SM CAP VAL,           VISTA,              VOYAGER,
SUBACCOUNT                                   CL IB                CL IB               CL IB                CL IB
                                      --------------------------------------------------------------------------------
1.00%                                        $   61              $    --             $    64             $     --
1.05%                                            --                   70                  62                   --
1.10%                                         7,380                   --                  65                   --
1.15%                                            --               11,091                 142                   --
1.20%                                            --                   70                  62                   --
1.25%                                            60                   70                  63                   --
1.30%                                            59                7,925               7,893                   --
1.35%                                            59               11,636               1,212                   --
1.40%                                            59                8,125               1,496              202,002
1.50%                                            --               39,019                 141                   --
1.55%                                            59                8,556                  62                   --
1.65%                                            58                   --              10,481                   --
1.70%                                            --                   69                 141                   --
1.80%                                            --                   --                  --                   --
1.90%                                            --                   --                  --                   --
2.00%                                            --                   --                  --                   --
----------------------------------------------------------------------------------------------------------------------
Total                                        $7,795              $86,631             $21,884             $202,002
----------------------------------------------------------------------------------------------------------------------
                                          VP DAVIS
                                        NY VENTURE,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                    $       --
1.05%                                       792,741
1.10%                                            --
1.15%                                        66,198
1.20%                                       751,602
1.25%                                       434,161
1.30%                                        95,024
1.35%                                       594,352
1.40%                                       455,332
1.50%                                       533,259
1.55%                                       200,709
1.65%                                            --
1.70%                                       693,413
1.80%                                           138
1.90%                                        62,514
2.00%                                           137
-----------------------------------------------------
Total                                    $4,679,580
-----------------------------------------------------



                                             VP GS              VP PTNRS             RVS VP               RVS VP
                                          MID CAP VAL,         SM CAP VAL,            BAL,              CASH MGMT,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                         $ --             $    4,190           $     --            $    5,163
1.05%                                           75                     75                 --               225,003
1.10%                                           --                  1,949                 --                23,404
1.15%                                           53                244,788                 --                17,972
1.20%                                           73                     75                 --               136,842
1.25%                                           73                     82                 --                95,435
1.30%                                           53                228,732                 --                20,840
1.35%                                           53                417,435                 --               269,648
1.40%                                           72                  3,941            381,356               217,783
1.50%                                           52                332,723                 --               412,982
1.55%                                           52                 30,323                 --                48,799
1.65%                                           --                  5,814                 --                83,778
1.70%                                           51                 35,989                 --               221,002
1.80%                                           57                  1,955                 --               158,723
1.90%                                           57                     61                 --                13,209
2.00%                                           57                     60                 --                 2,053
----------------------------------------------------------------------------------------------------------------------
Total                                         $778             $1,308,192           $381,356            $1,952,636
----------------------------------------------------------------------------------------------------------------------
                                           RVS VP
                                         DIV BOND,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                    $    8,867
1.05%                                     1,093,948
1.10%                                       277,946
1.15%                                       108,053
1.20%                                       849,502
1.25%                                       694,217
1.30%                                        89,886
1.35%                                     1,320,687
1.40%                                       785,545
1.50%                                       806,751
1.55%                                       269,541
1.65%                                        31,562
1.70%                                     1,049,110
1.80%                                         2,093
1.90%                                        81,375
2.00%                                         2,084
-----------------------------------------------------
Total                                    $7,471,167
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    197

                                             RVS VP              RVS VP              RVS VP               RVS VP
                                          DIV EQ INC,            DYN EQ,        GLOBAL INFLATION         HI YIELD
SUBACCOUNT                                    CL 3                CL 3           PROT SEC, CL 3         BOND, CL 3
                                      --------------------------------------------------------------------------------
1.00%                                      $   21,046           $     79           $       --            $     --
1.05%                                         875,309                 83              770,593               2,440
1.10%                                         127,201                 78                   --                  --
1.15%                                         503,437             81,590               73,611              48,185
1.20%                                         795,181                 82              601,794               4,998
1.25%                                         474,187                 77              399,203               2,423
1.30%                                         593,202             59,574               82,049              86,403
1.35%                                       1,195,780            215,023              471,156              30,392
1.40%                                         530,742            103,639              413,419               2,410
1.50%                                       1,276,839             86,631              564,726              36,026
1.55%                                         284,384              8,687              204,478              18,209
1.65%                                           1,776              1,920                   --                  --
1.70%                                         846,975              1,233              758,250              10,908
1.80%                                              52                 80                2,153               2,152
1.90%                                          67,563                 80               62,491               2,148
2.00%                                              52                 80                2,144               2,143
----------------------------------------------------------------------------------------------------------------------
Total                                      $7,593,726           $558,936           $4,406,067            $248,837
----------------------------------------------------------------------------------------------------------------------
                                           RVS VP
                                          INC OPP,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                    $       --
1.05%                                       605,017
1.10%                                            --
1.15%                                        61,550
1.20%                                       498,498
1.25%                                       327,539
1.30%                                        79,745
1.35%                                       405,622
1.40%                                       338,334
1.50%                                       445,241
1.55%                                       169,140
1.65%                                            --
1.70%                                       591,849
1.80%                                         2,181
1.90%                                        52,315
2.00%                                         2,172
-----------------------------------------------------
Total                                    $3,579,203
-----------------------------------------------------



                                             RVS VP              RVS VP              RVS VP               RVS VP
                                          MID CAP GRO,        MID CAP VAL,          S&P 500,          SHORT DURATION,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL 3
                                      --------------------------------------------------------------------------------
1.00%                                       $    --               $ --             $    6,877           $    3,681
1.05%                                            81                 57                     71              138,662
1.10%                                            --                 --                344,758              305,484
1.15%                                            57                 56                     50               28,819
1.20%                                            81                 56                     70               91,671
1.25%                                            81                 56                 65,455              163,378
1.30%                                            57                 56                 99,823               99,513
1.35%                                            57                 56                576,849              481,576
1.40%                                        70,448                 56                     94              100,728
1.50%                                            56                 56                 15,020               92,127
1.55%                                            56                 56                  7,802               64,994
1.65%                                            --                 --                 73,918              154,430
1.70%                                            56                 55                     48              146,328
1.80%                                            --                140                  1,790                2,004
1.90%                                            --                139                     54                8,363
2.00%                                            --                139                     54                1,995
----------------------------------------------------------------------------------------------------------------------
Total                                       $71,030               $978             $1,192,733           $1,883,753
----------------------------------------------------------------------------------------------------------------------
                                           SEL VP
                                            GRO,
SUBACCOUNT                                  CL 3
                                      ---------------
1.00%                                     $    50
1.05%                                          66
1.10%                                      22,534
1.15%                                          48
1.20%                                          66
1.25%                                          50
1.30%                                          49
1.35%                                      14,690
1.40%                                          49
1.50%                                         138
1.55%                                          49
1.65%                                          49
1.70%                                         135
1.80%                                          52
1.90%                                          51
2.00%                                          51
-----------------------------------------------------
Total                                     $38,127
-----------------------------------------------------




 198    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                                             SEL VP              THDL VP             THDL VP             VANK LIT
                                          LG CAP VAL,          EMER MKTS,           INTL OPP,            COMSTOCK,
SUBACCOUNT                                    CL 3                CL 3                CL 3                 CL II
                                      --------------------------------------------------------------------------------
1.00%                                         $ --             $       --            $    --            $       --
1.05%                                           65                227,445                 74               258,922
1.10%                                           --                     --                 --                    --
1.15%                                           48                186,712                 62               603,872
1.20%                                           65                209,271                 73               246,567
1.25%                                           65                123,173                 73               145,287
1.30%                                           47                212,631                 61               610,486
1.35%                                           47                405,575                 61             1,048,316
1.40%                                           64                148,264             35,924               177,029
1.50%                                           47                418,017                 60             1,012,947
1.55%                                           47                 83,843                 60               154,946
1.65%                                           --                     --                 --                    --
1.70%                                           46                216,323                 59               318,813
1.80%                                           --                     57                 53                 1,906
1.90%                                           --                 17,414                 53                21,498
2.00%                                           --                     57                 53                   137
----------------------------------------------------------------------------------------------------------------------
Total                                         $541             $2,248,782            $36,666            $4,600,726
----------------------------------------------------------------------------------------------------------------------
                                          VANK UIF
                                        GLOBAL REAL
                                            EST,
SUBACCOUNT                                 CL II
                                      ---------------
1.00%                                     $     --
1.05%                                      122,997
1.10%                                           --
1.15%                                        9,653
1.20%                                      116,354
1.25%                                       65,660
1.30%                                       13,146
1.35%                                       91,415
1.40%                                       73,590
1.50%                                       83,637
1.55%                                       28,843
1.65%                                           --
1.70%                                       98,972
1.80%                                          285
1.90%                                        8,832
2.00%                                          285
-----------------------------------------------------
Total                                     $713,669
-----------------------------------------------------



                                                                VANK UIF            VANK UIF
                                                              MID CAP GRO,       U.S. REAL EST,           WANGER
SUBACCOUNT                                                        CL II               CL II                INTL
                                                            ----------------------------------------------------------
1.00%                                                            $   --              $    --            $       --
1.05%                                                                67                  119               271,630
1.10%                                                                --                   --                    --
1.15%                                                                67               15,756               237,513
1.20%                                                                67                  119               263,734
1.25%                                                                67                  118               142,608
1.30%                                                                67               17,684               234,568
1.35%                                                                67                2,988               525,449
1.40%                                                                67                  118               174,624
1.50%                                                                67               10,188               503,231
1.55%                                                                67                  888                99,966
1.65%                                                                --                   --                    --
1.70%                                                                66                   68               246,171
1.80%                                                               139                   --                   126
1.90%                                                               139                   --                18,494
2.00%                                                               139                   --                   126
----------------------------------------------------------------------------------------------------------------------
Total                                                            $1,086              $48,046            $2,718,240
----------------------------------------------------------------------------------------------------------------------
                                           WANGER
SUBACCOUNT                                  USA
                                      ---------------
1.00%                                    $       --
1.05%                                       183,318
1.10%                                            --
1.15%                                       156,069
1.20%                                       186,875
1.25%                                       102,020
1.30%                                       179,884
1.35%                                       350,553
1.40%                                       107,963
1.50%                                       308,590
1.55%                                        66,516
1.65%                                            --
1.70%                                       176,423
1.80%                                           100
1.90%                                        14,086
2.00%                                            99
-----------------------------------------------------
Total                                    $1,832,496
-----------------------------------------------------




                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    199

9. FINANCIAL HIGHLIGHTS

The following is a summary for each period in the five year period ended Dec. 31, 2009 of units, net assets and investment income ratios in addition to the accumulation unit values, total returns and expense ratios for variable annuity contracts with the highest and lowest expense.

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

INVESCO VI BASIC VAL, SER II
2009          636      $1.30  to  $0.81     $739     1.23%    1.00%   to  1.70%   46.27%      to   45.25%
2008          636      $0.89  to  $0.56     $503     0.54%    1.00%   to  1.70%  (52.38%)     to  (52.72%)
2007          597      $1.87  to  $1.18   $1,009     0.33%    1.00%   to  1.70%    0.35%      to   (0.35%)
2006          642      $1.86  to  $1.19   $1,075     0.13%    1.00%   to  1.70%   11.82%      to   11.04%
2005          636      $1.67  to  $1.07     $954     0.00%    1.00%   to  1.70%    4.39%      to    3.66%
--------------------------------------------------------------------------------------------------------

INVESCO VI CAP APPR, SER II
2009           --      $0.71  to  $0.65       $1     0.29%    1.05%   to  2.00%   19.46%      to   18.32%
2008           --      $0.60  to  $0.55       $1        --    1.05%   to  2.00%  (43.23%)     to  (43.76%)
2007           --      $1.05  to  $0.97       $2        --    1.05%   to  2.00%    4.54%(8)   to   (3.72%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

INVESCO VI CAP DEV, SER II
2009           85      $1.61  to  $0.69     $136        --    1.00%   to  2.00%   40.58%      to   39.18%
2008           87      $1.15  to  $0.50      $99        --    1.00%   to  2.00%  (47.66%)     to  (48.17%)
2007           87      $2.19  to  $0.96     $190        --    1.00%   to  2.00%    9.44%      to   (5.35%)(9)
2006           92      $2.00  to  $1.29     $183        --    1.00%   to  1.70%   15.10%      to   14.31%
2005           87      $1.74  to  $1.13     $151        --    1.00%   to  1.70%    8.18%      to    7.43%
--------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER I
2009          391      $1.19  to  $1.19     $465     1.82%    1.40%   to  1.40%   26.52%      to   26.52%
2008          444      $0.94  to  $0.94     $417     1.97%    1.40%   to  1.40%  (31.12%)     to  (31.12%)
2007          591      $1.36  to  $1.36     $806     1.04%    1.40%   to  1.40%    6.61%      to    6.61%
2006          719      $1.28  to  $1.28     $920     0.59%    1.40%   to  1.40%   15.09%      to   15.09%
2005          540      $1.11  to  $1.11     $600     1.42%    1.40%   to  1.40%    3.85%      to    3.85%
--------------------------------------------------------------------------------------------------------

INVESCO VI CORE EQ, SER II
2009            9      $1.01  to  $0.99      $10     1.73%    1.00%   to  1.65%   26.70%      to   25.89%
2008            8      $0.80  to  $0.78       $7     2.01%    1.00%   to  1.65%  (31.02%)     to  (31.46%)
2007            7      $1.16  to  $1.14       $9     0.97%    1.00%   to  1.65%    6.80%      to    6.10%
2006            7      $1.08  to  $1.08       $8     0.84%    1.00%   to  1.65%    8.26%(5)   to    7.79%(5)
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

INVESCO VI GLOBAL HLTH, SER II
2009           11      $0.92  to  $0.89      $11     0.18%    1.05%   to  2.00%   26.06%      to   24.87%
2008           --      $0.73  to  $0.71       $1        --    1.05%   to  2.00%  (29.54%)     to  (30.19%)
2007           --      $1.03  to  $1.02       $1        --    1.05%   to  2.00%    3.06%(8)   to    1.03%(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER I
2009           35      $1.46  to  $1.46      $51     1.43%    1.40%   to  1.40%   33.36%      to   33.36%
2008           53      $1.10  to  $1.10      $59     0.49%    1.40%   to  1.40%  (41.21%)     to  (41.21%)
2007           77      $1.87  to  $1.87     $143     0.38%    1.40%   to  1.40%   13.12%      to   13.12%
2006          103      $1.65  to  $1.65     $170     0.88%    1.40%   to  1.40%   26.46%      to   26.46%
2005          154      $1.31  to  $1.31     $201     0.58%    1.40%   to  1.40%   16.29%      to   16.29%
--------------------------------------------------------------------------------------------------------


 200    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

INVESCO VI INTL GRO, SER II
2009        4,393      $0.82  to  $0.75   $3,574     1.89%    1.05%   to  2.00%   33.50%      to   32.24%
2008        1,991      $0.61  to  $0.57   $1,218     0.63%    1.05%   to  2.00%  (41.17%)     to  (41.73%)
2007        1,069      $1.05  to  $0.97   $1,114     0.89%    1.05%   to  2.00%    4.47%(8)   to   (3.84%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

INVESCO VI MID CAP CORE EQ, SER II
2009           73      $1.08  to  $1.13      $85     1.09%    1.05%   to  1.70%   28.50%      to   27.67%
2008           73      $0.84  to  $0.89      $66     1.24%    1.05%   to  1.70%  (29.43%)     to  (29.88%)
2007           91      $1.19  to  $1.27     $117     0.05%    1.05%   to  1.70%    8.14%      to    7.43%
2006          107      $1.10  to  $1.18     $127     0.73%    1.05%   to  1.70%   10.79%(7)   to    9.11%
2005          106      $1.09  to  $1.08     $115     0.35%    1.15%   to  1.70%    6.04%      to    5.47%
--------------------------------------------------------------------------------------------------------

AB VPS BAL WEALTH STRATEGY, CL B
2009          292      $1.01  to  $1.00     $295     0.90%    1.00%   to  1.70%   23.21%      to   22.36%
2008          290      $0.82  to  $0.82     $239        --    1.00%   to  1.70%  (17.72%)(10) to  (17.87%)(10)
2007           --         --         --       --        --       --          --      --               --
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

AB VPS GLOBAL THEMATIC GRO, CL B
2009          102      $1.51  to  $0.76     $153        --    1.00%   to  2.00%   51.62%      to   50.11%
2008          132      $1.00  to  $0.51     $130        --    1.00%   to  2.00%  (47.99%)     to  (48.51%)
2007          130      $1.92  to  $0.99     $248        --    1.00%   to  2.00%   18.70%      to   (2.33%)(9)
2006          143      $1.62  to  $1.58     $230        --    1.00%   to  1.65%    7.31%      to    6.61%
2005          144      $1.51  to  $1.48     $215        --    1.00%   to  1.65%    2.62%      to    1.96%
--------------------------------------------------------------------------------------------------------

AB VPS GRO & INC, CL B
2009          716      $1.31  to  $0.66     $910     3.58%    1.00%   to  2.00%   19.15%      to   17.97%
2008          777      $1.10  to  $0.56     $838     1.81%    1.00%   to  2.00%  (41.28%)     to  (41.87%)
2007          831      $1.87  to  $0.97   $1,530     1.22%    1.00%   to  2.00%    3.81%      to   (3.97%)(9)
2006          810      $1.81  to  $1.22   $1,443     1.15%    1.00%   to  1.70%   15.82%      to   15.02%
2005          830      $1.56  to  $1.06   $1,282     1.27%    1.00%   to  1.70%    3.56%      to    2.84%
--------------------------------------------------------------------------------------------------------

AB VPS INTL VAL, CL B
2009        3,043      $0.80  to  $0.57   $2,848     1.04%    1.05%   to  2.00%   32.96%      to   31.70%
2008        3,536      $0.60  to  $0.43   $2,492     0.87%    1.05%   to  2.00%  (53.77%)     to  (54.21%)
2007        2,120      $1.30  to  $0.94   $3,278     0.96%    1.05%   to  2.00%    4.47%      to   (6.97%)(9)
2006        1,428      $1.24  to  $1.60   $2,207     1.22%    1.05%   to  1.70%   25.02%(7)   to   32.85%
2005          672      $1.22  to  $1.21     $814     0.35%    1.15%   to  1.70%   15.19%      to   14.56%
--------------------------------------------------------------------------------------------------------

AB VPS LG CAP GRO, CL B
2009          161      $1.40  to  $1.34     $219        --    1.00%   to  1.65%   35.74%      to   34.86%
2008          198      $1.03  to  $0.99     $199        --    1.00%   to  1.65%  (40.42%)     to  (40.81%)
2007          225      $1.73  to  $1.68     $381        --    1.00%   to  1.65%   12.48%      to   11.75%
2006          262      $1.54  to  $1.50     $396        --    1.00%   to  1.65%   (1.63%)     to   (2.26%)
2005          252      $1.56  to  $1.54     $389        --    1.00%   to  1.65%   13.70%      to   12.97%
--------------------------------------------------------------------------------------------------------

AC VP INC & GRO, CL I
2009           62      $1.01  to  $1.01      $63     5.18%    1.40%   to  1.40%   16.46%      to   16.46%
2008           80      $0.87  to  $0.87      $70     2.23%    1.40%   to  1.40%  (35.50%)     to  (35.50%)
2007          119      $1.35  to  $1.35     $161     1.92%    1.40%   to  1.40%   (1.46%)     to   (1.46%)
2006          190      $1.37  to  $1.37     $262     1.88%    1.40%   to  1.40%   15.47%      to   15.47%
2005          239      $1.19  to  $1.19     $284     2.09%    1.40%   to  1.40%    3.18%      to    3.18%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    201

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

AC VP INFLATION PROT, CL II
2009        1,287      $1.17  to  $1.14   $1,499     1.81%    1.05%   to  1.70%    9.09%      to    8.38%
2008        1,163      $1.08  to  $1.05   $1,245     4.95%    1.05%   to  1.70%   (2.63%)     to   (3.26%)
2007        1,683      $1.10  to  $1.08   $1,853     4.49%    1.05%   to  1.70%    8.36%      to    7.65%
2006        1,779      $1.02  to  $1.01   $1,813     3.46%    1.05%   to  1.70%    2.13%(7)   to   (0.13%)
2005        1,213      $1.01  to  $1.01   $1,228     5.06%    1.15%   to  1.70%    0.40%      to   (0.15%)
--------------------------------------------------------------------------------------------------------

AC VP INTL, CL II
2009           --      $1.02  to  $1.19       $1     1.89%    1.05%   to  1.70%   32.25%      to   31.39%
2008           --      $0.77  to  $0.91       $1     0.65%    1.05%   to  1.70%  (45.47%)     to  (45.83%)
2007           --      $1.42  to  $1.67       $1     0.53%    1.05%   to  1.70%   16.68%      to   15.92%
2006           --      $1.21  to  $1.44       $1     0.98%    1.05%   to  1.70%   22.04%(7)   to   22.64%
2005           --      $1.18  to  $1.18       --     1.00%    1.15%   to  1.70%   11.82%      to   11.20%
--------------------------------------------------------------------------------------------------------

AC VP MID CAP VAL, CL II
2009           14      $0.86  to  $0.86      $13     2.46%    1.05%   to  2.00%   28.46%      to   27.23%
2008            1      $0.67  to  $0.68       $1     0.05%    1.05%   to  2.00%  (25.30%)     to  (26.01%)
2007           --      $0.90  to  $0.91       $1     0.91%    1.05%   to  2.00%  (10.40%)(8)  to   (9.91%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

AC VP ULTRA, CL II
2009        1,976      $0.95  to  $0.78   $1,777     0.17%    1.05%   to  2.00%   33.10%      to   31.85%
2008        1,987      $0.71  to  $0.59   $1,347        --    1.05%   to  2.00%  (42.25%)     to  (42.81%)
2007        2,001      $1.24  to  $1.04   $2,357        --    1.05%   to  2.00%   19.57%      to    2.30%(9)
2006        3,360      $1.03  to  $0.98   $3,349        --    1.05%   to  1.70%    4.25%(7)   to   (5.01%)
2005        1,053      $1.04  to  $1.03   $1,091        --    1.15%   to  1.70%    0.81%      to    0.26%
--------------------------------------------------------------------------------------------------------

AC VP VAL, CL I
2009           45      $1.51  to  $1.51      $68     5.99%    1.40%   to  1.40%   18.20%      to   18.20%
2008           56      $1.27  to  $1.27      $72     2.51%    1.40%   to  1.40%  (27.80%)     to  (27.80%)
2007           66      $1.76  to  $1.76     $116     1.67%    1.40%   to  1.40%   (6.46%)     to   (6.46%)
2006           81      $1.89  to  $1.89     $154     1.56%    1.40%   to  1.40%   17.01%      to   17.01%
2005          136      $1.61  to  $1.61     $219     0.90%    1.40%   to  1.40%    3.58%      to    3.58%
--------------------------------------------------------------------------------------------------------

AC VP VAL, CL II
2009           56      $0.93  to  $0.76      $56     6.59%    1.05%   to  2.00%   18.48%      to   17.36%
2008          111      $0.78  to  $0.65      $94     2.29%    1.05%   to  2.00%  (27.57%)     to  (28.25%)
2007          113      $1.08  to  $0.90     $132     1.23%    1.05%   to  2.00%   (6.29%)     to  (10.89%)(9)
2006           43      $1.15  to  $1.24      $55     0.13%    1.05%   to  1.70%   16.22%(7)   to   16.48%
2005            3      $1.07  to  $1.07       $3     0.16%    1.15%   to  1.70%    3.64%      to    3.10%
--------------------------------------------------------------------------------------------------------

COL HI YIELD, VS CL B
2009          327      $1.15  to  $1.03     $369    10.08%    1.05%   to  2.00%   42.40%      to   41.06%
2008          372      $0.81  to  $0.73     $296    10.58%    1.05%   to  2.00%  (25.55%)     to  (26.25%)
2007          402      $1.08  to  $0.99     $431     6.34%    1.05%   to  2.00%    0.63%      to   (1.03%)(9)
2006          613      $1.08  to  $1.07     $655     3.64%    1.05%   to  1.70%    7.84%(7)   to    6.53%(5)
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

COL MARSICO GRO, VS CL A
2009        5,628      $0.85  to  $0.74   $4,712     0.88%    1.05%   to  2.00%   25.34%      to   24.17%
2008        3,949      $0.67  to  $0.60   $2,649     0.35%    1.05%   to  2.00%  (40.08%)     to  (40.65%)
2007        2,275      $1.13  to  $1.00   $2,555     0.03%    1.05%   to  2.00%   12.45%(8)   to   (1.12%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------


 202    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

COL MARSICO INTL OPP, VS CL B
2009            3      $0.79  to  $0.69       $3     2.05%    1.05%   to  2.00%   36.51%      to   35.21%
2008           --      $0.58  to  $0.51       $1     1.27%    1.05%   to  2.00%  (49.02%)     to  (49.51%)
2007           --      $1.14  to  $1.01       $1     0.13%    1.05%   to  2.00%   14.06%(8)   to   (1.13%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

COL SM CAP VAL, VS CL B
2009        3,451      $0.95  to  $0.82   $3,462     1.00%    1.05%   to  2.00%   23.69%      to   22.53%
2008        2,518      $0.77  to  $0.67   $2,051     0.50%    1.05%   to  2.00%  (28.91%)     to  (29.58%)
2007        1,818      $1.08  to  $0.95   $2,084     0.10%    1.05%   to  2.00%   (3.60%)     to   (6.76%)(9)
2006           --      $1.13  to  $1.28       $1     0.43%    1.05%   to  1.70%   14.46%(7)   to   17.35%
2005           --      $1.10  to  $1.09       --        --    1.15%   to  1.70%    4.26%      to    3.69%
--------------------------------------------------------------------------------------------------------

CS COMMODITY RETURN
2009           --      $0.86  to  $0.80       $1    11.05%    1.05%   to  2.00%   18.23%      to   17.10%
2008           --      $0.72  to  $0.68       $1     1.59%    1.05%   to  2.00%  (34.42%)     to  (35.05%)
2007           --      $1.10  to  $1.05       $1     5.55%    1.05%   to  2.00%   10.54%(8)   to    5.19%(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

DREY IP MIDCAP STOCK, SERV
2009           35      $0.84  to  $0.92      $33     1.02%    1.05%   to  1.70%   33.93%      to   33.04%
2008           31      $0.63  to  $0.69      $22     0.78%    1.05%   to  1.70%  (41.07%)     to  (41.44%)
2007           29      $1.07  to  $1.18      $34     0.30%    1.05%   to  1.70%    0.31%      to   (0.32%)
2006           29      $1.06  to  $1.18      $35     0.17%    1.05%   to  1.70%    7.92%(7)   to    5.87%
2005           29      $1.12  to  $1.11      $33        --    1.15%   to  1.70%    7.69%      to    7.11%
--------------------------------------------------------------------------------------------------------

DREY IP TECH GRO, SERV
2009          378      $1.11  to  $1.07     $412     0.19%    1.05%   to  1.70%   55.42%      to   54.42%
2008          439      $0.72  to  $0.69     $309        --    1.05%   to  1.70%  (41.86%)     to  (42.24%)
2007          436      $1.23  to  $1.20     $529        --    1.05%   to  1.70%   13.24%      to   12.50%
2006          711      $1.09  to  $1.07     $765        --    1.05%   to  1.70%    9.73%(7)   to    2.29%
2005          250      $1.05  to  $1.04     $261        --    1.15%   to  1.70%    2.30%      to    1.74%
--------------------------------------------------------------------------------------------------------

DREY VIF APPR, SERV
2009            7      $1.02  to  $1.04       $9     2.31%    1.05%   to  1.70%   20.95%      to   20.17%
2008            7      $0.85  to  $0.87       $8     1.71%    1.05%   to  1.70%  (30.46%)     to  (30.91%)
2007            7      $1.22  to  $1.25      $11     1.33%    1.05%   to  1.70%    5.73%      to    5.04%
2006            7      $1.15  to  $1.19      $10     1.28%    1.05%   to  1.70%   16.10%(7)   to   14.25%
2005            8      $1.05  to  $1.04       $8        --    1.15%   to  1.70%    2.93%      to    2.37%
--------------------------------------------------------------------------------------------------------

DREY VIF INTL EQ, SERV
2009           --      $0.77  to  $0.70       $1     6.50%    1.05%   to  2.00%   23.59%      to   22.42%
2008            6      $0.62  to  $0.57       $4     1.56%    1.05%   to  2.00%  (42.96%)     to  (43.50%)
2007            6      $1.10  to  $1.02       $7        --    1.05%   to  2.00%    9.88%(8)   to    0.86%(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

DREY VIF INTL VAL, SERV
2009           --      $0.95  to  $0.76       $1     3.70%    1.05%   to  2.00%   29.29%      to   28.08%
2008           --      $0.74  to  $0.60       $1     2.20%    1.05%   to  2.00%  (38.13%)     to  (38.72%)
2007           --      $1.19  to  $0.97       $1     1.32%    1.05%   to  2.00%    2.83%      to   (2.95%)(9)
2006           --      $1.16  to  $1.38       $1     0.93%    1.05%   to  1.70%   16.22%(7)   to   20.33%
2005           --      $1.16  to  $1.15       $1        --    1.15%   to  1.70%   10.42%      to    9.82%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    203

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

EV VT FLOATING-RATE INC
2009        1,880      $1.02  to  $1.00   $1,899     4.77%    1.05%   to  2.00%   42.80%      to   41.46%
2008        1,281      $0.71  to  $0.71     $911     5.74%    1.05%   to  2.00%  (27.90%)     to  (28.58%)
2007          926      $0.99  to  $0.99     $919     6.34%    1.05%   to  2.00%   (1.36%)(8)  to   (0.89%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

FID VIP CONTRAFUND, SERV CL 2
2009        6,689      $1.71  to  $0.75   $9,681     1.09%    1.00%   to  2.00%   34.12%      to   32.79%
2008        8,726      $1.28  to  $0.56   $9,221     0.83%    1.00%   to  2.00%  (43.26%)     to  (43.82%)
2007        8,157      $2.25  to  $1.00  $15,528     0.73%    1.00%   to  2.00%   16.13%      to   (1.04%)(9)
2006        8,200      $1.94  to  $1.30  $13,718     1.04%    1.00%   to  1.70%   10.33%      to    9.56%
2005        5,411      $1.75  to  $1.18   $8,690     0.11%    1.00%   to  1.70%   15.49%      to   14.69%
--------------------------------------------------------------------------------------------------------

FID VIP GRO, SERV CL 2
2009          389      $1.29  to  $0.90     $491     0.20%    1.00%   to  1.70%   26.69%      to   25.80%
2008          394      $1.02  to  $0.71     $394     0.60%    1.00%   to  1.70%  (47.83%)     to  (48.20%)
2007          387      $1.96  to  $1.38     $744     0.38%    1.00%   to  1.70%   25.39%      to   24.52%
2006          386      $1.56  to  $1.11     $594     0.16%    1.00%   to  1.70%    5.52%      to    4.78%
2005          383      $1.48  to  $1.06     $559     0.26%    1.00%   to  1.70%    4.46%      to    3.73%
--------------------------------------------------------------------------------------------------------

FID VIP INVEST GR, SERV CL 2
2009        3,443      $1.17  to  $1.08   $3,980     8.50%    1.05%   to  2.00%   14.26%      to   13.19%
2008        2,989      $1.03  to  $0.96   $3,035     3.87%    1.05%   to  2.00%   (4.47%)     to   (5.37%)
2007        3,228      $1.08  to  $1.01   $3,441     2.86%    1.05%   to  2.00%    2.99%      to    1.20%(9)
2006        1,559      $1.04  to  $1.03   $1,617     2.77%    1.05%   to  1.70%    4.52%(7)   to    2.38%
2005          933      $1.01  to  $1.01     $942     0.63%    1.15%   to  1.70%    0.73%      to    0.18%
--------------------------------------------------------------------------------------------------------

FID VIP MID CAP, SERV CL 2
2009        2,649      $2.24  to  $0.79   $4,671     0.45%    1.00%   to  2.00%   38.36%      to   36.99%
2008        3,047      $1.62  to  $0.58   $3,849     0.25%    1.00%   to  2.00%  (40.21%)     to  (40.80%)
2007        2,467      $2.71  to  $0.97   $5,611     0.49%    1.00%   to  2.00%   14.19%      to   (4.02%)(9)
2006        2,097      $2.38  to  $1.35   $4,438     0.16%    1.00%   to  1.70%   11.29%      to   10.51%
2005        1,571      $2.14  to  $1.22   $3,204     1.59%    1.00%   to  1.70%   16.84%      to   16.03%
--------------------------------------------------------------------------------------------------------

FID VIP OVERSEAS, SERV CL 2
2009          330      $1.95  to  $0.68     $580     1.96%    1.00%   to  2.00%   24.96%      to   23.73%
2008          354      $1.56  to  $0.55     $504     2.35%    1.00%   to  2.00%  (44.52%)     to  (45.07%)
2007          376      $2.81  to  $1.00     $982     2.80%    1.00%   to  2.00%   15.88%      to   (1.13%)(9)
2006          512      $2.42  to  $1.42   $1,097     0.69%    1.00%   to  1.70%   16.60%      to   15.79%
2005          454      $2.08  to  $1.23     $876     0.44%    1.00%   to  1.70%   17.60%      to   16.79%
--------------------------------------------------------------------------------------------------------

FTVIPT FRANK GLOBAL REAL EST, CL 2
2009          121      $1.25  to  $1.22     $149    12.56%    1.00%   to  1.65%   17.90%      to   17.13%
2008          154      $1.06  to  $1.04     $162     1.04%    1.00%   to  1.65%  (42.97%)     to  (43.34%)
2007          171      $1.85  to  $1.84     $314     2.29%    1.00%   to  1.65%  (21.65%)     to  (22.17%)
2006          182      $2.37  to  $2.37     $430     1.95%    1.00%   to  1.65%   19.39%      to   18.62%
2005          182      $1.98  to  $2.00     $359     1.43%    1.00%   to  1.65%   12.35%      to   11.62%
--------------------------------------------------------------------------------------------------------

FTVIPT FRANK INC SEC, CL 2
2009            1      $1.07  to  $0.89       $2     7.97%    1.05%   to  2.00%   34.19%      to   32.91%
2008            2      $0.80  to  $0.67       $2     5.04%    1.05%   to  2.00%  (30.40%)     to  (31.05%)
2007            1      $1.15  to  $0.97       $3     3.29%    1.05%   to  2.00%    2.67%      to   (3.02%)(9)
2006            1      $1.12  to  $1.20       $2     3.27%    1.05%   to  1.70%   12.47%(7)   to   16.26%
2005            1      $1.04  to  $1.03       $2     1.99%    1.15%   to  1.70%    0.45%      to   (0.10%)
--------------------------------------------------------------------------------------------------------


 204    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

FTVIPT FRANK RISING DIVD, CL 2
2009           --      $0.91  to  $0.95       $1     1.46%    1.05%   to  1.70%   16.13%      to   15.37%
2008           --      $0.78  to  $0.82       $1     1.81%    1.05%   to  1.70%  (27.86%)     to  (28.33%)
2007           --      $1.08  to  $1.15       $1     2.35%    1.05%   to  1.70%   (3.71%)     to   (4.34%)
2006           --      $1.13  to  $1.20       $1     0.31%    1.05%   to  1.70%   13.60% (7)  to   15.16%
2005            3      $1.05  to  $1.04       $3     0.26%    1.15%   to  1.70%    2.24%      to    1.68%
--------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM CAP VAL, CL 2
2009          239      $1.86  to  $1.78     $435     1.63%    1.00%   to  1.65%   27.87%      to   27.04%
2008          263      $1.45  to  $1.40     $376     1.18%    1.00%   to  1.65%  (33.68%)     to  (34.11%)
2007          288      $2.19  to  $2.12     $621     0.63%    1.00%   to  1.65%   (3.36%)     to   (3.99%)
2006          321      $2.27  to  $2.21     $720     0.65%    1.00%   to  1.65%   15.82%      to   15.07%
2005          303      $1.96  to  $1.92     $589     0.76%    1.00%   to  1.65%    7.69%      to    6.99%
--------------------------------------------------------------------------------------------------------

FTVIPT FRANK SM MID CAP GRO, CL 2
2009          575      $1.61  to  $0.98     $900        --    1.00%   to  1.70%   42.15%      to   41.15%
2008          625      $1.14  to  $0.70     $694        --    1.00%   to  1.70%  (43.07%)     to  (43.47%)
2007          624      $2.00  to  $1.23   $1,221        --    1.00%   to  1.70%   10.13%      to    9.36%
2006          654      $1.81  to  $1.13   $1,168        --    1.00%   to  1.70%    7.62%      to    6.87%
2005          638      $1.68  to  $1.06   $1,057        --    1.00%   to  1.70%    3.75%      to    3.02%
--------------------------------------------------------------------------------------------------------

FTVIPT MUTUAL SHARES SEC, CL 2
2009        1,955      $1.46  to  $1.03   $2,760     1.90%    1.00%   to  1.70%   24.80%      to   23.92%
2008        2,361      $1.17  to  $0.83   $2,672     3.01%    1.00%   to  1.70%  (37.73%)     to  (38.17%)
2007        2,604      $1.87  to  $1.34   $4,755     1.58%    1.00%   to  1.70%    2.44%      to    1.73%
2006        3,458      $1.83  to  $1.32   $5,991     1.26%    1.00%   to  1.70%   17.21%      to   16.39%
2005        2,902      $1.56  to  $1.13   $4,473     0.89%    1.00%   to  1.70%    9.46%      to    8.70%
--------------------------------------------------------------------------------------------------------

FTVIPT TEMP FOR SEC, CL 2
2009          363      $2.02  to  $1.96     $724     3.03%    1.00%   to  1.65%   35.68%      to   34.80%
2008          326      $1.49  to  $1.46     $481     2.44%    1.00%   to  1.65%  (40.97%)     to  (41.36%)
2007          344      $2.52  to  $2.48     $862     1.94%    1.00%   to  1.65%   14.30%      to   13.56%
2006          309      $2.20  to  $2.19     $679     1.24%    1.00%   to  1.65%   20.24%      to   19.46%
2005          322      $1.83  to  $1.83     $589     1.16%    1.00%   to  1.65%    9.07%      to    8.37%
--------------------------------------------------------------------------------------------------------

FTVIPT TEMP GLOBAL BOND, CL 2
2009        2,265      $1.45  to  $1.22   $3,314    14.56%    1.05%   to  2.00%   17.44%      to   16.33%
2008        2,015      $1.23  to  $1.05   $2,524     3.77%    1.05%   to  2.00%    5.10%      to    4.11%
2007        2,194      $1.17  to  $1.01   $2,627     2.84%    1.05%   to  2.00%    9.84%      to    0.65%(9)
2006        1,305      $1.07  to  $1.10   $1,435     2.54%    1.05%   to  1.70%    7.27%(7)   to   10.87%
2005          405      $1.00  to  $1.00     $405     5.48%    1.15%   to  1.70%   (4.18%)     to   (4.71%)
--------------------------------------------------------------------------------------------------------

FTVIPT TEMP GRO SEC, CL 2
2009           --      $0.88  to  $0.70       $1     3.16%    1.05%   to  2.00%   29.73%      to   28.50%
2008           --      $0.68  to  $0.55       $1     1.78%    1.05%   to  2.00%  (42.92%)     to  (43.46%)
2007           --      $1.19  to  $0.97       $1     1.24%    1.05%   to  2.00%    1.28%      to   (3.86%)(9)
2006           --      $1.18  to  $1.34       $1     0.90%    1.05%   to  1.70%   17.61%(7)   to   19.77%
2005           --      $1.12  to  $1.11       --     1.11%    1.15%   to  1.70%    7.63%      to    7.04%
--------------------------------------------------------------------------------------------------------

GS VIT MID CAP VAL, INST
2009        2,185      $0.95  to  $0.78   $2,296     1.80%    1.05%   to  2.00%   31.76%      to   30.51%
2008        2,379      $0.72  to  $0.59   $1,902     1.14%    1.05%   to  2.00%  (37.71%)     to  (38.31%)
2007        2,196      $1.16  to  $0.96   $2,839     0.87%    1.05%   to  2.00%    2.12%      to   (4.88%)(9)
2006        1,698      $1.14  to  $1.32   $2,174     1.42%    1.05%   to  1.70%   15.30%(7)   to   14.21%
2005          615      $1.17  to  $1.16     $716     1.19%    1.15%   to  1.70%   11.54%      to   10.93%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    205

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

GS VIT STRUCTD U.S. EQ, INST
2009           --      $0.70  to  $0.69       $1     2.17%    1.05%   to  2.00%   19.89%      to   18.74%
2008           --      $0.59  to  $0.58       $1     1.67%    1.05%   to  2.00%  (37.67%)     to  (38.24%)
2007           --      $0.94  to  $0.94       $1     1.90%    1.05%   to  2.00%   (6.02%)(8)  to   (6.94%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

JANUS ASPEN BAL, INST
2009          420      $1.89  to  $1.89     $795     2.85%    1.40%   to  1.40%   24.14%      to   24.14%
2008          653      $1.53  to  $1.53     $997     2.42%    1.40%   to  1.40%  (17.01%)     to  (17.01%)
2007        1,090      $1.84  to  $1.84   $2,003     2.40%    1.40%   to  1.40%    8.99%      to    8.99%
2006        1,482      $1.69  to  $1.69   $2,499     2.03%    1.40%   to  1.40%    9.18%      to    9.18%
2005        2,071      $1.54  to  $1.54   $3,198     2.23%    1.40%   to  1.40%    6.45%      to    6.45%
--------------------------------------------------------------------------------------------------------

JANUS ASPEN JANUS, SERV
2009        4,863      $0.85  to  $0.78   $4,083     0.38%    1.05%   to  2.00%   34.59%      to   33.32%
2008        4,080      $0.63  to  $0.58   $2,555     0.65%    1.05%   to  2.00%  (40.50%)     to  (41.06%)
2007        2,815      $1.06  to  $0.99   $2,972     0.70%    1.05%   to  2.00%    5.92%(8)   to   (1.83%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

JANUS ASPEN WORLD, INST
2009          154      $1.05  to  $1.05     $161     1.39%    1.40%   to  1.40%   35.79%      to   35.79%
2008          189      $0.77  to  $0.77     $146     1.09%    1.40%   to  1.40%  (45.43%)     to  (45.43%)
2007          299      $1.41  to  $1.41     $423     0.72%    1.40%   to  1.40%    8.10%      to    8.10%
2006          369      $1.31  to  $1.31     $483     1.70%    1.40%   to  1.40%   16.57%      to   16.57%
2005          468      $1.12  to  $1.12     $526     1.37%    1.40%   to  1.40%    4.40%      to    4.40%
--------------------------------------------------------------------------------------------------------

LM CB VAR SM CAP GRO, CL I
2009           --      $0.86  to  $0.80       $1        --    1.05%   to  2.00%   41.28%      to   39.95%
2008           --      $0.61  to  $0.57       $1        --    1.05%   to  2.00%  (41.33%)     to  (41.88%)
2007           --      $1.03  to  $0.99       $1        --    1.05%   to  2.00%    3.26%(8)   to   (3.18%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

MFS INV GRO STOCK, SERV CL
2009          211      $1.41  to  $1.03     $292     0.45%    1.00%   to  1.70%   37.71%      to   36.74%
2008          225      $1.02  to  $0.76     $227     0.29%    1.00%   to  1.70%  (37.61%)     to  (38.04%)
2007          240      $1.64  to  $1.22     $389     0.08%    1.00%   to  1.70%    9.91%      to    9.15%
2006          248      $1.49  to  $1.12     $367        --    1.00%   to  1.70%    6.24%      to    5.50%
2005          249      $1.40  to  $1.06     $347     0.14%    1.00%   to  1.70%    3.19%      to    2.47%
--------------------------------------------------------------------------------------------------------

MFS NEW DIS, SERV CL
2009          180      $1.68  to  $1.14     $294        --    1.00%   to  1.70%   61.30%      to   60.17%
2008          186      $1.04  to  $0.71     $189        --    1.00%   to  1.70%  (40.12%)     to  (40.54%)
2007          188      $1.74  to  $1.20     $319        --    1.00%   to  1.70%    1.23%      to    0.51%
2006          188      $1.72  to  $1.19     $316        --    1.00%   to  1.70%   11.81%      to   11.04%
2005          181      $1.54  to  $1.07     $277        --    1.00%   to  1.70%    3.99%      to    3.27%
--------------------------------------------------------------------------------------------------------

MFS TOTAL RETURN, SERV CL
2009        1,936      $1.34  to  $0.86   $2,540     3.56%    1.00%   to  2.00%   16.55%      to   15.39%
2008        2,161      $1.15  to  $0.75   $2,441     2.90%    1.00%   to  2.00%  (23.09%)     to  (23.86%)
2007        2,389      $1.49  to  $0.98   $3,518     2.42%    1.00%   to  2.00%    2.90%      to   (2.94%)(9)
2006        2,613      $1.45  to  $1.13   $3,749     2.14%    1.00%   to  1.70%   10.52%      to    9.75%
2005        2,624      $1.31  to  $1.03   $3,417     1.85%    1.00%   to  1.70%    1.58%      to    0.87%
--------------------------------------------------------------------------------------------------------


 206    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

MFS UTILITIES, SERV CL
2009           62      $2.63  to  $0.83     $156     6.02%    1.00%   to  2.00%   31.55%      to   30.24%
2008           73      $2.00  to  $0.64     $145     1.20%    1.00%   to  2.00%  (38.43%)     to  (39.04%)
2007           49      $3.24  to  $1.04     $159     0.78%    1.00%   to  2.00%   26.28%      to    2.91%(9)
2006           50      $2.57  to  $1.56     $129     1.90%    1.00%   to  1.70%   29.66%      to   28.76%
2005           53      $1.98  to  $1.21     $105     0.50%    1.00%   to  1.70%   15.42%      to   14.62%
--------------------------------------------------------------------------------------------------------

NACM SM CAP, CL I
2009           28      $1.49  to  $1.49      $41     0.05%    1.40%   to  1.40%   13.97%      to   13.97%
2008           46      $1.31  to  $1.31      $60        --    1.40%   to  1.40%  (42.45%)     to  (42.45%)
2007           65      $2.27  to  $2.27     $148        --    1.40%   to  1.40%   (0.83%)     to   (0.83%)
2006           87      $2.29  to  $2.29     $199        --    1.40%   to  1.40%   22.36%      to   22.36%
2005          111      $1.87  to  $1.87     $207        --    1.40%   to  1.40%   (1.33%)     to   (1.33%)
--------------------------------------------------------------------------------------------------------

OPCAP MANAGED, CL I
2009          112      $1.20  to  $1.20     $134     2.41%    1.40%   to  1.40%   22.97%      to   22.97%
2008          128      $0.97  to  $0.97     $125     2.90%    1.40%   to  1.40%  (30.67%)     to  (30.67%)
2007          246      $1.40  to  $1.40     $345     2.10%    1.40%   to  1.40%    1.51%      to    1.51%
2006          421      $1.38  to  $1.38     $581     1.90%    1.40%   to  1.40%    8.13%      to    8.13%
2005          614      $1.28  to  $1.28     $784     1.27%    1.40%   to  1.40%    3.82%      to    3.82%
--------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA
2009          144      $1.26  to  $1.26     $181     0.34%    1.40%   to  1.40%   42.51%      to   42.51%
2008          198      $0.88  to  $0.88     $175     0.16%    1.40%   to  1.40%  (46.28%)     to  (46.28%)
2007          320      $1.64  to  $1.64     $526     0.23%    1.40%   to  1.40%   12.55%      to   12.55%
2006          418      $1.46  to  $1.46     $611     0.40%    1.40%   to  1.40%    6.45%      to    6.45%
2005          524      $1.37  to  $1.37     $719     0.96%    1.40%   to  1.40%    3.64%      to    3.64%
--------------------------------------------------------------------------------------------------------

OPPEN CAP APPR VA, SERV
2009        2,502      $1.38  to  $0.73   $3,150     0.01%    1.00%   to  2.00%   42.72%      to   41.30%
2008        2,711      $0.96  to  $0.51   $2,390        --    1.00%   to  2.00%  (46.20%)     to  (46.74%)
2007        2,758      $1.79  to  $0.97   $4,570     0.01%    1.00%   to  2.00%   12.72%      to   (4.66%)(9)
2006        2,906      $1.59  to  $1.11   $4,291     0.18%    1.00%   to  1.70%    6.61%      to    5.87%
2005        2,470      $1.49  to  $1.05   $3,491     0.68%    1.00%   to  1.70%    3.82%      to    3.10%
--------------------------------------------------------------------------------------------------------

OPPEN GLOBAL SEC VA, SERV
2009          235      $2.04  to  $0.76     $452     2.03%    1.00%   to  2.00%   37.97%      to   36.59%
2008          256      $1.48  to  $0.56     $359     1.29%    1.00%   to  2.00%  (40.93%)     to  (41.52%)
2007          274      $2.51  to  $0.95     $653     1.15%    1.00%   to  2.00%    5.02%      to   (6.14%)(9)
2006          276      $2.39  to  $1.38     $653     0.80%    1.00%   to  1.70%   16.20%      to   15.39%
2005          251      $2.06  to  $1.20     $512     0.84%    1.00%   to  1.70%   12.93%      to   12.15%
--------------------------------------------------------------------------------------------------------

OPPEN HI INC VA
2009           50      $0.36  to  $0.36      $18        --    1.40%   to  1.40%   23.58%      to   23.58%
2008           66      $0.29  to  $0.29      $19     8.12%    1.40%   to  1.40%  (78.97%)     to  (78.97%)
2007          144      $1.39  to  $1.39     $200     7.66%    1.40%   to  1.40%   (1.50%)     to   (1.50%)
2006          195      $1.41  to  $1.41     $275     7.76%    1.40%   to  1.40%    7.91%      to    7.91%
2005          247      $1.31  to  $1.31     $322     6.88%    1.40%   to  1.40%    0.90%      to    0.90%
--------------------------------------------------------------------------------------------------------

OPPEN HI INC VA, SERV
2009          191      $0.36  to  $0.35      $69        --    1.00%   to  1.65%   24.70%      to   23.89%
2008          196      $0.29  to  $0.28      $56     8.02%    1.00%   to  1.65%  (78.79%)     to  (78.93%)
2007          213      $1.37  to  $1.33     $286     5.71%    1.00%   to  1.65%   (1.46%)     to   (2.11%)
2006          173      $1.39  to  $1.36     $238     7.15%    1.00%   to  1.65%    8.15%      to    7.44%
2005          176      $1.29  to  $1.26     $224     5.90%    1.00%   to  1.65%    1.00%      to    0.34%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    207

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

OPPEN MAIN ST SM CAP VA, SERV
2009        1,171      $1.81  to  $0.77   $1,905     0.64%    1.00%   to  2.00%   35.52%      to   34.18%
2008        1,220      $1.34  to  $0.57   $1,478     0.28%    1.00%   to  2.00%  (38.62%)     to  (39.23%)
2007        1,251      $2.18  to  $0.94   $2,483     0.16%    1.00%   to  2.00%   (2.38%)     to   (7.86%)(9)
2006        1,344      $2.23  to  $1.27   $2,770     0.02%    1.00%   to  1.70%   13.52%      to   12.73%
2005        1,332      $1.97  to  $1.13   $2,428        --    1.00%   to  1.70%    8.63%      to    7.88%
--------------------------------------------------------------------------------------------------------

OPPEN GLOBAL STRATEGIC INC VA, SERV
2009        6,588      $1.41  to  $0.99   $8,378     0.23%    1.00%   to  2.00%   17.23%      to   16.05%
2008        6,301      $1.20  to  $0.86   $6,955     4.75%    1.00%   to  2.00%  (15.34%)     to  (16.18%)
2007        6,605      $1.42  to  $1.02   $8,728     3.01%    1.00%   to  2.00%    8.46%      to    2.22%(9)
2006        5,109      $1.31  to  $1.08   $6,376     3.71%    1.00%   to  1.70%    6.17%      to    5.43%
2005        4,146      $1.23  to  $1.03   $4,971     3.91%    1.00%   to  1.70%    1.47%      to    0.75%
--------------------------------------------------------------------------------------------------------

PIMCO VIT ALL ASSET, ADVISOR CL
2009        2,394      $1.04  to  $0.99   $2,461     6.47%    1.05%   to  2.00%   20.16%      to   19.01%
2008        3,194      $0.86  to  $0.83   $2,743     6.14%    1.05%   to  2.00%  (16.79%)     to  (17.58%)
2007        2,635      $1.04  to  $1.01   $2,730    12.08%    1.05%   to  2.00%    3.70%(8)   to    0.46%(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IA
2009           40      $1.53  to  $1.53      $61     7.62%    1.40%   to  1.40%   52.68%      to   52.68%
2008           50      $1.00  to  $1.00      $50     6.60%    1.40%   to  1.40%  (31.96%)     to  (31.96%)
2007           69      $1.48  to  $1.48     $102     5.08%    1.40%   to  1.40%    2.74%      to    2.74%
2006           78      $1.44  to  $1.44     $113     6.62%    1.40%   to  1.40%    5.13%      to    5.13%
2005          117      $1.37  to  $1.37     $160     9.03%    1.40%   to  1.40%    1.85%      to    1.85%
--------------------------------------------------------------------------------------------------------

PUT VT DIV INC, CL IB
2009           63      $1.57  to  $1.57      $99     7.78%    1.40%   to  1.40%   53.20%      to   53.20%
2008           96      $1.03  to  $1.03      $98     6.87%    1.40%   to  1.40%  (31.78%)     to  (31.78%)
2007          158      $1.50  to  $1.50     $238     5.42%    1.40%   to  1.40%    2.68%      to    2.68%
2006          275      $1.46  to  $1.46     $403     6.03%    1.40%   to  1.40%    4.82%      to    4.82%
2005          358      $1.40  to  $1.40     $500     7.29%    1.40%   to  1.40%    1.62%      to    1.62%
--------------------------------------------------------------------------------------------------------

PUT VT GLOBAL HLTH CARE, CL IB
2009           --      $1.07  to  $1.15       $1    11.03%    1.05%   to  1.70%   24.69%      to   23.89%
2008           --      $0.86  to  $0.93       $1        --    1.05%   to  1.70%  (17.94%)     to  (18.47%)
2007           --      $1.05  to  $1.14       $1     0.78%    1.05%   to  1.70%   (1.64%)     to   (2.29%)
2006           --      $1.07  to  $1.17       $1     0.58%    1.05%   to  1.70%    7.77%(7)   to    1.06%
2005            2      $1.16  to  $1.15       $3     0.01%    1.15%   to  1.70%   11.90%      to   11.29%
--------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IA
2009           63      $1.14  to  $1.14      $71     3.95%    1.40%   to  1.40%   28.35%      to   28.35%
2008          124      $0.89  to  $0.89     $110     2.72%    1.40%   to  1.40%  (39.42%)     to  (39.42%)
2007          176      $1.47  to  $1.47     $258     1.67%    1.40%   to  1.40%   (7.11%)     to   (7.11%)
2006          224      $1.58  to  $1.58     $354     4.54%    1.40%   to  1.40%   14.58%      to   14.58%
2005          350      $1.38  to  $1.38     $482     2.16%    1.40%   to  1.40%    4.04%      to    4.04%
--------------------------------------------------------------------------------------------------------

PUT VT GRO & INC, CL IB
2009          210      $1.28  to  $1.22     $214     2.77%    1.00%   to  1.65%   28.52%      to   27.69%
2008          288      $1.00  to  $0.96     $228     2.36%    1.00%   to  1.65%  (39.31%)     to  (39.71%)
2007          515      $1.64  to  $1.59     $669     1.40%    1.00%   to  1.65%   (6.98%)     to   (7.58%)
2006          804      $1.76  to  $1.72   $1,123     1.66%    1.00%   to  1.65%   14.76%      to   14.02%
2005        1,070      $1.54  to  $1.51   $1,296     1.64%    1.00%   to  1.65%    4.18%      to    3.51%
--------------------------------------------------------------------------------------------------------


 208    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IA
2009           48      $1.50  to  $1.50      $73    10.59%    1.40%   to  1.40%   48.23%      to   48.23%
2008           56      $1.01  to  $1.01      $56    10.34%    1.40%   to  1.40%  (27.04%)     to  (27.04%)
2007           88      $1.39  to  $1.39     $123     8.05%    1.40%   to  1.40%    1.87%      to    1.87%
2006          104      $1.36  to  $1.36     $142     9.19%    1.40%   to  1.40%    9.07%      to    9.07%
2005          170      $1.25  to  $1.25     $212     9.99%    1.40%   to  1.40%    2.04%      to    2.04%
--------------------------------------------------------------------------------------------------------

PUT VT HI YIELD, CL IB
2009           54      $1.61  to  $1.61      $86    10.74%    1.40%   to  1.40%   48.10%      to   48.10%
2008           70      $1.09  to  $1.09      $76    10.27%    1.40%   to  1.40%  (27.10%)     to  (27.10%)
2007           96      $1.49  to  $1.49     $143     8.30%    1.40%   to  1.40%    1.36%      to    1.36%
2006          125      $1.47  to  $1.47     $184     8.48%    1.40%   to  1.40%    9.00%      to    9.00%
2005          187      $1.35  to  $1.35     $252     8.21%    1.40%   to  1.40%    1.67%      to    1.67%
--------------------------------------------------------------------------------------------------------

PUT VT INTL EQ, CL IB
2009           46      $1.66  to  $1.05      $75        --    1.00%   to  1.70%   23.39%      to   22.53%
2008           59      $1.34  to  $0.86      $78     2.13%    1.00%   to  1.70%  (44.51%)     to  (44.89%)
2007           59      $2.42  to  $1.56     $142     4.22%    1.00%   to  1.70%    7.28%      to    6.53%
2006           97      $2.25  to  $1.46     $218     0.60%    1.00%   to  1.70%   26.45%      to   25.57%
2005           98      $1.78  to  $1.16     $174     1.43%    1.00%   to  1.70%   11.08%      to   10.31%
--------------------------------------------------------------------------------------------------------

PUT VT NEW OPP, CL IA
2009           32      $1.03  to  $1.03      $33     0.67%    1.40%   to  1.40%   30.64%      to   30.64%
2008           33      $0.79  to  $0.79      $26     0.35%    1.40%   to  1.40%  (39.47%)     to  (39.47%)
2007           57      $1.30  to  $1.30      $74     0.17%    1.40%   to  1.40%    4.54%      to    4.54%
2006           74      $1.24  to  $1.24      $92     0.19%    1.40%   to  1.40%    7.32%      to    7.32%
2005          123      $1.16  to  $1.16     $143     0.44%    1.40%   to  1.40%    8.80%      to    8.80%
--------------------------------------------------------------------------------------------------------

PUT VT RESEARCH, CL IB
2009            6      $1.30  to  $1.24       $8     1.10%    1.00%   to  1.65%   31.85%      to   31.00%
2008            6      $0.99  to  $0.95       $6     0.20%    1.00%   to  1.65%  (39.16%)     to  (39.56%)
2007           --      $1.62  to  $1.57       $1     0.40%    1.00%   to  1.65%   (0.45%)     to   (1.09%)
2006           --      $1.63  to  $1.59       $1     0.54%    1.00%   to  1.65%   10.20%      to    9.50%
2005           --      $1.48  to  $1.45       $1     0.82%    1.00%   to  1.65%    3.97%      to    3.30%
--------------------------------------------------------------------------------------------------------

PUT VT SM CAP VAL, CL IB
2009          102      $0.76  to  $0.85      $87     2.02%    1.05%   to  1.70%   30.15%      to   29.32%
2008          119      $0.58  to  $0.65      $78     1.47%    1.05%   to  1.70%  (39.99%)     to  (40.38%)
2007          109      $0.97  to  $1.10     $120     0.91%    1.05%   to  1.70%  (13.64%)     to  (14.20%)
2006          533      $1.13  to  $1.28     $634     0.01%    1.05%   to  1.70%   14.28%(7)   to   15.31%
2005            2      $1.12  to  $1.11       $3     0.05%    1.15%   to  1.70%    5.82%      to    5.24%
--------------------------------------------------------------------------------------------------------

PUT VT VISTA, CL IB
2009           15      $1.42  to  $0.90      $22        --    1.00%   to  1.70%   37.37%      to   36.41%
2008           15      $1.03  to  $0.66      $16        --    1.00%   to  1.70%  (46.09%)     to  (46.46%)
2007           17      $1.92  to  $1.23      $33        --    1.00%   to  1.70%    2.77%      to    2.05%
2006           17      $1.87  to  $1.21      $33        --    1.00%   to  1.70%    4.41%      to    3.68%
2005           18      $1.79  to  $1.17      $31        --    1.00%   to  1.70%   11.04%      to   10.26%
--------------------------------------------------------------------------------------------------------

PUT VT VOYAGER, CL IB
2009          169      $1.20  to  $1.20     $202     0.89%    1.40%   to  1.40%   61.62%      to   61.62%
2008          230      $0.74  to  $0.74     $171        --    1.40%   to  1.40%  (37.91%)     to  (37.91%)
2007          410      $1.19  to  $1.19     $489        --    1.40%   to  1.40%    4.05%      to    4.05%
2006          528      $1.15  to  $1.15     $605     0.12%    1.40%   to  1.40%    3.97%      to    3.97%
2005          760      $1.10  to  $1.10     $838     0.68%    1.40%   to  1.40%    4.23%      to    4.23%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    209

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

VP DAVIS NY VENTURE, CL 3
2009        6,018      $0.78  to  $0.76   $4,680        --    1.05%   to  2.00%   29.96%      to   28.73%
2008        3,490      $0.60  to  $0.59   $2,096     0.03%    1.05%   to  2.00%  (39.22%)     to  (39.81%)
2007        2,150      $0.99  to  $0.98   $2,130     1.10%    1.05%   to  2.00%   (0.81%) (8) to   (3.53%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

VP GS MID CAP VAL, CL 3
2009           --      $0.98  to  $0.79       $1        --    1.05%   to  2.00%   35.20%      to   33.92%
2008           --      $0.72  to  $0.59       $1        --    1.05%   to  2.00%  (37.35%)     to  (37.94%)
2007           --      $1.15  to  $0.95       $1     1.08%    1.05%   to  2.00%    4.92%      to   (6.56%)(9)
2006           --      $1.10  to  $1.17       $1     1.69%    1.05%   to  1.70%   11.08%(7)   to   13.88%
2005           --      $1.04  to  $1.03       --     0.46%    1.15%   to  1.70%   (0.63%)     to   (1.17%)
--------------------------------------------------------------------------------------------------------

VP PTNRS SM CAP VAL, CL 3
2009          926      $1.91  to  $0.83   $1,308        --    1.00%   to  2.00%   35.19%      to   33.85%
2008          978      $1.42  to  $0.62   $1,033     0.11%    1.00%   to  2.00%  (32.25%)     to  (32.93%)
2007        1,062      $2.09  to  $0.93   $1,671     0.82%    1.00%   to  2.00%   (5.85%)     to   (8.85%)(9)
2006        1,066      $2.22  to  $1.29   $1,815     0.43%    1.00%   to  1.70%   19.06%      to   18.23%
2005          700      $1.86  to  $1.09   $1,008     0.30%    1.00%   to  1.70%    4.72%      to    3.99%
--------------------------------------------------------------------------------------------------------

RVS VP BAL, CL 3
2009          342      $1.12  to  $1.12     $381        --    1.40%   to  1.40%   22.50%      to   22.50%
2008          390      $0.91  to  $0.91     $355     0.25%    1.40%   to  1.40%  (30.89%)     to  (30.89%)
2007          572      $1.32  to  $1.32     $753     2.81%    1.40%   to  1.40%    0.32%      to    0.32%
2006          737      $1.31  to  $1.31     $968     2.43%    1.40%   to  1.40%   12.80%      to   12.80%
2005        1,170      $1.16  to  $1.16   $1,362     2.55%    1.40%   to  1.40%    2.48%      to    2.48%
--------------------------------------------------------------------------------------------------------

RVS VP CASH MGMT, CL 3
2009        1,837      $1.08  to  $0.99   $1,953     0.05%    1.00%   to  2.00%   (0.84%)     to   (1.85%)
2008        1,059      $1.09  to  $1.01   $1,158     2.28%    1.00%   to  2.00%    1.25%      to    0.24%
2007        1,127      $1.08  to  $1.00   $1,229     4.72%    1.00%   to  2.00%    3.71%      to    0.47%(9)
2006          626      $1.04  to  $1.04     $674     4.36%    1.00%   to  1.70%    3.46%      to    2.73%
2005          872      $1.01  to  $1.01     $903     2.66%    1.00%   to  1.70%    1.59%      to    0.88%
--------------------------------------------------------------------------------------------------------

RVS VP DIV BOND, CL 3
2009        6,439      $1.19  to  $1.04   $7,471     4.22%    1.00%   to  2.00%   13.28%      to   12.16%
2008        5,770      $1.05  to  $0.93   $5,954     0.41%    1.00%   to  2.00%   (7.25%)     to   (8.17%)
2007        5,310      $1.14  to  $1.01   $5,972     4.75%    1.00%   to  2.00%    4.15%      to    1.07%(9)
2006        2,953      $1.09  to  $1.04   $3,258     4.40%    1.00%   to  1.70%    3.38%      to    2.66%
2005        1,275      $1.05  to  $1.01   $1,422     3.71%    1.00%   to  1.70%    1.11%      to    0.42%
--------------------------------------------------------------------------------------------------------

RVS VP DIV EQ INC, CL 3
2009        6,143      $1.89  to  $0.70   $7,594        --    1.00%   to  2.00%   26.19%      to   24.93%
2008        5,510      $1.50  to  $0.56   $5,501     0.07%    1.00%   to  2.00%  (41.06%)     to  (41.65%)
2007        3,688      $2.54  to  $0.96   $6,518     1.60%    1.00%   to  2.00%    6.94%      to   (5.67%)(9)
2006        2,732      $2.37  to  $1.38   $4,800     1.43%    1.00%   to  1.70%   18.56%      to   17.73%
2005        1,020      $2.00  to  $1.17   $1,613     1.73%    1.00%   to  1.70%   12.38%      to   11.60%
--------------------------------------------------------------------------------------------------------

RVS VP DYN EQ, CL 3
2009          643      $0.78  to  $0.65     $559        --    1.00%   to  2.00%   22.92%      to   21.70%
2008          642      $0.63  to  $0.54     $455     0.23%    1.00%   to  2.00%  (42.74%)     to  (43.31%)
2007          705      $1.10  to  $0.95     $875     1.32%    1.00%   to  2.00%    1.90%      to   (6.47%)(9)
2006          867      $1.08  to  $1.22   $1,058     1.19%    1.00%   to  1.70%    8.36%(4)   to   13.35%
2005          892      $1.08  to  $1.07     $957     1.16%    1.15%   to  1.70%    4.96%      to    4.39%
--------------------------------------------------------------------------------------------------------


 210    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS         LOWEST TO       ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------

RVS VP GLOBAL INFLATION PROT SEC, CL 3
2009        3,879      $1.15  to  $1.06   $4,406     9.73%    1.05%   to  2.00%    5.72%      to    4.72%
2008        1,839      $1.08  to  $1.01   $1,986     2.55%    1.05%   to  2.00%   (0.91%)     to   (1.84%)
2007        1,893      $1.09  to  $1.03   $2,071     2.37%    1.05%   to  2.00%    6.80%      to    3.32%(9)
2006        1,214      $1.02  to  $1.02   $1,244     6.99%    1.05%   to  1.70%    2.66%(7)   to    2.55%(6)
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

RVS VP HI YIELD BOND, CL 3
2009          183      $1.22  to  $1.08     $249     9.91%    1.05%   to  2.00%   52.24%      to   50.81%
2008          216      $0.80  to  $0.72     $192     0.27%    1.05%   to  2.00%  (25.96%)     to  (26.66%)
2007          229      $1.08  to  $0.98     $275     7.42%    1.05%   to  2.00%    0.82%      to   (2.19%)(9)
2006          244      $1.07  to  $1.12     $284     7.45%    1.05%   to  1.70%    7.16%(7)   to    8.95%
2005          157      $1.04  to  $1.03     $166     6.23%    1.15%   to  1.70%    2.83%      to    2.28%
--------------------------------------------------------------------------------------------------------

RVS VP INC OPP, CL 3
2009        2,925      $1.22  to  $1.10   $3,579     4.70%    1.05%   to  2.00%   40.91%      to   39.58%
2008        1,846      $0.87  to  $0.78   $1,612     0.18%    1.05%   to  2.00%  (19.66%)     to  (20.42%)
2007        1,525      $1.08  to  $0.99   $1,665     6.90%    1.05%   to  2.00%    1.56%      to   (1.48%)(9)
2006          604      $1.06  to  $1.08     $650     6.48%    1.05%   to  1.70%    6.28%(7)   to    6.18%
2005           --      $1.03  to  $1.02       $6     5.78%    1.15%   to  1.70%    2.15%      to    1.59%
--------------------------------------------------------------------------------------------------------

RVS VP MID CAP GRO, CL 3
2009           75      $1.04  to  $1.08      $71        --    1.05%   to  1.70%   61.70%      to   60.65%
2008           89      $0.64  to  $0.67      $52     0.02%    1.05%   to  1.70%  (45.43%)     to  (45.78%)
2007          137      $1.18  to  $1.24     $148     0.06%    1.05%   to  1.70%   12.54%      to   11.82%
2006          186      $1.05  to  $1.11     $179     0.26%    1.05%   to  1.70%    6.71%(7)   to   (1.75%)
2005           --      $1.13  to  $1.12       --        --    1.15%   to  1.70%    8.86%      to    8.27%
--------------------------------------------------------------------------------------------------------

RVS VP MID CAP VAL, CL 3
2009           --      $0.76  to  $0.72       $1        --    1.05%   to  2.00%   39.47%      to   38.15%
2008           --      $0.54  to  $0.52       $0        --    1.05%   to  2.00%  (45.68%)     to  (46.19%)
2007           --      $1.00  to  $0.96       $1     0.37%    1.05%   to  2.00%   (0.42%)(8)  to   (5.10%)(9)
2006           --         --         --       --        --       --          --      --               --
2005           --         --         --       --        --       --          --      --               --
--------------------------------------------------------------------------------------------------------

RVS VP S&P 500, CL 3
2009          883      $1.39  to  $0.73   $1,193        --    1.00%   to  2.00%   24.75%      to   23.51%
2008          984      $1.11  to  $0.59   $1,072     0.07%    1.00%   to  2.00%  (37.72%)     to  (38.34%)
2007          998      $1.78  to  $0.96   $1,750     1.63%    1.00%   to  2.00%    3.97%      to   (5.19%)(9)
2006        1,154      $1.72  to  $1.19   $1,953     1.46%    1.00%   to  1.70%   14.12%      to   13.33%
2005        1,210      $1.50  to  $1.05   $1,800     1.39%    1.00%   to  1.70%    3.37%      to    2.64%
--------------------------------------------------------------------------------------------------------

RVS VP SHORT DURATION, CL 3
2009        1,776      $1.08  to  $1.00   $1,884     2.84%    1.00%   to  2.00%    4.48%      to    3.44%
2008        1,464      $1.03  to  $0.96   $1,494     0.14%    1.00%   to  2.00%   (3.61%)     to   (4.57%)
2007        1,350      $1.07  to  $1.01   $1,435     4.18%    1.00%   to  2.00%    4.27%      to    0.87%(9)
2006        1,295      $1.03  to  $1.02   $1,322     3.80%    1.00%   to  1.70%    2.81%      to    2.10%
2005        1,261      $1.00  to  $1.00   $1,254     2.91%    1.00%   to  1.70%    0.57%      to   (0.15%)
--------------------------------------------------------------------------------------------------------

SEL VP GRO, CL 3
2009           31      $1.21  to  $0.69      $38        --    1.00%   to  2.00%   35.63%      to   34.28%
2008           39      $0.89  to  $0.51      $35     0.26%    1.00%   to  2.00%  (44.90%)     to  (45.45%)
2007           40      $1.62  to  $0.94      $65     0.99%    1.00%   to  2.00%    2.04%      to   (6.82%)(9)
2006           46      $1.59  to  $1.21      $74     0.87%    1.00%   to  1.70%    9.97%      to    9.22%
2005           48      $1.44  to  $1.10      $69     0.39%    1.00%   to  1.70%    7.54%      to    6.79%
--------------------------------------------------------------------------------------------------------


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    211

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS          LOWEST TO      ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------
                                                                                              <-
                                                                                              C>

SEL VP LG CAP VAL, CL 3
2009    --             $0.85  to  $0.90       $1        --    1.05%   to  1.70%   24.81%      to   24.00%
2008    --             $0.68  to  $0.72       $0     0.07%    1.05%   to  1.70%  (40.09%)     to  (40.47%)
2007    --             $1.14  to  $1.21       $1     1.37%    1.05%   to  1.70%   (1.51%)     to   (2.13%)
2006    --             $1.15  to  $1.24       $1     1.27%    1.05%   to  1.70%   16.55%(7)   to   17.04%
2005    --             $1.07  to  $1.06       --     1.02%    1.15%   to  1.70%    3.35%      to    2.78%
--------------------------------------------------------------------------------------------------------

THDL VP EMER MKTS, CL 3
2009    1,271          $1.45  to  $0.81   $2,249     0.35%    1.05%   to  2.00%   72.27%      to   70.62%
2008    1,817          $0.84  to  $0.48   $1,874     0.68%    1.05%   to  2.00%  (54.19%)     to  (54.62%)
2007    1,074          $1.84  to  $1.05   $2,471     0.60%    1.05%   to  2.00%   36.66%      to    2.39%(9)
2006    996            $1.34  to  $1.87   $1,757     0.35%    1.05%   to  1.70%   36.17%(7)   to   31.66%
2005    431            $1.43  to  $1.42     $615     0.22%    1.15%   to  1.70%   32.27%      to   31.55%
--------------------------------------------------------------------------------------------------------

THDL VP INTL OPP, CL 3
2009    33             $0.98  to  $0.73      $37     1.53%    1.05%   to  2.00%   26.21%      to   25.01%
2008    41             $0.78  to  $0.58      $37     2.28%    1.05%   to  2.00%  (41.06%)     to  (41.61%)
2007    59             $1.32  to  $1.00      $89     0.95%    1.05%   to  2.00%   11.49%      to   (2.08%)(9)
2006    92             $1.18  to  $1.45     $125     1.80%    1.05%   to  1.70%   19.01%(7)   to   22.08%
2005    137            $1.19  to  $1.18     $151     1.36%    1.15%   to  1.70%   12.57%      to   11.95%
--------------------------------------------------------------------------------------------------------

VANK LIT COMSTOCK, CL II
2009    4,987          $0.88  to  $0.74   $4,601     4.50%    1.05%   to  2.00%   27.07%      to   25.87%
2008    5,459          $0.69  to  $0.59   $3,968     2.14%    1.05%   to  2.00%  (36.47%)     to  (37.07%)
2007    4,790          $1.09  to  $0.94   $5,521     1.58%    1.05%   to  2.00%   (3.35%)     to   (7.53%)(9)
2006    4,455          $1.13  to  $1.20   $5,339     0.93%    1.05%   to  1.70%   13.41%(7)   to   14.09%
2005    1,918          $1.06  to  $1.05   $2,030     0.45%    1.15%   to  1.70%    2.92%      to    2.36%
--------------------------------------------------------------------------------------------------------

VANK UIF GLOBAL REAL EST, CL II
2009    1,096          $0.66  to  $0.66     $714     0.02%    1.05%   to  2.00%   39.94%      to   38.62%
2008    1,461          $0.47  to  $0.48     $682     2.63%    1.05%   to  2.00%  (44.93%)     to  (45.46%)
2007    583            $0.85  to  $0.88     $496     0.34%    1.05%   to  2.00%  (14.49%)(8)  to  (13.56%)(9)
2006    --                --         --       --        --    --             --      --               --
2005    --                --         --       --        --    --             --      --               --
--------------------------------------------------------------------------------------------------------

VANK UIF MID CAP GRO, CL II
2009    --             $0.92  to  $0.80       $1        --    1.05%   to  2.00%   55.72%      to   54.25%
2008    --             $0.59  to  $0.52       $1     0.70%    1.05%   to  2.00%  (47.37%)     to  (47.88%)
2007    --             $1.13  to  $0.99       $1        --    1.05%   to  2.00%   12.51%(8)   to   (2.32%)(9)
2006    --                --         --       --        --    --             --      --               --
2005    --                --         --       --        --    --             --      --               --
--------------------------------------------------------------------------------------------------------

VANK UIF U.S. REAL EST, CL II
2009    45             $0.79  to  $1.02      $48     2.98%    1.05%   to  1.70%   27.15%      to   26.34%
2008    52             $0.62  to  $0.81      $43     2.67%    1.05%   to  1.70%  (38.71%)     to  (39.09%)
2007    42             $1.01  to  $1.33      $57     0.95%    1.05%   to  1.70%  (18.14%)     to  (18.68%)
2006    46             $1.23  to  $1.64      $75     0.96%    1.05%   to  1.70%   23.93%(7)   to   35.35%
2005    47             $1.22  to  $1.21      $58     0.90%    1.15%   to  1.70%   15.42%      to   14.79%
--------------------------------------------------------------------------------------------------------

WANGER INTL
2009    1,939          $1.13  to  $0.76   $2,718     3.84%    1.05%   to  2.00%   48.22%      to   46.81%
2008    2,419          $0.76  to  $0.52   $2,302     0.88%    1.05%   to  2.00%  (46.17%)     to  (46.68%)
2007    1,515          $1.42  to  $0.97   $2,757     0.83%    1.05%   to  2.00%   15.09%      to   (4.03%)(9)
2006    1,348          $1.23  to  $1.75   $2,213     0.41%    1.05%   to  1.70%   24.07%(7)   to   34.86%
2005    627            $1.30  to  $1.30     $816     0.52%    1.15%   to  1.70%   20.14%      to   19.48%
--------------------------------------------------------------------------------------------------------


 212    RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2

                       AT DEC. 31                               FOR THE YEAR ENDED DEC. 31
        ----------------------------------------  ------------------------------------------------------
                         ACCUMULATION                              EXPENSE                TOTAL
                          UNIT VALUE       NET    INVESTMENT        RATIO                 RETURN
            UNITS          LOWEST TO      ASSETS    INCOME        LOWEST TO             LOWEST TO
            (000S)          HIGHEST       (000S)   RATIO(1)       HIGHEST(2)            HIGHEST(3)
        ------------------------------------------------------------------------------------------------
                                                                                              <-
                                                                                              C>

WANGER USA
2009    1,813          $0.95  to  $0.80   $1,832        --    1.05%   to  2.00%   40.74%      to   39.41%
2008    1,660          $0.67  to  $0.57   $1,203        --    1.05%   to  2.00%  (40.32%)     to  (40.88%)
2007    1,334          $1.13  to  $0.97   $1,634        --    1.05%   to  2.00%    4.28%      to   (4.98%)(9)
2006    852            $1.08  to  $1.21   $1,026     0.18%    1.05%   to  1.70%    9.57%(7)   to    6.06%
2005    443            $1.14  to  $1.14     $505        --    1.15%   to  1.70%    9.98%      to    9.38%
--------------------------------------------------------------------------------------------------------



    (1) These amounts represent the dividends, excluding distributions of capital gains, received by the division from the underlying fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude variable account expenses that result in direct reductions in the unit values. The recognition of investment income by the division is affected by the timing of the declaration of dividends by the underlying fund in which the division invests. These ratios are annualized for periods less than one year.
    (2) These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.
    (3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period. Although the total return is presented as a range of minimum to maximum values, based on the subaccounts representing the minimum and maximum expense ratio amounts, some individual subaccount total returns are not within the ranges presented due to the introduction of new subaccounts during the year and other market factors.
    (4) New subaccount operations commenced on March 17, 2006.
    (5) New subaccount operations commenced on April 28, 2006.
    (6) New subaccount operations commenced on May 1, 2006.
    (7) New subaccount operations commenced on June 19, 2006.
    (8) New subaccount operations commenced on May 1, 2007.
    (9) New subaccount operations commenced on Oct. 1, 2007.
   (10) New subaccount operations commenced on Sept. 26, 2008.


                      RIVERSOURCE OF NEW YORK VARIABLE ANNUITY ACCOUNT 2    213

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE BOARD OF DIRECTORS
RIVERSOURCE LIFE INSURANCE CO. OF NEW YORK

We have audited the accompanying balance sheets of RiverSource Life Insurance Co. of New York (a wholly owned subsidiary of RiverSource Life Insurance Company) (the Company) as of December 31, 2009 and 2008, and the related statements of operations, cash flows and shareholder's equity for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of RiverSource Life Insurance Co. of New York's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of RiverSource Life Insurance Co. of New York at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 3 to the financial statements, in 2009 the Company adopted new accounting guidance related to the recognition and presentation of other-than-temporary impairments. Also, in 2008, the Company adopted new accounting guidance related to the measurement of fair value and in 2007, the Company adopted new guidance related to the accounting for uncertainty in income taxes as well as new guidance related to accounting for deferred acquisition costs in connection with modifications or exchanges of insurance and annuity contracts.

                                             /s/ Ernst & Young LLP

Minneapolis, Minnesota

April 23, 2010

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

BALANCE SHEETS
(IN THOUSANDS, EXCEPT SHARE DATA)


DECEMBER 31,                                                               2009          2008

ASSETS
Investments:
Available-for-Sale:
  Fixed maturities, at fair value (amortized cost: 2009, $1,715,064;
  2008, $1,403,180)                                                     $1,770,979    $1,279,025
Commercial mortgage loans, at cost (less allowance for loan losses:
2009, $2,088; 2008, $1,188)                                                183,986       210,786
Policy loans                                                                35,748        36,226
Trading securities                                                             113            87
-------------------------------------------------------------------------------------------------
    Total investments                                                    1,990,826     1,526,124

Cash equivalents                                                            89,502       195,886
Restricted cash                                                              8,400            --
Reinsurance recoverables                                                    74,438        69,619
Deferred income taxes, net                                                      --        38,513
Other receivables                                                           27,753         5,968
Accrued investment income                                                   22,224        17,651
Deferred acquisition costs                                                 221,942       236,619
Deferred sales inducement costs                                             22,919        23,808
Other assets                                                                22,121        65,311
Separate account assets                                                  2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total assets                                                        $5,400,918    $4,427,520
=================================================================================================


LIABILITIES AND SHAREHOLDER'S EQUITY
Liabilities:
Future policy benefits                                                  $1,916,865    $1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
Deferred income taxes, net                                                  19,632            --
Other liabilities                                                          103,758        54,336
Separate account liabilities                                             2,920,793     2,248,021
-------------------------------------------------------------------------------------------------
    Total liabilities                                                    4,967,947     4,145,555
-------------------------------------------------------------------------------------------------

Shareholder's equity:
Common stock, $10 par value; 200,000 shares authorized, issued and
outstanding                                                                  2,000         2,000
Additional paid-in capital                                                 106,634       106,646
Retained earnings                                                          294,112       236,963
Accumulated other comprehensive income (loss), net of tax                   30,225       (63,644)
-------------------------------------------------------------------------------------------------
    Total shareholder's equity                                             432,971       281,965
-------------------------------------------------------------------------------------------------
    Total liabilities and shareholder's equity                          $5,400,918    $4,427,520
=================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

REVENUES
Premiums                                                         $ 25,064      $ 26,063      $ 24,616
Net investment income                                             103,079        94,421       109,190
Policy and contract charges                                        65,350        70,900        65,555
Other revenue                                                      11,985        15,389        12,204
Net realized investment gains (losses)                              2,045       (24,117)        6,583
-------------------------------------------------------------------------------------------------------
    Total revenues                                                207,523       182,656       218,148
-------------------------------------------------------------------------------------------------------


BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses                   21,649        65,151        44,513
Interest credited to fixed accounts                                59,629        52,997        55,666
Amortization of deferred acquisition costs                         11,950        41,554        28,038
Separation costs                                                       --            --          (571)
Other insurance and operating expenses                             32,045        38,268        29,006
-------------------------------------------------------------------------------------------------------
    Total benefits and expenses                                   125,273       197,970       156,652
-------------------------------------------------------------------------------------------------------
Pretax income (loss)                                               82,250       (15,314)       61,496
Income tax provision (benefit)                                     25,848        (9,350)       19,000
-------------------------------------------------------------------------------------------------------
    Net income (loss)                                            $ 56,402      $ (5,964)     $ 42,496
=======================================================================================================
Supplemental Disclosures:
Net realized investment gains (losses):
  Net realized investment gains before impairment losses on
  securities                                                     $  7,250
-------------------------------------------------------------------------------------------------------
  Total other-than-temporary impairment losses on securities       (4,975)
  Portion of loss recognized in other comprehensive income           (230)
-------------------------------------------------------------------------------------------------------
  Net impairment losses recognized in net realized investment
  gains (losses)                                                   (5,205)
-------------------------------------------------------------------------------------------------------
Net realized investment gains (losses)                           $  2,045
=======================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF CASH FLOWS
(IN THOUSANDS)


YEARS ENDED DECEMBER 31,                                           2009          2008          2007

CASH FLOWS FROM OPERATING ACTIVITIES
Net income (loss)                                                $  56,402     $  (5,964)    $  42,496
Adjustments to reconcile net income (loss) to net cash (used
in) provided by operating activities:
  Capitalization of deferred acquisition and deferred sales
  inducement costs                                                 (32,476)      (33,385)      (40,425)
  Amortization of deferred acquisition and deferred sales
  inducement costs                                                  14,991        44,145        30,084
  Depreciation, amortization and accretion, net                     (1,205)        2,914         3,598
  Deferred income tax (benefit) expense                              7,335       (22,571)        1,184
  Contractholder and policyholder charges, non-cash                (16,537)      (16,766)      (14,618)
  Net realized investment gains                                     (8,148)         (781)       (6,909)
  Other-than-temporary impairments and provision for loan
  losses recognized in net realized investment (gains) losses        6,105        24,898           326
Change in operating assets and liabilities:
  Trading securities, net                                              (26)           43           (35)
  Future policy benefits for traditional life, disability
  income and long term care insurance                               17,535        20,723        13,822
  Policy claims and other policyholders' funds                      (1,441)        1,880        (2,746)
  Reinsurance recoverables                                          (4,815)      (15,562)       (6,937)
  Other receivables                                                    (71)           21          (353)
  Accrued investment income                                         (4,573)          762         4,198
  Derivatives collateral, net                                      (43,930)       38,980        (1,150)
  Other assets and liabilities, net                                (22,165)       56,106       (11,469)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by operating activities                (33,019)       95,443        11,066
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM INVESTING ACTIVITIES
Available-for-Sale securities:
  Proceeds from sales                                              309,903        15,114       322,740
  Maturities, sinking fund payments and calls                      214,089       166,854       116,456
  Purchases                                                       (783,421)     (188,068)      (74,488)
Proceeds from sales and maturities of commercial mortgage
loans                                                               25,944        15,695        39,049
Funding of commercial mortgage loans                                   (44)           --        (8,889)
Change in policy loans, net                                            478          (492)       (1,897)
-------------------------------------------------------------------------------------------------------
Net cash (used in) provided by investing activities               (233,051)        9,103       392,971
-------------------------------------------------------------------------------------------------------


CASH FLOWS FROM FINANCING ACTIVITIES
Policyholder and contractholder account values:
  Considerations received                                          269,006       143,543        73,045
  Net transfers from (to) separate accounts                         16,997           820        (1,625)
  Surrenders and other benefits                                   (124,858)     (174,838)     (212,962)
Deferred premium options, net                                       (1,447)       (7,669)           --
Tax adjustment on share-based incentive compensation plan              (12)            9            20
Cash dividend to RiverSource Life Insurance Company                     --       (77,000)      (83,000)
-------------------------------------------------------------------------------------------------------
Net cash provided by (used in) financing activities                159,686      (115,135)     (224,522)
-------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash equivalents                       (106,384)      (10,589)      179,515
Cash equivalents at beginning of year                              195,886       206,475        26,960
-------------------------------------------------------------------------------------------------------
Cash equivalents at end of year                                  $  89,502     $ 195,886     $ 206,475
=======================================================================================================

Supplemental Disclosures:
  Income taxes paid, net                                         $     619     $  17,501     $  19,122


See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

STATEMENTS OF SHAREHOLDER'S EQUITY
FOR THE THREE YEARS ENDED DECEMBER 31, 2009
(IN THOUSANDS)


                                                                                        ACCUMULATED
                                                           ADDITIONAL                      OTHER
                                               COMMON        PAID-IN      RETAINED     COMPREHENSIVE
                                                STOCK        CAPITAL      EARNINGS     INCOME (LOSS)       TOTAL
-------------------------------------------------------------------------------------------------------------------
BALANCES AT JANUARY 1, 2007                    $2,000       $106,617      $371,644        $(11,271)      $468,990
Change in accounting principles, net of
tax                                                --             --        (9,231)             --         (9,231)
Comprehensive income:
  Net income                                       --             --        42,496              --         42,496
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --             972            972
                                                                                                       ------------
Total comprehensive income                                                                                 43,468
Tax adjustment on share-based incentive
compensation plan                                  --             20            --              --             20
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (83,000)             --        (83,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2007                   2,000        106,637       321,909         (10,299)       420,247
Change in accounting principles, net of
tax                                                --             --        (1,982)             --         (1,982)
Comprehensive loss:
  Net loss                                         --             --        (5,964)             --         (5,964)
  Other comprehensive loss, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --         (53,345)       (53,345)
                                                                                                       ------------
Total comprehensive loss                                                                                  (59,309)
Tax adjustment on share-based incentive
compensation plan                                  --              9            --              --              9
Cash dividend to RiverSource Life
Insurance Company                                  --             --       (77,000)             --        (77,000)
-------------------------------------------------------------------------------------------------------------------

BALANCES AT DECEMBER 31, 2008                   2,000        106,646       236,963         (63,644)       281,965
Change in accounting principles, net of
tax                                                --             --           747            (747)            --
Comprehensive income:
  Net income                                       --             --        56,402              --         56,402
  Other comprehensive income, net of tax:
    Change in net unrealized securities
    losses                                         --             --            --          93,897         93,897
    Change in noncredit related
     impairments on securities and net
     unrealized securities losses on
     previously impaired securities                --             --            --             719            719
                                                                                                       ------------
Total comprehensive income                                                                                151,018
Tax adjustment on share-based incentive
compensation plan                                  --            (12)           --              --            (12)
-------------------------------------------------------------------------------------------------------------------
BALANCES AT DECEMBER 31, 2009                  $2,000       $106,634      $294,112        $ 30,225       $432,971
===================================================================================================================



See Notes to Financial Statements.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS

1. NATURE OF BUSINESS AND BASIS OF PRESENTATION

Nature of Business
RiverSource Life Insurance Co. of New York ("RiverSource Life of NY") is a stock life insurance company domiciled in New York, which holds Certificates of Authority in New York and Delaware. Effective in March 2010, RiverSource Life of NY withdrew its Certificate of Authority from the state of North Dakota. RiverSource Life of NY is a wholly owned subsidiary of RiverSource Life Insurance Company ("RiverSource Life"), which is domiciled in Minnesota. RiverSource Life is a wholly owned subsidiary of Ameriprise Financial, Inc. ("Ameriprise Financial"). RiverSource Life of NY serves residents of the State of New York and issues insurance and annuity products.

Ameriprise Financial was formerly a wholly owned subsidiary of American Express Company ("American Express"). On February 1, 2005, the American Express Board of Directors announced its intention to pursue the disposition of 100% of its shareholdings in Ameriprise Financial (the "Separation") through a tax-free distribution to American Express shareholders. Effective as of the close of business on September 30, 2005, American Express completed the Separation and the distribution of Ameriprise Financial common shares to American Express shareholders (the "Distribution"). In connection with the Distribution, Ameriprise Financial entered into certain agreements with American Express to effect the Separation and to define the responsibility for obligations arising before and after the date of the Distribution, including, among others, obligations relating to transition services, taxes and employees. Through 2007, RiverSource Life of NY was allocated certain expenses incurred as a result of Ameriprise Financial becoming an independent company. During 2007, it was determined that the expenses were over-allocated to RiverSource Life of NY since the separation announcement resulting in a reimbursement from Ameriprise Financial in 2007. The separation from American Express was completed in 2007.

RiverSource Life of NY's products include deferred variable annuities and fixed annuities which are issued primarily to individuals, where assets accumulate until the contract is surrendered, the contractholder (or in some contracts, the annuitant) dies or the contractholder or annuitant begins receiving benefits under an annuity payout option. It also offers immediate annuities in which payments begin within one year of issue and continue for life or for a fixed period of time. RiverSource Life of NY's fixed deferred annuities guarantee a minimum annual interest rate during the accumulation period (the time before annuity payments begin). However, RiverSource Life of NY has the option of paying a higher rate set at its discretion. Certain riders are available offering additional benefits, including variable annuity death benefit and living benefit riders.

RiverSource Life of NY also issues both variable and fixed universal life insurance, traditional life insurance and disability income ("DI") insurance. Universal life insurance is a form of permanent life insurance characterized by flexible premiums, flexible death benefit amounts and unbundled pricing factors (i.e., mortality, interest and expenses). Variable universal life insurance combines the premium and death benefit flexibility of universal life with underlying fund investment flexibility and the risks associated therewith. Traditional life insurance refers to term life insurance policies that pay a specified sum to a beneficiary upon death of the insured for a fixed premium. Waiver of premium and accidental death benefit riders are generally available with these life insurance products, in addition to other benefit riders. RiverSource Life of NY issues only non-participating life insurance policies which do not pay dividends to policyholders from realized policy margins.

Under RiverSource Life of NY's variable life insurance and variable annuity products described above, the purchaser may choose among investment options that include RiverSource Life of NY's "general account" as well as from a variety of portfolios including common stocks, bonds, managed assets and/or short-term securities.

Basis of Presentation
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles ("GAAP") which vary in certain respects from reporting practices prescribed or permitted by the New York State Insurance Department (RiverSource Life of NY's primary regulator) as reconciled in Note 16.

RiverSource Life of NY evaluated events or transactions that may have occurred after the balance sheet date for potential recognition or disclosure through April 23, 2010, the date the financial statements were issued.

RECLASSIFICATIONS
Certain reclassifications of prior year amounts have been made to conform to the current presentation. In the first quarter of 2009, RiverSource Life of NY reclassified reinsurance allowances for coinsurance contracts for traditional life and long term care insurance from premiums to other insurance and operating expenses to net with the associated expenses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table shows the impact of the reclassification of the reinsurance allowances made to RiverSource Life of NY's previously reported Statements of Operations.

                                                         YEAR ENDED DECEMBER 31,     YEAR ENDED DECEMBER 31,
                                                                  2008                        2007
                                                       ------------------------------------------------------
                                                        PREVIOUSLY                  PREVIOUSLY
(IN THOUSANDS)                                           REPORTED    RECLASSIFIED    REPORTED    RECLASSIFIED
-------------------------------------------------------------------------------------------------------------
REVENUES
Premiums                                                 $ 28,203      $ 26,063      $ 26,804      $ 24,616
Net investment income                                      94,421        94,421       109,190       109,190
Policy and contract charges                                70,900        70,900        65,555        65,555
Other revenue                                              15,389        15,389        12,204        12,204
Net realized investment gains (losses)                    (24,117)      (24,117)        6,583         6,583
-------------------------------------------------------------------------------------------------------------
  Total revenues                                          184,796       182,656       220,336       218,148
-------------------------------------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Benefits, claims, losses and settlement expenses           65,151        65,151        44,513        44,513
Interest credited to fixed accounts                        52,997        52,997        55,666        55,666
Amortization of deferred acquisition costs                 41,554        41,554        28,038        28,038
Separation costs                                               --            --          (571)         (571)
Other insurance and operating expenses                     40,408        38,268        31,194        29,006
-------------------------------------------------------------------------------------------------------------
  Total benefits and expenses                             200,110       197,970       158,840       156,652
-------------------------------------------------------------------------------------------------------------
Pretax income (loss)                                      (15,314)      (15,314)       61,496        61,496
Income tax provision (benefit)                             (9,350)       (9,350)       19,000        19,000
-------------------------------------------------------------------------------------------------------------
  NET INCOME (LOSS)                                      $ (5,964)     $ (5,964)     $ 42,496      $ 42,496
=============================================================================================================



2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

AMOUNTS BASED ON ESTIMATES AND ASSUMPTIONS
Accounting estimates are an integral part of the financial statements. In part, they are based upon assumptions concerning future events. Among the more significant are those that relate to investment securities valuation and recognition of other-than-temporary impairments, valuation of deferred acquisition costs ("DAC") and the corresponding recognition of DAC amortization, derivative instruments, claims reserves and income taxes and the recognition of deferred tax assets and liabilities. These accounting estimates reflect the best judgment of management and actual results could differ.

INVESTMENTS
Investments consist of the following:

Available-for-Sale Securities
Available-for-Sale securities are carried at fair value with unrealized gains (losses) recorded in accumulated other comprehensive income (loss), net of income tax provision (benefit) and net of adjustments in other asset and liability balances, such as DAC, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet date. Gains and losses are recognized in the Statements of Operations upon disposition of the securities.

Effective January 1, 2009, RiverSource Life of NY early adopted an accounting standard that significantly changed RiverSource Life of NY's accounting policy regarding the timing and amount of other-than-temporary impairments for Available-for-Sale securities. When the fair value of an investment is less than its amortized cost, RiverSource Life of NY assesses whether or not: (i) it has the intent to sell the security (made a decision to sell) or (ii) it is more likely than not RiverSource Life of NY will be required to sell the security before its anticipated recovery. If either of these conditions is met, an other-than-temporary impairment is considered to have occurred and RiverSource Life of NY must recognize an other-than-temporary impairment for the difference between the investment's amortized cost basis and its fair value through earnings. For securities that do not meet the above criteria and RiverSource Life of NY does not expect to recover a security's amortized cost basis, the security is also considered other-than-temporarily impaired. For these securities, RiverSource Life of NY separates the total impairment into the credit loss component and the amount of the loss related to other factors. The amount of the total other-than-temporary impairments related to credit loss is recognized in earnings. The amount of the total other-than-temporary impairments related to other factors is recognized in other comprehensive income (loss), net of impacts to DAC, deferred sales inducement costs ("DSIC"), certain benefit reserves and income taxes. For Available-for-Sale securities that have recognized an other-than-temporary impairment through earnings, if through subsequent evaluation there is a significant increase in the cash flow expected, the difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. Subsequent increases and decreases in the fair value of Available-for-Sale securities are included in other comprehensive income (loss). RiverSource Life of NY's Statements of Shareholder's Equity present all

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--------------------------------------------------------------------------------


changes in other comprehensive income (loss) associated with Available-for-Sale debt securities that have been other-than-temporarily impaired on a separate line from fair value changes recorded in other comprehensive income (loss) from all other securities.

RiverSource Life of NY provides a supplemental disclosure on the face of its Statements of Operations that presents: (i) total other-than-temporary impairment losses recognized during the period and (ii) the portion of other-than-temporary impairment losses recognized in other comprehensive income
(loss). The sum of these amounts represents the credit-related portion of other-than-temporary impairments that were recognized in earnings during the period. The portion of other-than-temporary losses recognized in other comprehensive income (loss) includes: (i) the portion of other-than-temporary impairment losses related to factors other than credit recognized during the period and
(ii) reclassifications of other-than-temporary impairment losses previously determined to be related to factors other than credit that are determined to be credit-related in the current period. The amount presented on the Statements of Operations as the portion of other-than-temporary losses recognized in other comprehensive income (loss) excludes subsequent increases and decreases in the fair value of these securities.

For all securities that are considered temporarily impaired, RiverSource Life of NY does not intend to sell these securities (has not made a decision to sell) and it is not more likely than not that RiverSource Life of NY will be required to sell the security before recovery of its amortized cost basis. RiverSource Life of NY believes that it will collect all principal and interest due on all investments that have amortized cost in excess of fair value that are considered only temporarily impaired.

Factors RiverSource Life of NY considers in determining whether declines in the fair value of fixed-maturity securities are other-than-temporary include: (i) the extent to which the market value is below amortized cost; (ii) the duration of time in which there has been a significant decline in value; (iii) fundamental analysis of the liquidity, business prospects and overall financial condition of the issuer; and (iv) market events that could impact credit ratings, economic and business climate, litigation and government actions, and similar external business factors. In order to determine the amount of the credit loss component for corporate debt securities considered other-than-temporarily impaired, a best estimate of the present value of cash flows expected to be collected discounted at the security's effective interest rate is compared to the amortized cost basis of the security. The significant inputs to cash flow projections consider potential debt restructuring terms, projected cash flows available to pay creditors and RiverSource Life of NY's position in the debtor's overall capital structure.

For structured investments (e.g., residential mortgage backed securities, commercial mortgage backed securities, asset backed securities and other structured investments), RiverSource Life of NY also considers factors such as overall deal structure and its position within the structure, quality of underlying collateral, delinquencies and defaults, loss severities, recoveries, prepayments and cumulative loss projections in assessing potential other-than-temporary impairments of these investments. Based upon these factors, securities that have indicators of potential other-than-temporary impairment are subject to detailed review by management. Securities for which declines are considered temporary continue to be carefully monitored by management.

For the year ended December 31, 2009, certain non-agency residential mortgage backed securities were deemed other-than-temporarily impaired. Generally, the credit loss component for the non-agency residential mortgage backed securities is determined as the amount the amortized cost basis exceeds the present value of the projected cash flows expected to be collected. Significant inputs considered in these projections are consistent with the factors considered in assessing potential other-than-temporary impairment for these investments. Current contractual interest rates considered in these cash flow projections are used to calculate the discount rate used to determine the present value of the expected cash flows.

Commercial Mortgage Loans, Net
Commercial mortgage loans, net, reflect principal amounts outstanding less the allowance for loan losses. The allowance for loan losses is primarily based on RiverSource Life of NY's past loan loss experience, known and inherent risks in the portfolio, composition of the loan portfolio, current economic conditions and other relevant factors. Loans in this portfolio are generally smaller balance and homogeneous in nature and accordingly RiverSource Life of NY follows accounting guidance on contingencies when establishing necessary reserves for losses inherent in the portfolio. For larger balance or restructured loans that are collateral dependent, the allowance is based on the fair value of collateral. Management regularly evaluates the adequacy of the allowance for loan losses and believes it is adequate to absorb estimated losses in the portfolio.

RiverSource Life of NY generally stops accruing interest on commercial mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectability of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

Policy Loans
Policy loans include life insurance policy and annuity loans. These loans are carried at the aggregate of the unpaid loan balances, which do not exceed the cash surrender values of underlying products, plus accrued interest.


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--------------------------------------------------------------------------------

Trading Securities
Included in trading securities is separate account seed money. Separate account seed money is carried at fair value with changes in value recognized within net investment income.

CASH AND CASH EQUIVALENTS
Cash equivalents include highly liquid investments with original maturities of 90 days or less.

RESTRICTED CASH
Total restricted cash at December 31, 2009 and 2008 was $8.4 million and nil, respectively, consisting of cash that is pledged to counterparties.

REINSURANCE
RiverSource Life of NY cedes significant amounts of insurance risk to other insurers under reinsurance agreements. Reinsurance premiums paid and benefits received are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Traditional life and long term care ("LTC") reinsurance premium, net of the change in any prepaid reinsurance asset, is reported as a reduction of premiums. Fixed and variable universal life reinsurance premium is reported as a reduction of policy and contract charges. Reinsurance recoveries are reported as components of benefits, claims, losses and settlement expenses.

Insurance liabilities are reported before the effects of reinsurance. Future policy benefits and policy claims and other policyholders' funds recoverable under reinsurance contracts are recorded as reinsurance recoverables.

RiverSource Life of NY also assumes life insurance business from other insurers in limited circumstances. Reinsurance premiums received and benefits paid are accounted for consistently with the basis used in accounting for the policies from which risk is reinsured and consistently with the terms of the reinsurance contracts. Liabilities for assumed business are recorded within future policy benefits.

See Note 6 for additional information on reinsurance.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
Freestanding derivative instruments are recorded at fair value and are reflected in other assets or other liabilities. See Note 10 for information regarding RiverSource Life of NY's fair value measurement of derivative instruments. The accounting for changes in the fair value of a derivative instrument depends on its intended use and the resulting hedge designation, if any. RiverSource Life of NY primarily uses derivatives as economic hedges that are not designated as accounting hedges or do not qualify for hedge accounting treatment.

RiverSource Life of NY's policy is to not offset fair value amounts recognized for derivatives and collateral arrangements executed with the same counterparty under the same master netting arrangement.

For derivative instruments that do not qualify for hedge accounting or are not designated as hedges, changes in fair value are recognized in current period earnings. Changes in fair value of derivatives hedging variable annuity living benefits are included within benefits, claims, losses and settlement expenses. Changes in fair value of derivatives are presented in the Statements of Operations based on the nature and use of the instrument. Changes in fair value of derivatives used as economic hedges are presented in the Statements of Operations with the corresponding change in the hedged asset or liability.

Certain annuities contain guaranteed minimum accumulation benefit ("GMAB") and guaranteed minimum withdrawal benefit ("GMWB") provisions. The GMAB and the non-life contingent benefits associated with GMWB provisions are also considered embedded derivatives. The fair value of embedded derivatives associated with annuities is included in future policy benefits. The change in the fair value of the GMWB and GMAB embedded derivatives are reflected in benefits, claims, losses and settlement expenses.

DEFERRED ACQUISITION COSTS
DAC represents the cost of acquiring new business, principally direct sales commissions and other distribution and underwriting costs that have been deferred on the sale of annuity and insurance products. These costs are deferred to the extent they are recoverable from future profits or premiums. The DAC associated with insurance or annuity contracts that are significantly modified or internally replaced with another contract are accounted for as contract terminations. These transactions are anticipated in establishing amortization periods and other valuation assumptions.

Direct sales commissions and other costs deferred as DAC is amortized over time. For annuity and universal life ("UL") contracts, DAC is amortized based on projections of estimated gross profits over amortization periods equal to the approximate life of the business. For other insurance products, DAC is generally amortized as a percentage of premiums over amortization periods equal to the premium-paying period.


                                                                             F-9

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--------------------------------------------------------------------------------

For annuity and UL insurance products, the assumptions made in projecting future results and calculating the DAC balance and DAC amortization expense are management's best estimates. Management is required to update these assumptions whenever it appears that, based on actual experience or other evidence, earlier estimates should be revised. When assumptions are changed, the percentage of estimated gross profits used to amortize DAC might also change. A change in the required amortization percentage is applied retrospectively; an increase in amortization percentage will result in a decrease in the DAC balance and an increase in DAC amortization expense, while a decrease in amortization percentage will result in an increase in the DAC balance and a decrease in DAC amortization expense. The impact on results of operations of changing assumptions can be either positive or negative in any particular period and is reflected in the period in which such changes are made.

For other life, DI and LTC insurance products, the assumptions made in calculating the DAC balance and DAC amortization expense are consistent with those used in determining the liabilities and therefore are intended to provide for adverse deviations in experience and are revised only if management concludes experience will be so adverse that DAC is not recoverable. If management concludes that DAC is not recoverable, DAC is reduced to the amount that is recoverable based on best estimate assumptions and there is a corresponding expense recorded in RiverSource Life of NY's Statements of Operations.

For annuity, life, DI and LTC insurance products, key assumptions underlying these long-term projections include interest rates (both earning rates on invested assets and rates credited to contractholder and policyholder accounts), equity market performance, mortality and morbidity rates and the rates at which policyholders are expected to surrender their contracts, make withdrawals from their contracts and make additional deposits to their contracts. Assumptions about earned and credited interest rates are the primary factors used to project interest margins, while assumptions about equity and bond market performance are the primary factors used to project client asset value growth rates, and assumptions about surrenders, withdrawals and deposits comprise projected persistency rates. Management must also make assumptions to project maintenance expenses associated with servicing its annuity and insurance businesses during the DAC amortization period.

The client asset value growth rates are the rates at which variable annuity and variable universal life ("VUL") insurance contract values invested in separate accounts are assumed to appreciate in the future. The rates used vary by equity and fixed income investments. Management reviews and, where appropriate, adjusts its assumptions with respect to client asset value growth rates on a regular basis. RiverSource Life of NY typically uses a five-year mean reversion process as a guideline in setting near-term equity asset growth rates based on a long-term view of financial market performance as well as recent actual performance. The suggested near-term growth rate is reviewed to ensure consistency with management's assessment of anticipated equity market performance. In 2009, management continued to follow the mean reversion process, decreasing near-term equity asset growth rates to reflect the positive market. DAC amortization expense recorded in a period when client asset value growth rates exceed management's near-term estimate will typically be less than in a period when growth rates fall short of management's near-term estimate.

RiverSource Life of NY monitors other principal DAC amortization assumptions, such as persistency, mortality, morbidity, interest margin and maintenance expense levels each quarter and, when assessed independently, each could impact RiverSource Life of NY's DAC balances.

The analysis of DAC balances and the corresponding amortization is a dynamic process that considers all relevant factors and assumptions described previously. Unless management identifies a significant deviation over the course of its quarterly monitoring, management reviews and updates these DAC amortization assumptions annually in the third quarter of each year.

DEFERRED SALES INDUCEMENT COSTS
DSIC consist of bonus interest credits and premium credits added to certain annuity contract and insurance policy values. These benefits are capitalized to the extent they are incremental to amounts that would be credited on similar contracts without the applicable feature. The amounts capitalized are amortized using the same methodology and assumptions used to amortize DAC. The amortization of DSIC is recorded in benefits, claims, losses and settlement expenses.

SEPARATE ACCOUNT ASSETS AND LIABILITIES
Separate account assets and liabilities are primarily funds held for the exclusive benefit of variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY receives mortality and expense risk and other fees, guarantee fees and cost of insurance charges from the related accounts.

FUTURE POLICY BENEFITS AND POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS

Fixed Annuities and Variable Annuity Guarantees
Future policy benefits and policy claims and other policyholders' funds related to fixed annuities and variable annuity guarantees include liabilities for fixed account values on fixed and variable deferred annuities, guaranteed benefits associated with variable annuities and fixed annuities in a payout status.


F-10

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Liabilities for fixed account values on fixed and variable deferred annuities are equal to accumulation values, which are the cumulative gross deposits and credited interest less withdrawals and various charges.

The majority of the variable annuity contracts offered by RiverSource Life of NY contain guaranteed minimum death benefit ("GMDB") provisions. When market values of the customer's accounts decline, the death benefit payable on a contract with a GMDB may exceed the contract accumulation value. RiverSource Life of NY also offers variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as gain gross-up ("GGU") benefits. In addition, RiverSource Life of NY offers contracts containing GMWB and GMAB provisions and, until May 2007, RiverSource Life of NY offered contracts containing guaranteed minimum income benefit ("GMIB") provisions.

In determining the liabilities for GMDB, GMIB and the life contingent benefits associated with GMWB, RiverSource Life of NY projects these benefits and contract assessments using actuarial models to simulate various equity market scenarios. Significant assumptions made in projecting future benefits and assessments relate to customer asset value growth rates, mortality, persistency and investment margins and are consistent with those used for DAC asset valuation for the same contracts. As with DAC, management reviews and where appropriate, adjusts its assumptions each quarter. Unless management identifies a material deviation over the course of quarterly monitoring, management reviews and updates these assumptions annually in the third quarter of each year.

The GMDB liability is determined by estimating the expected value of death benefits in excess of the projected contract accumulation value and recognizing the excess over the estimated meaningful life based on expected assessments (e.g., mortality and expense fees, contractual administrative charges and similar fees).

If elected by the contract owner and after a stipulated waiting period from contract issuance, a GMIB guarantees a minimum lifetime annuity based on a specified rate of contract accumulation value growth and predetermined annuity purchase rates. The GMIB liability is determined each period by estimating the expected value of annuitization benefits in excess of the projected contract accumulation value at the date of annuitization and recognizing the excess over the estimated meaningful life based on expected assessments.

The embedded derivatives related to GMAB and the non-life contingent benefits associated with GMWB provisions are recorded at fair value. See Note 10 for information regarding the fair value measurement of embedded derivatives. The liability for the life contingent benefits associated with GMWB provisions is determined in the same way as the GMDB liability. The changes in both the fair values of the GMWB and GMAB embedded derivatives and the liability for life contingent benefits are reflected in benefits, claims, losses and settlement expenses.

Liabilities for fixed annuities in a benefit or payout status are based on future estimated payments using established industry mortality tables and interest rates, ranging from 4.6% to 9.5% at December 31, 2009, depending on year of issue, with an average rate of approximately 5.7%.

Life, Disability Income and Long Term Care Insurance
Future policy benefits and policy claims and other policyholders' funds related to life, DI and LTC insurance include liabilities for fixed account values on fixed and variable universal life policies, liabilities for unpaid amounts on reported claims, estimates of benefits payable on claims incurred but not yet reported and estimates of benefits that will become payable on term life, whole life, DI and LTC policies as claims are incurred in the future.

Liabilities for fixed account values on fixed and variable universal life insurance are equal to accumulation values. Accumulation values are the cumulative gross deposits and credited interest less various contractual expense and mortality charges and less amounts withdrawn by policyholders.

Liabilities for unpaid amounts on reported life insurance claims are equal to the death benefits payable under the policies. Liabilities for unpaid amounts on reported DI and LTC claims include any periodic or other benefit amounts due and accrued, along with estimates of the present value of obligations for continuing benefit payments. These amounts are calculated based on claim continuance tables which estimate the likelihood an individual will continue to be eligible for benefits. Present values are calculated at interest rates established when claims are incurred. Anticipated claim continuance rates are based on established industry tables, adjusted as appropriate for RiverSource Life of NY's experience. Interest rates used with DI claims ranged from 3.0% to 8.0% at December 31, 2009, with an average rate of 4.7%. Interest rates used with LTC claims ranged from 4.0% to 7.0% at December 31, 2009, with an average rate of 4.0%.

Liabilities for estimated benefits payable on claims that have been incurred but not yet reported are based on periodic analysis of the actual time lag between when a claim occurs and when it is reported.

Liabilities for estimates of benefits that will become payable on future claims on term life, whole life, DI and LTC policies are based on the net level premium method, using anticipated premium payments, mortality and morbidity rates, policy

                                                                            F-11

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RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


persistency and interest rates earned on assets supporting the liability. Anticipated mortality and morbidity rates are based on established industry mortality and morbidity tables, with modifications based on RiverSource Life of NY's experience. Anticipated premium payments and persistency rates vary by policy form, issue age, policy duration and certain other pricing factors. Anticipated interest rates for term and whole life ranged from 4.0% to 10.0% at December 31, 2009, depending on policy form, issue year and policy duration. Anticipated interest rates for DI vary by plan and were 7.5% and 6.0% at policy issue grading to 5.0% over five years and 4.5% over 20 years, respectively. Anticipated interest rates for LTC policy reserves can vary by plan and year and ranged from 5.8% to 7.0% at December 31, 2009.

Where applicable, benefit amounts expected to be recoverable from reinsurance companies who share in the risk are separately recorded as reinsurance recoverables.

SOURCES OF REVENUE
RiverSource Life of NY's principal sources of revenue include premium revenues, net investment income and policy and contract charges.

Premium Revenues
Premium revenues include premiums on traditional life, DI and LTC insurance products and immediate annuities with a life contingent feature. Premiums on traditional life and LTC insurance are net of reinsurance ceded and are recognized as revenue when due.

Net Investment Income
Net investment income primarily includes interest income on fixed maturity securities classified as Available-for-Sale, commercial mortgage loans and policy loans, cash equivalents and the changes in fair value of certain derivatives. Interest income is accrued as earned using the effective interest method, which makes an adjustment of the yield for security premiums and discounts on all performing fixed maturity securities classified as Available-for-Sale and commercial mortgage loans so that the related security or loan recognizes a constant rate of return on the outstanding balance throughout its term.

Policy and Contract Charges
Policy and contract charges include mortality and expense risk fees and certain charges assessed on annuities and fixed and variable universal life insurance, such as cost of insurance, net of reinsurance premiums for universal life insurance products, and administrative and surrender charges. Mortality and expense risk fees include risk, management and administration fees, which are generated directly and indirectly from RiverSource Life of NY's separate account assets. Cost of insurance charges on fixed and variable universal life insurance and contract charges and surrender charges on annuities and universal and variable universal life insurance are recognized as revenue when collected.

Net Realized Investment Gains (Losses)
Realized gains and losses on the sale of securities are recognized using the specific identification method, on a trade date basis, and charges for investments determined to be other-than-temporarily impaired and related to credit losses.

OTHER INSURANCE AND OPERATING EXPENSES
Other insurance and operating expenses primarily include expenses allocated to RiverSource Life of NY from Ameriprise Financial for RiverSource Life of NY's share of compensation, professional and consultant fees, and expenses associated with information technology and communications, facilities and equipment, advertising and promotion and legal and regulatory costs.

INCOME TAXES
As a result of the Separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life consolidated income tax return. RiverSource Life of NY provides for income taxes on a separate return basis, except that, under an agreement with RiverSource Life, a tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. Under the agreement, RiverSource Life will reimburse subsidiaries for all tax benefits. RiverSource Life of NY's provision for income taxes represents the net amount of income taxes that it expects to pay or to receive from RiverSource Life and various taxing jurisdictions in connection with its operations. RiverSource Life of NY provides for income taxes based on amounts that it believes it will ultimately owe taking into account the recognition and measurement for uncertain tax positions. Inherent in the provision for income taxes are estimates and judgments regarding the tax treatment of certain items.

In connection with the provision for income taxes, the financial statements reflect certain amounts related to deferred tax assets and liabilities, which result from temporary differences between the assets and liabilities measured for financial statement purposes versus the assets and liabilities measured for tax return purposes.


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--------------------------------------------------------------------------------

RiverSource Life of NY is required to establish a valuation allowance for any portion of its deferred tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination: (i) future taxable income exclusive of reversing temporary differences and carryforwards; (ii) future reversals of existing taxable temporary differences;
(iii) taxable income in prior carryback years; and (iv) tax planning strategies.

3. RECENT ACCOUNTING PRONOUNCEMENTS

ADOPTION OF NEW ACCOUNTING STANDARDS

Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)
In September 2009, the Financial Accounting Standards Board ("FASB") updated the accounting standards to allow for net asset value ("NAV") to be used as a practical expedient in estimating the fair value of alternative investments without readily determinable fair values. The standard also requires additional disclosure by major category of investment related to restrictions on the investor's ability to redeem the investment as of the measurement date, unfunded commitments and the investment strategies of the investees. The disclosures are required for all investments within the scope of the standard regardless of whether the fair value of the investment is measured using the NAV or another method. The standard is effective for interim and annual periods ending after December 15, 2009, with early adoption permitted. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Measuring Liabilities at Fair Value
In August 2009, the FASB updated the accounting standards to provide additional guidance on estimating the fair value of a liability. The standard is effective for the first reporting period, including interim periods, beginning after issuance. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

The Hierarchy of GAAP
In June 2009, the FASB established the FASB Accounting Standards Codification(TM) ("Codification") as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The Codification supersedes existing nongrandfathered, non-SEC accounting and reporting standards. The Codification did not change GAAP but rather organized it into a hierarchy where all guidance within the Codification carries an equal level of authority. The Codification became effective on July 1, 2009. The Codification did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Subsequent Events
In May 2009, the FASB updated the accounting standards on the recognition and disclosure of subsequent events. The standard also requires the disclosure of the date through which subsequent events were evaluated. The standard is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. The adoption did not have a material effect on RiverSource Life of NY's financial condition and results of operations.

Fair Value
In April 2009, the FASB updated the accounting standards to provide guidance on estimating the fair value of a financial asset or liability when the trade volume and level of activity for the asset or liability have significantly decreased relative to historical levels. The standard requires entities to disclose the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, debt and equity securities as defined by GAAP shall be disclosed by major category. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009, and is to be applied prospectively. RiverSource Life of NY adopted the standard during 2009 which did not have a material effect on its financial condition and results of operations.

In September 2006, the FASB updated the accounting standards to define fair value, establish a framework for measuring fair value and expand disclosures about fair value measurements. RiverSource Life of NY adopted the standard effective January 1, 2008 and recorded a cumulative effect reduction to the opening balance of retained earnings of $2.0 million, net of DAC and DSIC amortization and income taxes. This reduction to retained earnings was related to adjusting the fair value of certain derivatives RiverSource Life of NY uses to hedge its exposure to market risk related to certain variable annuity riders. Prior to January 1, 2008, RiverSource Life of NY recorded these derivatives in accordance with accounting guidance for derivative contracts held for trading purposes and contracts involved in energy trading and risk management activities. The new standard nullifies the previous guidance and requires these derivatives to be marked to the price RiverSource Life of NY would receive to sell the derivatives to a market participant (an exit price). The adoption of the standard also resulted in adjustments to the

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------


fair value of RiverSource Life of NY's embedded derivative liabilities associated with certain variable annuity riders. Since there is no market for these liabilities, RiverSource Life of NY considered the assumptions participants in a hypothetical market would make to determine an exit price. As a result, RiverSource Life of NY adjusted the valuation of these liabilities by updating certain policyholder assumptions, adding explicit margins to provide for profit, risk and expenses, and adjusting the rate used to discount expected cash flows to reflect a current market estimate of RiverSource Life of NY's risk of nonperformance specific to these liabilities. These adjustments resulted in an adoption impact of a $0.7 million increase in earnings, net of DAC and DSIC amortization and income taxes, at January 1, 2008. The nonperformance risk component of the adjustment is specific to the risk of RiverSource Life of NY not fulfilling these liabilities. As RiverSource Life of NY's estimate of this credit spread widens or tightens, the liability will decrease or increase.

Recognition and Presentation of Other-Than-Temporary Impairments
In April 2009, the FASB updated the accounting standards for the recognition and presentation of other-than-temporary impairments. The standard amends existing guidance on other-than-temporary impairments for debt securities and requires that the credit portion of other-than-temporary impairments be recorded in earnings and the noncredit portion of losses be recorded in other comprehensive income (loss) when the entity does not intend to sell the security and it is more likely than not that the entity will not be required to sell the security prior to recovery of its cost basis. The standard requires separate presentation of both the credit and noncredit portions of other-than-temporary impairments on the financial statements and additional disclosures. This standard is effective for interim and annual reporting periods ending after June 15, 2009, with early adoption permitted for periods ending after March 15, 2009. At the date of adoption, the portion of previously recognized other-than-temporary impairments that represent the noncredit related loss component shall be recognized as a cumulative effect of adoption with an adjustment to the opening balance of retained earnings and a corresponding adjustment to accumulated other comprehensive income (loss). RiverSource Life of NY adopted the standard in the first quarter of 2009 and recorded a cumulative effect increase to the opening balance of retained earnings of $0.7 million, net of DAC and DSIC amortization, certain benefit reserves and income taxes, and a corresponding increase to accumulated other comprehensive loss, net of impacts to DAC and DSIC amortization, certain benefit reserves and income taxes. See Note 4 for RiverSource Life of NY's required disclosures.

Disclosures about Derivative Instruments and Hedging Activities
In March 2008, the FASB updated the accounting standards for disclosures about derivative instruments and hedging activities. The standard intends to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures about their impact on an entity's financial position, financial performance and cash flows. The standard requires disclosures regarding the objectives for using derivative instruments, the fair value of derivative instruments and their related gains and losses, and the accounting for derivatives and related hedged items. The standard is effective for fiscal years and interim periods beginning after November 15, 2008, with early adoption permitted. RiverSource Life of NY applied the new disclosure requirements in 2009. See Note 14 for the required disclosures.

Noncontrolling Interests in Consolidated Financial Statements
In December 2007, the FASB updated the accounting standards for noncontrolling interests in consolidated financial statements to establish the accounting and reporting for ownership interest in subsidiaries not attributable, directly or indirectly, to a parent. The standard requires noncontrolling (minority) interests to be classified as equity (instead of as a liability) within the Balance Sheets, and net income (loss) attributable to both the parent and the noncontrolling interests to be disclosed on the face of the Statements of Income. The standard is effective for fiscal years beginning after December 15, 2008, and interim periods within those years with early adoption prohibited. The provisions of the standard are to be applied prospectively, except for the presentation and disclosure requirements, which are to be applied retrospectively to all periods presented. RiverSource Life of NY adopted the new standard as of January 1, 2009 and there was no impact on its financial condition and results of operations.

Uncertainty in Income Taxes
In June 2006, the FASB updated the accounting standards related to uncertainty in income taxes. The standard prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The standard also provides guidance on derecognition, classification, interest and penalties, accounting in interim periods, disclosure and transition. RiverSource Life of NY adopted the standard as of January 1, 2007. The effect of adopting the standard on RiverSource Life of NY's financial condition and results of operations was not material.

DAC Costs in Connection with Modifications or Exchanges of Insurance Contracts In September 2005, the accounting standards related to DAC in connection with modifications or exchanges of insurance contracts were updated. The standard provides clarifying guidance on accounting for DAC associated with an insurance or

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

annuity contract that is significantly modified or is internally replaced with another contract. Prior to adoption, RiverSource Life of NY accounted for many of these transactions as contract continuations and continued amortizing existing DAC against revenue for the new or modified contract. Effective January 1, 2007, RiverSource Life of NY adopted the standard resulting in these transactions being prospectively accounted for as contract terminations. Consistent with this, RiverSource Life of NY now anticipates these transactions in establishing amortization periods and other valuation assumptions. As a result of adopting the standard, RiverSource Life of NY recorded as a cumulative change in accounting principle $14.2 million, reducing DAC by $13.9 million, DSIC by $0.5 million and liabilities for future policy benefits by $0.2 million. The after-tax decrease to retained earnings for these changes was $9.2 million.

FUTURE ADOPTION OF NEW ACCOUNTING STANDARDS

Subsequent Events
In February 2010, the FASB amended the accounting standards related to the recognition and disclosure of subsequent events. The amendments remove the requirement to disclose the date through which subsequent events are evaluated for Securities and Exchange Commission filers. The standard is effective upon issuance and shall be applied prospectively. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Fair Value
In January 2010, the FASB updated the accounting standards related to disclosure about fair value measurements. The standard expands the current disclosure requirements to include additional detail about significant transfers between Levels 1 and 2 within the fair value hierarchy and presenting activity in the rollforward of Level 3 activity on a gross basis. The standard also clarifies existing disclosure requirements related to the level of disaggregation to be used for assets and liabilities as well as disclosures about the inputs and valuation techniques used to measure fair value. The standard is effective for interim and annual reporting periods beginning after December 15, 2009, except for the disclosure requirements related to the Level 3 rollforward, which are effective for interim and annual periods beginning after December 15, 2010. RiverSource Life of NY will adopt the standard in 2010, except for the additional disclosures related to the Level 3 rollforward, which RiverSource Life of NY will adopt in 2011. The adoption of the standard will not impact RiverSource Life of NY's financial condition and results of operations.

Consolidation of Variable Interest Entities
In June 2009, the FASB updated the accounting standards related to the consolidation of variable interest entities. The standard amends current consolidation guidance and requires additional disclosures about an enterprise's involvement in variable interest entities. The standard is effective for interim and annual reporting periods beginning after November 15, 2009, with early adoption prohibited. RiverSource Life of NY does not expect the adoption to have a material effect on its financial condition and results of operations.

4. INVESTMENTS

Available-for-Sale securities distributed by type were as follows:

                                                                          DECEMBER 31, 2009
                                                --------------------------------------------------------------------
                                                                  GROSS         GROSS
                                                  AMORTIZED    UNREALIZED    UNREALIZED       FAIR       NON-CREDIT
DESCRIPTION OF SECURITIES (IN THOUSANDS)            COST          GAINS        LOSSES         VALUE        OTTI(1)
--------------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                        $1,069,403      $61,621      $ (9,808)    $1,121,216       $ 238
Residential mortgage backed securities              255,998        8,231       (10,640)       253,589        (290)
Commercial mortgage backed securities               243,266        6,602        (2,619)       247,249          --
Asset backed securities                              72,131        2,630          (946)        73,815          --
State and municipal obligations                      58,253          966        (1,012)        58,207          --
U.S. government and agencies obligations             11,918          481            --         12,399          --
Foreign government bonds and obligations              4,095          479           (70)         4,504          --
--------------------------------------------------------------------------------------------------------------------
  Total                                          $1,715,064      $81,010      $(25,095)    $1,770,979       $ (52)
====================================================================================================================



(1) Represents the amount of other-than-temporary impairment losses in Accumulated Other Comprehensive Income, which starting January 1, 2009, were not included in earnings. Amount includes unrealized gains and losses on impaired securities subsequent to the impairment date. These amounts are included in gross unrealized gains and losses at December 31, 2009.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
                                                                         GROSS         GROSS
                                                         AMORTIZED    UNREALIZED    UNREALIZED       FAIR
DESCRIPTION OF SECURITIES (IN THOUSANDS)                   COST          GAINS        LOSSES         VALUE
-------------------------------------------------------------------------------------------------------------
Fixed maturities:
Corporate debt securities                               $  903,532      $5,892       $ (90,337)   $  819,087
Residential mortgage backed securities                     173,241       2,415         (16,497)      159,159
Commercial mortgage backed securities                      204,538         525         (22,766)      182,297
Asset backed securities                                     81,725         456          (3,898)       78,283
U.S. government and agencies obligations                    28,968         421              (6)       29,383
State and municipal obligations                              6,997           4            (198)        6,803
Foreign government bonds and obligations                     4,179         235            (401)        4,013
-------------------------------------------------------------------------------------------------------------
  Total                                                 $1,403,180      $9,948       $(134,103)   $1,279,025
=============================================================================================================



At December 31, 2009 and 2008, fixed maturity securities comprised approximately 89% and 84% respectively, of RiverSource Life of NY's total investments. These securities were rated by Moody's Investors Service ("Moody's"), Standard & Poor's Ratings Services ("S&P") and Fitch Ratings Ltd. ("Fitch"), except for approximately $58 million and $61 million of securities at December 31, 2009 and 2008, respectively, which were rated by RiverSource Investments, LLC's internal analysts using criteria similar to Moody's, S&P and Fitch. Ratings on fixed maturity securities are presented using the median of ratings from Moody's, S&P and Fitch. If only two of the ratings are available, the lower rating is used.

A summary of fixed maturity securities by rating was as follows:

                                                    DECEMBER 31, 2009                         DECEMBER 31, 2008
                                        ----------------------------------------------------------------------------------
                                                                     PERCENT OF                                PERCENT OF
RATINGS (IN THOUSANDS, EXCEPT             AMORTIZED       FAIR       TOTAL FAIR     AMORTIZED       FAIR       TOTAL FAIR
PERCENTAGES)                                COST          VALUE         VALUE         COST          VALUE         VALUE
--------------------------------------------------------------------------------------------------------------------------
AAA                                      $  521,778    $  534,990         30%      $  487,686    $  451,546         35%
AA                                           94,046        92,015          5           72,683        70,311          5
A                                           315,938       326,952         19          329,126       302,063         24
BBB                                         685,358       725,094         41          414,951       381,071         30
Below investment grade                       97,944        91,928          5           98,734        74,034          6
--------------------------------------------------------------------------------------------------------------------------
  Total fixed maturities                 $1,715,064    $1,770,979        100%      $1,403,180    $1,279,025        100%
==========================================================================================================================



At December 31, 2009 and 2008, approximately 26% and 27%, respectively, of the securities rated AAA were GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer were greater than 10% of shareholder's equity.

The following tables provide information about Available-for-Sale securities with gross unrealized losses and the length of time that individual securities have been in a continuous unrealized loss position:


                                                                DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 34         $ 80,012       $(1,759)        51         $ 88,633      $ (8,049)         85
Residential mortgage
  backed securities          11           84,372        (1,967)        14           34,229        (8,673)         25
Commercial mortgage
  backed securities           6           21,587          (342)         8           41,678        (2,277)         14
Asset backed
  securities                  1            1,488           (70)         3            5,465          (876)          4
State and municipal
  obligations                12           29,282        (1,012)        --               --            --          12
Foreign government
  bonds and
  obligations                --               --            --          1              382           (70)          1
------------------------------------------------------------------------------------------------------------------------
  Total                      64         $216,741       $(5,150)        77         $170,387      $(19,945)        141
========================================================================================================================

                             DECEMBER 31, 2009
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $168,645      $ (9,808)
Residential mortgage
  backed securities        118,601       (10,640)
Commercial mortgage
  backed securities         63,265        (2,619)
Asset backed
  securities                 6,953          (946)
State and municipal
  obligations               29,282        (1,012)
Foreign government
  bonds and
  obligations                  382           (70)
--------------------------------------------------
  Total                   $387,128      $(25,095)
==================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

                                                                DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   ------------------------------------------------------------------------------------------------
NUMBER OF SECURITIES)              LESS THAN 12 MONTHS                        12 MONTHS OR MORE                 TOTAL
------------------------------------------------------------------------------------------------------------------------
DESCRIPTION OF            NUMBER OF       FAIR       UNREALIZED     NUMBER OF       FAIR       UNREALIZED     NUMBER OF
SECURITIES:              SECURITIES       VALUE        LOSSES      SECURITIES       VALUE        LOSSES      SECURITIES
------------------------------------------------------------------------------------------------------------------------
Corporate debt
  securities                 173        $417,970      $(31,701)        139        $234,787      $(58,636)        312
Residential mortgage
  backed securities            7          34,300       (14,247)         13          22,173        (2,250)         20
Commercial mortgage
  backed securities            6          31,491        (1,839)         23         108,394       (20,927)         29
Asset backed
  securities                   4          33,937        (3,217)          2             880          (681)          6
U.S. government and
  agencies
  obligations                 --              --            --           1           2,127            (6)          1
State and municipal
  obligations                  1             961           (40)          1           3,841          (158)          2
Foreign government
  bonds and
  obligations                  7           1,460          (401)         --              --            --           7
------------------------------------------------------------------------------------------------------------------------
  Total                      198        $520,119      $(51,445)        179        $372,202      $(82,658)        377
========================================================================================================================

                             DECEMBER 31, 2008
(IN THOUSANDS, EXCEPT   --------------------------
NUMBER OF SECURITIES)              TOTAL
--------------------------------------------------
DESCRIPTION OF              FAIR       UNREALIZED
SECURITIES:                 VALUE        LOSSES
--------------------------------------------------
Corporate debt
  securities              $652,757      $ (90,337)
Residential mortgage
  backed securities         56,473        (16,497)
Commercial mortgage
  backed securities        139,885        (22,766)
Asset backed
  securities                34,817         (3,898)
U.S. government and
  agencies
  obligations                2,127             (6)
State and municipal
  obligations                4,802           (198)
Foreign government
  bonds and
  obligations                1,460           (401)
--------------------------------------------------
  Total                   $892,321      $(134,103)
==================================================



As part of RiverSource Life of NY's ongoing monitoring process, management determined that a majority of the gross unrealized losses on its Available-for-Sale securities are attributable to changes in credit spreads across sectors. The primary driver of lower unrealized losses in 2009 compared to 2008 was the tightening of credit spreads across sectors, partially offset by higher interest rates. In addition, a portion of the decrease in unrealized losses was offset by an increase due to the adoption of a new accounting standard effective January 1, 2009. RiverSource Life of NY recorded a cumulative effect increase to the amortized cost of previously other-than-temporarily impaired investments that increased the gross unrealized losses on Available-for-Sale securities by $1.3 million. This impact is due to the impairment of Available-for-Sale securities recognized in other comprehensive income (loss) previously recognized through earnings for factors other than credit.

The following table presents a rollforward of the cumulative amounts recognized in the Statements of Operations for other-than-temporary impairments related to credit losses on securities for which a portion of the securities' total other-than-temporary impairments was recognized in other comprehensive income (loss):

                                                                                    (IN
                                                                                THOUSANDS)
-------------------------------------------------------------------------------------------
Beginning balance of credit losses on securities held for which a portion of other-than-temporary impairment was recognized in other comprehensive
  income                                                                          $ 1,892
Additional amount related to credit losses for which an other-than-temporary
  impairment was not previously recognized                                            496
Reductions for securities sold during the period (realized)                        (1,355)
Additional increases to the amount related to credit losses for which an
  other-than-temporary impairment was previously recognized                           861
-------------------------------------------------------------------------------------------
Ending balance of credit losses on securities held as of December 31, 2009 for which a portion of other-than-temporary impairment was recognized in
  other comprehensive income                                                      $ 1,894
===========================================================================================



The change in net unrealized securities gains (losses) in other comprehensive income (loss) includes three components, net of tax: (i) unrealized gains (losses) that arose from changes in the market value of securities that were held during the period; (ii) (gains) losses that were previously unrealized but have been recognized in current period net income due to sales of Available-for-Sale securities; and (iii) other items primarily consisting of adjustments in asset and liability balances, such as DAC, DSIC, benefit reserves and reinsurance recoverables, to reflect the expected impact on their carrying values had the unrealized gains (losses) been realized as of the respective balance sheet dates. As a result of the adoption of a new accounting standard effective January 1, 2009, net unrealized investment gains (losses) arising during the period also includes other-than-temporary impairment losses on Available-for-Sale securities related to factors other than credit that were recognized in other comprehensive income (loss) during the period. Additionally, reclassification of (gains) losses included in net income contains noncredit other-than-temporary impairment losses that were previously unrealized but have been recognized in current period net income due to their reclassification as credit losses.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following table presents a rollforward of the net unrealized investment gains (losses) on Available-for-Sale securities included in accumulated other comprehensive income (loss):

                                                                                         ACCUMULATED
                                                                                            OTHER
                                                                                        COMPREHENSI-
                                                                                          VE INCOME
                                                                                           (LOSS)
                                                                                         RELATED TO
                                                                 NET                         NET
                                                             UNREALIZED                  UNREALIZED
                                                             INVESTMENT                  INVESTMENT
                                                                GAINS       DEFERRED        GAINS
(IN THOUSANDS)                                                (LOSSES)     INCOME TAX     (LOSSES)
----------------------------------------------------------------------------------------------------
Balance at January 1, 2007                                    $ (17,340)    $  6,069      $(11,271)
  Net unrealized investment gains arising during the
  period                                                          6,003       (2,101)        3,902
  Reclassification of gains included in net income               (5,051)       1,768        (3,283)
  Impact on DAC and DSIC                                            544         (191)          353
----------------------------------------------------------------------------------------------------
Balance at December 31, 2007                                  $ (15,844)    $  5,545      $(10,299)
  Net unrealized investment losses arising during the
  period                                                       (128,871)      45,105       (83,766)
  Reclassification of losses included in net income              24,112       (8,439)       15,673
  Impact on DAC, DSIC and benefit reserves                       22,688       (7,940)       14,748
----------------------------------------------------------------------------------------------------
Balance at December 31, 2008                                  $ (97,915)    $ 34,271      $(63,644)
  Cumulative effect of accounting change                         (1,149)(1)      402          (747)
  Net unrealized investment gains arising during the
  period                                                        184,164      (64,458)      119,706
  Reclassification of gains included in net income               (2,943)       1,030        (1,913)
  Impact on DAC, DSIC, benefit reserves and reinsurance
  recoverables                                                  (35,705)      12,528       (23,177)
----------------------------------------------------------------------------------------------------
Balance at December 31, 2009                                  $  46,452     $(16,227)     $ 30,225(2)
====================================================================================================



(1) Amount represents the cumulative effect of adopting a new accounting standard on January 1, 2009, net of DAC and DSIC amortization and certain benefit reserves. See Note 3 for additional information on the adoption impact.

(2) At December 31, 2009, Accumulated Other Comprehensive Income Related to Net Unrealized Investment Gains included $(28) thousand of noncredit related impairments on securities and net unrealized securities losses on previously impaired securities.

Net realized gains and losses on Available-for-Sale securities, determined using the specific identification method, recognized in net realized investment gains (losses) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Gross realized investment gains from sales                        $11,098      $    933       $ 6,409
Gross realized investment losses from sales                        (2,950)         (148)       (1,030)
Other-than-temporary impairments related to credit                 (5,205)      (24,898)         (326)


The $5.2 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2009 were related to credit losses on non-agency residential mortgage backed securities and corporate debt securities in the gaming industry and banking and finance industries. The $24.9 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2008 primarily related to credit losses on non-agency residential mortgage backed securities, corporate debt securities primarily in the financial services industry and asset backed and other securities. The $0.3 million of other-than-temporary impairments recognized in net realized investment gains (losses) in 2007 related to corporate debt securities in the publishing and home building industries.

Available-for-Sale securities by contractual maturity at December 31, 2009 were as follows:

                                                                         AMORTIZED       FAIR
(IN THOUSANDS)                                                             COST          VALUE
-------------------------------------------------------------------------------------------------
Due within one year                                                     $   54,722    $   55,413
Due after one year through five years                                      476,440       493,053
Due after five years through 10 years                                      389,918       406,516
Due after 10 years                                                         222,589       241,344
-------------------------------------------------------------------------------------------------
                                                                         1,143,669     1,196,326
Residential mortgage backed securities                                     255,998       253,589
Commercial mortgage backed securities                                      243,266       247,249
Asset backed securities                                                     72,131        73,815
-------------------------------------------------------------------------------------------------
Total                                                                   $1,715,064    $1,770,979
=================================================================================================



Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Residential mortgage backed securities, commercial mortgage backed securities and asset backed securities are not due at a single maturity date. As such, these securities were not included in the maturities distribution.

At both December 31, 2009 and 2008, bonds carried at $0.3 million were on deposit with various states as required by law.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Commercial Mortgage Loans, net
The following is a summary of commercial mortgage loans:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans                                                $186,074      $211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
Commercial mortgage loans, net                                           $183,986      $210,786
=================================================================================================



Commercial mortgage loans are first mortgages on real estate. RiverSource Life of NY holds the mortgage documents, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreements. It is RiverSource Life of NY's practice to limit commercial mortgage loan fundings to 80% or less of the market value of the real estate at the time of origination of the loan.

The balances of and changes in the allowance for loan losses were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $1,188        $1,188        $ 2,718
Provision for loan losses                                            900            --         (1,530)
Foreclosures, write-offs and loan sales                               --            --             --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $2,088        $1,188        $ 1,188
=======================================================================================================



Concentrations of credit risk of commercial mortgage loans by region were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. region:
  Atlantic                                                               $ 56,978      $ 66,425
  North Central                                                            41,956        48,748
  Mountain                                                                 28,399        32,696
  Pacific                                                                  25,553        29,605
  South Central                                                            16,634        17,205
  New England                                                              16,554        17,295
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Concentrations of credit risk of commercial mortgage loans by property type were as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Commercial mortgage loans by U.S. property type:
  Industrial buildings                                                   $ 50,019      $ 52,424
  Shopping centers and retail                                              49,460        56,107
  Office buildings                                                         42,406        46,632
  Apartments                                                               24,964        31,102
  Medical buildings                                                         9,284        11,120
  Hotels and motels                                                         4,512         4,737
  Mixed use                                                                 3,172         4,247
  Other                                                                     2,257         5,605
-------------------------------------------------------------------------------------------------
                                                                          186,074       211,974
Less: allowance for loan losses                                            (2,088)       (1,188)
-------------------------------------------------------------------------------------------------
  Total                                                                  $183,986      $210,786
=================================================================================================



Commitments to fund commercial mortgages were made in the ordinary course of business. There were no outstanding commercial mortgage loan funding commitments at December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Sources of Investment Income and Net Realized Investment Gains (Losses) Net investment income is summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Income on fixed maturities                                       $ 91,198       $76,456      $ 84,542
Income on commercial mortgage loans                                11,716        12,990        14,564
Trading securities                                                  3,056         6,371        11,403
-------------------------------------------------------------------------------------------------------
                                                                  105,970        95,817       110,509
Less: investment expenses                                           2,891         1,396         1,319
-------------------------------------------------------------------------------------------------------
  Total                                                          $103,079       $94,421      $109,190
=======================================================================================================



Net realized investment gains (losses) are summarized as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Fixed maturities                                                  $2,943       $(24,113)      $5,053
Commercial mortgage loans                                           (900)            --        1,530
Cash equivalents                                                       2             (4)          --
-------------------------------------------------------------------------------------------------------
  Total                                                           $2,045       $(24,117)      $6,583
=======================================================================================================



5. DEFERRED ACQUISITION COSTS AND DEFERRED SALES INDUCEMENT COSTS

During the third quarter of 2009, 2008 and 2007, RiverSource Life of NY completed the annual detailed review of valuation assumptions of its products. In addition, during the third quarter of 2008, RiverSource Life of NY converted to a new industry standard valuation system that provides enhanced modeling capabilities.

The total pretax impacts on RiverSource Life of NY's revenues and expenses attributable to the review of the valuation assumptions for the years ended December 31, 2009, 2008 and 2007 and the valuation system conversion for the year ended December 31, 2008 were as follows:

                                                                      BENEFITS,                     OTHER
                                                                       CLAIMS,                    INSURANCE
                                                       POLICY AND    LOSSES AND                      AND
PRETAX BENEFIT (CHARGE)                                 CONTRACT     SETTLEMENT   AMORTIZATION    OPERATING
(IN THOUSANDS)                            PREMIUMS       CHARGES      EXPENSES       OF DAC       EXPENSES        TOTAL
--------------------------------------------------------------------------------------------------------------------------
2009 period                                 $ --         $(2,300)      $3,400        $ 9,600       $    --       $10,700
2008 period                                  100           3,100        2,900         (3,000)       (1,700)        1,400
2007 period                                   --            (200)        (900)        (2,600)           --        (3,700)


The balances of and changes in DAC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                             $236,619      $228,826      $236,165
Cumulative effect of accounting change                                 --         1,970       (13,939)
Capitalization of acquisition costs                                27,171        28,583        34,159
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                            (21,550)      (38,554)      (25,438)
Amortization, impact of valuation assumptions review and
valuation system conversion                                         9,600        (3,000)       (2,600)
Impact of change in net unrealized securities losses (gains)      (29,898)       18,794           479
-------------------------------------------------------------------------------------------------------
Balance at December 31                                           $221,942      $236,619      $228,826
=======================================================================================================



The balances of and changes in DSIC were as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at January 1                                              $23,808       $19,447       $15,658
Cumulative effect of accounting change                                 --           553          (496)
Capitalization of sales inducements costs                           5,305         4,802         6,266
Amortization, excluding impacts of valuation assumptions
review and valuation system conversion                             (3,441)       (2,691)       (2,046)
Amortization, impact of valuation assumptions review and
valuation system conversion                                           400           100            --
Impact of change in net unrealized securities losses (gains)       (3,153)        1,597            65
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $22,919       $23,808       $19,447
=======================================================================================================



RiverSource Life of NY adopted a new accounting standard on the recognition and presentation of other-than-temporary impairments in 2009. The adoption had no net impact to DAC and DSIC.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Effective January 1, 2008, RiverSource Life of NY adopted a new accounting standard on fair value measurements and recorded as a cumulative change in accounting principle a pretax increase of $2.0 million and $0.6 million to DAC and DSIC, respectively. See Note 3 for additional information regarding RiverSource Life of NY's adoption of fair value accounting standards.

Effective January 1, 2007, RiverSource Life of NY adopted a new accounting standard related to DAC in connection with modifications or exchanges of insurance contracts and recorded as a cumulative change in accounting principle a pretax reduction of $13.9 million and $0.5 million to DAC and DSIC, respectively.

6. REINSURANCE

Generally, RiverSource Life of NY reinsures 90% of the death benefit liability related to individual fixed and variable universal life and term life insurance products. As a result, RiverSource Life of NY typically retains and is at risk for, at most, 10% of each policy's death benefit from the first dollar of coverage for new sales of these policies, subject to the reinsurers fulfilling their obligations. RiverSource Life of NY began reinsuring risks at this level during 2002 for term life insurance and 2003 for individual fixed and variable universal life insurance. Policies issued prior to these dates are not subject to these same reinsurance levels. Generally, the maximum amount of life insurance risk retained by RiverSource Life of NY is $1.5 million (increased from $750,000 during 2008) on a single life and $1.5 million on any flexible premium survivorship life policy. Risk on fixed and variable universal life policies is reinsured on a yearly renewable term basis. Risk on most term life policies starting in 2002 is reinsured on a coinsurance basis, a type of reinsurance in which the reinsurer participates proportionally in all material risks and premiums associated with a policy.

For existing LTC policies, RiverSource Life of NY, for 1996 and later issues, retained 50% of the risk and ceded the remaining 50% of the risk on a coinsurance basis to a subsidiary of Genworth Financial, Inc. ("Genworth").

In addition, RiverSource Life of NY assumes life insurance risk under a reinsurance arrangement with an unaffiliated insurance company.

RiverSource Life of NY retains all risk for new claims on DI contracts. Risk is currently managed by limiting the amount of DI written on any one individual. RiverSource Life of NY also retains all risk on accidental death benefit claims and substantially all risk associated with waiver of premium provisions.

At December 31, 2009 and 2008, traditional life and universal life insurance in force aggregated $10.9 billion and $10.8 billion, respectively, of which $6.5 billion and $6.2 billion were reinsured at the respective year ends. Life insurance in force is reported on a statutory basis. RiverSource Life of NY also reinsures a portion of the risks assumed under its LTC policies.

The effect of reinsurance on premiums was as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Direct premiums                                                  $ 38,822      $ 36,652       $34,062
Reinsurance ceded                                                 (13,758)      (10,589)       (9,446)
-------------------------------------------------------------------------------------------------------
Net premiums                                                     $ 25,064      $ 26,063       $24,616
=======================================================================================================



Policy and contract charges are presented on the Statements of Operations net of $2.9 million, $2.9 million and $3.5 million of reinsurance ceded for the years ended December 31, 2009, 2008 and 2007, respectively.

Reinsurance recovered from reinsurers was $4.5 million, $4.1 million and $2.7 million for the years ended December 31, 2009, 2008 and 2007, respectively. Reinsurance contracts do not relieve RiverSource Life of NY from its primary obligation to policyholders.

Included in reinsurance recoverables is approximately $52.3 million and $47.9 million related to LTC risk ceded to Genworth as of December 31, 2009 and 2008, respectively. Future policy benefits include $4.8 million and $5.4 million related to an assumed reinsurance arrangement as of December 31, 2009 and 2008, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

7. FUTURE POLICY BENEFITS, POLICY CLAIMS AND OTHER POLICYHOLDERS' FUNDS AND SEPARATE ACCOUNT LIABILITIES

Future policy benefits and policy claims and other policyholders' funds consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Fixed annuities                                                         $1,182,426    $1,056,580
Variable annuities fixed sub-accounts                                      310,603       293,301
Variable annuity GMWB                                                        9,188        75,843
Variable annuity GMAB                                                        4,374        18,796
Other variable annuity guarantees                                              709         2,891
-------------------------------------------------------------------------------------------------
  Total annuities                                                        1,507,300     1,447,411
VUL/UL insurance                                                           158,788       151,359
Other life, DI and LTC insurance                                           250,777       236,088
-------------------------------------------------------------------------------------------------
  Total future policy benefits                                           1,916,865     1,834,858
Policy claims and other policyholders' funds                                 6,899         8,340
-------------------------------------------------------------------------------------------------
  Total future policy benefits and policy claims and other
  policyholders' funds                                                  $1,923,764    $1,843,198
=================================================================================================



Separate account liabilities consisted of the following:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Variable annuity variable sub-accounts                                  $2,622,191    $2,015,275
VUL insurance variable sub-accounts                                        297,602       231,899
Other insurance variable sub-accounts                                        1,000           847
-------------------------------------------------------------------------------------------------
  Total separate account liabilities                                    $2,920,793    $2,248,021
=================================================================================================



Fixed Annuities
Fixed annuities include both deferred and payout contracts. Deferred contracts offer a guaranteed minimum rate of interest and security of the principal invested. Payout contracts guarantee a fixed income payment for life or the term of the contract. RiverSource Life of NY generally invests the proceeds from the annuity payments in fixed rate securities.

Variable Annuities
Purchasers of variable annuities can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for variable annuity contracts are held in separate accounts where the assets are held for the exclusive benefit of those contractholders.

Most of the variable annuity contracts issued by RiverSource Life of NY contain one or more guaranteed benefits, including GMWB, GMAB, GMDB and GGU provisions. RiverSource Life of NY previously offered contracts with GMIB provisions. See
Note 2 and Note 8 for additional information regarding RiverSource Life of NY's variable annuity guarantees. RiverSource Life of NY does not currently hedge its risk under the GMDB, GGU and GMIB provisions. The total value of variable annuity contracts with GMWB riders increased from $676.5 million at December 31, 2008 to $1.0 billion at December 31, 2009. The total value of variable annuity contracts with GMAB riders increased from $104.2 million at December 31, 2008 to $165.5 million at December 31, 2009. See Note 14 for additional information regarding derivative instruments used to hedge risks related to GMWB and GMAB provisions.

Insurance Liabilities
VUL/UL is the largest group of insurance policies written by RiverSource Life of NY. Premium on UL is invested in a fixed account, while purchasers of VUL can select from a variety of investment options and can elect to allocate a portion to a fixed account. A vast majority of the premiums received for VUL contracts are held in separate accounts where the assets are held for the exclusive benefit of those policyholders. RiverSource Life of NY also offers term insurance as well as disability products. RiverSource Life of NY no longer offers LTC products but has in force policies from prior years. Insurance liabilities include accumulation values, unpaid reported claims, incurred but not reported claims and obligations for anticipated future claims.

8. VARIABLE ANNUITY AND INSURANCE GUARANTEES

The majority of the variable annuity contracts offered by RiverSource Life of NY contain GMDB provisions. In addition, RiverSource Life of NY offers contracts with GMWB and GMAB provisions. RiverSource Life previously offered contracts containing GMIB provisions and variable annuities with death benefit provisions that gross up the amount payable by a certain percentage of contract earnings, which are referred to as GGU benefits. See Note 2 and Note 7 for additional information regarding the liabilities related to variable annuity guarantees.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The GMDB provisions provide a specified minimum return upon death of the contractholder. The death benefit payable is the greater of (i) the contract value less any purchase payment credits subject to recapture less a pro-rata portion of any rider fees or (ii) the GMDB provisions specified in the contract. RiverSource Life of NY has three primary GMDB provisions:

- Return of premium -- provides purchase payments minus adjusted partial surrenders.

- Reset -- provides that the value resets to the account value every sixth contract anniversary minus adjusted partial surrenders. This provision is often provided in combination with the return of premium provision. This provision is no longer offered.

- Ratchet -- provides that the value ratchets up to the maximum account value at specified anniversary intervals, plus subsequent purchase payments, less adjusted partial surrenders.

The variable annuity contracts with GMWB riders typically have account values that are based on an underlying portfolio of mutual funds, the values of which fluctuate based on equity market performance. At issue, the guaranteed amount is equal to the amount deposited but the guarantee may be increased annually to the account value (a "step-up") in the case of favorable market performance.

RiverSource Life of NY has GMWB riders in force with the following provisions:

- withdrawals at a specified rate per year until the amount withdrawn is equal to the guaranteed amount.

- withdrawals at a specified rate per year for the life of the contractholder or for joint contractholders while either is alive ("GMWB for life"). Some policies require that once withdrawals begin, the contractholder's funds are moved to one of three less aggressive asset allocation models (of the five that are available prior to withdrawal).

Variable annuity contractholders age 79 or younger at contract issue can also obtain a principal-back guarantee by purchasing the optional GMAB rider for an additional charge. The GMAB rider guarantees that, regardless of market performance at the end of the 10-year waiting period, the contract value will be no less than the original investment or 80% of the highest anniversary value, adjusted for withdrawals. If the contract value is less than the guarantee at the end of the 10 year period, a lump sum will be added to the contract value to make the contract value equal to the guarantee value.

Certain UL contracts offered by RiverSource Life of NY provide secondary guarantee benefits. The secondary guarantee ensures that, subject to specified conditions, the policy will not terminate and will continue to provide a death benefit even if there is insufficient policy value to cover the monthly deductions and charges.

The following table provides information related to variable annuity guarantees for which RiverSource Life of NY has established additional liabilities:

                                                        DECEMBER 31, 2009                            DECEMBER 31, 2008
                                    ---------------------------------------------------------------------------------------
                                                     CONTRACT                                                    CONTRACT
VARIABLE ANNUITY GUARANTEES BY          TOTAL        VALUE IN          NET         WEIGHTED         TOTAL        VALUE IN
BENEFIT TYPE(1)                       CONTRACT       SEPARATE        AMOUNT         AVERAGE       CONTRACT       SEPARATE
(IN THOUSANDS, EXCEPT AGE)              VALUE        ACCOUNTS      AT RISK(2)    ATTAINED AGE       VALUE        ACCOUNTS
---------------------------------------------------------------------------------------------------------------------------
GMDB:
  Return of premium                  $1,517,377     $1,408,297      $ 45,453          61         $1,066,416     $  981,665
  Six-year reset                        827,758        663,365        47,812          61            799,245        623,034
  One-year ratchet                      378,416        351,457        39,435          62            288,479        262,310
  Five-year ratchet                     151,102        142,857         6,972          60            109,258        103,010
  Other                                   2,409          2,223           168          67              2,371          2,134
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMDB                    $2,877,062     $2,568,199      $139,840          61         $2,265,769     $1,972,153
===========================================================================================================================
GGU DEATH BENEFIT                    $      121     $      107      $     --          50         $       79     $       78
===========================================================================================================================
GMIB                                 $   25,245     $   23,555      $  4,701          62         $   21,731     $   19,088
===========================================================================================================================
GMWB:
  GMWB                               $  240,069     $  231,008      $ 23,872          63         $  199,351     $  192,206
  GMWB for life                         788,150        749,101        39,985          63            477,102        452,793
---------------------------------------------------------------------------------------------------------------------------
    Total -- GMWB                    $1,028,219     $  980,109      $ 63,857          63         $  676,453     $  644,999
===========================================================================================================================
GMAB                                 $  165,452     $  160,259      $  7,419          55         $  104,241     $  100,820
===========================================================================================================================

                                         DECEMBER 31, 2008
                                    ---------------------------
                                                     WEIGHTED
VARIABLE ANNUITY GUARANTEES BY           NET          AVERAGE
BENEFIT TYPE(1)                        AMOUNT        ATTAINED
(IN THOUSANDS, EXCEPT AGE)           AT RISK(2)         AGE
---------------------------------------------------------------
GMDB:
  Return of premium                   $242,846          61
  Six-year reset                       160,868          61
  One-year ratchet                     104,321          61
  Five-year ratchet                     29,024          60
  Other                                    447          66
---------------------------------------------------------------
    Total -- GMDB                     $537,506          61
===============================================================
GGU DEATH BENEFIT                     $     --          49
===============================================================
GMIB                                  $  8,721          62
===============================================================
GMWB:
  GMWB                                $ 71,371          62
  GMWB for life                        139,641          62
---------------------------------------------------------------
    Total -- GMWB                     $211,012          62
===============================================================
GMAB                                  $ 30,767          55
===============================================================



(1) Individual variable annuity contracts may have more than one guarantee and therefore may be included in more than one benefit type. Variable annuity contracts for which the death benefit equals the account value are not shown in this table.

(2) Represents the current guaranteed benefit amount in excess of the current contract value. GMIB, GMWB and GMAB benefits are subject to waiting periods and payment periods specified in the contract.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Changes in additional liabilities were as follows:

(IN THOUSANDS)                                   GMDB & GGU       GMIB          GMWB          GMAB           UL
--------------------------------------------------------------------------------------------------------------------
Liability balance at January 1, 2008               $ 1,152        $ 26        $  6,308      $  1,651       $  429
Incurred claims                                        156         278          69,535        17,145          516
Paid claims                                          1,180          99              --            --           (2)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2008               2,488         403          75,843        18,796          943
Incurred claims                                       (107)        (19)        (66,655)      (14,422)         719
Paid claims                                         (2,056)         --              --            --         (431)
--------------------------------------------------------------------------------------------------------------------
Liability balance at December 31, 2009             $   325        $384        $  9,188      $  4,374       $1,231
====================================================================================================================



The liabilities for guaranteed benefits are supported by general account assets.

The following table summarizes the distribution of separate account balances by asset type for variable annuity contracts providing guaranteed benefits:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Mutual funds:
  Equity                                                                $1,565,000    $1,164,193
  Bond                                                                     892,000       660,964
  Other                                                                    156,000       183,181
-------------------------------------------------------------------------------------------------
Total mutual funds                                                      $2,613,000    $2,008,338
=================================================================================================



No gains or losses were recognized on assets transferred to separate accounts for the periods presented.

9. LINES OF CREDIT

RiverSource Life of NY has available a committed line of credit with Ameriprise Financial aggregating the lesser of $25 million or 5% of RiverSource Life of NY's statutory admitted assets as of the prior year end. The interest rate for any borrowings is established by reference to LIBOR. This line of credit is renewed annually on August 1st with Ameriprise Financial and filed with the New York State Insurance Department. There were no amounts outstanding on this line of credit at December 31, 2009 and 2008.

10. FAIR VALUES OF ASSETS AND LIABILITIES

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date; that is, an exit price. The exit price assumes the asset or liability is not exchanged subject to a forced liquidation or distressed sale.

VALUATION HIERARCHY
RiverSource Life of NY categorizes its fair value measurements according to a three-level hierarchy. The hierarchy prioritizes the inputs used by RiverSource Life of NY's valuation techniques. A level is assigned to each fair value measurement based on the lowest level input that is significant to the fair value measurement in its entirety. The three levels of the fair value hierarchy are defined as follows:

Level 1 Unadjusted quoted prices for identical assets or liabilities in active markets that are accessible at the measurement date.

Level 2 Prices or valuations based on observable inputs other than quoted prices in active markets for identical assets and liabilities.

Level 3 Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

DETERMINATION OF FAIR VALUE
RiverSource Life of NY uses valuation techniques consistent with the market and income approaches to measure the fair value of its assets and liabilities. RiverSource Life of NY's market approach uses prices and other relevant information generated by market transactions involving identical or comparable assets or liabilities. RiverSource Life of NY's income approach uses valuation techniques to convert future projected cash flows to a single discounted present value amount. When applying either approach, RiverSource Life of NY maximizes the use of observable inputs and minimizes the use of unobservable inputs.

The following is a description of the valuation techniques used to measure fair value and the general classification of these instruments pursuant to the fair value hierarchy.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

ASSETS

Cash Equivalents
Cash equivalents include highly liquid investments with original maturities of 90 days or less. Actively traded money market funds are measured at their NAV and classified as Level 1. RiverSource Life of NY's remaining cash equivalents are classified as Level 2 and measured at amortized cost, which is a reasonable estimate of fair value because of the short time between the purchase of the instrument and its expected realization.

Available-for-Sale Securities
When available, the fair value of securities is based on quoted prices in active markets. If quoted prices are not available, fair values are obtained from nationally-recognized pricing services, broker quotes or other model-based valuation techniques such as the present value of cash flows. Level 1 securities include U.S. Treasuries. Level 2 securities include corporate and municipal bonds, agency mortgage backed securities, commercial mortgage backed securities, asset backed securities and U.S. and foreign government and agency securities. Level 3 securities include corporate bonds, non-agency residential mortgage backed securities, commercial mortgage backed securities and asset backed securities.

Through RiverSource Life of NY's own experience transacting in the marketplace and through discussions with its pricing vendors, RiverSource Life of NY believes that the market for non-agency residential mortgage backed securities is inactive. Indicators of inactive markets include pricing services' reliance on brokers or discounted cash flow analyses to provide prices, an increase in the disparity between prices provided by different pricing services for the same security, unreasonably large bid-offer spreads and a significant decrease in the volume of trades relative to historical levels. In certain cases, this market inactivity has resulted in RiverSource Life of NY applying valuation techniques that rely more on an income approach (discounted cash flows using market rates) than on a market approach (prices from pricing services). RiverSource Life of NY considers market observable yields for other asset classes it considers to be of similar risk, which includes nonperformance and liquidity for individual securities, to set the discount rate for applying the income approach to certain non-agency residential mortgage backed securities.

Separate Account Assets
The fair value of assets held by separate accounts is determined by the NAV of the funds in which those separate accounts are invested. The NAV represents the exit price for the separate account. Separate account assets are classified as Level 2 as they are traded in principal-to-principal markets with little publicly released pricing information.

Derivatives
The fair value of derivatives that are traded in certain over-the-counter markets are generally measured using pricing models with market observable inputs such as interest rates and equity index levels. These measurements are classified as Level 2 within the fair value hierarchy and include interest rate swaps and options. Derivatives that are valued using pricing models that have significant unobservable inputs are classified as Level 3 measurements. Structured derivatives that were used by RiverSource Life of NY to hedge its exposure to market risk related to certain variable annuity riders were also classified as Level 3. RiverSource Life of NY settled these derivatives in 2008 and has not entered into any additional structured derivatives since then.

LIABILITIES

Embedded Derivatives

VARIABLE ANNUITY RIDERS -- GMAB AND GMWB
RiverSource Life of NY values the embedded derivative liability attributable to the provisions of certain variable annuity riders using internal valuation models. These models calculate fair value by discounting expected cash flows from benefits plus margins for profit, risk and expenses less embedded derivative fees. The projected cash flows used by these models include observable capital market assumptions and incorporate significant unobservable inputs related to contractholder behavior assumptions and margins for risk, profit and expenses that RiverSource Life of NY believes an exit market participant would expect. The fair value of these embedded derivatives also reflects a current estimate of RiverSource Life of NY's nonperformance risk specific to these liabilities. Given the significant unobservable inputs to this valuation, these measurements are classified as Level 3. The embedded derivative liability attributable to these provisions is recorded in future policy benefits.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables present the balances of assets and liabilities measured at fair value on a recurring basis:

                                                                          DECEMBER 31, 2009
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $1,053,391     $ 67,825     $1,121,216
       Residential mortgage backed securities                 --         131,661      121,928        253,589
       Commercial mortgage backed securities                  --         247,107          142        247,249
       Asset backed securities                                --          58,159       15,656         73,815
       State and municipal obligations                        --          58,207           --         58,207
       U.S. government and agencies obligations            1,410          10,989           --         12,399
       Foreign government bonds and obligations               --           4,504           --          4,504
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,410       1,564,018      205,551      1,770,979
  Trading securities                                         113              --           --            113
  Cash equivalents                                             6          89,496           --         89,502
  Other assets                                                --          14,433          137         14,570
  Separate account assets                                     --       2,920,793           --      2,920,793
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $1,529      $4,588,740     $205,688     $4,795,957
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 13,413     $   13,413
  Other liabilities                                           --          12,404           --         12,404
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $   12,404     $ 13,413     $   25,817
=============================================================================================================




                                                                          DECEMBER 31, 2008
                                                       ------------------------------------------------------
(IN THOUSANDS)                                            LEVEL 1       LEVEL 2       LEVEL 3        TOTAL
-------------------------------------------------------------------------------------------------------------
Assets
  Available-for-Sale securities:
     Fixed maturities:
       Corporate debt securities                          $   --      $  749,103     $ 69,984     $  819,087
       Residential mortgage backed securities                 --         115,911       43,248        159,159
       Commercial mortgage backed securities                  --         182,125          172        182,297
       Asset backed securities                                --          68,939        9,344         78,283
       U.S. government and agencies obligations            1,704          27,679           --         29,383
       State and municipal obligations                        --           6,803           --          6,803
       Foreign government bonds and obligations               --           4,013           --          4,013
-------------------------------------------------------------------------------------------------------------
     Total Available-for-Sale securities: Fixed
     maturities                                            1,704       1,154,573      122,748      1,279,025
  Trading securities                                          87              --           --             87
  Cash equivalents                                         3,800         192,086           --        195,886
  Other assets                                                --          51,345          137         51,482
  Separate account assets                                     --       2,248,021           --      2,248,021
-------------------------------------------------------------------------------------------------------------
Total assets at fair value                                $5,591      $3,646,025     $122,885     $3,774,501
=============================================================================================================

Liabilities
  Future policy benefits                                  $   --      $       --     $ 94,465     $   94,465
  Other liabilities                                           --           5,751           --          5,751
-------------------------------------------------------------------------------------------------------------
Total liabilities at fair value                           $   --      $    5,751     $ 94,465     $  100,216
=============================================================================================================


RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The following tables provide a summary of changes in Level 3 assets and liabilities measured at fair value on a recurring basis:

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2009         INCOME        INCOME          NET         LEVEL 3        2009
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 69,984       $    59       $12,498       $(5,110)      $(9,606)     $ 67,825
     Residential mortgage backed
     securities                             43,248         3,056        12,141        63,483            --       121,928
     Commercial mortgage backed
     securities                                172             1             5           (36)           --           142
     Asset backed securities                 9,344           158         1,104         5,050            --        15,656
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         122,748         3,274(1)     25,748        63,387        (9,606)(3)   205,551

Other assets                                   137            --            --            --            --           137
Future policy benefits                     (94,465)       85,137(2)         --        (4,085)           --       (13,413)


(1) Represents a $0.7 million loss included in net realized investment gains (losses) and a $4.0 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents securities with a fair value of $9.6 million that were transferred to Level 2 as the fair value of the securities is now obtained from a nationally-recognized pricing service.

                                                              TOTAL GAINS
                                                         (LOSSES) INCLUDED IN      PURCHASES,
                                                      --------------------------     SALES,
                                                                        OTHER       ISSUANCES
                                          BALANCE,                  COMPREHENSI-       AND        TRANSFERS     BALANCE,
                                         JANUARY 1,        NET           VE       SETTLEMENTS,   IN/(OUT) OF  DECEMBER 31,
(IN THOUSANDS)                              2008          LOSS          LOSS           NET         LEVEL 3        2008
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Corporate debt securities            $ 86,472      $ (2,000)     $ (9,851)     $ (4,637)      $    --      $ 69,984
     Residential mortgage backed
     securities                             12,226        (1,652)      (16,146)       36,958        11,862        43,248
     Commercial mortgage backed
     securities                                275             2            (6)          (99)           --           172
     Asset backed securities                 1,531           529        (1,812)        9,096            --         9,344
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                         100,504        (3,121)(1)   (27,815)       41,318        11,862(3)    122,748

Other assets                                15,054           895(2)         --       (15,812)           --           137
Future policy benefits                      (6,157)      (84,958)(2)        --        (3,350)           --       (94,465)


(1) Represents a $3.9 million loss included in net realized investment gains (losses) and a $0.8 million gain included in net investment income in the Statements of Operations.

(2) Included in benefits, claims, losses and settlement expenses in the Statements of Operations.

(3) Represents prime non-agency residential mortgage backed securities previously classified as Level 2 for which management believes the market for these prime quality assets is now inactive.

The following table presents the changes in unrealized gains (losses) included in net income related to Level 3 assets and liabilities held at December 31 for the year then ended:


                                                          2009                                      2008
                                        ----------------------------------------------------------------------------------
                                                           NET        BENEFITS,                      NET        BENEFITS,
                                                        REALIZED       CLAIMS,                    REALIZED       CLAIMS,
                                             NET       INVESTMENT    LOSSES AND        NET       INVESTMENT    LOSSES AND
                                         INVESTMENT       GAINS      SETTLEMENT    INVESTMENT       GAINS      SETTLEMENT
(IN THOUSANDS)                             INCOME       (LOSSES)      EXPENSES       INCOME       (LOSSES)      EXPENSES
--------------------------------------------------------------------------------------------------------------------------
Available-for-Sale securities:
  Fixed maturities
     Residential mortgage backed
       securities                          $3,822         $(860)       $    --        $294         $(1,946)     $     --
     Commercial mortgage backed
       securities                              --            --                          2              --            --
     Asset backed securities                  158            --             --         529              --            --
--------------------------------------------------------------------------------------------------------------------------
Total Available-for-Sale securities:
  Fixed maturities                          3,980          (860)            --         825          (1,946)           --

Future policy benefits                         --            --         83,715          --              --       (84,618)

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

During the reporting period, there were no material assets or liabilities measured at fair value on a nonrecurring basis.

The following table provides the carrying values and the estimated fair values of financial instruments that are not reported at fair value. All other financial instruments that are reported at fair value have been included above in the table with balances of assets and liabilities measured at fair value on a recurring basis.

                                                                            DECEMBER 31,
                                                       ------------------------------------------------------
                                                                  2009                        2008
-------------------------------------------------------------------------------------------------------------
                                                         CARRYING        FAIR        CARRYING        FAIR
(IN THOUSANDS)                                             VALUE         VALUE         VALUE         VALUE
-------------------------------------------------------------------------------------------------------------
FINANCIAL ASSETS
  Commercial mortgage loans, net                        $  183,986    $  182,954     $210,786      $192,896
  Policy loans                                              35,748        39,101       36,226        39,059
  Restricted cash                                            8,400         8,400           --            --

FINANCIAL LIABILITIES
  Future policy benefits                                $1,094,435    $1,111,583     $968,966      $915,297
  Separate account liabilities                               6,517         6,517        6,182         6,182


Commercial mortgage loans, net
The fair value of commercial mortgage loans, except those with significant credit deterioration, is determined by discounting contractual cash flows using discount rates that reflect current pricing for loans with similar remaining maturities and characteristics including loan-to-value ratio, occupancy rate, refinance risk, debt-service coverage, location, and property condition. For commercial mortgage loans with significant credit deterioration, fair value is determined using the same adjustments as above with an additional adjustment for RiverSource Life of NY's estimate of the amount recoverable on the loan.

Policy loans
The fair value of policy loans is determined using discounted cash flows.

Restricted cash
Restricted cash is generally set aside for specific business transactions and restrictions specific to RiverSource Life of NY and does not transfer to third party market participants, therefore, the carrying value amount is a reasonable estimate of fair value.

Future policy benefits
The fair value of fixed annuities, in deferral status, is determined by discounting cash flows using a risk neutral discount rate with adjustments for profit margin, expense margin, early policy surrender behavior, a provision for adverse deviation from estimated early policy surrender behavior and RiverSource Life of NY's nonperformance risk specific to these liabilities. The fair value of other liabilities including non-life contingent fixed annuities in payout status and the fixed portion of a small number of variable annuity contracts classified as investment contracts is determined in a similar manner.

Separate account liabilities
Certain separate account liabilities are classified as investment contracts and are carried at an amount equal to the related separate account assets. Carrying value is a reasonable estimate of the fair value as it represents the exit value as evidenced by withdrawal transactions between contractholders and RiverSource Life of NY. A nonperformance adjustment is not included as the related separate account assets act as collateral for these liabilities and minimize nonperformance risk.

11. RELATED PARTY TRANSACTIONS

RiverSource Investments, LLC is the investment manager for the proprietary mutual funds used as investment options by RiverSource Life of NY's variable annuity contractholders and variable life insurance policyholders. RiverSource Life of NY provides all fund management services, other than investment management, and is compensated for the administrative services it provides. For the years ended December 31, 2009, 2008 and 2007, RiverSource Life of NY received $4.8 million, $7.2 million and $3.7 million, respectively, from RiverSource Investments, LLC for these services.

RiverSource Life of NY participates in the Ameriprise Financial Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. RiverSource Life of NY contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). RiverSource Life of NY's share of the total net periodic pension cost was $183 thousand, $144 thousand and $90 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY participates in the Ameriprise Financial 2005 Incentive Compensation Plan. Employees, directors and independent contractors are eligible to receive incentive awards including stock options, restricted stock awards, restricted stock units, performance shares and similar awards designed to comply with the applicable federal regulations and laws of jurisdiction. The expense for incentive awards was $116 thousand, $96 thousand and $83 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY also participates in the defined contribution pension plans of Ameriprise Financial which cover all employees who have met certain employment requirements. RiverSource Life of NY contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations were $159 thousand, $36 thousand and $144 thousand in 2009, 2008 and 2007, respectively.

RiverSource Life of NY has a "Sales Benefit Plan" which is an unfunded, noncontributory retirement plan for all eligible financial advisors. Total plan costs for 2009, 2008 and 2007, which are calculated on the basis of commission earnings of the individual financial advisors, were $2 thousand, $6 thousand and $11 thousand, respectively. Such costs are included in DAC.

RiverSource Life of NY participates in the defined benefit health care plans of Ameriprise Financial which provides health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of Ameriprise Financial. Ameriprise Financial expenses these benefits and allocates the expenses to its subsidiaries. The cost of these plans charged to operations in 2009, 2008 and 2007 was $22 thousand, $52 thousand and nil, respectively.

Charges by Ameriprise Financial and affiliated companies to RiverSource Life of NY for use of joint facilities, technology support, marketing services and other services aggregated $32.3 million, $42.2 million and $32.3 million for 2009, 2008 and 2007, respectively. Certain of these costs are included in DAC. Expenses allocated to RiverSource Life of NY may not be reflective of expenses that would have been incurred by RiverSource Life of NY on a stand-alone basis.

During 2009, 2008 and 2007, RiverSource Life of NY paid cash dividends of nil, $77 million and $83 million, respectively, to RiverSource Life Insurance Company. The 2008 and 2007 dividends exceeded the limitation described in Note
12. Prior to paying these dividends, RiverSource Life of NY provided notification to the New York State Insurance Department and received a response indicating that they did not object to the payments.

Included in other liabilities at December 31, 2009 is a $9.6 million payable to RiverSource Life for federal income taxes and included in other assets at December 31, 2008 is a $7.0 million receivable from RiverSource Life for federal income taxes.

12. STATUTORY CAPITAL AND SURPLUS

State insurance statutes contain limitations as to the amount of dividends that insurers may make without providing prior notification to state regulators. For RiverSource Life of NY, dividends which exceed the lesser of 10% of statutory surplus as of the immediately preceding year-end or statutory net gain from operations for the immediately preceding calendar year would require pre-notification to the New York State Insurance Department and are subject to potential disapproval.

Statutory net gain (loss) from operations and net income (loss) are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Statutory net gain (loss) from operations                        $101,034      $(36,116)      $33,925
Statutory net income (loss)                                        86,189       (34,045)       43,164


Statutory capital and surplus and unassigned surplus are as follows:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Statutory capital and surplus                                            $284,340      $215,625
Statutory unassigned surplus                                              160,497       106,190


13. INCOME TAXES

RiverSource Life of NY qualifies as a life insurance company for federal income tax purposes. As such, RiverSource Life of NY is subject to the Internal Revenue Code provisions applicable to life insurance companies.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

The components of income tax provision (benefit) on pretax income (loss) were as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Current income tax:
  Federal                                                         $16,836      $ 10,816       $16,760
  State                                                             1,677         2,405         1,056
-------------------------------------------------------------------------------------------------------
Total current income tax                                           18,513        13,221        17,816
Deferred federal income tax                                         7,335       (22,571)        1,184
-------------------------------------------------------------------------------------------------------
Income tax provision (benefit)                                    $25,848      $ (9,350)      $19,000
=======================================================================================================



The principal reasons that the aggregate income tax provision is different from that computed by using the U.S. statutory rate of 35% are as follows:

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
                                                                   2009          2008          2007
-------------------------------------------------------------------------------------------------------
Tax at U.S. statutory rate                                         35.0%          35.0%        35.0%
Changes in taxes resulting from:
  Tax-exempt interest and dividend income                          (5.4)          26.2         (7.9)
  State taxes, net of federal benefit                               1.3          (10.2)         1.1
  Taxes applicable to prior years                                   1.1            3.9          3.8
  Foreign tax credit, net of addback                               (0.6)           6.2         (1.1)
  Other                                                              --           (0.1)          --
-------------------------------------------------------------------------------------------------------
Income tax provision                                               31.4%          61.0%        30.9%
=======================================================================================================



RiverSource Life of NY's effective tax rate was 31.4%, 61.0% and 30.9% for the years ended December 31, 2009, 2008 and 2007, respectively. The decrease in the effective tax rate is primarily due to pretax income for 2009 compared to a pretax loss in relation to a net tax benefit for 2008.

Deferred income tax assets and liabilities result from temporary differences between the assets and liabilities measured for GAAP reporting versus income tax return purposes. The significant components of RiverSource Life of NY's deferred income tax assets and liabilities are reflected in the following table:

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Deferred income tax assets:
  Liabilities for future policy benefits                                 $ 58,070      $ 78,571
  Investment related                                                        7,084            --
  Net unrealized losses on Available-for Sale securities                       --        34,271
  Other                                                                     3,295         3,028
-------------------------------------------------------------------------------------------------
Gross deferred income tax assets                                           68,449       115,870

Deferred income tax liabilities:
  DAC                                                                      63,397        60,531
  Investment related                                                           --         9,156
  Net unrealized gains on Available-for Sale securities                    16,227            --
  DSIC                                                                      8,457         7,670
-------------------------------------------------------------------------------------------------
Gross deferred income tax liabilities                                      88,081        77,357
-------------------------------------------------------------------------------------------------
Net deferred income tax (liabilities) assets                             $(19,632)     $ 38,513
=================================================================================================



RiverSource Life of NY is required to establish a valuation allowance for any portion of the deferred income tax assets that management believes will not be realized. Significant judgment is required in determining if a valuation allowance should be established and the amount of such allowance if required. Factors used in making this determination include estimates relating to the performance of the business including the ability to generate capital gains. Consideration is given to, among other things in making this determination, i) future taxable income exclusive of reversing temporary differences and carryforwards, ii) future reversals of existing taxable temporary differences,
iii) taxable income in prior carryback years, and iv) tax planning strategies.

Based on analysis of RiverSource Life of NY's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income to enable RiverSource Life of NY to utilize all of its deferred tax assets. Accordingly, no valuation allowance for deferred tax assets has been established as of December 31, 2009 and 2008.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

A reconciliation of the beginning and ending amount of unrecognized tax benefits are as follows:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(2,146)      $ 3,481       $   --
Additions (reductions) based on tax positions related to the
current year                                                           61        (7,720)       1,637
Additions for tax positions of prior years                            807         4,844        1,844
Reductions for tax positions of prior years                          (324)       (2,751)          --
-------------------------------------------------------------------------------------------------------
Balance at December 31                                            $(1,602)      $(2,146)      $3,481
=======================================================================================================



If recognized, approximately $2.9 million, $2.0 million and $2.3 million, net of federal tax benefits, of the unrecognized tax benefits as of December 31, 2009, 2008 and 2007, respectively, would affect the effective tax rate.

RiverSource Life of NY recognizes interest and penalties related to unrecognized tax benefits as a component of the income tax provision. RiverSource Life of NY recognized a net expense of $17 thousand, a net benefit of $388 thousand and a net expense of $259 thousand in interest and penalties for the years ended December 31, 2009, 2008 and 2007, respectively. RiverSource Life of NY had receivables of $112 thousand and $129 thousand for the over payment of interest and penalties recorded at December 31, 2009 and 2008, respectively.

It is reasonably possible that the total amounts of unrecognized tax benefits will change in the next 12 months. However, there are a number of open audits and quantification of a range cannot be made at this time.

RiverSource Life of NY files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. With few exceptions, RiverSource Life of NY is no longer subject to U.S. federal or state and local income tax examinations by tax authorities for years before 1997. The Internal Revenue Service ("IRS"), as part of the overall examination of the American Express Company consolidated return, completed its field examination of RiverSource Life of NY's income tax returns for 1997 through 2002 during 2008 and completed its field examination of 2003 through 2004 in the third quarter of 2009. However, for federal income tax purposes, these years continue to remain open as consequence of certain issues under appeal. In the fourth quarter of 2008, the IRS commenced an examination of RiverSource Life of NY's U.S. income tax returns for 2005 through 2007 which is expected to be completed in 2010. RiverSource Life of NY's state income tax returns are currently under examination by various jurisdictions for years ranging from 1998 through 2006.

On September 25, 2007, the IRS issued Revenue Ruling 2007-61 in which it announced that it intends to issue regulations with respect to certain computational aspects of the Dividends Received Deduction ("DRD") related to separate account assets held in connection with variable contracts of life insurance companies. Revenue Ruling 2007-61 suspended a revenue ruling issued in August 2007 that purported to change accepted industry and IRS interpretations of the statutes governing these computational questions. Any regulations that the IRS ultimately proposes for issuance in this area will be subject to public notice and comment, at which time insurance companies and other members of the public will have the opportunity to raise legal and practical questions about the content, scope and application of such regulations. As a result, the ultimate timing and substance of any such regulations are unknown at this time, but they may result in the elimination of some or all of the separate account DRD tax benefit that RiverSource Life of NY receives. Management believes that it is likely that any such regulations would apply prospectively only. Additionally, included in the administration's 2011 Revenue Proposals is a provision to modify the DRD for life insurance companies' separate accounts, which, if enacted, could significantly reduce the DRD tax benefits RiverSource Life of NY received, prospectively, beginning in 2011. For the year ended December 31, 2009, RiverSource Life of NY recorded a benefit of approximately $3.4 million related to the current year's separate account DRD.

As a result of the separation of Ameriprise Financial from American Express, RiverSource Life and subsidiaries will not be able to file a consolidated U.S. federal income tax return with other members of the Ameriprise Financial's affiliated group until 2010. RiverSource Life of NY will be included in the RiverSource Life's consolidated income tax return.

The items comprising other comprehensive income (loss) are presented net of the following income tax benefit amounts:

(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net unrealized securities gains (losses)                          $50,498      $(28,726)       $524
=======================================================================================================



14. DERIVATIVES AND HEDGING ACTIVITIES

Derivative instruments enable RiverSource Life of NY to manage its exposure to various market risks. The value of such instruments is derived from an underlying variable or multiple variables, including equity and interest rate indices or prices. RiverSource Life of NY does not engage in any derivative instrument trading activities. RiverSource Life of NY primarily enters into derivative agreements for risk management purposes related to RiverSource Life of NY's products and operations.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

RiverSource Life of NY uses derivatives as economic hedges and occasionally holds derivatives designated for hedge accounting. The following table presents the balance sheet location and the gross fair value of derivative instruments, including embedded derivatives, by type of derivative and product at December 31, 2009:

                                                BALANCE                           BALANCE
DERIVATIVES NOT DESIGNATED AS HEDGING            SHEET                             SHEET
INSTRUMENTS                                    LOCATION           ASSET          LOCATION         LIABILITY
------------------------------------------------------------------------------------------------------------
                                                                   (IN                               (IN
                                                               THOUSANDS)                        THOUSANDS)
INTEREST RATE CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets        $ 4,259       liabilities         $ 7,432

EQUITY CONTRACTS
                                                                               Other
  GMWB and GMAB                              Other assets         10,174       liabilities           4,972

OTHER
                                                                               Future
                                                                               policy
  GMWB and GMAB embedded derivatives(1)                               --       benefits             13,413
------------------------------------------------------------------------------------------------------------
     Total                                                       $14,433                           $25,817
============================================================================================================



(1) The fair values of GMWB and GMAB embedded derivatives fluctuate primarily based on changes in equity, interest rate and credit markets.

See Note 10 for additional information regarding RiverSource Life of NY's fair value measurement of derivative instruments.

DERIVATIVES NOT DESIGNATED AS HEDGES
The following table presents a summary of the impact of derivatives not designated as hedging instruments on the Statements of Operations for the year ended December 31, 2009:

                                                   LOCATION OF         AMOUNT OF
                                                   GAIN (LOSS)        GAIN (LOSS)
                                                       ON                 ON
                                                   DERIVATIVES        DERIVATIVES
DERIVATIVES NOT DESIGNATED AS HEDGING              RECOGNIZED         RECOGNIZED
INSTRUMENTS                                         IN INCOME          IN INCOME
---------------------------------------------------------------------------------
                                                                          (IN
                                                                      THOUSANDS)
INTEREST RATE CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses             $(12,897)

EQUITY CONTRACTS
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB                                   expenses              (47,198)

OTHER
                                                  Benefits,
                                                  claims,
                                                  losses and
                                                  settlement
  GMWB and GMAB embedded derivatives              expenses               81,052
---------------------------------------------------------------------------------
     Total                                                             $ 20,957
=================================================================================



RiverSource Life of NY holds derivative instruments that either do not qualify or are not designated for hedge accounting treatment. These derivative instruments are used as economic hedges of equity and interest rate risk related to RiverSource Life of NY's variable annuity guaranteed benefits.

The majority of RiverSource Life of NY's annuity contracts contain GMDB provisions, which may result in a death benefit payable that exceeds the contract accumulation value when market values of customers' accounts decline. Certain annuity contracts contain GMWB or GMAB provisions, which guarantee the right to make limited partial withdrawals each contract year regardless of the volatility inherent in the underlying investments or guarantee a minimum accumulation value of considerations received at the beginning of the contract period, after a specified holding period, respectively. RiverSource Life of NY economically hedges the exposure related to non-life contingent GMWB and GMAB provisions using various equity futures, equity options, total return swaps, interest rate swaptions and interest rate swaps. At December 31, 2009, the gross notional amount of these contracts was $591.1 million for RiverSource Life of NY's GMWB and GMAB provisions. The premium associated with certain of the above options is paid semi-annually over the life of the option contract.

The following is a summary of the payments RiverSource Life of NY is scheduled to make for these options:

                                                                                 PREMIUMS
(IN THOUSANDS)                                                                    PAYABLE
-------------------------------------------------------------------------------------------
2010                                                                              $ 3,999
2011                                                                                3,968
2012                                                                                3,968
2013                                                                                3,138
2014                                                                                3,137
2015-2024                                                                          10,471

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

Actual timing and payment amounts may differ due to future contract settlements, modifications or exercises of options prior to the full premium being paid or received.

EMBEDDED DERIVATIVES
Certain annuities contain GMAB and non-life contingent GMWB provisions which are considered embedded derivatives. As captured in the tables above, embedded derivatives are bifurcated from their host contracts and reported on the Balance Sheets at fair value with changes in fair value reported in earnings. As noted above, RiverSource Life of NY uses derivatives to mitigate the financial statement impact of these embedded derivatives.

CREDIT RISK
Credit risk associated with RiverSource Life of NY's derivatives is the risk that a derivative counterparty will not perform in accordance with the terms of the applicable derivative contract. To mitigate such risk, RiverSource Life of NY has established guidelines and oversight credit risk through a comprehensive enterprise risk management program that includes members of senior management. Key components of this program are to require preapproval of counterparties and the use of master netting arrangements and collateral arrangements wherever practical. As of December 31, 2009, RiverSource Life of NY held $2.3 million in cash and cash equivalents and recorded a corresponding liability in other liabilities for collateral RiverSource Life of NY is obligated to return to counterparties. As of December 31, 2009, RiverSource Life of NY's maximum credit exposure related to derivative assets after considering netting arrangements with counterparties and collateral arrangements was approximately $8.5 million.

15. COMMITMENTS AND CONTINGENCIES

At December 31, 2009 and 2008, RiverSource Life of NY had no material commitments to purchase investments.

RiverSource Life of NY's annuity and life products all have minimum interest rate guarantees in their fixed accounts. As of December 31, 2009, these guarantees range up to 5.0%. To the extent the yield on RiverSource Life of NY's invested assets portfolio declines below its target spread plus the minimum guarantee, RiverSource Life of NY's profitability would be negatively affected.

The Securities and Exchange Commission, the Financial Industry Regulatory Authority, commonly referred to as FINRA, and several state authorities have brought proceedings challenging several mutual fund and variable product financial practices, generally including suitability, late trading, market timing, compensation and disclosure of revenue sharing arrangements. RiverSource Life of NY has received requests for information and has been contacted by regulatory authorities concerning its practices and is cooperating fully with these inquiries.

RiverSource Life of NY is involved in the normal course of business in a number of other legal and arbitration proceedings concerning matters arising in connection with the conduct of its business activities. RiverSource Life of NY believes that it is not a party to, nor are any of its properties the subject of, any pending legal, arbitration or regulatory proceedings that would have a material adverse effect on its financial condition, results of operations or liquidity. However, it is possible that the outcome of any such proceedings could have a material impact on results of operations in any particular reporting period as the proceedings are resolved.

RiverSource Life Insurance Co. of New York
--------------------------------------------------------------------------------

16. STATUTORY ACCOUNTING PRINCIPLES

Reconciliations of net income and shareholder's equity, as shown in the accompanying financial statements, to that determined using statutory accounting principles are as follows:

Net Income

                                                                       YEARS ENDED DECEMBER 31,
                                                               ----------------------------------------
(IN THOUSANDS)                                                     2009          2008          2007
-------------------------------------------------------------------------------------------------------
Net income (loss), per accompanying financial statements         $ 56,402      $ (5,964)      $42,496
Deferred acquisition costs (GAAP item)                            (15,221)       12,770        (6,453)
Deferred sales inducement costs (GAAP item)                        (2,263)       (2,211)       (4,220)
Deferred income tax expense (GAAP item)                             7,335       (22,571)        1,184
Change in future policy benefits(1)                               (59,162)       32,034        (1,342)
Current income tax expense(1)                                      (7,584)       11,939            --
Net investment income(1)                                              306          (619)       (4,871)
Realized gains (losses)(1)                                          1,321            --            --
Change in separate account liabilities(1)                          61,812       (19,887)       19,189
Mark-to-market on derivatives(2)                                   46,967       (40,691)          177
Interest maintenance reserves transfer, net of amortization
(statutory item)                                                   (3,187)        1,507        (1,941)
Other, net(1)                                                        (537)         (352)       (1,055)
-------------------------------------------------------------------------------------------------------
Statutory-basis net income (loss)                                $ 86,189      $(34,045)      $43,164
=======================================================================================================



(1) Represents valuation differences between GAAP and statutory income statement amounts.

(2) Represents amounts which are recorded directly to surplus for statutory reporting purposes.

The following table is a reconciliation of statutory-basis net income (loss) as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis net income (loss) reported above:

                                                                                YEAR ENDED
                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss) as previously reported in the Annual
Statement                                                                         $34,027
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis net income (loss), adjusted                                       $43,164
===========================================================================================



Shareholder's Equity

                                                                              DECEMBER 31,
                                                                       --------------------------
(IN THOUSANDS)                                                             2009          2008
-------------------------------------------------------------------------------------------------
Shareholder's equity, per accompanying financial statements              $ 432,971     $ 281,965
Deferred acquisition costs (GAAP item)                                    (221,942)     (236,619)
Net unrealized gains and losses on Available-for-Sale investments
(GAAP item)                                                                (55,915)      124,155
Deferred sales inducements costs (GAAP item)                               (22,919)      (23,808)
Future policy benefits(1)                                                  (24,810)       35,845
Reinsurance assets(1)                                                       (7,243)      (11,234)
Current income taxes, net(1)                                                 4,355        11,939
Deferred income taxes, net(1)                                               59,533        (3,977)
Separate account liability adjustment (statutory item)                     149,664        87,852
Asset valuation reserve (statutory item)                                    (1,795)      (13,468)
Non-admitted assets (statutory item)                                       (15,162)      (27,781)
Other, net(1)                                                              (12,397)       (9,244)
-------------------------------------------------------------------------------------------------
Statutory-basis capital and surplus                                      $ 284,340     $ 215,625
=================================================================================================



(1) Represents valuation differences between GAAP and statutory balance sheet amounts.

The following table is a reconciliation of statutory-basis capital and surplus as previously reported to the New York State Insurance Department in the Annual Statement to the statutory-basis capital and surplus reported above:

                                                                               DECEMBER 31,
(IN THOUSANDS)                                                                     2007
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus as reported in the Annual Statement          $274,277
Tax adjustment                                                                      9,137
-------------------------------------------------------------------------------------------
Statutory-basis capital and surplus, adjusted                                    $283,414
===========================================================================================


S-6314 J (7/10)

PART C.

Item 24. Financial Statements and Exhibits

     (a)  Financial Statements included in Part B of this Registration
          Statement:

          RiverSource of New York Variable Annuity Account 2

               Report of Independent Registered Public Accounting Firm dated April 23, 2010

               Statements of Assets and Liabilities for the year ended Dec. 31, 2009

               Statements of Operations for the year ended Dec. 31, 2009

               Statements of Changes in Net Assets for the two years ended Dec. 31, 2009

               Notes to Financial Statements

          RiverSource Life Insurance Co. of New York

               Report of Independent Registered Public Accounting Firm dated April 23, 2010.

               Balance Sheets as of Dec. 31, 2009 and 2008.

               Statements of Income for the years ended Dec. 31, 2009, 2008 and 2007.

               Statements of Cash Flows for the years ended Dec. 31, 2009, 2008 and 2007.

               Statements of Shareholder's Equity for the three years ended Dec. 31, 2009, 2008 and 2007.

               Notes to Financial Statements

     (b)  Exhibits:

1. Certificate establishing the ACL Variable Annuity Account 2 dated December 1, 1995, filed electronically as Exhibit 1 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-00519, filed on or about February 5, 1997, is incorporated herein by reference.

1.2 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 292 subaccounts dated February 5, 2003 filed electronically as Exhibit 1.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

1.3 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing 276 subaccounts dated August 23, 2004 filed electronically on or about Dec. 3, 2004 as Exhibit 1.3 to Post-Effective Amendment No. 8 to Registration Statement No. 333-101051 is incorporated by reference.

1.4 Resolution of the Board of Directors of American Centurion Life Assurance Company establishing an additional subaccount within the separate account that will invest in RiverSource(SM)

     Variable Portfolio - Global Inflation Protected Securities Fund dated April 24, 2006 filed electronically on or about April 28, 2006 as Exhibit 1.4 to Registrant's Post-Effective Amendment No. 12 to Registration Statement
     No. 333-101051 is incorporated herein by reference.

1.5 Resolution of the Board of Directors of IDS Life Insurance Company of New York adopting and approving Agreement and Plan of merger and subsequent name changes, dated Aug. 29, 2006 filed electronically as Exhibit 1.11 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

2.   Not applicable.

3. Form of Principal Underwriter Agreement for RiverSource Life Insurance Co. of New York Variable Annuities and Variable Life Insurance filed as Exhibit
     3. to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.1  Not applicable.

4.2  Not applicable.

4.3 Form of Non-qualified Variable Annuity contract (form 272250) filed electronically as Exhibit 4.3 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.4 Form of IRA contract (form 272251) filed electronically as Exhibit 4.4 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.5 Form of SEP-IRA contract (form 272252) filed electronically as Exhibit 4.5 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.6 Form of TSA-401 contract (form 272253) filed electronically as Exhibit 4.6 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.7 Form of Maximum Anniversary Value Death Benefit rider (form 272255) filed electronically as Exhibit 4.7 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.8 Form of Guaranteed Minimum Income Benefit rider-MAV (form 272256) filed electronically as Exhibit 4.8 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.9 Form of Guaranteed Minimum Income Benefit rider-6% Rising Floor (form 272257) filed electronically as Exhibit 4.9 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.10 Form of Performance Credit rider (form 272258) filed electronically as
     Exhibit 4.10 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

4.11 Form of Deferred Annuity Contract (form 272877) filed electronically as
     Exhibit 4.11 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.12 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDP) filed electronically as Exhibit 4.12 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.13 Form of Maximum Anniversary Value Death Benefit Rider (form 272869) filed electronically as Exhibit 4.13 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.14 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 272872-NY) filed electronically as Exhibit 4.14 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.15 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 272873-NY) filed electronically as Exhibit 4.15 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.16 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 272874-NY) filed electronically as Exhibit 4.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.17 Form of Guaranteed Minimum Withdrawal Benefit (form 272875-NY) filed electronically as Exhibit 4.17 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.18 Form of Annuity Endorsement - Tax Sheltered Annuity (form 272865-NY) filed electronically as Exhibit 4.18 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.19 Form of Annuity Endorsement - 401(a) (form 272866-NY) filed electronically as Exhibit 4.19 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.20 Form of Annuity Endorsement - Unisex Endorsement (form 272867-NY) filed electronically as Exhibit 4.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.21 Form of Annuity Endorsement - IRA and SEP IRA (form 272170) filed electronically as Exhibit 4.21 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.22 Form of Annuity Endorsement - Roth IRA (form 272171) filed electronically as Exhibit 4.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

4.23 Form of Contract Data Page to Deferred Annuity Contract (form 272877-NYDPIN3) filed electronically as Exhibit 4.23 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.24 Form of Guaranteed Minimum Withdrawal Benefit Rider (form 273567-NY) filed electronically as Exhibit 4.24 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.25 Form of Guaranteed Minimum Accumulation Benefit Rider (form 273568-NY) filed electronically as Exhibit 4.25 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

4.26 Form of Non-qualified Fixed and Variable Annuity contract (form 273954-NY) filed as Exhibit 4.26 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.27 Form of Contract Data Page to Nonqualified Fixed and Variable Annuity Contract (form 273954-NYDPINN) filed as Exhibit 4.27 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.28 Form of Contract Data Page to Fixed and Variable Annuity Contract (form 273954-NYDPEND) filed as Exhibit 4.28 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.29 Form of Guaranteed Minimum Income Benefit Rider (Maximum Anniversary Value Benefit Base) (form 273961-NY) filed as Exhibit 4.29 to Registrant's Post-Effective Amendment No. 13 to

     Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.30 Form of Guaranteed Minimum Income Benefit Rider (5% Accumulation Benefit
     Base) (form 273962-NY) filed as Exhibit 4.30 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.31 Form of Guaranteed Minimum Income Benefit Rider (Greater of Maximum Anniversary Value Benefit Base or 5% Accumulation Benefit Base) (form 273963-NY) filed as Exhibit 4.31 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.32 Form of Guaranteed Minimum Lifetime Withdrawal Benefit (form 273959-NY) filed as Exhibit 4.32 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.33 Form of Annuity Endorsement - Tax Sheltered Annuity (form 274192-NY) filed as Exhibit 4.33 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.34 Form of Annuity Endorsement - 401(a) (form 274193-NY) filed as Exhibit 4.34 to Registrant's Post-Effective Amendment No. 34 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.35 Form of Annuity Endorsement - Unisex Endorsement (form 273964-NY) filed as
     Exhibit 4.35 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.36 Form of Annuity Endorsement - IRA and SEP IRA (form 274190-NY) filed as
     Exhibit 4.36 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.37 Form of Annuity Endorsement - Roth IRA (form 274191-NY) filed as Exhibit
     4.37 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.38 Form of IRA 10 Day Return of Payment "Free Look" Sticker (form 271866-NY) filed as Exhibit 4.38 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

4.39 Form of Guarantor(SM) Withdrawal Benefit (form 273567-NYE) filed as Exhibit
     4.39 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on or about August 28, 2006 is incorporated by reference.

4.40 Form of Guarantor(SM) Withdrawal Benefit (form 272875-NYE) filed as Exhibit
     4.40 to Registrant's Post-Effective Amendment No. 14 to Registration Statement 333-101051 on about August 28, 2006 is incorporated by reference.

4.41 Form of Fixed Account Limit Endorsement (form 272621) filed as Exhibit 4.41 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.42 Form of Data Page Maximum Payment Sticker (form 272622-D) filed as Exhibit
     4.42 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.43 Form of Contract Data Pages (form 272877-NYDPE) filed as Exhibit 4.43 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.44 Form of Contract Data Pages (form 272877NY-DPE2) filed as Exhibit 4.44 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

4.45 Form of Deferred Annuity Contract (form 273954-NYZ) filed electronically as
     Exhibit 4.45 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.46 Form of Secure Source - Single Life rider (form 273959-SGNY) filed electronically as Exhibit 4.46 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.47 Form of Secure Source - Joint Life rider (form 273959-JTNY) filed electronically as Exhibit 4.47 to Registrant's Post-Effective Amendment No. 2 to Registration Statement No. 333-139764 on or about Aug. 2, 2007 is incorporated by reference.

4.48 Form of Guaranteed Lifetime Withdrawal Benefit Single Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.49 Form of Guaranteed Lifetime Withdrawal Benefit Joint Life Rider SecureSource Stages NY Rider filed electronically as Exhibit 4.25 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.50 Form of Deferred Annuity Contract (form 411265-NY) and data pages is filed electronically herewith.

4.51 Form of Maximum Anniversary Value Death Benefit Rider (form 411278) filed electronically as Exhibit 4.23 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.52 Form of Return of Purchase Payment Death Benefit Rider (form 411277) filed electronically as Exhibit 4.24 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

4.53 Form of Guaranteed Minimum Accumulation Benefit Rider - Accumulation Protector Benefit rider filed electronically as Exhibit 4.27 to RiverSource of New York Variable Annuity Account's Post-Effective Amendment No. 33 to Registration Statement No. 333-91691 on or about July 12, 2010 is incorporated by reference.

5.1  Not applicable.

5.2 Form of Variable Annuity Application-Innovations (form 272254) filed electronically as Exhibit 5.2 to Pre-Effective Amendment No. 1 to Registration Statement No. 333-101051 filed on or about February 11, 2003, is incorporated by reference.

5.3 Form of Variable Annuity Application (form 272885 - NY) filed electronically as Exhibit 5.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-101051 filed on or about June 29, 2004, is incorporated by reference.

5.4 Form of Variable Annuity Application-Innovations Select (273635-NY) filed electronically as Exhibit 5.4 to Post-Effective Amendment No. 10 filed on or about May 25, 2005, is incorporated by reference.

5.5  Not applicable.

5.6 Form of Fixed and Variable Annuity Application-Innovations Select (form 273971-NY) filed as Exhibit 5.6 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.7 Form of Fixed and Variable Annuity Application-Endeavor Select (form 273973-NY) filed as Exhibit 5.7 to Registrant's Post-Effective Amendment No. 13 to Registration Statement No. 333-101051 on or about June 16, 2006 is incorporated by reference.

5.8  Not applicable.

5.9 Form of Fixed and Variable Annuity Application - Endeavor Select (form 273640-NY) filed as Exhibit 5.59 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4,

     No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

6.1 Copy of Charter of RiverSource Life Insurance Co. of New York dated Dec. 31, 2006, filed electronically as Exhibit 27(f)(1) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

6.2 Copy of Amended and Restated By-Laws of RiverSource Life Insurance Co. of New York filed electronically as Exhibit 27(f)(2) to Post-Effective Amendment No. 22 to Registration Statement No. 333-44644 is incorporated by reference.

7.   Not applicable.

8.1 Copy of Amended and Restated Participation Agreement dated April 17, 2006, by and among AIM Variable Insurance Funds, AIM Distributors, Inc. American Centurion Life Assurance Company, IDS Life Insurance Company of New York, and Ameriprise Financial Services, Inc. filed electronically as Exhibit 27(h)(1) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.2  Not applicable.

8.3 Copy of Participation Agreement by and among MFS Variable Insurance Trust, American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Massachusetts Financial Services Company, dated June 15, 2006, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2007 is incorporated by reference.

8.4 Copy of Amended and Restated Fund Participation Agreement dated March 30, 2007,among Oppenheimer Variable Account funds, Oppenheimer Funds, Inc. and RiverSource Life Insurance Co. of New York, filed electronically as Exhibit
     8.4 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference. herein.

8.5 Copy of Amended and Restated Participation Agreement by and between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., American Centurion Life Assurance Company, American Enterprise Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York and Ameriprise Financial Services, Inc. (formerly American Express Financial Advisors, Inc.) dated as of August 1, 2005 filed on or about April 28, 2006 as Exhibit 8.4 to Post-Effective Amendment No. 12 to Registration Statement No. 333-101051 is incorporated herein by reference.

8.6 Copy of Amended and Restated Participation Agreement dated August 1, 2006, among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc., AllianceBernstein L.P. and AllianceBernstein Investments, Inc. filed electronically as Exhibit 27(h)(2) to

     Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.7 Copy of Amended and Restated Fund Participation Agreement dated June 1, 2006, by and among American Centurion Life Assurance Company, American Enterprise Life Insurance Company, American Partners Life Insurance Company, IDS Life Insurance Company, IDS Life Insurance Company of New York, Ameriprise Financial Services, Inc. and American Century Investment Services, Inc. filed electronically as Exhibit 27(h)(3) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.8 Copy of Fund Participation Agreement dated May 1, 2006 among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. filed as Exhibit 8.8 to RiverSource Variable Annuity Account's Initial Registration Statement on Form N-4, No. 333-139764, on or about Jan. 3, 2007, is incorporated herein by reference.

8.9 Copy of Amended and Restated Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Credit Suisse Trust, Credit Suisse Asset Management, LLC. and Credit Suisse Asset Management Securities, Inc. filed electronically filed as Exhibit 8.6 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.10 Copy of Fund Participation Agreement dated May 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, The Dreyfus Corporation, Dreyfus Variable Investment Fund, and Dreyfus Investment Portfolios filed electronically as Exhibit 8.7 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.11 Copy of Amended and Restated Participation Agreement dated June 15, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York, Goldman Sachs Variable Insurance Trust and Goldman, Sachs & Co. filed electronically as Exhibit 27 (h)(18) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.12 Copy of Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Company, RiverSource Life Insurance Co. of New York and RiverSource Distributors, Inc. filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 1 to Registration Statement No. 333-139761 is incorporated herein by reference.

8.13 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among Van Kampen Life Investment Trust, Van Kampen Funds Inc., Van Kampen Asset Management, American Centurion Life

     Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.26 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated herein by reference.

8.14 Copy of Amended and Restated Participation Agreement dated June 19, 2006, by and among Calvert Variable Series, Inc., Calvert Asset Management Company, Inc., Calvert Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 27(h)(4) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.15 Copy of Participation Agreement dated May 1, 2006, among Eaton Vance Variable Trust, Eaton Vance Distributors, Inc. and IDS Life Insurance Company of New York filed electronically as Exhibit 8.8 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.16 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, among Variable Insurance Products Funds, Fidelity Distributors Corporation and RiverSource Life Insurance Co. of New York filed electronically as Exhibit 8.16 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.17 Copy of Janus Aspen Series Amended and Restated Fund Participation Agreement dated September 1, 2006, by and among American Centurion Life Assurance Company, IDS Life Insurance Company of New York and Janus Aspen Series filed electronically as Exhibit 27(h)(9) to Post-Effective Amendment No. 48 to Registration Statement No. 333-44644 is incorporated herein by reference.

8.18 Copy of Amended and Restated Participation Agreement dated September 1, 2006, by and among IDS Life Insurance Company of New York, Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Variable Series Fund, Inc.), Legg Mason Partners Variable Portfolios II, Inc. (formerly Greenwich Street Series Fund, formerly Smith Barney Series Fund, formerly Smith Barney Shearson Series Fund, formerly Shearson Series Fund), Legg Mason Partners Variable Portfolios III, Inc. (formerly Travelers Series Fund Inc., formerly Smith Barney Travelers Series Fund Inc.) and Legg Mason Investor Services, LLC filed electronically as Exhibit 8.14 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.19 Copy of Participation Agreement dated March 1, 2006, among IDS Life Insurance Company of New York, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC filed electronically as Exhibit 8.17 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.20 Copy of Amended and Restated Fund Participation Agreement dated January 1, 2007, by and among RiverSource Life Insurance Co. of New York, Putnam Variable Trust and Putnam Retail Management Limited Partnership filed electronically as Exhibit 8.20 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

8.21 Copy of Amended and Restated Participation Agreement dated May 1, 2006, among The Universal Institutional Funds, Inc., Morgan Stanley Investment Management Inc., Morgan Stanley Distribution, Inc., American Centurion Life Assurance Company and IDS Life Insurance Company of New York filed electronically as Exhibit 8.21 to Post-Effective Amendment No. 22 to Registration Statement No. 333-91691 is incorporated by reference.

8.22 Copy of Fund Participation Agreement dated April 2, 2007,among RiverSource Life Insurance Co. of New York, Wanger Advisors Trust, Columbia Wanger Asset Management, L.P. and Columbia Management Distributors, Inc. filed electronically as Exhibit 8.22 to Post-Effective Amendment No. 3 to Registration Statement No. 333-139764 on or about April 26, 2008 is incorporated by reference.

9. Opinion of counsel and consent to its use as to the legality of the securities being registered is filed electronically herewith.

10. Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity is filed electronically herewith.

11.  None.

12.  Not applicable.

13. Power of Attorney to sign Amendments to this Registration Statement dated Oct. 22, 2008 filed electronically as Exhibit 13 to Post-Effective Amendment No. 5 to Registration Statement No. 333-139764 on or about April 28, 2009 is incorporated by reference.

Item 25. Directors and Officers of the Depositor RiverSource Life Insurance Co. of New York

Name                        Principal Business Address*       Positions and Offices with Depositor
----                    ----------------------------------   -------------------------------------
Gumer C. Alvero         1765 Ameriprise Financial Center     Director and Senior Vice President -
                        Minneapolis, MN 55474                Annuities

Timothy V. Bechtold     249 Ameriprise Financial Center      Director, President and Chief
                        Minneapolis, MN 55474                Executive Officer

Walter Stanley Berman   AMEX Tower WFC                       Vice President and Treasurer
                        200 Vesey St.
                        New York, NY

Maureen A. Buckley      20 Madison Ave. Extension            Director, Vice President, Chief
                        Albany, NY 12203                     Operating Officer, Chief Compliance
                                                             Officer, Consumer Affairs
                                                             Officer and Claims Officer

Rodney P. Burwell       Xerxes Corporation                   Director
                        7901 Xerxes Ave. So.
                        Minneapolis, MN 55431-1253

Richard N. Bush                                              Senior Vice President - Corporate Tax

Robert R. Grew          Carter, Ledyard & Milburn            Director
                        2 Wall Street
                        New York, NY 10005-2072

Ronald L. Guzior        Bollam, Sheedy, Torani               Director
                        & Co. LLP CPA's
                        26 Computer Drive West
                        Albany, NY 12205

Jean B. Keffeler        1010 Swingley Rd.                    Director
                        Livingston, MT 59047

Jeffrey McGregor                                             Director

Jeryl A. Millner        138 Ameriprise Financial Center      Director
                        Minneapolis, MN 55474

Richard T. Moore                                             Secretary

Thomas V. Nicolosi      Ameriprise Financial Services Inc.   Director
                        Suite 220
                        500 Mamaroneck Avenue
                        Harrison, NY 10528

* Unless otherwise noted, the business address is 70100 Ameriprise Financial Center, Minneapolis, MN 55474

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

The following list includes the names of major subsidiaries and affiliates of Ameriprise Financial, Inc.

Name of Subsidiary and Jurisdiction of Incorporation

American Express Property Casualty Insurance Agency of Pennsylvania Inc. PA Ameriprise Advisor Capital, LLC DE
Ameriprise Bank, FSB NY
Ameriprise Capital Trust I DE
Ameriprise Capital Trust II DE
Ameriprise Capital Trust III DE
Ameriprise Capital Trust IV DE
Ameriprise Captive Insurance Company VT
Ameriprise Certificate Company DE
Investors Syndicate Development Corporation NV
Ameriprise Holdings, Inc. DE
Ameriprise India Private Limited India
Ameriprise Trust Company MN
AMPF Holding Corporation MI
Ameriprise Advisor Services, Inc. MI
Ameriprise Insurance Agency of Massachusetts, Inc. MA
American Enterprise Investment Services Inc. MN
Ameriprise Financial Services DE
AMPF Property Corporation MI
AMPF Realty Corporation MI
IDS Management Corporation MN
IDS Futures Corporation MN
IDS Property Casualty Insurance Company WI
Ameriprise Auto & Home Insurance Agency, Inc. WI
Ameriprise Insurance Company WI
RiverSource Distributors, Inc. DE
RiverSource Investments LLC MN
Advisory Capital Strategies Group Inc. MN
Boston Equity General Partner LLC DE
Kenwood Capital Management LLC DE
IDS Capital Holdings Inc MN
Inc. RiverSource CDO Seed Investment, LLC MN
J.& W. Seligman & Co., Inc. NY
RiverSource Fund Distributors, Inc. NY
RiverSource Services, Inc. NY
Seligman Asia Inc. NY
Seligman Focus Partners LLC NY
Seligman Health Partners LLC NY
Seligman Health Plus Partners LLC NY
Seligman Partners LLC NY
RiverSource Life Insurance Company MN
RiverSource Life Insurance Co. of New York NY
RiverSource NY REO, LLC NY
RiverSource REO 1, LLC MN
RiverSource Tax Advantaged Investments, Inc. DE
AEXP Affordable Housing LLC DE
RiverSource Service Corporation MN
Securities America Financial Corporation NE
Brecek & Young Advisors, Inc. CA
Brecek & Young Financial Services Group of Montana, Inc. MT
Brecek & Young Financial Group Insurance Agency of Texas, Inc. TX
Securities America, Inc. DE
Securities America Advisors, Inc. NE

Threadneedle Asset Management Holdings SARL Luxembourg
TAM Investment Ltd DE
TAM UK Holdings Limited UK
Threadneedle Asset Management (Australia) Pty Ltd Aus
Threadneedle International Investments GmbH Germany
Threadneedle Management Luxembourg S.A. Luxembourg
Threadneedle Portfolio Services Hong Kong Ltd HK
Threadneedle Asset Management Holdings Ltd.* UK
Cofund Holdings Ltd. (16.89%) UK
Threadneedle Asset Management Finance Ltd. UK
TMS Investment Ltd. (Jersey) (Minority) Channel Islands, Jersey
Threadneedle Asset Management Ltd. UK
Threadneedle Asset Management (Nominees) Ltd. UK
ADT Nominees Ltd UK
Convivo Asset Management Ltd. UK
Threadneedle Investment Advisors Ltd. UK
Threadneedle Portfolio Managers Ltd. UK
Sackville TIPP (GP) Ltd. UK
Threadneedle International Fund Management Ltd. UK
Threadneedle International Ltd. UK
Threadneedle Investment Services GMbH Germany
Threadneedle Investment Services Ltd. UK
Threadneedle Investments (Channel Islands) Ltd. Channel Islands, Jersey Threadneedle Investments North America LLC DE
Threadneedle Management Services Ltd. UK
Threadneedle Pension Trustees Ltd. UK
Threadneedle Property Services Ltd. UK
Threadneedle Rural Property Services Ltd. UK
Threadneedle Navigator ISA Manager Ltd. UK
Threadneedle Pensions Ltd. UK
Crockhamwell Road Management Ltd (75%) UK
Crossways Management Company Ltd (0.7%) UK
Redhouse Property Services Ltd. (6%) UK
Sackville (TPEN) [75%] UK
Severnside Distribution Park (Bristol) Management Ltd. (2.6%) UK
Threadneedle Portfolio Services Ltd. UK
Threadneedle Property Investments Ltd. UK
Axix 4/5 Management Ltd. (22.2%) UK
Cornbrash Park Management Company Ltd UK
Highcross (Slough) Management Ltd UK
Sackville Property (GP) Ltd. UK
Sackville Property (GP) Nominee 1 Ltd. UK
Sackville Property (GP) Nominee 2 Ltd. UK
Sackville SPF IV (GP) No. 1 Ltd UK
Sackville SPF IV Property (GP) No. 1 Ltd UK
Sackville SPF IV Property Nominee (1) Ltd. UK
Sackville SPF IV Property Nominee (2) Ltd. UK
Sackville Tandem Property (GP) Ltd. UK
Sackville Tandem Property Nominee Ltd. UK
Sackville TPEN Property (GP) Ltd. UK
Sackville TPEN Property Nominee Ltd.
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TPEN Property Nominee (2) Ltd. UK
Sackville TSP Property (GP) Ltd. UK
Sackville TSP Property Nominee Ltd. UK
Threadneedle Unit Trust Manager Ltd. UK

Item 27. Number of Contract owners

     As of June 30, 2010 there were 633 nonqualified and 741 qualified contract owners.

Item 28. Indemnification

The amended and restated By-Laws of the depositor provide that the depositor will indemnify, to the fullest extent now or hereafter provided for or permitted by law, each person involved in, or made or threatened to be made a party to, any action, suit, claim or proceeding, whether civil or criminal, including any investigative, administrative, legislative, or other proceeding, and including any action by or in the right of the depositor or any other corporation, or any partnership, joint venture, trust, employee benefit plan, or other enterprise (any such entity, other than the depositor, being hereinafter referred to as an "Enterprise"), and including appeals therein (any such action or process being hereinafter referred to as a "Proceeding"), by reason of the fact that such person, such person's testator or intestate (i) is or was a director or officer of the depositor, or (ii) is or was serving, at the request of the depositor, as a director, officer, or in any other capacity, or any other Enterprise, against any and all judgments, amounts paid in settlement, and expenses, including attorney's fees, actually and reasonably incurred as a result of or in connection with any Proceeding, except as provided below.

No indemnification will be made to or on behalf of any such person if a judgment or other final adjudication adverse to such person establishes that such person's acts were committed in bad faith or were the result of active and deliberate dishonesty and were material to the cause of action so adjudicated, or that such person personally gained in fact a financial profit or other advantage to which such person was not legally entitled. In addition, no indemnification will be made with respect to any Proceeding initiated by any such person against the depositor, or a director or officer of the depositor, other than to enforce the terms of this indemnification provision, unless such Proceeding was authorized by the Board of Directors of the depositor. Further, no indemnification will be made with respect to any settlement or compromise of any Proceeding unless and until the depositor has consented to such settlement or compromise.

The depositor may, from time to time, with the approval of the Board of Directors, and to the extent authorized, grant rights to indemnification, and to the advancement of expenses, to any employee or agent of the depositor or to any person serving at the request of the depositor as a director or officer, or in any other capacity, of any other Enterprise, to the fullest extent of the provisions with respect to the indemnification and advancement of expenses of directors and officers of the depositor.

Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the depositor or the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS.

(a) RiverSource Distributors Inc. acts as principal underwriter, depositor or sponsor for:

RiverSource Variable Series Trust funds include the RiverSource Partners Variable Portfolio funds, RiverSource Variable Portfolio funds, Threadneedle Variable Portfolio funds, Seligman Variable Portfolio funds, Disciplined Asset Allocation Portfolio funds and Variable Portfolio fund of funds.

(b) As to each director, officer or partner of the principal underwriter:

Name and Principal Business Address*   Positions and Offices with Underwriter
------------------------------------   --------------------------------------
Gumer C. Alvero                        Director and Vice President
Patrick Thomas Bannigan                Director and Vice President
Timothy V. Bechtold                    Director and Vice President
Paul J. Dolan                          Chief Operating Officer and
                                       Chief Administrative Officer
Jeffrey P. Fox                         Chief Financial Officer
Bimal Gandhi                           Senior Vice President -
                                       Strategic Transformation
Jeffrey  McGregor                      President
Thomas R. Moore                        Secretary
Scott Roane Plummer                    Chief Counsel
Julie A. Ruether                       Chief Compliance Officer
William Frederick "Ted" Truscott       Chairman of the Board and
                                       Chief Executive Officer

*    Business address is: 50611 Ameriprise Financial Center, Minneapolis, MN
     55474

Item 29(c)

RiverSource Distributors, Inc., the principal underwriters during Registrant's last fiscal year, was paid the following commissions:

                         NET
                      UNDERWRITING
NAME OF PRINCIPAL    DISCOUNTS AND    COMPENSATION    BROKERAGE
UNDERWRITER           COMMISSIONS    ON REDEMPTION   COMMISSIONS   COMPENSATION
-----------------    -------------   -------------   -----------   ------------
RiverSource           $17,842,976         None           None           None
Distributors, Inc.

Item 30. Location of Accounts and Records

     RiverSource Life Insurance Co. of New York
     20 Madison Avenue Extension
     Albany, NY 12203

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

(a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
     (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to the address or phone number listed in the prospectus.

(d) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, RiverSource Life Insurance Co. of New York on behalf of the Registrant, certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Amendment to its Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Minneapolis, and State of Minnesota, on the 12th day of July, 2010.

                                        RIVERSOURCE OF NEW YORK VARIABLE ANNUITY
                                        ACCOUNT 2
                                        (Registrant)

                                        By RiverSource Life Insurance Co. of New
                                        York
                                        (Sponsor)


                                        By /s/ Timothy V. Bechtold*
                                           -------------------------------------
                                           Timothy V. Bechtold
                                           President

As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on the 12th day of July, 2010.

SIGNATURE                               TITLE
---------                               -----


/s/ Gumer C. Alvero*                    Director and Senior Vice President -
-------------------------------------   Annuities
Gumer C. Alvero


/s/ Timothy V. Bechtold*                Director, President and Chief Executive
-------------------------------------   Officer
Timothy V. Bechtold


/s/ Maureen A. Buckley*                 Director, Vice President, Chief
-------------------------------------   Operating Officer, Chief Compliance
Maureen A. Buckley                      Officer, Consumer Affairs Officer,
                                        Claims Officer and Anti-Money Laundering
                                        Officer



/s/ Rodney P. Burwell*                  Director
-------------------------------------
Rodney P. Burwell


/s/ Richard N. Bush*                    Senior Vice President - Corporate Tax
-------------------------------------
Richard N. Bush


/s/ Robert R. Grew*                     Director
-------------------------------------
Robert R. Grew


/s/ Ronald L. Guzior*                   Director
-------------------------------------
Ronald L. Guzior


/s/ Jean B. Keffeler*                   Director
-------------------------------------
Jean B. Keffeler


/s/ Jeffrey McGregor*                   Director
-------------------------------------
Jeffrey McGregor


/s/ Jeryl A. Millner*                   Director
-------------------------------------
Jeryl A. Millner


/s/ Thomas V. Nicolosi*                 Director
-------------------------------------
Thomas V. Nicolosi


/s/ David K. Stewart*                   Vice President and Controller
-------------------------------------
David K. Stewart

* Signed pursuant to Power of Attorney dated Oct. 22, 2008, filed electronically as Exhibit 13 to Post-Effective Amendment No. 5 to Registration Statement No. 333-139764 on or about April 28, 2009 is incorporated by reference, by:


By: /s/ Rodney J. Vessels
    ---------------------------------
    Rodney J. Vessels
    Assistant General Counsel and
    Assistant Secretary

               CONTENTS OF REGISTRATION STATEMENT AMENDMENT NO. 9
                      REGISTRATION STATEMENT NO. 333-139764

This Registration Statement Amendment is comprised of the following papers and documents:

The Cover Page.

Part A.

The prospectus for RiverSource(R) Innovations Select Variable Annuity

Part B.

The combined Statement of Additional Information and Financial Statements for RiverSource of New York Variable Account 2

Part C.

Other Information.
The signatures.
Exhibits

                                  EXHIBIT INDEX

4.50 Form of Deferred Annuity Contract (form 411265-NY) and data pages

9.   Opinion of Counsel and Consent

10. Consent of Independent Auditors for RiverSource(R) Innovations Select Variable Annuity